      Filed with the Securities and Exchange Commission on April 14, 2015
                                                    REGISTRATION NO. 333-102934
                                           INVESTMENT COMPANY ACT NO. 811-09327

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 17
                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 145

                               -----------------

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                               -----------------

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                (847) 402-5000
   (Address and telephone number of Depositor's principal executive offices)

                               -----------------

                                ANGELA FONTANA
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                        ALLSTATE LIFE INSURANCE COMPANY
                         2775 SANDERS ROAD, SUITE A2E
                          NORTHBROOK, ILLINOIS 60062
                    (Name and address of agent for service)

                                  COPIES TO:

                                 ALLEN R. REED
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                          ALLSTATE DISTRIBUTORS, LLC
                         2775 SANDERS ROAD, SUITE A2E
                             NORTHBROOK, IL 60062

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_] on          pursuant to paragraph (a)(i) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_] on          pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

The Allstate Variable Annuities
(Allstate Variable Annuity, Allstate Variable Annuity - L Share)

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584


                                                   Prospectus dated May 1, 2015


Allstate Life Insurance Company ("Allstate Life") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 59* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following funds ("Funds"):


 Morgan Stanley Variable Investment     Franklin Templeton Variable Insurance
   Series (Class Y)                       Products Trust (Class 2)
 The Universal Institutional Funds,     Goldman Sachs Variable Insurance Trust
   Inc. (Class II Shares)               PIMCO Variable Insurance Trust
 Invesco Variable Insurance Funds       Putnam Variable Trust (Class IB)
   (Series II)                          Janus Aspen Series
 AB Variable Product Series Fund, Inc.
   (Class B) (formerly,
   AllianceBernstein Variable Products
   Series Fund, Inc. (Class B))
 Fidelity(R) Variable Insurance
   Products (Service Class 2)


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 42 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2015, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


 IMPORTANT  The Securities and Exchange Commission has not approved or
 NOTICES disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

            Investment in the Contracts involves investment risks, including possible loss of principal.

Table of Contents


                                                                           Page
Overview

   Important Terms                                                          ii
   Overview of Contracts                                                     1
   The Contracts at a Glance                                                 2
   How the Contracts Work                                                    6
   Expense Table                                                             7
   Financial Information                                                    10
Contract Features

   The Contracts                                                            10
   Purchases                                                                13
   Contract Value                                                           14
   Investment Alternatives                                                  39
       The Variable Sub-Accounts                                            39
       The Fixed Account Options                                            44
       Transfers                                                            47
   Expenses                                                                 50
   Access to Your Money                                                     55
   Income Payments                                                          56
   Death Benefits                                                           65
Other Information

   More Information                                                         73
   Taxes                                                                    75
   Annual Reports and Other Documents                                       84
Statement of Additional Information Table of Contents                       85
Appendix A - Contract Comparison Chart                                     A-1
Appendix B - Market Value Adjustment                                       B-1
Appendix C - Example of Calculation of Income Protection Benefit           C-1
Appendix D - Withdrawal Adjustment Example-Income Benefits                 D-1
Appendix E - Withdrawal Adjustment Example-Death Benefits                  E-1
Appendix F - Calculation of Earnings Protection Death Benefit              F-1
Appendix G - Withdrawal Adjustment Example - TrueReturn Accumulation
  Benefit                                                                  G-1
Appendix H - SureIncome Withdrawal Benefit Option Calculation Examples H-1 Appendix I - SureIncome Plus Withdrawal Benefit Option Calculation
  Examples                                                                 I-1
Appendix J - SureIncome for Life Withdrawal Benefit Option
  Calculation Examples                                                     J-1
Appendix K - Accumulation Unit Values                                      K-1


                                      (i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                                           Page
 AB Factor                                                                  15
 Accumulation Benefit                                                       15
 Accumulation Phase                                                          6
 Accumulation Unit                                                          10
 Accumulation Unit Value                                                    10
 Allstate Life ("We")                                                       73
 Annuitant                                                                  11
 Automatic Additions Program                                                13
 Automatic Portfolio Rebalancing Program                                    49
 Beneficiary                                                                12
 Benefit Base (for the TrueReturn Accumulation Benefit Option)              14
 Benefit Base (for the SureIncome Withdrawal Benefit Option)                25
 Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)           31
 Benefit Base (for the SureIncome For Life Withdrawal Benefit Option)       32
 Benefit Payment (for the SureIncome Withdrawal Benefit Option)             25
 Benefit Payment (for the SureIncome Plus Withdrawal Benefit Option)        31
 Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option)    32
 Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option) Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit
   Option)                                                                  31
 Benefit Payment Remaining (for the SureIncome For Life Withdrawal
   Benefit Option)                                                          32
 Benefit Year (for the SureIncome Withdrawal Benefit Option)                25
 Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)           28
 Benefit Year (for the SureIncome For Life Withdrawal Benefit Option)       32
 Co-Annuitant                                                               11
 *Contract                                                                  10
 Contract Anniversary                                                        2
 Contract Owner ("You")                                                     10
 Contract Value                                                             14
 Contract Year                                                               3
 Dollar Cost Averaging Program                                              49
 Due Proof of Death                                                         65
 Earnings Protection Death Benefit Option                                   67
 Enhanced Beneficiary Protection (Annual Increase) Option                   66
 Excess of Earnings Withdrawal                                              66
 Fixed Account Options                                                      44
 Free Withdrawal Amount                                                     53
 Funds                                                                       1
 Guarantee Option                                                            3
 Guarantee Period Account                                                   44
 Income Base                                                                 3
 Income Plan                                                                56
 Income Protection Benefit Option                                           60
 In-Force Earnings                                                          67
 In-Force Premium                                                           67
 Investment Alternatives                                                    39
 IRA Contract                                                                3
 Issue Date                                                                  6
 Market Value Adjustment                                                    46
 Maximum Anniversary Value (MAV) Death Benefit Option                       66
 Payout Phase                                                                6
 Payout Start Date                                                          56
 Payout Withdrawal                                                          59
 Portfolios                                                                 73
 Qualified Contract                                                         10
 Retirement Income Guarantee Options                                        52
 Return of Premium ("ROP") Death Benefit                                    66
 Rider Anniversary                                                          14
 Rider Application Date                                                     10
 Rider Date (for the TrueReturn Accumulation Benefit Option)                14
 Rider Date (for the SureIncome Withdrawal Benefit Option)                  25
 Rider Date (for the SureIncome Plus Withdrawal Benefit Option)             28
 Rider Date (for the SureIncome For Life Withdrawal Benefit Option)         32


                                     (ii)

                                                                           Page
 Rider Fee (for the TrueReturn Accumulation Benefit Option)                  3
 Rider Fee (for the SureIncome Withdrawal Benefit Option)                    3
 Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)               3
 Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)           3
 Rider Fee Percentage                                                        3
 Rider Maturity Date                                                        14
 Rider Period                                                               14
 Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)     14
 Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)       25
 Right to Cancel                                                            13
 SEC                                                                         1
 Settlement Value                                                           65
 Spousal Protection Benefit (Co-Annuitant) Option                           11
 Spousal Protection Benefit (Co-Annuitant) Option for Custodial
   Individual Retirement Accounts                                           11
 Standard Fixed Account Option                                              44
 SureIncome Covered Life                                                    32
 SureIncome Option Fee                                                      52
 SureIncome Plus Option                                                     28
 SureIncome Plus Option Fee                                                 52
 SureIncome Plus Withdrawal Benefit Option                                  28
 SureIncome For Life Option                                                 32
 SureIncome For Life Option Fee                                             52
 SureIncome For Life Withdrawal Benefit Option                              32
 SureIncome ROP Death Benefit                                               32
 SureIncome Withdrawal Benefit Option                                       25
 Systematic Withdrawal Program                                              56
 Tax Qualified Contract                                                     78
 Transfer Period Accounts                                                   17
 Trial Examination Period                                                    2
 TrueBalance/SM/ Asset Allocation Program                                   42
 TrueReturn/SM/ Accumulation Benefit Option                                 51
 Valuation Date                                                             13
 Variable Account                                                           73
 Variable Sub-Account                                                       14
 Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option)   25
 Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit
   Option)                                                                  25
 Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal
   Benefit Option)                                                          32
 Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit
   Option)                                                                  26
 Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal
   Benefit Option)                                                          32
 Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal
   Benefit Option)                                                          34
 Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal
   Benefit Option)                                                          26
 Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal
   Benefit Option)                                                          32
 Withdrawal Benefit Payout Start Date (for the SureIncome for Life
   Withdrawal Benefit Option)                                               34
 Withdrawal Benefit Option                                                  25
 Withdrawal Benefit Option Fee                                               8


* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                                     (iii)

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Variable Annuity Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Variable Annuity - L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments         We are no longer offering new contracts.

                          You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments). We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

Trial Examination Period  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. See "Trial Examination Period" for details.

Expenses Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

                          Allstate Variable Annuity Contracts

                          . Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          Allstate Variable Annuity - L Share Contracts

                          . Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          All Contracts

                          . Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is 0.19%; up to 0.35% for future Contracts).

                          . Annual contract maintenance charge of $30 (waived in certain cases).

                          . If you select the Maximum Anniversary Value (MAV) Death Benefit Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                          . If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%.

                          . If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("Rider Application Date").

                          . If you select the TrueReturn/SM/ Accumulation Benefit Option ("TrueReturn Option") you would pay an additional annual fee ("Rider Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

                          .  We discontinued offering the SureIncome
                             Withdrawal Benefit Option

                            ("SureIncome Option") as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

                         . If you select the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option") you would pay an additional annual fee ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

                         . If you select the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option") you would pay an additional annual fee ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

                         . We discontinued offering Retirement Income Guarantee Option 1 ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the Income Base in effect on a Contract Anniversary.

                         . We discontinued offering Retirement Income Guarantee Option 2 ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the Income Base in effect on a Contract Anniversary.

                         . If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                         . If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co- Annuitant) Option for Custodial Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
                            Section 408 of the Internal

                            Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

                         * No Rider Fee was charged for these Options for
                           Contract Owners who added these Options prior to January 1, 2005. See page 12 for details.

                         . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

                         .  State premium tax (if your state imposes one)

                         .  Not all Options are available in all states

                            We may discontinue offering any of these Options at any time prior to the time you elect to receive it.

Investment Alternatives  Each Contract offers several investment alternatives including:

                         . up to 3 Fixed Account Options that credit interest at rates we guarantee, and

                  . 59* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                     .  Morgan Stanley Investment Management Inc.

                     .  Invesco Advisers, Inc.

                     .  AllianceBernstein L.P.

                     .  Fidelity Management & Research Company

                     .  Franklin Advisers, Inc.

                     .  Franklin Mutual Advisers, LLC

                     .  Goldman Sachs Asset Management, L.P.

                     .  Janus Capital Management LLC

                     .  Pacific Investment Management Company LLC

                     .  Putnam Investment Management, LLC

                     .  Templeton Investment Counsel, LLC

                     * Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or
                         Portfolio liquidations, mergers, closures and name changes.

                  Not all Fixed Account Options are available in all states or with all Contracts.

                  To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services  For your convenience, we offer these special services:

                  .  Automatic Portfolio Rebalancing Program

                  .  Automatic Additions Program

                  .  Dollar Cost Averaging Program

                  .  Systematic Withdrawal Program

                  .  TrueBalance/SM/ Asset Allocation Program

Income Payments   You can choose fixed income payments, variable
                  income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                  .  life income with guaranteed number of payments

                  . joint and survivor life income with guaranteed number of payments

                  . guaranteed number of payments for a specified period

                  .  life income with cash refund

                  .  joint life income with cash refund

                  .  life income with installment refund

                  .  joint life income with installment refund

                  Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                  In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits    If you, the Annuitant, or Co-Annuitant die before
                  the Payout Start Date, we will pay a
             death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract ("Return of Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

             .  MAV Death Benefit Option;

             .  Enhanced Beneficiary Protection (Annual Increase)
                Option; and

             .  Earnings Protection Death Benefit Option

             The SureIncome Plus Option and SureIncome For Life
             Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
             ("SureIncome ROP Death Benefit").

Transfers    Before the Payout Start Date, you may transfer your
             Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed
             Account or Market Value Adjusted Account Options is
             $100.

             A charge may apply after the 12/th/ transfer in each Contract Year.

Withdrawals  You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

             If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value unless a Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.

How the Contracts Work

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 56. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                    [CHART]

Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                               Number of Complete Years Since We Received the Purchase Payment
                                             Being Withdrawn/Applicable Charge:
                               --------------------------------------------------------------
Contract:                      0       1       2       3       4       5       6       7       8+
Allstate Variable Annuity      7%      7%      6%      5%      4%      3%      2%      0%       0%
Allstate Variable Annuity - L
  Share                        7%      6%      5%      0%

All Contracts:
Annual Contract Maintenance
  Charge                                  $30**
Transfer Fee                   up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.
**  Waived in certain cases. See "Expenses."
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any    Mortality and Expense Administrative  Total Variable Account
optional benefit)                   Risk Charge      Expense Charge*     Annual Expense
---------------------------    --------------------- --------------- ----------------------
Allstate Variable Annuity              1.10%              0.19%               1.29%
Allstate Variable Annuity - L
  Share                                1.50%              0.19%               1.69%

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option               0.20% (up to 0.30% for Options added in
                                       the future)
Enhanced Beneficiary Protection
  (Annual Increase) Option             0.30%
Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added in
  Option (issue age 0-70)              the future)
Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added in
  Option (issue age 71-79)             the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death
Benefit Option, Enhanced
Beneficiary Protection
(Annual Increase) Option,
Earnings
Protection Death Benefit       Mortality and Expense Administrative  Total Variable Account
Option (issue age 71-79)           Risk Charge*      Expense Charge*     Annual Expense
---------------------------    --------------------- --------------- ----------------------
Allstate Variable Annuity              2.00%              0.19%               2.19%
Allstate Variable Annuity - L
  Share                                2.40%              0.19%               2.59%

* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

TrueReturn/SM/ Accumulation Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

               TrueReturn/SM/ Accumulation Benefit Option  0.50%*

* Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SureIncome Withdrawal Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

                 SureIncome Withdrawal Benefit Option. 0.50%**

* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

** Up to 1.25% for SureIncome Options added in the future. See "SureIncome
   Withdrawal Benefit Option" for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

               SureIncome Plus Withdrawal Benefit Option  0.65%*

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

             SureIncome For Life Withdrawal Benefit Option  0.65%*

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

Retirement Income Guarantee Option Fee*

(annual rate as a percentage of Income Base on a Contract Anniversary)

                                  RIG 1  0.40%
                                  RIG 2  0.55%

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

            Spousal Protection Benefit (Co-Annuitant) Option  0.10%*

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement
  Accounts                                                                            0.10%*

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

Income Protection Benefit Option

(as a percentage of the average daily net Variable Account assets supporting the variable income payments to which the Option applies)

                    Income Protection Benefit Option  0.50%*

* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.

PORTFOLIO ANNUAL EXPENSES - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES


                                                                                 Minimum Maximum
                                                                                 ------- -------
Total Annual Portfolio Operating Expenses/(1)/ (expenses that are deducted from
  Portfolio assets, which may include management fees, distribution and/or
  services (12b-1) fees, and other expenses)                                      0.50%   2.31%



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2014 (except as otherwise noted).


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                     Allstate Variable Annuity    Allstate Variable Annuity - L Share
                                                  1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
                                                  ------ ------- ------- -------- ------  -------  -------  --------
Costs Based on Maximum Annual Portfolio Expenses  $1,200 $2,327  $3,372   $6,086  $1,237  $2,348   $3,197    $6,355
Costs Based on Minimum Annual Portfolio Expenses  $1,027 $1,830  $2,582   $4,706  $1,065  $1,858   $2,424    $5,036


Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                     Allstate Variable Annuity    Allstate Variable Annuity - L Share
                                                  1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
                                                  ------ ------- ------- -------- ------  -------  -------  --------
Costs Based on Maximum Annual Portfolio Expenses   $605  $1,817  $3,032   $6,086   $642   $1,923   $3,197    $6,355
Costs Based on Minimum Annual Portfolio Expenses   $432  $1,320  $2,242   $4,706   $470   $1,433   $2,424    $5,036


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.

Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION

We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation

Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market - Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB Factors
                     Rider Period       Guarantee Guarantee
                     (number of years)  Option 1  Option 2
                     -----------------  --------- ---------
                            8             100.0%      NA
                            9             112.5%      NA
                            10            125.0%    100.0%
                            11            137.5%    110.0%
                            12            150.0%    120.0%
                            13            162.5%    130.0%
                            14            175.0%    140.0%
                            15            187.5%    150.0%
                            16            200.0%    160.0%
                            17            212.5%    170.0%
                            18            225.0%    180.0%
                            19            237.5%    190.0%
                            20            250.0%    200.0%

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                           1
                 Rider Period:                              15
                 AB Factor:                              187.5%
                 Rider Date:                            1/2/04
                 Rider Maturity Date:                   1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

    On the Rider Maturity Date (1/2/19):
    Accumulation Benefit                        = Benefit Base on Rider
                                                  Maturity Date X AB Factor
                                                = $50,000 X 187.5%
                                                = $93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                           2
                 Rider Period:                              15
                 AB Factor:                              150.0%
                 Rider Date:                            1/2/04
                 Rider Maturity Date:                   1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

    On the Rider Maturity Date (1/2/19):
    Accumulation Benefit                        = Benefit Base on Rider
                                                  Maturity Date X AB Factor
                                                = $50,000 X 150.0%
                                                = $75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

    (a)= the withdrawal amount;

    (b)= the Contract Value immediately prior to the withdrawal; and

    (c)= the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1                              Guarantee Option 2
------------------                     --------------------------------------
*  Model Portfolio Option 1            *  Model Portfolio Option 2
*  TrueBalance Conservative Model      *  TrueBalance Conservative Model
   Portfolio Option                       Portfolio Option
*  TrueBalance Moderately              *  TrueBalance Moderately
   Conservative Model Portfolio Option    Conservative Model Portfolio Option
                                       *  TrueBalance Moderate Model
                                          Portfolio Option
                                       *  TrueBalance Moderately Aggressive
                                          Model Portfolio Option
                                       *  TrueBalance Aggressive Model
                                          Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category /(1,3,4,5)/:

                          Model Portfolio Option 1
                          ------------------------
                              20% Category A
                              50% Category B
                              30% Category C
                               0% Category D

Category A

Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity(R) VIP Money Market - Service Class 2 Sub-Account

Category B

Invesco V. I. High Yield - Series II Sub-Account
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/
Fidelity(R) VIP High Income - Service Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/

PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account

PIMCO Total Return - Advisor Shares Sub-Account /(7)/

UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF U.S. Real Estate, Class II Sub-Account

Category C

Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account Invesco V. I. Diversified Dividend - Series II Sub-Account Invesco V. I. Global Core Equity - Series II Sub-Account Invesco V. I. Equity and Income - Series II Sub-Account/(1)/

UIF Global Strategist Portfolio - Class II Sub-Account (formerly, UIF Global Tactical Asset Allocation - Class II Sub-Account)

Invesco V. I. S&P 500 Index - Series II Sub-Account

UIF Global Infrastructure - Class II Sub-Account/(1)/
AB VPS Growth Portfolio - Class B Sub-Account (formerly, AllianceBernstein VPS Growth Portfolio - Class B Sub-Account)
AB VPS Growth and Income Portfolio - Class B Sub-Account/(1)/ (formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B Sub-Account)
AB VPS International Value - Class B Sub-Account/(6)/ (formerly, AllianceBernstein VPS International Value - Class B Sub-Account)
AB VPS Small/Mid Cap Value - Class B Sub-Account (formerly, AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account)
AB VPS Value - Class B Sub-Account/(5)/ (formerly, AllianceBernstein VPS
Value - Class B Sub-Account)

Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/ Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account
FTVIP Mutual Global Discovery VIP Fund - Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund Securities - Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/ Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(2)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account
Invesco V.I. Equity and Income - Series II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
Invesco V.I. American Value - Series II Sub-Account
Invesco V.I. American Franchise - Series II Sub-Account Invesco V.I. Comstock - Series II Sub-Account
Invesco V.I. Growth and Income - Series II Sub-Account

Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)

Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/

AB VPS Large Cap Growth - Class B Sub-Account (formerly AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account
Invesco V.I. Mid Cap Growth - Series II Sub-Account
Invesco V.I. American Franchise - Series II Sub-Account

Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 1. We will use the percentage allocations as of your most recent instructions.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I. Equity and Income - Series II Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account, UIF Emerging Markets Debt, Class II Sub-Account and the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account.*
2) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*
3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*
4) Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*
5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

   Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

6) Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of April 13, 2015, the PIMCO Total Return - Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category /(1, 3, 4, 5)/:

       Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)
       --------------------------------------------------------------
                              10% Category A
                              20% Category B
                              50% Category C
                              20% Category D

Category A

Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity(R) VIP Money Market - Service Class 2 Sub-Account

Category B

Invesco V. I. High Yield - Series II Sub-Account
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/
Fidelity(R) VIP High Income - Service Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/

PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account

PIMCO Total Return - Advisor Shares Sub-Account /(7)/

UIF U.S. Real Estate, Class II Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/

Category C

Morgan Stanley VIS Multi-Cap Growth - Class Y Sub-Account
Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/
Invesco V. I. Equity and Income - Series II Sub-Account/(1)/
Invesco V.I. S&P 500 Index - Series II Sub-Account

UIF Global Strategist Portfolio - Class II Sub-Account (formerly, UIF Global Tactical Asset Allocation - Class II Sub-Account)
UIF Global Infrastructure - Class II Sub-Account/(1)/

Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/
Invesco V.I. Core Equity - Series II Sub-Account/(4)/

AB VPS Growth and Income Portfolio - Class B Sub-Account/(1)/ (formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B Sub-Account)
AB VPS International Value - Class B Sub-Account/(6)/ (formerly,
AllianceBernstein VPS International Value - Class B Sub-Account)
AB VPS Value - Class B Sub-Account/(5)/ (formerly, AllianceBernstein VPS Value
- Class B Sub-Account)

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account
FTVIP Mutual Global Discovery VIP Fund - Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Invesco V.I. Equity and Income, Series II Sub-Account
Invesco V.I. American Value, Series II Sub-Account
Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

Category D

Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
Invesco V.I. Global Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

AB VPS Growth Portfolio - Class B Sub-Account (formerly, AllianceBernstein VPS Growth Portfolio - Class B Sub-Account)
AB VPS Large Cap Growth Portfolio - Class B Sub-Account/(1)/ (formerly, AllianceBernstein VPS Large Cap Growth Portfolio - Class B Sub-Account)
AB VPS Small/Mid Cap Value - Class B Sub-Account (formerly, AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account

Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(2)/
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account
UIF Growth, Class II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account
Invesco V.I. American Franchise, Series II Sub-Account
Invesco V.I. Mid Cap Growth, Series II Sub-Account

Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 2 (Rider date October 1, 2004). We will use the percentage allocations as of your most recent instructions.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I. Equity and Income - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*
2) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*
3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*
4) Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

   Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

6) Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of April 13, 2015, the PIMCO Total Return - Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after
October 1, 2004)/(1, 3, 4, 5)/:

                           Model Portfolio Option 2
                   (Rider Date on or After October 1, 2004)

                                   Available

Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account Invesco V. I. Diversified Dividend - Series II Sub-Account Invesco V. I. Global Core Equity - Series II Sub-Account Invesco V. I. High Yield - Series II Sub-Account/(1)/
Invesco V.I. Equity and Income - Series II Sub-Account/(1)/ Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/ Morgan Stanley VIS Money Market - Class Y Sub-Account
Invesco V.I. S&P 500 Index - Series II Sub-Account

UIF Global Strategist Portfolio - Class II Sub-Account, (formerly, UIF Global Tactical Asset Allocation - Class II Sub-Account)
UIF Global Infrastructure - Class II Sub-Account/(1)/

Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/
Invesco V.I. Core Equity - Series II Sub-Account/(4)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

AB VPS Growth Portfolio - Class B Sub-Account (formerly, AllianceBernstein VPS Growth Portfolio - Class B Sub-Account)
AB VPS Growth and Income Portfolio - Class B Sub-Account/(1)/ (formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B Sub-Account)
AB VPS International Value - Class B Sub-Account/(6)/ (formerly, AllianceBernstein VPS International Value - Class B Sub-Account)
AB VPS Small/Mid Cap Value - Class B Sub-Account (formerly, AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account)
AB VPS Value - Class B Sub-Account/(5)/ (formerly, AllianceBernstein VPS
Value - Class B Sub-Account)

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account Fidelity(R) VIP High Income - Service Class 2 Sub-Account Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account Fidelity(R) VIP Money Market - Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account
FTVIP Mutual Global Discovery VIP Fund - Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/

       Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account

PIMCO Total Return - Advisor Shares Sub-Account /(7)/

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF Emerging Markets Equity, Class II Sub-Account
Invesco V.I. Equity and Income, Series II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF U.S. Mid Cap Value, Class II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. American Franchise, Series II Sub-Account
Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

                                   Excluded

Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
Invesco V.I. American Franchise Fund - Series II Sub-Account

AB VPS Large Cap Growth - Class B Sub-Account (formerly, AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/)

UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account
Invesco V.I. Mid Cap Growth, Series II Sub-Account

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I. Equity and Income - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*
2) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*
3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4) Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*
5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.
   Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.
6) Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of April 13, 2015, the PIMCO Total Return - Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.


If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 70 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

WITHDRAWAL BENEFIT OPTIONS

"Withdrawal Benefit Options" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

SUREINCOME WITHDRAWAL BENEFIT OPTION

Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option ("SureIncome Option"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

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On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

    . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

    . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

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No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start
Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option

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   utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.


The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 65.


For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider

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Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation,

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the Benefit Payment Remaining will not be increased if a Withdrawal Benefit
Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment

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divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

    . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

    . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section page 69 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

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..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION

We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SureIncome Covered Life" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This Option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 69.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

              Attained Age of
              SureIncome Covered Life  Withdrawal Benefit Factor
              -----------------------  -------------------------
                     50 - 59                      4%
                     60 - 69                      5%
                      70 +                        6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors

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available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

    .  The Benefit Payment immediately prior to the withdrawal; or

    . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

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

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

    . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

    . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

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

Death of Owner or Annuitant

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

    . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

    . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.


Refer to the Death Benefits section page 65 for more details on the SureIncome ROP Death Benefit.


Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)

If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available as described below;

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

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or
(3) to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *Model Portfolio Option 1

*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

                                   Available

Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account
Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/
Invesco V.I. Global Core Equity - Series II Sub-Account

Invesco V. I. High Yield - Series II Sub-Account/(1)/

Invesco V.I. Equity and Income - Series II Sub-Account/(1)/ Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/ Morgan Stanley VIS Money Market - Class Y Sub-Account
Invesco V.I. S&P 500 Index - Series II Sub-Account
UIF Global Infrastructure - Class II Sub-Account/(1)/
Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

AB VPS Growth Portfolio - Class B Sub-Account (formerly, AllianceBernstein VPS Growth Portfolio - Class B Sub-Account)
AB VPS Growth and Income Portfolio - Class B Sub-Account/(1)/ (formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B Sub-Account)
AB VPS International Value - Class B Sub-Account/(6)/ (formerly, AllianceBernstein VPS International Value - Class B Sub-Account)
AB VPS Small/Mid Cap Value - Class B Sub-Account (formerly, AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account)
AB VPS Value - Class B Sub-Account/(5)/ (formerly, AllianceBernstein VPS Value
- Class B Sub-Account)


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

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account Fidelity(R) VIP High Income - Service Class 2 Sub-Account Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account Fidelity(R) VIP Money Market - Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account
FTVIP Mutual Global Discovery VIP Fund - Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/
PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account

PIMCO Total Return - Advisor Shares Sub-Account /(7)/

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF Emerging Markets Equity, Class II Sub-Account
Invesco Van Kampen V.I. Equity and Income, Series II Sub-Account
UIF Global Franchise, Class II Sub-Account

UIF Global Strategist Portfolio - Class Y Sub-Account (formerly, UIF Global Tactical Asset Allocation - Class Y Sub-Account)

UIF Mid Cap Growth, Class II Sub-Account
Invesco V.I. American Value, Series II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. American Franchise, Series II Sub-Account
Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

                                   Excluded

Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/

AB VPS Large Cap Growth - Class B Sub-Account (formerly, AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/)

UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account
Invesco V.I. Mid Cap Growth, Series II Sub-Account

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V. I. High Yield - Series II Sub-Account, the Invesco V.I. Equity and Income - Class II Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*
2) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*
3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*
4) Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*
5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

   Effective as of Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

6) Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of April 13, 2015, the PIMCO Total Return - Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts


You may allocate your purchase payments to up to 59* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.


Portfolio:                   Each Portfolio Seeks:       Investment Advisor:
----------                 -------------------------- -------------------------
Morgan Stanley Variable
  Investment Series

Morgan Stanley VIS Multi   As a primary objective,
  Cap Growth Portfolio -     growth of capital
  Class Y                    through investments in
                             common stocks of
                             companies believed by
                             the Investment Adviser
                             to have potential for
                             superior growth. As a
                             secondary objective,
                             income but only when
                             consistent with its
                             primary objective.

Morgan Stanley VIS         To maximize the capital
  European Equity            appreciation of its
  Portfolio - Class Y/(1)/   investments

UIF Global Infrastructure  Both capital appreciation  Morgan Stanley Investment
  Portfolio - Class          and current income       Management Inc.
  II/(2)/

Morgan Stanley VIS Income  As a primary objective,
  Plus Portfolio - Class Y   high level of current
                             income by investing
                             primarily in U.S.
                             government securities
                             and other fixed-income
                             securities. As a
                             secondary objective,
                             capital appreciation
                             but only when
                             consistent with its
                             primary objective.

Morgan Stanley VIS         High level of current
  Limited Duration           income consistent with
  Portfolio - Class Y/(1)/   preservation of capital

Morgan Stanley VIS Money   High current income,
  Market Portfolio -         preservation of capital
  Class Y                    and liquidity

Janus Aspen Series

Janus Aspen Series         To obtain maximum total    Janus Capital Management
  Flexible Bond Portfolio    return, consistent with  LLC
  - Institutional Shares     preservation of capital.

The Universal Institutional Funds, Inc.

UIF Growth Portfolio,      Long-term capital
  Class II                   appreciation by
                             investing primarily in
                             growth-oriented equity
                             securities of large
                             capitalization
                             companies.

UIF Emerging Markets Debt  High total return by
  Portfolio, Class II/(2)/   investing primarily in
                             fixed income securities
                             of government and
                             government-related
                             issuers and, to a
                             lesser extent, of
                             corporate issuers in
                             emerging market
                             countries.

UIF Emerging Markets       Long-term capital
  Equity Portfolio, Class    appreciation by
  II                         investing primarily in
                             growth-oriented equity
                             securities of issuers
                             in emerging market
                             countries.

UIF Global Franchise       Long-term capital          Morgan Stanley Investment
  Portfolio, Class II        appreciation.            Management Inc.

UIF Global Strategist      Total return.
  Portfolio, Class II
  (formerly, UIF Global
  Tactical Asset
  Allocation Portfolio,
  Class II)

UIF Mid Cap Growth         Long-term capital growth
  Portfolio, Class II        by investing primarily
                             in common stocks and
                             other equity securities.

UIF Small Company Growth   Long-term capital
  Portfolio, Class II        appreciation by
                             investing primarily in
                             growth-oriented equity
                             securities of small
                             companies.

UIF U.S. Real Estate       Above average current
  Portfolio, Class II        income and long-term
                             capital appreciation by
                             investing primarily in
                             equity securities of
                             companies in the U.S.
                             real estate industry,
                             including real estate
                             investment trusts.

Portfolio:                      Each Portfolio Seeks:     Investment Advisor:
----------                   ---------------------------  --------------------
Invesco Variable Insurance Funds

Invesco V.I. American        Capital appreciation.
  Franchise Fund - Series II

Invesco V.I. Comstock Fund   Capital growth and income
  - Series II                  through investments in
                               equity securities,
                               including common stocks,
                               preferred stocks and
                               securities convertible
                               into common and preferred
                               stocks.

Invesco V.I. Equity and      Capital appreciation and
  Income Portfolio,            current income.
  Series II

Invesco V.I. Global Core     Long-term capital
  Equity Fund - Series II      appreciation by investing
                               primarily in equity
                               securities of issuers
                               throughout the world,
                               including U.S. issuers

Invesco V.I. Growth and      Long-term growth of capital
  Income Fund - Series II      and income.

Invesco V.I. International   Long-term growth of capital
  Growth Fund - Series II

Invesco V.I. Mid Cap Growth  To seek capital growth
  Fund - Series II

Invesco V.I. American Value  Above-average total return   Invesco Advisers,
  Fund - Series II             over a market cycle of     Inc./(3)/
                               three to five years by
                               investing in common
                               stocks and other equity
                               securities.

Invesco V.I. Value           Long-term growth of capital
  Opportunities Fund -
  Series II/(2)(6)/

Invesco V.I. Core Equity     Long-term growth of capital
  Fund - Series II/(4)/

Invesco V.I. Diversified     Provide reasonable current
  Dividend Fund -              income and long term
  Series II/(6)/               growth of income and
                               capital.

Invesco V.I. High Yield      Total return, comprised of
  Fund - Series II             current income and
                               capital appreciation.

Invesco V.I. Mid Cap Core    Long-term growth of capital
  Equity Fund -
  Series II/(2)/

Invesco V.I. S&P 500 Index   To provide Investment
  Fund - Series II             results that, before
                               expenses, correspond to
                               the total return (i.e.,
                               combination of capital
                               changes and income) of
                               the Standard and Poor's
                               500 Composite Stock Price
                               Index

AB Variable Products Series Fund, Inc.
(formerly, AllianceBernstein Variable Products Series
Fund, Inc.)

AB VPS Growth and Income     Long-term growth of capital
  Portfolio - Class B/(2)/
  (formerly,
  AllianceBernstein VPS
  Growth and Income
  Portfolio - Class B
  Sub-Account)

AB VPS Growth Portfolio -    Long-term growth of capital
  Class B (formerly,
  AllianceBernstein VPS
  Growth Portfolio -
  Class B)

AB VPS International Value   Long-term growth of capital  AllianceBernstein
  Portfolio - Class B/(7)/                                L.P.
  (formerly,
  AllianceBernstein VPS
  International Value
  Portfolio - Class B)

AB VPS Large Cap Growth      Long-term growth of capital
  Portfolio - Class B/(2)/
  (formerly,
  AllianceBernstein VPS
  Large Cap Growth
  Portfolio - Class B)

AB VPS Small/Mid Cap Value   Long-term growth of capital
  - Class B (formerly,
  AllianceBernstein VPS
  Small/ Mid Cap Value -
  Class BTH)

AB VPS Value - Class B/(6)/  Long-term growth of capital
  (formerly,
  AllianceBernstein VPS
  Value - Class B)

Fidelity(R) Variable Insurance Products

Fidelity(R) VIP              Long-term capital
  Contrafund(R) Portfolio -    appreciation
  Service Class 2

Fidelity(R) VIP Growth &     High total return through a
  Income Portfolio -           combination of current
  Service Class 2              income and capital
                               appreciation

Fidelity(R) VIP High Income  High level of current        Fidelity Management
  Portfolio - Service          income, while also         & Research Company
  Class 2                      considering growth of
                               capital

Fidelity(R) VIP Mid Cap      Long-term growth of capital
  Portfolio - Service
  Class 2

Fidelity(R) VIP Money        As high a level of current
  Market Portfolio -           income as is consistent
  Service Class 2              with preservation of
                               capital and liquidity.

Portfolio:                 Each Portfolio Seeks:      Investment Advisor:
----------                ------------------------- ------------------------
Franklin Templeton Variable Insurance Products Trust

FTVIP Franklin Flex Cap   Capital appreciation
  Growth VIP Fund -
  Class 2

FTVIP Franklin High       High level of current
  Income VIP Fund -         income with capital
  Class 2/(2)/              appreciation as a       Franklin Advisers, Inc.
                            secondary goal

FTVIP Franklin Income     Maximize income while
  VIP Fund - Class 2        maintaining prospects
                            for capital
                            appreciation.

FTVIP Mutual Global       Capital appreciation      Franklin Mutual
  Discovery VIP Fund -                              Advisers, LLC
  Class 2

FTVIP Mutual Shares VIP   Capital appreciation
  Fund - Class 2            with income as a
                            secondary goal

FTVIP Templeton Foreign   Long-term capital growth. Templeton Investment
  VIP Fund - Class 2                                Counsel, LLC

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Large   Long-term capital
  Cap Value Fund            appreciation

Goldman Sachs VIT Mid     Long-term capital
  Cap Value Fund/(1)/       appreciation

Goldman Sachs VIT Small   Long-term growth of       Goldman Sachs Asset
  Cap Equity Insights       capital                 Management, L.P.
  Fund Institutional

Goldman Sachs VIT U.S.    Long-term growth of
  Equity Insights Fund      capital and dividend
  Institutional             income

PIMCO Variable Insurance Trust

PIMCO                     The Portfolio seeks
  CommodityRealReturn(TM)   maximum real return,
  Strategy Portfolio -      consistent with
  Advisor Shares            prudent investment
                            management

PIMCO Emerging Markets    The Portfolio seeks
  Bond Portfolio -          maximum total return,
  Advisor Shares            consistent with
                            preservation of
                            capital and prudent
                            investment management

PIMCO Real Return         The Portfolio seeks
  Portfolio - Advisor       maximum real return,
  Shares                    consistent with
                            preservation of real
                            capital and prudent     Pacific Investment
                            investment management   Management Company LLC

PIMCO Total Return        The Portfolio seeks
  Portfolio - Advisor       maximum total return,
  Shares/(8)/               consistent with
                            preservation of
                            capital and prudent
                            investment management

Putnam Variable Trust

Putnam VT Equity Income   Capital growth and
  Fund - Class IB           current income.

Putnam VT George Putnam   A balanced investment
  Balanced Fund -           composed of a well
  Class IB                  diversified portfolio
                            of stocks and bonds,
                            which produce both
                            capital growth and
                            current income.

Putnam VT Growth and      Capital growth and        Putnam Investment
  Income Fund - Class IB    current income.         Management, LLC
  /(2)/

Putnam VT International   Capital appreciation.
  Equity Fund - Class IB

Putnam VT Investors Fund  Long-term growth of
  - Class IB/(5)/           capital and any
                            increased income that
                            results from this
                            growth.

Putnam VT Voyager Fund -  Capital appreciation.
  Class IB


(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(2)Effective May 1, 2005, the Invesco V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder
   - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.
(4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(5)Effective May 1, 2004, the Putnam VT Investors Fund - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(6)Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

   Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.
(7)Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

(8)Effective as of April 13, 2015, the PIMCO Total Return - Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program ("TrueBalance program") is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed

Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance

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program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 53.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period
Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 54.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.

STANDARD FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Standard Fixed Guarantee Period"). You may not

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allocate a purchase payment or transfer to any existing Guarantee Period
Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

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The Standard Fixed Account Option currently is not available with the Allstate
Variable Annuity - L Share Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

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At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value
Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

   . transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

   . transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

   . withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.



Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

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TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

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..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Invesco Van Kampen V.I. Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first

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   quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now
   represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Invesco Van Kampen V.I. Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

   . for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

   . for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE

For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                   Allstate Variable Annuity            1.10%
                   Allstate Variable Annuity - L Share  1.50%

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

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You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

    . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

    . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

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The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE

We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE

Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SureIncome Option Fee"), the SureIncome Plus Option (the "SureIncome Plus Option Fee"), and the SureIncome For Life Option (the "SureIncome For Life Option Fee"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "Withdrawal Benefit Option Fees". "Withdrawal Benefit Option Fee" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

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For the first Contract Anniversary following the Rider Date, the SureIncome
Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 50 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT

You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

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However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

All Contracts

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"Due Proof" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

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"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES


Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 8-9. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


Access to Your Money

WITHDRAWALS


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 56.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 44.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a

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

total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

   .   the Annuitant's 99th birthday, or

   .   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax

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reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

   .   fixed income payments;

   .   variable income payments; or

   .   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.

We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

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Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..  You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

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Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                               Number of Complete Years Since We Received the Purchase
                                     Payment Being Withdrawn/Applicable Charge:
Contract:                        0      1     2     3     4     5     6     7     8+
---------                       ---    ---   ---   ---   ---   ---   ---   ---   ---
Allstate Variable Annuity        7%     7%     6%    5%    4%    3%    2%    0%    0%
Allstate Variable Annuity - L
  Share                          7%     6%     5%    0%

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

   . terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

   . reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.


In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.


We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining

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level payments for that year (unless the Annuitant dies before the end of the
Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION

We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

Unrestricted Variable Sub-Accounts. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account

PIMCO Total Return - Advisor Shares Sub-Account /(7)/


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Restricted Variable Sub-Accounts. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account Morgan Stanley Multi Cap Growth - Class Y Sub-Account
Invesco V.I. Diversified Dividend - Series II Sub-Account Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/ Invesco V.I. Global Equity - Series II Sub-Account
Invesco V.I. High Yield - Series II Sub-Account
Invesco V.I. Equity and Income - Series II Sub-Account/(1)/ Invesco V.I. S&P 500 Index - Series II Sub-Account

UIF Global Infrastructure - Class II Sub-Account/(1)/

Invesco V.I. Value Opportunities - Series II Sub-Account/(5)/
Invesco V.I. Core Equity - Series II Sub-Account/(4)/

AB VPS Growth Portfolio - Class B Sub-Account (formerly, AllianceBernstein VPS Growth Portfolio - Class B Sub-Account)
AB VPS Growth and Income Portfolio - Class B Sub-Account/(1)/ (formerly, AllianceBernstein VPS Growth and Income Portfolio - Class B Sub-Account)
AB VPS International Value - Class B Sub-Account/(6)/ (formerly, AllianceBernstein VPS International Value - Class B Sub-Account)
AB VPS Large Cap Value - Class B Sub-Account/(1)/ (formerly, AllianceBernstein VPS Large Cap Value - Class B Sub-Account)
AB VPS Small/Mid Cap Value - Class B Sub-Account (formerly, AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account)
AB VPS Value - Class B Sub-Account/(5)/ (formerly, AllianceBernstein VPS Value
- Class B Sub-Account)

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account
Fidelity(R) VIP High Income - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account

FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account
FTVIP Mutual Global Discovery VIP Fund - Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account
Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/
PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(2)/
Putnam VT Voyager - Class IB Sub-Account
UIF Growth, Class II Sub-Account
Invesco V.I. Equity and Income, Series II Sub-Account
UIF Global Franchise, Class II Sub-Account
Invesco V.I. American Value, Series II Sub-Account/(5)/
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

Excluded Variable Sub-Accounts. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account

UIF Small Company Growth, Class II Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/

Invesco V.I. American Franchise, Series II Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income -Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V. I. High Yield - Series II Sub-Account, the Invesco V.I. Equity and Income - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*
2) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*
3) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*
4) Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*
5) Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they

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   withdraw or otherwise transfer their entire contract value from the Variable
   Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.
6) Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7) Effective as of April 13, 2015, the PIMCO Total Return - Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS

Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "Rider Date." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

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We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an "Income Base" is calculated, which is used only for the purpose of calculating the "Guaranteed Retirement Income Benefit" and the appropriate "Rider Fee," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

    . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

    . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "Guaranteed Retirement Income Benefit" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the "RIG 1 Income Base" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by

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purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 Withdrawal Adjustment" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 Income Base" is defined as the greater of "Income Base A" or "Income Base B."

"Income Base A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "Income Base B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

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Death Benefits

DEATH PROCEEDS

Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

   .   A certified copy of the death certificate;

   . A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

   .   Any other proof acceptable to us.

" Death Proceeds" are determined based on when we receive a Complete Request for Settlement:

   . If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "Death Benefit."

   . If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

   .   MAV Death Benefit Option

   .   Enhanced Beneficiary Protection (Annual Increase) Option

   .   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "Death Benefit" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

   .   The Contract Value;

   .   The Settlement Value;

   .   The ROP Death Benefit;

   .   The MAV Death Benefit Option (if selected);

   . The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

   .   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

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The "ROP Death Benefit" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The "MAV Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 69 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


..   The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

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..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 69, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The "Earnings Protection Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   100% of "In-Force Premium" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments made after the Rider
    Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 69 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:


..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

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..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;


..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 69, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;


..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

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Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

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In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

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Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

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Under CSP, the Co-Annuitant will be considered to be an Annuitant under the
Contract during the Accumulation Phase except that:

   . The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

   . The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

   . The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

   .   On the date CSP is terminated as described above; or

   .   Upon the death of the Annuitant; or

   .   Upon the death of the Co-Annuitant; or

   .   On the date the Contract is terminated; or

   .   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant. This section applies if:

   .   The CSP Conditions are met.

   . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

   .   We have received proof satisfactory to us that the Co-Annuitant has died.

   . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

   . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

   . The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

   .   The Owner does not thereafter name a new Co-Annuitant; and

   . The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

   .   The Contract may only be continued once.

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More Information

ALLSTATE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

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Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan
Stanley & Co. are now paid to MSSB.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2014, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

   .   maintenance of Contract Owner records;

   .   Contract Owner services;

   .   calculation of unit values;

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   .   maintenance of the Variable Account; and

   .   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.


ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

   .   the Contract Owner is a natural person,

   . the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

   . Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon

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the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive

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receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.


Currently, a case is pending with the U.S. Supreme Court that may address several unanswered questions regarding the application o f federal and state tax law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).


Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


Medicare Tax on Net Investment Income The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or
(2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

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Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

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..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner's spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.


Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2015, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2015.

For distributions in tax years beginning after 2005 and before 2015, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee "transfer" from one IRA account to another. IRA transfers are not subject to this 12 month rule.


Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

   . A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

   . An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

Annual Reports and Other Documents


Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2014, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number
CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

Statement of Additional Information

Table of Contents

Additions, Deletions, or Substitutions of Investments                       2
The Contracts                                                               2
   Purchase of Contracts                                                    2
   Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)              2
Calculation of Accumulation Unit Values                                     2
   Net Investment Factor                                                    3
Calculation of Variable Income Payments                                     3
Calculation of Annuity Unit Values                                          3
General Matters                                                             4
   Incontestability                                                         4
   Settlements                                                              4
   Safekeeping of the Variable Account's Assets                             4
       Premium Taxes                                                        4
       Tax Reserves                                                         4
Experts                                                                     5
Financial Statements                                                        5
Appendix A - Accumulation Unit Values                                       6

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Appendix A
Contract Comparison Chart

                                                    Allstate Variable Annuity
Feature                   Allstate Variable Annuity         - L Share
-------                   ------------------------- --------------------------
DCA Fixed Account Option   3 to 6 month transfer      3 to 6 month transfer
                                  periods                    periods
                           7 to 12 month transfer     7 to 12 month transfer
                                  periods                    periods

Standard Fixed Account     1-, 3-*, 5-*, and 7-*
Option                     year guarantee periods              N/A

MVA Fixed Account         3-, 5-, 7-, and 10- year   3-, 5-, 7-, and 10- year
Option**                     guarantee periods          guarantee periods

Mortality and Expense
Risk Charge
(Base Contract)                    1.10%                      1.50%

Withdrawal Charge
(% of purchase payment)     7/ 7/ 6/ 5/ 4/ 3/ 2              7/ 6/ 5

Withdrawal Charge          Confinement, Terminal      Confinement, Terminal
Waivers                    Illness, Unemployment      Illness, Unemployment

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

* Available only in states in which the MVA Fixed Account Option is not offered.
** Not available in states in which the 3-, 5-, or 7-year Standard Fixed
   Account Options are offered.

Appendix B - Market Value Adjustment

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.


                     Examples Of Market Value Adjustment

Purchase Payment:  $10,000 allocated to a Market Value Adjusted Fixed
                   Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Variable Annuity*

               Example 1: (Assumes Declining Interest Rates)

Step 1: Calculate Contract
  Value at End of Contract
  Year 3:                       = $10,000.00 X (1.045)/3/ = $11,411.66
Step 2: Calculate the Free
  Withdrawal Amount:            = .15 X $10,000 = $1500
Step 3: Calculate the
  Withdrawal Charge:            = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market
  Value Adjustment:             I = 4.50%
                                J = 4.20%
                                    730 DAYS
                                N =              = 2
                                    365 DAYS
                                Market Value Adjustment Factor: .9 X [I - (J
                                + .0025)] X N
                                = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject To Market
                                Value Adjustment:
                                = .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount
  received by Contract owner
  as a result of full
  withdrawal at the end of
  Contract Year 3:              = $11,411.66 - $510 + $10.27 = $10,911.93

                Example 2: (Assumes Rising Interest Rates)

Step 1: Calculate Contract
  Value at End of Contract
  Year 3:                       = $10,000.00 X (1.045)/3/ = $11,411.66
Step 2: Calculate The Free
  Withdrawal Amount:            = .15 X $10,000 = $1,500
Step 3: Calculate the
  Withdrawal Charge:            = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market
  Value Adjustment:             I = 4.50%
                                J = 4.80%
                                    730 DAYS
                                N =              = 2
                                    365 DAYS
                                Market Value Adjustment Factor: .9 X [I - (J
                                  + .0025)] X N
                                = .9 X [(.045 - (.048 + .0025)] X (2) =
                                  -.0099
                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject To Market
                                Value Adjustment:
                                = -.0099 X $11,411.66 = -$112.98
Step 5: Calculate the amount
  received by Contract owner
  as a result of full
  withdrawal at the end of
  Contract Year 3:              = $11,411.66 - $510 - $112.98 = $10,788.68

* These examples assume the election of the Allstate Variable Annuity Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the Allstate Variable Annuity - L Share Contract, which has different expenses and withdrawal charges.

Appendix C
Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:               65
Sex of Annuitant:                                                 male
Income Plan selected:                                             1
Payment frequency:                                                monthly
Amount applied to variable income payments under the Income Plan: $100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:            3%
Guaranteed minimum variable income  85% of the initial variable amount
  payment:                          income value

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

Appendix D

Withdrawal Adjustment Example - Income Benefits*

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000.

                                                            Income Benefit Amount
                                                  ---------------------------------------
                            Beginning              Contract     Maximum
             Type of        Contract  Transaction Value After Anniversary       5%
Date        Occurrence        Value     Amount    Occurrence     Value    Roll-Up Value**
----   -------------------- --------- ----------- ----------- ----------- ---------------
1/1/04 Contract Anniversary  $55,000         --     $55,000     $55,000       $52,500
7/1/04  Partial Withdrawal   $60,000    $15,000     $45,000     $41,250       $40,176

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

Maximum Anniversary Value Income Benefit

Partial Withdrawal Amount                                 (a)           $15,000
Contract Value Immediately Prior to Partial
  Withdrawal                                              (b)           $60,000
Value of Income Benefit Amount Immediately
  Prior to Partial Withdrawal                             (c)           $55,000
Withdrawal Adjustment                                [(a)/(b)]*(c)      $13,750
Adjusted Income Benefit                                                 $41,250

5 % Roll-Up Value Income Benefit**

Total Partial Withdrawal Amount                           (a)           $15,000

STEP I - Dollar For Dollar Portion

Contract Value Immediately Prior to Partial
  Withdrawal                                              (b)           $60,000
Value of Income Benefit Amount Immediately
  Prior to Partial Withdrawal (assumes 181 days
  worth of interest on $52,500 and $54,600,
  respectively)                                           (c)           $53,786
Partial Withdrawal Amount (Corridor = 5% of
  Roll-Up Value on 1/1/04)                                (d)           $ 2,625
Dollar for Dollar Withdrawal Adjustment
  (discounted for a half year's worth of
  interest)                                      (e) = (d) * 1.05 ^-0.5 $ 2,562
Contract Value After Step 1                         (b') = (b) - (d)    $57,375
Adjusted Income Benefit After Step 1                (c') = (c) - (e)    $51,224

STEP 2 - Proportional Portion

Partial Withdrawal Amount                           (a') = (a) - (d)    $12,375
Proportional Adjustment                            (a') /(b') * (c')    $11,048
Contract Value After Step 2                           (b') - (a')       $45,000
Adjusted Income Benefit After Step 2                                    $40,176

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
** In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

Appendix E

Withdrawal Adjustment Example - Death Benefits*

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                      Death Benefit Amount
                                                                --------------------------------
                              Beginning              Contract   Purchase   Maximum    Enhanced
               Type of        Contract  Transaction Value After Payment  Anniversary Beneficiary
Date          Occurrence        Value     Amount    Occurrence   Value      Value      Value**
----     -------------------- --------- ----------- ----------- -------- ----------- -----------
1/1/2008 Contract Anniversary  $55,000         --     $55,000   $50,000    $55,000     $52,500
7/1/2008  Partial Withdrawal   $60,000    $15,000     $45,000   $37,500    $41,250     $40,339

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

 Purchase Payment Value Death Benefit

 Partial Withdrawal Amount                                     (a)      $15,000
 Contract Value Immediately Prior to Partial Withdrawal        (b)      $60,000
 Value of Death Benefit Amount Immediately Prior to
   Partial Withdrawal                                          (c)      $50,000
 Withdrawal Adjustment                                    [(a)/(b)]*(c) $12,500
 Adjusted Death Benefit                                                 $37,500

 MAV Death Benefit

 Partial Withdrawal Amount                                     (a)      $15,000
 Contract Value Immediately Prior to Partial Withdrawal        (b)      $60,000
 Value of Death Benefit Amount Immediately Prior to
   Partial Withdrawal                                          (c)      $55,000
 Withdrawal Adjustment                                    [(a)/(b)]*(c) $13,750
 Adjusted Death Benefit                                                 $41,250

 Enhanced Beneficiary Protection (Annual Increase)
   Benefit**

 Partial Withdrawal Amount                                     (a)      $15,000
 Contract Value Immediately Prior to Partial Withdrawal        (b)      $60,000
 Value of Death Benefit Amount Immediately Prior to
   Partial Withdrawal (assumes 181 days worth of
   interest on $52,500 and $54,600, respectively)              (c)      $53,786
 Withdrawal Adjustment                                    [(a)/(b)]*(c) $13,446
 Adjusted Death Benefit                                                 $40,339

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
** Calculations for the Enhanced Beneficiary Protection (Annual Increase)
   Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

Appendix F
Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+ $0 - $0)
In-Force Earnings                                  =   $25,000
                                                       ($125,000- $100,000)
Earnings Protection Death Benefit**                =   40% * $25,000 = $10,000

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.
** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000-$5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000+$0-$5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000-$95,000)
Earnings Protection Death Benefit**                =   40%*$19,000=$7,600

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.
** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                =   $30,000
                                                  ($50,000-$20,000)
Purchase Payments in the 12 months prior to
  death                                       =   $0
In-Force Premium                              =   $120,000
                                                  ($110,000+$40,000-$30,000)
In-Force Earnings                             =   $20,000
                                                  ($140,000-$120,000)
Earnings Protection Death Benefit**           =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.
** If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+$0-$0)
In-Force Earnings                                  =   $50,000
                                                       ($150,000-$100,000)
Earnings Protection Death Benefit**                =   40%*$50,000=$20,000
Contract Value                                     =   $150,000
Death Benefit                                      =   $160,000
Earnings Protection Death Benefit                  =   $20,000
Continuing Contract Value                          =   $180,000
                                                       ($160,000+$20,000)

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.
** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

Appendix G
Withdrawal Adjustment Example - TrueReturn Accumulation Benefit*

Issue Date: January 2, 2007

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

                                                              Contract
                                       Beginning               Value
                        Type of        Contract  Transaction   After    Benefit
Date                   Occurrence        Value     Amount    Occurrence  Base
----              -------------------- --------- ----------- ---------- -------
1/2/2008          Contract Anniversary  $55,000         --    $55,000   $50,000
7/2/2008           Partial Withdrawal   $60,000    $15,000    $45,000   $37,500

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

Benefit Base

Partial Withdrawal Amount                                    (a)      $15,000
Contract Value Immediately Prior to Partial Withdrawal       (b)      $60,000
Value of Benefit Base Amount Immediately Prior to
  Partial Withdrawal                                         (c)      $50,000
Withdrawal Adjustment                                   [(a)/(b)]*(c) $12,500
Adjusted Benefit Base                                                 $37,500

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

Appendix H - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400. The Benefit
Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Appendix I - SureIncome Plus Withdrawal Benefit
Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Appendix J - SureIncome For Life Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                     APPENDIX K - ACCUMULATION UNIT VALUES


 Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

 In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

 The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the Invesco V.I. Mid Cap Core Equity Fund
 - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Large Cap Value Fund Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Invesco V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO Real Return - Advisor Shares Sub-Account, PIMCO Total Return - Advisor Shares Sub-Account and the Invesco Van Kampen V.I. International Growth Equity Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund - Class IB Sub-Account which was first offered under the Contracts on February 13, 2009 and the Invesco V.I. International Growth Fund - Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account and the Invesco V.I. Global Core Equity Fund - Series II Sub-Account which were first offered under the Contracts on April 29, 2011.


 The names of the following Sub-Accounts changed since December 31, 2014. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2014:



  Sub-Account Name as of December 31,
   2014 (as appears in the following
  tables of Accumulation Unit Values)   Sub-Account Name on/about May 1, 2015
 -----------------------------------------------------------------------------
 AllianceBernstein VPS Growth & Income  AB VPS Growth & Income Portfolio -
  Portfolio - Class B                    Class B
 AllianceBernstein VPS Growth           AB VPS Growth Portfolio - Class B
  Portfolio - Class B
 AllianceBernstein VPS International    AB VPS International Value Portfolio
  Value Portfolio - Class B              - Class B
 AllianceBernstein VPS Large Cap        AB VPS Large Cap Growth Portfolio -
  Growth Portfolio - Class B             Class B
 AllianceBernstein VPS Small/Mid Cap    AB VPS Small/Mid Cap Value Portfolio
  Value Portfolio - Class B              - Class B
 AllianceBernstein VPS Value Portfolio  AB VPS Value Portfolio - Class B
  - Class B
 AllianceBernstein VPS Growth & Income  AB VPS Growth & Income Portfolio -
  Portfolio - Class B                    Class B
 AllianceBernstein VPS Growth           AB VPS Growth Portfolio - Class B
  Portfolio - Class B
 -----------------------------------------------------------------------------

                     ALLSTATE VARIABLE ANNUITY - PROSPECTUS

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                 Basic Contract

                           Mortality & Expense = 1.1



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                   2005       $13.518      $13.957      444,440
                                                                   2006       $13.957      $16.118      392,648
                                                                   2007       $16.118      $16.682      336,404
                                                                   2008       $16.682       $9.766      303,800
                                                                   2009        $9.766      $11.601      269,512
                                                                   2010       $11.601      $12.917      234,256
                                                                   2011       $12.917      $13.525      156,985
                                                                   2012       $13.525      $15.652      120,487
                                                                   2013       $15.652      $20.795       92,701
                                                                   2014       $20.795      $22.434       65,383
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                   2005       $14.108      $15.547      369,989
                                                                   2006       $15.547      $15.157      387,737
                                                                   2007       $15.157      $16.855      356,669
                                                                   2008       $16.855       $9.550      305,855
                                                                   2009        $9.550      $12.525      289,591
                                                                   2010       $12.525      $14.193      243,621
                                                                   2011       $14.193      $14.146      200,172
                                                                   2012       $14.146      $15.859      158,132
                                                                   2013       $15.859      $20.934      108,680
                                                                   2014       $20.934      $23.343       88,098
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
                                                                   2005       $10.000      $11.902      347,354
                                                                   2006       $11.902      $15.875      662,259
                                                                   2007       $15.875      $16.544      645,090
                                                                   2008       $16.544       $7.629      670,721
                                                                   2009        $7.629      $10.118      567,122
                                                                   2010       $10.118      $10.417      530,629
                                                                   2011       $10.417       $8.284      501,353
                                                                   2012        $8.284       $9.337      410,187
                                                                   2013        $9.337      $11.312      267,416
                                                                   2014       $11.312      $10.445      215,242
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                   2005       $12.311      $13.956      129,269
                                                                   2006       $13.956      $13.688      116,723
                                                                   2007       $13.688      $15.350      109,489
                                                                   2008       $15.350       $9.118       91,770
                                                                   2009        $9.118      $12.341       77,990
                                                                   2010       $12.341      $13.379       53,765
                                                                   2011       $13.379      $12.775       40,933
                                                                   2012       $12.775      $14.642       33,944
                                                                   2013       $14.642      $19.801       28,873
                                                                   2014       $19.801      $22.251       24,389

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
                                                                   2005       $16.034      $16.877      394,485
                                                                   2006       $16.877      $19.026      422,123
                                                                   2007       $19.026      $19.066      377,632
                                                                   2008       $19.066      $12.092      342,681
                                                                   2009       $12.092      $17.028      285,949
                                                                   2010       $17.028      $21.278      246,911
                                                                   2011       $21.278      $19.193      187,137
                                                                   2012       $19.193      $22.444      140,237
                                                                   2013       $22.444      $30.492       99,926
                                                                   2014       $30.492      $32.792       83,119
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
                                                                   2005       $10.000      $10.978       46,526
                                                                   2006       $10.978      $13.383       85,825
                                                                   2007       $13.383      $16.121       86,127
                                                                   2008       $16.121      $10.064       59,080
                                                                   2009       $10.064      $10.904            0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
                                                                   2005       $10.000      $10.757       58,921
                                                                   2006       $10.757      $12.852      107,014
                                                                   2007       $12.852      $12.157       92,965
                                                                   2008       $12.157       $7.078       73,569
                                                                   2009        $7.078       $8.456       67,766
                                                                   2010        $8.456       $9.301       55,429
                                                                   2011        $9.301       $8.834       48,835
                                                                   2012        $8.834      $10.075       28,973
                                                                   2013       $10.075      $13.574       10,514
                                                                   2014       $13.574      $14.843        7,672
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                                   2005       $10.000      $11.917      557,027
                                                                   2006       $11.917      $13.108      934,340
                                                                   2007       $13.108      $15.177      953,870
                                                                   2008       $15.177       $8.586      906,812
                                                                   2009        $8.586      $11.481      842,828
                                                                   2010       $11.481      $13.251      782,880
                                                                   2011       $13.251      $12.716      577,610
                                                                   2012       $12.716      $14.578      525,027
                                                                   2013       $14.578      $18.844      310,655
                                                                   2014       $18.844      $20.768      197,523
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
                                                                   2005       $10.000      $11.114      148,705
                                                                   2006       $11.114      $12.382      257,982
                                                                   2007       $12.382      $13.670      244,669
                                                                   2008       $13.670       $7.840      250,198
                                                                   2009        $7.840       $9.830      230,522
                                                                   2010        $9.830      $11.114      221,910
                                                                   2011       $11.114      $11.120      191,412
                                                                   2012       $11.120      $12.980      157,595
                                                                   2013       $12.980      $17.072      103,004
                                                                   2014       $17.072      $18.575       70,143

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
                                                                        2005       $10.000      $10.498      130,227
                                                                        2006       $10.498      $11.506      227,510
                                                                        2007       $11.506      $11.645      234,374
                                                                        2008       $11.645       $8.605      210,481
                                                                        2009        $8.605      $12.186      179,059
                                                                        2010       $12.186      $13.673      158,631
                                                                        2011       $13.673      $13.999      135,359
                                                                        2012       $13.999      $15.749      102,536
                                                                        2013       $15.749      $16.431       79,604
                                                                        2014       $16.431      $16.366       50,882
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                                        2005       $10.000      $12.136      226,223
                                                                        2006       $12.136      $13.466      356,831
                                                                        2007       $13.466      $15.330      369,677
                                                                        2008       $15.330       $9.139      324,260
                                                                        2009        $9.139      $12.607      321,406
                                                                        2010       $12.607      $16.000      308,116
                                                                        2011       $16.000      $14.080      206,809
                                                                        2012       $14.080      $15.921      169,812
                                                                        2013       $15.921      $21.353      122,323
                                                                        2014       $21.353      $22.349       50,564
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                        2006       $10.000      $10.235      114,860
                                                                        2007       $10.235      $10.603      159,940
                                                                        2008       $10.603      $10.755      520,911
                                                                        2009       $10.755      $10.667      464,222
                                                                        2010       $10.667      $10.537      375,839
                                                                        2011       $10.537      $10.403      315,165
                                                                        2012       $10.403      $10.269      271,519
                                                                        2013       $10.269      $10.138      228,872
                                                                        2014       $10.138      $10.008      201,210
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
                                                                        2005       $10.000      $11.178       40,690
                                                                        2006       $11.178      $11.608       94,418
                                                                        2007       $11.608      $13.099       92,942
                                                                        2008       $13.099       $8.364       90,854
                                                                        2009        $8.364      $10.978       87,018
                                                                        2010       $10.978      $12.591       86,487
                                                                        2011       $12.591      $11.832       84,137
                                                                        2012       $11.832      $12.761       57,261
                                                                        2013       $12.761      $17.318       31,809
                                                                        2014       $17.318      $18.138       17,525
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities Fund - Class 2
                                                                        2005       $10.717      $10.930      201,704
                                                                        2006       $10.930      $11.800      182,881
                                                                        2007       $11.800      $11.963      173,502
                                                                        2008       $11.963       $9.048      157,840
                                                                        2009        $9.048      $12.745      126,761
                                                                        2010       $12.745      $14.248      120,554
                                                                        2011       $14.248      $14.706       78,938
                                                                        2012       $14.706      $16.775       59,491
                                                                        2013       $16.775      $17.855       50,520
                                                                        2014       $17.855      $17.620       41,318

                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                       2005       $11.263      $11.297      701,458
                                                                       2006       $11.297      $13.185      908,698
                                                                       2007       $13.185      $13.503      885,514
                                                                       2008       $13.503       $9.376      810,005
                                                                       2009        $9.376      $12.550      729,159
                                                                       2010       $12.550      $13.958      645,367
                                                                       2011       $13.958      $14.107      535,353
                                                                       2012       $14.107      $15.686      383,121
                                                                       2013       $15.686      $17.642      276,618
                                                                       2014       $17.642      $18.219      215,042
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2
                                                                       2005       $10.000      $11.405       76,341
                                                                       2006       $11.405      $13.854      155,329
                                                                       2007       $13.854      $15.294      183,230
                                                                       2008       $15.294      $10.801      172,918
                                                                       2009       $10.801      $13.148      162,316
                                                                       2010       $13.148      $14.530      159,207
                                                                       2011       $14.530      $13.919      143,035
                                                                       2012       $13.919      $15.574       89,435
                                                                       2013       $15.574      $19.618       49,948
                                                                       2014       $19.618      $20.471       38,730
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                       2005       $10.974      $11.976      415,887
                                                                       2006       $11.976      $13.995      488,856
                                                                       2007       $13.995      $14.294      445,687
                                                                       2008       $14.294       $8.874      404,303
                                                                       2009        $8.874      $11.041      333,595
                                                                       2010       $11.041      $12.119      277,117
                                                                       2011       $12.119      $11.838      237,390
                                                                       2012       $11.838      $13.349      172,382
                                                                       2013       $13.349      $16.901      130,791
                                                                       2014       $16.901      $17.871       89,772
---------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                       2005       $11.543      $12.553      664,497
                                                                       2006       $12.553      $15.049      828,191
                                                                       2007       $15.049      $17.150      745,295
                                                                       2008       $17.150      $10.093      641,464
                                                                       2009       $10.093      $13.653      575,128
                                                                       2010       $13.653      $14.610      506,308
                                                                       2011       $14.610      $12.888      453,275
                                                                       2012       $12.888      $15.041      322,679
                                                                       2013       $15.041      $18.258      242,191
                                                                       2014       $18.258      $16.016      198,210
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Large Cap Value Fund
                                                                       2005       $10.000      $10.546      109,697
                                                                       2006       $10.546      $12.766      149,560
                                                                       2007       $12.766      $12.633      161,324
                                                                       2008       $12.633       $8.266      137,300
                                                                       2009        $8.266       $9.654      160,660
                                                                       2010        $9.654      $10.596      115,320
                                                                       2011       $10.596       $9.722      106,309
                                                                       2012        $9.722      $11.432       84,725
                                                                       2013       $11.432      $15.035       53,862
                                                                       2014       $15.035      $16.761       42,298

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund
                                                                      2005       $10.000      $11.401      203,640
                                                                      2006       $11.401      $13.074      222,560
                                                                      2007       $13.074      $13.247      203,257
                                                                      2008       $13.247       $8.275      163,375
                                                                      2009        $8.275      $10.876      148,557
                                                                      2010       $10.876      $13.420      128,149
                                                                      2011       $13.420      $12.403      111,768
                                                                      2012       $12.403      $14.503       88,862
                                                                      2013       $14.503      $19.025       50,158
                                                                      2014       $19.025      $21.328       39,911
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                      2005       $10.000      $11.367      347,710
                                                                      2006       $11.367      $12.598      450,996
                                                                      2007       $12.598      $10.356      463,960
                                                                      2008       $10.356       $6.763      422,890
                                                                      2009        $6.763       $8.523      384,856
                                                                      2010        $8.523      $10.948      336,667
                                                                      2011       $10.948      $10.879      278,687
                                                                      2012       $10.879      $12.117      222,764
                                                                      2013       $12.117      $16.221      174,494
                                                                      2014       $16.221      $17.121       68,791
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured U.S. Equity Fund
                                                                      2005       $10.000      $11.295      154,801
                                                                      2006       $11.295      $12.587      252,665
                                                                      2007       $12.587      $12.132      262,920
                                                                      2008       $12.132       $7.600      251,425
                                                                      2009        $7.600       $9.089      221,142
                                                                      2010        $9.089      $10.124      201,152
                                                                      2011       $10.124      $10.398      171,843
                                                                      2012       $10.398      $11.747      143,631
                                                                      2013       $11.747      $15.946       88,619
                                                                      2014       $15.946      $18.316       58,938
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                      2005       $12.493      $13.275      181,523
                                                                      2006       $13.275      $13.448      174,613
                                                                      2007       $13.448      $15.483      157,178
                                                                      2008       $15.483       $7.777      145,869
                                                                      2009        $7.777      $12.715      140,339
                                                                      2010       $12.715      $15.007      122,371
                                                                      2011       $15.007      $13.867       98,771
                                                                      2012       $13.867      $15.522       92,509
                                                                      2013       $15.522      $21.419       82,131
                                                                      2014       $21.419      $22.870       67,255
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series II
                                                                      2005       $15.158      $16.781      592,052
                                                                      2006       $16.781      $19.981      628,145
                                                                      2007       $19.981      $21.249      569,614
                                                                      2008       $21.249      $12.287      535,515
                                                                      2009       $12.287      $16.878      440,565
                                                                      2010       $16.878      $20.356      359,531
                                                                      2011       $20.356      $20.260      293,048
                                                                      2012       $20.260      $23.412      218,660
                                                                      2013       $23.412      $30.953      162,452
                                                                      2014       $30.953      $33.449      129,926

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                        2005       $12.876      $13.801        78,672
                                                        2006       $13.801      $14.449        66,299
                                                        2007       $14.449      $15.935        62,808
                                                        2008       $15.935       $9.024        55,950
                                                        2009        $9.024      $10.753        53,464
                                                        2010       $10.753      $12.229        46,413
                                                        2011       $12.229      $11.092        41,810
                                                        2012       $11.092      $12.739             0
------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series II
                                                        2005       $14.519      $14.921     2,024,042
                                                        2006       $14.921      $17.092     2,064,458
                                                        2007       $17.092      $16.478     1,899,584
                                                        2008       $16.478      $10.442     1,630,400
                                                        2009       $10.442      $13.235     1,426,710
                                                        2010       $13.235      $15.115     1,220,309
                                                        2011       $15.115      $14.606     1,021,451
                                                        2012       $14.606      $17.145       746,490
                                                        2013       $17.145      $22.958       579,967
                                                        2014       $22.958      $24.724       445,387
------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                        2006       $10.000      $10.804        59,634
                                                        2007       $10.804      $11.504        52,025
                                                        2008       $11.504       $7.913        49,165
                                                        2009        $7.913       $9.996        44,333
                                                        2010        $9.996      $10.780        40,181
                                                        2011       $10.780      $10.610        39,159
                                                        2012       $10.610      $11.898        23,407
                                                        2013       $11.898      $15.143        20,945
                                                        2014       $15.143      $16.121        17,897
------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series II
                                                        2005       $13.095      $13.619       590,383
                                                        2006       $13.619      $14.900       513,182
                                                        2007       $14.900      $15.280       433,504
                                                        2008       $15.280       $9.584       394,305
                                                        2009        $9.584      $11.725       311,712
                                                        2010       $11.725      $12.754       273,597
                                                        2011       $12.754      $12.582       206,876
                                                        2012       $12.582      $14.701       149,052
                                                        2013       $14.701      $18.976       121,281
                                                        2014       $18.976      $21.079       105,288
------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series II
                                                        2005       $12.793      $13.561       424,921
                                                        2006       $13.561      $15.070       488,356
                                                        2007       $15.070      $15.374       463,892
                                                        2008       $15.374      $11.734       366,052
                                                        2009       $11.734      $14.187       339,381
                                                        2010       $14.187      $15.689       287,074
                                                        2011       $15.689      $15.286       283,842
                                                        2012       $15.286      $16.957       204,049
                                                        2013       $16.957      $20.904       139,771
                                                        2014       $20.904      $22.444       115,105
------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series II
                                                        2011       $10.000      $12.554       127,266
                                                        2012       $12.554      $14.053        97,661
                                                        2013       $14.053      $16.959        84,934
                                                        2014       $16.959      $16.821        67,450

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series II
                                                          2005       $14.679      $15.385       355,868
                                                          2006       $15.385      $18.468       304,398
                                                          2007       $18.468      $19.462       274,405
                                                          2008       $19.462      $11.317       240,021
                                                          2009       $11.317      $12.972       199,739
                                                          2010       $12.972      $14.326       177,987
                                                          2011       $14.326      $15.462             0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                          2005       $13.994      $15.157       998,766
                                                          2006       $15.157      $17.352     1,008,188
                                                          2007       $17.352      $17.559       900,886
                                                          2008       $17.559      $11.750       780,887
                                                          2009       $11.750      $14.394       719,108
                                                          2010       $14.394      $15.941       593,027
                                                          2011       $15.941      $15.380       500,922
                                                          2012       $15.380      $17.359       362,479
                                                          2013       $17.359      $22.922       277,198
                                                          2014       $22.922      $24.881       221,162
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series II
                                                          2013       $10.000      $19.631        36,666
                                                          2014       $19.631      $19.685        32,102
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series II
                                                          2005       $12.255      $12.330       181,345
                                                          2006       $12.330      $13.268       165,461
                                                          2007       $13.268      $13.607       142,464
                                                          2008       $13.607      $10.315       111,487
                                                          2009       $10.315      $14.690        90,257
                                                          2010       $14.690      $15.944        74,319
                                                          2011       $15.944      $15.999        58,774
                                                          2012       $15.999      $18.715        43,280
                                                          2013       $18.715      $19.315             0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series II
                                                          2005       $12.750      $13.430       130,194
                                                          2006       $13.430      $15.108       112,840
                                                          2007       $15.108      $15.339        84,148
                                                          2008       $15.339      $11.137        66,790
                                                          2009       $11.137      $13.731        59,867
                                                          2010       $13.731      $15.199        48,617
                                                          2011       $15.199      $16.184             0
--------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series II
                                                          2011       $10.000       $8.279       200,401
                                                          2012        $8.279       $9.419       195,048
                                                          2013        $9.419      $11.038       171,400
                                                          2014       $11.038      $10.905        26,907
--------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                          2005       $10.826      $11.463        87,736
                                                          2006       $11.463      $12.559        75,209
                                                          2007       $12.559      $13.547        66,771
                                                          2008       $13.547       $9.537        63,651
                                                          2009        $9.537      $12.224        58,380
                                                          2010       $12.224      $13.729        53,132
                                                          2011       $13.729      $12.671        44,645
                                                          2012       $12.671      $13.835        21,254
                                                          2013       $13.835      $17.544        16,562
                                                          2014       $17.544      $18.040         9,157

                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                          2005       $14.589      $16.001        90,402
                                                                          2006       $16.001      $16.573        90,586
                                                                          2007       $16.573      $19.237        81,088
                                                                          2008       $19.237      $10.095        75,417
                                                                          2009       $10.095      $15.583        70,514
                                                                          2010       $15.583      $19.577        54,925
                                                                          2011       $19.577      $17.516        48,586
                                                                          2012       $17.516      $19.300        32,738
                                                                          2013       $19.300      $26.025        26,423
                                                                          2014       $26.025      $27.665        16,486
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series II
                                                                          2005       $13.188      $13.596     1,205,985
                                                                          2006       $13.596      $15.462     1,252,976
                                                                          2007       $15.462      $16.026     1,151,976
                                                                          2008       $16.026       $9.923     1,135,623
                                                                          2009        $9.923      $12.348     1,011,779
                                                                          2010       $12.348      $13.967       900,102
                                                                          2011       $13.967      $13.999       620,524
                                                                          2012       $13.999      $15.961       493,120
                                                                          2013       $15.961      $20.727       350,780
                                                                          2014       $20.727      $23.111       267,212
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                          2005       $14.138      $14.713       205,195
                                                                          2006       $14.713      $16.404       175,011
                                                                          2007       $16.404      $16.412       160,793
                                                                          2008       $16.412       $7.791       177,479
                                                                          2009        $7.791      $11.363       148,519
                                                                          2010       $11.363      $11.995       127,880
                                                                          2011       $11.995      $11.439       105,881
                                                                          2012       $11.439      $13.284        73,457
                                                                          2013       $13.284      $17.476        55,614
                                                                          2014       $17.476      $18.352        46,242
------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
                                                                          2006       $10.000      $10.761        66,650
                                                                          2007       $10.761      $12.136        72,239
                                                                          2008       $12.136       $6.166        96,162
                                                                          2009        $6.166       $8.311        86,149
                                                                          2010        $8.311       $9.016        84,235
                                                                          2011        $9.016       $9.828             0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                          2005       $13.660      $15.420        95,239
                                                                          2006       $15.420      $18.270        90,617
                                                                          2007       $18.270      $21.647        86,092
                                                                          2008       $21.647      $14.221        80,258
                                                                          2009       $14.221      $16.681        44,277
                                                                          2010       $16.681      $17.576        41,418
                                                                          2011       $17.576      $20.095        33,660
                                                                          2012       $20.095      $23.492        19,773
                                                                          2013       $23.492      $27.257        16,794
                                                                          2014       $27.257      $28.855             0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                              2005       $13.583      $16.455        37,997
                                                              2006       $16.455      $17.484        37,633
                                                              2007       $17.484      $20.603        35,654
                                                              2008       $20.603      $10.372        34,174
                                                              2009       $10.372      $17.308        37,731
                                                              2010       $17.308      $21.481        25,726
                                                              2011       $21.481      $19.594        20,965
                                                              2012       $19.594      $21.587        16,935
                                                              2013       $21.587      $22.928             0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                              2005       $14.090      $15.071        94,898
                                                              2006       $15.071      $19.322        90,663
                                                              2007       $19.322      $21.998        81,637
                                                              2008       $21.998      $12.411        71,612
                                                              2009       $12.411      $15.609        63,468
                                                              2010       $15.609      $16.480        56,422
                                                              2011       $16.480      $14.665        50,201
                                                              2012       $14.665      $17.104        41,377
                                                              2013       $17.104      $21.476        35,301
                                                              2014       $21.476      $19.213        28,293
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                              2005       $13.968      $14.677        18,678
                                                              2006       $14.677      $17.147        17,635
                                                              2007       $17.147      $19.748        13,437
                                                              2008       $19.748      $10.924        12,351
                                                              2009       $10.924      $10.445             0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                              2005       $10.694      $10.881     2,234,712
                                                              2006       $10.881      $11.315     2,686,693
                                                              2007       $11.315      $11.808     2,527,529
                                                              2008       $11.808      $10.594     1,986,494
                                                              2009       $10.594      $12.789     1,790,282
                                                              2010       $12.789      $13.761     1,572,045
                                                              2011       $13.761      $14.224     1,319,372
                                                              2012       $14.224      $15.981     1,060,499
                                                              2013       $15.981      $15.903       840,679
                                                              2014       $15.903      $16.859       608,724
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                              2005       $10.005      $10.025     1,064,766
                                                              2006       $10.025      $10.295     1,070,500
                                                              2007       $10.295      $10.446       951,430
                                                              2008       $10.446       $8.742       779,527
                                                              2009        $8.742       $9.109       716,650
                                                              2010        $9.109       $9.191       583,997
                                                              2011        $9.191       $9.295       445,327
                                                              2012        $9.295       $9.454       353,553
                                                              2013        $9.454       $9.341       311,659
                                                              2014        $9.341       $9.298       275,537
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                              2005        $9.868       $9.988     1,150,064
                                                              2006        $9.988      $10.289     1,226,200
                                                              2007       $10.289      $10.629     1,227,382
                                                              2008       $10.629      $10.723     1,158,126
                                                              2009       $10.723      $10.586     1,026,288
                                                              2010       $10.586      $10.450       858,610
                                                              2011       $10.450      $10.317       675,122
                                                              2012       $10.317      $10.185       549,485
                                                              2013       $10.185      $10.054       414,508
                                                              2014       $10.054       $9.925       355,372

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
                                                                      2005       $13.005      $15.136      529,631
                                                                      2006       $15.136      $15.526      475,152
                                                                      2007       $15.526      $18.273      433,093
                                                                      2008       $18.273       $9.425      414,460
                                                                      2009        $9.425      $15.895      310,698
                                                                      2010       $15.895      $19.993      279,782
                                                                      2011       $19.993      $18.361      250,814
                                                                      2012       $18.361      $20.316      195,345
                                                                      2013       $20.316      $30.155      164,580
                                                                      2014       $30.155      $31.387      106,144
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                                      2005       $13.080      $13.953      341,132
                                                                      2006       $13.953      $15.805      321,608
                                                                      2007       $15.805      $16.907      283,081
                                                                      2008       $16.907      $12.650      228,394
                                                                      2009       $12.650      $14.914      237,057
                                                                      2010       $14.914      $15.678      224,263
                                                                      2011       $15.678      $14.218      165,645
                                                                      2012       $14.218      $14.971      140,330
                                                                      2013       $14.971      $15.951            0
--------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio - Advisor Shares
                                                                      2006       $10.000       $9.517       40,712
                                                                      2007        $9.517      $11.567       50,173
                                                                      2008       $11.567       $6.411       51,624
                                                                      2009        $6.411       $8.961       76,870
                                                                      2010        $8.961      $10.991       85,668
                                                                      2011       $10.991      $10.031      121,676
                                                                      2012       $10.031      $10.408       99,352
                                                                      2013       $10.408       $8.762       81,838
                                                                      2014        $8.762       $7.039       34,884
--------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.732       10,024
                                                                      2007       $10.732      $11.200       13,492
                                                                      2008       $11.200       $9.434       13,090
                                                                      2009        $9.434      $12.149       20,723
                                                                      2010       $12.149      $13.438       21,287
                                                                      2011       $13.438      $14.090       18,978
                                                                      2012       $14.090      $16.376       16,314
                                                                      2013       $16.376      $15.027       12,651
                                                                      2014       $15.027      $15.041        8,676
--------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.146       37,825
                                                                      2007       $10.146      $11.073       71,055
                                                                      2008       $11.073      $10.151      126,069
                                                                      2009       $10.151      $11.851      203,245
                                                                      2010       $11.851      $12.635      181,438
                                                                      2011       $12.635      $13.914      152,768
                                                                      2012       $13.914      $14.922      158,204
                                                                      2013       $14.922      $13.358       82,265
                                                                      2014       $13.358      $13.580       55,058

                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Shares
                                                      2006       $10.000      $10.329      311,062
                                                      2007       $10.329      $11.077      456,710
                                                      2008       $11.077      $11.450      458,173
                                                      2009       $11.450      $12.880      652,330
                                                      2010       $12.880      $13.732      598,564
                                                      2011       $13.732      $14.031      540,321
                                                      2012       $14.031      $15.164      478,520
                                                      2013       $15.164      $14.660      340,323
                                                      2014       $14.660      $15.075      201,731
----------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB
                                                      2009       $10.000       $8.191      321,699
                                                      2010        $8.191       $9.104      293,986
                                                      2011        $9.104       $9.160      267,769
                                                      2012        $9.160      $10.787      238,521
                                                      2013       $10.787      $14.099      195,644
                                                      2014       $14.099      $15.679       60,047
----------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund - Class IB
                                                      2005       $12.114      $12.437      105,484
                                                      2006       $12.437      $13.740       97,467
                                                      2007       $13.740      $13.692       92,913
                                                      2008       $13.692       $8.011       71,820
                                                      2009        $8.011       $9.934       65,216
                                                      2010        $9.934      $10.868       58,715
                                                      2011       $10.868      $11.025       56,562
                                                      2012       $11.025      $12.247       46,089
                                                      2013       $12.247      $14.276       34,915
                                                      2014       $14.276      $15.597       37,237
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                      2005       $13.510      $14.034       93,677
                                                      2006       $14.034      $16.057       80,043
                                                      2007       $16.057      $14.892       74,546
                                                      2008       $14.892       $9.011       72,093
                                                      2009        $9.011      $11.547       54,941
                                                      2010       $11.547      $13.037       42,887
                                                      2011       $13.037      $12.272       32,445
                                                      2012       $12.272      $14.431       28,251
                                                      2013       $14.431      $19.327       22,294
                                                      2014       $19.327      $21.125       20,014
----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                      2005       $14.553      $16.118      239,237
                                                      2006       $16.118      $20.321      238,989
                                                      2007       $20.321      $21.736      222,845
                                                      2008       $21.736      $12.025      193,760
                                                      2009       $12.025      $14.794      172,893
                                                      2010       $14.794      $16.068      135,957
                                                      2011       $16.068      $13.175      103,342
                                                      2012       $13.175      $15.855       67,143
                                                      2013       $15.855      $20.043       54,001
                                                      2014       $20.043      $18.444       37,560
----------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
                                                      2005       $13.547      $14.550        4,547
                                                      2006       $14.550      $16.364        3,355
                                                      2007       $16.364      $15.317        3,106
                                                      2008       $15.317       $9.140        2,276
                                                      2009        $9.140      $11.803        2,256
                                                      2010       $11.803      $13.273        2,240
                                                      2011       $13.273      $13.108        2,481
                                                      2012       $13.108      $15.116        2,212
                                                      2013       $15.116      $20.161            0
                                                      2014       $20.161      $22.670            0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
                                                              2005       $10.000      $10.948      254,363
                                                              2006       $10.948      $12.538      372,360
                                                              2007       $12.538      $11.770      355,677
                                                              2008       $11.770       $6.418      365,722
                                                              2009        $6.418       $6.045            0
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                              2005       $12.184      $12.712      164,024
                                                              2006       $12.712      $13.230      169,816
                                                              2007       $13.230      $13.780      155,642
                                                              2008       $13.780       $8.565      145,665
                                                              2009        $8.565      $13.856      135,902
                                                              2010       $13.856      $16.522      110,339
                                                              2011       $16.522      $13.398       82,424
                                                              2012       $13.398      $15.107       62,350
                                                              2013       $15.107      $21.432       54,925
                                                              2014       $21.432      $23.213       42,169
------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II
                                                              2005       $12.299      $13.614      159,451
                                                              2006       $13.614      $14.891      158,346
                                                              2007       $14.891      $15.638      147,971
                                                              2008       $15.638      $13.124      121,506
                                                              2009       $13.124      $16.856      109,210
                                                              2010       $16.856      $18.259       88,226
                                                              2011       $18.259      $19.265       64,103
                                                              2012       $19.265      $22.415       41,952
                                                              2013       $22.415      $20.189       37,494
                                                              2014       $20.189      $20.504       29,106
------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II
                                                              2005       $18.105      $23.907      166,567
                                                              2006       $23.907      $32.371      223,116
                                                              2007       $32.371      $44.878      201,793
                                                              2008       $44.878      $19.162      160,087
                                                              2009       $19.162      $32.178      142,501
                                                              2010       $32.178      $37.782      115,955
                                                              2011       $37.782      $30.494      106,196
                                                              2012       $30.494      $36.071       83,613
                                                              2013       $36.071      $35.213       68,534
                                                              2014       $35.213      $33.176       46,571
------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II
                                                              2005       $13.637      $15.073      581,451
                                                              2006       $15.073      $18.080      726,809
                                                              2007       $18.080      $19.591      683,552
                                                              2008       $19.591      $13.741      578,764
                                                              2009       $13.741      $17.574      497,576
                                                              2010       $17.574      $19.784      418,112
                                                              2011       $19.784      $21.297      369,041
                                                              2012       $21.297      $24.299      288,301
                                                              2013       $24.299      $28.702      194,680
                                                              2014       $28.702      $29.609      139,847
------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class II
                                                              2014       $10.000      $31.018       16,255
------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class II
                                                              2013       $10.000      $17.425      114,273
                                                              2014       $17.425      $17.543       98,698

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                  2005       $12.423      $14.161      189,322
                                                  2006       $14.161      $14.512      176,167
                                                  2007       $14.512      $17.427      199,929
                                                  2008       $17.427       $8.713      135,126
                                                  2009        $8.713      $14.203      117,702
                                                  2010       $14.203      $17.191       99,028
                                                  2011       $17.191      $16.453       77,957
                                                  2012       $16.453      $18.523       68,667
                                                  2013       $18.523      $27.010       63,435
                                                  2014       $27.010      $28.285       31,389
------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II
                                                  2005       $15.727      $18.210      270,496
                                                  2006       $18.210      $19.618      310,882
                                                  2007       $19.618      $23.743      294,553
                                                  2008       $23.743      $12.464      267,442
                                                  2009       $12.464      $19.361      207,754
                                                  2010       $19.361      $25.279      163,878
                                                  2011       $25.279      $23.163      126,912
                                                  2012       $23.163      $24.805       96,494
                                                  2013       $24.805      $33.663       72,600
                                                  2014       $33.663      $33.840       49,885
------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II
                                                  2005       $15.993      $17.821      165,471
                                                  2006       $17.821      $19.674      151,653
                                                  2007       $19.674      $19.994      135,433
                                                  2008       $19.994      $11.755      122,362
                                                  2009       $11.755      $17.016      104,428
                                                  2010       $17.016      $21.258       81,572
                                                  2011       $21.258      $19.156       68,574
                                                  2012       $19.156      $21.689       53,087
                                                  2013       $21.689      $36.680       44,980
                                                  2014       $36.680      $31.188       29,210
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                  2005       $17.172      $19.791      385,379
                                                  2006       $19.791      $26.896      379,250
                                                  2007       $26.896      $21.962      330,940
                                                  2008       $21.962      $13.428      286,772
                                                  2009       $13.428      $17.032      246,512
                                                  2010       $17.032      $21.776      199,546
                                                  2011       $21.776      $22.713      171,972
                                                  2012       $22.713      $25.921      130,073
                                                  2013       $25.921      $26.035      112,478
                                                  2014       $26.035      $33.262       65,108


 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

                     ALLSTATE VARIABLE ANNUITY - PROSPECTUS

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                   2005       $13.313      $13.621      32,696
                                                                   2006       $13.621      $15.586      30,707
                                                                   2007       $15.586      $15.984      24,486
                                                                   2008       $15.984       $9.271      20,315
                                                                   2009        $9.271      $10.914      12,376
                                                                   2010       $10.914      $12.041      11,728
                                                                   2011       $12.041      $12.493       5,973
                                                                   2012       $12.493      $14.326       5,447
                                                                   2013       $14.326      $18.859       2,373
                                                                   2014       $18.859      $20.160       2,106
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                   2005       $13.894      $15.172       6,809
                                                                   2006       $15.172      $14.657       6,796
                                                                   2007       $14.657      $16.149       6,783
                                                                   2008       $16.149       $9.067       6,959
                                                                   2009        $9.067      $11.783       5,803
                                                                   2010       $11.783      $13.230       4,467
                                                                   2011       $13.230      $13.067       4,037
                                                                   2012       $13.067      $14.515           0
                                                                   2013       $14.515      $18.986           0
                                                                   2014       $18.986      $20.977           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
                                                                   2005       $10.000      $11.829       3,437
                                                                   2006       $11.829      $15.635       3,209
                                                                   2007       $15.635      $16.144      11,918
                                                                   2008       $16.144       $7.376      15,561
                                                                   2009        $7.376       $9.694      16,226
                                                                   2010        $9.694       $9.889      17,324
                                                                   2011        $9.889       $7.793      20,046
                                                                   2012        $7.793       $8.703       4,541
                                                                   2013        $8.703      $10.448       4,351
                                                                   2014       $10.448       $9.559       3,135
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                   2005       $12.124      $13.620      11,685
                                                                   2006       $13.620      $13.237      11,263
                                                                   2007       $13.237      $14.708      11,262
                                                                   2008       $14.708       $8.657      11,026
                                                                   2009        $8.657      $11.609      11,026
                                                                   2010       $11.609      $12.472       9,603
                                                                   2011       $12.472      $11.800       5,377
                                                                   2012       $11.800      $13.401          43
                                                                   2013       $13.401      $17.958          40
                                                                   2014       $17.958      $19.996          37

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
                                                                   2005       $15.791      $16.471       7,449
                                                                   2006       $16.471      $18.399       7,250
                                                                   2007       $18.399      $18.269       5,854
                                                                   2008       $18.269      $11.481       4,030
                                                                   2009       $11.481      $16.019       2,222
                                                                   2010       $16.019      $19.835       1,769
                                                                   2011       $19.835      $17.729         908
                                                                   2012       $17.729      $20.542         639
                                                                   2013       $20.542      $27.654         639
                                                                   2014       $27.654      $29.468           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
                                                                   2005       $10.000      $10.911       1,315
                                                                   2006       $10.911      $13.180         293
                                                                   2007       $13.180      $15.732         273
                                                                   2008       $15.732       $9.731       1,452
                                                                   2009        $9.731      $10.473           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
                                                                   2005       $10.000      $10.691           0
                                                                   2006       $10.691      $12.657           0
                                                                   2007       $12.657      $11.863           0
                                                                   2008       $11.863       $6.844           0
                                                                   2009        $6.844       $8.102           0
                                                                   2010        $8.102       $8.830           0
                                                                   2011        $8.830       $8.310           0
                                                                   2012        $8.310       $9.391           0
                                                                   2013        $9.391      $12.537           0
                                                                   2014       $12.537      $13.584           0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                                   2005       $10.000      $11.844       6,441
                                                                   2006       $11.844      $12.910       6,854
                                                                   2007       $12.910      $14.810       5,944
                                                                   2008       $14.810       $8.301       3,333
                                                                   2009        $8.301      $10.999       8,133
                                                                   2010       $10.999      $12.580       3,549
                                                                   2011       $12.580      $11.962       3,089
                                                                   2012       $11.962      $13.588       1,086
                                                                   2013       $13.588      $17.405         796
                                                                   2014       $17.405      $19.007         776
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
                                                                   2005       $10.000      $11.046         366
                                                                   2006       $11.046      $12.194       1,882
                                                                   2007       $12.194      $13.340       6,674
                                                                   2008       $13.340       $7.580       7,366
                                                                   2009        $7.580       $9.417       6,626
                                                                   2010        $9.417      $10.551       6,679
                                                                   2011       $10.551      $10.461       6,437
                                                                   2012       $10.461      $12.098       1,674
                                                                   2013       $12.098      $15.768       1,345
                                                                   2014       $15.768      $17.000       1,253

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
                                                                        2005       $10.000      $10.434       3,328
                                                                        2006       $10.434      $11.331       2,044
                                                                        2007       $11.331      $11.364       1,883
                                                                        2008       $11.364       $8.320         764
                                                                        2009        $8.320      $11.675         459
                                                                        2010       $11.675      $12.981         449
                                                                        2011       $12.981      $13.169         427
                                                                        2012       $13.169      $14.680         429
                                                                        2013       $14.680      $15.177         482
                                                                        2014       $15.177      $14.979         506
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                                        2005       $10.000      $12.062         290
                                                                        2006       $12.062      $13.262         269
                                                                        2007       $13.262      $14.959         251
                                                                        2008       $14.959       $8.836       1,649
                                                                        2009        $8.836      $12.078       2,487
                                                                        2010       $12.078      $15.190         196
                                                                        2011       $15.190      $13.245         176
                                                                        2012       $13.245      $14.841         157
                                                                        2013       $14.841      $19.723           0
                                                                        2014       $19.723      $20.454           0
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                        2006       $10.000      $10.172           0
                                                                        2007       $10.172      $10.441       4,439
                                                                        2008       $10.441      $10.495       8,295
                                                                        2009       $10.495      $10.314      18,960
                                                                        2010       $10.314      $10.095       5,453
                                                                        2011       $10.095       $9.876       5,278
                                                                        2012        $9.876       $9.660       2,725
                                                                        2013        $9.660       $9.449       2,477
                                                                        2014        $9.449       $9.243       2,431
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
                                                                        2005       $10.000      $11.110           0
                                                                        2006       $11.110      $11.432           0
                                                                        2007       $11.432      $12.782       5,150
                                                                        2008       $12.782       $8.087       5,196
                                                                        2009        $8.087      $10.518       5,010
                                                                        2010       $10.518      $11.953       4,872
                                                                        2011       $11.953      $11.130       4,980
                                                                        2012       $11.130      $11.895           0
                                                                        2013       $11.895      $15.995           0
                                                                        2014       $15.995      $16.600           0
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities Fund - Class 2
                                                                        2005       $10.652      $10.764       2,337
                                                                        2006       $10.764      $11.515       2,364
                                                                        2007       $11.515      $11.568       3,061
                                                                        2008       $11.568       $8.669       2,025
                                                                        2009        $8.669      $12.100       1,670
                                                                        2010       $12.100      $13.404       1,579
                                                                        2011       $13.404      $13.709       1,505
                                                                        2012       $13.709      $15.495       1,069
                                                                        2013       $15.495      $16.342         877
                                                                        2014       $16.342      $15.980         883

                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                       2005       $11.194      $11.126       2,412
                                                                       2006       $11.126      $12.868       2,245
                                                                       2007       $12.868      $13.057       1,492
                                                                       2008       $13.057       $8.984       1,577
                                                                       2009        $8.984      $11.915       3,077
                                                                       2010       $11.915      $13.131       2,990
                                                                       2011       $13.131      $13.150       2,778
                                                                       2012       $13.150      $14.489       1,313
                                                                       2013       $14.489      $16.147         694
                                                                       2014       $16.147      $16.523         609
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2
                                                                       2005       $10.000      $11.335       3,984
                                                                       2006       $11.335      $13.644       3,791
                                                                       2007       $13.644      $14.925       3,586
                                                                       2008       $14.925      $10.444       3,182
                                                                       2009       $10.444      $12.597       1,348
                                                                       2010       $12.597      $13.794       1,262
                                                                       2011       $13.794      $13.094       1,169
                                                                       2012       $13.094      $14.517           0
                                                                       2013       $14.517      $18.120           0
                                                                       2014       $18.120      $18.735           0
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                       2005       $10.907      $11.795       8,427
                                                                       2006       $11.795      $13.658       8,625
                                                                       2007       $13.658      $13.822       8,002
                                                                       2008       $13.822       $8.502       7,984
                                                                       2009        $8.502      $10.482       2,974
                                                                       2010       $10.482      $11.401       2,980
                                                                       2011       $11.401      $11.035       2,826
                                                                       2012       $11.035      $12.330         832
                                                                       2013       $12.330      $15.469         586
                                                                       2014       $15.469      $16.208         568
---------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                       2005       $11.472      $12.363       1,345
                                                                       2006       $12.363      $14.686       1,891
                                                                       2007       $14.686      $16.583       1,366
                                                                       2008       $16.583       $9.670       2,607
                                                                       2009        $9.670      $12.962       3,304
                                                                       2010       $12.962      $13.744       2,228
                                                                       2011       $13.744      $12.014       2,371
                                                                       2012       $12.014      $13.893       1,906
                                                                       2013       $13.893      $16.710       1,459
                                                                       2014       $16.710      $14.525       1,703
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Large Cap Value Fund
                                                                       2005       $10.000      $10.481         693
                                                                       2006       $10.481      $12.573         531
                                                                       2007       $12.573      $12.327         551
                                                                       2008       $12.327       $7.992         538
                                                                       2009        $7.992       $9.249         573
                                                                       2010        $9.249      $10.060         579
                                                                       2011       $10.060       $9.146         615
                                                                       2012        $9.146      $10.656         591
                                                                       2013       $10.656      $13.887         529
                                                                       2014       $13.887      $15.340         489

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund
                                                                      2005       $10.000      $11.331           0
                                                                      2006       $11.331      $12.875           0
                                                                      2007       $12.875      $12.926           0
                                                                      2008       $12.926       $8.001           0
                                                                      2009        $8.001      $10.420           0
                                                                      2010       $10.420      $12.740           0
                                                                      2011       $12.740      $11.667           0
                                                                      2012       $11.667      $13.519           0
                                                                      2013       $13.519      $17.572           0
                                                                      2014       $17.572      $19.520           0
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                      2005       $10.000      $11.298         607
                                                                      2006       $11.298      $12.407       1,238
                                                                      2007       $12.407      $10.106       1,346
                                                                      2008       $10.106       $6.539       2,010
                                                                      2009        $6.539       $8.166       2,421
                                                                      2010        $8.166      $10.393       1,185
                                                                      2011       $10.393      $10.234       1,177
                                                                      2012       $10.234      $11.294       1,111
                                                                      2013       $11.294      $14.982         891
                                                                      2014       $14.982      $15.669         863
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured U.S. Equity Fund
                                                                      2005       $10.000      $11.226         791
                                                                      2006       $11.226      $12.397       1,419
                                                                      2007       $12.397      $11.839       6,517
                                                                      2008       $11.839       $7.349       6,690
                                                                      2009        $7.349       $8.708       7,054
                                                                      2010        $8.708       $9.611       7,071
                                                                      2011        $9.611       $9.781       6,625
                                                                      2012        $9.781      $10.950         959
                                                                      2013       $10.950      $14.728         830
                                                                      2014       $14.728      $16.763         746
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                      2005       $12.304      $12.955       4,868
                                                                      2006       $12.955      $13.004       4,578
                                                                      2007       $13.004      $14.835       4,090
                                                                      2008       $14.835       $7.383       2,959
                                                                      2009        $7.383      $11.962       1,813
                                                                      2010       $11.962      $13.989           0
                                                                      2011       $13.989      $12.809           0
                                                                      2012       $12.809      $14.206           0
                                                                      2013       $14.206      $19.425           0
                                                                      2014       $19.425      $20.552           0
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series II
                                                                      2005       $14.928      $16.376      10,565
                                                                      2006       $16.376      $19.322      10,421
                                                                      2007       $19.322      $20.360      12,160
                                                                      2008       $20.360      $11.665      11,195
                                                                      2009       $11.665      $15.878       9,150
                                                                      2010       $15.878      $18.975       8,826
                                                                      2011       $18.975      $18.714       5,125
                                                                      2012       $18.714      $21.429       2,565
                                                                      2013       $21.429      $28.072       2,455
                                                                      2014       $28.072      $30.059       1,686

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                        2005       $12.681      $13.468         890
                                                        2006       $13.468      $13.972         885
                                                        2007       $13.972      $15.268         880
                                                        2008       $15.268       $8.567         872
                                                        2009        $8.567      $10.116           0
                                                        2010       $10.116      $11.399           0
                                                        2011       $11.399      $10.245           0
                                                        2012       $10.245      $11.732           0
------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series II
                                                        2005       $14.299      $14.561      49,881
                                                        2006       $14.561      $16.529      49,325
                                                        2007       $16.529      $15.788      50,066
                                                        2008       $15.788       $9.913      38,421
                                                        2009        $9.913      $12.451      21,619
                                                        2010       $12.451      $14.090      18,655
                                                        2011       $14.090      $13.491       9,842
                                                        2012       $13.491      $15.692       5,392
                                                        2013       $15.692      $20.821       5,079
                                                        2014       $20.821      $22.219       4,078
------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                        2006       $10.000      $10.738       8,630
                                                        2007       $10.738      $11.329       8,588
                                                        2008       $11.329       $7.721       8,530
                                                        2009        $7.721       $9.665       8,483
                                                        2010        $9.665      $10.328       8,437
                                                        2011       $10.328      $10.072         405
                                                        2012       $10.072      $11.192         388
                                                        2013       $11.192      $14.115         366
                                                        2014       $14.115      $14.889         325
------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series II
                                                        2005       $12.897      $13.291      22,604
                                                        2006       $13.291      $14.408      20,625
                                                        2007       $14.408      $14.641      19,418
                                                        2008       $14.641       $9.099      13,916
                                                        2009        $9.099      $11.030       8,360
                                                        2010       $11.030      $11.889       7,909
                                                        2011       $11.889      $11.622       4,437
                                                        2012       $11.622      $13.455       3,476
                                                        2013       $13.455      $17.209       3,158
                                                        2014       $17.209      $18.943       2,111
------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series II
                                                        2005       $12.599      $13.234       7,060
                                                        2006       $13.234      $14.573       7,902
                                                        2007       $14.573      $14.731       5,965
                                                        2008       $14.731      $11.140         776
                                                        2009       $11.140      $13.347         768
                                                        2010       $13.347      $14.625         763
                                                        2011       $14.625      $14.120         758
                                                        2012       $14.120      $15.520         753
                                                        2013       $15.520      $18.958         749
                                                        2014       $18.958      $20.169         745
------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series II
                                                        2011       $10.000      $11.596       1,673
                                                        2012       $11.596      $12.862       1,416
                                                        2013       $12.862      $15.380       1,154
                                                        2014       $15.380      $15.116       1,066

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series II
                                                          2005       $14.457      $15.014      12,341
                                                          2006       $15.014      $17.859      11,659
                                                          2007       $17.859      $18.647      11,536
                                                          2008       $18.647      $10.745      11,196
                                                          2009       $10.745      $12.203       7,090
                                                          2010       $12.203      $13.354       6,673
                                                          2011       $13.354      $14.370           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                          2005       $13.782      $14.792      32,255
                                                          2006       $14.792      $16.780      30,931
                                                          2007       $16.780      $16.825      29,153
                                                          2008       $16.825      $11.155       9,573
                                                          2009       $11.155      $13.541       6,001
                                                          2010       $13.541      $14.860       5,552
                                                          2011       $14.860      $14.206       4,995
                                                          2012       $14.206      $15.888       4,302
                                                          2013       $15.888      $20.788       3,864
                                                          2014       $20.788      $22.359       2,757
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series II
                                                          2013       $10.000      $17.804           0
                                                          2014       $17.804      $17.691           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series II
                                                          2005       $12.069      $12.033       7,464
                                                          2006       $12.033      $12.830       7,040
                                                          2007       $12.830      $13.037       6,708
                                                          2008       $13.037       $9.794       6,374
                                                          2009        $9.794      $13.820       1,346
                                                          2010       $13.820      $14.863       1,346
                                                          2011       $14.863      $14.779       1,346
                                                          2012       $14.779      $17.129           0
                                                          2013       $17.129      $17.627           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series II
                                                          2005       $12.556      $13.106       6,319
                                                          2006       $13.106      $14.610       5,300
                                                          2007       $14.610      $14.697       4,876
                                                          2008       $14.697      $10.574       4,428
                                                          2009       $10.574      $12.917           0
                                                          2010       $12.917      $14.168           0
                                                          2011       $14.168      $15.042           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series II
                                                          2011       $10.000       $7.860      10,076
                                                          2012        $7.860       $8.860           0
                                                          2013        $8.860      $10.288           0
                                                          2014       $10.288      $10.072           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                          2005       $10.760      $11.290           0
                                                          2006       $11.290      $12.256           0
                                                          2007       $12.256      $13.099           0
                                                          2008       $13.099       $9.137           0
                                                          2009        $9.137      $11.605           0
                                                          2010       $11.605      $12.915           0
                                                          2011       $12.915      $11.811           0
                                                          2012       $11.811      $12.779           0
                                                          2013       $12.779      $16.057           0
                                                          2014       $16.057      $16.360           0

                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                          2005       $14.368      $15.616         429
                                                                          2006       $15.616      $16.027         427
                                                                          2007       $16.027      $18.433         424
                                                                          2008       $18.433       $9.585         216
                                                                          2009        $9.585      $14.660           0
                                                                          2010       $14.660      $18.250           0
                                                                          2011       $18.250      $16.180           0
                                                                          2012       $16.180      $17.664           0
                                                                          2013       $17.664      $23.602           0
                                                                          2014       $23.602      $24.861           0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series II
                                                                          2005       $12.988      $13.268      23,949
                                                                          2006       $13.268      $14.953      22,947
                                                                          2007       $14.953      $15.355      28,701
                                                                          2008       $15.355       $9.421      28,554
                                                                          2009        $9.421      $11.617      26,320
                                                                          2010       $11.617      $13.020      26,155
                                                                          2011       $13.020      $12.931       8,009
                                                                          2012       $12.931      $14.609       1,548
                                                                          2013       $14.609      $18.798       1,298
                                                                          2014       $18.798      $20.768       1,216
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                          2005       $13.924      $14.359       3,964
                                                                          2006       $14.359      $15.863       3,935
                                                                          2007       $15.863      $15.725       3,632
                                                                          2008       $15.725       $7.397       1,439
                                                                          2009        $7.397      $10.689         213
                                                                          2010       $10.689      $11.181         227
                                                                          2011       $11.181      $10.565         232
                                                                          2012       $10.565      $12.158           0
                                                                          2013       $12.158      $15.848           0
                                                                          2014       $15.848      $16.491           0
------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
                                                                          2006       $10.000      $10.695           0
                                                                          2007       $10.695      $11.951       7,868
                                                                          2008       $11.951       $6.017       9,863
                                                                          2009        $6.017       $8.036       9,439
                                                                          2010        $8.036       $8.638       9,658
                                                                          2011        $8.638       $9.388           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                          2005       $13.453      $15.048       1,052
                                                                          2006       $15.048      $17.668       1,007
                                                                          2007       $17.668      $20.742         962
                                                                          2008       $20.742      $13.501         894
                                                                          2009       $13.501      $15.693          48
                                                                          2010       $15.693      $16.385           0
                                                                          2011       $16.385      $18.562           0
                                                                          2012       $18.562      $21.502           0
                                                                          2013       $21.502      $24.721           0
                                                                          2014       $24.721      $26.094           0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                              2005       $13.377      $16.058          951
                                                              2006       $16.058      $16.908          951
                                                              2007       $16.908      $19.741          951
                                                              2008       $19.741       $9.847          951
                                                              2009        $9.847      $16.283          762
                                                              2010       $16.283      $20.024          762
                                                              2011       $20.024      $18.099          762
                                                              2012       $18.099      $19.758          762
                                                              2013       $19.758      $20.924            0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                              2005       $13.877      $14.708        3,940
                                                              2006       $14.708      $18.685        3,935
                                                              2007       $18.685      $21.078        3,931
                                                              2008       $21.078      $11.783        3,926
                                                              2009       $11.783      $14.684        3,494
                                                              2010       $14.684      $15.362        3,491
                                                              2011       $15.362      $13.546        3,488
                                                              2012       $13.546      $15.654        3,486
                                                              2013       $15.654      $19.477          734
                                                              2014       $19.477      $17.266            0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                              2005       $13.757      $14.323            0
                                                              2006       $14.323      $16.581            0
                                                              2007       $16.581      $18.922            0
                                                              2008       $18.922      $10.371            0
                                                              2009       $10.371       $9.888            0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                              2005       $10.532      $10.619       50,822
                                                              2006       $10.619      $10.942       41,532
                                                              2007       $10.942      $11.314       42,065
                                                              2008       $11.314      $10.058       22,447
                                                              2009       $10.058      $12.031       17,766
                                                              2010       $12.031      $12.828       15,605
                                                              2011       $12.828      $13.139       14,082
                                                              2012       $13.139      $14.627        8,708
                                                              2013       $14.627      $14.423        8,321
                                                              2014       $14.423      $15.151        8,090
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                              2005        $9.853       $9.783       23,571
                                                              2006        $9.783       $9.955       22,489
                                                              2007        $9.955      $10.008       21,727
                                                              2008       $10.008       $8.300       18,154
                                                              2009        $8.300       $8.569        1,103
                                                              2010        $8.569       $8.567        1,072
                                                              2011        $8.567       $8.586        1,044
                                                              2012        $8.586       $8.653        1,017
                                                              2013        $8.653       $8.472          994
                                                              2014        $8.472       $8.356          972
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                              2005        $9.719       $9.747      106,824
                                                              2006        $9.747       $9.950      102,072
                                                              2007        $9.950      $10.185        9,365
                                                              2008       $10.185      $10.180        6,937
                                                              2009       $10.180       $9.959       20,745
                                                              2010        $9.959       $9.742        7,966
                                                              2011        $9.742       $9.530        5,569
                                                              2012        $9.530       $9.321        1,473
                                                              2013        $9.321       $9.118        1,636
                                                              2014        $9.118       $8.919        1,694

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
                                                                      2005       $12.808      $14.771      23,766
                                                                      2006       $14.771      $15.014      22,872
                                                                      2007       $15.014      $17.509      19,501
                                                                      2008       $17.509       $8.948      10,965
                                                                      2009        $8.948      $14.953      10,337
                                                                      2010       $14.953      $18.637       8,454
                                                                      2011       $18.637      $16.960       7,847
                                                                      2012       $16.960      $18.594       6,836
                                                                      2013       $18.594      $27.348       4,126
                                                                      2014       $27.348      $28.206       2,845
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                                      2005       $12.882      $13.617      13,820
                                                                      2006       $13.617      $15.284      12,721
                                                                      2007       $15.284      $16.199      11,588
                                                                      2008       $16.199      $12.010       2,185
                                                                      2009       $12.010      $14.030       1,977
                                                                      2010       $14.030      $14.615       1,845
                                                                      2011       $14.615      $13.133       1,710
                                                                      2012       $13.133      $13.702       1,571
                                                                      2013       $13.702      $14.557           0
--------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio - Advisor Shares
                                                                      2006       $10.000       $9.458           0
                                                                      2007        $9.458      $11.391         796
                                                                      2008       $11.391       $6.255       1,548
                                                                      2009        $6.255       $8.664         971
                                                                      2010        $8.664      $10.530         970
                                                                      2011       $10.530       $9.523       1,019
                                                                      2012        $9.523       $9.791         905
                                                                      2013        $9.791       $8.167         923
                                                                      2014        $8.167       $6.501       1,119
--------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.666           0
                                                                      2007       $10.666      $11.029           0
                                                                      2008       $11.029       $9.206         502
                                                                      2009        $9.206      $11.747           0
                                                                      2010       $11.747      $12.874           0
                                                                      2011       $12.874      $13.376           0
                                                                      2012       $13.376      $15.405           0
                                                                      2013       $15.405      $14.006           0
                                                                      2014       $14.006      $13.892           0
--------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.084           0
                                                                      2007       $10.084      $10.905         416
                                                                      2008       $10.905       $9.905       5,427
                                                                      2009        $9.905      $11.459       4,137
                                                                      2010       $11.459      $12.105         806
                                                                      2011       $12.105      $13.210         729
                                                                      2012       $13.210      $14.037         667
                                                                      2013       $14.037      $12.451         639
                                                                      2014       $12.451      $12.543         612

                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Shares
                                                      2006       $10.000      $10.265           0
                                                      2007       $10.265      $10.908      11,176
                                                      2008       $10.908      $11.173      14,260
                                                      2009       $11.173      $12.453      15,405
                                                      2010       $12.453      $13.157      14,701
                                                      2011       $13.157      $13.321      14,031
                                                      2012       $13.321      $14.265       3,274
                                                      2013       $14.265      $13.665         733
                                                      2014       $13.665      $13.924         705
----------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB
                                                      2009       $10.000       $7.847       5,922
                                                      2010        $7.847       $8.643       5,941
                                                      2011        $8.643       $8.617       5,683
                                                      2012        $8.617      $10.054       1,045
                                                      2013       $10.054      $13.022         940
                                                      2014       $13.022      $14.350         871
----------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund - Class IB
                                                      2005       $11.931      $12.137           0
                                                      2006       $12.137      $13.287           0
                                                      2007       $13.287      $13.119           0
                                                      2008       $13.119       $7.606           0
                                                      2009        $7.606       $9.346           0
                                                      2010        $9.346      $10.131           0
                                                      2011       $10.131      $10.184           0
                                                      2012       $10.184      $11.209           0
                                                      2013       $11.209      $12.947           0
                                                      2014       $12.947      $14.016           0
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                      2005       $13.306      $13.695      11,515
                                                      2006       $13.695      $15.528      10,443
                                                      2007       $15.528      $14.269       5,977
                                                      2008       $14.269       $8.555       4,752
                                                      2009        $8.555      $10.863       2,431
                                                      2010       $10.863      $12.152       2,163
                                                      2011       $12.152      $11.335       1,889
                                                      2012       $11.335      $13.208       1,607
                                                      2013       $13.208      $17.528       1,350
                                                      2014       $17.528      $18.984       1,198
----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                      2005       $14.333      $15.730       1,975
                                                      2006       $15.730      $19.651       1,950
                                                      2007       $19.651      $20.827       1,940
                                                      2008       $20.827      $11.417       1,959
                                                      2009       $11.417      $13.918       1,731
                                                      2010       $13.918      $14.978         970
                                                      2011       $14.978      $12.169         918
                                                      2012       $12.169      $14.511         717
                                                      2013       $14.511      $18.177         717
                                                      2014       $18.177      $16.574           0

                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
                                                     2005       $13.342      $14.199           0
                                                     2006       $14.199      $15.825           0
                                                     2007       $15.825      $14.676           0
                                                     2008       $14.676       $8.678           0
                                                     2009        $8.678      $11.104           0
                                                     2010       $11.104      $12.373           0
                                                     2011       $12.373      $12.107           0
                                                     2012       $12.107      $13.834           0
                                                     2013       $13.834      $18.285           0
                                                     2014       $18.285      $20.372           0
---------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
                                                     2005       $10.000      $10.881       1,554
                                                     2006       $10.881      $12.348         902
                                                     2007       $12.348      $11.485       5,080
                                                     2008       $11.485       $6.206       6,006
                                                     2009        $6.206       $5.838           0
---------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                     2005       $11.999      $12.405       2,052
                                                     2006       $12.405      $12.794       2,064
                                                     2007       $12.794      $13.203         201
                                                     2008       $13.203       $8.131         217
                                                     2009        $8.131      $13.035         174
                                                     2010       $13.035      $15.402         164
                                                     2011       $15.402      $12.376         198
                                                     2012       $12.376      $13.827           0
                                                     2013       $13.827      $19.437           0
                                                     2014       $19.437      $20.860           0
---------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II
                                                     2005       $12.113      $13.286         676
                                                     2006       $13.286      $14.400         593
                                                     2007       $14.400      $14.984         508
                                                     2008       $14.984      $12.460         409
                                                     2009       $12.460      $15.857           0
                                                     2010       $15.857      $17.021           0
                                                     2011       $17.021      $17.795           0
                                                     2012       $17.795      $20.516           0
                                                     2013       $20.516      $18.310           0
                                                     2014       $18.310      $18.426           0
---------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II
                                                     2005       $17.831      $23.331       1,273
                                                     2006       $23.331      $31.304       1,273
                                                     2007       $31.304      $43.002       1,297
                                                     2008       $43.002      $18.193         833
                                                     2009       $18.193      $30.272         830
                                                     2010       $30.272      $35.220         729
                                                     2011       $35.220      $28.167         757
                                                     2012       $28.167      $33.015         720
                                                     2013       $33.015      $31.936         705
                                                     2014       $31.936      $29.813         132

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II
                                                              2005       $13.430      $14.710      12,144
                                                              2006       $14.710      $17.484      12,292
                                                              2007       $17.484      $18.771      11,242
                                                              2008       $18.771      $13.046       8,277
                                                              2009       $13.046      $16.533       6,919
                                                              2010       $16.533      $18.443       4,966
                                                              2011       $18.443      $19.672       3,004
                                                              2012       $19.672      $22.240       2,545
                                                              2013       $22.240      $26.031       2,453
                                                              2014       $26.031      $26.609       2,342
------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class II
                                                              2014       $10.000      $27.875           0
------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class II
                                                              2013       $10.000      $15.803       1,444
                                                              2014       $15.803      $15.765         591
------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                              2005       $12.234      $13.820       2,590
                                                              2006       $13.820      $14.033       2,582
                                                              2007       $14.033      $16.697       2,573
                                                              2008       $16.697       $8.272       2,559
                                                              2009        $8.272      $13.362       1,640
                                                              2010       $13.362      $16.025       1,636
                                                              2011       $16.025      $15.198       1,130
                                                              2012       $15.198      $16.953       1,130
                                                              2013       $16.953      $24.496       1,129
                                                              2014       $24.496      $25.418       1,064
------------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II
                                                              2005       $15.489      $17.772       7,621
                                                              2006       $17.772      $18.972       7,340
                                                              2007       $18.972      $22.750       9,962
                                                              2008       $22.750      $11.833      10,113
                                                              2009       $11.833      $18.214       8,474
                                                              2010       $18.214      $23.565       7,296
                                                              2011       $23.565      $21.396       7,422
                                                              2012       $21.396      $22.703         392
                                                              2013       $22.703      $30.529         327
                                                              2014       $30.529      $30.410         324
------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II
                                                              2005       $15.751      $17.392       7,880
                                                              2006       $17.392      $19.025       7,706
                                                              2007       $19.025      $19.158       7,661
                                                              2008       $19.158      $11.161       6,513
                                                              2009       $11.161      $16.008       6,542
                                                              2010       $16.008      $19.816       6,323
                                                              2011       $19.816      $17.694       2,841
                                                              2012       $17.694      $19.851         664
                                                              2013       $19.851      $33.266         664
                                                              2014       $33.266      $28.027         616
------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                              2005       $16.912      $19.314       8,404
                                                              2006       $19.314      $26.009       7,578
                                                              2007       $26.009      $21.043       7,640
                                                              2008       $21.043      $12.748       6,485
                                                              2009       $12.748      $16.022       1,695
                                                              2010       $16.022      $20.299       1,284
                                                              2011       $20.299      $20.979       1,252
                                                              2012       $20.979      $23.724       1,081
                                                              2013       $23.724      $23.611         961
                                                              2014       $23.611      $29.891         880



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - PROSPECTUS

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                 Basic Contract

                           Mortality & Expense = 1.5



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                   2005       $13.427      $13.807      447,898
                                                                   2006       $13.807      $15.880      413,771
                                                                   2007       $15.880      $16.369      345,766
                                                                   2008       $16.369       $9.543      119,126
                                                                   2009        $9.543      $11.291      103,086
                                                                   2010       $11.291      $12.521       86,534
                                                                   2011       $12.521      $13.057       68,395
                                                                   2012       $13.057      $15.050       58,729
                                                                   2013       $15.050      $19.914       38,007
                                                                   2014       $19.914      $21.396       30,112
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                   2005       $14.013      $15.380      325,340
                                                                   2006       $15.380      $14.933      424,521
                                                                   2007       $14.933      $16.538      373,318
                                                                   2008       $16.538       $9.333      258,510
                                                                   2009        $9.333      $12.191      182,344
                                                                   2010       $12.191      $13.758      133,260
                                                                   2011       $13.758      $13.657      111,522
                                                                   2012       $13.657      $15.249       90,461
                                                                   2013       $15.249      $20.047       65,115
                                                                   2014       $20.047      $22.263       57,150
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
                                                                   2005       $10.000      $11.870      200,944
                                                                   2006       $11.870      $15.768      538,385
                                                                   2007       $15.768      $16.365      527,670
                                                                   2008       $16.365       $7.516      554,744
                                                                   2009        $7.516       $9.928      455,435
                                                                   2010        $9.928      $10.180      390,099
                                                                   2011       $10.180       $8.062      345,808
                                                                   2012        $8.062       $9.051      296,820
                                                                   2013        $9.051      $10.920      242,388
                                                                   2014       $10.920      $10.042      225,542
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                   2005       $12.228      $13.806       64,208
                                                                   2006       $13.806      $13.486       50,284
                                                                   2007       $13.486      $15.062       26,777
                                                                   2008       $15.062       $8.911       22,011
                                                                   2009        $8.911      $12.011       14,295
                                                                   2010       $12.011      $12.969        7,561
                                                                   2011       $12.969      $12.333        7,435
                                                                   2012       $12.333      $14.079        9,994
                                                                   2013       $14.079      $18.962        7,471
                                                                   2014       $18.962      $21.221        3,164

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
                                                                   2005       $15.926      $16.696       461,511
                                                                   2006       $16.696      $18.746       547,841
                                                                   2007       $18.746      $18.709       492,368
                                                                   2008       $18.709      $11.817       266,076
                                                                   2009       $11.817      $16.573       194,269
                                                                   2010       $16.573      $20.626       143,862
                                                                   2011       $20.626      $18.530       103,942
                                                                   2012       $18.530      $21.580        74,466
                                                                   2013       $21.580      $29.200        59,846
                                                                   2014       $29.200      $31.275        45,423
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
                                                                   2005       $10.000      $10.948        62,544
                                                                   2006       $10.948      $13.293       104,446
                                                                   2007       $13.293      $15.948       105,948
                                                                   2008       $15.948       $9.915        75,031
                                                                   2009        $9.915      $10.711             0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
                                                                   2005       $10.000      $10.728        24,330
                                                                   2006       $10.728      $12.765        84,687
                                                                   2007       $12.765      $12.025        73,715
                                                                   2008       $12.025       $6.973        71,808
                                                                   2009        $6.973       $8.297        55,919
                                                                   2010        $8.297       $9.089        48,769
                                                                   2011        $9.089       $8.598        33,726
                                                                   2012        $8.598       $9.766        32,396
                                                                   2013        $9.766      $13.104        21,888
                                                                   2014       $13.104      $14.271        16,642
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                                   2005       $10.000      $11.885       588,555
                                                                   2006       $11.885      $13.020     1,179,793
                                                                   2007       $13.020      $15.013     1,070,999
                                                                   2008       $15.013       $8.458       834,097
                                                                   2009        $8.458      $11.265       684,175
                                                                   2010       $11.265      $12.949       489,383
                                                                   2011       $12.949      $12.376       376,737
                                                                   2012       $12.376      $14.130       286,081
                                                                   2013       $14.130      $18.192       232,862
                                                                   2014       $18.192      $19.968       176,399
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
                                                                   2005       $10.000      $11.084       109,025
                                                                   2006       $11.084      $12.298       289,123
                                                                   2007       $12.298      $13.523       274,217
                                                                   2008       $13.523       $7.724       254,479
                                                                   2009        $7.724       $9.645       230,339
                                                                   2010        $9.645      $10.861       172,953
                                                                   2011       $10.861      $10.823       119,785
                                                                   2012       $10.823      $12.581        98,239
                                                                   2013       $12.581      $16.481        72,942
                                                                   2014       $16.481      $17.860        60,646

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
                                                                        2005       $10.000      $10.470      105,832
                                                                        2006       $10.470      $11.428      211,031
                                                                        2007       $11.428      $11.520      228,615
                                                                        2008       $11.520       $8.478      148,744
                                                                        2009        $8.478      $11.957      112,768
                                                                        2010       $11.957      $13.362       83,389
                                                                        2011       $13.362      $13.625       73,963
                                                                        2012       $13.625      $15.266       63,548
                                                                        2013       $15.266      $15.863       56,517
                                                                        2014       $15.863      $15.736       42,504
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                                        2005       $10.000      $12.103      146,107
                                                                        2006       $12.103      $13.375      305,980
                                                                        2007       $13.375      $15.164      279,884
                                                                        2008       $15.164       $9.003      190,988
                                                                        2009        $9.003      $12.370      158,160
                                                                        2010       $12.370      $15.635      119,897
                                                                        2011       $15.635      $13.703       87,649
                                                                        2012       $13.703      $15.433       62,588
                                                                        2013       $15.433      $20.615       48,743
                                                                        2014       $20.615      $21.489       43,500
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                        2006       $10.000      $10.207      105,566
                                                                        2007       $10.207      $10.531      233,662
                                                                        2008       $10.531      $10.639      390,322
                                                                        2009       $10.639      $10.509      307,616
                                                                        2010       $10.509      $10.339      239,805
                                                                        2011       $10.339      $10.166      117,660
                                                                        2012       $10.166       $9.995       97,223
                                                                        2013        $9.995       $9.827       79,730
                                                                        2014        $9.827       $9.661       58,601
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
                                                                        2005       $10.000      $11.148       40,286
                                                                        2006       $11.148      $11.530      133,880
                                                                        2007       $11.530      $12.957      141,437
                                                                        2008       $12.957       $8.240      128,083
                                                                        2009        $8.240      $10.771      112,939
                                                                        2010       $10.771      $12.304       93,989
                                                                        2011       $12.304      $11.516       69,408
                                                                        2012       $11.516      $12.369       57,440
                                                                        2013       $12.369      $16.718       41,472
                                                                        2014       $16.718      $17.439       37,158
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities Fund - Class 2
                                                                        2005       $10.688      $10.856      171,901
                                                                        2006       $10.856      $11.673      155,403
                                                                        2007       $11.673      $11.786      114,261
                                                                        2008       $11.786       $8.878       73,253
                                                                        2009        $8.878      $12.455       64,034
                                                                        2010       $12.455      $13.868       57,649
                                                                        2011       $13.868      $14.256       48,513
                                                                        2012       $14.256      $16.195       41,657
                                                                        2013       $16.195      $17.168       32,294
                                                                        2014       $17.168      $16.873       29,760

                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                       2005       $11.233      $11.221       769,097
                                                                       2006       $11.221      $13.044     1,446,601
                                                                       2007       $13.044      $13.304     1,392,292
                                                                       2008       $13.304       $9.200       958,297
                                                                       2009        $9.200      $12.264       762,025
                                                                       2010       $12.264      $13.585       569,805
                                                                       2011       $13.585      $13.674       418,754
                                                                       2012       $13.674      $15.144       317,875
                                                                       2013       $15.144      $16.963       278,082
                                                                       2014       $16.963      $17.446       223,691
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2
                                                                       2005       $10.000      $11.374        64,062
                                                                       2006       $11.374      $13.760       133,205
                                                                       2007       $13.760      $15.129       128,508
                                                                       2008       $15.129      $10.641        84,601
                                                                       2009       $10.641      $12.901        70,890
                                                                       2010       $12.901      $14.199        53,473
                                                                       2011       $14.199      $13.547        37,875
                                                                       2012       $13.547      $15.096        29,528
                                                                       2013       $15.096      $18.940        21,548
                                                                       2014       $18.940      $19.682        15,909
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                       2005       $10.944      $11.896       475,155
                                                                       2006       $11.896      $13.845       564,827
                                                                       2007       $13.845      $14.083       513,207
                                                                       2008       $14.083       $8.707       341,061
                                                                       2009        $8.707      $10.790       277,165
                                                                       2010       $10.790      $11.795       214,576
                                                                       2011       $11.795      $11.475       137,727
                                                                       2012       $11.475      $12.888       118,000
                                                                       2013       $12.888      $16.251        96,679
                                                                       2014       $16.251      $17.114        78,200
---------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                       2005       $11.511      $12.468       860,022
                                                                       2006       $12.468      $14.887     1,019,766
                                                                       2007       $14.887      $16.896       920,177
                                                                       2008       $16.896       $9.903       467,082
                                                                       2009        $9.903      $13.342       349,030
                                                                       2010       $13.342      $14.220       270,180
                                                                       2011       $14.220      $12.493       215,424
                                                                       2012       $12.493      $14.521       175,986
                                                                       2013       $14.521      $17.555       142,148
                                                                       2014       $17.555      $15.337       116,616
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Large Cap Value Fund
                                                                       2005       $10.000      $10.517        76,141
                                                                       2006       $10.517      $12.680       154,410
                                                                       2007       $12.680      $12.497       172,441
                                                                       2008       $12.497       $8.143       125,940
                                                                       2009        $8.143       $9.472       102,650
                                                                       2010        $9.472      $10.355        77,343
                                                                       2011       $10.355       $9.462        64,372
                                                                       2012        $9.462      $11.082        53,764
                                                                       2013       $11.082      $14.515        45,095
                                                                       2014       $14.515      $16.115        36,526

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund
                                                                      2005       $10.000      $11.370      121,130
                                                                      2006       $11.370      $12.985      141,849
                                                                      2007       $12.985      $13.104      125,334
                                                                      2008       $13.104       $8.152       93,609
                                                                      2009        $8.152      $10.672       83,346
                                                                      2010       $10.672      $13.114       67,253
                                                                      2011       $13.114      $12.071       60,767
                                                                      2012       $12.071      $14.058       41,207
                                                                      2013       $14.058      $18.367       34,269
                                                                      2014       $18.367      $20.507       25,592
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                      2005       $10.000      $11.336      303,063
                                                                      2006       $11.336      $12.513      551,622
                                                                      2007       $12.513      $10.244      540,006
                                                                      2008       $10.244       $6.663      417,070
                                                                      2009        $6.663       $8.363      330,031
                                                                      2010        $8.363      $10.698      228,901
                                                                      2011       $10.698      $10.589      168,315
                                                                      2012       $10.589      $11.745      123,621
                                                                      2013       $11.745      $15.660       89,360
                                                                      2014       $15.660      $16.462       77,732
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured U.S. Equity Fund
                                                                      2005       $10.000      $11.265      108,569
                                                                      2006       $11.265      $12.502      255,308
                                                                      2007       $12.502      $12.001      267,974
                                                                      2008       $12.001       $7.488      236,625
                                                                      2009        $7.488       $8.918      199,427
                                                                      2010        $8.918       $9.893      158,663
                                                                      2011        $9.893      $10.120      123,858
                                                                      2012       $10.120      $11.387      106,524
                                                                      2013       $11.387      $15.394       84,330
                                                                      2014       $15.394      $17.611       69,099
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                      2005       $12.409      $13.132      176,876
                                                                      2006       $13.132      $13.249      193,340
                                                                      2007       $13.249      $15.192      158,278
                                                                      2008       $15.192       $7.600      100,605
                                                                      2009        $7.600      $12.376       78,391
                                                                      2010       $12.376      $14.547       60,020
                                                                      2011       $14.547      $13.388       44,137
                                                                      2012       $13.388      $14.924       38,887
                                                                      2013       $14.924      $20.511       25,851
                                                                      2014       $20.511      $21.811       19,124
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series II
                                                                      2005       $15.056      $16.600      428,687
                                                                      2006       $16.600      $19.686      494,479
                                                                      2007       $19.686      $20.850      407,795
                                                                      2008       $20.850      $12.007      304,971
                                                                      2009       $12.007      $16.427      236,510
                                                                      2010       $16.427      $19.732      186,104
                                                                      2011       $19.732      $19.559      141,406
                                                                      2012       $19.559      $22.511      120,403
                                                                      2013       $22.511      $29.641       96,748
                                                                      2014       $29.641      $31.901       81,953

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                        2005       $12.789      $13.652        20,111
                                                        2006       $13.652      $14.235        19,172
                                                        2007       $14.235      $15.635        12,902
                                                        2008       $15.635       $8.819         9,631
                                                        2009        $8.819      $10.466         5,685
                                                        2010       $10.466      $11.854         4,182
                                                        2011       $11.854      $10.708         3,743
                                                        2012       $10.708      $12.282             0
------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series II
                                                        2005       $14.421      $14.760     1,601,297
                                                        2006       $14.760      $16.840     1,655,939
                                                        2007       $16.840      $16.168     1,404,832
                                                        2008       $16.168      $10.204       899,592
                                                        2009       $10.204      $12.881       722,463
                                                        2010       $12.881      $14.652       585,755
                                                        2011       $14.652      $14.101       461,656
                                                        2012       $14.101      $16.485       375,359
                                                        2013       $16.485      $21.985       300,526
                                                        2014       $21.985      $23.580       248,258
------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                        2005       $10.797      $11.386        58,290
                                                        2006       $10.000      $10.775        21,343
                                                        2007       $10.775      $11.426        15,644
                                                        2008       $11.426       $7.827         8,455
                                                        2009        $7.827       $9.848        13,233
                                                        2010        $9.848      $10.577         9,478
                                                        2011       $10.577      $10.368         8,641
                                                        2012       $10.368      $11.580         8,476
                                                        2013       $11.580      $14.678         7,956
                                                        2014       $14.678      $15.563         6,193
------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series II
                                                        2005       $13.007      $13.473       294,781
                                                        2006       $13.473      $14.680       280,797
                                                        2007       $14.680      $14.993       171,337
                                                        2008       $14.993       $9.366       122,838
                                                        2009        $9.366      $11.412       109,319
                                                        2010       $11.412      $12.363        92,715
                                                        2011       $12.363      $12.147        73,078
                                                        2012       $12.147      $14.135        63,001
                                                        2013       $14.135      $18.171        35,079
                                                        2014       $18.171      $20.104        28,866
------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series II
                                                        2005       $12.707      $13.415       355,800
                                                        2006       $13.415      $14.847       514,333
                                                        2007       $14.847      $15.086       413,713
                                                        2008       $15.086      $11.467       270,176
                                                        2009       $11.467      $13.808       201,195
                                                        2010       $13.808      $15.208       151,369
                                                        2011       $15.208      $14.757       128,724
                                                        2012       $14.757      $16.305       101,396
                                                        2013       $16.305      $20.018        84,040
                                                        2014       $20.018      $21.405        73,542
------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series II
                                                        2011       $10.000      $12.120        53,809
                                                        2012       $12.120      $13.512        47,075
                                                        2013       $13.512      $16.240        37,330
                                                        2014       $16.240      $16.043        33,869

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series II
                                                          2005       $14.580      $15.219      144,625
                                                          2006       $15.219      $18.195      123,985
                                                          2007       $18.195      $19.096       99,611
                                                          2008       $19.096      $11.060       73,529
                                                          2009       $11.060      $12.625       67,838
                                                          2010       $12.625      $13.887       64,546
                                                          2011       $13.887      $14.968            0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                          2005       $13.900      $14.994      548,723
                                                          2006       $14.994      $17.096      594,846
                                                          2007       $17.096      $17.230      512,719
                                                          2008       $17.230      $11.482      375,128
                                                          2009       $11.482      $14.010      312,086
                                                          2010       $14.010      $15.452      248,674
                                                          2011       $15.452      $14.848      186,366
                                                          2012       $14.848      $16.691      153,252
                                                          2013       $16.691      $21.950      104,198
                                                          2014       $21.950      $23.729       87,238
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series II
                                                          2013       $10.000      $18.799       25,154
                                                          2014       $18.799      $18.775       18,696
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series II
                                                          2005       $12.172      $12.197      175,113
                                                          2006       $12.197      $13.072      142,566
                                                          2007       $13.072      $13.351       93,648
                                                          2008       $13.351      $10.081       62,827
                                                          2009       $10.081      $14.298       47,661
                                                          2010       $14.298      $15.456       43,081
                                                          2011       $15.456      $15.446       41,148
                                                          2012       $15.446      $17.995       32,184
                                                          2013       $17.995      $18.548            0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series II
                                                          2005       $12.664      $13.285       54,141
                                                          2006       $13.285      $14.885       49,117
                                                          2007       $14.885      $15.051       36,595
                                                          2008       $15.051      $10.884       18,279
                                                          2009       $10.884      $13.364       15,511
                                                          2010       $13.364      $14.733       14,674
                                                          2011       $14.733      $15.667            0
--------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series II
                                                          2011       $10.000       $8.091       80,492
                                                          2012        $8.091       $9.167       69,569
                                                          2013        $9.167      $10.699       61,091
                                                          2014       $10.699      $10.527       57,708
--------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                          2005       $12.189      $12.626       20,572
                                                          2006       $11.386      $12.424       52,964
                                                          2007       $12.424      $13.346       45,968
                                                          2008       $13.346       $9.357       29,739
                                                          2009        $9.357      $11.946       22,776
                                                          2010       $11.946      $13.362       19,849
                                                          2011       $13.362      $12.282       15,109
                                                          2012       $12.282      $13.357       14,759
                                                          2013       $13.357      $16.868       12,502
                                                          2014       $16.868      $17.275       11,609

                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                          2005       $14.490      $15.829       23,151
                                                                          2006       $15.829      $16.329       22,049
                                                                          2007       $16.329      $18.876       13,222
                                                                          2008       $18.876       $9.866        7,991
                                                                          2009        $9.866      $15.167        4,547
                                                                          2010       $15.167      $18.977        4,031
                                                                          2011       $18.977      $16.911        4,027
                                                                          2012       $16.911      $18.557        3,956
                                                                          2013       $18.557      $24.921        2,576
                                                                          2014       $24.921      $26.385        2,963
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series II
                                                                          2005       $13.099      $13.449      360,938
                                                                          2006       $13.449      $15.234      490,716
                                                                          2007       $15.234      $15.725      473,195
                                                                          2008       $15.725       $9.698      399,210
                                                                          2009        $9.698      $12.018      347,195
                                                                          2010       $12.018      $13.539      268,847
                                                                          2011       $13.539      $13.515      216,637
                                                                          2012       $13.515      $15.347      197,399
                                                                          2013       $15.347      $19.849      168,419
                                                                          2014       $19.849      $22.041      143,592
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                          2005       $14.042      $14.555      111,926
                                                                          2006       $14.555      $16.162      105,994
                                                                          2007       $16.162      $16.104       77,794
                                                                          2008       $16.104       $7.614       77,108
                                                                          2009        $7.614      $11.059       68,921
                                                                          2010       $11.059      $11.627       61,971
                                                                          2011       $11.627      $11.043       50,108
                                                                          2012       $11.043      $12.773       37,651
                                                                          2013       $12.773      $16.735       21,852
                                                                          2014       $16.735      $17.502       16,833
------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
                                                                          2006       $10.000      $10.731      110,844
                                                                          2007       $10.731      $12.054      125,536
                                                                          2008       $12.054       $6.100      137,445
                                                                          2009        $6.100       $8.188      122,981
                                                                          2010        $8.188       $8.846      105,229
                                                                          2011        $8.846       $9.630            0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                          2005       $13.568      $15.254       42,719
                                                                          2006       $15.254      $18.000       35,485
                                                                          2007       $18.000      $21.241       21,779
                                                                          2008       $21.241      $13.897       14,062
                                                                          2009       $13.897      $16.235       14,827
                                                                          2010       $16.235      $17.038       16,061
                                                                          2011       $17.038      $19.400        6,526
                                                                          2012       $19.400      $22.588        6,841
                                                                          2013       $22.588      $26.102        7,100
                                                                          2014       $26.102      $27.597            0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                              2005       $13.491      $16.278        21,194
                                                              2006       $16.278      $17.226        26,698
                                                              2007       $17.226      $20.216        22,494
                                                              2008       $20.216      $10.136        10,781
                                                              2009       $10.136      $16.846        11,010
                                                              2010       $16.846      $20.823        10,083
                                                              2011       $20.823      $18.917         7,377
                                                              2012       $18.917      $20.756         5,796
                                                              2013       $20.756      $22.017             0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                              2005       $13.995      $14.909        39,213
                                                              2006       $14.909      $19.037        25,159
                                                              2007       $19.037      $21.585        17,986
                                                              2008       $21.585      $12.128         8,493
                                                              2009       $12.128      $15.192         6,505
                                                              2010       $15.192      $15.975         6,524
                                                              2011       $15.975      $14.158         6,082
                                                              2012       $14.158      $16.445         4,506
                                                              2013       $16.445      $20.566         3,716
                                                              2014       $20.566      $18.324         3,047
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                              2005       $13.874      $14.519        16,425
                                                              2006       $14.519      $16.894        14,916
                                                              2007       $16.894      $19.377        11,065
                                                              2008       $19.377      $10.675         8,445
                                                              2009       $10.675      $10.194             0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                              2005       $10.622      $10.764     1,462,440
                                                              2006       $10.764      $11.148     1,916,928
                                                              2007       $11.148      $11.586     1,666,801
                                                              2008       $11.586      $10.353     1,135,993
                                                              2009       $10.353      $12.447       990,914
                                                              2010       $12.447      $13.339       784,873
                                                              2011       $13.339      $13.733       610,134
                                                              2012       $13.733      $15.366       519,616
                                                              2013       $15.366      $15.229       450,652
                                                              2014       $15.229      $16.079       369,565
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                              2005        $9.937       $9.917       657,808
                                                              2006        $9.917      $10.143       667,110
                                                              2007       $10.143      $10.249       522,713
                                                              2008       $10.249       $8.543       396,358
                                                              2009        $8.543       $8.865       347,249
                                                              2010        $8.865       $8.909       289,396
                                                              2011        $8.909       $8.974       222,112
                                                              2012        $8.974       $9.090       152,310
                                                              2013        $9.090       $8.945       122,869
                                                              2014        $8.945       $8.868       125,602
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                              2005        $9.802       $9.881       701,011
                                                              2006        $9.881      $10.137       795,045
                                                              2007       $10.137      $10.430       721,750
                                                              2008       $10.430      $10.479       651,907
                                                              2009       $10.479      $10.303       399,239
                                                              2010       $10.303      $10.130       358,976
                                                              2011       $10.130       $9.960       282,737
                                                              2012        $9.960       $9.792       232,097
                                                              2013        $9.792       $9.628       186,110
                                                              2014        $9.628       $9.466       168,613

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
                                                                      2005       $12.918      $14.973      279,675
                                                                      2006       $14.973      $15.297      435,170
                                                                      2007       $15.297      $17.930      347,503
                                                                      2008       $17.930       $9.210      282,038
                                                                      2009        $9.210      $15.470      217,547
                                                                      2010       $15.470      $19.380      154,281
                                                                      2011       $19.380      $17.726      107,382
                                                                      2012       $17.726      $19.534       83,437
                                                                      2013       $19.534      $28.877       59,036
                                                                      2014       $28.877      $29.934       55,642
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                                      2005       $12.992      $13.803      196,467
                                                                      2006       $13.803      $15.572      247,410
                                                                      2007       $15.572      $16.589      178,415
                                                                      2008       $16.589      $12.362      128,309
                                                                      2009       $12.362      $14.515      104,362
                                                                      2010       $14.515      $15.197       76,931
                                                                      2011       $15.197      $13.726       57,644
                                                                      2012       $13.726      $14.395       47,529
                                                                      2013       $14.395      $15.318            0
--------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio - Advisor Shares
                                                                      2006       $10.000       $9.491       78,439
                                                                      2007        $9.491      $11.489       78,415
                                                                      2008       $11.489       $6.341       86,439
                                                                      2009        $6.341       $8.829      120,701
                                                                      2010        $8.829      $10.784      116,277
                                                                      2011       $10.784       $9.802      116,346
                                                                      2012        $9.802      $10.130      104,071
                                                                      2013       $10.130       $8.493       92,061
                                                                      2014        $8.493       $6.795       66,093
--------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.703       13,419
                                                                      2007       $10.703      $11.124       20,429
                                                                      2008       $11.124       $9.332       24,792
                                                                      2009        $9.332      $11.969       30,425
                                                                      2010       $11.969      $13.185       24,441
                                                                      2011       $13.185      $13.769       20,380
                                                                      2012       $13.769      $15.938       17,497
                                                                      2013       $15.938      $14.565        9,930
                                                                      2014       $14.565      $14.521        6,419
--------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.118       56,188
                                                                      2007       $10.118      $10.998      149,722
                                                                      2008       $10.998      $10.041      138,483
                                                                      2009       $10.041      $11.675      117,920
                                                                      2010       $11.675      $12.397       86,005
                                                                      2011       $12.397      $13.598       62,061
                                                                      2012       $13.598      $14.523       53,321
                                                                      2013       $14.523      $12.948       41,061
                                                                      2014       $12.948      $13.110       27,885

                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Shares
                                                      2006       $10.000      $10.300      333,924
                                                      2007       $10.300      $11.002      541,720
                                                      2008       $11.002      $11.326      436,998
                                                      2009       $11.326      $12.689      517,932
                                                      2010       $12.689      $13.474      442,840
                                                      2011       $13.474      $13.712      339,838
                                                      2012       $13.712      $14.759      290,898
                                                      2013       $14.759      $14.211      247,085
                                                      2014       $14.211      $14.554      184,448
----------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB
                                                      2009       $10.000       $8.037      208,702
                                                      2010        $8.037       $8.897      174,188
                                                      2011        $8.897       $8.915      138,176
                                                      2012        $8.915      $10.456      115,488
                                                      2013       $10.456      $13.611       97,648
                                                      2014       $13.611      $15.075       79,686
----------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund - Class IB
                                                      2005       $12.033      $12.303      295,949
                                                      2006       $12.303      $13.538       78,718
                                                      2007       $13.538      $13.435       42,032
                                                      2008       $13.435       $7.829       30,400
                                                      2009        $7.829       $9.669       29,381
                                                      2010        $9.669      $10.535       21,966
                                                      2011       $10.535      $10.644       15,111
                                                      2012       $10.644      $11.775       11,969
                                                      2013       $11.775      $13.671       10,022
                                                      2014       $13.671      $14.875       10,650
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                      2005       $13.419      $13.883       45,145
                                                      2006       $13.883      $15.820       30,417
                                                      2007       $15.820      $14.612       26,162
                                                      2008       $14.612       $8.806       13,522
                                                      2009        $8.806      $11.238       13,276
                                                      2010       $11.238      $12.637        8,470
                                                      2011       $12.637      $11.847        6,475
                                                      2012       $11.847      $13.875        4,969
                                                      2013       $13.875      $18.508        4,566
                                                      2014       $18.508      $20.148        2,382
----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                      2005       $14.455      $15.945      199,020
                                                      2006       $15.945      $20.022      301,515
                                                      2007       $20.022      $21.328      267,807
                                                      2008       $21.328      $11.752      200,134
                                                      2009       $11.752      $14.399      173,859
                                                      2010       $14.399      $15.575      129,035
                                                      2011       $15.575      $12.719      108,108
                                                      2012       $12.719      $15.244       88,184
                                                      2013       $15.244      $19.194       62,291
                                                      2014       $19.194      $17.590       52,653

                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
                                                     2005       $13.455      $14.394        1,108
                                                     2006       $14.394      $16.123          192
                                                     2007       $16.123      $15.030          191
                                                     2008       $15.030       $8.932          189
                                                     2009        $8.932      $11.488          187
                                                     2010       $11.488      $12.866          185
                                                     2011       $12.866      $12.654          183
                                                     2012       $12.654      $14.534            0
                                                     2013       $14.534      $19.307            0
                                                     2014       $19.307      $21.621            0
---------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
                                                     2005       $10.000      $10.918      162,309
                                                     2006       $10.918      $12.453      324,998
                                                     2007       $12.453      $11.643      289,114
                                                     2008       $11.643       $6.323      250,595
                                                     2009        $6.323       $5.953            0
---------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                     2005       $12.102      $12.575      148,490
                                                     2006       $12.575      $13.035      154,681
                                                     2007       $13.035      $13.521      111,462
                                                     2008       $13.521       $8.370       90,140
                                                     2009        $8.370      $13.486       66,820
                                                     2010       $13.486      $16.016       50,759
                                                     2011       $16.016      $12.935       49,709
                                                     2012       $12.935      $14.525       41,788
                                                     2013       $14.525      $20.524       31,535
                                                     2014       $20.524      $22.138       25,803
---------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II
                                                     2005       $12.216      $13.468      111,007
                                                     2006       $13.468      $14.671       95,830
                                                     2007       $14.671      $15.344       62,789
                                                     2008       $15.344      $12.825       38,419
                                                     2009       $12.825      $16.405       25,051
                                                     2010       $16.405      $17.699       17,996
                                                     2011       $17.699      $18.599       23,559
                                                     2012       $18.599      $21.552       18,811
                                                     2013       $21.552      $19.333       14,647
                                                     2014       $19.333      $19.555        9,299
---------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II
                                                     2005       $17.983      $23.650      293,630
                                                     2006       $23.650      $31.893      369,132
                                                     2007       $31.893      $44.036      317,054
                                                     2008       $44.036      $18.726      165,074
                                                     2009       $18.726      $31.319      122,124
                                                     2010       $31.319      $36.624       81,377
                                                     2011       $36.624      $29.439       56,860
                                                     2012       $29.439      $34.683       39,872
                                                     2013       $34.683      $33.721       29,287
                                                     2014       $33.721      $31.641       23,013

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II
                                                              2005       $13.545      $14.911      673,072
                                                              2006       $14.911      $17.813      953,357
                                                              2007       $17.813      $19.223      887,941
                                                              2008       $19.223      $13.429      700,311
                                                              2009       $13.429      $17.105      580,432
                                                              2010       $17.105      $19.178      264,878
                                                              2011       $19.178      $20.561      195,007
                                                              2012       $20.561      $23.364      148,626
                                                              2013       $23.364      $27.485      110,997
                                                              2014       $27.485      $28.240       85,661
------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class II
                                                              2014       $10.000      $29.583        4,831
------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class II
                                                              2013       $10.000      $16.686       38,545
                                                              2014       $16.686      $16.732       36,803
------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                              2005       $12.339      $14.009      105,569
                                                              2006       $14.009      $14.298       73,771
                                                              2007       $14.298      $17.100       40,684
                                                              2008       $17.100       $8.515       31,807
                                                              2009        $8.515      $13.824       29,106
                                                              2010       $13.824      $16.664       19,742
                                                              2011       $16.664      $15.884       19,173
                                                              2012       $15.884      $17.810       15,083
                                                              2013       $17.810      $25.865       12,696
                                                              2014       $25.865      $26.976        9,610
------------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II
                                                              2005       $15.621      $18.015      468,020
                                                              2006       $18.015      $19.329      587,636
                                                              2007       $19.329      $23.297      505,179
                                                              2008       $23.297      $12.180      275,791
                                                              2009       $12.180      $18.844      202,880
                                                              2010       $18.844      $24.504      148,110
                                                              2011       $24.504      $22.362      103,090
                                                              2012       $22.362      $23.850       77,960
                                                              2013       $23.850      $32.236       56,196
                                                              2014       $32.236      $32.274       46,629
------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II
                                                              2005       $15.885      $17.630      105,122
                                                              2006       $17.630      $19.384       84,445
                                                              2007       $19.384      $19.619       39,071
                                                              2008       $19.619      $11.488       30,629
                                                              2009       $11.488      $16.562       22,825
                                                              2010       $16.562      $20.606       19,551
                                                              2011       $20.606      $18.493       15,235
                                                              2012       $18.493      $20.854       12,318
                                                              2013       $20.854      $35.126        9,491
                                                              2014       $35.126      $29.745        5,706
------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                              2005       $17.057      $19.578      246,519
                                                              2006       $19.578      $26.499      221,922
                                                              2007       $26.499      $21.549      176,152
                                                              2008       $21.549      $13.122      143,148
                                                              2009       $13.122      $16.576      108,273
                                                              2010       $16.576      $21.108       83,837
                                                              2011       $21.108      $21.928       62,484
                                                              2012       $21.928      $24.924       47,116
                                                              2013       $24.924      $24.932       38,161
                                                              2014       $24.932      $31.723       28,254



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - PROSPECTUS

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                   2005       $13.222      $13.473      17,762
                                                                   2006       $13.473      $15.354      14,584
                                                                   2007       $15.354      $15.681      14,359
                                                                   2008       $15.681       $9.058       9,079
                                                                   2009        $9.058      $10.619       8,892
                                                                   2010       $10.619      $11.669       7,903
                                                                   2011       $11.669      $12.057       7,902
                                                                   2012       $12.057      $13.769       7,901
                                                                   2013       $13.769      $18.053       7,426
                                                                   2014       $18.053      $19.219       2,272
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                   2005       $13.800      $15.008      10,239
                                                                   2006       $15.008      $14.439      13,771
                                                                   2007       $14.439      $15.843       9,151
                                                                   2008       $15.843       $8.858       7,354
                                                                   2009        $8.858      $11.465       7,307
                                                                   2010       $11.465      $12.821       7,206
                                                                   2011       $12.821      $12.611       7,079
                                                                   2012       $12.611      $13.951       6,983
                                                                   2013       $13.951      $18.174       6,207
                                                                   2014       $18.174      $19.998       3,341
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
                                                                   2005       $10.000      $11.797       9,446
                                                                   2006       $11.797      $15.528      15,798
                                                                   2007       $15.528      $15.968      19,309
                                                                   2008       $15.968       $7.266       9,170
                                                                   2009        $7.266       $9.510       4,424
                                                                   2010        $9.510       $9.662       4,460
                                                                   2011        $9.662       $7.582       4,564
                                                                   2012        $7.582       $8.434       4,490
                                                                   2013        $8.434      $10.083       5,687
                                                                   2014       $10.083       $9.187       3,321
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                   2005       $12.042      $13.472       6,063
                                                                   2006       $13.472      $13.040       6,062
                                                                   2007       $13.040      $14.429       5,877
                                                                   2008       $14.429       $8.458       5,876
                                                                   2009        $8.458      $11.296       4,936
                                                                   2010       $11.296      $12.086       4,308
                                                                   2011       $12.086      $11.388       4,077
                                                                   2012       $11.388      $12.881       4,076
                                                                   2013       $12.881      $17.190       1,866
                                                                   2014       $17.190      $19.062       1,865

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
                                                                   2005       $15.684      $16.292      12,398
                                                                   2006       $16.292      $18.125      20,551
                                                                   2007       $18.125      $17.923      19,903
                                                                   2008       $17.923      $11.217      11,021
                                                                   2009       $11.217      $15.587       9,368
                                                                   2010       $15.587      $19.222       7,286
                                                                   2011       $19.222      $17.110       6,958
                                                                   2012       $17.110      $19.744       6,870
                                                                   2013       $19.744      $26.471         975
                                                                   2014       $26.471      $28.092         937
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
                                                                   2005       $10.000      $10.881           0
                                                                   2006       $10.881      $13.091       4,381
                                                                   2007       $13.091      $15.560       5,000
                                                                   2008       $15.560       $9.586       4,780
                                                                   2009        $9.586      $10.285           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
                                                                   2005       $10.000      $10.662       1,874
                                                                   2006       $10.662      $12.571      20,333
                                                                   2007       $12.571      $11.733       3,520
                                                                   2008       $11.733       $6.741       2,806
                                                                   2009        $6.741       $7.948       2,613
                                                                   2010        $7.948       $8.627       2,355
                                                                   2011        $8.627       $8.086       2,077
                                                                   2012        $8.086       $9.100       1,821
                                                                   2013        $9.100      $12.100       1,562
                                                                   2014       $12.100      $13.056         691
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                                   2005       $10.000      $11.812       6,639
                                                                   2006       $11.812      $12.822      18,110
                                                                   2007       $12.822      $14.649      15,101
                                                                   2008       $14.649       $8.177       7,743
                                                                   2009        $8.177      $10.791       7,100
                                                                   2010       $10.791      $12.291       7,165
                                                                   2011       $12.291      $11.640       6,530
                                                                   2012       $11.640      $13.167       6,435
                                                                   2013       $13.167      $16.797         947
                                                                   2014       $16.797      $18.269         943
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
                                                                   2005       $10.000      $11.016       2,529
                                                                   2006       $11.016      $12.111       2,146
                                                                   2007       $12.111      $13.194       2,099
                                                                   2008       $13.194       $7.467       1,848
                                                                   2009        $7.467       $9.239       1,636
                                                                   2010        $9.239      $10.309       1,453
                                                                   2011       $10.309      $10.179       1,275
                                                                   2012       $10.179      $11.724       1,109
                                                                   2013       $11.724      $15.218         944
                                                                   2014       $15.218      $16.340         150

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
                                                                        2005       $10.000      $10.405         249
                                                                        2006       $10.405      $11.254           0
                                                                        2007       $11.254      $11.240           0
                                                                        2008       $11.240       $8.196           0
                                                                        2009        $8.196      $11.454           0
                                                                        2010       $11.454      $12.683           0
                                                                        2011       $12.683      $12.814           0
                                                                        2012       $12.814      $14.226           0
                                                                        2013       $14.226      $14.647           0
                                                                        2014       $14.647      $14.397           0
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                                        2005       $10.000      $12.029           0
                                                                        2006       $12.029      $13.172       5,260
                                                                        2007       $13.172      $14.796       7,956
                                                                        2008       $14.796       $8.704       2,971
                                                                        2009        $8.704      $11.849       2,770
                                                                        2010       $11.849      $14.841       2,544
                                                                        2011       $14.841      $12.888       2,781
                                                                        2012       $12.888      $14.381       2,905
                                                                        2013       $14.381      $19.034           0
                                                                        2014       $19.034      $19.659           0
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                        2006       $10.000      $10.144           0
                                                                        2007       $10.144      $10.370       5,931
                                                                        2008       $10.370      $10.381       5,928
                                                                        2009       $10.381      $10.160       8,066
                                                                        2010       $10.160       $9.904       8,058
                                                                        2011        $9.904       $9.649       8,052
                                                                        2012        $9.649       $9.399       6,519
                                                                        2013        $9.399       $9.157       6,389
                                                                        2014        $9.157       $8.921       6,382
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
                                                                        2005       $10.000      $11.079           0
                                                                        2006       $11.079      $11.354       3,810
                                                                        2007       $11.354      $12.643       3,613
                                                                        2008       $12.643       $7.966       3,613
                                                                        2009        $7.966      $10.318       2,610
                                                                        2010       $10.318      $11.679       2,610
                                                                        2011       $11.679      $10.830       2,363
                                                                        2012       $10.830      $11.526       2,363
                                                                        2013       $11.526      $15.437           0
                                                                        2014       $15.437      $15.955           0
----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities Fund - Class 2
                                                                        2005       $10.623      $10.691           0
                                                                        2006       $10.691      $11.390           0
                                                                        2007       $11.390      $11.395           0
                                                                        2008       $11.395       $8.505           0
                                                                        2009        $8.505      $11.822       3,600
                                                                        2010       $11.822      $13.043       4,654
                                                                        2011       $13.043      $13.285       6,477
                                                                        2012       $13.285      $14.954       6,506
                                                                        2013       $14.954      $15.707       2,769
                                                                        2014       $15.707      $15.297       2,769

                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                       2005       $11.164      $11.050      20,756
                                                                       2006       $11.050      $12.728      13,478
                                                                       2007       $12.728      $12.862      10,456
                                                                       2008       $12.862       $8.813       4,438
                                                                       2009        $8.813      $11.641       4,218
                                                                       2010       $11.641      $12.777       7,074
                                                                       2011       $12.777      $12.744      10,002
                                                                       2012       $12.744      $13.983       9,831
                                                                       2013       $13.983      $15.520       9,770
                                                                       2014       $15.520      $15.816       9,015
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2
                                                                       2005       $10.000      $11.304           0
                                                                       2006       $11.304      $13.551           0
                                                                       2007       $13.551      $14.762           0
                                                                       2008       $14.762      $10.288           0
                                                                       2009       $10.288      $12.358           0
                                                                       2010       $12.358      $13.478           0
                                                                       2011       $13.478      $12.741           0
                                                                       2012       $12.741      $14.068           0
                                                                       2013       $14.068      $17.488           0
                                                                       2014       $17.488      $18.007           0
---------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                       2005       $10.877      $11.715       7,047
                                                                       2006       $11.715      $13.510       6,203
                                                                       2007       $13.510      $13.616      17,832
                                                                       2008       $13.616       $8.341       9,681
                                                                       2009        $8.341      $10.241      10,310
                                                                       2010       $10.241      $11.093      10,527
                                                                       2011       $11.093      $10.694       5,967
                                                                       2012       $10.694      $11.900       5,962
                                                                       2013       $11.900      $14.868       8,962
                                                                       2014       $14.868      $15.514       8,957
---------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                       2005       $11.441      $12.279       2,533
                                                                       2006       $12.279      $14.527       2,484
                                                                       2007       $14.527      $16.336       2,216
                                                                       2008       $16.336       $9.487       2,125
                                                                       2009        $9.487      $12.665       1,313
                                                                       2010       $12.665      $13.374       1,321
                                                                       2011       $13.374      $11.643       1,337
                                                                       2012       $11.643      $13.408       1,332
                                                                       2013       $13.408      $16.061       1,336
                                                                       2014       $16.061      $13.903       1,379
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Large Cap Value Fund
                                                                       2005       $10.000      $10.453       2,234
                                                                       2006       $10.453      $12.487       2,533
                                                                       2007       $12.487      $12.193       2,505
                                                                       2008       $12.193       $7.873       2,277
                                                                       2009        $7.873       $9.074       2,048
                                                                       2010        $9.074       $9.828       1,809
                                                                       2011        $9.828       $8.899       1,587
                                                                       2012        $8.899      $10.326       1,371
                                                                       2013       $10.326      $13.402       1,651
                                                                       2014       $13.402      $14.743         816

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund
                                                                      2005       $10.000      $11.300       1,182
                                                                      2006       $11.300      $12.788       1,177
                                                                      2007       $12.788      $12.785       1,172
                                                                      2008       $12.785       $7.881       1,166
                                                                      2009        $7.881      $10.222       1,160
                                                                      2010       $10.222      $12.448       1,155
                                                                      2011       $12.448      $11.353       1,149
                                                                      2012       $11.353      $13.100       1,145
                                                                      2013       $13.100      $16.958           0
                                                                      2014       $16.958      $18.761           0
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                      2005       $10.000      $11.267       5,369
                                                                      2006       $11.267      $12.323         215
                                                                      2007       $12.323       $9.995         391
                                                                      2008        $9.995       $6.441         160
                                                                      2009        $6.441       $8.011         156
                                                                      2010        $8.011      $10.154         136
                                                                      2011       $10.154       $9.958         131
                                                                      2012        $9.958      $10.944         134
                                                                      2013       $10.944      $14.459         124
                                                                      2014       $14.459      $15.060         122
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
formerly, Goldman Sachs VIT Structured U.S. Equity Fund
                                                                      2005       $10.000      $11.195       6,796
                                                                      2006       $11.195      $12.312         227
                                                                      2007       $12.312      $11.710         242
                                                                      2008       $11.710       $7.239         162
                                                                      2009        $7.239       $8.542         171
                                                                      2010        $8.542       $9.390         172
                                                                      2011        $9.390       $9.517         160
                                                                      2012        $9.517      $10.611         161
                                                                      2013       $10.611      $14.214         148
                                                                      2014       $14.214      $16.112         133
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                      2005       $12.220      $12.814      12,307
                                                                      2006       $12.814      $12.811      10,564
                                                                      2007       $12.811      $14.554       5,242
                                                                      2008       $14.554       $7.213       1,120
                                                                      2009        $7.213      $11.639       1,120
                                                                      2010       $11.639      $13.556          38
                                                                      2011       $13.556      $12.362          36
                                                                      2012       $12.362      $13.654         586
                                                                      2013       $13.654      $18.594           0
                                                                      2014       $18.594      $19.592           0
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series II
                                                                      2005       $14.827      $16.199      13,461
                                                                      2006       $16.199      $19.035      12,152
                                                                      2007       $19.035      $19.975      11,997
                                                                      2008       $19.975      $11.397       9,148
                                                                      2009       $11.397      $15.450       9,100
                                                                      2010       $15.450      $18.388       8,178
                                                                      2011       $18.388      $18.061       7,619
                                                                      2012       $18.061      $20.596       6,411
                                                                      2013       $20.596      $26.871       5,675
                                                                      2014       $26.871      $28.656       1,737

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                        2005       $12.595      $13.322       3,628
                                                        2006       $13.322      $13.764       3,264
                                                        2007       $13.764      $14.979       3,130
                                                        2008       $14.979       $8.371       2,970
                                                        2009        $8.371       $9.843       2,783
                                                        2010        $9.843      $11.047         740
                                                        2011       $11.047       $9.888         740
                                                        2012        $9.888      $11.307           0
------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series II
                                                        2005       $14.201      $14.403      63,782
                                                        2006       $14.403      $16.282      44,758
                                                        2007       $16.282      $15.489      44,340
                                                        2008       $15.489       $9.686      37,134
                                                        2009        $9.686      $12.115      34,739
                                                        2010       $12.115      $13.654      26,921
                                                        2011       $13.654      $13.021      22,309
                                                        2012       $13.021      $15.083      19,682
                                                        2013       $15.083      $19.931      16,236
                                                        2014       $19.931      $21.181       9,288
------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                        2006       $10.000      $10.709         943
                                                        2007       $10.709      $11.252         852
                                                        2008       $11.252       $7.637         232
                                                        2009        $7.637       $9.520         231
                                                        2010        $9.520      $10.132         231
                                                        2011       $10.132       $9.841         230
                                                        2012        $9.841      $10.890         230
                                                        2013       $10.890      $13.678          19
                                                        2014       $13.678      $14.369          19
------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series II
                                                        2005       $12.809      $13.147       9,282
                                                        2006       $13.147      $14.194       8,259
                                                        2007       $14.194      $14.363       8,238
                                                        2008       $14.363       $8.890       4,299
                                                        2009        $8.890      $10.733       4,299
                                                        2010       $10.733      $11.522       3,859
                                                        2011       $11.522      $11.217       3,850
                                                        2012       $11.217      $12.932       3,727
                                                        2013       $12.932      $16.473       3,078
                                                        2014       $16.473      $18.058          57
------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series II
                                                        2005       $12.514      $13.090       4,656
                                                        2006       $13.090      $14.356       3,982
                                                        2007       $14.356      $14.452       3,982
                                                        2008       $14.452      $10.884       3,982
                                                        2009       $10.884      $12.987       3,982
                                                        2010       $12.987      $14.173       5,681
                                                        2011       $14.173      $13.627       8,582
                                                        2012       $13.627      $14.918       8,467
                                                        2013       $14.918      $18.148       5,303
                                                        2014       $18.148      $19.227       2,098
------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series II
                                                        2011       $10.000      $11.191       8,816
                                                        2012       $11.191      $12.363       8,771
                                                        2013       $12.363      $14.722       8,090
                                                        2014       $14.722      $14.411       7,463

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series II
                                                          2005       $14.359      $14.851      10,533
                                                          2006       $14.851      $17.593      11,598
                                                          2007       $17.593      $18.294      11,832
                                                          2008       $18.294      $10.498      11,267
                                                          2009       $10.498      $11.874      10,238
                                                          2010       $11.874      $12.941       8,822
                                                          2011       $12.941      $13.907           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                          2005       $13.689      $14.631      25,043
                                                          2006       $14.631      $16.530      23,686
                                                          2007       $16.530      $16.506      18,625
                                                          2008       $16.506      $10.899      17,211
                                                          2009       $10.899      $13.176      15,190
                                                          2010       $13.176      $14.400      12,800
                                                          2011       $14.400      $13.711       8,326
                                                          2012       $13.711      $15.271       8,274
                                                          2013       $15.271      $19.899       6,387
                                                          2014       $19.899      $21.315       6,323
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series II
                                                          2013       $10.000      $17.043         181
                                                          2014       $17.043      $16.865         187
--------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series II
                                                          2005       $11.987      $11.902       7,542
                                                          2006       $11.902      $12.639       6,543
                                                          2007       $12.639      $12.790       6,326
                                                          2008       $12.790       $9.569       4,724
                                                          2009        $9.569      $13.448       3,327
                                                          2010       $13.448      $14.404       2,616
                                                          2011       $14.404      $14.263       2,378
                                                          2012       $14.263      $16.464       2,370
                                                          2013       $16.464      $16.921           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series II
                                                          2005       $12.471      $12.964       4,121
                                                          2006       $12.964      $14.392       2,203
                                                          2007       $14.392      $14.419       2,185
                                                          2008       $14.419      $10.331         540
                                                          2009       $10.331      $12.569         537
                                                          2010       $12.569      $13.730         527
                                                          2011       $13.730      $14.557           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series II
                                                          2011       $10.000       $7.679       1,144
                                                          2012        $7.679       $8.621       1,134
                                                          2013        $8.621       $9.969           0
                                                          2014        $9.969       $9.720           0
--------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                          2005       $10.730      $11.213           0
                                                          2006       $11.213      $12.123           0
                                                          2007       $12.123      $12.904           0
                                                          2008       $12.904       $8.964           0
                                                          2009        $8.964      $11.339           0
                                                          2010       $11.339      $12.567           0
                                                          2011       $12.567      $11.446           0
                                                          2012       $11.446      $12.333           0
                                                          2013       $12.333      $15.433           0
                                                          2014       $15.433      $15.660           0

                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                          2005       $14.270      $15.446       4,218
                                                                          2006       $15.446      $15.788       4,206
                                                                          2007       $15.788      $18.083       4,220
                                                                          2008       $18.083       $9.364       4,072
                                                                          2009        $9.364      $14.264       4,072
                                                                          2010       $14.264      $17.685       4,072
                                                                          2011       $17.685      $15.615       4,072
                                                                          2012       $15.615      $16.978       4,072
                                                                          2013       $16.978      $22.592       4,072
                                                                          2014       $22.592      $23.700           0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series II
                                                                          2005       $12.900      $13.124      15,174
                                                                          2006       $13.124      $14.730      18,338
                                                                          2007       $14.730      $15.064      15,588
                                                                          2008       $15.064       $9.205      12,007
                                                                          2009        $9.205      $11.303      11,472
                                                                          2010       $11.303      $12.617      11,274
                                                                          2011       $12.617      $12.479      10,795
                                                                          2012       $12.479      $14.041      10,598
                                                                          2013       $14.041      $17.994       8,292
                                                                          2014       $17.994      $19.799       4,680
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                          2005       $13.829      $14.203       7,400
                                                                          2006       $14.203      $15.627       6,351
                                                                          2007       $15.627      $15.427       4,004
                                                                          2008       $15.427       $7.227       2,286
                                                                          2009        $7.227      $10.401       2,023
                                                                          2010       $10.401      $10.835           0
                                                                          2011       $10.835      $10.197           0
                                                                          2012       $10.197      $11.686           0
                                                                          2013       $11.686      $15.170           0
                                                                          2014       $15.170      $15.721           0
------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
                                                                          2006       $10.000      $10.665           0
                                                                          2007       $10.665      $11.869       1,317
                                                                          2008       $11.869       $5.951       1,300
                                                                          2009        $5.951       $7.915       1,164
                                                                          2010        $7.915       $8.474       1,154
                                                                          2011        $8.474       $9.197           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                          2005       $13.362      $14.885       2,882
                                                                          2006       $14.885      $17.405          87
                                                                          2007       $17.405      $20.349          87
                                                                          2008       $20.349      $13.192          87
                                                                          2009       $13.192      $15.270          87
                                                                          2010       $15.270      $15.878          86
                                                                          2011       $15.878      $17.914          86
                                                                          2012       $17.914      $20.667          86
                                                                          2013       $20.667      $23.664          86
                                                                          2014       $23.664      $24.946           0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                              2005       $13.286      $15.884       2,217
                                                              2006       $15.884      $16.656       2,744
                                                              2007       $16.656      $19.367       2,507
                                                              2008       $19.367       $9.621       2,256
                                                              2009        $9.621      $15.844       2,047
                                                              2010       $15.844      $19.405         314
                                                              2011       $19.405      $17.467         314
                                                              2012       $17.467      $18.990         314
                                                              2013       $18.990      $20.085           0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                              2005       $13.782      $14.548       3,757
                                                              2006       $14.548      $18.407       3,535
                                                              2007       $18.407      $20.679       1,743
                                                              2008       $20.679      $11.512       1,800
                                                              2009       $11.512      $14.288         324
                                                              2010       $14.288      $14.887           0
                                                              2011       $14.887      $13.073           0
                                                              2012       $13.073      $15.046           0
                                                              2013       $15.046      $18.644           0
                                                              2014       $18.644      $16.460           0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                              2005       $13.663      $14.168       1,841
                                                              2006       $14.168      $16.334       1,807
                                                              2007       $16.334      $18.563       1,798
                                                              2008       $18.563      $10.133       1,782
                                                              2009       $10.133       $9.648           0
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                              2005       $10.460      $10.504      27,233
                                                              2006       $10.504      $10.779      29,123
                                                              2007       $10.779      $11.100      28,661
                                                              2008       $11.100       $9.827      21,062
                                                              2009        $9.827      $11.707      17,702
                                                              2010       $11.707      $12.431      14,477
                                                              2011       $12.431      $12.681       9,962
                                                              2012       $12.681      $14.059       9,663
                                                              2013       $14.059      $13.806       9,202
                                                              2014       $13.806      $14.444       7,138
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                              2005        $9.786       $9.677      46,747
                                                              2006        $9.677       $9.807      22,019
                                                              2007        $9.807       $9.819      21,492
                                                              2008        $9.819       $8.109      20,130
                                                              2009        $8.109       $8.338      17,348
                                                              2010        $8.338       $8.302      12,482
                                                              2011        $8.302       $8.286       6,056
                                                              2012        $8.286       $8.317       6,033
                                                              2013        $8.317       $8.109       2,718
                                                              2014        $8.109       $7.965       2,701
------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                              2005        $9.652       $9.641       3,661
                                                              2006        $9.641       $9.801      18,115
                                                              2007        $9.801       $9.992       5,039
                                                              2008        $9.992       $9.946      11,716
                                                              2009        $9.946       $9.690      10,603
                                                              2010        $9.690       $9.440       1,223
                                                              2011        $9.440       $9.197       1,176
                                                              2012        $9.197       $8.959       1,209
                                                              2013        $8.959       $8.728       1,296
                                                              2014        $8.728       $8.503         504

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
                                                                      2005       $12.721      $14.611       9,698
                                                                      2006       $14.611      $14.791      11,219
                                                                      2007       $14.791      $17.177      10,970
                                                                      2008       $17.177       $8.742       4,936
                                                                      2009        $8.742      $14.550       3,635
                                                                      2010       $14.550      $18.061       3,852
                                                                      2011       $18.061      $16.368       3,861
                                                                      2012       $16.368      $17.872       3,843
                                                                      2013       $17.872      $26.178       2,880
                                                                      2014       $26.178      $26.889       2,862
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                                      2005       $12.794      $13.469      10,665
                                                                      2006       $13.469      $15.056      13,938
                                                                      2007       $15.056      $15.893      14,434
                                                                      2008       $15.893      $11.734      14,324
                                                                      2009       $11.734      $13.652      13,966
                                                                      2010       $13.652      $14.163      12,523
                                                                      2011       $14.163      $12.675       9,565
                                                                      2012       $12.675      $13.170       9,444
                                                                      2013       $13.170      $13.974           0
--------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio - Advisor Shares
                                                                      2006       $10.000       $9.432           0
                                                                      2007        $9.432      $11.313           0
                                                                      2008       $11.313       $6.187           0
                                                                      2009        $6.187       $8.535           0
                                                                      2010        $8.535      $10.330           0
                                                                      2011       $10.330       $9.304           0
                                                                      2012        $9.304       $9.527           0
                                                                      2013        $9.527       $7.914           0
                                                                      2014        $7.914       $6.274           0
--------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.637           0
                                                                      2007       $10.637      $10.954           0
                                                                      2008       $10.954       $9.105           0
                                                                      2009        $9.105      $11.571           0
                                                                      2010       $11.571      $12.630           0
                                                                      2011       $12.630      $13.069           0
                                                                      2012       $13.069      $14.989           0
                                                                      2013       $14.989      $13.573           0
                                                                      2014       $13.573      $13.407           0
--------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Shares
                                                                      2006       $10.000      $10.056           0
                                                                      2007       $10.056      $10.830           0
                                                                      2008       $10.830       $9.797           0
                                                                      2009        $9.797      $11.287           0
                                                                      2010       $11.287      $11.875           0
                                                                      2011       $11.875      $12.906         939
                                                                      2012       $12.906      $13.658         999
                                                                      2013       $13.658      $12.066           0
                                                                      2014       $12.066      $12.105           0

                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Shares
                                                      2006       $10.000      $10.237           0
                                                      2007       $10.237      $10.834           0
                                                      2008       $10.834      $11.051           0
                                                      2009       $11.051      $12.267       4,524
                                                      2010       $12.267      $12.907       6,291
                                                      2011       $12.907      $13.015       4,384
                                                      2012       $13.015      $13.880       4,359
                                                      2013       $13.880      $13.242       6,297
                                                      2014       $13.242      $13.438       6,259
----------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB
                                                      2009       $10.000       $7.698         109
                                                      2010        $7.698       $8.444         110
                                                      2011        $8.444       $8.384         104
                                                      2012        $8.384       $9.743         100
                                                      2013        $9.743      $12.567          96
                                                      2014       $12.567      $13.792          89
----------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund - Class IB
                                                      2005       $11.850      $12.005       2,548
                                                      2006       $12.005      $13.089       2,544
                                                      2007       $13.089      $12.870       2,539
                                                      2008       $12.870       $7.431         737
                                                      2009        $7.431       $9.094         731
                                                      2010        $9.094       $9.817           0
                                                      2011        $9.817       $9.829           0
                                                      2012        $9.829      $10.773           0
                                                      2013       $10.773      $12.393           0
                                                      2014       $12.393      $13.362           0
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                      2005       $13.215      $13.547           0
                                                      2006       $13.547      $15.297           0
                                                      2007       $15.297      $13.999           0
                                                      2008       $13.999       $8.359           0
                                                      2009        $8.359      $10.570           0
                                                      2010       $10.570      $11.777           0
                                                      2011       $11.777      $10.940           0
                                                      2012       $10.940      $12.695           0
                                                      2013       $12.695      $16.778           0
                                                      2014       $16.778      $18.098           0
----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                      2005       $14.235      $15.559      10,092
                                                      2006       $15.559      $19.359      10,327
                                                      2007       $19.359      $20.432       9,971
                                                      2008       $20.432      $11.155       8,305
                                                      2009       $11.155      $13.542       7,495
                                                      2010       $13.542      $14.515       4,317
                                                      2011       $14.515      $11.745       4,141
                                                      2012       $11.745      $13.947       4,073
                                                      2013       $13.947      $17.400       1,327
                                                      2014       $17.400      $15.800       1,363

                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
                                                     2005       $13.251      $14.045           0
                                                     2006       $14.045      $15.589           0
                                                     2007       $15.589      $14.399           0
                                                     2008       $14.399       $8.478           0
                                                     2009        $8.478      $10.804           0
                                                     2010       $10.804      $11.990           0
                                                     2011       $11.990      $11.685           0
                                                     2012       $11.685      $13.297           0
                                                     2013       $13.297      $17.503           0
                                                     2014       $17.503      $19.421           0
---------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
                                                     2005       $10.000      $10.851         528
                                                     2006       $10.851      $12.264         130
                                                     2007       $12.264      $11.360         142
                                                     2008       $11.360       $6.113         110
                                                     2009        $6.113       $5.748           0
---------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                     2005       $11.917      $12.271       1,737
                                                     2006       $12.271      $12.603       1,733
                                                     2007       $12.603      $12.953       1,776
                                                     2008       $12.953       $7.945           0
                                                     2009        $7.945      $12.684           0
                                                     2010       $12.684      $14.925           0
                                                     2011       $14.925      $11.944           0
                                                     2012       $11.944      $13.289           0
                                                     2013       $13.289      $18.606           0
                                                     2014       $18.606      $19.886           0
---------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II
                                                     2005       $12.030      $13.142       1,248
                                                     2006       $13.142      $14.186       1,494
                                                     2007       $14.186      $14.700         694
                                                     2008       $14.700      $12.174         655
                                                     2009       $12.174      $15.430         638
                                                     2010       $15.430      $16.495         604
                                                     2011       $16.495      $17.175         558
                                                     2012       $17.175      $19.719         521
                                                     2013       $19.719      $17.526         537
                                                     2014       $17.526      $17.566         518
---------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II
                                                     2005       $17.709      $23.078       1,380
                                                     2006       $23.078      $30.838       2,220
                                                     2007       $30.838      $42.188       3,775
                                                     2008       $42.188      $17.775       2,348
                                                     2009       $17.775      $29.456       1,915
                                                     2010       $29.456      $34.131       1,910
                                                     2011       $34.131      $27.185       1,906
                                                     2012       $27.185      $31.733       1,901
                                                     2013       $31.733      $30.570       1,490
                                                     2014       $30.570      $28.422         277

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II
                                                              2005       $13.339      $14.550       7,995
                                                              2006       $14.550      $17.223       8,811
                                                              2007       $17.223      $18.416      11,096
                                                              2008       $18.416      $12.747       8,184
                                                              2009       $12.747      $16.088      10,354
                                                              2010       $16.088      $17.873       9,196
                                                              2011       $17.873      $18.986       8,143
                                                              2012       $18.986      $21.377       7,967
                                                              2013       $21.377      $24.918       4,659
                                                              2014       $24.918      $25.367       1,431
------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class II
                                                              2014       $10.000      $26.574          86
------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class II
                                                              2013       $10.000      $15.127       7,669
                                                              2014       $15.127      $15.029       6,968
------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                              2005       $12.151      $13.670       5,131
                                                              2006       $13.670      $13.824       5,492
                                                              2007       $13.824      $16.381       5,417
                                                              2008       $16.381       $8.082       3,843
                                                              2009        $8.082      $13.002       3,774
                                                              2010       $13.002      $15.529       3,745
                                                              2011       $15.529      $14.668       3,720
                                                              2012       $14.668      $16.295         715
                                                              2013       $16.295      $23.448         672
                                                              2014       $23.448      $24.231         658
------------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II
                                                              2005       $15.384      $17.579      10,793
                                                              2006       $17.579      $18.689      10,759
                                                              2007       $18.689      $22.319      11,169
                                                              2008       $22.319      $11.562      10,551
                                                              2009       $11.562      $17.723      10,423
                                                              2010       $17.723      $22.836       8,994
                                                              2011       $22.836      $20.649       8,966
                                                              2012       $20.649      $21.821       8,891
                                                              2013       $21.821      $29.224       7,545
                                                              2014       $29.224      $28.991       3,579
------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II
                                                              2005       $15.644      $17.203       2,113
                                                              2006       $17.203      $18.742       4,660
                                                              2007       $18.742      $18.795       7,471
                                                              2008       $18.795      $10.904       1,684
                                                              2009       $10.904      $15.577       1,682
                                                              2010       $15.577      $19.203         690
                                                              2011       $19.203      $17.077         376
                                                              2012       $17.077      $19.080         374
                                                              2013       $19.080      $31.844         372
                                                              2014       $31.844      $26.718         371
------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                              2005       $16.797      $19.105       8,525
                                                              2006       $19.105      $25.622       7,469
                                                              2007       $25.622      $20.644       9,257
                                                              2008       $20.644      $12.456       6,778
                                                              2009       $12.456      $15.590       5,036
                                                              2010       $15.590      $19.671       4,970
                                                              2011       $19.671      $20.247       5,330
                                                              2012       $20.247      $22.803       5,300
                                                              2013       $22.803      $22.601       2,779
                                                              2014       $22.601      $28.495       1,277



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

PA195-4

                       [LOGO] Printed on recycled paper

                        THE ALLSTATE VARIABLE ANNUITIES
       (Allstate Variable Annuity, Allstate Variable Annuity - L Share)


             Statement of Additional Information dated May 1, 2015


                        Allstate Life Insurance Company
        Allstate Financial Advisors Separate Account I P. O. Box 758565
                             Topeka, KS 66675-8565
                                1-800-457-7617

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:


..   Allstate Variable Annuity

..   Allstate Variable Annuity - L Share


The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2015 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments.....................   2
The Contracts............................................................   2
   Purchase of Contracts.................................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)..........   2
Calculation of Accumulation Unit Values..................................   2
   Net Investment Factor.................................................   3
Calculation of Variable Income Payments..................................   3
Calculation of Annuity Unit Values.......................................   3
General Matters..........................................................   4
   Incontestability......................................................   4
   Settlements...........................................................   4
   Safekeeping of the Variable Account's Assets..........................   4
   Premium Taxes.........................................................   4
   Tax Reserves..........................................................   4
   Cyber Security Risk...................................................   4
Experts..................................................................   5
Financial Statements.....................................................   5
Appendix A - Accumulation Unit Values.................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of, $10,123,271, $9,530,700 and $9,011,901 for the years 2012,
2013 and 2014 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)


We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.


We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:


    (1)the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

    (2)the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;


(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:


..   multiplying the Annuity Unit Value at the end of the immediately preceding
    Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..   dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract's underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.


EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


..   consolidated financial statements of Allstate Life Insurance Company as of
    December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and related consolidated financial statement schedules, and

..   the statements of net assets of each of the Sub-accounts which comprise
    Allstate Financial Advisors Separate Account I, as of December 31, 2014 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.3

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.472      $13.882       529,907
                             2006        $13.882      $15.999        31,734
                             2007        $15.999      $16.525       482,541
                             2008        $16.525      $ 9.654       453,407
                             2009        $ 9.654      $11.445       435,332
                             2010        $11.445      $12.718       398,151
                             2011        $12.718      $13.289       113,077
                             2012        $13.289      $15.348        83,526
                             2013        $15.348      $20.350        52,294
                             2014        $20.350      $21.909        40,935
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $14.061      $15.463       366,576
                             2006        $15.463      $15.045        40,117
                             2007        $15.045      $16.696       368,868
                             2008        $16.696      $ 9.441       324,670
                             2009        $ 9.441      $12.357       312,806
                             2010        $12.357      $13.974       273,688
                             2011        $13.974      $13.900       246,166
                             2012        $13.900      $15.551       214,645
                             2013        $15.551      $20.486       186,789
                             2014        $20.486      $22.797        37,996
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.886       185,819
                             2006        $11.886      $15.822         5,917
                             2007        $15.822      $16.455       381,158
                             2008        $16.455      $ 7.572       370,703
                             2009        $ 7.572      $10.022       312,497
                             2010        $10.022      $10.298       274,782
                             2011        $10.298      $ 8.173       246,380
                             2012        $ 8.173      $ 9.193       204,290
                             2013        $ 9.193      $11.115       165,431
                             2014        $11.115      $10.242       151,686

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.269      $13.881       192,708
                             2006        $13.881      $13.587         1,381
                             2007        $13.587      $15.206       174,419
                             2008        $15.206      $ 9.014       171,058
                             2009        $ 9.014      $12.175       167,832
                             2010        $12.175      $13.173       164,777
                             2011        $13.173      $12.552       155,571
                             2012        $12.552      $14.358       154,858
                             2013        $14.358      $19.377       153,425
                             2014        $19.377      $21.731        24,396
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.980      $16.787       385,400
                             2006        $16.787      $18.886        48,498
                             2007        $18.886      $18.887       405,072
                             2008        $18.887      $11.954       377,192
                             2009        $11.954      $16.799       341,310
                             2010        $16.799      $20.950       303,226
                             2011        $20.950      $18.859       248,699
                             2012        $18.859      $22.008       216,279
                             2013        $22.008      $29.840       181,913
                             2014        $29.840      $32.025        64,327
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.963        36,846
                             2006        $10.963      $13.338         1,407
                             2007        $13.338      $16.034        92,399
                             2008        $16.034      $ 9.990        87,535
                             2009        $ 9.990      $10.807             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.742         8,131
                             2006        $10.742      $12.808           106
                             2007        $12.808      $12.091        19,050
                             2008        $12.091      $ 7.025        20,073
                             2009        $ 7.025      $ 8.377        26,576
                             2010        $ 8.377      $ 9.194        20,951
                             2011        $ 9.194      $ 8.715        14,219
                             2012        $ 8.715      $ 9.920        13,054
                             2013        $ 9.920      $13.338         6,676
                             2014        $13.338      $14.554         6,254

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.901       289,883
                             2006        $11.901      $13.064        32,364
                             2007        $13.064      $15.095       616,037
                             2008        $15.095      $ 8.522       606,995
                             2009        $ 8.522      $11.372       546,762
                             2010        $11.372      $13.099       511,196
                             2011        $13.099      $12.545       410,157
                             2012        $12.545      $14.353       339,296
                             2013        $14.353      $18.515       248,741
                             2014        $18.515      $20.365       181,564
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.099        80,367
                             2006        $11.099      $12.340           901
                             2007        $12.340      $13.596       130,488
                             2008        $13.596      $ 7.782       136,035
                             2009        $ 7.782      $ 9.737       154,022
                             2010        $ 9.737      $10.987       121,837
                             2011        $10.987      $10.971       403,743
                             2012        $10.971      $12.779       383,923
                             2013        $12.779      $16.774       369,603
                             2014        $16.774      $18.215        50,890
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.484        57,840
                             2006        $10.484      $11.467         8,554
                             2007        $11.467      $11.582       125,074
                             2008        $11.582      $ 8.541       104,911
                             2009        $ 8.541      $12.071        97,722
                             2010        $12.071      $13.517        89,694
                             2011        $13.517      $13.811        77,123
                             2012        $13.811      $15.505        55,365
                             2013        $15.505      $16.145        39,780
                             2014        $16.145      $16.048        34,765

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.120        53,447
                             2006        $12.120      $13.420         8,437
                             2007        $13.420      $15.247       145,029
                             2008        $15.247      $ 9.071       117,210
                             2009        $ 9.071      $12.488        99,006
                             2010        $12.488      $15.817        89,770
                             2011        $15.817      $13.890        77,077
                             2012        $13.890      $15.676        63,232
                             2013        $15.676      $20.981        52,868
                             2014        $20.981      $21.915        39,545
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.221             0
                             2007        $10.221      $10.567       241,766
                             2008        $10.567      $10.697       394,402
                             2009        $10.697      $10.588       205,940
                             2010        $10.588      $10.438       261,070
                             2011        $10.438      $10.284       261,617
                             2012        $10.284      $10.131       244,928
                             2013        $10.131      $ 9.981       145,081
                             2014        $ 9.981      $ 9.833       124,772
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.163        15,590
                             2006        $11.163      $11.569         4,453
                             2007        $11.569      $13.028        47,261
                             2008        $13.028      $ 8.302        47,503
                             2009        $ 8.302      $10.874        39,674
                             2010        $10.874      $12.447        34,914
                             2011        $12.447      $11.673        34,757
                             2012        $11.673      $12.564        25,533
                             2013        $12.564      $17.016        14,563
                             2014        $17.016      $17.786        11,422
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.703      $10.893       127,337
                             2006        $10.893      $11.736        14,993
                             2007        $11.736      $11.874       115,297
                             2008        $11.874      $ 8.963       113,911
                             2009        $ 8.963      $12.599       101,651
                             2010        $12.599      $14.057        86,086
                             2011        $14.057      $14.480        57,776
                             2012        $14.480      $16.483        38,410
                             2013        $16.483      $17.508        28,974
                             2014        $17.508      $17.243        22,153

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.248      $11.259       449,896
                             2006        $11.259      $13.114        49,939
                             2007        $13.114      $13.403       670,626
                             2008        $13.403      $ 9.288       613,523
                             2009        $ 9.288      $12.406       537,837
                             2010        $12.406      $13.770       504,268
                             2011        $13.770      $13.889       443,342
                             2012        $13.889      $15.413       369,895
                             2013        $15.413      $17.300       260,955
                             2014        $17.300      $17.829       197,102
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.389        26,194
                             2006        $11.389      $13.807             0
                             2007        $13.807      $15.212        58,649
                             2008        $15.212      $10.721        77,268
                             2009        $10.721      $13.024        74,138
                             2010        $13.024      $14.364        68,335
                             2011        $14.364      $13.732        46,792
                             2012        $13.732      $15.333        36,710
                             2013        $15.333      $19.276        31,917
                             2014        $19.276      $20.073        19,681
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.959      $11.936       197,734
                             2006        $11.936      $13.920        20,410
                             2007        $13.920      $14.188       315,009
                             2008        $14.188      $ 8.790       314,466
                             2009        $ 8.790      $10.915       274,605
                             2010        $10.915      $11.956       231,607
                             2011        $11.956      $11.655       183,792
                             2012        $11.655      $13.117       146,320
                             2013        $13.117      $16.573       104,739
                             2014        $16.573      $17.489        81,271

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.527      $12.511       389,161
                             2006        $12.511      $14.968        37,902
                             2007        $14.968      $17.023       490,131
                             2008        $17.023      $ 9.998       450,901
                             2009        $ 9.998      $13.497       417,673
                             2010        $13.497      $14.414       367,289
                             2011        $14.414      $12.689       287,488
                             2012        $12.689      $14.779       213,541
                             2013        $14.779      $17.903       175,422
                             2014        $17.903      $15.673       130,662
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.532        61,540
                             2006        $10.532      $12.723         1,271
                             2007        $12.723      $12.565        98,901
                             2008        $12.565      $ 8.204        86,391
                             2009        $ 8.204      $ 9.563       100,753
                             2010        $ 9.563      $10.475        85,236
                             2011        $10.475      $ 9.592        66,961
                             2012        $ 9.592      $11.256        46,525
                             2013        $11.256      $14.773        34,024
                             2014        $14.773      $16.435        25,089
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.386       101,349
                             2006        $11.386      $13.029        14,285
                             2007        $13.029      $13.175        89,272
                             2008        $13.175      $ 8.213        78,455
                             2009        $ 8.213      $10.773        79,125
                             2010        $10.773      $13.266        72,158
                             2011        $13.266      $12.236        59,604
                             2012        $12.236      $14.279        44,157
                             2013        $14.279      $18.693        30,581
                             2014        $18.693      $20.914        19,309
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.352       113,008
                             2006        $11.352      $12.555        10,949
                             2007        $12.555      $10.300       199,227
                             2008        $10.300      $ 6.713       154,083
                             2009        $ 6.713      $ 8.443       142,981
                             2010        $ 8.443      $10.822       112,433
                             2011        $10.822      $10.733        94,342
                             2012        $10.733      $11.929        73,469
                             2013        $11.929      $15.938        76,900
                             2014        $15.938      $16.789        41,240

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.280        78,729
                             2006        $11.280      $12.545           161
                             2007        $12.545      $12.067       142,905
                             2008        $12.067      $ 7.544       135,257
                             2009        $ 7.544      $ 9.003       128,813
                             2010        $ 9.003      $10.008       102,918
                             2011        $10.008      $10.258        83,726
                             2012        $10.258      $11.566        69,742
                             2013        $11.566      $15.668        49,472
                             2014        $15.668      $17.961        40,724
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.451      $13.203       277,341
                             2006        $13.203      $13.348        23,187
                             2007        $13.348      $15.337       283,047
                             2008        $15.337      $ 7.688       270,637
                             2009        $ 7.688      $12.544       257,399
                             2010        $12.544      $14.775       236,432
                             2011        $14.775      $13.626       214,871
                             2012        $13.626      $15.220       198,103
                             2013        $15.220      $20.960       175,415
                             2014        $20.960      $22.335        36,556
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.107      $16.690       380,589
                             2006        $16.690      $19.833        66,344
                             2007        $19.833      $21.049       366,677
                             2008        $21.049      $12.146       343,148
                             2009        $12.146      $16.651       282,740
                             2010        $16.651      $20.042       223,582
                             2011        $20.042      $19.907       162,797
                             2012        $19.907      $22.958       124,954
                             2013        $22.958      $30.290        96,290
                             2014        $30.290      $32.667        78,339
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.833      $13.727       184,087
                             2006        $13.727      $14.342        12,501
                             2007        $14.342      $15.784       179,289
                             2008        $15.784      $ 8.921       156,097
                             2009        $ 8.921      $10.609       151,806
                             2010        $10.609      $12.040       145,534
                             2011        $12.040      $10.898        18,647
                             2012        $10.898      $12.509             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.470      $14.840      1,300,090
                             2006        $14.840      $16.966        212,615
                             2007        $16.966      $16.322      1,247,455
                             2008        $16.322      $10.322      1,084,514
                             2009        $10.322      $13.057        956,800
                             2010        $13.057      $14.882        832,972
                             2011        $14.882      $14.351        640,082
                             2012        $14.351      $16.812        462,986
                             2013        $16.812      $22.467        319,017
                             2014        $22.467      $24.146        248,841
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.790         40,119
                             2007        $10.790      $11.465         37,901
                             2008        $11.465      $ 7.870         35,444
                             2009        $ 7.870      $ 9.922         24,192
                             2010        $ 9.922      $10.678         21,675
                             2011        $10.678      $10.488         17,791
                             2012        $10.488      $11.738         13,746
                             2013        $11.738      $14.909          5,418
                             2014        $14.909      $15.840          4,823
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $13.051      $13.546        463,738
                             2006        $13.546      $14.790         37,482
                             2007        $14.790      $15.136        400,777
                             2008        $15.136      $ 9.474        382,654
                             2009        $ 9.474      $11.567        361,947
                             2010        $11.567      $12.558        300,531
                             2011        $12.558      $12.363        253,338
                             2012        $12.363      $14.415        213,176
                             2013        $14.415      $18.570        183,756
                             2014        $18.570      $20.586         54,078
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.750      $13.488        310,899
                             2006        $13.488      $14.958         35,927
                             2007        $14.958      $15.229        293,551
                             2008        $15.229      $11.600        259,710
                             2009        $11.600      $13.997        241,703
                             2010        $13.997      $15.447        204,662
                             2011        $15.447      $15.020        201,098
                             2012        $15.020      $16.628        134,583
                             2013        $16.628      $20.457         85,272
                             2014        $20.457      $21.919         64,104

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.335       229,616
                             2012        $12.335      $13.781       215,643
                             2013        $13.781      $16.596       195,347
                             2014        $16.596      $16.428        34,638
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.630      $15.302       227,567
                             2006        $15.302      $18.331        36,020
                             2007        $18.331      $19.278       179,375
                             2008        $19.278      $11.188       152,911
                             2009        $11.188      $12.797       136,562
                             2010        $12.797      $14.105       115,065
                             2011        $14.105      $15.213             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.947      $15.075       671,300
                             2006        $15.075      $17.224       705,006
                             2007        $17.224      $17.394       680,160
                             2008        $17.394      $11.615       593,927
                             2009        $11.615      $14.201       547,176
                             2010        $14.201      $15.695       468,879
                             2011        $15.695      $15.112       386,271
                             2012        $15.112      $17.022       282,065
                             2013        $17.022      $22.431       203,105
                             2014        $22.431      $24.299       155,248
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $19.211        28,508
                             2014        $19.211      $19.225        26,499
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.214      $12.264       150,858
                             2006        $12.264      $13.170        23,485
                             2007        $13.170      $13.478       124,315
                             2008        $13.478      $10.198       108,636
                             2009        $10.198      $14.493        89,135
                             2010        $14.493      $15.699        81,892
                             2011        $15.699      $15.721        54,561
                             2012        $15.721      $18.352        37,024
                             2013        $18.352      $18.928             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.707      $13.358        77,747
                             2006        $13.358      $14.996        13,261
                             2007        $14.996      $15.194        66,395
                             2008        $15.194      $11.010        60,437
                             2009        $11.010      $13.546        54,857
                             2010        $13.546      $14.964        55,734
                             2011        $14.964      $15.924             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.184        50,016
                             2012        $ 8.184      $ 9.292        39,446
                             2013        $ 9.292      $10.867        34,796
                             2014        $10.867      $10.715        32,123
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.811      $11.425        93,020
                             2006        $11.425      $12.491        10,973
                             2007        $12.491      $13.446        63,268
                             2008        $13.446      $ 9.447        62,746
                             2009        $ 9.447      $12.084        56,769
                             2010        $12.084      $13.545        47,626
                             2011        $13.545      $12.475        40,354
                             2012        $12.475      $13.594        23,976
                             2013        $13.594      $17.203        11,406
                             2014        $17.203      $17.654         9,545
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.540      $15.915        54,917
                             2006        $15.915      $16.450        11,076
                             2007        $16.450      $19.056        47,528
                             2008        $19.056      $ 9.980        41,039
                             2009        $ 9.980      $15.374        37,570
                             2010        $15.374      $19.275        35,110
                             2011        $19.275      $17.211        29,135
                             2012        $17.211      $18.925        26,239
                             2013        $18.925      $25.468        19,687
                             2014        $25.468      $27.018        16,482
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.143      $13.522       433,567
                             2006        $13.522      $15.348        35,102
                             2007        $15.348      $15.875       407,416
                             2008        $15.875      $ 9.810       373,346
                             2009        $ 9.810      $12.182       346,437
                             2010        $12.182      $13.751       292,956
                             2011        $13.751      $13.755       232,818
                             2012        $13.755      $15.652       174,259
                             2013        $15.652      $20.284       129,030
                             2014        $20.284      $22.570       102,272

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $14.090      $14.634       295,908
                             2006        $14.634      $16.282        25,882
                             2007        $16.282      $16.257       275,658
                             2008        $16.257      $ 7.702       273,811
                             2009        $ 7.702      $11.210       246,373
                             2010        $11.210      $11.810       229,535
                             2011        $11.810      $11.239        87,183
                             2012        $11.239      $13.026        66,154
                             2013        $13.026      $17.101        47,545
                             2014        $17.101      $17.922        40,919
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.746             0
                             2007        $10.746      $12.095        32,890
                             2008        $12.095      $ 6.133        48,892
                             2009        $ 6.133      $ 8.249        58,293
                             2010        $ 8.249      $ 8.931        63,794
                             2011        $ 8.931      $ 9.729             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.614      $15.337        41,903
                             2006        $15.337      $18.135        13,805
                             2007        $18.135      $21.443        29,898
                             2008        $21.443      $14.058        30,057
                             2009        $14.058      $16.457        27,817
                             2010        $16.457      $17.305        25,412
                             2011        $17.305      $19.745        17,936
                             2012        $19.745      $23.036        15,909
                             2013        $23.036      $26.674        13,519
                             2014        $26.674      $28.219             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.537      $16.366        53,631
                             2006        $16.366      $17.355        25,599
                             2007        $17.355      $20.409        54,059
                             2008        $20.409      $10.253        50,021
                             2009        $10.253      $17.076        39,878
                             2010        $17.076      $21.150        36,119
                             2011        $21.150      $19.253        91,114
                             2012        $19.253      $21.168        87,640
                             2013        $21.168      $22.468             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $14.042      $14.990        202,330
                             2006        $14.990      $19.179         12,700
                             2007        $19.179      $21.791        190,381
                             2008        $21.791      $12.269        167,982
                             2009        $12.269      $15.399        164,938
                             2010        $15.399      $16.226        159,148
                             2011        $16.226      $14.409         30,706
                             2012        $14.409      $16.772         24,581
                             2013        $16.772      $21.017         17,115
                             2014        $21.017      $18.764         14,128
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.921      $14.598         25,585
                             2006        $14.598      $17.020          1,494
                             2007        $17.020      $19.562         20,106
                             2008        $19.562      $10.799         14,024
                             2009        $10.799      $10.319              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.658      $10.823      1,101,701
                             2006        $10.823      $11.231         86,533
                             2007        $11.231      $11.697      1,283,976
                             2008        $11.697      $10.473      1,022,830
                             2009        $10.473      $12.617        952,295
                             2010        $12.617      $13.549        811,502
                             2011        $13.549      $13.976        610,478
                             2012        $13.976      $15.671        448,539
                             2013        $15.671      $15.563        369,113
                             2014        $15.563      $16.465        297,395
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.971      $ 9.971        511,246
                             2006        $ 9.971      $10.218         79,784
                             2007        $10.218      $10.347        478,516
                             2008        $10.347      $ 8.642        432,626
                             2009        $ 8.642      $ 8.986        395,688
                             2010        $ 8.986      $ 9.049        317,280
                             2011        $ 9.049      $ 9.133        262,092
                             2012        $ 9.133      $ 9.271        210,359
                             2013        $ 9.271      $ 9.141        166,733
                             2014        $ 9.141      $ 9.081        132,082

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.835      $ 9.934       854,421
                             2006        $ 9.934      $10.213        96,978
                             2007        $10.213      $10.529       811,058
                             2008        $10.529      $10.600       734,057
                             2009        $10.600      $10.444       619,830
                             2010        $10.444      $10.289       595,812
                             2011        $10.289      $10.137       538,780
                             2012        $10.137      $ 9.987       457,209
                             2013        $ 9.987      $ 9.839       308,638
                             2014        $ 9.839      $ 9.693       253,681
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.962      $15.054       412,685
                             2006        $15.054      $15.411        44,769
                             2007        $15.411      $18.101       352,315
                             2008        $18.101      $ 9.317       353,962
                             2009        $ 9.317      $15.681       273,782
                             2010        $15.681      $19.685       202,304
                             2011        $19.685      $18.041       160,215
                             2012        $18.041      $19.921       118,866
                             2013        $19.921      $29.510       177,307
                             2014        $29.510      $30.653        72,796
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $13.036      $13.878       133,165
                             2006        $13.878      $15.688        18,408
                             2007        $15.688      $16.747       162,376
                             2008        $16.747      $12.505       174,371
                             2009        $12.505      $14.713       193,353
                             2010        $14.713      $15.436       165,038
                             2011        $15.436      $13.970       104,428
                             2012        $13.970      $14.680        50,357
                             2013        $14.680      $15.632             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.504           918
                             2007        $ 9.504      $11.528        18,204
                             2008        $11.528      $ 6.376        38,214
                             2009        $ 6.376      $ 8.895        81,908
                             2010        $ 8.895      $10.887       140,599
                             2011        $10.887      $ 9.916        79,842
                             2012        $ 9.916      $10.268        72,615
                             2013        $10.268      $ 8.627        54,341
                             2014        $ 8.627      $ 6.916        48,451

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.717             0
                             2007        $10.717      $11.162        15,610
                             2008        $11.162      $ 9.383        15,555
                             2009        $ 9.383      $12.059        24,865
                             2010        $12.059      $13.311        79,426
                             2011        $13.311      $13.928        44,835
                             2012        $13.928      $16.156        35,514
                             2013        $16.156      $14.794        30,445
                             2014        $14.794      $14.779        13,446
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.132           734
                             2007        $10.132      $11.036        50,167
                             2008        $11.036      $10.096        81,429
                             2009        $10.096      $11.763        88,562
                             2010        $11.763      $12.515        82,636
                             2011        $12.515      $13.755        86,931
                             2012        $13.755      $14.721        87,670
                             2013        $14.721      $13.152        78,228
                             2014        $13.152      $13.343        28,580
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.314         4,935
                             2007        $10.314      $11.040       151,523
                             2008        $11.040      $11.388       244,312
                             2009        $11.388      $12.784       395,682
                             2010        $12.784      $13.603       345,661
                             2011        $13.603      $13.870       241,198
                             2012        $13.870      $14.960       204,416
                             2013        $14.960      $14.434       167,569
                             2014        $14.434      $14.812       124,173
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.113       128,237
                             2010        $ 8.113      $ 9.000       107,496
                             2011        $ 9.000      $ 9.037       112,263
                             2012        $ 9.037      $10.620        93,799
                             2013        $10.620      $13.853        65,769
                             2014        $13.853      $15.375        55,900
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $12.074      $12.370        91,182
                             2006        $12.370      $13.639         4,010
                             2007        $13.639      $13.563        37,076
                             2008        $13.563      $ 7.920        23,956
                             2009        $ 7.920      $ 9.801        22,348
                             2010        $ 9.801      $10.700        22,195
                             2011        $10.700      $10.833        19,174
                             2012        $10.833      $12.009        17,744
                             2013        $12.009      $13.971        13,009
                             2014        $13.971      $15.232        12,831

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.465      $13.958        45,972
                             2006        $13.958      $15.939        10,621
                             2007        $15.939      $14.752        30,175
                             2008        $14.752      $ 8.908        24,003
                             2009        $ 8.908      $11.392        19,894
                             2010        $11.392      $12.836        17,233
                             2011        $12.836      $12.058        12,357
                             2012        $12.058      $14.151        10,729
                             2013        $14.151      $18.914         8,240
                             2014        $18.914      $20.631         7,811
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.504      $16.031       187,971
                             2006        $16.031      $20.171        28,446
                             2007        $20.171      $21.531       183,199
                             2008        $21.531      $11.888       156,898
                             2009        $11.888      $14.595       125,977
                             2010        $14.595      $15.820       104,118
                             2011        $15.820      $12.945       194,772
                             2012        $12.945      $15.547       181,060
                             2013        $15.547      $19.614       156,588
                             2014        $19.614      $18.012        31,795
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.501      $14.472         1,175
                             2006        $14.472      $16.243             0
                             2007        $16.243      $15.173           368
                             2008        $15.173      $ 9.036           307
                             2009        $ 9.036      $11.645           183
                             2010        $11.645      $13.068           138
                             2011        $13.068      $12.879            96
                             2012        $12.879      $14.822             0
                             2013        $14.822      $19.730             0
                             2014        $19.730      $22.140             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.933        80,912
                             2006        $10.933      $12.496         1,885
                             2007        $12.496      $11.707       139,578
                             2008        $11.707      $ 6.370       142,014
                             2009        $ 6.370      $ 5.999             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.143      $12.643       124,071
                             2006        $12.643      $13.132        11,581
                             2007        $13.132      $13.650       132,666
                             2008        $13.650      $ 8.467       120,725
                             2009        $ 8.467      $13.670       108,102
                             2010        $13.670      $16.267        90,449
                             2011        $16.267      $13.165        71,175
                             2012        $13.165      $14.813        51,298
                             2013        $14.813      $20.974        24,073
                             2014        $20.974      $22.670        19,250
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.258      $13.541        84,729
                             2006        $13.541      $14.781        13,492
                             2007        $14.781      $15.491        65,439
                             2008        $15.491      $12.974        55,644
                             2009        $12.974      $16.629        52,234
                             2010        $16.629      $17.977        45,795
                             2011        $17.977      $18.929        30,337
                             2012        $18.929      $21.980        21,590
                             2013        $21.980      $19.757        14,667
                             2014        $19.757      $20.025        12,506
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $18.044      $23.778        75,973
                             2006        $23.778      $32.131        15,590
                             2007        $32.131      $44.456        96,914
                             2008        $44.456      $18.943        85,891
                             2009        $18.943      $31.746        83,569
                             2010        $31.746      $37.199        80,294
                             2011        $37.199      $29.962        73,007
                             2012        $29.962      $35.371        59,682
                             2013        $35.371      $34.460        51,847
                             2014        $34.460      $32.400        31,137

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.591      $14.992       532,149
                             2006        $14.992      $17.946        61,041
                             2007        $17.946      $19.406       503,053
                             2008        $19.406      $13.584       425,939
                             2009        $13.584      $17.338       406,486
                             2010        $17.338      $19.479       345,368
                             2011        $19.479      $20.926       285,154
                             2012        $20.926      $23.828       206,120
                             2013        $23.828      $28.088       138,061
                             2014        $28.088      $28.917       100,087
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $30.292         7,761
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $17.052        33,211
                             2014        $17.052      $17.133        26,500
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.381      $14.085       135,678
                             2006        $14.085      $14.404        10,706
                             2007        $14.404      $17.262       132,502
                             2008        $17.262      $ 8.613        87,538
                             2009        $ 8.613      $14.013        85,326
                             2010        $14.013      $16.925        64,912
                             2011        $16.925      $16.167        56,494
                             2012        $16.167      $18.163        39,113
                             2013        $18.163      $26.432        27,098
                             2014        $26.432      $27.623        24,220
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.674      $18.112       154,711
                             2006        $18.112      $19.473        25,323
                             2007        $19.473      $23.519       161,888
                             2008        $23.519      $12.322       155,031
                             2009        $12.322      $19.101       126,812
                             2010        $19.101      $24.889       103,709
                             2011        $24.889      $22.760        78,990
                             2012        $22.760      $24.323        61,908
                             2013        $24.323      $32.942        41,579
                             2014        $32.942      $33.049        27,394

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.939      $17.725       131,660
                             2006        $17.725      $19.529        26,658
                             2007        $19.529      $19.806       100,572
                             2008        $19.806      $11.621        88,194
                             2009        $11.621      $16.788        81,693
                             2010        $16.788      $20.930        65,004
                             2011        $20.930      $18.822        47,737
                             2012        $18.822      $21.268        34,240
                             2013        $21.268      $35.895        22,366
                             2014        $35.895      $30.458        17,951
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $17.115      $19.685       218,397
                             2006        $19.685      $26.697        28,537
                             2007        $26.697      $21.755       217,440
                             2008        $21.755      $13.275       200,896
                             2009        $13.275      $16.803       170,143
                             2010        $16.803      $21.440       171,244
                             2011        $21.440      $22.317       111,831
                             2012        $22.317      $25.418        94,742
                             2013        $25.418      $25.478        92,145
                             2014        $25.478      $32.484        58,360

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.35

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.461      $13.863         6,566
                             2006        $13.863      $15.969         4,821
                             2007        $15.969      $16.486         4,745
                             2008        $16.486      $ 9.626         5,039
                             2009        $ 9.626      $11.407         4,580
                             2010        $11.407      $12.668         3,554
                             2011        $12.668      $13.231         2,757
                             2012        $13.231      $15.273         2,253
                             2013        $15.273      $20.240           851
                             2014        $20.240      $21.780           465
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $14.049      $15.442        12,139
                             2006        $15.442      $15.017        12,867
                             2007        $15.017      $16.656        12,898
                             2008        $16.656      $ 9.414        11,613
                             2009        $ 9.414      $12.315        12,249
                             2010        $12.315      $13.920        10,010
                             2011        $13.920      $13.839         5,784
                             2012        $13.839      $15.475         4,765
                             2013        $15.475      $20.376         1,063
                             2014        $20.376      $22.663         1,059
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.882         5,805
                             2006        $11.882      $15.808        12,078
                             2007        $15.808      $16.432        11,906
                             2008        $16.432      $ 7.558        11,821
                             2009        $ 7.558      $ 9.999        10,718
                             2010        $ 9.999      $10.268        10,882
                             2011        $10.268      $ 8.145        11,781
                             2012        $ 8.145      $ 9.157         9,116
                             2013        $ 9.157      $11.066         6,100
                             2014        $11.066      $10.191         5,614

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.259      $13.862          314
                             2006        $13.862      $13.562          313
                             2007        $13.562      $15.170          311
                             2008        $15.170      $ 8.988          310
                             2009        $ 8.988      $12.134          308
                             2010        $12.134      $13.121          307
                             2011        $13.121      $12.497          305
                             2012        $12.497      $14.288          304
                             2013        $14.288      $19.273            0
                             2014        $19.273      $21.602            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.966      $16.764        7,684
                             2006        $16.764      $18.851        8,321
                             2007        $18.851      $18.842        5,923
                             2008        $18.842      $11.920        5,879
                             2009        $11.920      $16.743        5,799
                             2010        $16.743      $20.868        5,511
                             2011        $20.868      $18.776        4,331
                             2012        $18.776      $21.900        3,339
                             2013        $21.900      $29.679        2,973
                             2014        $29.679      $31.836        2,102
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.960        3,098
                             2006        $10.960      $13.327        3,086
                             2007        $13.327      $16.013        2,561
                             2008        $16.013      $ 9.971        1,750
                             2009        $ 9.971      $10.783            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.739          899
                             2006        $10.739      $12.797        1,319
                             2007        $12.797      $12.074          749
                             2008        $12.074      $ 7.012          446
                             2009        $ 7.012      $ 8.357          443
                             2010        $ 8.357      $ 9.168          442
                             2011        $ 9.168      $ 8.686          441
                             2012        $ 8.686      $ 9.881          439
                             2013        $ 9.881      $13.279          438
                             2014        $13.279      $14.483          437

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.897        11,312
                             2006        $11.897      $13.053        22,160
                             2007        $13.053      $15.075        20,734
                             2008        $15.075      $ 8.506        20,731
                             2009        $ 8.506      $11.345        20,562
                             2010        $11.345      $13.062        19,709
                             2011        $13.062      $12.503        19,131
                             2012        $12.503      $14.297        12,738
                             2013        $14.297      $18.434         9,311
                             2014        $18.434      $20.265         8,510
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.095         4,258
                             2006        $11.095      $12.329         8,171
                             2007        $12.329      $13.578         8,721
                             2008        $13.578      $ 7.767         8,592
                             2009        $ 7.767      $ 9.714         8,349
                             2010        $ 9.714      $10.956         8,178
                             2011        $10.956      $10.934         7,936
                             2012        $10.934      $12.729         7,021
                             2013        $12.729      $16.701         3,170
                             2014        $16.701      $18.125         2,723
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.481         2,203
                             2006        $10.481      $11.457         4,454
                             2007        $11.457      $11.567         3,883
                             2008        $11.567      $ 8.525         3,510
                             2009        $ 8.525      $12.042         2,556
                             2010        $12.042      $13.478         2,413
                             2011        $13.478      $13.764         1,740
                             2012        $13.764      $15.445         1,304
                             2013        $15.445      $16.074         1,452
                             2014        $16.074      $15.969         1,456
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.116         1,684
                             2006        $12.116      $13.409         4,429
                             2007        $13.409      $15.226         4,199
                             2008        $15.226      $ 9.054         2,468
                             2009        $ 9.054      $12.458         2,263
                             2010        $12.458      $15.771         2,102
                             2011        $15.771      $13.843         1,943
                             2012        $13.843      $15.615         1,806
                             2013        $15.615      $20.889         1,191
                             2014        $20.889      $21.808         1,098

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.217        4,924
                             2007        $10.217      $10.558        5,917
                             2008        $10.558      $10.683        5,699
                             2009        $10.683      $10.568        5,689
                             2010        $10.568      $10.413        5,519
                             2011        $10.413      $10.254        5,426
                             2012        $10.254      $10.097        5,363
                             2013        $10.097      $ 9.942          191
                             2014        $ 9.942      $ 9.790          124
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.159            0
                             2006        $11.159      $11.559        1,294
                             2007        $11.559      $13.010        2,594
                             2008        $13.010      $ 8.286        2,564
                             2009        $ 8.286      $10.848        2,476
                             2010        $10.848      $12.411        2,402
                             2011        $12.411      $11.633          998
                             2012        $11.633      $12.515          965
                             2013        $12.515      $16.941          113
                             2014        $16.941      $17.699           68
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.699      $10.884        7,296
                             2006        $10.884      $11.720        7,233
                             2007        $11.720      $11.852        7,243
                             2008        $11.852      $ 8.941        4,708
                             2009        $ 8.941      $12.563        4,370
                             2010        $12.563      $14.009        4,153
                             2011        $14.009      $14.423        3,428
                             2012        $14.423      $16.410        2,651
                             2013        $16.410      $17.423        2,997
                             2014        $17.423      $17.150        1,909

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.244      $11.249        13,338
                             2006        $11.249      $13.097        16,175
                             2007        $13.097      $13.378        14,161
                             2008        $13.378      $ 9.266        12,071
                             2009        $ 9.266      $12.371        13,702
                             2010        $12.371      $13.724        13,319
                             2011        $13.724      $13.835        11,897
                             2012        $13.835      $15.345         9,834
                             2013        $15.345      $17.215         9,092
                             2014        $17.215      $17.732         6,653
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.386         2,220
                             2006        $11.386      $13.795         2,165
                             2007        $13.795      $15.191         2,126
                             2008        $15.191      $10.701         3,341
                             2009        $10.701      $12.993         3,347
                             2010        $12.993      $14.323         3,343
                             2011        $14.323      $13.685         3,336
                             2012        $13.685      $15.274           482
                             2013        $15.274      $19.192         1,099
                             2014        $19.192      $19.975         1,392
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.955      $11.926        10,304
                             2006        $11.926      $13.901        16,420
                             2007        $13.901      $14.162        16,543
                             2008        $14.162      $ 8.769        15,285
                             2009        $ 8.769      $10.883        15,086
                             2010        $10.883      $11.915        14,890
                             2011        $11.915      $11.610        13,587
                             2012        $11.610      $13.059        10,460
                             2013        $13.059      $16.492         3,837
                             2014        $16.492      $17.394         2,659

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.523      $12.500        14,550
                             2006        $12.500      $14.948        18,325
                             2007        $14.948      $16.991        21,056
                             2008        $16.991      $ 9.974        19,752
                             2009        $ 9.974      $13.458        21,441
                             2010        $13.458      $14.365        18,674
                             2011        $14.365      $12.640        17,643
                             2012        $12.640      $14.714        15,062
                             2013        $14.714      $17.815        11,079
                             2014        $17.815      $15.588         9,504
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.528         2,871
                             2006        $10.528      $12.712         5,852
                             2007        $12.712      $12.548         5,906
                             2008        $12.548      $ 8.189         3,888
                             2009        $ 8.189      $ 9.540         3,426
                             2010        $ 9.540      $10.445         3,420
                             2011        $10.445      $ 9.559         3,034
                             2012        $ 9.559      $11.212         2,433
                             2013        $11.212      $14.708         1,677
                             2014        $14.708      $16.355         2,438
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.382         2,222
                             2006        $11.382      $13.018         4,923
                             2007        $13.018      $13.157         4,770
                             2008        $13.157      $ 8.198         3,503
                             2009        $ 8.198      $10.748         3,276
                             2010        $10.748      $13.228         3,099
                             2011        $13.228      $12.194         2,940
                             2012        $12.194      $14.224         2,789
                             2013        $14.224      $18.611         1,181
                             2014        $18.611      $20.811         1,383

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.348        11,416
                             2006        $11.348      $12.545        12,391
                             2007        $12.545      $10.286        13,124
                             2008        $10.286      $ 6.700        11,789
                             2009        $ 6.700      $ 8.423        11,340
                             2010        $ 8.423      $10.791        10,704
                             2011        $10.791      $10.697         6,345
                             2012        $10.697      $11.883         5,667
                             2013        $11.883      $15.868         1,467
                             2014        $15.868      $16.706         1,140
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.276         2,261
                             2006        $11.276      $12.534         4,585
                             2007        $12.534      $12.050         4,346
                             2008        $12.050      $ 7.530         4,409
                             2009        $ 7.530      $ 8.982         4,343
                             2010        $ 8.982      $ 9.979         4,232
                             2011        $ 9.979      $10.223         3,897
                             2012        $10.223      $11.521         3,013
                             2013        $11.521      $15.599         1,773
                             2014        $15.599      $17.873         1,274
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.441      $13.185         3,550
                             2006        $13.185      $13.324         2,758
                             2007        $13.324      $15.301         2,669
                             2008        $15.301      $ 7.666         2,038
                             2009        $ 7.666      $12.502         1,883
                             2010        $12.502      $14.718         1,024
                             2011        $14.718      $13.566           721
                             2012        $13.566      $15.146           635
                             2013        $15.146      $20.847           558
                             2014        $20.847      $22.203           495

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.094      $16.668         6,038
                             2006        $16.668      $19.796         7,436
                             2007        $19.796      $20.999         7,144
                             2008        $20.999      $12.111         7,434
                             2009        $12.111      $16.595         6,337
                             2010        $16.595      $19.964         5,752
                             2011        $19.964      $19.819         5,429
                             2012        $19.819      $22.846         4,315
                             2013        $22.846      $30.127         2,926
                             2014        $30.127      $32.474         2,298
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.822      $13.708             0
                             2006        $13.708      $14.315             0
                             2007        $14.315      $15.747             0
                             2008        $15.747      $ 8.895             0
                             2009        $ 8.895      $10.573             0
                             2010        $10.573      $11.993             0
                             2011        $11.993      $10.850             0
                             2012        $10.850      $12.452             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.457      $14.820        33,394
                             2006        $14.820      $16.934        37,799
                             2007        $16.934      $16.284        34,655
                             2008        $16.284      $10.293        29,905
                             2009        $10.293      $13.013        29,677
                             2010        $13.013      $14.824        26,540
                             2011        $14.824      $14.288        23,845
                             2012        $14.288      $16.730        20,520
                             2013        $16.730      $22.345        13,082
                             2014        $22.345      $24.004        11,078
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.786         2,674
                             2007        $10.786      $11.456         2,664
                             2008        $11.456      $ 7.859         2,653
                             2009        $ 7.859      $ 9.903         2,635
                             2010        $ 9.903      $10.653         2,319
                             2011        $10.653      $10.458         2,068
                             2012        $10.458      $11.698           449
                             2013        $11.698      $14.851             0
                             2014        $14.851      $15.770             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $13.040      $13.527        10,263
                             2006        $13.527      $14.762         9,302
                             2007        $14.762      $15.100         9,135
                             2008        $15.100      $ 9.447         8,758
                             2009        $ 9.447      $11.528         7,746
                             2010        $11.528      $12.509         3,308
                             2011        $12.509      $12.309         2,220
                             2012        $12.309      $14.345         2,020
                             2013        $14.345      $18.469         1,830
                             2014        $18.469      $20.465             0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.739      $13.469         5,958
                             2006        $13.469      $14.930         6,288
                             2007        $14.930      $15.193         5,005
                             2008        $15.193      $11.566         5,610
                             2009        $11.566      $13.949         5,886
                             2010        $13.949      $15.387         5,820
                             2011        $15.387      $14.954         5,758
                             2012        $14.954      $16.547         3,551
                             2013        $16.547      $20.346             0
                             2014        $20.346      $21.789             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.281         2,181
                             2012        $12.281      $13.713         1,780
                             2013        $13.713      $16.506         1,331
                             2014        $16.506      $16.331         1,368
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.618      $15.281         3,343
                             2006        $15.281      $18.297         3,336
                             2007        $18.297      $19.233         3,202
                             2008        $19.233      $11.156         3,143
                             2009        $11.156      $12.754         2,695
                             2010        $12.754      $14.050         2,337
                             2011        $14.050      $15.151             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.935      $15.055        10,705
                             2006        $15.055      $17.192        19,067
                             2007        $17.192      $17.353        18,502
                             2008        $17.353      $11.582        14,445
                             2009        $11.582      $14.153        16,560
                             2010        $14.153      $15.634        14,504
                             2011        $15.634      $15.046        12,922
                             2012        $15.046      $16.939        10,458
                             2013        $16.939      $22.310         8,301
                             2014        $22.310      $24.155         7,584
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $19.108         1,431
                             2014        $19.108      $19.112         1,085
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.203      $12.247         3,086
                             2006        $12.247      $13.145         3,212
                             2007        $13.145      $13.447         3,133
                             2008        $13.447      $10.168         2,842
                             2009        $10.168      $14.444         2,650
                             2010        $14.444      $15.638         2,622
                             2011        $15.638      $15.652         1,481
                             2012        $15.652      $18.262         1,399
                             2013        $18.262      $18.832             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.696      $13.339           158
                             2006        $13.339      $14.968           157
                             2007        $14.968      $15.158           156
                             2008        $15.158      $10.978           156
                             2009        $10.978      $13.501           154
                             2010        $13.501      $14.906           153
                             2011        $14.906      $15.859             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.161         3,129
                             2012        $ 8.161      $ 9.261         3,043
                             2013        $ 9.261      $10.825         2,336
                             2014        $10.825      $10.668         2,273

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.808      $11.415         1,590
                             2006        $11.415      $12.474         1,594
                             2007        $12.474      $13.421         1,566
                             2008        $13.421      $ 9.424         1,531
                             2009        $ 9.424      $12.050         1,556
                             2010        $12.050      $13.499         1,086
                             2011        $13.499      $12.427           658
                             2012        $12.427      $13.534           651
                             2013        $13.534      $17.119           607
                             2014        $17.119      $17.558           597
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.527      $15.894         2,808
                             2006        $15.894      $16.420         2,177
                             2007        $16.420      $19.011         2,165
                             2008        $19.011      $ 9.951         2,146
                             2009        $ 9.951      $15.322         2,129
                             2010        $15.322      $19.200             0
                             2011        $19.200      $17.136             0
                             2012        $17.136      $18.833             0
                             2013        $18.833      $25.330             0
                             2014        $25.330      $26.858             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.132      $13.504        16,955
                             2006        $13.504      $15.320        21,596
                             2007        $15.320      $15.837        21,112
                             2008        $15.837      $ 9.782        19,675
                             2009        $ 9.782      $12.141        18,517
                             2010        $12.141      $13.698        14,785
                             2011        $13.698      $13.694        13,984
                             2012        $13.694      $15.575         9,325
                             2013        $15.575      $20.174         8,307
                             2014        $20.174      $22.437         6,668
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $14.078      $14.614         3,731
                             2006        $14.614      $16.252         3,570
                             2007        $16.252      $16.219         3,541
                             2008        $16.219      $ 7.680         4,353
                             2009        $ 7.680      $11.172         3,298
                             2010        $11.172      $11.764         3,040
                             2011        $11.764      $11.190         1,948
                             2012        $11.190      $12.962         1,341
                             2013        $12.962      $17.009         1,096
                             2014        $17.009      $17.817           631

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.742        1,067
                             2007        $10.742      $12.084        3,155
                             2008        $12.084      $ 6.125        3,345
                             2009        $ 6.125      $ 8.234        3,218
                             2010        $ 8.234      $ 8.910        3,168
                             2011        $ 8.910      $ 9.704            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.603      $15.316        1,388
                             2006        $15.316      $18.101        1,305
                             2007        $18.101      $21.392        1,232
                             2008        $21.392      $14.018        1,140
                             2009        $14.018      $16.401        1,026
                             2010        $16.401      $17.238          584
                             2011        $17.238      $19.658          504
                             2012        $19.658      $22.923          430
                             2013        $22.923      $26.530          370
                             2014        $26.530      $28.063            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.525      $16.344            0
                             2006        $16.344      $17.323            0
                             2007        $17.323      $20.361            0
                             2008        $20.361      $10.224            0
                             2009        $10.224      $17.018            0
                             2010        $17.018      $21.067            0
                             2011        $21.067      $19.168            0
                             2012        $19.168      $21.064            0
                             2013        $21.064      $22.354            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $14.031      $14.970        3,012
                             2006        $14.970      $19.144          321
                             2007        $19.144      $21.740          321
                             2008        $21.740      $12.234          321
                             2009        $12.234      $15.347          320
                             2010        $15.347      $16.163          320
                             2011        $16.163      $14.346           47
                             2012        $14.346      $16.690           46
                             2013        $16.690      $20.903           46
                             2014        $20.903      $18.653           46

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.910      $14.578           295
                             2006        $14.578      $16.988           280
                             2007        $16.988      $19.516           254
                             2008        $19.516      $10.768           314
                             2009        $10.768      $10.288             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.649      $10.808        40,696
                             2006        $10.808      $11.210        51,209
                             2007        $11.210      $11.669        49,888
                             2008        $11.669      $10.443        41,253
                             2009        $10.443      $12.574        37,518
                             2010        $12.574      $13.496        36,670
                             2011        $13.496      $13.915        31,786
                             2012        $13.915      $15.594        22,682
                             2013        $15.594      $15.479        14,704
                             2014        $15.479      $16.368        12,248
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.962      $ 9.958         7,100
                             2006        $ 9.958      $10.199         6,279
                             2007        $10.199      $10.323         7,430
                             2008        $10.323      $ 8.617         6,960
                             2009        $ 8.617      $ 8.956         7,120
                             2010        $ 8.956      $ 9.014         7,300
                             2011        $ 9.014      $ 9.093         7,117
                             2012        $ 9.093      $ 9.225         7,356
                             2013        $ 9.225      $ 9.092         2,089
                             2014        $ 9.092      $ 9.027         2,110
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.827      $ 9.921        25,543
                             2006        $ 9.921      $10.194        31,284
                             2007        $10.194      $10.504        30,361
                             2008        $10.504      $10.570        47,661
                             2009        $10.570      $10.408        29,702
                             2010        $10.408      $10.249        42,666
                             2011        $10.249      $10.093        28,080
                             2012        $10.093      $ 9.938        25,330
                             2013        $ 9.938      $ 9.786        21,875
                             2014        $ 9.786      $ 9.636        17,927

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.951      $15.034        10,326
                             2006        $15.034      $15.383        13,148
                             2007        $15.383      $18.058        12,272
                             2008        $18.058      $ 9.290        12,187
                             2009        $ 9.290      $15.628        10,319
                             2010        $15.628      $19.608         8,317
                             2011        $19.608      $17.962         7,125
                             2012        $17.962      $19.824         5,690
                             2013        $19.824      $29.350         4,091
                             2014        $29.350      $30.472         2,711
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $13.025      $13.859         2,512
                             2006        $13.859      $15.659         1,958
                             2007        $15.659      $16.708         2,581
                             2008        $16.708      $12.469           608
                             2009        $12.469      $14.664           569
                             2010        $14.664      $15.376           537
                             2011        $15.376      $13.909           507
                             2012        $13.909      $14.609           479
                             2013        $14.609      $15.553             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.501           985
                             2007        $ 9.501      $11.518           943
                             2008        $11.518      $ 6.367         4,664
                             2009        $ 6.367      $ 8.878         4,150
                             2010        $ 8.878      $10.861         3,833
                             2011        $10.861      $ 9.888         3,998
                             2012        $ 9.888      $10.234         4,149
                             2013        $10.234      $ 8.593         4,356
                             2014        $ 8.593      $ 6.886         5,204
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.714           295
                             2007        $10.714      $11.152           293
                             2008        $11.152      $ 9.370         1,545
                             2009        $ 9.370      $12.036         1,515
                             2010        $12.036      $13.279         1,511
                             2011        $13.279      $13.888         1,444
                             2012        $13.888      $16.101         1,380
                             2013        $16.101      $14.737         1,222
                             2014        $14.737      $14.714         1,193

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.129            0
                             2007        $10.129      $11.026            0
                             2008        $11.026      $10.082          500
                             2009        $10.082      $11.741        2,964
                             2010        $11.741      $12.486        2,925
                             2011        $12.486      $13.716        2,854
                             2012        $13.716      $14.671        8,876
                             2013        $14.671      $13.101        2,153
                             2014        $13.101      $13.284        2,146
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.311        3,641
                             2007        $10.311      $11.030        3,554
                             2008        $11.030      $11.372        4,532
                             2009        $11.372      $12.760        7,145
                             2010        $12.760      $13.570        6,971
                             2011        $13.570      $13.831        6,713
                             2012        $13.831      $14.910        4,816
                             2013        $14.910      $14.378        4,436
                             2014        $14.378      $14.747        4,240
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.094        4,367
                             2010        $ 8.094      $ 8.974        4,206
                             2011        $ 8.974      $ 9.006        3,948
                             2012        $ 9.006      $10.579        2,795
                             2013        $10.579      $13.792        1,447
                             2014        $13.792      $15.299        1,108
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $12.063      $12.353            0
                             2006        $12.353      $13.613          402
                             2007        $13.613      $13.530          371
                             2008        $13.530      $ 7.897          335
                             2009        $ 7.897      $ 9.768          293
                             2010        $ 9.768      $10.659          257
                             2011        $10.659      $10.785          225
                             2012        $10.785      $11.950          194
                             2013        $11.950      $13.895          167
                             2014        $13.895      $15.142          143

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.453      $13.939          478
                             2006        $13.939      $15.909          476
                             2007        $15.909      $14.717          474
                             2008        $14.717      $ 8.883          471
                             2009        $ 8.883      $11.353          468
                             2010        $11.353      $12.786          466
                             2011        $12.786      $12.005          464
                             2012        $12.005      $14.081          461
                             2013        $14.081      $18.811            0
                             2014        $18.811      $20.510            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.492      $16.010        5,814
                             2006        $16.010      $20.134        5,545
                             2007        $20.134      $21.480        6,350
                             2008        $21.480      $11.854        6,149
                             2009        $11.854      $14.546        5,610
                             2010        $14.546      $15.758        4,485
                             2011        $15.758      $12.888        3,354
                             2012        $12.888      $15.471        3,107
                             2013        $15.471      $19.508        2,683
                             2014        $19.508      $17.906        2,805
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.490      $14.452            0
                             2006        $14.452      $16.213            0
                             2007        $16.213      $15.137            0
                             2008        $15.137      $ 9.010            0
                             2009        $ 9.010      $11.605            0
                             2010        $11.605      $13.017            0
                             2011        $13.017      $12.823            0
                             2012        $12.823      $14.749            0
                             2013        $14.749      $19.623            0
                             2014        $19.623      $22.009            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.929        4,054
                             2006        $10.929      $12.485        5,647
                             2007        $12.485      $11.691        4,054
                             2008        $11.691      $ 6.359        4,867
                             2009        $ 6.359      $ 5.987            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.132      $12.626        1,585
                             2006        $12.626      $13.108        1,622
                             2007        $13.108      $13.617        1,608
                             2008        $13.617      $ 8.442        1,563
                             2009        $ 8.442      $13.624        1,341
                             2010        $13.624      $16.204        1,105
                             2011        $16.204      $13.107          353
                             2012        $13.107      $14.741          353
                             2013        $14.741      $20.860          306
                             2014        $20.860      $22.536            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.247      $13.523        2,379
                             2006        $13.523      $14.754        2,440
                             2007        $14.754      $15.454        2,318
                             2008        $15.454      $12.937        1,622
                             2009        $12.937      $16.573        1,605
                             2010        $16.573      $17.908        1,616
                             2011        $17.908      $18.846        1,558
                             2012        $18.846      $21.872        1,508
                             2013        $21.872      $19.650        1,305
                             2014        $19.650      $19.906          883

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $18.029      $23.746         1,794
                             2006        $23.746      $32.072         2,031
                             2007        $32.072      $44.351         1,892
                             2008        $44.351      $18.889         1,381
                             2009        $18.889      $31.639         1,293
                             2010        $31.639      $37.054         1,245
                             2011        $37.054      $29.831         4,323
                             2012        $29.831      $35.198         1,172
                             2013        $35.198      $34.274           937
                             2014        $34.274      $32.209           935
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.579      $14.972        11,038
                             2006        $14.972      $17.913        16,604
                             2007        $17.913      $19.360        15,286
                             2008        $19.360      $13.545        11,250
                             2009        $13.545      $17.280        10,661
                             2010        $17.280      $19.404         9,193
                             2011        $19.404      $20.834         5,253
                             2012        $20.834      $23.711         4,179
                             2013        $23.711      $27.936         3,440
                             2014        $27.936      $28.746         2,969
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $30.114             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.960           145
                             2014        $16.960      $17.032           124
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.370      $14.066             0
                             2006        $14.066      $14.378             0
                             2007        $14.378      $17.222         1,565
                             2008        $17.222      $ 8.589         1,565
                             2009        $ 8.589      $13.965         1,565
                             2010        $13.965      $16.859         1,565
                             2011        $16.859      $16.096         1,565
                             2012        $16.096      $18.074         1,565
                             2013        $18.074      $26.289         1,565
                             2014        $26.289      $27.460         1,565

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.661      $18.088        5,613
                             2006        $18.088      $19.437        5,352
                             2007        $19.437      $23.464        5,167
                             2008        $23.464      $12.286        5,137
                             2009        $12.286      $19.037        4,829
                             2010        $19.037      $24.792        4,449
                             2011        $24.792      $22.660        3,716
                             2012        $22.660      $24.204        2,327
                             2013        $24.204      $32.764        1,959
                             2014        $32.764      $32.854          991
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.926      $17.701        1,190
                             2006        $17.701      $19.492          718
                             2007        $19.492      $19.759          667
                             2008        $19.759      $11.588          662
                             2009        $11.588      $16.731          658
                             2010        $16.731      $20.849          654
                             2011        $20.849      $18.739          411
                             2012        $18.739      $21.163          408
                             2013        $21.163      $35.701          643
                             2014        $35.701      $30.278          692
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $17.100      $19.658        8,991
                             2006        $19.658      $26.647        8,325
                             2007        $26.647      $21.703        8,771
                             2008        $21.703      $13.236        6,641
                             2009        $13.236      $16.746        5,851
                             2010        $16.746      $21.357        5,269
                             2011        $21.357      $22.219        3,980
                             2012        $22.219      $25.294        3,638
                             2013        $25.294      $25.340        2,571
                             2014        $25.340      $32.292        2,034

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.4

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.450      $13.845        68,812
                             2006        $13.845      $15.939        64,482
                             2007        $15.939      $16.447        58,439
                             2008        $16.447      $ 9.598        57,173
                             2009        $ 9.598      $11.368        54,643
                             2010        $11.368      $12.619        50,994
                             2011        $12.619      $13.173        37,549
                             2012        $13.173      $15.198        32,441
                             2013        $15.198      $20.131        25,429
                             2014        $20.131      $21.651        18,139
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $14.037      $15.422        51,652
                             2006        $15.422      $14.989        50,929
                             2007        $14.989      $16.617        49,119
                             2008        $16.617      $ 9.387        45,332
                             2009        $ 9.387      $12.273        40,381
                             2010        $12.273      $13.866        37,014
                             2011        $13.866      $13.778        34,540
                             2012        $13.778      $15.399        29,079
                             2013        $15.399      $20.266        20,490
                             2014        $20.266      $22.529        18,150
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.878        38,962
                             2006        $11.878      $15.795        67,046
                             2007        $15.795      $16.410        63,033
                             2008        $16.410      $ 7.544        69,636
                             2009        $ 7.544      $ 9.975        63,632
                             2010        $ 9.975      $10.238        59,153
                             2011        $10.238      $ 8.117        58,001
                             2012        $ 8.117      $ 9.122        51,140
                             2013        $ 9.122      $11.017        38,896
                             2014        $11.017      $10.141        33,640

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.249      $13.844        11,326
                             2006        $13.844      $13.537        10,334
                             2007        $13.537      $15.134         8,831
                             2008        $15.134      $ 8.962         8,540
                             2009        $ 8.962      $12.093         8,570
                             2010        $12.093      $13.070         7,365
                             2011        $13.070      $12.442         6,431
                             2012        $12.442      $14.218         4,855
                             2013        $14.218      $19.169         2,492
                             2014        $19.169      $21.475         1,577
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.953      $16.741        63,333
                             2006        $16.741      $18.816        54,974
                             2007        $18.816      $18.798        51,084
                             2008        $18.798      $11.886        49,969
                             2009        $11.886      $16.686        36,628
                             2010        $16.686      $20.787        33,506
                             2011        $20.787      $18.693        30,766
                             2012        $18.693      $21.793        24,337
                             2013        $21.793      $29.518        19,231
                             2014        $29.518      $31.648        16,247
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.956         4,197
                             2006        $10.956      $13.316         6,642
                             2007        $13.316      $15.991         7,302
                             2008        $15.991      $ 9.953         5,627
                             2009        $ 9.953      $10.759             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.735         3,952
                             2006        $10.735      $12.786        11,756
                             2007        $12.786      $12.058        13,421
                             2008        $12.058      $ 6.999        13,741
                             2009        $ 6.999      $ 8.337         6,934
                             2010        $ 8.337      $ 9.141         6,774
                             2011        $ 9.141      $ 8.657         4,564
                             2012        $ 8.657      $ 9.843         4,335
                             2013        $ 9.843      $13.221         3,460
                             2014        $13.221      $14.412         1,989

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.893        38,224
                             2006        $11.893      $13.042        70,793
                             2007        $13.042      $15.054        69,975
                             2008        $15.054      $ 8.490        66,546
                             2009        $ 8.490      $11.318        63,334
                             2010        $11.318      $13.024        62,308
                             2011        $13.024      $12.460        53,819
                             2012        $12.460      $14.241        44,395
                             2013        $14.241      $18.353        36,997
                             2014        $18.353      $20.166        33,679
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.092        13,843
                             2006        $11.092      $12.319        28,599
                             2007        $12.319      $13.560        26,911
                             2008        $13.560      $ 7.753        25,252
                             2009        $ 7.753      $ 9.691        23,797
                             2010        $ 9.691      $10.924        21,483
                             2011        $10.924      $10.897        18,872
                             2012        $10.897      $12.680        16,673
                             2013        $12.680      $16.627        12,499
                             2014        $16.627      $18.036         8,969
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.477        29,391
                             2006        $10.477      $11.448        41,458
                             2007        $11.448      $11.551        40,514
                             2008        $11.551      $ 8.509        35,932
                             2009        $ 8.509      $12.014        33,459
                             2010        $12.014      $13.439        29,173
                             2011        $13.439      $13.718        21,233
                             2012        $13.718      $15.385        17,892
                             2013        $15.385      $16.003        16,460
                             2014        $16.003      $15.891        15,564
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.111        10,754
                             2006        $12.111      $13.398        21,373
                             2007        $13.398      $15.206        23,765
                             2008        $15.206      $ 9.037        24,492
                             2009        $ 9.037      $12.429        21,447
                             2010        $12.429      $15.726        19,349
                             2011        $15.726      $13.797        18,387
                             2012        $13.797      $15.554        13,667
                             2013        $15.554      $20.797        11,268
                             2014        $20.797      $21.701         8,018

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.214         2,540
                             2007        $10.214      $10.549        44,391
                             2008        $10.549      $10.668        69,180
                             2009        $10.668      $10.548        65,722
                             2010        $10.548      $10.388        65,083
                             2011        $10.388      $10.225        62,819
                             2012        $10.225      $10.063        62,269
                             2013        $10.063      $ 9.904        30,699
                             2014        $ 9.904      $ 9.747        17,833
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.155             0
                             2006        $11.155      $11.550         3,847
                             2007        $11.550      $12.993         3,351
                             2008        $12.993      $ 8.271         4,424
                             2009        $ 8.271      $10.823         5,634
                             2010        $10.823      $12.375         4,844
                             2011        $12.375      $11.594         2,590
                             2012        $11.594      $12.466         2,376
                             2013        $12.466      $16.867         1,706
                             2014        $16.867      $17.612         1,218
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.695      $10.875        32,517
                             2006        $10.875      $11.704        28,236
                             2007        $11.704      $11.830        20,706
                             2008        $11.830      $ 8.920        18,610
                             2009        $ 8.920      $12.527        22,601
                             2010        $12.527      $13.962        20,861
                             2011        $13.962      $14.367        18,560
                             2012        $14.367      $16.338        16,108
                             2013        $16.338      $17.337        15,673
                             2014        $17.337      $17.057        10,948

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.240      $11.240        53,430
                             2006        $11.240      $13.079        62,257
                             2007        $13.079      $13.354        72,827
                             2008        $13.354      $ 9.244        75,789
                             2009        $ 9.244      $12.335        70,114
                             2010        $12.335      $13.677        62,294
                             2011        $13.677      $13.781        49,041
                             2012        $13.781      $15.278        44,991
                             2013        $15.278      $17.131        40,342
                             2014        $17.131      $17.637        38,929
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.382           996
                             2006        $11.382      $13.784        10,307
                             2007        $13.784      $15.171        14,204
                             2008        $15.171      $10.681        15,035
                             2009        $10.681      $12.962        20,550
                             2010        $12.962      $14.281        18,235
                             2011        $14.281      $13.639        10,939
                             2012        $13.639      $15.214         9,889
                             2013        $15.214      $19.107         9,174
                             2014        $19.107      $19.877         8,554
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.952      $11.916        33,181
                             2006        $11.916      $13.882        41,820
                             2007        $13.882      $14.136        46,078
                             2008        $14.136      $ 8.749        46,084
                             2009        $ 8.749      $10.852        40,783
                             2010        $10.852      $11.875        37,351
                             2011        $11.875      $11.565        34,071
                             2012        $11.565      $13.002        27,100
                             2013        $13.002      $16.411        22,419
                             2014        $16.411      $17.300        20,361

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.519      $12.490        84,580
                             2006        $12.490      $14.927        96,755
                             2007        $14.927      $16.959        83,944
                             2008        $16.959      $ 9.950        79,077
                             2009        $ 9.950      $13.420        64,268
                             2010        $13.420      $14.317        59,187
                             2011        $14.317      $12.591        58,472
                             2012        $12.591      $14.649        50,585
                             2013        $14.649      $17.728        40,431
                             2014        $17.728      $15.504        34,596
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.524        15,273
                             2006        $10.524      $12.702        17,191
                             2007        $12.702      $12.531        18,422
                             2008        $12.531      $ 8.174        17,833
                             2009        $ 8.174      $ 9.517        15,857
                             2010        $ 9.517      $10.415        13,110
                             2011        $10.415      $ 9.527         9,925
                             2012        $ 9.527      $11.168         8,278
                             2013        $11.168      $14.643         5,223
                             2014        $14.643      $16.275         3,268
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.378        19,444
                             2006        $11.378      $13.007        16,274
                             2007        $13.007      $13.139         9,802
                             2008        $13.139      $ 8.183         7,691
                             2009        $ 8.183      $10.722         7,463
                             2010        $10.722      $13.190         7,233
                             2011        $13.190      $12.153         6,991
                             2012        $12.153      $14.168         5,455
                             2013        $14.168      $18.529         4,498
                             2014        $18.529      $20.709         4,455

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.344        22,014
                             2006        $11.344      $12.534        35,672
                             2007        $12.534      $10.272        37,918
                             2008        $10.272      $ 6.688        33,805
                             2009        $ 6.688      $ 8.403        27,019
                             2010        $ 8.403      $10.760        20,006
                             2011        $10.760      $10.661        18,175
                             2012        $10.661      $11.837        14,360
                             2013        $11.837      $15.798        10,786
                             2014        $15.798      $16.624         6,932
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.272        24,289
                             2006        $11.272      $12.524        30,544
                             2007        $12.524      $12.034        29,713
                             2008        $12.034      $ 7.516        28,725
                             2009        $ 7.516      $ 8.960        27,207
                             2010        $ 8.960      $ 9.950        22,553
                             2011        $ 9.950      $10.189        19,865
                             2012        $10.189      $11.476        15,765
                             2013        $11.476      $15.531        11,387
                             2014        $15.531      $17.785         8,282
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.430      $13.168        27,430
                             2006        $13.168      $13.299        34,770
                             2007        $13.299      $15.264        34,286
                             2008        $15.264      $ 7.644        31,954
                             2009        $ 7.644      $12.460        28,877
                             2010        $12.460      $14.661        26,109
                             2011        $14.661      $13.506        20,813
                             2012        $13.506      $15.072        22,226
                             2013        $15.072      $20.735        19,398
                             2014        $20.735      $22.072        15,283

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.081      $16.645        81,527
                             2006        $16.645      $19.760        71,934
                             2007        $19.760      $20.949        63,650
                             2008        $20.949      $12.077        63,759
                             2009        $12.077      $16.539        52,371
                             2010        $16.539      $19.886        42,971
                             2011        $19.886      $19.732        37,002
                             2012        $19.732      $22.734        26,559
                             2013        $22.734      $29.964        21,107
                             2014        $29.964      $32.282        16,634
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.811      $13.689        15,126
                             2006        $13.689      $14.289        11,598
                             2007        $14.289      $15.710         5,429
                             2008        $15.710      $ 8.870         5,391
                             2009        $ 8.870      $10.537         5,312
                             2010        $10.537      $11.946         4,817
                             2011        $11.946      $10.803         3,882
                             2012        $10.803      $12.395             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.445      $14.800       302,756
                             2006        $14.800      $16.903       276,776
                             2007        $16.903      $16.245       243,296
                             2008        $16.245      $10.263       216,585
                             2009        $10.263      $12.969       197,247
                             2010        $12.969      $14.766       178,686
                             2011        $14.766      $14.226       156,191
                             2012        $14.226      $16.648       127,141
                             2013        $16.648      $22.225        97,693
                             2014        $22.225      $23.862        78,370
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.782         7,515
                             2007        $10.782      $11.446         5,485
                             2008        $11.446      $ 7.848         5,439
                             2009        $ 7.848      $ 9.885         4,980
                             2010        $ 9.885      $10.627         5,000
                             2011        $10.627      $10.428         4,988
                             2012        $10.428      $11.659         4,892
                             2013        $11.659      $14.794         4,191
                             2014        $14.794      $15.701         3,744

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $13.029      $13.509        81,700
                             2006        $13.509      $14.735        80,933
                             2007        $14.735      $15.065        67,096
                             2008        $15.065      $ 9.420        55,074
                             2009        $ 9.420      $11.489        50,186
                             2010        $11.489      $12.460        44,706
                             2011        $12.460      $12.255        41,706
                             2012        $12.255      $14.275        40,021
                             2013        $14.275      $18.370        32,463
                             2014        $18.370      $20.344        18,308
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.728      $13.451        89,838
                             2006        $13.451      $14.903        81,404
                             2007        $14.903      $15.157        77,407
                             2008        $15.157      $11.533        66,451
                             2009        $11.533      $13.902        59,675
                             2010        $13.902      $15.327        53,031
                             2011        $15.327      $14.888        52,987
                             2012        $14.888      $16.466        41,700
                             2013        $16.466      $20.236        28,774
                             2014        $20.236      $21.661        24,933
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.227        33,503
                             2012        $12.227      $13.646        30,815
                             2013        $13.646      $16.417        21,356
                             2014        $16.417      $16.234        19,720
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.605      $15.261        64,319
                             2006        $15.261      $18.263        47,312
                             2007        $18.263      $19.187        47,105
                             2008        $19.187      $11.124        45,371
                             2009        $11.124      $12.711        40,943
                             2010        $12.711      $13.996        38,538
                             2011        $13.996      $15.090             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.924      $15.035       131,187
                             2006        $15.035      $17.160       140,011
                             2007        $17.160      $17.312       126,353
                             2008        $17.312      $11.549       118,325
                             2009        $11.549      $14.105       102,265
                             2010        $14.105      $15.573        92,555
                             2011        $15.573      $14.979        77,973
                             2012        $14.979      $16.856        60,105
                             2013        $16.856      $22.189        48,564
                             2014        $22.189      $24.012        36,331
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $19.004         5,910
                             2014        $19.004      $18.999         4,861
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.193      $12.230        30,329
                             2006        $12.230      $13.121        28,564
                             2007        $13.121      $13.415        20,647
                             2008        $13.415      $10.139        17,956
                             2009        $10.139      $14.395        14,637
                             2010        $14.395      $15.577        13,123
                             2011        $15.577      $15.583         6,962
                             2012        $15.583      $18.172         6,517
                             2013        $18.172      $18.737             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.685      $13.321        27,195
                             2006        $13.321      $14.940        23,986
                             2007        $14.940      $15.123        19,327
                             2008        $15.123      $10.947        18,068
                             2009        $10.947      $13.455        16,435
                             2010        $13.455      $14.848        14,731
                             2011        $14.848      $15.795             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.137         1,825
                             2012        $ 8.137      $ 9.229         1,796
                             2013        $ 9.229      $10.783           501
                             2014        $10.783      $10.621           498

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.804      $11.405         7,088
                             2006        $11.405      $12.457         5,931
                             2007        $12.457      $13.396         5,660
                             2008        $13.396      $ 9.402         5,534
                             2009        $ 9.402      $12.015         4,227
                             2010        $12.015      $13.453         4,185
                             2011        $13.453      $12.378         4,278
                             2012        $12.378      $13.475         2,790
                             2013        $13.475      $17.035         2,550
                             2014        $17.035      $17.463         1,750
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.515      $15.872         9,422
                             2006        $15.872      $16.389        10,081
                             2007        $16.389      $18.966         9,906
                             2008        $18.966      $ 9.923         9,794
                             2009        $ 9.923      $15.270         9,700
                             2010        $15.270      $19.126         9,164
                             2011        $19.126      $17.060         7,329
                             2012        $17.060      $18.740         6,266
                             2013        $18.740      $25.193         2,910
                             2014        $25.193      $26.700         2,298
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.121      $13.486       239,951
                             2006        $13.486      $15.291       218,794
                             2007        $15.291      $15.800       179,210
                             2008        $15.800      $ 9.754       163,080
                             2009        $ 9.754      $12.100       154,195
                             2010        $12.100      $13.645       139,023
                             2011        $13.645      $13.634       124,913
                             2012        $13.634      $15.499       115,156
                             2013        $15.499      $20.065        61,270
                             2014        $20.065      $22.304        40,127
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $14.066      $14.595        41,923
                             2006        $14.595      $16.222        37,999
                             2007        $16.222      $16.180        37,044
                             2008        $16.180      $ 7.658        38,935
                             2009        $ 7.658      $11.134        33,633
                             2010        $11.134      $11.718        31,734
                             2011        $11.718      $11.141        25,459
                             2012        $11.141      $12.899        23,395
                             2013        $12.899      $16.917        14,438
                             2014        $16.917      $17.711        11,565

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.739         2,323
                             2007        $10.739      $12.074         3,562
                             2008        $12.074      $ 6.116         3,716
                             2009        $ 6.116      $ 8.219         4,240
                             2010        $ 8.219      $ 8.888         3,732
                             2011        $ 8.888      $ 9.680             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.591      $15.295        19,424
                             2006        $15.295      $18.067         6,384
                             2007        $18.067      $21.342         3,813
                             2008        $21.342      $13.977         3,177
                             2009        $13.977      $16.346         2,309
                             2010        $16.346      $17.171         2,300
                             2011        $17.171      $19.572         2,249
                             2012        $19.572      $22.811         2,241
                             2013        $22.811      $26.387           783
                             2014        $26.387      $27.906             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.514      $16.322         6,534
                             2006        $16.322      $17.291        14,731
                             2007        $17.291      $20.312        14,033
                             2008        $20.312      $10.194        13,924
                             2009        $10.194      $16.960         6,230
                             2010        $16.960      $20.986         6,019
                             2011        $20.986      $19.084         5,502
                             2012        $19.084      $20.961         5,292
                             2013        $20.961      $22.241             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $14.019      $14.950        17,894
                             2006        $14.950      $19.108        17,446
                             2007        $19.108      $21.688        15,546
                             2008        $21.688      $12.199        13,833
                             2009        $12.199      $15.295        12,776
                             2010        $15.295      $16.100        12,174
                             2011        $16.100      $14.283        11,560
                             2012        $14.283      $16.608        11,342
                             2013        $16.608      $20.790         6,365
                             2014        $20.790      $18.543         5,041

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.898      $14.558         6,138
                             2006        $14.558      $16.957         4,173
                             2007        $16.957      $19.469         3,995
                             2008        $19.469      $10.737         2,900
                             2009        $10.737      $10.256             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.640      $10.793       336,394
                             2006        $10.793      $11.189       340,500
                             2007        $11.189      $11.642       305,236
                             2008        $11.642      $10.413       247,609
                             2009        $10.413      $12.532       225,564
                             2010        $12.532      $13.444       199,383
                             2011        $13.444      $13.854       156,491
                             2012        $13.854      $15.518       138,887
                             2013        $15.518      $15.395       123,255
                             2014        $15.395      $16.271       106,441
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.954      $ 9.944       190,147
                             2006        $ 9.944      $10.180       174,305
                             2007        $10.180      $10.298       160,685
                             2008        $10.298      $ 8.592       132,528
                             2009        $ 8.592      $ 8.926       137,579
                             2010        $ 8.926      $ 8.979       127,041
                             2011        $ 8.979      $ 9.053       107,675
                             2012        $ 9.053      $ 9.180        91,552
                             2013        $ 9.180      $ 9.043        96,929
                             2014        $ 9.043      $ 8.974        80,625
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.818      $ 9.908       187,863
                             2006        $ 9.908      $10.175       208,845
                             2007        $10.175      $10.480       220,687
                             2008        $10.480      $10.539       178,733
                             2009        $10.539      $10.373       151,039
                             2010        $10.373      $10.209       136,619
                             2011        $10.209      $10.048       111,042
                             2012        $10.048      $ 9.889       105,645
                             2013        $ 9.889      $ 9.733       107,785
                             2014        $ 9.733      $ 9.579        97,789

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.940      $15.013        70,081
                             2006        $15.013      $15.354        72,491
                             2007        $15.354      $18.015        60,377
                             2008        $18.015      $ 9.263        57,203
                             2009        $ 9.263      $15.575        46,481
                             2010        $15.575      $19.532        37,875
                             2011        $19.532      $17.883        28,952
                             2012        $17.883      $19.726        27,149
                             2013        $19.726      $29.192        23,572
                             2014        $29.192      $30.291        16,332
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $13.014      $13.841        42,700
                             2006        $13.841      $15.630        43,070
                             2007        $15.630      $16.668        39,425
                             2008        $16.668      $12.433        33,600
                             2009        $12.433      $14.614        31,782
                             2010        $14.614      $15.316        30,891
                             2011        $15.316      $13.848        24,561
                             2012        $13.848      $14.537        22,255
                             2013        $14.537      $15.474             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.497         3,174
                             2007        $ 9.497      $11.508         5,630
                             2008        $11.508      $ 6.359         3,837
                             2009        $ 6.359      $ 8.862         5,450
                             2010        $ 8.862      $10.835         9,015
                             2011        $10.835      $ 9.859         4,193
                             2012        $ 9.859      $10.199         3,938
                             2013        $10.199      $ 8.560         3,705
                             2014        $ 8.560      $ 6.855         3,614
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.710           295
                             2007        $10.710      $11.143         1,461
                             2008        $11.143      $ 9.357         2,726
                             2009        $ 9.357      $12.014         1,937
                             2010        $12.014      $13.248         2,482
                             2011        $13.248      $13.848         1,653
                             2012        $13.848      $16.047         2,049
                             2013        $16.047      $14.680         2,390
                             2014        $14.680      $14.649         2,387

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.125         4,306
                             2007        $10.125      $11.017        25,531
                             2008        $11.017      $10.068        29,315
                             2009        $10.068      $11.719        29,180
                             2010        $11.719      $12.456        12,879
                             2011        $12.456      $13.676        10,898
                             2012        $13.676      $14.622         8,562
                             2013        $14.622      $13.050         8,093
                             2014        $13.050      $13.226         7,209
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.307        25,765
                             2007        $10.307      $11.021        32,524
                             2008        $11.021      $11.357        47,009
                             2009        $11.357      $12.736        55,043
                             2010        $12.736      $13.538        74,760
                             2011        $13.538      $13.791        60,662
                             2012        $13.791      $14.859        46,083
                             2013        $14.859      $14.322        41,730
                             2014        $14.322      $14.682        40,197
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.075        21,326
                             2010        $ 8.075      $ 8.948        17,115
                             2011        $ 8.948      $ 8.976        15,129
                             2012        $ 8.976      $10.538        13,420
                             2013        $10.538      $13.732         9,268
                             2014        $13.732      $15.224         5,864
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $12.053      $12.336        19,257
                             2006        $12.336      $13.588        17,873
                             2007        $13.588      $13.498        16,728
                             2008        $13.498      $ 7.874        13,943
                             2009        $ 7.874      $ 9.735        13,006
                             2010        $ 9.735      $10.617        11,097
                             2011        $10.617      $10.738         8,963
                             2012        $10.738      $11.892         8,719
                             2013        $11.892      $13.820         8,276
                             2014        $13.820      $15.053         4,273

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.442      $13.920        10,101
                             2006        $13.920      $15.879         9,872
                             2007        $15.879      $14.682         9,054
                             2008        $14.682      $ 8.857         8,700
                             2009        $ 8.857      $11.315         7,365
                             2010        $11.315      $12.736         6,707
                             2011        $12.736      $11.952         5,875
                             2012        $11.952      $14.013         5,553
                             2013        $14.013      $18.710         1,651
                             2014        $18.710      $20.388         1,399
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.479      $15.988        25,458
                             2006        $15.988      $20.096        29,407
                             2007        $20.096      $21.429        27,144
                             2008        $21.429      $11.820        21,761
                             2009        $11.820      $14.497        20,765
                             2010        $14.497      $15.697        19,881
                             2011        $15.697      $12.832        18,338
                             2012        $12.832      $15.395        14,791
                             2013        $15.395      $19.403        10,678
                             2014        $19.403      $17.800         7,413
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.478      $14.433           748
                             2006        $14.433      $16.183           732
                             2007        $16.183      $15.101           789
                             2008        $15.101      $ 8.984           904
                             2009        $ 8.984      $11.566           710
                             2010        $11.566      $12.967           695
                             2011        $12.967      $12.766             0
                             2012        $12.766      $14.677             0
                             2013        $14.677      $19.517             0
                             2014        $19.517      $21.879             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.926        20,321
                             2006        $10.926      $12.474        23,975
                             2007        $12.474      $11.675        23,237
                             2008        $11.675      $ 6.347        24,658
                             2009        $ 6.347      $ 5.976             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.122      $12.609        26,458
                             2006        $12.609      $13.084        26,611
                             2007        $13.084      $13.585        26,951
                             2008        $13.585      $ 8.418        16,584
                             2009        $ 8.418      $13.578        14,269
                             2010        $13.578      $16.141        12,916
                             2011        $16.141      $13.050        11,478
                             2012        $13.050      $14.669        11,279
                             2013        $14.669      $20.748         9,989
                             2014        $20.748      $22.403         3,740
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.237      $13.504        13,568
                             2006        $13.504      $14.726        13,210
                             2007        $14.726      $15.417        12,717
                             2008        $15.417      $12.899        11,209
                             2009        $12.899      $16.517        10,798
                             2010        $16.517      $17.838         9,872
                             2011        $17.838      $18.764         8,162
                             2012        $18.764      $21.765         6,847
                             2013        $21.765      $19.544         7,297
                             2014        $19.544      $19.789         4,971
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $18.013      $23.714        20,738
                             2006        $23.714      $32.012        21,148
                             2007        $32.012      $44.246        16,803
                             2008        $44.246      $18.835        16,310
                             2009        $18.835      $31.532        15,029
                             2010        $31.532      $36.910        15,246
                             2011        $36.910      $29.700        13,300
                             2012        $29.700      $35.025         8,731
                             2013        $35.025      $34.089         6,428
                             2014        $34.089      $32.018         4,837

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.568      $14.952       103,577
                             2006        $14.952      $17.880       107,335
                             2007        $17.880      $19.315        98,634
                             2008        $19.315      $13.506        86,349
                             2009        $13.506      $17.221        83,163
                             2010        $17.221      $19.328        74,100
                             2011        $19.328      $20.743        60,397
                             2012        $20.743      $23.595        52,330
                             2013        $23.595      $27.785        46,352
                             2014        $27.785      $28.577        33,714
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $29.936           558
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.868        12,791
                             2014        $16.868      $16.931        10,619
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.360      $14.047        22,382
                             2006        $14.047      $14.351        24,899
                             2007        $14.351      $17.181        21,996
                             2008        $17.181      $ 8.564        20,451
                             2009        $ 8.564      $13.918        14,718
                             2010        $13.918      $16.794        13,322
                             2011        $16.794      $16.025         8,211
                             2012        $16.025      $17.986         5,942
                             2013        $17.986      $26.147         5,784
                             2014        $26.147      $27.298         5,049
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.648      $18.063        53,342
                             2006        $18.063      $19.401        51,824
                             2007        $19.401      $23.408        44,276
                             2008        $23.408      $12.251        40,339
                             2009        $12.251      $18.972        33,543
                             2010        $18.972      $24.696        30,247
                             2011        $24.696      $22.560        24,438
                             2012        $22.560      $24.085        21,112
                             2013        $24.085      $32.587        17,955
                             2014        $32.587      $32.660        14,988

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.912      $17.677        28,019
                             2006        $17.677      $19.456        27,012
                             2007        $19.456      $19.712        19,495
                             2008        $19.712      $11.554        17,476
                             2009        $11.554      $16.675        17,295
                             2010        $16.675      $20.768        15,772
                             2011        $20.768      $18.657        12,478
                             2012        $18.657      $21.060        11,623
                             2013        $21.060      $35.508         9,508
                             2014        $35.508      $30.100         8,644
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $17.086      $19.631        52,757
                             2006        $19.631      $26.598        49,392
                             2007        $26.598      $21.652        47,741
                             2008        $21.652      $13.198        48,020
                             2009        $13.198      $16.689        44,809
                             2010        $16.689      $21.274        39,618
                             2011        $21.274      $22.122        30,901
                             2012        $22.122      $25.170        25,153
                             2013        $25.170      $25.203        22,808
                             2014        $25.203      $32.102        14,635

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.5

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $14.013      $15.380         4,096
                             2006        $13.807      $15.880         1,008
                             2007        $15.880      $16.369           999
                             2008        $16.369      $ 9.543         1,315
                             2009        $ 9.543      $11.291         1,345
                             2010        $11.291      $12.521         1,325
                             2011        $12.521      $13.057         1,163
                             2012        $13.057      $15.050           658
                             2013        $15.050      $19.914           457
                             2014        $19.914      $21.396           439
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.427      $13.807         2,574
                             2006        $15.380      $14.933         7,645
                             2007        $14.933      $16.538         7,348
                             2008        $16.538      $ 9.333         8,717
                             2009        $ 9.333      $12.191         8,344
                             2010        $12.191      $13.758         6,950
                             2011        $13.758      $13.657         6,820
                             2012        $13.657      $15.249         3,411
                             2013        $15.249      $20.047         3,270
                             2014        $20.047      $22.263         3,149
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.870         4,526
                             2006        $11.870      $15.768         9,364
                             2007        $15.768      $16.365         9,990
                             2008        $16.365      $ 7.516        14,075
                             2009        $ 7.516      $ 9.928        12,485
                             2010        $ 9.928      $10.180        12,862
                             2011        $10.180      $ 8.062        15,105
                             2012        $ 8.062      $ 9.051         9,265
                             2013        $ 9.051      $10.920         5,024
                             2014        $10.920      $10.042         3,641

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.228      $13.806            0
                             2006        $13.806      $13.486            0
                             2007        $13.486      $15.062            0
                             2008        $15.062      $ 8.911            0
                             2009        $ 8.911      $12.011            0
                             2010        $12.011      $12.969            0
                             2011        $12.969      $12.333            0
                             2012        $12.333      $14.079            0
                             2013        $14.079      $18.962            0
                             2014        $18.962      $21.221            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.926      $16.696        1,844
                             2006        $16.696      $18.746        8,882
                             2007        $18.746      $18.709        8,630
                             2008        $18.709      $11.817        6,398
                             2009        $11.817      $16.573        5,966
                             2010        $16.573      $20.626        4,682
                             2011        $20.626      $18.530        3,950
                             2012        $18.530      $21.580        2,364
                             2013        $21.580      $29.200        2,274
                             2014        $29.200      $31.275        2,197
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.948        4,431
                             2006        $10.948      $13.293        5,683
                             2007        $13.293      $15.948        4,056
                             2008        $15.948      $ 9.915        3,595
                             2009        $ 9.915      $10.711            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.728        2,787
                             2006        $10.728      $12.765        2,662
                             2007        $12.765      $12.025        1,337
                             2008        $12.025      $ 6.973        1,223
                             2009        $ 6.973      $ 8.297        1,223
                             2010        $ 8.297      $ 9.089        1,156
                             2011        $ 9.089      $ 8.598        1,085
                             2012        $ 8.598      $ 9.766        1,019
                             2013        $ 9.766      $13.104          956
                             2014        $13.104      $14.271          891

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.885         9,072
                             2006        $11.885      $13.020        19,158
                             2007        $13.020      $15.013        16,942
                             2008        $15.013      $ 8.458        13,128
                             2009        $ 8.458      $11.265        12,178
                             2010        $11.265      $12.949         9,687
                             2011        $12.949      $12.376         8,978
                             2012        $12.376      $14.130         6,414
                             2013        $14.130      $18.192         4,844
                             2014        $18.192      $19.968         4,756
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.084           677
                             2006        $11.084      $12.298        15,832
                             2007        $12.298      $13.523        16,769
                             2008        $13.523      $ 7.724        19,211
                             2009        $ 7.724      $ 9.645        17,459
                             2010        $ 9.645      $10.861        16,582
                             2011        $10.861      $10.823        15,958
                             2012        $10.823      $12.581         9,229
                             2013        $12.581      $16.481         7,701
                             2014        $16.481      $17.860         6,892
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.470         2,701
                             2006        $10.470      $11.428         6,474
                             2007        $11.428      $11.520         7,028
                             2008        $11.520      $ 8.478         6,610
                             2009        $ 8.478      $11.957         5,789
                             2010        $11.957      $13.362         5,296
                             2011        $13.362      $13.625         4,932
                             2012        $13.625      $15.266         2,252
                             2013        $15.266      $15.863         2,211
                             2014        $15.863      $15.736         1,853

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.103         1,793
                             2006        $12.103      $13.375         7,105
                             2007        $13.375      $15.164         7,108
                             2008        $15.164      $ 9.003         6,628
                             2009        $ 9.003      $12.370         6,252
                             2010        $12.370      $15.635         5,331
                             2011        $15.635      $13.703         5,204
                             2012        $13.703      $15.433         5,084
                             2013        $15.433      $20.615         4,877
                             2014        $20.615      $21.489         4,792
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.207         4,921
                             2007        $10.207      $10.531         7,534
                             2008        $10.531      $10.639        30,599
                             2009        $10.639      $10.509        31,909
                             2010        $10.509      $10.339        29,607
                             2011        $10.339      $10.166        26,844
                             2012        $10.166      $ 9.995        20,199
                             2013        $ 9.995      $ 9.827        17,739
                             2014        $ 9.827      $ 9.661         3,206
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.148             0
                             2006        $11.148      $11.530         2,492
                             2007        $11.530      $12.957         3,161
                             2008        $12.957      $ 8.240         2,985
                             2009        $ 8.240      $10.771         2,671
                             2010        $10.771      $12.304         2,452
                             2011        $12.304      $11.516         2,403
                             2012        $11.516      $12.369         2,261
                             2013        $12.369      $16.718           791
                             2014        $16.718      $17.439           700
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.688      $10.856         2,605
                             2006        $10.856      $11.673         1,806
                             2007        $11.673      $11.786         1,832
                             2008        $11.786      $ 8.878         1,872
                             2009        $ 8.878      $12.455         1,664
                             2010        $12.455      $13.868         1,623
                             2011        $13.868      $14.256         1,575
                             2012        $14.256      $16.195           841
                             2013        $16.195      $17.168           766
                             2014        $17.168      $16.873           815

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.233      $11.221        22,211
                             2006        $11.221      $13.044        19,809
                             2007        $13.044      $13.304        18,547
                             2008        $13.304      $ 9.200        10,501
                             2009        $ 9.200      $12.264         9,411
                             2010        $12.264      $13.585         8,083
                             2011        $13.585      $13.674         5,699
                             2012        $13.674      $15.144         6,756
                             2013        $15.144      $16.963         4,745
                             2014        $16.963      $17.446         4,541
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.374             0
                             2006        $11.374      $13.760             0
                             2007        $13.760      $15.129             0
                             2008        $15.129      $10.641           519
                             2009        $10.641      $12.901           516
                             2010        $12.901      $14.199           514
                             2011        $14.199      $13.547           512
                             2012        $13.547      $15.096             0
                             2013        $15.096      $18.940             0
                             2014        $18.940      $19.682             0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.944      $11.896         5,855
                             2006        $11.896      $13.845         7,049
                             2007        $13.845      $14.083         7,202
                             2008        $14.083      $ 8.707         6,676
                             2009        $ 8.707      $10.790         5,644
                             2010        $10.790      $11.795         5,416
                             2011        $11.795      $11.475         4,497
                             2012        $11.475      $12.888         3,284
                             2013        $12.888      $16.251         3,153
                             2014        $16.251      $17.114         2,775

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.511      $12.468        16,247
                             2006        $12.468      $14.887        18,099
                             2007        $14.887      $16.896        17,386
                             2008        $16.896      $ 9.903         8,850
                             2009        $ 9.903      $13.342         7,540
                             2010        $13.342      $14.220         7,272
                             2011        $14.220      $12.493         6,250
                             2012        $12.493      $14.521         4,602
                             2013        $14.521      $17.555         4,360
                             2014        $17.555      $15.337         3,599
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.517           928
                             2006        $10.517      $12.680           824
                             2007        $12.680      $12.497         2,872
                             2008        $12.497      $ 8.143         5,151
                             2009        $ 8.143      $ 9.472         4,917
                             2010        $ 9.472      $10.355         4,700
                             2011        $10.355      $ 9.462         4,440
                             2012        $ 9.462      $11.082         1,861
                             2013        $11.082      $14.515         1,481
                             2014        $14.515      $16.115           821
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.370         1,885
                             2006        $11.370      $12.985         1,799
                             2007        $12.985      $13.104             0
                             2008        $13.104      $ 8.152             0
                             2009        $ 8.152      $10.672             0
                             2010        $10.672      $13.114             0
                             2011        $13.114      $12.071             0
                             2012        $12.071      $14.058             0
                             2013        $14.058      $18.367             0
                             2014        $18.367      $20.507             0
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.336         1,377
                             2006        $11.336      $12.513         4,577
                             2007        $12.513      $10.244         4,160
                             2008        $10.244      $ 6.663         2,343
                             2009        $ 6.663      $ 8.363         2,086
                             2010        $ 8.363      $10.698         1,238
                             2011        $10.698      $10.589         1,206
                             2012        $10.589      $11.745           727
                             2013        $11.745      $15.660           659
                             2014        $15.660      $16.462           227

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.265        1,133
                             2006        $11.265      $12.502        4,395
                             2007        $12.502      $12.001        6,538
                             2008        $12.001      $ 7.488        7,033
                             2009        $ 7.488      $ 8.918        6,727
                             2010        $ 8.918      $ 9.893        6,482
                             2011        $ 9.893      $10.120        6,125
                             2012        $10.120      $11.387        3,603
                             2013        $11.387      $15.394        1,854
                             2014        $15.394      $17.611        1,088
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.409      $13.132        1,202
                             2006        $13.132      $13.249        5,219
                             2007        $13.249      $15.192        4,953
                             2008        $15.192      $ 7.600        3,897
                             2009        $ 7.600      $12.376        3,537
                             2010        $12.376      $14.547        3,408
                             2011        $14.547      $13.388        3,291
                             2012        $13.388      $14.924        2,753
                             2013        $14.924      $20.511        2,663
                             2014        $20.511      $21.811        2,586
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.056      $16.600        4,738
                             2006        $16.600      $19.686        6,516
                             2007        $19.686      $20.850        6,715
                             2008        $20.850      $12.007        6,252
                             2009        $12.007      $16.427        4,758
                             2010        $16.427      $19.732        4,157
                             2011        $19.732      $19.559        3,927
                             2012        $19.559      $22.511        2,274
                             2013        $22.511      $29.641        1,463
                             2014        $29.641      $31.901          823
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.789      $13.652          216
                             2006        $13.652      $14.235            0
                             2007        $14.235      $15.635            0
                             2008        $15.635      $ 8.819            0
                             2009        $ 8.819      $10.466            0
                             2010        $10.466      $11.854            0
                             2011        $11.854      $10.708            0
                             2012        $10.708      $12.282            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.421      $14.760        23,528
                             2006        $14.760      $16.840        20,757
                             2007        $16.840      $16.168        20,778
                             2008        $16.168      $10.204        17,742
                             2009        $10.204      $12.881        17,189
                             2010        $12.881      $14.652        15,057
                             2011        $14.652      $14.101        10,792
                             2012        $14.101      $16.485         9,103
                             2013        $16.485      $21.985         6,038
                             2014        $21.985      $23.580         4,758
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.775             0
                             2007        $10.775      $11.426             0
                             2008        $11.426      $ 7.827             0
                             2009        $ 7.827      $ 9.848             0
                             2010        $ 9.848      $10.577             0
                             2011        $10.577      $10.368             0
                             2012        $10.368      $11.580             0
                             2013        $11.580      $14.678             0
                             2014        $14.678      $15.563             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $13.007      $13.473         7,575
                             2006        $13.473      $14.680         6,784
                             2007        $14.680      $14.993         6,469
                             2008        $14.993      $ 9.366         4,689
                             2009        $ 9.366      $11.412         4,368
                             2010        $11.412      $12.363         4,255
                             2011        $12.363      $12.147         4,138
                             2012        $12.147      $14.135         4,018
                             2013        $14.135      $18.171         2,463
                             2014        $18.171      $20.104         2,391

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.707      $13.415        13,539
                             2006        $13.415      $14.847        17,408
                             2007        $14.847      $15.086        14,481
                             2008        $15.086      $11.467        11,565
                             2009        $11.467      $13.808        10,902
                             2010        $13.808      $15.208        10,757
                             2011        $15.208      $14.757        10,618
                             2012        $14.757      $16.305         8,030
                             2013        $16.305      $20.018         7,680
                             2014        $20.018      $21.405         7,439
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.120         2,638
                             2012        $12.120      $13.512         1,591
                             2013        $13.512      $16.240         1,585
                             2014        $16.240      $16.043         1,268
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.580      $15.219         3,102
                             2006        $15.219      $18.195         3,013
                             2007        $18.195      $19.096         2,386
                             2008        $19.096      $11.060         2,519
                             2009        $11.060      $12.625         2,548
                             2010        $12.625      $13.887         2,536
                             2011        $13.887      $14.968             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.900      $14.994         4,326
                             2006        $14.994      $17.096         7,686
                             2007        $17.096      $17.230         7,443
                             2008        $17.230      $11.482         7,292
                             2009        $11.482      $14.010         6,964
                             2010        $14.010      $15.452         6,668
                             2011        $15.452      $14.848         6,330
                             2012        $14.848      $16.691         4,088
                             2013        $16.691      $21.950         3,502
                             2014        $21.950      $23.729         1,498
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.799           265
                             2014        $18.799      $18.775           277

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.172      $12.197        1,737
                             2006        $12.197      $13.072        1,611
                             2007        $13.072      $13.351        1,566
                             2008        $13.351      $10.081          720
                             2009        $10.081      $14.298          601
                             2010        $14.298      $15.456          593
                             2011        $15.456      $15.446          418
                             2012        $15.446      $17.995          253
                             2013        $17.995      $18.548            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.664      $13.285            0
                             2006        $13.285      $14.885            0
                             2007        $14.885      $15.051            0
                             2008        $15.051      $10.884            0
                             2009        $10.884      $13.364            0
                             2010        $13.364      $14.733            0
                             2011        $14.733      $15.667            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.091        4,209
                             2012        $ 8.091      $ 9.167        3,767
                             2013        $ 9.167      $10.699        1,233
                             2014        $10.699      $10.527        1,164
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.797      $11.386        1,820
                             2006        $11.386      $12.424            0
                             2007        $12.424      $13.346            0
                             2008        $13.346      $ 9.357            0
                             2009        $ 9.357      $11.946            0
                             2010        $11.946      $13.362            0
                             2011        $13.362      $12.282            0
                             2012        $12.282      $13.357            0
                             2013        $13.357      $16.868            0
                             2014        $16.868      $17.275            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.490      $15.829             0
                             2006        $15.829      $16.329         3,412
                             2007        $16.329      $18.876         3,412
                             2008        $18.876      $ 9.866         3,412
                             2009        $ 9.866      $15.167         3,412
                             2010        $15.167      $18.977         3,412
                             2011        $18.977      $16.911         3,412
                             2012        $16.911      $18.557         3,412
                             2013        $18.557      $24.921         3,206
                             2014        $24.921      $26.385         3,078
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.099      $13.449        16,549
                             2006        $13.449      $15.234        33,070
                             2007        $15.234      $15.725        33,003
                             2008        $15.725      $ 9.698        35,025
                             2009        $ 9.698      $12.018        34,047
                             2010        $12.018      $13.539        33,293
                             2011        $13.539      $13.515        32,930
                             2012        $13.515      $15.347        25,659
                             2013        $15.347      $19.849         9,904
                             2014        $19.849      $22.041         6,830
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $14.042      $14.555         1,033
                             2006        $14.555      $16.162           991
                             2007        $16.162      $16.104         1,015
                             2008        $16.104      $ 7.614         1,648
                             2009        $ 7.614      $11.059         1,375
                             2010        $11.059      $11.627         1,426
                             2011        $11.627      $11.043         1,375
                             2012        $11.043      $12.773           775
                             2013        $12.773      $16.735           544
                             2014        $16.735      $17.502           537
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.731         3,004
                             2007        $10.731      $12.054         4,139
                             2008        $12.054      $ 6.100         4,785
                             2009        $ 6.100      $ 8.188         4,296
                             2010        $ 8.188      $ 8.846         4,184
                             2011        $ 8.846      $ 9.630             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.568      $15.254         252
                             2006        $15.254      $18.000         252
                             2007        $18.000      $21.241         593
                             2008        $21.241      $13.897         593
                             2009        $13.897      $16.235         593
                             2010        $16.235      $17.038         593
                             2011        $17.038      $19.400           0
                             2012        $19.400      $22.588           0
                             2013        $22.588      $26.102           0
                             2014        $26.102      $27.597           0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.491      $16.278           0
                             2006        $16.278      $17.226           0
                             2007        $17.226      $20.216           0
                             2008        $20.216      $10.136           0
                             2009        $10.136      $16.846           0
                             2010        $16.846      $20.823           0
                             2011        $20.823      $18.917           0
                             2012        $18.917      $20.756           0
                             2013        $20.756      $22.017           0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.995      $14.909           0
                             2006        $14.909      $19.037           0
                             2007        $19.037      $21.585           0
                             2008        $21.585      $12.128           0
                             2009        $12.128      $15.192           0
                             2010        $15.192      $15.975           0
                             2011        $15.975      $14.158           0
                             2012        $14.158      $16.445           0
                             2013        $16.445      $20.566           0
                             2014        $20.566      $18.324           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.874      $14.519           0
                             2006        $14.519      $16.894           0
                             2007        $16.894      $19.377           0
                             2008        $19.377      $10.675           0
                             2009        $10.675      $10.194           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.622      $10.764        32,307
                             2006        $10.764      $11.148        40,000
                             2007        $11.148      $11.586        39,996
                             2008        $11.586      $10.353        27,587
                             2009        $10.353      $12.447        26,918
                             2010        $12.447      $13.339        25,748
                             2011        $13.339      $13.733        23,265
                             2012        $13.733      $15.366        12,737
                             2013        $15.366      $15.229        12,444
                             2014        $15.229      $16.079         9,061
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.937      $ 9.917         4,734
                             2006        $ 9.917      $10.143         3,880
                             2007        $10.143      $10.249         3,880
                             2008        $10.249      $ 8.543         3,880
                             2009        $ 8.543      $ 8.865         3,880
                             2010        $ 8.865      $ 8.909         3,880
                             2011        $ 8.909      $ 8.974         3,880
                             2012        $ 8.974      $ 9.090         3,880
                             2013        $ 9.090      $ 8.945         3,645
                             2014        $ 8.945      $ 8.868         3,501
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.802      $ 9.881        25,408
                             2006        $ 9.881      $10.137        14,909
                             2007        $10.137      $10.430        22,227
                             2008        $10.430      $10.479        14,489
                             2009        $10.479      $10.303        15,634
                             2010        $10.303      $10.130        15,155
                             2011        $10.130      $ 9.960        13,620
                             2012        $ 9.960      $ 9.792         9,998
                             2013        $ 9.792      $ 9.628         9,196
                             2014        $ 9.628      $ 9.466         7,867
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.918      $14.973        11,801
                             2006        $14.973      $15.297        12,169
                             2007        $15.297      $17.930        11,323
                             2008        $17.930      $ 9.210         7,487
                             2009        $ 9.210      $15.470         6,578
                             2010        $15.470      $19.380         5,544
                             2011        $19.380      $17.726         5,319
                             2012        $17.726      $19.534         4,502
                             2013        $19.534      $28.877         2,721
                             2014        $28.877      $29.934         2,713

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.992      $13.803        4,347
                             2006        $13.803      $15.572        4,340
                             2007        $15.572      $16.589        4,334
                             2008        $16.589      $12.362        4,328
                             2009        $12.362      $14.515        4,319
                             2010        $14.515      $15.197        4,312
                             2011        $15.197      $13.726        1,409
                             2012        $13.726      $14.395        1,402
                             2013        $14.395      $15.318            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.491            0
                             2007        $ 9.491      $11.489            0
                             2008        $11.489      $ 6.341            0
                             2009        $ 6.341      $ 8.829            0
                             2010        $ 8.829      $10.784            0
                             2011        $10.784      $ 9.802            0
                             2012        $ 9.802      $10.130            0
                             2013        $10.130      $ 8.493            0
                             2014        $ 8.493      $ 6.795            0
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.703            0
                             2007        $10.703      $11.124            0
                             2008        $11.124      $ 9.332        2,406
                             2009        $ 9.332      $11.969        2,387
                             2010        $11.969      $13.185        2,370
                             2011        $13.185      $13.769        2,353
                             2012        $13.769      $15.938            0
                             2013        $15.938      $14.565            0
                             2014        $14.565      $14.521            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.118        1,889
                             2007        $10.118      $10.998        1,774
                             2008        $10.998      $10.041        2,311
                             2009        $10.041      $11.675        2,181
                             2010        $11.675      $12.397        2,071
                             2011        $12.397      $13.598        1,967
                             2012        $13.598      $14.523            0
                             2013        $14.523      $12.948            0
                             2014        $12.948      $13.110            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.300        16,510
                             2007        $10.300      $11.002        22,612
                             2008        $11.002      $11.326        23,885
                             2009        $11.326      $12.689        24,248
                             2010        $12.689      $13.474        23,227
                             2011        $13.474      $13.712        21,099
                             2012        $13.712      $14.759         6,664
                             2013        $14.759      $14.211         3,553
                             2014        $14.211      $14.554         3,271
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.037         6,143
                             2010        $ 8.037      $ 8.897         5,764
                             2011        $ 8.897      $ 8.915         5,616
                             2012        $ 8.915      $10.456         3,170
                             2013        $10.456      $13.611         1,815
                             2014        $13.611      $15.075         1,057
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $12.033      $12.303         1,073
                             2006        $12.303      $13.538           817
                             2007        $13.538      $13.435           791
                             2008        $13.435      $ 7.829           760
                             2009        $ 7.829      $ 9.669           745
                             2010        $ 9.669      $10.535           741
                             2011        $10.535      $10.644           738
                             2012        $10.644      $11.775         3,422
                             2013        $11.775      $13.671           643
                             2014        $13.671      $14.875           599
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.419      $13.883             0
                             2006        $13.883      $15.820             0
                             2007        $15.820      $14.612             0
                             2008        $14.612      $ 8.806             0
                             2009        $ 8.806      $11.238             0
                             2010        $11.238      $12.637             0
                             2011        $12.637      $11.847             0
                             2012        $11.847      $13.875             0
                             2013        $13.875      $18.508             0
                             2014        $18.508      $20.148             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.455      $15.945        3,035
                             2006        $15.945      $20.022          961
                             2007        $20.022      $21.328          943
                             2008        $21.328      $11.752          937
                             2009        $11.752      $14.399          932
                             2010        $14.399      $15.575          931
                             2011        $15.575      $12.719          945
                             2012        $12.719      $15.244          910
                             2013        $15.244      $19.194          747
                             2014        $19.194      $17.590          699
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.455      $14.394            0
                             2006        $14.394      $16.123            0
                             2007        $16.123      $15.030            0
                             2008        $15.030      $ 8.932            0
                             2009        $ 8.932      $11.488            0
                             2010        $11.488      $12.866            0
                             2011        $12.866      $12.654            0
                             2012        $12.654      $14.534            0
                             2013        $14.534      $19.307            0
                             2014        $19.307      $21.621            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.918        1,501
                             2006        $10.918      $12.453        3,781
                             2007        $12.453      $11.643        5,576
                             2008        $11.643      $ 6.323        6,898
                             2009        $ 6.323      $ 5.953            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.102      $12.575        2,544
                             2006        $12.575      $13.035        3,261
                             2007        $13.035      $13.521        4,112
                             2008        $13.521      $ 8.370        3,995
                             2009        $ 8.370      $13.486        3,800
                             2010        $13.486      $16.016        3,650
                             2011        $16.016      $12.935        1,934
                             2012        $12.935      $14.525          112
                             2013        $14.525      $20.524            0
                             2014        $20.524      $22.138            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.216      $13.468            0
                             2006        $13.468      $14.671            0
                             2007        $14.671      $15.344            0
                             2008        $15.344      $12.825            0
                             2009        $12.825      $16.405            0
                             2010        $16.405      $17.699            0
                             2011        $17.699      $18.599            0
                             2012        $18.599      $21.552            0
                             2013        $21.552      $19.333            0
                             2014        $19.333      $19.555            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.983      $23.650          177
                             2006        $23.650      $31.893          994
                             2007        $31.893      $44.036          958
                             2008        $44.036      $18.726        1,385
                             2009        $18.726      $31.319        1,305
                             2010        $31.319      $36.624          571
                             2011        $36.624      $29.439          525
                             2012        $29.439      $34.683          145
                             2013        $34.683      $33.721          135
                             2014        $33.721      $31.641          125
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.545      $14.911        7,117
                             2006        $14.911      $17.813        8,636
                             2007        $17.813      $19.223        8,126
                             2008        $19.223      $13.429        9,000
                             2009        $13.429      $17.105        8,814
                             2010        $17.105      $19.178        6,675
                             2011        $19.178      $20.561        6,552
                             2012        $20.561      $23.364        4,564
                             2013        $23.364      $27.485        4,152
                             2014        $27.485      $28.240        3,977

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $29.583            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.686        1,396
                             2014        $16.686      $16.732        1,392
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.339      $14.009            0
                             2006        $14.009      $14.298        1,365
                             2007        $14.298      $17.100            0
                             2008        $17.100      $ 8.515            0
                             2009        $ 8.515      $13.824            0
                             2010        $13.824      $16.664            0
                             2011        $16.664      $15.884            0
                             2012        $15.884      $17.810            0
                             2013        $17.810      $25.865            0
                             2014        $25.865      $26.976            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.621      $18.015        1,778
                             2006        $18.015      $19.329        3,646
                             2007        $19.329      $23.297        2,510
                             2008        $23.297      $12.180        3,055
                             2009        $12.180      $18.844        2,436
                             2010        $18.844      $24.504        2,090
                             2011        $24.504      $22.362        2,154
                             2012        $22.362      $23.850        1,353
                             2013        $23.850      $32.236          712
                             2014        $32.236      $32.274          389

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.885      $17.630            0
                             2006        $17.630      $19.384            0
                             2007        $19.384      $19.619            0
                             2008        $19.619      $11.488            0
                             2009        $11.488      $16.562            0
                             2010        $16.562      $20.606            0
                             2011        $20.606      $18.493            0
                             2012        $18.493      $20.854            0
                             2013        $20.854      $35.126            0
                             2014        $35.126      $29.745            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $17.057      $19.578        4,391
                             2006        $19.578      $26.499        6,332
                             2007        $26.499      $21.549        6,725
                             2008        $21.549      $13.122        3,005
                             2009        $13.122      $16.576        2,783
                             2010        $16.576      $21.108        2,134
                             2011        $21.108      $21.928        1,955
                             2012        $21.928      $24.924          670
                             2013        $24.924      $24.932          634
                             2014        $24.932      $31.723          295

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.55

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $14.001      $15.359         5,607
                             2006        $15.359      $15.850        16,198
                             2007        $15.850      $16.330        13,867
                             2008        $16.330      $ 9.516        12,478
                             2009        $ 9.516      $11.253        10,876
                             2010        $11.253      $12.472        10,010
                             2011        $12.472      $13.000         6,854
                             2012        $13.000      $14.976         2,965
                             2013        $14.976      $19.806         2,181
                             2014        $19.806      $21.269         1,857
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.415      $13.788        16,861
                             2006        $13.788      $14.905         5,736
                             2007        $14.905      $16.499         4,535
                             2008        $16.499      $ 9.306         4,603
                             2009        $ 9.306      $12.149         4,503
                             2010        $12.149      $13.704         4,433
                             2011        $13.704      $13.597         3,660
                             2012        $13.597      $15.174         3,613
                             2013        $15.174      $19.938         3,560
                             2014        $19.938      $22.131         3,518
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.866         9,392
                             2006        $11.866      $15.755        20,261
                             2007        $15.755      $16.343        21,992
                             2008        $16.343      $ 7.502        23,181
                             2009        $ 7.502      $ 9.904        20,839
                             2010        $ 9.904      $10.150        21,150
                             2011        $10.150      $ 8.035        22,810
                             2012        $ 8.035      $ 9.016        11,723
                             2013        $ 9.016      $10.872         5,158
                             2014        $10.872      $ 9.993         5,029

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.217      $13.788         2,045
                             2006        $13.788      $13.461         2,094
                             2007        $13.461      $15.027         1,965
                             2008        $15.027      $ 8.885         1,215
                             2009        $ 8.885      $11.970           923
                             2010        $11.970      $12.918           911
                             2011        $12.918      $12.279           476
                             2012        $12.279      $14.010           466
                             2013        $14.010      $18.859           364
                             2014        $18.859      $21.096           346
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.912      $16.673        14,974
                             2006        $16.673      $18.711        15,699
                             2007        $18.711      $18.664        16,541
                             2008        $18.664      $11.783        16,138
                             2009        $11.783      $16.517        13,146
                             2010        $16.517      $20.546        11,926
                             2011        $20.546      $18.448        11,619
                             2012        $18.448      $21.474        10,611
                             2013        $21.474      $29.042         8,982
                             2014        $29.042      $31.089         8,664
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.945         1,109
                             2006        $10.945      $13.282         1,819
                             2007        $13.282      $15.926         1,561
                             2008        $15.926      $ 9.897         1,337
                             2009        $ 9.897      $10.687             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.724             0
                             2006        $10.724      $12.754           599
                             2007        $12.754      $12.009           595
                             2008        $12.009      $ 6.960           782
                             2009        $ 6.960      $ 8.278           191
                             2010        $ 8.278      $ 9.063           189
                             2011        $ 9.063      $ 8.569           188
                             2012        $ 8.569      $ 9.728           186
                             2013        $ 9.728      $13.047           185
                             2014        $13.047      $14.201           184

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.881        12,903
                             2006        $11.881      $13.009        17,162
                             2007        $13.009      $14.993        24,941
                             2008        $14.993      $ 8.443        23,792
                             2009        $ 8.443      $11.238        15,824
                             2010        $11.238      $12.912        13,191
                             2011        $12.912      $12.334        12,201
                             2012        $12.334      $14.075         9,469
                             2013        $14.075      $18.111         5,381
                             2014        $18.111      $19.870        12,685
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.080         7,580
                             2006        $11.080      $12.288        14,335
                             2007        $12.288      $13.504        12,769
                             2008        $13.504      $ 7.709        11,093
                             2009        $ 7.709      $ 9.622        11,173
                             2010        $ 9.622      $10.830        11,028
                             2011        $10.830      $10.786         9,694
                             2012        $10.786      $12.532         7,067
                             2013        $12.532      $16.409         1,803
                             2014        $16.409      $17.772         1,448
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.466         1,658
                             2006        $10.466      $11.418         5,694
                             2007        $11.418      $11.504         6,586
                             2008        $11.504      $ 8.462         4,473
                             2009        $ 8.462      $11.929         4,193
                             2010        $11.929      $13.324         4,162
                             2011        $13.324      $13.579         3,886
                             2012        $13.579      $15.206         2,864
                             2013        $15.206      $15.793           889
                             2014        $15.793      $15.658           934

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.099         2,565
                             2006        $12.099      $13.364         3,963
                             2007        $13.364      $15.144         3,800
                             2008        $15.144      $ 8.986         3,758
                             2009        $ 8.986      $12.340         3,730
                             2010        $12.340      $15.590         3,537
                             2011        $15.590      $13.657         3,521
                             2012        $13.657      $15.373         1,700
                             2013        $15.373      $20.524         1,000
                             2014        $20.524      $21.383           637
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.203         2,709
                             2007        $10.203      $10.522         4,860
                             2008        $10.522      $10.625         4,961
                             2009        $10.625      $10.489         8,993
                             2010        $10.489      $10.314        10,037
                             2011        $10.314      $10.136         9,422
                             2012        $10.136      $ 9.961         9,345
                             2013        $ 9.961      $ 9.788         5,751
                             2014        $ 9.788      $ 9.619         5,202
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.144         3,696
                             2006        $11.144      $11.520         6,340
                             2007        $11.520      $12.940         4,802
                             2008        $12.940      $ 8.224         5,027
                             2009        $ 8.224      $10.746         4,721
                             2010        $10.746      $12.269         6,222
                             2011        $12.269      $11.477         6,158
                             2012        $11.477      $12.321         1,440
                             2013        $12.321      $16.645           933
                             2014        $16.645      $17.354           757

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.685      $10.847        15,698
                             2006        $10.847      $11.657        18,903
                             2007        $11.657      $11.764        17,623
                             2008        $11.764      $ 8.857        17,194
                             2009        $ 8.857      $12.419        15,280
                             2010        $12.419      $13.821        15,979
                             2011        $13.821      $14.200        14,892
                             2012        $14.200      $16.124        11,111
                             2013        $16.124      $17.083        10,834
                             2014        $17.083      $16.782        23,358
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.229      $11.211        16,340
                             2006        $11.211      $13.026        18,775
                             2007        $13.026      $13.279        18,706
                             2008        $13.279      $ 9.178        18,045
                             2009        $ 9.178      $12.229        18,668
                             2010        $12.229      $13.539        17,897
                             2011        $13.539      $13.621        17,181
                             2012        $13.621      $15.077         7,691
                             2013        $15.077      $16.880         2,958
                             2014        $16.880      $17.352           728
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.370           207
                             2006        $11.370      $13.749         1,321
                             2007        $13.749      $15.109         2,450
                             2008        $15.109      $10.621         2,455
                             2009        $10.621      $12.870         4,135
                             2010        $12.870      $14.158         4,352
                             2011        $14.158      $13.501         3,149
                             2012        $13.501      $15.037         3,043
                             2013        $15.037      $18.856         1,917
                             2014        $18.856      $19.586         4,877

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.941      $11.886        11,565
                             2006        $11.886      $13.826        13,529
                             2007        $13.826      $14.057        13,239
                             2008        $14.057      $ 8.686        12,640
                             2009        $ 8.686      $10.759        11,613
                             2010        $10.759      $11.755        11,023
                             2011        $11.755      $11.430         9,711
                             2012        $11.430      $12.831         5,835
                             2013        $12.831      $16.171         1,491
                             2014        $16.171      $17.021           969
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.508      $12.458        12,780
                             2006        $12.458      $14.867        18,523
                             2007        $14.867      $16.865        15,816
                             2008        $16.865      $ 9.880        15,463
                             2009        $ 9.880      $13.304        13,228
                             2010        $13.304      $14.172        11,725
                             2011        $14.172      $12.445        11,216
                             2012        $12.445      $14.457         7,043
                             2013        $14.457      $17.469         2,899
                             2014        $17.469      $15.254         8,907
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.514         3,085
                             2006        $10.514      $12.669         5,262
                             2007        $12.669      $12.480         8,827
                             2008        $12.480      $ 8.128         7,885
                             2009        $ 8.128      $ 9.450         7,993
                             2010        $ 9.450      $10.325         8,153
                             2011        $10.325      $ 9.430        10,414
                             2012        $ 9.430      $11.038         8,118
                             2013        $11.038      $14.451         4,845
                             2014        $14.451      $16.036         4,116

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.366         2,717
                             2006        $11.366      $12.974         2,904
                             2007        $12.974      $13.086         2,894
                             2008        $13.086      $ 8.137         1,966
                             2009        $ 8.137      $10.646         1,865
                             2010        $10.646      $13.077           767
                             2011        $13.077      $12.030           765
                             2012        $12.030      $14.003           763
                             2013        $14.003      $18.286           675
                             2014        $18.286      $20.406           260
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.333        11,367
                             2006        $11.333      $12.502        14,355
                             2007        $12.502      $10.230        14,320
                             2008        $10.230      $ 6.650        12,453
                             2009        $ 6.650      $ 8.343         8,201
                             2010        $ 8.343      $10.667         7,112
                             2011        $10.667      $10.553         6,500
                             2012        $10.553      $11.699         4,747
                             2013        $11.699      $15.591         1,153
                             2014        $15.591      $16.381         1,134
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.261         6,856
                             2006        $11.261      $12.492        13,475
                             2007        $12.492      $11.985        12,846
                             2008        $11.985      $ 7.474        10,700
                             2009        $ 7.474      $ 8.897         9,704
                             2010        $ 8.897      $ 9.865         9,739
                             2011        $ 9.865      $10.085         8,594
                             2012        $10.085      $11.342         5,527
                             2013        $11.342      $15.326         1,516
                             2014        $15.326      $17.524         1,358

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.399      $13.114         4,493
                             2006        $13.114      $13.225         3,265
                             2007        $13.225      $15.156         3,057
                             2008        $15.156      $ 7.578         2,614
                             2009        $ 7.578      $12.334         1,706
                             2010        $12.334      $14.490         1,500
                             2011        $14.490      $13.329         1,305
                             2012        $13.329      $14.851         1,443
                             2013        $14.851      $20.400           952
                             2014        $20.400      $21.682           889
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.043      $16.578        20,993
                             2006        $16.578      $19.650        26,303
                             2007        $19.650      $20.801        23,654
                             2008        $20.801      $11.973        19,195
                             2009        $11.973      $16.371        13,480
                             2010        $16.371      $19.655        12,028
                             2011        $19.655      $19.473         9,417
                             2012        $19.473      $22.401         6,285
                             2013        $22.401      $29.480         4,376
                             2014        $29.480      $31.713         3,062
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.778      $13.634         1,141
                             2006        $13.634      $14.209         1,141
                             2007        $14.209      $15.598         1,141
                             2008        $15.598      $ 8.793           413
                             2009        $ 8.793      $10.430           413
                             2010        $10.430      $11.808           412
                             2011        $11.808      $10.661           412
                             2012        $10.661      $12.226             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.408      $14.740        69,291
                             2006        $14.740      $16.809        72,271
                             2007        $16.809      $16.130        67,318
                             2008        $16.130      $10.175        66,972
                             2009        $10.175      $12.838        59,119
                             2010        $12.838      $14.594        54,422
                             2011        $14.594      $14.039        49,605
                             2012        $14.039      $16.404        34,603
                             2013        $16.404      $21.866        24,022
                             2014        $21.866      $23.441        16,545

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.771         3,724
                             2007        $10.771      $11.417         3,405
                             2008        $11.417      $ 7.816         3,321
                             2009        $ 7.816      $ 9.829         2,159
                             2010        $ 9.829      $10.552         2,143
                             2011        $10.552      $10.338         2,128
                             2012        $10.338      $11.541             0
                             2013        $11.541      $14.621             0
                             2014        $14.621      $15.494             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.996      $13.454        30,076
                             2006        $13.454      $14.653        26,991
                             2007        $14.653      $14.958        23,736
                             2008        $14.958      $ 9.339        12,767
                             2009        $ 9.339      $11.373         8,664
                             2010        $11.373      $12.315         8,430
                             2011        $12.315      $12.094         5,870
                             2012        $12.094      $14.066         5,700
                             2013        $14.066      $18.073         5,064
                             2014        $18.073      $19.985         3,204
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.696      $13.397        18,434
                             2006        $13.397      $14.820        17,401
                             2007        $14.820      $15.050        17,342
                             2008        $15.050      $11.434        16,837
                             2009        $11.434      $13.761        16,382
                             2010        $13.761      $15.149        16,355
                             2011        $15.149      $14.692        16,744
                             2012        $14.692      $16.225         5,507
                             2013        $16.225      $19.910         2,219
                             2014        $19.910      $21.278         1,340

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.066         2,995
                             2012        $12.066      $13.446         2,017
                             2013        $13.446      $16.152         2,030
                             2014        $16.152      $15.948           938
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.568      $15.199         6,958
                             2006        $15.199      $18.162         6,186
                             2007        $18.162      $19.051         4,317
                             2008        $19.051      $11.028         3,646
                             2009        $11.028      $12.582         3,081
                             2010        $12.582      $13.833         3,042
                             2011        $13.833      $14.907             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.888      $14.974        27,392
                             2006        $14.974      $17.064        25,379
                             2007        $17.064      $17.189        23,839
                             2008        $17.189      $11.449        22,434
                             2009        $11.449      $13.962        19,503
                             2010        $13.962      $15.392        18,403
                             2011        $15.392      $14.783        15,935
                             2012        $14.783      $16.609        12,050
                             2013        $16.609      $21.831         8,304
                             2014        $21.831      $23.589         6,804
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.698         3,570
                             2014        $18.698      $18.664         3,210
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.162      $12.181         7,800
                             2006        $12.181      $13.048         7,465
                             2007        $13.048      $13.320         7,453
                             2008        $13.320      $10.052         6,205
                             2009        $10.052      $14.250         5,054
                             2010        $14.250      $15.396         4,536
                             2011        $15.396      $15.378         3,481
                             2012        $15.378      $17.906         3,257
                             2013        $17.906      $18.454             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.653      $13.267         3,027
                             2006        $13.267      $14.857         2,669
                             2007        $14.857      $15.015         2,071
                             2008        $15.015      $10.853         2,040
                             2009        $10.853      $13.319           557
                             2010        $13.319      $14.676           543
                             2011        $14.676      $15.604             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.067         6,220
                             2012        $ 8.067      $ 9.136         5,161
                             2013        $ 9.136      $10.657         4,916
                             2014        $10.657      $10.481         4,747
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.793      $11.376        11,086
                             2006        $11.376      $12.407        11,084
                             2007        $12.407      $13.321        10,849
                             2008        $13.321      $ 9.335        10,733
                             2009        $ 9.335      $11.911        10,599
                             2010        $11.911      $13.317        10,362
                             2011        $13.317      $12.235        10,360
                             2012        $12.235      $13.298        10,331
                             2013        $13.298      $16.786         9,960
                             2014        $16.786      $17.181         9,960
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.478      $15.808         6,935
                             2006        $15.808      $16.298         5,298
                             2007        $16.298      $18.832         5,069
                             2008        $18.832      $ 9.837         3,349
                             2009        $ 9.837      $15.115         1,150
                             2010        $15.115      $18.903         1,145
                             2011        $18.903      $16.836           472
                             2012        $16.836      $18.466           249
                             2013        $18.466      $24.786           187
                             2014        $24.786      $26.229           187

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.088      $13.431        17,136
                             2006        $13.431      $15.206        25,713
                             2007        $15.206      $15.688        24,387
                             2008        $15.688      $ 9.670        21,585
                             2009        $ 9.670      $11.978        20,707
                             2010        $11.978      $13.486        20,363
                             2011        $13.486      $13.455        20,683
                             2012        $13.455      $15.272        17,540
                             2013        $15.272      $19.742        12,997
                             2014        $19.742      $21.911        12,310
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $14.031      $14.535         6,236
                             2006        $14.535      $16.132         5,800
                             2007        $16.132      $16.066         4,417
                             2008        $16.066      $ 7.592         6,313
                             2009        $ 7.592      $11.021         5,268
                             2010        $11.021      $11.582         4,744
                             2011        $11.582      $10.994         4,304
                             2012        $10.994      $12.710         2,443
                             2013        $12.710      $16.644         1,699
                             2014        $16.644      $17.399         1,439
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.728         3,276
                             2007        $10.728      $12.043         1,021
                             2008        $12.043      $ 6.091         2,402
                             2009        $ 6.091      $ 8.173         6,845
                             2010        $ 8.173      $ 8.825         6,597
                             2011        $ 8.825      $ 9.606             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.557      $15.233        1,413
                             2006        $15.233      $17.967        1,393
                             2007        $17.967      $21.191          659
                             2008        $21.191      $13.857          566
                             2009        $13.857      $16.180          461
                             2010        $16.180      $16.971          236
                             2011        $16.971      $19.315           59
                             2012        $19.315      $22.477           29
                             2013        $22.477      $25.961            0
                             2014        $25.961      $27.443            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.480      $16.256          879
                             2006        $16.256      $17.194          607
                             2007        $17.194      $20.168          409
                             2008        $20.168      $10.106          312
                             2009        $10.106      $16.789          200
                             2010        $16.789      $20.741            0
                             2011        $20.741      $18.833            0
                             2012        $18.833      $20.654            0
                             2013        $20.654      $21.905            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.983      $14.889        9,230
                             2006        $14.889      $19.002        8,230
                             2007        $19.002      $21.534        6,803
                             2008        $21.534      $12.094        3,987
                             2009        $12.094      $15.140        2,946
                             2010        $15.140      $15.912        2,854
                             2011        $15.912      $14.095        1,768
                             2012        $14.095      $16.365        1,203
                             2013        $16.365      $20.455        1,194
                             2014        $20.455      $18.216           41
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.862      $14.499          967
                             2006        $14.499      $16.862          898
                             2007        $16.862      $19.331          861
                             2008        $19.331      $10.644          827
                             2009        $10.644      $10.163            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.613      $10.750        84,876
                             2006        $10.750      $11.127       122,078
                             2007        $11.127      $11.559       114,427
                             2008        $11.559      $10.323        81,565
                             2009        $10.323      $12.405        82,792
                             2010        $12.405      $13.287        77,384
                             2011        $13.287      $13.672        65,124
                             2012        $13.672      $15.291        46,225
                             2013        $15.291      $15.147        37,049
                             2014        $15.147      $15.984        24,198
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.929      $ 9.904        14,195
                             2006        $ 9.904      $10.124        18,083
                             2007        $10.124      $10.225        16,594
                             2008        $10.225      $ 8.518        14,343
                             2009        $ 8.518      $ 8.835        17,257
                             2010        $ 8.835      $ 8.874        19,366
                             2011        $ 8.874      $ 8.934        18,949
                             2012        $ 8.934      $ 9.046        19,231
                             2013        $ 9.046      $ 8.897        21,376
                             2014        $ 8.897      $ 8.815           838
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.793      $ 9.867        59,633
                             2006        $ 9.867      $10.118        72,981
                             2007        $10.118      $10.405        67,312
                             2008        $10.405      $10.449        49,483
                             2009        $10.449      $10.268        69,227
                             2010        $10.268      $10.091        73,612
                             2011        $10.091      $ 9.916        60,942
                             2012        $ 9.916      $ 9.744        56,318
                             2013        $ 9.744      $ 9.576        54,102
                             2014        $ 9.576      $ 9.410        56,519

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.907      $14.953        16,295
                             2006        $14.953      $15.269        15,558
                             2007        $15.269      $17.888        10,835
                             2008        $17.888      $ 9.184        13,667
                             2009        $ 9.184      $15.418        10,411
                             2010        $15.418      $19.305         8,619
                             2011        $19.305      $17.648         6,865
                             2012        $17.648      $19.438         5,000
                             2013        $19.438      $28.721         3,556
                             2014        $28.721      $29.757         2,182
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.981      $13.784        11,067
                             2006        $13.784      $15.543         9,541
                             2007        $15.543      $16.550         9,409
                             2008        $16.550      $12.326         4,491
                             2009        $12.326      $14.466         3,720
                             2010        $14.466      $15.138         3,373
                             2011        $15.138      $13.666         2,087
                             2012        $13.666      $14.324         1,776
                             2013        $14.324      $15.240             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.488           404
                             2007        $ 9.488      $11.479           467
                             2008        $11.479      $ 6.333         1,099
                             2009        $ 6.333      $ 8.812           600
                             2010        $ 8.812      $10.758           597
                             2011        $10.758      $ 9.774           596
                             2012        $ 9.774      $10.096           609
                             2013        $10.096      $ 8.460           682
                             2014        $ 8.460      $ 6.765             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.699             0
                             2007        $10.699      $11.114             0
                             2008        $11.114      $ 9.319           202
                             2009        $ 9.319      $11.946           200
                             2010        $11.946      $13.154           198
                             2011        $13.154      $13.729           196
                             2012        $13.729      $15.884           195
                             2013        $15.884      $14.509           193
                             2014        $14.509      $14.457           192
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.115             0
                             2007        $10.115      $10.989             0
                             2008        $10.989      $10.027           593
                             2009        $10.027      $11.654         1,202
                             2010        $11.654      $12.367         1,134
                             2011        $12.367      $13.558         1,042
                             2012        $13.558      $14.474         1,057
                             2013        $14.474      $12.898         1,202
                             2014        $12.898      $13.052             0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.297         8,654
                             2007        $10.297      $10.993        14,000
                             2008        $10.993      $11.311         4,457
                             2009        $11.311      $12.665        19,668
                             2010        $12.665      $13.442        14,748
                             2011        $13.442      $13.672        12,969
                             2012        $13.672      $14.709        13,148
                             2013        $14.709      $14.155         7,564
                             2014        $14.155      $14.489         2,776
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.017         7,448
                             2010        $ 8.017      $ 8.871         7,275
                             2011        $ 8.871      $ 8.885         6,592
                             2012        $ 8.885      $10.415         3,446
                             2013        $10.415      $13.551         1,728
                             2014        $13.551      $15.001         1,340

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $12.022      $12.286         6,514
                             2006        $12.286      $13.512         6,636
                             2007        $13.512      $13.403         6,649
                             2008        $13.403      $ 7.806         7,295
                             2009        $ 7.806      $ 9.636         7,267
                             2010        $ 9.636      $10.494         7,237
                             2011        $10.494      $10.597         6,907
                             2012        $10.597      $11.717         4,442
                             2013        $11.717      $13.597         4,520
                             2014        $13.597      $14.787         4,167
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.408      $13.864         3,723
                             2006        $13.864      $15.791         3,657
                             2007        $15.791      $14.578         1,586
                             2008        $14.578      $ 8.781         1,821
                             2009        $ 8.781      $11.200         1,681
                             2010        $11.200      $12.588         1,628
                             2011        $12.588      $11.795         1,657
                             2012        $11.795      $13.807             0
                             2013        $13.807      $18.408             0
                             2014        $18.408      $20.029             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.443      $15.923        10,263
                             2006        $15.923      $19.984         9,992
                             2007        $19.984      $21.277         7,420
                             2008        $21.277      $11.718         7,073
                             2009        $11.718      $14.350         7,098
                             2010        $14.350      $15.514         7,112
                             2011        $15.514      $12.663         7,862
                             2012        $12.663      $15.169         5,320
                             2013        $15.169      $19.090         1,583
                             2014        $19.090      $17.486         1,214

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.444      $14.374            0
                             2006        $14.374      $16.093            0
                             2007        $16.093      $14.994            0
                             2008        $14.994      $ 8.906            0
                             2009        $ 8.906      $11.449            0
                             2010        $11.449      $12.816            0
                             2011        $12.816      $12.599            0
                             2012        $12.599      $14.462            0
                             2013        $14.462      $19.202            0
                             2014        $19.202      $21.493            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.915        3,664
                             2006        $10.915      $12.443        9,942
                             2007        $12.443      $11.627        9,614
                             2008        $11.627      $ 6.311        9,101
                             2009        $ 6.311      $ 5.941            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.091      $12.558        4,848
                             2006        $12.558      $13.011        5,117
                             2007        $13.011      $13.489        3,665
                             2008        $13.489      $ 8.346        3,543
                             2009        $ 8.346      $13.440        2,875
                             2010        $13.440      $15.953        2,340
                             2011        $15.953      $12.878        1,966
                             2012        $12.878      $14.454        1,674
                             2013        $14.454      $20.413          878
                             2014        $20.413      $22.007          610
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.206      $13.450        3,137
                             2006        $13.450      $14.644        3,211
                             2007        $14.644      $15.308        3,012
                             2008        $15.308      $12.788        1,754
                             2009        $12.788      $16.350        1,707
                             2010        $16.350      $17.631        1,701
                             2011        $17.631      $18.517        1,537
                             2012        $18.517      $21.447        1,403
                             2013        $21.447      $19.228        1,821
                             2014        $19.228      $19.440        1,594

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.968      $23.618         6,349
                             2006        $23.618      $31.834         6,698
                             2007        $31.834      $43.932         5,413
                             2008        $43.932      $18.672         5,902
                             2009        $18.672      $31.213         6,305
                             2010        $31.213      $36.481         6,058
                             2011        $36.481      $29.310         6,103
                             2012        $29.310      $34.513         5,747
                             2013        $34.513      $33.538         5,969
                             2014        $33.538      $31.454         4,735
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.533      $14.891        23,225
                             2006        $14.891      $17.780        23,546
                             2007        $17.780      $19.178        20,486
                             2008        $19.178      $13.390        17,020
                             2009        $13.390      $17.047        13,393
                             2010        $17.047      $19.103        12,817
                             2011        $19.103      $20.471        11,290
                             2012        $20.471      $23.249         7,839
                             2013        $23.249      $27.337         5,532
                             2014        $27.337      $28.073         3,042
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $29.408             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.596         1,503
                             2014        $16.596      $16.633         1,397
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.328      $13.990         1,419
                             2006        $13.990      $14.271         1,943
                             2007        $14.271      $17.059         1,922
                             2008        $17.059      $ 8.490         1,778
                             2009        $ 8.490      $13.777         1,104
                             2010        $13.777      $16.599         1,097
                             2011        $16.599      $15.815           420
                             2012        $15.815      $17.722           417
                             2013        $17.722      $25.725           415
                             2014        $25.725      $26.816           698

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.608      $17.990        15,439
                             2006        $17.990      $19.293        21,567
                             2007        $19.293      $23.242        19,996
                             2008        $23.242      $12.145        24,701
                             2009        $12.145      $18.780        19,300
                             2010        $18.780      $24.409        16,492
                             2011        $24.409      $22.264        17,648
                             2012        $22.264      $23.733        16,843
                             2013        $23.733      $32.061        13,585
                             2014        $32.061      $32.083         5,306
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.872      $17.606        12,585
                             2006        $17.606      $19.348        11,979
                             2007        $19.348      $19.572        11,879
                             2008        $19.572      $11.455        11,340
                             2009        $11.455      $16.506        10,838
                             2010        $16.506      $20.526        11,023
                             2011        $20.526      $18.412        10,256
                             2012        $18.412      $20.751         9,683
                             2013        $20.751      $34.935         9,348
                             2014        $34.935      $29.569         8,627
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $17.042      $19.552        22,939
                             2006        $19.552      $26.450        23,268
                             2007        $26.450      $21.498        24,634
                             2008        $21.498      $13.085        26,713
                             2009        $13.085      $16.520        24,287
                             2010        $16.520      $21.026        21,301
                             2011        $21.026      $21.831        19,178
                             2012        $21.831      $24.801        16,594
                             2013        $24.801      $24.797        17,194
                             2014        $24.797      $31.535        20,151

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.6

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.404      $13.770       489,546
                             2006        $13.770      $15.821       431,729
                             2007        $15.821      $16.291       376,960
                             2008        $16.291      $ 9.488       325,975
                             2009        $ 9.488      $11.215       290,950
                             2010        $11.215      $12.424       269,968
                             2011        $12.424      $12.943       232,607
                             2012        $12.943      $14.902       202,303
                             2013        $14.902      $19.699       130,135
                             2014        $19.699      $21.143        98,175
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.989      $15.338       246,517
                             2006        $15.338      $14.877       241,377
                             2007        $14.877      $16.460       233,850
                             2008        $16.460      $ 9.279       189,011
                             2009        $ 9.279      $12.108       182,021
                             2010        $12.108      $13.651       164,037
                             2011        $13.651      $13.537       138,787
                             2012        $13.537      $15.099       112,992
                             2013        $15.099      $19.830        88,880
                             2014        $19.830      $22.000        72,041
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.862        86,632
                             2006        $11.862      $15.741       189,365
                             2007        $15.741      $16.321       211,417
                             2008        $16.321      $ 7.488       195,684
                             2009        $ 7.488      $ 9.880       179,802
                             2010        $ 9.880      $10.121       165,656
                             2011        $10.121      $ 8.008       160,938
                             2012        $ 8.008      $ 8.980       132,732
                             2013        $ 8.980      $10.824        97,431
                             2014        $10.824      $ 9.944        90,999

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.207      $13.769       197,532
                             2006        $13.769      $13.436       172,369
                             2007        $13.436      $14.991       156,130
                             2008        $14.991      $ 8.860       143,447
                             2009        $ 8.860      $11.930       127,365
                             2010        $11.930      $12.868       122,928
                             2011        $12.868      $12.225        96,912
                             2012        $12.225      $13.941        86,671
                             2013        $13.941      $18.757        71,647
                             2014        $18.757      $20.971        63,487
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.899      $16.651       433,022
                             2006        $16.651      $18.676       415,530
                             2007        $18.676      $18.620       380,310
                             2008        $18.620      $11.749       324,217
                             2009        $11.749      $16.461       293,327
                             2010        $16.461      $20.466       256,322
                             2011        $20.466      $18.367       213,572
                             2012        $18.367      $21.369       183,608
                             2013        $21.369      $28.885       133,361
                             2014        $28.885      $30.905       103,152
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.941        15,832
                             2006        $10.941      $13.270        23,344
                             2007        $13.270      $15.904        30,808
                             2008        $15.904      $ 9.878        48,081
                             2009        $ 9.878      $10.663             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.720         8,804
                             2006        $10.720      $12.743        34,477
                             2007        $12.743      $11.993        32,222
                             2008        $11.993      $ 6.947        25,441
                             2009        $ 6.947      $ 8.258        25,735
                             2010        $ 8.258      $ 9.036        20,475
                             2011        $ 9.036      $ 8.540        18,154
                             2012        $ 8.540      $ 9.690        15,819
                             2013        $ 9.690      $12.989        13,493
                             2014        $12.989      $14.131        11,041

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.876       128,269
                             2006        $11.876      $12.998       198,759
                             2007        $12.998      $14.973       230,214
                             2008        $14.973      $ 8.427       265,255
                             2009        $ 8.427      $11.211       274,217
                             2010        $11.211      $12.875       239,466
                             2011        $12.875      $12.292       208,949
                             2012        $12.292      $14.020       162,848
                             2013        $14.020      $18.032       127,871
                             2014        $18.032      $19.773       106,885
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.076        23,495
                             2006        $11.076      $12.277        54,782
                             2007        $12.277      $13.486        56,369
                             2008        $13.486      $ 7.695        60,276
                             2009        $ 7.695      $ 9.599        60,722
                             2010        $ 9.599      $10.799        55,396
                             2011        $10.799      $10.750        43,518
                             2012        $10.750      $12.483        40,430
                             2013        $12.483      $16.337        28,227
                             2014        $16.337      $17.685        27,582
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.463        24,058
                             2006        $10.463      $11.409        44,256
                             2007        $11.409      $11.488        48,022
                             2008        $11.488      $ 8.446        43,228
                             2009        $ 8.446      $11.900        41,973
                             2010        $11.900      $13.285        38,109
                             2011        $13.285      $13.533        32,429
                             2012        $13.533      $15.147        23,735
                             2013        $15.147      $15.723        21,097
                             2014        $15.723      $15.582        15,565

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.095        46,521
                             2006        $12.095      $13.352        87,873
                             2007        $13.352      $15.123        82,129
                             2008        $15.123      $ 8.970        72,737
                             2009        $ 8.970      $12.311        60,751
                             2010        $12.311      $15.545        55,879
                             2011        $15.545      $13.611        52,920
                             2012        $13.611      $15.313        47,089
                             2013        $15.313      $20.433        42,356
                             2014        $20.433      $21.278        34,977
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.200        13,970
                             2007        $10.200      $10.513       111,459
                             2008        $10.513      $10.610       367,684
                             2009        $10.610      $10.470       349,523
                             2010        $10.470      $10.290       203,488
                             2011        $10.290      $10.107       205,286
                             2012        $10.107      $ 9.927       157,735
                             2013        $ 9.927      $ 9.750       132,362
                             2014        $ 9.750      $ 9.577       149,000
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.140         5,522
                             2006        $11.140      $11.510        16,179
                             2007        $11.510      $12.922        14,761
                             2008        $12.922      $ 8.209        28,562
                             2009        $ 8.209      $10.720        32,985
                             2010        $10.720      $12.233        21,639
                             2011        $12.233      $11.438        15,644
                             2012        $11.438      $12.273         8,978
                             2013        $12.273      $16.572         7,370
                             2014        $16.572      $17.269         6,518

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.681      $10.838        95,386
                             2006        $10.838      $11.641        91,682
                             2007        $11.641      $11.742        86,499
                             2008        $11.742      $ 8.836        75,011
                             2009        $ 8.836      $12.383        70,314
                             2010        $12.383      $13.774        62,407
                             2011        $13.774      $14.145        49,113
                             2012        $14.145      $16.053        42,918
                             2013        $16.053      $17.000        39,330
                             2014        $17.000      $16.691        36,170
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.225      $11.202       185,049
                             2006        $11.202      $13.008       238,471
                             2007        $13.008      $13.254       255,837
                             2008        $13.254      $ 9.156       245,214
                             2009        $ 9.156      $12.194       215,912
                             2010        $12.194      $13.493       165,003
                             2011        $13.493      $13.568       136,159
                             2012        $13.568      $15.011       120,273
                             2013        $15.011      $16.797       112,863
                             2014        $16.797      $17.258        93,017
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.366        24,927
                             2006        $11.366      $13.737        31,082
                             2007        $13.737      $15.088        49,812
                             2008        $15.088      $10.601        59,854
                             2009        $10.601      $12.839        55,957
                             2010        $12.839      $14.118        63,655
                             2011        $14.118      $13.455        38,794
                             2012        $13.455      $14.979        31,389
                             2013        $14.979      $18.773        28,565
                             2014        $18.773      $19.490        24,631

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.937      $11.875       120,041
                             2006        $11.875      $13.807       135,146
                             2007        $13.807      $14.031       136,965
                             2008        $14.031      $ 8.666       133,034
                             2009        $ 8.666      $10.728       117,078
                             2010        $10.728      $11.715       108,701
                             2011        $11.715      $11.386        90,810
                             2012        $11.386      $12.774        80,230
                             2013        $12.774      $16.091        66,461
                             2014        $16.091      $16.929        52,156
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.504      $12.447       173,728
                             2006        $12.447      $14.847       227,817
                             2007        $14.847      $16.833       214,641
                             2008        $16.833      $ 9.856       217,770
                             2009        $ 9.856      $13.266       203,493
                             2010        $13.266      $14.124       195,727
                             2011        $14.124      $12.396       151,685
                             2012        $12.396      $14.393       125,835
                             2013        $14.393      $17.383        93,158
                             2014        $17.383      $15.171        77,812
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.510        25,428
                             2006        $10.510      $12.659        70,169
                             2007        $12.659      $12.463        67,358
                             2008        $12.463      $ 8.113        53,313
                             2009        $ 8.113      $ 9.427        53,483
                             2010        $ 9.427      $10.295        52,509
                             2011        $10.295      $ 9.398        47,223
                             2012        $ 9.398      $10.995        46,263
                             2013        $10.995      $14.387        23,534
                             2014        $14.387      $15.957        18,670

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.362        44,698
                             2006        $11.362      $12.963        49,736
                             2007        $12.963      $13.068        39,835
                             2008        $13.068      $ 8.122        37,011
                             2009        $ 8.122      $10.621        31,874
                             2010        $10.621      $13.039        27,633
                             2011        $13.039      $11.989        29,160
                             2012        $11.989      $13.949        24,980
                             2013        $13.949      $18.205        20,677
                             2014        $18.205      $20.306        15,130
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.329        52,794
                             2006        $11.329      $12.492       113,695
                             2007        $12.492      $10.216       109,245
                             2008        $10.216      $ 6.638        96,357
                             2009        $ 6.638      $ 8.323        92,684
                             2010        $ 8.323      $10.637        74,750
                             2011        $10.637      $10.517        72,960
                             2012        $10.517      $11.653        69,266
                             2013        $11.653      $15.522        43,027
                             2014        $15.522      $16.300        33,511
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.257        18,819
                             2006        $11.257      $12.481        45,956
                             2007        $12.481      $11.969        57,135
                             2008        $11.969      $ 7.460        57,686
                             2009        $ 7.460      $ 8.875        60,771
                             2010        $ 8.875      $ 9.836        53,057
                             2011        $ 9.836      $10.051        42,308
                             2012        $10.051      $11.298        38,376
                             2013        $11.298      $15.259        30,048
                             2014        $15.259      $17.438        16,057

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.388      $13.096        257,568
                             2006        $13.096      $13.200        227,629
                             2007        $13.200      $15.120        187,277
                             2008        $15.120      $ 7.556        165,737
                             2009        $ 7.556      $12.292        152,574
                             2010        $12.292      $14.434        140,029
                             2011        $14.434      $13.270        111,899
                             2012        $13.270      $14.778        120,469
                             2013        $14.778      $20.289         95,123
                             2014        $20.289      $21.554         78,953
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.030      $16.555        528,435
                             2006        $16.555      $19.613        525,273
                             2007        $19.613      $20.752        453,633
                             2008        $20.752      $11.938        399,240
                             2009        $11.938      $16.316        363,620
                             2010        $16.316      $19.578        327,945
                             2011        $19.578      $19.388        273,110
                             2012        $19.388      $22.291        217,410
                             2013        $22.291      $29.321        161,635
                             2014        $29.321      $31.525        131,800
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.768      $13.615         92,533
                             2006        $13.615      $14.182         84,229
                             2007        $14.182      $15.561         63,558
                             2008        $15.561      $ 8.768         54,320
                             2009        $ 8.768      $10.395         51,906
                             2010        $10.395      $11.762         42,642
                             2011        $11.762      $10.614         33,946
                             2012        $10.614      $12.170              0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.396      $14.720      1,692,330
                             2006        $14.720      $16.777      1,579,414
                             2007        $16.777      $16.092      1,433,747
                             2008        $16.092      $10.145      1,216,650
                             2009        $10.145      $12.794      1,114,963
                             2010        $12.794      $14.538        997,958
                             2011        $14.538      $13.977        802,960
                             2012        $13.977      $16.324        661,987
                             2013        $16.324      $21.748        525,117
                             2014        $21.748      $23.302        432,558

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.768        77,159
                             2007        $10.768      $11.407        66,993
                             2008        $11.407      $ 7.806        63,148
                             2009        $ 7.806      $ 9.811        58,633
                             2010        $ 9.811      $10.527        55,539
                             2011        $10.527      $10.308        53,164
                             2012        $10.308      $11.502        39,814
                             2013        $11.502      $14.564        36,287
                             2014        $14.564      $15.426        32,209
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.985      $13.436       587,556
                             2006        $13.436      $14.625       523,933
                             2007        $14.625      $14.922       477,295
                             2008        $14.922      $ 9.312       408,515
                             2009        $ 9.312      $11.334       381,858
                             2010        $11.334      $12.267       351,993
                             2011        $12.267      $12.040       335,925
                             2012        $12.040      $13.996       302,416
                             2013        $13.996      $17.975       235,658
                             2014        $17.975      $19.866       149,667
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.685      $13.378       284,190
                             2006        $13.378      $14.792       302,006
                             2007        $14.792      $15.014       233,588
                             2008        $15.014      $11.401       210,875
                             2009        $11.401      $13.715       208,065
                             2010        $13.715      $15.090       194,361
                             2011        $15.090      $14.628       201,695
                             2012        $14.628      $16.145       178,909
                             2013        $16.145      $19.802       127,415
                             2014        $19.802      $21.152       102,184
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.013       183,518
                             2012        $12.013      $13.380       159,127
                             2013        $13.380      $16.065       117,981
                             2014        $16.065      $15.854       100,231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.556      $15.178        423,825
                             2006        $15.178      $18.128        406,602
                             2007        $18.128      $19.006        355,135
                             2008        $19.006      $10.996        292,447
                             2009        $10.996      $12.540        257,977
                             2010        $12.540      $13.779        229,489
                             2011        $13.779      $14.847              0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.876      $14.953      1,018,304
                             2006        $14.953      $17.032        950,406
                             2007        $17.032      $17.148        814,975
                             2008        $17.148      $11.416        710,538
                             2009        $11.416      $13.915        636,658
                             2010        $13.915      $15.332        568,161
                             2011        $15.332      $14.718        434,822
                             2012        $14.718      $16.527        340,948
                             2013        $16.527      $21.713        265,644
                             2014        $21.713      $23.449        220,993
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.596         62,225
                             2014        $18.596      $18.553         56,489
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.152      $12.164        200,736
                             2006        $12.164      $13.023        180,513
                             2007        $13.023      $13.288        163,166
                             2008        $13.288      $10.023        141,061
                             2009        $10.023      $14.201        119,318
                             2010        $14.201      $15.336         95,689
                             2011        $15.336      $15.311         76,825
                             2012        $15.311      $17.818         67,728
                             2013        $17.818      $18.360              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.642      $13.249       186,933
                             2006        $13.249      $14.829       154,684
                             2007        $14.829      $14.980       126,485
                             2008        $14.980      $10.821        88,670
                             2009        $10.821      $13.274        83,089
                             2010        $13.274      $14.619        63,827
                             2011        $14.619      $15.540             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.044        28,077
                             2012        $ 8.044      $ 9.105        18,608
                             2013        $ 9.105      $10.615        22,742
                             2014        $10.615      $10.435        18,467
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.789      $11.367        30,705
                             2006        $11.367      $12.390        23,131
                             2007        $12.390      $13.297        20,634
                             2008        $13.297      $ 9.313        14,494
                             2009        $ 9.313      $11.877        15,999
                             2010        $11.877      $13.272         9,869
                             2011        $13.272      $12.187         9,013
                             2012        $12.187      $13.239         8,961
                             2013        $13.239      $16.703         5,321
                             2014        $16.703      $17.088         4,722
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.466      $15.786        87,685
                             2006        $15.786      $16.268        86,803
                             2007        $16.268      $18.787        85,796
                             2008        $18.787      $ 9.809        76,994
                             2009        $ 9.809      $15.064        69,894
                             2010        $15.064      $18.830        64,101
                             2011        $18.830      $16.762        47,485
                             2012        $16.762      $18.375        41,066
                             2013        $18.375      $24.652        27,315
                             2014        $24.652      $26.073        20,911

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.077      $13.413       684,206
                             2006        $13.413      $15.178       613,720
                             2007        $15.178      $15.650       546,807
                             2008        $15.650      $ 9.642       544,019
                             2009        $ 9.642      $11.937       523,288
                             2010        $11.937      $13.434       448,002
                             2011        $13.434      $13.396       362,449
                             2012        $13.396      $15.197       284,203
                             2013        $15.197      $19.635       227,394
                             2014        $19.635      $21.781       192,076
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $14.019      $14.516       226,779
                             2006        $14.516      $16.102       206,748
                             2007        $16.102      $16.028       182,860
                             2008        $16.028      $ 7.570       175,621
                             2009        $ 7.570      $10.984       144,679
                             2010        $10.984      $11.537       139,030
                             2011        $11.537      $10.946       112,205
                             2012        $10.946      $12.647       100,927
                             2013        $12.647      $16.554        81,163
                             2014        $16.554      $17.296        59,509
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.724        34,936
                             2007        $10.724      $12.033        59,894
                             2008        $12.033      $ 6.083        36,073
                             2009        $ 6.083      $ 8.157        45,600
                             2010        $ 8.157      $ 8.804        33,046
                             2011        $ 8.804      $ 9.582             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.545      $15.212        73,643
                             2006        $15.212      $17.933        70,934
                             2007        $17.933      $21.140        48,527
                             2008        $21.140      $13.817        42,693
                             2009        $13.817      $16.126        41,626
                             2010        $16.126      $16.905        37,718
                             2011        $16.905      $19.230        32,675
                             2012        $19.230      $22.367        21,847
                             2013        $22.367      $25.820        14,603
                             2014        $25.820      $27.290             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.468      $16.234         78,098
                             2006        $16.234      $17.162         84,452
                             2007        $17.162      $20.121         70,816
                             2008        $20.121      $10.077         69,826
                             2009        $10.077      $16.732         58,625
                             2010        $16.732      $20.661         54,194
                             2011        $20.661      $18.750         34,630
                             2012        $18.750      $20.553         28,298
                             2013        $20.553      $21.794              0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.971      $14.869        124,317
                             2006        $14.869      $18.967        109,160
                             2007        $18.967      $21.483         90,999
                             2008        $21.483      $12.059         59,683
                             2009        $12.059      $15.089         50,249
                             2010        $15.089      $15.851         47,124
                             2011        $15.851      $14.033         38,733
                             2012        $14.033      $16.284         36,008
                             2013        $16.284      $20.344         27,249
                             2014        $20.344      $18.108         21,051
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.851      $14.480         41,510
                             2006        $14.480      $16.831         34,505
                             2007        $16.831      $19.285         28,403
                             2008        $19.285      $10.614         27,637
                             2009        $10.614      $10.132              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.604      $10.735      1,009,551
                             2006        $10.735      $11.106      1,103,429
                             2007        $11.106      $11.532      1,103,099
                             2008        $11.532      $10.293        897,151
                             2009        $10.293      $12.363        884,208
                             2010        $12.363      $13.236        764,559
                             2011        $13.236      $13.612        600,132
                             2012        $13.612      $15.216        538,711
                             2013        $15.216      $15.065        467,430
                             2014        $15.065      $15.890        387,733

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.920      $ 9.890      1,059,818
                             2006        $ 9.890      $10.105      1,027,297
                             2007        $10.105      $10.201        930,092
                             2008        $10.201      $ 8.494        799,489
                             2009        $ 8.494      $ 8.805        738,542
                             2010        $ 8.805      $ 8.840        586,514
                             2011        $ 8.840      $ 8.895        432,352
                             2012        $ 8.895      $ 9.002        397,144
                             2013        $ 9.002      $ 8.849        383,742
                             2014        $ 8.849      $ 8.763        344,951
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.785      $ 9.854        704,574
                             2006        $ 9.854      $10.099        688,247
                             2007        $10.099      $10.381        836,583
                             2008        $10.381      $10.418        944,549
                             2009        $10.418      $10.233        701,934
                             2010        $10.233      $10.051        565,102
                             2011        $10.051      $ 9.873        445,515
                             2012        $ 9.873      $ 9.697        520,034
                             2013        $ 9.697      $ 9.524        505,064
                             2014        $ 9.524      $ 9.354        441,025
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.896      $14.932        558,613
                             2006        $14.932      $15.240        539,817
                             2007        $15.240      $17.845        485,775
                             2008        $17.845      $ 9.157        435,365
                             2009        $ 9.157      $15.365        373,643
                             2010        $15.365      $19.230        311,557
                             2011        $19.230      $17.571        267,443
                             2012        $17.571      $19.342        238,268
                             2013        $19.342      $28.565        201,324
                             2014        $28.565      $29.581        150,867

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.970      $13.766       263,391
                             2006        $13.766      $15.514       264,572
                             2007        $15.514      $16.511       242,918
                             2008        $16.511      $12.291       241,105
                             2009        $12.291      $14.417       267,015
                             2010        $14.417      $15.079       241,365
                             2011        $15.079      $13.606       181,003
                             2012        $13.606      $14.254       168,045
                             2013        $14.254      $15.163             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.484        33,890
                             2007        $ 9.484      $11.469        17,853
                             2008        $11.469      $ 6.324        63,070
                             2009        $ 6.324      $ 8.795        70,179
                             2010        $ 8.795      $10.733        78,454
                             2011        $10.733      $ 9.746        79,223
                             2012        $ 9.746      $10.061        73,606
                             2013        $10.061      $ 8.427        38,748
                             2014        $ 8.427      $ 6.735        31,143
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.696         2,821
                             2007        $10.696      $11.105         4,937
                             2008        $11.105      $ 9.307        14,398
                             2009        $ 9.307      $11.924        18,572
                             2010        $11.924      $13.122        22,241
                             2011        $13.122      $13.690        25,855
                             2012        $13.690      $15.830        22,667
                             2013        $15.830      $14.452        17,027
                             2014        $14.452      $14.393        11,703
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.111         7,240
                             2007        $10.111      $10.979        64,914
                             2008        $10.979      $10.014       122,143
                             2009        $10.014      $11.632       127,372
                             2010        $11.632      $12.338       137,203
                             2011        $12.338      $13.519        78,423
                             2012        $13.519      $14.424        60,790
                             2013        $14.424      $12.848        43,679
                             2014        $12.848      $12.995        32,190

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.293        60,346
                             2007        $10.293      $10.983       155,006
                             2008        $10.983      $11.295       251,545
                             2009        $11.295      $12.642       340,484
                             2010        $12.642      $13.410       278,385
                             2011        $13.410      $13.633       266,336
                             2012        $13.633      $14.659       168,618
                             2013        $14.659      $14.100       171,567
                             2014        $14.100      $14.426       127,521
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.998        42,530
                             2010        $ 7.998      $ 8.846        42,499
                             2011        $ 8.846      $ 8.855        33,883
                             2012        $ 8.855      $10.374        25,840
                             2013        $10.374      $13.491        23,406
                             2014        $13.491      $14.928        15,635
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $12.012      $12.270       100,498
                             2006        $12.270      $13.487        77,063
                             2007        $13.487      $13.371        67,710
                             2008        $13.371      $ 7.784        52,794
                             2009        $ 7.784      $ 9.604        51,060
                             2010        $ 9.604      $10.453        47,586
                             2011        $10.453      $10.551        41,835
                             2012        $10.551      $11.660        39,847
                             2013        $11.660      $13.523        33,436
                             2014        $13.523      $14.699        24,790
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.396      $13.845       103,872
                             2006        $13.845      $15.762        94,372
                             2007        $15.762      $14.543        82,711
                             2008        $14.543      $ 8.756        76,589
                             2009        $ 8.756      $11.162        55,728
                             2010        $11.162      $12.539        58,343
                             2011        $12.539      $11.743        45,353
                             2012        $11.743      $13.740        44,174
                             2013        $13.740      $18.308        29,484
                             2014        $18.308      $19.910        19,595

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.430      $15.902       355,556
                             2006        $15.902      $19.947       357,451
                             2007        $19.947      $21.227       346,127
                             2008        $21.227      $11.684       307,637
                             2009        $11.684      $14.302       268,156
                             2010        $14.302      $15.454       236,082
                             2011        $15.454      $12.608       213,356
                             2012        $12.608      $15.095       171,415
                             2013        $15.095      $18.986       145,536
                             2014        $18.986      $17.383       111,042
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.433      $14.355        10,818
                             2006        $14.355      $16.063         8,811
                             2007        $16.063      $14.959         7,412
                             2008        $14.959      $ 8.881         3,597
                             2009        $ 8.881      $11.410         3,267
                             2010        $11.410      $12.766         2,437
                             2011        $12.766      $12.543         1,258
                             2012        $12.543      $14.391         1,222
                             2013        $14.391      $19.098         1,148
                             2014        $19.098      $21.366           456
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.911        21,809
                             2006        $10.911      $12.432        38,307
                             2007        $12.432      $11.612        44,470
                             2008        $11.612      $ 6.299        47,112
                             2009        $ 6.299      $ 5.930             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.081      $12.541       262,613
                             2006        $12.541      $12.987       232,496
                             2007        $12.987      $13.457       195,573
                             2008        $13.457      $ 8.322       162,064
                             2009        $ 8.322      $13.395       138,929
                             2010        $13.395      $15.891       121,085
                             2011        $15.891      $12.821       109,042
                             2012        $12.821      $14.383        93,838
                             2013        $14.383      $20.302        78,913
                             2014        $20.302      $21.877        62,209

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.196      $13.431        89,271
                             2006        $13.431      $14.617        86,866
                             2007        $14.617      $15.272        76,596
                             2008        $15.272      $12.752        64,245
                             2009        $12.752      $16.295        55,845
                             2010        $16.295      $17.562        42,922
                             2011        $17.562      $18.436        29,156
                             2012        $18.436      $21.342        23,849
                             2013        $21.342      $19.124        23,749
                             2014        $19.124      $19.325        21,239
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.952      $23.586       132,293
                             2006        $23.586      $31.775       150,988
                             2007        $31.775      $43.828       131,533
                             2008        $43.828      $18.619        92,473
                             2009        $18.619      $31.107       103,188
                             2010        $31.107      $36.339        98,804
                             2011        $36.339      $29.181        81,458
                             2012        $29.181      $34.343        66,965
                             2013        $34.343      $33.357        53,667
                             2014        $33.357      $31.267        42,512
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.522      $14.871       478,749
                             2006        $14.871      $17.747       485,462
                             2007        $17.747      $19.132       430,629
                             2008        $19.132      $13.352       350,871
                             2009        $13.352      $16.989       346,172
                             2010        $16.989      $19.029       304,773
                             2011        $19.029      $20.380       215,320
                             2012        $20.380      $23.135       174,559
                             2013        $23.135      $27.189       135,664
                             2014        $27.189      $27.906       104,131
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $29.234        11,580
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.506       112,188
                             2014        $16.506      $16.534        83,906

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.318      $13.971       219,751
                             2006        $13.971      $14.244       207,752
                             2007        $14.244      $17.019       180,460
                             2008        $17.019      $ 8.466       149,586
                             2009        $ 8.466      $13.730       133,363
                             2010        $13.730      $16.534       113,697
                             2011        $16.534      $15.745        79,779
                             2012        $15.745      $17.635        69,603
                             2013        $17.635      $25.586        42,631
                             2014        $25.586      $26.658        38,445
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.595      $17.966       365,037
                             2006        $17.966      $19.257       361,315
                             2007        $19.257      $23.187       317,263
                             2008        $23.187      $12.110       252,202
                             2009        $12.110      $18.717       220,515
                             2010        $18.717      $24.314       196,336
                             2011        $24.314      $22.166       151,437
                             2012        $22.166      $23.616       129,969
                             2013        $23.616      $31.888        97,077
                             2014        $31.888      $31.893        80,168
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.858      $17.582       272,789
                             2006        $17.582      $19.312       262,092
                             2007        $19.312      $19.526       226,867
                             2008        $19.526      $11.422       191,537
                             2009        $11.422      $16.450       172,191
                             2010        $16.450      $20.446       157,070
                             2011        $20.446      $18.331       123,216
                             2012        $18.331      $20.650        91,807
                             2013        $20.650      $34.746        63,066
                             2014        $34.746      $29.393        55,423
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $17.028      $19.525       373,998
                             2006        $19.525      $26.401       347,422
                             2007        $26.401      $21.447       301,144
                             2008        $21.447      $13.047       254,512
                             2009        $13.047      $16.464       215,423
                             2010        $16.464      $20.944       182,945
                             2011        $20.944      $21.735       151,102
                             2012        $21.735      $24.679       127,717
                             2013        $24.679      $24.662       102,870
                             2014        $24.662      $31.349        81,940

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.393      $13.751        13,389
                             2006        $13.751      $15.791        12,166
                             2007        $15.791      $16.253        10,529
                             2008        $16.253      $ 9.461         9,411
                             2009        $ 9.461      $11.177         8,810
                             2010        $11.177      $12.375         7,412
                             2011        $12.375      $12.886         4,827
                             2012        $12.886      $14.829         3,507
                             2013        $14.829      $19.592         1,987
                             2014        $19.592      $21.018         1,367
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.977      $15.317        12,193
                             2006        $15.317      $14.850        12,009
                             2007        $14.850      $16.421        11,658
                             2008        $16.421      $ 9.252         5,908
                             2009        $ 9.252      $12.067        15,958
                             2010        $12.067      $13.598         7,005
                             2011        $13.598      $13.477         6,497
                             2012        $13.477      $15.025         7,022
                             2013        $15.025      $19.723         5,893
                             2014        $19.723      $21.870         4,301
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.858         6,883
                             2006        $11.858      $15.728         5,318
                             2007        $15.728      $16.299         6,047
                             2008        $16.299      $ 7.474         4,677
                             2009        $ 7.474      $ 9.857         4,503
                             2010        $ 9.857      $10.092         2,263
                             2011        $10.092      $ 7.981         2,381
                             2012        $ 7.981      $ 8.945         2,377
                             2013        $ 8.945      $10.777         2,354
                             2014        $10.777      $ 9.895         1,332

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.197      $13.750         3,119
                             2006        $13.750      $13.411         3,141
                             2007        $13.411      $14.955         3,108
                             2008        $14.955      $ 8.834         3,137
                             2009        $ 8.834      $11.889         3,041
                             2010        $11.889      $12.818         3,026
                             2011        $12.818      $12.171         2,761
                             2012        $12.171      $13.872         2,747
                             2013        $13.872      $18.655         2,735
                             2014        $18.655      $20.847         2,540
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.885      $16.628        12,394
                             2006        $16.628      $18.641        13,316
                             2007        $18.641      $18.576        13,207
                             2008        $18.576      $11.715         9,876
                             2009        $11.715      $16.405         5,780
                             2010        $16.405      $20.386         5,243
                             2011        $20.386      $18.286         4,234
                             2012        $18.286      $21.264         3,948
                             2013        $21.264      $28.728         3,240
                             2014        $28.728      $30.722         2,483
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.937         5,782
                             2006        $10.937      $13.259         5,753
                             2007        $13.259      $15.883         5,763
                             2008        $15.883      $ 9.860         5,744
                             2009        $ 9.860      $10.639             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.717             0
                             2006        $10.717      $12.732           184
                             2007        $12.732      $11.976           183
                             2008        $11.976      $ 6.934           181
                             2009        $ 6.934      $ 8.238           179
                             2010        $ 8.238      $ 9.010           178
                             2011        $ 9.010      $ 8.511           176
                             2012        $ 8.511      $ 9.652           175
                             2013        $ 9.652      $12.932           174
                             2014        $12.932      $14.062           172

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.872         7,206
                             2006        $11.872      $12.987         9,608
                             2007        $12.987      $14.952        10,041
                             2008        $14.952      $ 8.411         6,445
                             2009        $ 8.411      $11.185         4,562
                             2010        $11.185      $12.837         5,466
                             2011        $12.837      $12.251         5,327
                             2012        $12.251      $13.966         5,208
                             2013        $13.966      $17.952         4,804
                             2014        $17.952      $19.676         4,718
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.073         1,493
                             2006        $11.073      $12.267         2,198
                             2007        $12.267      $13.468         2,788
                             2008        $13.468      $ 7.681         2,017
                             2009        $ 7.681      $ 9.576         2,023
                             2010        $ 9.576      $10.768         2,006
                             2011        $10.768      $10.713         1,965
                             2012        $10.713      $12.435         3,888
                             2013        $12.435      $16.265         3,838
                             2014        $16.265      $17.598           531
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.459           389
                             2006        $10.459      $11.399           720
                             2007        $11.399      $11.473           490
                             2008        $11.473      $ 8.430           490
                             2009        $ 8.430      $11.872           490
                             2010        $11.872      $13.247           490
                             2011        $13.247      $13.487           470
                             2012        $13.487      $15.088           454
                             2013        $15.088      $15.654             0
                             2014        $15.654      $15.505             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.091         8,478
                             2006        $12.091      $13.341         6,087
                             2007        $13.341      $15.103         5,851
                             2008        $15.103      $ 8.953         5,548
                             2009        $ 8.953      $12.282         3,713
                             2010        $12.282      $15.500         1,054
                             2011        $15.500      $13.564           983
                             2012        $13.564      $15.253           950
                             2013        $15.253      $20.343           923
                             2014        $20.343      $21.173           899
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.196             0
                             2007        $10.196      $10.504           265
                             2008        $10.504      $10.596        31,344
                             2009        $10.596      $10.450        18,229
                             2010        $10.450      $10.265         4,852
                             2011        $10.265      $10.078        10,094
                             2012        $10.078      $ 9.893         9,825
                             2013        $ 9.893      $ 9.712         9,355
                             2014        $ 9.712      $ 9.534         7,205
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.136             0
                             2006        $11.136      $11.501             0
                             2007        $11.501      $12.905           504
                             2008        $12.905      $ 8.194           129
                             2009        $ 8.194      $10.695           124
                             2010        $10.695      $12.198           121
                             2011        $12.198      $11.399           123
                             2012        $11.399      $12.225           128
                             2013        $12.225      $16.498           115
                             2014        $16.498      $17.184             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.677      $10.829         6,128
                             2006        $10.829      $11.625         5,895
                             2007        $11.625      $11.720         5,669
                             2008        $11.720      $ 8.815         3,965
                             2009        $ 8.815      $12.347         3,342
                             2010        $12.347      $13.727         2,178
                             2011        $13.727      $14.090         1,541
                             2012        $14.090      $15.982           876
                             2013        $15.982      $16.916           893
                             2014        $16.916      $16.601           464
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.221      $11.192        17,818
                             2006        $11.192      $12.991        20,137
                             2007        $12.991      $13.229        19,765
                             2008        $13.229      $ 9.135        18,890
                             2009        $ 9.135      $12.158        19,806
                             2010        $12.158      $13.447        18,821
                             2011        $13.447      $13.515        17,630
                             2012        $13.515      $14.944         5,806
                             2013        $14.944      $16.715         3,909
                             2014        $16.715      $17.164         3,363
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.362         2,061
                             2006        $11.362      $13.725         2,051
                             2007        $13.725      $15.068         2,388
                             2008        $15.068      $10.582         2,321
                             2009        $10.582      $12.809         2,315
                             2010        $12.809      $14.077         3,737
                             2011        $14.077      $13.409         3,720
                             2012        $13.409      $14.920         3,686
                             2013        $14.920      $18.690         3,662
                             2014        $18.690      $19.394         3,700

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.933      $11.865           548
                             2006        $11.865      $13.789           976
                             2007        $13.789      $14.004           517
                             2008        $14.004      $ 8.645           483
                             2009        $ 8.645      $10.697           447
                             2010        $10.697      $11.675           417
                             2011        $11.675      $11.342           386
                             2012        $11.342      $12.718           360
                             2013        $12.718      $16.012           334
                             2014        $16.012      $16.837           311
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.500      $12.437        14,246
                             2006        $12.437      $14.827        14,189
                             2007        $14.827      $16.802        12,746
                             2008        $16.802      $ 9.833        12,796
                             2009        $ 9.833      $13.227         6,290
                             2010        $13.227      $14.076         4,805
                             2011        $14.076      $12.348         4,746
                             2012        $12.348      $14.330         4,717
                             2013        $14.330      $17.297         4,690
                             2014        $17.297      $15.089         4,169
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.506           949
                             2006        $10.506      $12.648         1,273
                             2007        $12.648      $12.446         1,277
                             2008        $12.446      $ 8.098           230
                             2009        $ 8.098      $ 9.405           240
                             2010        $ 9.405      $10.266           244
                             2011        $10.266      $ 9.366           248
                             2012        $ 9.366      $10.952           244
                             2013        $10.952      $14.324           237
                             2014        $14.324      $15.879           227

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.358        4,856
                             2006        $11.358      $12.952        2,327
                             2007        $12.952      $13.050        2,202
                             2008        $13.050      $ 8.107        2,190
                             2009        $ 8.107      $10.596          484
                             2010        $10.596      $13.001        3,778
                             2011        $13.001      $11.949        3,755
                             2012        $11.949      $13.894        3,736
                             2013        $13.894      $18.125        3,719
                             2014        $18.125      $20.206        3,705
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.325        4,549
                             2006        $11.325      $12.481        4,917
                             2007        $12.481      $10.203        4,814
                             2008        $10.203      $ 6.626        4,772
                             2009        $ 6.626      $ 8.303        3,009
                             2010        $ 8.303      $10.606        2,362
                             2011        $10.606      $10.481        2,280
                             2012        $10.481      $11.608        2,253
                             2013        $11.608      $15.454        1,416
                             2014        $15.454      $16.220        1,440
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.253        4,225
                             2006        $11.253      $12.471        4,241
                             2007        $12.471      $11.953        4,793
                             2008        $11.953      $ 7.446        3,921
                             2009        $ 7.446      $ 8.854          523
                             2010        $ 8.854      $ 9.808          491
                             2011        $ 9.808      $10.017          447
                             2012        $10.017      $11.254          450
                             2013        $11.254      $15.192          410
                             2014        $15.192      $17.353          258

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.378      $13.079        10,109
                             2006        $13.079      $13.176        10,083
                             2007        $13.176      $15.084         9,907
                             2008        $15.084      $ 7.534         9,573
                             2009        $ 7.534      $12.250         2,861
                             2010        $12.250      $14.378         2,480
                             2011        $14.378      $13.212         2,326
                             2012        $13.212      $14.705         3,041
                             2013        $14.705      $20.180         2,984
                             2014        $20.180      $21.426         2,946
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.018      $16.533        18,484
                             2006        $16.533      $19.577        18,870
                             2007        $19.577      $20.702        17,661
                             2008        $20.702      $11.904        14,968
                             2009        $11.904      $16.260        11,306
                             2010        $16.260      $19.502         9,649
                             2011        $19.502      $19.302         8,935
                             2012        $19.302      $22.181         7,625
                             2013        $22.181      $29.162         6,473
                             2014        $29.162      $31.338         5,627
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.757      $13.597         1,686
                             2006        $13.597      $14.156         1,677
                             2007        $14.156      $15.524         1,611
                             2008        $15.524      $ 8.743         1,599
                             2009        $ 8.743      $10.360         1,588
                             2010        $10.360      $11.716         1,578
                             2011        $11.716      $10.567         1,079
                             2012        $10.567      $12.115             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.384      $14.700        78,954
                             2006        $14.700      $16.746        78,985
                             2007        $16.746      $16.054        73,591
                             2008        $16.054      $10.116        66,042
                             2009        $10.116      $12.751        52,072
                             2010        $12.751      $14.481        36,907
                             2011        $14.481      $13.915        29,717
                             2012        $13.915      $16.244        22,612
                             2013        $16.244      $21.630        17,465
                             2014        $21.630      $23.164        16,284

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.764        10,679
                             2007        $10.764      $11.397        10,635
                             2008        $11.397      $ 7.795         8,670
                             2009        $ 7.795      $ 9.793         1,636
                             2010        $ 9.793      $10.502           470
                             2011        $10.502      $10.279           473
                             2012        $10.279      $11.462           276
                             2013        $11.462      $14.507           274
                             2014        $14.507      $15.358           272
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.974      $13.418        42,667
                             2006        $13.418      $14.598        35,818
                             2007        $14.598      $14.887        34,950
                             2008        $14.887      $ 9.285        31,455
                             2009        $ 9.285      $11.296        21,851
                             2010        $11.296      $12.220        19,407
                             2011        $12.220      $11.987        13,445
                             2012        $11.987      $13.928         2,829
                             2013        $13.928      $17.878         2,603
                             2014        $17.878      $19.749         2,239
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.675      $13.360        11,710
                             2006        $13.360      $14.765        11,431
                             2007        $14.765      $14.979        10,811
                             2008        $14.979      $11.368        10,618
                             2009        $11.368      $13.668         8,326
                             2010        $13.668      $15.031         6,179
                             2011        $15.031      $14.563         6,169
                             2012        $14.563      $16.066         5,518
                             2013        $16.066      $19.695         5,419
                             2014        $19.695      $21.027         5,329
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.960         2,552
                             2012        $11.960      $13.314         1,554
                             2013        $13.314      $15.978         1,430
                             2014        $15.978      $15.760         1,412

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.543      $15.158         8,447
                             2006        $15.158      $18.094         8,149
                             2007        $18.094      $18.961         7,279
                             2008        $18.961      $10.965         6,775
                             2009        $10.965      $12.497         8,630
                             2010        $12.497      $13.725         4,797
                             2011        $13.725      $14.786             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.865      $14.933        49,163
                             2006        $14.933      $17.001        39,602
                             2007        $17.001      $17.107        38,697
                             2008        $17.107      $11.383        37,668
                             2009        $11.383      $13.868        28,917
                             2010        $13.868      $15.272        24,705
                             2011        $15.272      $14.653        22,142
                             2012        $14.653      $16.446        17,189
                             2013        $16.446      $21.595        15,670
                             2014        $21.595      $23.310        15,169
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.496         6,084
                             2014        $18.496      $18.443         6,041
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.141      $12.148        11,932
                             2006        $12.148      $12.999        10,567
                             2007        $12.999      $13.256        10,434
                             2008        $13.256      $ 9.994         9,977
                             2009        $ 9.994      $14.153         9,672
                             2010        $14.153      $15.276         9,578
                             2011        $15.276      $15.243         8,946
                             2012        $15.243      $17.731         6,089
                             2013        $17.731      $18.267             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.631      $13.232         1,841
                             2006        $13.232      $14.802         1,720
                             2007        $14.802      $14.944         1,712
                             2008        $14.944      $10.790         1,702
                             2009        $10.790      $13.229           575
                             2010        $13.229      $14.562            79
                             2011        $14.562      $15.477             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.021           250
                             2012        $ 8.021      $ 9.074           246
                             2013        $ 9.074      $10.574           255
                             2014        $10.574      $10.389             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.786      $11.357         1,941
                             2006        $11.357      $12.373         1,932
                             2007        $12.373      $13.272         1,925
                             2008        $13.272      $ 9.291         1,917
                             2009        $ 9.291      $11.843         1,885
                             2010        $11.843      $13.227         1,744
                             2011        $13.227      $12.139         1,712
                             2012        $12.139      $13.181         1,705
                             2013        $13.181      $16.621         1,698
                             2014        $16.621      $16.996         1,692
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.454      $15.765         7,320
                             2006        $15.765      $16.238         5,454
                             2007        $16.238      $18.742         5,371
                             2008        $18.742      $ 9.781         5,112
                             2009        $ 9.781      $15.013         3,765
                             2010        $15.013      $18.756         3,680
                             2011        $18.756      $16.688         3,599
                             2012        $16.688      $18.285         1,968
                             2013        $18.285      $24.519         1,912
                             2014        $24.519      $25.919         1,864
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.066      $13.395        80,663
                             2006        $13.395      $15.149        81,629
                             2007        $15.149      $15.613        80,162
                             2008        $15.613      $ 9.614        75,601
                             2009        $ 9.614      $11.897        69,221
                             2010        $11.897      $13.381        61,958
                             2011        $13.381      $13.337        58,211
                             2012        $13.337      $15.122        40,938
                             2013        $15.122      $19.528        11,719
                             2014        $19.528      $21.652        10,070

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $14.007      $14.496        6,637
                             2006        $14.496      $16.072        6,156
                             2007        $16.072      $15.989        6,210
                             2008        $15.989      $ 7.548        7,503
                             2009        $ 7.548      $10.947        5,708
                             2010        $10.947      $11.492        4,689
                             2011        $11.492      $10.898        3,065
                             2012        $10.898      $12.585        2,393
                             2013        $12.585      $16.464        1,304
                             2014        $16.464      $17.193          976
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.720            0
                             2007        $10.720      $12.023          772
                             2008        $12.023      $ 6.075          246
                             2009        $ 6.075      $ 8.142          235
                             2010        $ 8.142      $ 8.783          240
                             2011        $ 8.783      $ 9.557            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.534      $15.192        1,360
                             2006        $15.192      $17.900        1,248
                             2007        $17.900      $21.090        1,109
                             2008        $21.090      $13.777        1,143
                             2009        $13.777      $16.071          522
                             2010        $16.071      $16.839          502
                             2011        $16.839      $19.145          105
                             2012        $19.145      $22.257            0
                             2013        $22.257      $25.681            0
                             2014        $25.681      $27.138            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.457      $16.212           37
                             2006        $16.212      $17.130          414
                             2007        $17.130      $20.073            0
                             2008        $20.073      $10.048            0
                             2009        $10.048      $16.675            0
                             2010        $16.675      $20.580            0
                             2011        $20.580      $18.668            0
                             2012        $18.668      $20.452            0
                             2013        $20.452      $21.683            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.959      $14.849         6,840
                             2006        $14.849      $18.931         6,340
                             2007        $18.931      $21.432         5,761
                             2008        $21.432      $12.024         5,450
                             2009        $12.024      $15.038         4,593
                             2010        $15.038      $15.789         3,670
                             2011        $15.789      $13.972         2,287
                             2012        $13.972      $16.204           751
                             2013        $16.204      $20.234           730
                             2014        $20.234      $18.001           242
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.839      $14.460         6,095
                             2006        $14.460      $16.799         6,044
                             2007        $16.799      $19.240         5,831
                             2008        $19.240      $10.583         5,730
                             2009        $10.583      $10.101             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.595      $10.721        54,063
                             2006        $10.721      $11.086        43,694
                             2007        $11.086      $11.504        42,917
                             2008        $11.504      $10.264        44,087
                             2009        $10.264      $12.321        41,534
                             2010        $12.321      $13.184        32,392
                             2011        $13.184      $13.552        23,647
                             2012        $13.552      $15.141        16,834
                             2013        $15.141      $14.983        10,280
                             2014        $14.983      $15.795         7,828
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.912      $ 9.877        33,836
                             2006        $ 9.877      $10.086        34,411
                             2007        $10.086      $10.177        32,992
                             2008        $10.177      $ 8.469        26,542
                             2009        $ 8.469      $ 8.776        26,038
                             2010        $ 8.776      $ 8.805        25,361
                             2011        $ 8.805      $ 8.856        22,575
                             2012        $ 8.856      $ 8.957        17,692
                             2013        $ 8.957      $ 8.801        16,880
                             2014        $ 8.801      $ 8.711        16,534

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.777      $ 9.841        61,920
                             2006        $ 9.841      $10.081        60,617
                             2007        $10.081      $10.356        56,312
                             2008        $10.356      $10.388        50,704
                             2009        $10.388      $10.199        54,084
                             2010        $10.199      $10.012        23,176
                             2011        $10.012      $ 9.829        17,095
                             2012        $ 9.829      $ 9.649         5,851
                             2013        $ 9.649      $ 9.472         6,212
                             2014        $ 9.472      $ 9.299         4,297
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.885      $14.912        20,762
                             2006        $14.912      $15.212        19,955
                             2007        $15.212      $17.803        18,814
                             2008        $17.803      $ 9.131        19,933
                             2009        $ 9.131      $15.313        16,496
                             2010        $15.313      $19.155        12,004
                             2011        $19.155      $17.493         9,992
                             2012        $17.493      $19.247         7,156
                             2013        $19.247      $28.410         5,212
                             2014        $28.410      $29.406         4,625
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.959      $13.747         8,465
                             2006        $13.747      $15.485         7,891
                             2007        $15.485      $16.472         7,330
                             2008        $16.472      $12.255         5,907
                             2009        $12.255      $14.368        16,726
                             2010        $14.368      $15.021         8,641
                             2011        $15.021      $13.546         4,379
                             2012        $13.546      $14.184         3,949
                             2013        $14.184      $15.086             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.481         1,661
                             2007        $ 9.481      $11.459         1,580
                             2008        $11.459      $ 6.315         1,497
                             2009        $ 6.315      $ 8.779         1,380
                             2010        $ 8.779      $10.707         1,284
                             2011        $10.707      $ 9.718         1,204
                             2012        $ 9.718      $10.027         1,122
                             2013        $10.027      $ 8.394         1,053
                             2014        $ 8.394      $ 6.706         1,095

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.692           105
                             2007        $10.692      $11.095           104
                             2008        $11.095      $ 9.294           103
                             2009        $ 9.294      $11.902           102
                             2010        $11.902      $13.091           101
                             2011        $13.091      $13.650           100
                             2012        $13.650      $15.777            99
                             2013        $15.777      $14.396            99
                             2014        $14.396      $14.330            98
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.108           316
                             2007        $10.108      $10.970           314
                             2008        $10.970      $10.000           311
                             2009        $10.000      $11.610        18,034
                             2010        $11.610      $12.309        17,947
                             2011        $12.309      $13.480        13,346
                             2012        $13.480      $14.376        15,047
                             2013        $14.376      $12.797         4,955
                             2014        $12.797      $12.937           467
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.290           166
                             2007        $10.290      $10.974         1,181
                             2008        $10.974      $11.280           322
                             2009        $11.280      $12.618        16,754
                             2010        $12.618      $13.378        17,463
                             2011        $13.378      $13.593        12,524
                             2012        $13.593      $14.609        12,352
                             2013        $14.609      $14.045         3,050
                             2014        $14.045      $14.362           384
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.979         1,734
                             2010        $ 7.979      $ 8.820         1,690
                             2011        $ 8.820      $ 8.824         1,043
                             2012        $ 8.824      $10.334         1,028
                             2013        $10.334      $13.432           987
                             2014        $13.432      $14.854           172

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $12.002      $12.253        6,373
                             2006        $12.253      $13.462        6,297
                             2007        $13.462      $13.339        6,035
                             2008        $13.339      $ 7.761        5,683
                             2009        $ 7.761      $ 9.571        3,870
                             2010        $ 9.571      $10.412        3,708
                             2011        $10.412      $10.504        2,730
                             2012        $10.504      $11.603        1,727
                             2013        $11.603      $13.450        1,719
                             2014        $13.450      $14.612        1,763
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.385      $13.826          506
                             2006        $13.826      $15.732          259
                             2007        $15.732      $14.509          178
                             2008        $14.509      $ 8.730          236
                             2009        $ 8.730      $11.124          211
                             2010        $11.124      $12.490          160
                             2011        $12.490      $11.692          172
                             2012        $11.692      $13.672            0
                             2013        $13.672      $18.209            0
                             2014        $18.209      $19.792            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.418      $15.880        6,991
                             2006        $15.880      $19.910        6,816
                             2007        $19.910      $21.177        6,443
                             2008        $21.177      $11.650        5,709
                             2009        $11.650      $14.253        5,650
                             2010        $14.253      $15.394        4,903
                             2011        $15.394      $12.552        4,194
                             2012        $12.552      $15.021        3,967
                             2013        $15.021      $18.883        3,733
                             2014        $18.883      $17.280        3,654
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.421      $14.335            0
                             2006        $14.335      $16.033            0
                             2007        $16.033      $14.923            0
                             2008        $14.923      $ 8.855            0
                             2009        $ 8.855      $11.371            0
                             2010        $11.371      $12.716            0
                             2011        $12.716      $12.488            0
                             2012        $12.488      $14.321            0
                             2013        $14.321      $18.995            0
                             2014        $18.995      $21.239            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.907        1,636
                             2006        $10.907      $12.422        1,634
                             2007        $12.422      $11.596        2,032
                             2008        $11.596      $ 6.288        1,766
                             2009        $ 6.288      $ 5.918            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.071      $12.524        8,665
                             2006        $12.524      $12.962        8,602
                             2007        $12.962      $13.425        8,237
                             2008        $13.425      $ 8.298        8,246
                             2009        $ 8.298      $13.349        7,841
                             2010        $13.349      $15.829        7,118
                             2011        $15.829      $12.765        6,644
                             2012        $12.765      $14.312        6,433
                             2013        $14.312      $20.192        6,273
                             2014        $20.192      $21.748        6,140
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.185      $13.413        1,761
                             2006        $13.413      $14.590        1,751
                             2007        $14.590      $15.235        1,723
                             2008        $15.235      $12.715        1,638
                             2009        $12.715      $16.239        1,549
                             2010        $16.239      $17.493        1,402
                             2011        $17.493      $18.355        1,186
                             2012        $18.355      $21.237          961
                             2013        $21.237      $19.021          964
                             2014        $19.021      $19.210          961
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.937      $23.554        1,532
                             2006        $23.554      $31.716        1,589
                             2007        $31.716      $43.724        1,270
                             2008        $43.724      $18.565          965
                             2009        $18.565      $31.002          939
                             2010        $31.002      $36.198        1,001
                             2011        $36.198      $29.053          981
                             2012        $29.053      $34.175          891
                             2013        $34.175      $33.176          874
                             2014        $33.176      $31.082          900

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.510      $14.851        21,812
                             2006        $14.851      $17.714        23,913
                             2007        $17.714      $19.087        23,577
                             2008        $19.087      $13.313        22,960
                             2009        $13.313      $16.932        15,382
                             2010        $16.932      $18.955        11,998
                             2011        $18.955      $20.291        10,390
                             2012        $20.291      $23.022         9,991
                             2013        $23.022      $27.041         7,840
                             2014        $27.041      $27.741         6,829
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $29.061             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.417         3,638
                             2014        $16.417      $16.436         3,455
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.307      $13.952         9,435
                             2006        $13.952      $14.218         9,395
                             2007        $14.218      $16.978         9,550
                             2008        $16.978      $ 8.441         9,363
                             2009        $ 8.441      $13.684         9,112
                             2010        $13.684      $16.470         8,588
                             2011        $16.470      $15.676         5,728
                             2012        $15.676      $17.549         5,420
                             2013        $17.549      $25.447         5,386
                             2014        $25.447      $26.500         5,355
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.582      $17.941        13,905
                             2006        $17.941      $19.221        13,700
                             2007        $19.221      $23.132        12,057
                             2008        $23.132      $12.076         9,098
                             2009        $12.076      $18.653         5,662
                             2010        $18.653      $24.219         3,533
                             2011        $24.219      $22.069         2,609
                             2012        $22.069      $23.500         2,156
                             2013        $23.500      $31.715         1,214
                             2014        $31.715      $31.705           890

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.845      $17.558        12,546
                             2006        $17.558      $19.276        12,441
                             2007        $19.276      $19.480        11,050
                             2008        $19.480      $11.389        10,732
                             2009        $11.389      $16.394         6,618
                             2010        $16.394      $20.367         5,106
                             2011        $20.367      $18.250         5,036
                             2012        $18.250      $20.548         3,376
                             2013        $20.548      $34.558         2,789
                             2014        $34.558      $29.219         2,775
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $17.013      $19.499         9,640
                             2006        $19.499      $26.352         9,040
                             2007        $26.352      $21.396         8,422
                             2008        $21.396      $13.009         8,579
                             2009        $13.009      $16.408         7,030
                             2010        $16.408      $20.863         6,224
                             2011        $20.863      $21.639         4,224
                             2012        $21.639      $24.558         3,763
                             2013        $24.558      $24.529         3,497
                             2014        $24.529      $31.163         3,246

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.7

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.381      $13.732        6,229
                             2006        $13.732      $15.762        6,183
                             2007        $15.762      $16.214        6,158
                             2008        $16.214      $ 9.434        6,144
                             2009        $ 9.434      $11.139        3,925
                             2010        $11.139      $12.327        3,885
                             2011        $12.327      $12.829        3,685
                             2012        $12.829      $14.756        3,661
                             2013        $14.756      $19.486        3,089
                             2014        $19.486      $20.893        2,911
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.966      $15.297          418
                             2006        $15.297      $14.822          460
                             2007        $14.822      $16.382          466
                             2008        $16.382      $ 9.226          473
                             2009        $ 9.226      $12.026          309
                             2010        $12.026      $13.545          297
                             2011        $13.545      $13.418          272
                             2012        $13.418      $14.951          264
                             2013        $14.951      $19.616          238
                             2014        $19.616      $21.740          214
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.854          791
                             2006        $11.854      $15.715        3,274
                             2007        $15.715      $16.277        3,179
                             2008        $16.277      $ 7.460        4,284
                             2009        $ 7.460      $ 9.833        2,190
                             2010        $ 9.833      $10.063        2,116
                             2011        $10.063      $ 7.954        2,518
                             2012        $ 7.954      $ 8.910        1,464
                             2013        $ 8.910      $10.729        1,357
                             2014        $10.729      $ 9.846        1,449

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.186      $13.732          108
                             2006        $13.732      $13.386          108
                             2007        $13.386      $14.920          108
                             2008        $14.920      $ 8.809          108
                             2009        $ 8.809      $11.849            0
                             2010        $11.849      $12.768            0
                             2011        $12.768      $12.117            0
                             2012        $12.117      $13.804            0
                             2013        $13.804      $18.554            0
                             2014        $18.554      $20.723            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.872      $16.606        2,514
                             2006        $16.606      $18.607        2,511
                             2007        $18.607      $18.532          556
                             2008        $18.532      $11.682          554
                             2009        $11.682      $16.350          472
                             2010        $16.350      $20.306          469
                             2011        $20.306      $18.205          468
                             2012        $18.205      $21.159          466
                             2013        $21.159      $28.572            0
                             2014        $28.572      $30.540            0
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.933            0
                             2006        $10.933      $13.248            0
                             2007        $13.248      $15.861            0
                             2008        $15.861      $ 9.842            0
                             2009        $ 9.842      $10.615            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.713          118
                             2006        $10.713      $12.722          117
                             2007        $12.722      $11.960          117
                             2008        $11.960      $ 6.921          116
                             2009        $ 6.921      $ 8.219          115
                             2010        $ 8.219      $ 8.984          115
                             2011        $ 8.984      $ 8.482          114
                             2012        $ 8.482      $ 9.615          114
                             2013        $ 9.615      $12.875          113
                             2014        $12.875      $13.993          113

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.868        4,576
                             2006        $11.868      $12.976        4,824
                             2007        $12.976      $14.932        4,528
                             2008        $14.932      $ 8.395        4,166
                             2009        $ 8.395      $11.158        3,719
                             2010        $11.158      $12.800        3,361
                             2011        $12.800      $12.209        3,039
                             2012        $12.209      $13.911        2,734
                             2013        $13.911      $17.873        3,679
                             2014        $17.873      $19.579        3,453
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.069        2,187
                             2006        $11.069      $12.256        4,717
                             2007        $12.256      $13.449        4,555
                             2008        $13.449      $ 7.666        4,391
                             2009        $ 7.666      $ 9.553        3,580
                             2010        $ 9.553      $10.736        3,406
                             2011        $10.736      $10.677        3,247
                             2012        $10.677      $12.386        3,047
                             2013        $12.386      $16.193        1,612
                             2014        $16.193      $17.512        1,518
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.456          371
                             2006        $10.456      $11.389        2,968
                             2007        $11.389      $11.457        2,685
                             2008        $11.457      $ 8.414        2,553
                             2009        $ 8.414      $11.844        2,207
                             2010        $11.844      $13.209        1,812
                             2011        $13.209      $13.441        1,787
                             2012        $13.441      $15.029          494
                             2013        $15.029      $15.585          504
                             2014        $15.585      $15.429          511

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.087           0
                             2006        $12.087      $13.330           0
                             2007        $13.330      $15.082           0
                             2008        $15.082      $ 8.936           0
                             2009        $ 8.936      $12.252           0
                             2010        $12.252      $15.456           0
                             2011        $15.456      $13.518           0
                             2012        $13.518      $15.194           0
                             2013        $15.194      $20.254           0
                             2014        $20.254      $21.069           0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.193           0
                             2007        $10.193      $10.495           0
                             2008        $10.495      $10.581           0
                             2009        $10.581      $10.431           0
                             2010        $10.431      $10.241           0
                             2011        $10.241      $10.049           0
                             2012        $10.049      $ 9.860           0
                             2013        $ 9.860      $ 9.674           0
                             2014        $ 9.674      $ 9.492           0
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.132           0
                             2006        $11.132      $11.491         979
                             2007        $11.491      $12.887         916
                             2008        $12.887      $ 8.178         841
                             2009        $ 8.178      $10.669           0
                             2010        $10.669      $12.163           0
                             2011        $12.163      $11.360           0
                             2012        $11.360      $12.178           0
                             2013        $12.178      $16.426           0
                             2014        $16.426      $17.099           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.674      $10.820        1,263
                             2006        $10.820      $11.610        1,229
                             2007        $11.610      $11.698        1,192
                             2008        $11.698      $ 8.794        1,090
                             2009        $ 8.794      $12.312        1,018
                             2010        $12.312      $13.681          949
                             2011        $13.681      $14.035          624
                             2012        $14.035      $15.912          604
                             2013        $15.912      $16.833          619
                             2014        $16.833      $16.511          405
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.217      $11.183        5,063
                             2006        $11.183      $12.973        6,289
                             2007        $12.973      $13.205        6,157
                             2008        $13.205      $ 9.113        5,998
                             2009        $ 9.113      $12.123        5,808
                             2010        $12.123      $13.402        5,657
                             2011        $13.402      $13.463        8,253
                             2012        $13.463      $14.879        8,057
                             2013        $14.879      $16.633        6,682
                             2014        $16.633      $17.071        6,578
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.358            0
                             2006        $11.358      $13.714            0
                             2007        $13.714      $15.047            0
                             2008        $15.047      $10.562            0
                             2009        $10.562      $12.778            0
                             2010        $12.778      $14.036            0
                             2011        $14.036      $13.364            0
                             2012        $13.364      $14.862            0
                             2013        $14.862      $18.608            0
                             2014        $18.608      $19.298            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.929      $11.855        1,308
                             2006        $11.855      $13.770        2,411
                             2007        $13.770      $13.978        2,281
                             2008        $13.978      $ 8.625        2,304
                             2009        $ 8.625      $10.666        2,238
                             2010        $10.666      $11.636        2,037
                             2011        $11.636      $11.297        2,061
                             2012        $11.297      $12.662        1,287
                             2013        $12.662      $15.934        1,266
                             2014        $15.934      $16.746        1,145
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.496      $12.426        1,665
                             2006        $12.426      $14.807        3,932
                             2007        $14.807      $16.771        3,661
                             2008        $16.771      $ 9.810        3,675
                             2009        $ 9.810      $13.189        3,480
                             2010        $13.189      $14.028        3,280
                             2011        $14.028      $12.300        3,342
                             2012        $12.300      $14.267        2,531
                             2013        $14.267      $17.212        1,355
                             2014        $17.212      $15.007        1,250
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.503          253
                             2006        $10.503      $12.637          404
                             2007        $12.637      $12.429          410
                             2008        $12.429      $ 8.083          440
                             2009        $ 8.083      $ 9.382          444
                             2010        $ 9.382      $10.236          442
                             2011        $10.236      $ 9.335          459
                             2012        $ 9.335      $10.910          444
                             2013        $10.910      $14.261          408
                             2014        $14.261      $15.801          392

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.355          122
                             2006        $11.355      $12.941          121
                             2007        $12.941      $13.032          137
                             2008        $13.032      $ 8.092          130
                             2009        $ 8.092      $10.570          139
                             2010        $10.570      $12.964          122
                             2011        $12.964      $11.908          118
                             2012        $11.908      $13.840          113
                             2013        $13.840      $18.045           99
                             2014        $18.045      $20.107           90
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.321           93
                             2006        $11.321      $12.471          211
                             2007        $12.471      $10.189          245
                             2008        $10.189      $ 6.613          279
                             2009        $ 6.613      $ 8.284          263
                             2010        $ 8.284      $10.575          232
                             2011        $10.575      $10.446          232
                             2012        $10.446      $11.563          232
                             2013        $11.563      $15.385          204
                             2014        $15.385      $16.141          201
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.249        2,321
                             2006        $11.249      $12.460        3,654
                             2007        $12.460      $11.936        3,602
                             2008        $11.936      $ 7.432        3,429
                             2009        $ 7.432      $ 8.833        2,506
                             2010        $ 8.833      $ 9.779        2,336
                             2011        $ 9.779      $ 9.983        2,179
                             2012        $ 9.983      $11.210        2,038
                             2013        $11.210      $15.125        1,885
                             2014        $15.125      $17.267        1,771
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.367      $13.061        1,107
                             2006        $13.061      $13.151        1,502
                             2007        $13.151      $15.048        1,445
                             2008        $15.048      $ 7.512        1,362
                             2009        $ 7.512      $12.209        1,090
                             2010        $12.209      $14.322          999
                             2011        $14.322      $13.154          640
                             2012        $13.154      $14.633          586
                             2013        $14.633      $20.070          505
                             2014        $20.070      $21.299          449

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.005      $16.511         8,566
                             2006        $16.511      $19.540         9,503
                             2007        $19.540      $20.653         7,526
                             2008        $20.653      $11.869         7,361
                             2009        $11.869      $16.205         6,545
                             2010        $16.205      $19.426         6,494
                             2011        $19.426      $19.217         6,249
                             2012        $19.217      $22.072         6,216
                             2013        $22.072      $29.004         5,493
                             2014        $29.004      $31.153         5,300
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.746      $13.579           106
                             2006        $13.579      $14.130           106
                             2007        $14.130      $15.488           106
                             2008        $15.488      $ 8.718           106
                             2009        $ 8.718      $10.325             0
                             2010        $10.325      $11.670             0
                             2011        $11.670      $10.521             0
                             2012        $10.521      $12.059             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.372      $14.680        14,054
                             2006        $14.680      $16.715        15,295
                             2007        $16.715      $16.015        11,571
                             2008        $16.015      $10.087        11,329
                             2009        $10.087      $12.708        10,194
                             2010        $12.708      $14.425         9,986
                             2011        $14.425      $13.854         5,678
                             2012        $13.854      $16.164         5,534
                             2013        $16.164      $21.513         2,941
                             2014        $21.513      $23.027         2,525
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.760             0
                             2007        $10.760      $11.387             0
                             2008        $11.387      $ 7.784             0
                             2009        $ 7.784      $ 9.774             0
                             2010        $ 9.774      $10.477             0
                             2011        $10.477      $10.249             0
                             2012        $10.249      $11.424             0
                             2013        $11.424      $14.451             0
                             2014        $14.451      $15.290             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.963      $13.400         3,905
                             2006        $13.400      $14.571         3,888
                             2007        $14.571      $14.852         3,858
                             2008        $14.852      $ 9.258         3,859
                             2009        $ 9.258      $11.258         3,664
                             2010        $11.258      $12.172         3,589
                             2011        $12.172      $11.935         3,050
                             2012        $11.935      $13.859         2,982
                             2013        $13.859      $17.781         2,913
                             2014        $17.781      $19.632         2,362
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.664      $13.342         4,951
                             2006        $13.342      $14.737         5,316
                             2007        $14.737      $14.943         5,294
                             2008        $14.943      $11.335         5,214
                             2009        $11.335      $13.622         5,133
                             2010        $13.622      $14.973         5,108
                             2011        $14.973      $14.499         9,464
                             2012        $14.499      $15.987         9,423
                             2013        $15.987      $19.588        12,364
                             2014        $19.588      $20.903        12,320
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.908         1,470
                             2012        $11.908      $13.249         1,470
                             2013        $13.249      $15.891         1,470
                             2014        $15.891      $15.666         1,470
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.531      $15.137         1,743
                             2006        $15.137      $18.060         1,743
                             2007        $18.060      $18.916         1,743
                             2008        $18.916      $10.933         1,742
                             2009        $10.933      $12.455         1,470
                             2010        $12.455      $13.672         1,470
                             2011        $13.672      $14.726             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.853      $14.913        7,705
                             2006        $14.913      $16.969        7,996
                             2007        $16.969      $17.067        7,968
                             2008        $17.067      $11.351        7,689
                             2009        $11.351      $13.821        6,204
                             2010        $13.821      $15.213        6,156
                             2011        $15.213      $14.588        5,730
                             2012        $14.588      $16.365        5,705
                             2013        $16.365      $21.478        4,446
                             2014        $21.478      $23.172        4,099
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.395            0
                             2014        $18.395      $18.334            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.131      $12.131          110
                             2006        $12.131      $12.975          110
                             2007        $12.975      $13.225          110
                             2008        $13.225      $ 9.965          110
                             2009        $ 9.965      $14.105            0
                             2010        $14.105      $15.216            0
                             2011        $15.216      $15.176            0
                             2012        $15.176      $17.644            0
                             2013        $17.644      $18.174            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.621      $13.214        4,957
                             2006        $13.214      $14.774        4,935
                             2007        $14.774      $14.909        4,915
                             2008        $14.909      $10.759        4,893
                             2009        $10.759      $13.184        4,860
                             2010        $13.184      $14.505        4,836
                             2011        $14.505      $15.414            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.998            0
                             2012        $ 7.998      $ 9.043            0
                             2013        $ 9.043      $10.533            0
                             2014        $10.533      $10.343            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.782      $11.348        4,370
                             2006        $11.348      $12.356        4,350
                             2007        $12.356      $13.247        4,837
                             2008        $13.247      $ 9.269        5,080
                             2009        $ 9.269      $11.809        4,934
                             2010        $11.809      $13.182        4,909
                             2011        $13.182      $12.092            0
                             2012        $12.092      $13.123            0
                             2013        $13.123      $16.540            0
                             2014        $16.540      $16.904            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.441      $15.744            0
                             2006        $15.744      $16.207            0
                             2007        $16.207      $18.698            0
                             2008        $18.698      $ 9.752            0
                             2009        $ 9.752      $14.962            0
                             2010        $14.962      $18.683            0
                             2011        $18.683      $16.615            0
                             2012        $16.615      $18.195            0
                             2013        $18.195      $24.386            0
                             2014        $24.386      $25.765            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.055      $13.377          211
                             2006        $13.377      $15.121        4,198
                             2007        $15.121      $15.576        3,874
                             2008        $15.576      $ 9.586        4,110
                             2009        $ 9.586      $11.856        3,023
                             2010        $11.856      $13.329        2,503
                             2011        $13.329      $13.278        2,238
                             2012        $13.278      $15.048          488
                             2013        $15.048      $19.422          440
                             2014        $19.422      $21.524          417
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.995      $14.476          659
                             2006        $14.476      $16.042          627
                             2007        $16.042      $15.952          614
                             2008        $15.952      $ 7.527          667
                             2009        $ 7.527      $10.910          595
                             2010        $10.910      $11.447          574
                             2011        $11.447      $10.850          408
                             2012        $10.850      $12.523          381
                             2013        $12.523      $16.375          344
                             2014        $16.375      $17.091          135

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.717        1,400
                             2007        $10.717      $12.012        1,311
                             2008        $12.012      $ 6.067        1,495
                             2009        $ 6.067      $ 8.127            0
                             2010        $ 8.127      $ 8.762            0
                             2011        $ 8.762      $ 9.533            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.522      $15.171            0
                             2006        $15.171      $17.867            0
                             2007        $17.867      $21.040            0
                             2008        $21.040      $13.738            0
                             2009        $13.738      $16.016            0
                             2010        $16.016      $16.774            0
                             2011        $16.774      $19.061            0
                             2012        $19.061      $22.148            0
                             2013        $22.148      $25.541            0
                             2014        $25.541      $26.987            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.445      $16.190            0
                             2006        $16.190      $17.098            0
                             2007        $17.098      $20.025            0
                             2008        $20.025      $10.019            0
                             2009        $10.019      $16.618            0
                             2010        $16.618      $20.500            0
                             2011        $20.500      $18.586            0
                             2012        $18.586      $20.351            0
                             2013        $20.351      $21.573            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.948      $14.829            0
                             2006        $14.829      $18.896            0
                             2007        $18.896      $21.381            0
                             2008        $21.381      $11.989            0
                             2009        $11.989      $14.987            0
                             2010        $14.987      $15.727            0
                             2011        $15.727      $13.910            0
                             2012        $13.910      $16.125            0
                             2013        $16.125      $20.124            0
                             2014        $20.124      $17.894            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.827      $14.440             0
                             2006        $14.440      $16.768             0
                             2007        $16.768      $19.194             0
                             2008        $19.194      $10.553             0
                             2009        $10.553      $10.071             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.586      $10.706         8,409
                             2006        $10.706      $11.065        31,722
                             2007        $11.065      $11.477        28,459
                             2008        $11.477      $10.234        23,356
                             2009        $10.234      $12.279        20,741
                             2010        $12.279      $13.133        17,912
                             2011        $13.133      $13.492        19,415
                             2012        $13.492      $15.067         8,193
                             2013        $15.067      $14.902         5,841
                             2014        $14.902      $15.702         5,260
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.903      $ 9.864         1,106
                             2006        $ 9.864      $10.067         1,149
                             2007        $10.067      $10.153         1,199
                             2008        $10.153      $ 8.445         1,032
                             2009        $ 8.445      $ 8.746           715
                             2010        $ 8.746      $ 8.771           732
                             2011        $ 8.771      $ 8.817           486
                             2012        $ 8.817      $ 8.913           512
                             2013        $ 8.913      $ 8.753           590
                             2014        $ 8.753      $ 8.659           621
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.768      $ 9.827         3,269
                             2006        $ 9.827      $10.062        13,161
                             2007        $10.062      $10.331        11,819
                             2008        $10.331      $10.358         8,716
                             2009        $10.358      $10.164        10,112
                             2010        $10.164      $ 9.973         9,362
                             2011        $ 9.973      $ 9.786         9,273
                             2012        $ 9.786      $ 9.602         3,540
                             2013        $ 9.602      $ 9.421         3,786
                             2014        $ 9.421      $ 9.244         3,111

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.874      $14.892        2,700
                             2006        $14.892      $15.184        3,082
                             2007        $15.184      $17.761        2,919
                             2008        $17.761      $ 9.105        2,996
                             2009        $ 9.105      $15.261        2,667
                             2010        $15.261      $19.080        2,487
                             2011        $19.080      $17.416        1,693
                             2012        $17.416      $19.153        1,665
                             2013        $19.153      $28.256          684
                             2014        $28.256      $29.231          313
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.948      $13.728        3,259
                             2006        $13.728      $15.456        3,626
                             2007        $15.456      $16.432        3,624
                             2008        $16.432      $12.220        3,568
                             2009        $12.220      $14.319        3,418
                             2010        $14.319      $14.962        3,416
                             2011        $14.962      $13.486        3,153
                             2012        $13.486      $14.114        3,153
                             2013        $14.114      $15.009            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.478            0
                             2007        $ 9.478      $11.450            0
                             2008        $11.450      $ 6.307            0
                             2009        $ 6.307      $ 8.763            0
                             2010        $ 8.763      $10.682            0
                             2011        $10.682      $ 9.690            0
                             2012        $ 9.690      $ 9.993            0
                             2013        $ 9.993      $ 8.362            0
                             2014        $ 8.362      $ 6.676            0
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.688            0
                             2007        $10.688      $11.086            0
                             2008        $11.086      $ 9.281            0
                             2009        $ 9.281      $11.880            0
                             2010        $11.880      $13.060            0
                             2011        $13.060      $13.611            0
                             2012        $13.611      $15.723            0
                             2013        $15.723      $14.340            0
                             2014        $14.340      $14.266            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.104             0
                             2007        $10.104      $10.961             0
                             2008        $10.961      $ 9.986             0
                             2009        $ 9.986      $11.588             0
                             2010        $11.588      $12.279             0
                             2011        $12.279      $13.441         2,765
                             2012        $13.441      $14.327         2,751
                             2013        $14.327      $12.748             0
                             2014        $12.748      $12.880             0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.286         2,910
                             2007        $10.286      $10.965         2,884
                             2008        $10.965      $11.265         2,409
                             2009        $11.265      $12.594         1,829
                             2010        $12.594      $13.346         1,817
                             2011        $13.346      $13.554         1,623
                             2012        $13.554      $14.559         1,550
                             2013        $14.559      $13.990             0
                             2014        $13.990      $14.299             0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.960         2,532
                             2010        $ 7.960      $ 8.795         2,082
                             2011        $ 8.795      $ 8.795         2,086
                             2012        $ 8.795      $10.294           425
                             2013        $10.294      $13.373           380
                             2014        $13.373      $14.781           359
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.992      $12.236        10,768
                             2006        $12.236      $13.437        10,768
                             2007        $13.437      $13.307         2,273
                             2008        $13.307      $ 7.739         2,273
                             2009        $ 7.739      $ 9.539             0
                             2010        $ 9.539      $10.372             0
                             2011        $10.372      $10.458             0
                             2012        $10.458      $11.546             0
                             2013        $11.546      $13.377             0
                             2014        $13.377      $14.526             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.374      $13.808        2,809
                             2006        $13.808      $15.703        2,809
                             2007        $15.703      $14.474        2,809
                             2008        $14.474      $ 8.705        2,809
                             2009        $ 8.705      $11.087        2,809
                             2010        $11.087      $12.441        2,809
                             2011        $12.441      $11.640        2,809
                             2012        $11.640      $13.605        2,809
                             2013        $13.605      $18.110        2,809
                             2014        $18.110      $19.675        2,809
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.406      $15.859        5,007
                             2006        $15.859      $19.873        4,951
                             2007        $19.873      $21.126        4,917
                             2008        $21.126      $11.617        4,920
                             2009        $11.617      $14.205        4,886
                             2010        $14.205      $15.334        4,844
                             2011        $15.334      $12.497        4,706
                             2012        $12.497      $14.947        4,659
                             2013        $14.947      $18.781        4,375
                             2014        $18.781      $17.177        4,187
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.410      $14.316            0
                             2006        $14.316      $16.003            0
                             2007        $16.003      $14.888            0
                             2008        $14.888      $ 8.830            0
                             2009        $ 8.830      $11.333            0
                             2010        $11.333      $12.667            0
                             2011        $12.667      $12.433            0
                             2012        $12.433      $14.250            0
                             2013        $14.250      $18.892            0
                             2014        $18.892      $21.114            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.903          163
                             2006        $10.903      $12.411        2,717
                             2007        $12.411      $11.580        2,712
                             2008        $11.580      $ 6.276        3,368
                             2009        $ 6.276      $ 5.907            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.061      $12.507        9,763
                             2006        $12.507      $12.938        9,748
                             2007        $12.938      $13.393        5,551
                             2008        $13.393      $ 8.274        5,532
                             2009        $ 8.274      $13.304        5,422
                             2010        $13.304      $15.768        5,371
                             2011        $15.768      $12.709        5,374
                             2012        $12.709      $14.242        5,338
                             2013        $14.242      $20.083        5,280
                             2014        $20.083      $21.619        5,100
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.175      $13.395            0
                             2006        $13.395      $14.562            0
                             2007        $14.562      $15.199            0
                             2008        $15.199      $12.678            0
                             2009        $12.678      $16.184            0
                             2010        $16.184      $17.425            0
                             2011        $17.425      $18.274            0
                             2012        $18.274      $21.132            0
                             2013        $21.132      $18.917            0
                             2014        $18.917      $19.096            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.922      $23.522          658
                             2006        $23.522      $31.656          631
                             2007        $31.656      $43.620          592
                             2008        $43.620      $18.511          647
                             2009        $18.511      $30.897          525
                             2010        $30.897      $36.057          515
                             2011        $36.057      $28.925          527
                             2012        $28.925      $34.007          523
                             2013        $34.007      $32.996          157
                             2014        $32.996      $30.898          167

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.499      $14.830        4,430
                             2006        $14.830      $17.681        4,694
                             2007        $17.681      $19.041        4,640
                             2008        $19.041      $13.275        4,358
                             2009        $13.275      $16.874        4,084
                             2010        $16.874      $18.881        4,014
                             2011        $18.881      $20.201        3,415
                             2012        $20.201      $22.909        3,381
                             2013        $22.909      $26.895        1,586
                             2014        $26.895      $27.577        1,160
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.888            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.328        3,153
                             2014        $16.328      $16.339        3,153
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.297      $13.933            0
                             2006        $13.933      $14.191            0
                             2007        $14.191      $16.938            0
                             2008        $16.938      $ 8.417            0
                             2009        $ 8.417      $13.638            0
                             2010        $13.638      $16.405            0
                             2011        $16.405      $15.606            0
                             2012        $15.606      $17.463            0
                             2013        $17.463      $25.309            0
                             2014        $25.309      $26.343            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.568      $17.917          485
                             2006        $17.917      $19.185        1,234
                             2007        $19.185      $23.077        1,173
                             2008        $23.077      $12.041        1,173
                             2009        $12.041      $18.590          689
                             2010        $18.590      $24.125          686
                             2011        $24.125      $21.971          472
                             2012        $21.971      $23.385          470
                             2013        $23.385      $31.543            0
                             2014        $31.543      $31.517            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.831      $17.534          795
                             2006        $17.534      $19.240          795
                             2007        $19.240      $19.433          795
                             2008        $19.433      $11.356          795
                             2009        $11.356      $16.338            0
                             2010        $16.338      $20.287            0
                             2011        $20.287      $18.170            0
                             2012        $18.170      $20.447            0
                             2013        $20.447      $34.371            0
                             2014        $34.371      $29.046            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.999      $19.472        3,632
                             2006        $19.472      $26.303        3,570
                             2007        $26.303      $21.346        3,595
                             2008        $21.346      $12.972        3,583
                             2009        $12.972      $16.353        3,471
                             2010        $16.353      $20.781        3,414
                             2011        $20.781      $21.544        3,256
                             2012        $21.544      $24.438        3,242
                             2013        $24.438      $24.396        2,641
                             2014        $24.396      $30.978        2,495

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.358      $13.695        22,558
                             2006        $13.695      $15.703        22,357
                             2007        $15.703      $16.137        22,309
                             2008        $16.137      $ 9.379        21,705
                             2009        $ 9.379      $11.063        21,604
                             2010        $11.063      $12.231        21,599
                             2011        $12.231      $12.716        14,625
                             2012        $12.716      $14.611        12,623
                             2013        $14.611      $19.275        11,517
                             2014        $19.275      $20.646        10,207
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.942      $15.255         1,077
                             2006        $15.255      $14.767         2,029
                             2007        $14.767      $16.304         1,841
                             2008        $16.304      $ 9.172           492
                             2009        $ 9.172      $11.945           489
                             2010        $11.945      $13.439           335
                             2011        $13.439      $13.300           333
                             2012        $13.300      $14.805           331
                             2013        $14.805      $19.404           329
                             2014        $19.404      $21.483           327
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.845         1,966
                             2006        $11.845      $15.688         1,930
                             2007        $15.688      $16.232         1,883
                             2008        $16.232      $ 7.432         1,943
                             2009        $ 7.432      $ 9.787         1,882
                             2010        $ 9.787      $10.005         1,863
                             2011        $10.005      $ 7.900         1,778
                             2012        $ 7.900      $ 8.841         1,499
                             2013        $ 8.841      $10.635         1,214
                             2014        $10.635      $ 9.750           981

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.166      $13.694        2,490
                             2006        $13.694      $13.336        2,481
                             2007        $13.336      $14.849        2,473
                             2008        $14.849      $ 8.758        2,462
                             2009        $ 8.758      $11.768        2,142
                             2010        $11.768      $12.668           68
                             2011        $12.668      $12.010           67
                             2012        $12.010      $13.669           66
                             2013        $13.669      $18.354           66
                             2014        $18.354      $20.478           65
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.845      $16.561          710
                             2006        $16.561      $18.537          701
                             2007        $18.537      $18.444          605
                             2008        $18.444      $11.614          415
                             2009        $11.614      $16.239          412
                             2010        $16.239      $20.148          382
                             2011        $20.148      $18.045          277
                             2012        $18.045      $20.952          167
                             2013        $20.952      $28.263           67
                             2014        $28.263      $30.179           16
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.926        6,289
                             2006        $10.926      $13.225        6,259
                             2007        $13.225      $15.818        6,231
                             2008        $15.818      $ 9.805            0
                             2009        $ 9.805      $10.567            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.706          119
                             2006        $10.706      $12.700          108
                             2007        $12.700      $11.927           82
                             2008        $11.927      $ 6.895           81
                             2009        $ 6.895      $ 8.180           80
                             2010        $ 8.180      $ 8.932           74
                             2011        $ 8.932      $ 8.424           73
                             2012        $ 8.424      $ 9.540           66
                             2013        $ 9.540      $12.762           49
                             2014        $12.762      $13.855            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.860          503
                             2006        $11.860      $12.954          501
                             2007        $12.954      $14.891          444
                             2008        $14.891      $ 8.364          442
                             2009        $ 8.364      $11.105          439
                             2010        $11.105      $12.726          406
                             2011        $12.726      $12.126          289
                             2012        $12.126      $13.803          167
                             2013        $13.803      $17.716           56
                             2014        $17.716      $19.387            0
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.061        3,138
                             2006        $11.061      $12.236        3,125
                             2007        $12.236      $13.413        3,001
                             2008        $13.413      $ 7.638        3,001
                             2009        $ 7.638      $ 9.508        2,961
                             2010        $ 9.508      $10.674        2,892
                             2011        $10.674      $10.605        2,679
                             2012        $10.605      $12.290        2,373
                             2013        $12.290      $16.050        1,868
                             2014        $16.050      $17.340        1,480
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.448        1,250
                             2006        $10.448      $11.370        1,233
                             2007        $11.370      $11.426        1,145
                             2008        $11.426      $ 8.383          838
                             2009        $ 8.383      $11.787          154
                             2010        $11.787      $13.133          142
                             2011        $13.133      $13.350          134
                             2012        $13.350      $14.912           84
                             2013        $14.912      $15.448           81
                             2014        $15.448      $15.277            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.078           0
                             2006        $12.078      $13.307         469
                             2007        $13.307      $15.041         466
                             2008        $15.041      $ 8.903         464
                             2009        $ 8.903      $12.194         459
                             2010        $12.194      $15.367         456
                             2011        $15.367      $13.427         454
                             2012        $13.427      $15.075           0
                             2013        $15.075      $20.075           0
                             2014        $20.075      $20.863           0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.186           0
                             2007        $10.186      $10.477           0
                             2008        $10.477      $10.553           0
                             2009        $10.553      $10.392           0
                             2010        $10.392      $10.192           0
                             2011        $10.192      $ 9.991           0
                             2012        $ 9.991      $ 9.793           0
                             2013        $ 9.793      $ 9.599           0
                             2014        $ 9.599      $ 9.409           0
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.125           0
                             2006        $11.125      $11.471           0
                             2007        $11.471      $12.852           0
                             2008        $12.852      $ 8.148           0
                             2009        $ 8.148      $10.618           0
                             2010        $10.618      $12.093           0
                             2011        $12.093      $11.283           0
                             2012        $11.283      $12.083           0
                             2013        $12.083      $16.281           0
                             2014        $16.281      $16.931           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.666      $10.801         2,567
                             2006        $10.801      $11.578         2,493
                             2007        $11.578      $11.655         2,368
                             2008        $11.655      $ 8.752           671
                             2009        $ 8.752      $12.241           411
                             2010        $12.241      $13.588           403
                             2011        $13.588      $13.926           394
                             2012        $13.926      $15.772           118
                             2013        $15.772      $16.668           118
                             2014        $16.668      $16.332           117
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.210      $11.164        53,654
                             2006        $11.164      $12.938        56,234
                             2007        $12.938      $13.155        54,613
                             2008        $13.155      $ 9.070        31,655
                             2009        $ 9.070      $12.054        18,624
                             2010        $12.054      $13.311        18,362
                             2011        $13.311      $13.358        18,129
                             2012        $13.358      $14.748        15,705
                             2013        $14.748      $16.469        14,187
                             2014        $16.469      $16.887        12,452
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.351             0
                             2006        $11.351      $13.690             0
                             2007        $13.690      $15.006             0
                             2008        $15.006      $10.522             0
                             2009        $10.522      $12.718             0
                             2010        $12.718      $13.955             0
                             2011        $13.955      $13.273             0
                             2012        $13.273      $14.746             0
                             2013        $14.746      $18.444             0
                             2014        $18.444      $19.109             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.922      $11.835        18,875
                             2006        $11.835      $13.733        18,072
                             2007        $13.733      $13.926        25,509
                             2008        $13.926      $ 8.584        20,125
                             2009        $ 8.584      $10.604           661
                             2010        $10.604      $11.557           649
                             2011        $11.557      $11.209           641
                             2012        $11.209      $12.551           100
                             2013        $12.551      $15.777            79
                             2014        $15.777      $16.565             0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.488      $12.405        16,863
                             2006        $12.405      $14.766        17,596
                             2007        $14.766      $16.708        17,507
                             2008        $16.708      $ 9.763        16,607
                             2009        $ 9.763      $13.113        16,572
                             2010        $13.113      $13.933        16,454
                             2011        $13.933      $12.204        16,451
                             2012        $12.204      $14.141        14,229
                             2013        $14.141      $17.044        12,962
                             2014        $17.044      $14.845        11,462
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.496           182
                             2006        $10.496      $12.616           166
                             2007        $12.616      $12.395           138
                             2008        $12.395      $ 8.052           132
                             2009        $ 8.052      $ 9.338           123
                             2010        $ 9.338      $10.177           119
                             2011        $10.177      $ 9.271           120
                             2012        $ 9.271      $10.825            58
                             2013        $10.825      $14.135            44
                             2014        $14.135      $15.646             0
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.347           614
                             2006        $11.347      $12.919         1,448
                             2007        $12.919      $12.997         1,441
                             2008        $12.997      $ 8.061           975
                             2009        $ 8.061      $10.520           367
                             2010        $10.520      $12.889           236
                             2011        $12.889      $11.827           234
                             2012        $11.827      $13.732           233
                             2013        $13.732      $17.886           232
                             2014        $17.886      $19.909           231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.313        2,326
                             2006        $11.313      $12.449        2,311
                             2007        $12.449      $10.161        2,314
                             2008        $10.161      $ 6.588        2,188
                             2009        $ 6.588      $ 8.244        1,558
                             2010        $ 8.244      $10.514        1,540
                             2011        $10.514      $10.375        1,530
                             2012        $10.375      $11.473        1,456
                             2013        $11.473      $15.250        1,237
                             2014        $15.250      $15.982        1,033
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.242           96
                             2006        $11.242      $12.439           97
                             2007        $12.439      $11.904          103
                             2008        $11.904      $ 7.404          113
                             2009        $ 7.404      $ 8.791           94
                             2010        $ 8.791      $ 9.723           94
                             2011        $ 9.723      $ 9.915           91
                             2012        $ 9.915      $11.123            0
                             2013        $11.123      $14.991            0
                             2014        $14.991      $17.098            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.346      $13.025          828
                             2006        $13.025      $13.102          815
                             2007        $13.102      $14.977          771
                             2008        $14.977      $ 7.469          666
                             2009        $ 7.469      $12.126          654
                             2010        $12.126      $14.210          463
                             2011        $14.210      $13.038          384
                             2012        $13.038      $14.490          304
                             2013        $14.490      $19.853          231
                             2014        $19.853      $21.047          188

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.979      $16.466         7,162
                             2006        $16.466      $19.467         6,993
                             2007        $19.467      $20.555         6,822
                             2008        $20.555      $11.801         4,101
                             2009        $11.801      $16.096         3,758
                             2010        $16.096      $19.275         1,886
                             2011        $19.275      $19.048         1,803
                             2012        $19.048      $21.856         1,697
                             2013        $21.856      $28.690         1,683
                             2014        $28.690      $30.784         1,671
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.724      $13.542           602
                             2006        $13.542      $14.077           599
                             2007        $14.077      $15.414           525
                             2008        $15.414      $ 8.667           348
                             2009        $ 8.667      $10.255           345
                             2010        $10.255      $11.579             0
                             2011        $11.579      $10.428             0
                             2012        $10.428      $11.949             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.347      $14.641        55,777
                             2006        $14.641      $16.653        54,064
                             2007        $16.653      $15.939        57,918
                             2008        $15.939      $10.029        48,044
                             2009        $10.029      $12.621        30,398
                             2010        $12.621      $14.312        25,562
                             2011        $14.312      $13.732        16,351
                             2012        $13.732      $16.005        15,737
                             2013        $16.005      $21.280        15,348
                             2014        $21.280      $22.754        14,991
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.753         3,148
                             2007        $10.753      $11.368         3,138
                             2008        $11.368      $ 7.763         3,125
                             2009        $ 7.763      $ 9.738         2,708
                             2010        $ 9.738      $10.427             0
                             2011        $10.427      $10.190             0
                             2012        $10.190      $11.346             0
                             2013        $11.346      $14.338             0
                             2014        $14.338      $15.155             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.941      $13.363        17,522
                             2006        $13.363      $14.517        17,274
                             2007        $14.517      $14.781        17,338
                             2008        $14.781      $ 9.205        16,695
                             2009        $ 9.205      $11.181        16,651
                             2010        $11.181      $12.077        17,169
                             2011        $12.077      $11.830        15,168
                             2012        $11.830      $13.723        14,392
                             2013        $13.723      $17.589        11,300
                             2014        $17.589      $19.399         7,603
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.642      $13.306        18,882
                             2006        $13.306      $14.682        18,291
                             2007        $14.682      $14.872        25,600
                             2008        $14.872      $11.270        23,377
                             2009        $11.270      $13.530         6,370
                             2010        $13.530      $14.856         6,345
                             2011        $14.856      $14.372         6,318
                             2012        $14.372      $15.830         5,864
                             2013        $15.830      $19.376         5,465
                             2014        $19.376      $20.655         5,094
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.803         3,287
                             2012        $11.803      $13.119         3,272
                             2013        $13.119      $15.719         3,259
                             2014        $15.719      $15.481         3,248
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.506      $15.096         6,538
                             2006        $15.096      $17.993         6,510
                             2007        $17.993      $18.826         6,399
                             2008        $18.826      $10.870         6,148
                             2009        $10.870      $12.370         5,823
                             2010        $12.370      $13.565         3,438
                             2011        $13.565      $14.607             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.829      $14.872        5,046
                             2006        $14.872      $16.906        6,453
                             2007        $16.906      $16.986        6,360
                             2008        $16.986      $11.285        4,239
                             2009        $11.285      $13.727        4,119
                             2010        $13.727      $15.094        4,333
                             2011        $15.094      $14.460        4,302
                             2012        $14.460      $16.205        3,683
                             2013        $16.205      $21.246          978
                             2014        $21.246      $22.898          937
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.196          280
                             2014        $18.196      $18.117          279
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.110      $12.098          768
                             2006        $12.098      $12.927          620
                             2007        $12.927      $13.162          600
                             2008        $13.162      $ 9.908          286
                             2009        $ 9.908      $14.010          285
                             2010        $14.010      $15.098          283
                             2011        $15.098      $15.043          282
                             2012        $15.043      $17.471          281
                             2013        $17.471      $17.990            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.599      $13.178          913
                             2006        $13.178      $14.719          879
                             2007        $14.719      $14.838          743
                             2008        $14.838      $10.697          357
                             2009        $10.697      $13.095          354
                             2010        $13.095      $14.392            0
                             2011        $14.392      $15.289            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.951            0
                             2012        $ 7.951      $ 8.982            0
                             2013        $ 8.982      $10.451            0
                             2014        $10.451      $10.252            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.775      $11.328           344
                             2006        $11.328      $12.323           335
                             2007        $12.323      $13.198           272
                             2008        $13.198      $ 9.225             0
                             2009        $ 9.225      $11.741             0
                             2010        $11.741      $13.093             0
                             2011        $13.093      $11.998             0
                             2012        $11.998      $13.007             0
                             2013        $13.007      $16.377             0
                             2014        $16.377      $16.721             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.417      $15.701            38
                             2006        $15.701      $16.147            38
                             2007        $16.147      $18.609            38
                             2008        $18.609      $ 9.696            38
                             2009        $ 9.696      $14.861            37
                             2010        $14.861      $18.538            37
                             2011        $18.538      $16.469            37
                             2012        $16.469      $18.017            36
                             2013        $18.017      $24.122            36
                             2014        $24.122      $25.460            36
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.032      $13.340        44,134
                             2006        $13.340      $15.065        56,133
                             2007        $15.065      $15.502        53,885
                             2008        $15.502      $ 9.531        43,991
                             2009        $ 9.531      $11.776        41,960
                             2010        $11.776      $13.225        40,003
                             2011        $13.225      $13.161        37,756
                             2012        $13.161      $14.900        36,810
                             2013        $14.900      $19.212        11,632
                             2014        $19.212      $21.269        11,441
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.971      $14.437         7,673
                             2006        $14.437      $15.982         7,627
                             2007        $15.982      $15.876         7,608
                             2008        $15.876      $ 7.483         7,120
                             2009        $ 7.483      $10.836         6,959
                             2010        $10.836      $11.358         6,966
                             2011        $11.358      $10.754           178
                             2012        $10.754      $12.401             0
                             2013        $12.401      $16.198             0
                             2014        $16.198      $16.889             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.709            0
                             2007        $10.709      $11.992            0
                             2008        $11.992      $ 6.050            0
                             2009        $ 6.050      $ 8.096            0
                             2010        $ 8.096      $ 8.721            0
                             2011        $ 8.721      $ 9.484            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.499      $15.130        6,632
                             2006        $15.130      $17.800        6,531
                             2007        $17.800      $20.940        6,495
                             2008        $20.940      $13.659        6,181
                             2009        $13.659      $15.908        5,829
                             2010        $15.908      $16.643        3,701
                             2011        $16.643      $18.893        3,543
                             2012        $18.893      $21.931        3,527
                             2013        $21.931      $25.265        3,513
                             2014        $25.265      $26.686            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.422      $16.146            0
                             2006        $16.146      $17.035            0
                             2007        $17.035      $19.930            0
                             2008        $19.930      $ 9.961            0
                             2009        $ 9.961      $16.506            0
                             2010        $16.506      $20.340            0
                             2011        $20.340      $18.422            0
                             2012        $18.422      $20.152            0
                             2013        $20.152      $21.355            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.924      $14.788            0
                             2006        $14.788      $18.825            0
                             2007        $18.825      $21.280            0
                             2008        $21.280      $11.920            0
                             2009        $11.920      $14.885            0
                             2010        $14.885      $15.605            0
                             2011        $15.605      $13.788            0
                             2012        $13.788      $15.967            0
                             2013        $15.967      $19.906            0
                             2014        $19.906      $17.682            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.804      $14.401             0
                             2006        $14.401      $16.706             0
                             2007        $16.706      $19.103             0
                             2008        $19.103      $10.492             0
                             2009        $10.492      $10.009             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.568      $10.677        44,316
                             2006        $10.677      $11.024        44,381
                             2007        $11.024      $11.422        41,878
                             2008        $11.422      $10.175        28,336
                             2009        $10.175      $12.196        27,742
                             2010        $12.196      $13.030        27,397
                             2011        $13.030      $13.374        22,553
                             2012        $13.374      $14.919        18,713
                             2013        $14.919      $14.741        17,765
                             2014        $14.741      $15.516        12,897
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.887      $ 9.837        16,042
                             2006        $ 9.837      $10.030        15,925
                             2007        $10.030      $10.104        15,484
                             2008        $10.104      $ 8.396         1,137
                             2009        $ 8.396      $ 8.686             0
                             2010        $ 8.686      $ 8.703             0
                             2011        $ 8.703      $ 8.739             0
                             2012        $ 8.739      $ 8.826             0
                             2013        $ 8.826      $ 8.658             0
                             2014        $ 8.658      $ 8.557             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.752      $ 9.801         7,902
                             2006        $ 9.801      $10.024        10,082
                             2007        $10.024      $10.282         9,325
                             2008        $10.282      $10.299         3,627
                             2009        $10.299      $10.095         3,784
                             2010        $10.095      $ 9.895         3,725
                             2011        $ 9.895      $ 9.700         3,678
                             2012        $ 9.700      $ 9.507         3,002
                             2013        $ 9.507      $ 9.319         3,370
                             2014        $ 9.319      $ 9.135           790

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.852      $14.851        15,143
                             2006        $14.851      $15.127        14,615
                             2007        $15.127      $17.676        13,657
                             2008        $17.676      $ 9.052         8,754
                             2009        $ 9.052      $15.158         6,634
                             2010        $15.158      $18.931         6,081
                             2011        $18.931      $17.263         3,979
                             2012        $17.263      $18.965         3,329
                             2013        $18.965      $27.951         2,952
                             2014        $27.951      $28.886         2,628
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.926      $13.691         3,507
                             2006        $13.691      $15.399         4,766
                             2007        $15.399      $16.354         4,654
                             2008        $16.354      $12.150         3,211
                             2009        $12.150      $14.222         3,321
                             2010        $14.222      $14.845         2,772
                             2011        $14.845      $13.368         2,922
                             2012        $13.368      $13.976         3,022
                             2013        $13.976      $14.857             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.471             0
                             2007        $ 9.471      $11.430             0
                             2008        $11.430      $ 6.290             0
                             2009        $ 6.290      $ 8.730             0
                             2010        $ 8.730      $10.631             0
                             2011        $10.631      $ 9.634             0
                             2012        $ 9.634      $ 9.925             0
                             2013        $ 9.925      $ 8.296             0
                             2014        $ 8.296      $ 6.617             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.681           0
                             2007        $10.681      $11.067           0
                             2008        $11.067      $ 9.256           0
                             2009        $ 9.256      $11.835           0
                             2010        $11.835      $12.998           0
                             2011        $12.998      $13.532           0
                             2012        $13.532      $15.617           0
                             2013        $15.617      $14.228           0
                             2014        $14.228      $14.141           0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.098           0
                             2007        $10.098      $10.942           0
                             2008        $10.942      $ 9.959           0
                             2009        $ 9.959      $11.545           0
                             2010        $11.545      $12.221           0
                             2011        $12.221      $13.364           0
                             2012        $13.364      $14.230           0
                             2013        $14.230      $12.648           0
                             2014        $12.648      $12.767           0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.279           0
                             2007        $10.279      $10.946           0
                             2008        $10.946      $11.234           0
                             2009        $11.234      $12.547           0
                             2010        $12.547      $13.283           0
                             2011        $13.283      $13.476         213
                             2012        $13.476      $14.461         212
                             2013        $14.461      $13.881         211
                             2014        $13.881      $14.173         211
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.923         656
                             2010        $ 7.923      $ 8.744         614
                             2011        $ 8.744      $ 8.735         464
                             2012        $ 8.735      $10.213         210
                             2013        $10.213      $13.255          71
                             2014        $13.255      $14.636           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.972      $12.203            0
                             2006        $12.203      $13.387            0
                             2007        $13.387      $13.244            0
                             2008        $13.244      $ 7.694            0
                             2009        $ 7.694      $ 9.474            0
                             2010        $ 9.474      $10.291            0
                             2011        $10.291      $10.366            0
                             2012        $10.366      $11.432            0
                             2013        $11.432      $13.232            0
                             2014        $13.232      $14.354            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.351      $13.770            0
                             2006        $13.770      $15.644            0
                             2007        $15.644      $14.405            0
                             2008        $14.405      $ 8.655            0
                             2009        $ 8.655      $11.012            0
                             2010        $11.012      $12.344            0
                             2011        $12.344      $11.538            0
                             2012        $11.538      $13.471            0
                             2013        $13.471      $17.914            0
                             2014        $17.914      $19.442            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.382      $15.816        3,228
                             2006        $15.816      $19.799        3,394
                             2007        $19.799      $21.026        3,332
                             2008        $21.026      $11.550        3,200
                             2009        $11.550      $14.108        3,197
                             2010        $14.108      $15.214        3,169
                             2011        $15.214      $12.387          253
                             2012        $12.387      $14.800          146
                             2013        $14.800      $18.578           49
                             2014        $18.578      $16.974            0
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.387      $14.277            0
                             2006        $14.277      $15.943            0
                             2007        $15.943      $14.817            0
                             2008        $14.817      $ 8.779            0
                             2009        $ 8.779      $11.256            0
                             2010        $11.256      $12.568            0
                             2011        $12.568      $12.324            0
                             2012        $12.324      $14.110            0
                             2013        $14.110      $18.687            0
                             2014        $18.687      $20.864            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.896          440
                             2006        $10.896      $12.390          727
                             2007        $12.390      $11.548          664
                             2008        $11.548      $ 6.252          689
                             2009        $ 6.252      $ 5.884            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.040      $12.473        3,198
                             2006        $12.473      $12.890        3,679
                             2007        $12.890      $13.329        3,577
                             2008        $13.329      $ 8.226        3,177
                             2009        $ 8.226      $13.214        2,858
                             2010        $13.214      $15.645          467
                             2011        $15.645      $12.597          465
                             2012        $12.597      $14.102            0
                             2013        $14.102      $19.866            0
                             2014        $19.866      $21.363            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.154      $13.359            0
                             2006        $13.359      $14.508            0
                             2007        $14.508      $15.127            0
                             2008        $15.127      $12.605            0
                             2009        $12.605      $16.075            0
                             2010        $16.075      $17.290            0
                             2011        $17.290      $18.113            0
                             2012        $18.113      $20.925            0
                             2013        $20.925      $18.713            0
                             2014        $18.713      $18.871            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.891      $23.458          145
                             2006        $23.458      $31.539          138
                             2007        $31.539      $43.413          132
                             2008        $43.413      $18.405          119
                             2009        $18.405      $30.687          114
                             2010        $30.687      $35.776          108
                             2011        $35.776      $28.670          100
                             2012        $28.670      $33.673           94
                             2013        $33.673      $32.639           89
                             2014        $32.639      $30.532           83

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.476      $14.790        15,320
                             2006        $14.790      $17.615        17,075
                             2007        $17.615      $18.951        22,445
                             2008        $18.951      $13.198        20,245
                             2009        $13.198      $16.760         2,924
                             2010        $16.760      $18.734         2,657
                             2011        $18.734      $20.024         2,461
                             2012        $20.024      $22.684         2,240
                             2013        $22.684      $26.604         2,051
                             2014        $26.604      $27.251         1,890
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.547         3,501
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.151         3,052
                             2014        $16.151      $16.146           385
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.276      $13.895             0
                             2006        $13.895      $14.138             0
                             2007        $14.138      $16.857             0
                             2008        $16.857      $ 8.368             0
                             2009        $ 8.368      $13.545             0
                             2010        $13.545      $16.278             0
                             2011        $16.278      $15.469             0
                             2012        $15.469      $17.291             0
                             2013        $17.291      $25.035             0
                             2014        $25.035      $26.031             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.542      $17.868         5,800
                             2006        $17.868      $19.114         5,778
                             2007        $19.114      $22.967         5,547
                             2008        $22.967      $11.971         6,106
                             2009        $11.971      $18.464         5,340
                             2010        $18.464      $23.937         3,203
                             2011        $23.937      $21.778         3,210
                             2012        $21.778      $23.155         3,232
                             2013        $23.155      $31.202         3,016
                             2014        $31.202      $31.144         1,618

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.804      $17.487          494
                             2006        $17.487      $19.168          494
                             2007        $19.168      $19.341           18
                             2008        $19.341      $11.291           18
                             2009        $11.291      $16.228           17
                             2010        $16.228      $20.129           17
                             2011        $20.129      $18.010           17
                             2012        $18.010      $20.247           17
                             2013        $20.247      $33.999           17
                             2014        $33.999      $28.703           17
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.970      $19.420        1,981
                             2006        $19.420      $26.205        1,813
                             2007        $26.205      $21.244        1,865
                             2008        $21.244      $12.897        1,358
                             2009        $12.897      $16.242        1,254
                             2010        $16.242      $20.619        1,078
                             2011        $20.619      $21.354        1,059
                             2012        $21.354      $24.198          956
                             2013        $24.198      $24.132          831
                             2014        $24.132      $30.612          689

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION, AND
            THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.85

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.347      $13.677       112,719
                             2006        $13.677      $15.674       104,798
                             2007        $15.674      $16.099        96,169
                             2008        $16.099      $ 9.352        78,725
                             2009        $ 9.352      $11.026        74,699
                             2010        $11.026      $12.183        70,436
                             2011        $12.183      $12.660        65,280
                             2012        $12.660      $14.540        62,009
                             2013        $14.540      $19.170        37,165
                             2014        $19.170      $20.524        28,724
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.930      $15.235        42,415
                             2006        $15.235      $14.739        39,046
                             2007        $14.739      $16.265        38,368
                             2008        $16.265      $ 9.146        30,894
                             2009        $ 9.146      $11.904        34,486
                             2010        $11.904      $13.387        32,136
                             2011        $13.387      $13.241        27,881
                             2012        $13.241      $14.732        25,198
                             2013        $14.732      $19.299        15,305
                             2014        $19.299      $21.356        12,427
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.841         5,353
                             2006        $11.841      $15.675        43,963
                             2007        $15.675      $16.210        30,208
                             2008        $16.210      $ 7.418        27,789
                             2009        $ 7.418      $ 9.763        28,287
                             2010        $ 9.763      $ 9.976        22,877
                             2011        $ 9.976      $ 7.873        22,887
                             2012        $ 7.873      $ 8.806        21,094
                             2013        $ 8.806      $10.588        14,869
                             2014        $10.588      $ 9.702        14,377

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.155      $13.676        32,073
                             2006        $13.676      $13.311        32,186
                             2007        $13.311      $14.814        28,710
                             2008        $14.814      $ 8.732        24,179
                             2009        $ 8.732      $11.729        22,605
                             2010        $11.729      $12.619        16,754
                             2011        $12.619      $11.958        14,875
                             2012        $11.958      $13.602        14,161
                             2013        $13.602      $18.254        11,395
                             2014        $18.254      $20.356        11,375
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.832      $16.538        42,551
                             2006        $16.538      $18.503        43,753
                             2007        $18.503      $18.400        42,005
                             2008        $18.400      $11.581        38,262
                             2009        $11.581      $16.184        31,791
                             2010        $16.184      $20.069        21,583
                             2011        $20.069      $17.966        17,588
                             2012        $17.966      $20.849        14,308
                             2013        $20.849      $28.110        15,386
                             2014        $28.110      $30.000        12,689
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.922           738
                             2006        $10.922      $13.214         5,696
                             2007        $13.214      $15.796         5,577
                             2008        $15.796      $ 9.786         3,757
                             2009        $ 9.786      $10.544             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.702           362
                             2006        $10.702      $12.689         9,658
                             2007        $12.689      $11.911         8,670
                             2008        $11.911      $ 6.882         8,835
                             2009        $ 6.882      $ 8.160         8,832
                             2010        $ 8.160      $ 8.907         8,826
                             2011        $ 8.907      $ 8.396         8,675
                             2012        $ 8.396      $ 9.502         8,654
                             2013        $ 9.502      $12.705           568
                             2014        $12.705      $13.787           533

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.856        15,726
                             2006        $11.856      $12.943        40,445
                             2007        $12.943      $14.871        50,156
                             2008        $14.871      $ 8.348        46,659
                             2009        $ 8.348      $11.078        41,469
                             2010        $11.078      $12.690        40,222
                             2011        $12.690      $12.085        34,559
                             2012        $12.085      $13.749        29,393
                             2013        $13.749      $17.637        19,901
                             2014        $17.637      $19.291        13,081
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.058         3,967
                             2006        $11.058      $12.225        10,869
                             2007        $12.225      $13.394        10,436
                             2008        $13.394      $ 7.623         9,283
                             2009        $ 7.623      $ 9.485        10,326
                             2010        $ 9.485      $10.644         8,273
                             2011        $10.644      $10.569         6,735
                             2012        $10.569      $12.242         5,438
                             2013        $12.242      $15.979        14,531
                             2014        $15.979      $17.254        13,768
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.445         1,921
                             2006        $10.445      $11.360         3,526
                             2007        $11.360      $11.410         6,368
                             2008        $11.410      $ 8.367         2,981
                             2009        $ 8.367      $11.759         2,656
                             2010        $11.759      $13.095         2,126
                             2011        $13.095      $13.305         2,200
                             2012        $13.305      $14.854         2,028
                             2013        $14.854      $15.380         1,895
                             2014        $15.380      $15.202         1,551
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.074         4,100
                             2006        $12.074      $13.296        12,431
                             2007        $13.296      $15.021        17,022
                             2008        $15.021      $ 8.886         8,931
                             2009        $ 8.886      $12.165         6,557
                             2010        $12.165      $15.322         5,250
                             2011        $15.322      $13.381         6,109
                             2012        $13.381      $15.016         5,838
                             2013        $15.016      $19.987         5,363
                             2014        $19.987      $20.760         2,519

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.182         4,146
                             2007        $10.182      $10.468         6,008
                             2008        $10.468      $10.538        53,954
                             2009        $10.538      $10.372        41,100
                             2010        $10.372      $10.168        13,616
                             2011        $10.168      $ 9.962        10,042
                             2012        $ 9.962      $ 9.759        10,879
                             2013        $ 9.759      $ 9.561         8,220
                             2014        $ 9.561      $ 9.367        14,508
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.121           489
                             2006        $11.121      $11.462         2,092
                             2007        $11.462      $12.834         2,023
                             2008        $12.834      $ 8.133         4,613
                             2009        $ 8.133      $10.593         3,248
                             2010        $10.593      $12.058         2,545
                             2011        $12.058      $11.245         2,422
                             2012        $11.245      $12.035         2,490
                             2013        $12.035      $16.209         1,231
                             2014        $16.209      $16.848         1,220
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.663      $10.792         8,169
                             2006        $10.792      $11.562        11,102
                             2007        $11.562      $11.633         7,997
                             2008        $11.633      $ 8.731         7,183
                             2009        $ 8.731      $12.206         7,633
                             2010        $12.206      $13.542         6,281
                             2011        $13.542      $13.871         4,863
                             2012        $13.871      $15.702         4,285
                             2013        $15.702      $16.586         3,881
                             2014        $16.586      $16.244         3,908
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.206      $11.154        14,696
                             2006        $11.154      $12.920        23,295
                             2007        $12.920      $13.131        29,424
                             2008        $13.131      $ 9.048        24,898
                             2009        $ 9.048      $12.019        17,151
                             2010        $12.019      $13.266        22,692
                             2011        $13.266      $13.306        20,111
                             2012        $13.306      $14.683        22,205
                             2013        $14.683      $16.388        15,595
                             2014        $16.388      $16.795        14,835

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.347         2,482
                             2006        $11.347      $13.679         8,964
                             2007        $13.679      $14.986        10,891
                             2008        $14.986      $10.503         5,855
                             2009        $10.503      $12.687         4,203
                             2010        $12.687      $13.915        13,287
                             2011        $13.915      $13.228        12,696
                             2012        $13.228      $14.689         2,061
                             2013        $14.689      $18.363           645
                             2014        $18.363      $19.015           641
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.918      $11.825         8,181
                             2006        $11.825      $13.714        11,972
                             2007        $13.714      $13.900        15,963
                             2008        $13.900      $ 8.563        13,778
                             2009        $ 8.563      $10.574        11,083
                             2010        $10.574      $11.518         9,600
                             2011        $11.518      $11.166         8,757
                             2012        $11.166      $12.495         7,975
                             2013        $12.495      $15.700         6,449
                             2014        $15.700      $16.475         4,495
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.484      $12.395        34,582
                             2006        $12.395      $14.746        48,395
                             2007        $14.746      $16.677        42,188
                             2008        $16.677      $ 9.740        36,299
                             2009        $ 9.740      $13.075        28,883
                             2010        $13.075      $13.886        26,842
                             2011        $13.886      $12.156        21,246
                             2012        $12.156      $14.079        19,306
                             2013        $14.079      $16.960        17,960
                             2014        $16.960      $14.764        14,766

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.492         4,390
                             2006        $10.492      $12.605         3,464
                             2007        $12.605      $12.378        11,305
                             2008        $12.378      $ 8.037         6,113
                             2009        $ 8.037      $ 9.316         5,160
                             2010        $ 9.316      $10.147         4,681
                             2011        $10.147      $ 9.240         7,821
                             2012        $ 9.240      $10.782         7,261
                             2013        $10.782      $14.073         6,389
                             2014        $14.073      $15.569         5,469
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.343         4,759
                             2006        $11.343      $12.908         8,616
                             2007        $12.908      $12.979         7,073
                             2008        $12.979      $ 8.046         5,564
                             2009        $ 8.046      $10.495         8,566
                             2010        $10.495      $12.852         8,533
                             2011        $12.852      $11.787         8,369
                             2012        $11.787      $13.679         7,606
                             2013        $13.679      $17.807         5,056
                             2014        $17.807      $19.811         3,751
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.309         4,885
                             2006        $11.309      $12.439        11,872
                             2007        $12.439      $10.147        13,843
                             2008        $10.147      $ 6.576         8,266
                             2009        $ 6.576      $ 8.225         9,478
                             2010        $ 8.225      $10.484         9,064
                             2011        $10.484      $10.340        11,629
                             2012        $10.340      $11.428        10,582
                             2013        $11.428      $15.183         9,247
                             2014        $15.183      $15.903         7,424
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.238         2,159
                             2006        $11.238      $12.428         9,098
                             2007        $12.428      $11.888         9,461
                             2008        $11.888      $ 7.390         9,415
                             2009        $ 7.390      $ 8.770        10,145
                             2010        $ 8.770      $ 9.695         8,742
                             2011        $ 9.695      $ 9.882         8,027
                             2012        $ 9.882      $11.079         6,972
                             2013        $11.079      $14.925         2,917
                             2014        $14.925      $17.014         2,134

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.336      $13.008        58,532
                             2006        $13.008      $13.078        56,074
                             2007        $13.078      $14.941        49,104
                             2008        $14.941      $ 7.447        46,566
                             2009        $ 7.447      $12.085        44,395
                             2010        $12.085      $14.155        30,198
                             2011        $14.155      $12.980        27,023
                             2012        $12.980      $14.418        26,579
                             2013        $14.418      $19.745        22,260
                             2014        $19.745      $20.922        17,722
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.967      $16.443        95,716
                             2006        $16.443      $19.431        88,485
                             2007        $19.431      $20.506        80,843
                             2008        $20.506      $11.767        65,999
                             2009        $11.767      $16.041        53,940
                             2010        $16.041      $19.199        39,671
                             2011        $19.199      $18.964        34,456
                             2012        $18.964      $21.748        29,538
                             2013        $21.748      $28.534        23,590
                             2014        $28.534      $30.601        18,134
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.713      $13.523        17,072
                             2006        $13.523      $14.051        16,710
                             2007        $14.051      $15.377        15,980
                             2008        $15.377      $ 8.642         9,340
                             2009        $ 8.642      $10.220         9,014
                             2010        $10.220      $11.534         7,206
                             2011        $11.534      $10.382         6,168
                             2012        $10.382      $11.895             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.335      $14.621       232,406
                             2006        $14.621      $16.621       226,704
                             2007        $16.621      $15.901       211,291
                             2008        $15.901      $10.000       184,850
                             2009        $10.000      $12.579       161,817
                             2010        $12.579      $14.256       129,003
                             2011        $14.256      $13.672        97,705
                             2012        $13.672      $15.927        89,261
                             2013        $15.927      $21.164        74,499
                             2014        $21.164      $22.619        63,594

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.749        13,438
                             2007        $10.749      $11.358        11,274
                             2008        $11.358      $ 7.753        10,586
                             2009        $ 7.753      $ 9.720         7,822
                             2010        $ 9.720      $10.402         6,633
                             2011        $10.402      $10.160         5,786
                             2012        $10.160      $11.307         5,427
                             2013        $11.307      $14.282         5,280
                             2014        $14.282      $15.088         5,128
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.930      $13.345       135,327
                             2006        $13.345      $14.489       124,318
                             2007        $14.489      $14.746       112,988
                             2008        $14.746      $ 9.178       101,631
                             2009        $ 9.178      $11.143        92,228
                             2010        $11.143      $12.030        69,876
                             2011        $12.030      $11.777        49,582
                             2012        $11.777      $13.656        44,285
                             2013        $13.656      $17.493        32,074
                             2014        $17.493      $19.284        25,199
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.632      $13.288        37,859
                             2006        $13.288      $14.655        42,633
                             2007        $14.655      $14.837        40,157
                             2008        $14.837      $11.237        31,692
                             2009        $11.237      $13.484        26,707
                             2010        $13.484      $14.798        22,051
                             2011        $14.798      $14.308        28,061
                             2012        $14.308      $15.752        20,524
                             2013        $15.752      $19.271        16,439
                             2014        $19.271      $20.533        12,465
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.751        30,653
                             2012        $11.751      $13.054        27,571
                             2013        $13.054      $15.634        20,328
                             2014        $15.634      $15.389        18,734

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.494      $15.075        55,619
                             2006        $15.075      $17.959        50,377
                             2007        $17.959      $18.781        46,236
                             2008        $18.781      $10.839        40,507
                             2009        $10.839      $12.328        37,146
                             2010        $12.328      $13.512        34,667
                             2011        $13.512      $14.547             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.818      $14.852       126,795
                             2006        $14.852      $16.874       132,321
                             2007        $16.874      $16.945       111,832
                             2008        $16.945      $11.252        88,180
                             2009        $11.252      $13.680        83,402
                             2010        $13.680      $15.035        71,696
                             2011        $15.035      $14.396        49,322
                             2012        $14.396      $16.125        42,843
                             2013        $16.125      $21.130        36,130
                             2014        $21.130      $22.762        28,613
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.098         5,203
                             2014        $18.098      $18.010         5,171
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.100      $12.082        14,419
                             2006        $12.082      $12.902        10,425
                             2007        $12.902      $13.131         9,454
                             2008        $13.131      $ 9.879         8,513
                             2009        $ 9.879      $13.962         8,129
                             2010        $13.962      $15.039         6,312
                             2011        $15.039      $14.976         4,938
                             2012        $14.976      $17.385         4,810
                             2013        $17.385      $17.899             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.589      $13.160        17,345
                             2006        $13.160      $14.692        14,688
                             2007        $14.692      $14.803        10,632
                             2008        $14.803      $10.666         9,952
                             2009        $10.666      $13.050         6,798
                             2010        $13.050      $14.336         5,935
                             2011        $14.336      $15.227             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.928         3,343
                             2012        $ 7.928      $ 8.951         3,294
                             2013        $ 8.951      $10.410         1,194
                             2014        $10.410      $10.207         1,248
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.771      $11.319         8,247
                             2006        $11.319      $12.306         7,893
                             2007        $12.306      $13.173         7,295
                             2008        $13.173      $ 9.203         7,151
                             2009        $ 9.203      $11.707         4,739
                             2010        $11.707      $13.048         4,546
                             2011        $13.048      $11.951         4,172
                             2012        $11.951      $12.950         4,188
                             2013        $12.950      $16.297         4,146
                             2014        $16.297      $16.630         3,996
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.405      $15.680        15,578
                             2006        $15.680      $16.117        14,996
                             2007        $16.117      $18.565        13,510
                             2008        $18.565      $ 9.668        13,183
                             2009        $ 9.668      $14.810        13,415
                             2010        $14.810      $18.465         8,930
                             2011        $18.465      $16.396         7,827
                             2012        $16.396      $17.928         7,280
                             2013        $17.928      $23.991         4,859
                             2014        $23.991      $25.309         3,532
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.021      $13.322        87,092
                             2006        $13.322      $15.037        88,235
                             2007        $15.037      $15.465        70,050
                             2008        $15.465      $ 9.503        62,991
                             2009        $ 9.503      $11.736        64,893
                             2010        $11.736      $13.174        53,865
                             2011        $13.174      $13.103        46,240
                             2012        $13.103      $14.827        35,304
                             2013        $14.827      $19.108        31,305
                             2014        $19.108      $21.143        23,461

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.959      $14.418        32,625
                             2006        $14.418      $15.952        28,897
                             2007        $15.952      $15.838        27,720
                             2008        $15.838      $ 7.462        21,186
                             2009        $ 7.462      $10.799        14,825
                             2010        $10.799      $11.313        10,700
                             2011        $11.313      $10.707         7,344
                             2012        $10.707      $12.339         6,732
                             2013        $12.339      $16.110         5,966
                             2014        $16.110      $16.789         5,172
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.706         1,800
                             2007        $10.706      $11.982         4,251
                             2008        $11.982      $ 6.042         9,368
                             2009        $ 6.042      $ 8.081         6,465
                             2010        $ 8.081      $ 8.700         4,673
                             2011        $ 8.700      $ 9.460             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.488      $15.110         7,714
                             2006        $15.110      $17.767         6,579
                             2007        $17.767      $20.890         5,386
                             2008        $20.890      $13.619         5,352
                             2009        $13.619      $15.854         6,694
                             2010        $15.854      $16.578         6,470
                             2011        $16.578      $18.810         6,393
                             2012        $18.810      $21.823         6,365
                             2013        $21.823      $25.128         5,409
                             2014        $25.128      $26.537             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.411      $16.124        15,803
                             2006        $16.124      $17.003        22,260
                             2007        $17.003      $19.883        12,516
                             2008        $19.883      $ 9.933        12,026
                             2009        $ 9.933      $16.450         4,109
                             2010        $16.450      $20.261         3,006
                             2011        $20.261      $18.341         4,419
                             2012        $18.341      $20.053         4,448
                             2013        $20.053      $21.246             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.912      $14.768        49,938
                             2006        $14.768      $18.790        48,651
                             2007        $18.790      $21.229        47,017
                             2008        $21.229      $11.886        43,882
                             2009        $11.886      $14.835        38,945
                             2010        $14.835      $15.544        35,629
                             2011        $15.544      $13.727        28,475
                             2012        $13.727      $15.888        27,819
                             2013        $15.888      $19.798        11,736
                             2014        $19.798      $17.577         5,703
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.792      $14.382        10,719
                             2006        $14.382      $16.675        11,366
                             2007        $16.675      $19.057        10,496
                             2008        $19.057      $10.461        10,253
                             2009        $10.461      $ 9.979             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.559      $10.662       124,823
                             2006        $10.662      $11.003       133,661
                             2007        $11.003      $11.395       110,740
                             2008        $11.395      $10.146        99,099
                             2009        $10.146      $12.155        99,908
                             2010        $12.155      $12.980        86,925
                             2011        $12.980      $13.315        73,204
                             2012        $13.315      $14.845        68,368
                             2013        $14.845      $14.661        63,133
                             2014        $14.661      $15.424        55,254
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.878      $ 9.823        85,561
                             2006        $ 9.823      $10.011        78,723
                             2007        $10.011      $10.080        63,885
                             2008        $10.080      $ 8.372        45,324
                             2009        $ 8.372      $ 8.657        45,743
                             2010        $ 8.657      $ 8.669        36,915
                             2011        $ 8.669      $ 8.700        30,792
                             2012        $ 8.700      $ 8.782        28,780
                             2013        $ 8.782      $ 8.611        26,456
                             2014        $ 8.611      $ 8.506        22,244

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.744      $ 9.787        79,970
                             2006        $ 9.787      $10.006       105,074
                             2007        $10.006      $10.258        63,305
                             2008        $10.258      $10.269       141,641
                             2009        $10.269      $10.061        80,221
                             2010        $10.061      $ 9.857        61,644
                             2011        $ 9.857      $ 9.657        51,392
                             2012        $ 9.657      $ 9.461        44,296
                             2013        $ 9.461      $ 9.268        41,998
                             2014        $ 9.268      $ 9.080        39,179
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.841      $14.831       119,959
                             2006        $14.831      $15.099        99,994
                             2007        $15.099      $17.634        94,921
                             2008        $17.634      $ 9.026        86,577
                             2009        $ 9.026      $15.106        69,346
                             2010        $15.106      $18.858        63,466
                             2011        $18.858      $17.187        49,857
                             2012        $17.187      $18.871        46,678
                             2013        $18.871      $27.799        31,980
                             2014        $27.799      $28.714        15,252
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.915      $13.673        60,584
                             2006        $13.673      $15.370        61,030
                             2007        $15.370      $16.316        56,324
                             2008        $16.316      $12.114        65,473
                             2009        $12.114      $14.174        70,351
                             2010        $14.174      $14.787        64,080
                             2011        $14.787      $13.309        61,183
                             2012        $13.309      $13.907        61,646
                             2013        $13.907      $14.782             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.468         6,562
                             2007        $ 9.468      $11.420         8,305
                             2008        $11.420      $ 6.281        10,114
                             2009        $ 6.281      $ 8.713        10,055
                             2010        $ 8.713      $10.606        15,945
                             2011        $10.606      $ 9.606        11,150
                             2012        $ 9.606      $ 9.892        10,829
                             2013        $ 9.892      $ 8.264         8,199
                             2014        $ 8.264      $ 6.588         8,016

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.677             0
                             2007        $10.677      $11.058         1,159
                             2008        $11.058      $ 9.243         1,090
                             2009        $ 9.243      $11.813         1,273
                             2010        $11.813      $12.967         7,134
                             2011        $12.967      $13.493         5,505
                             2012        $13.493      $15.563         5,907
                             2013        $15.563      $14.172         5,161
                             2014        $14.172      $14.078         5,127
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.094           168
                             2007        $10.094      $10.933         2,678
                             2008        $10.933      $ 9.946        18,212
                             2009        $ 9.946      $11.523        26,099
                             2010        $11.523      $12.192        22,697
                             2011        $12.192      $13.325        20,645
                             2012        $13.325      $14.181        20,649
                             2013        $14.181      $12.599         9,584
                             2014        $12.599      $12.711         7,186
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.276         6,002
                             2007        $10.276      $10.937        14,267
                             2008        $10.937      $11.219        14,340
                             2009        $11.219      $12.524        32,183
                             2010        $12.524      $13.251        45,299
                             2011        $13.251      $13.437        28,571
                             2012        $13.437      $14.412        33,829
                             2013        $14.412      $13.827        23,412
                             2014        $13.827      $14.110        20,436
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.904         8,444
                             2010        $ 7.904      $ 8.719         6,979
                             2011        $ 8.719      $ 8.705         5,142
                             2012        $ 8.705      $10.173         4,323
                             2013        $10.173      $13.196         3,197
                             2014        $13.196      $14.564         2,142

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.961      $12.187         7,058
                             2006        $12.187      $13.362         6,680
                             2007        $13.362      $13.213         6,590
                             2008        $13.213      $ 7.672         6,324
                             2009        $ 7.672      $ 9.442         6,027
                             2010        $ 9.442      $10.251         4,468
                             2011        $10.251      $10.320         4,392
                             2012        $10.320      $11.376         4,066
                             2013        $11.376      $13.161         2,429
                             2014        $13.161      $14.269         1,026
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.340      $13.751        35,632
                             2006        $13.751      $15.615        35,318
                             2007        $15.615      $14.371        34,925
                             2008        $14.371      $ 8.630        28,763
                             2009        $ 8.630      $10.974        28,243
                             2010        $10.974      $12.296        27,357
                             2011        $12.296      $11.487        24,404
                             2012        $11.487      $13.405        23,885
                             2013        $13.405      $17.817        20,089
                             2014        $17.817      $19.327        19,109
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.369      $15.794        40,716
                             2006        $15.794      $19.762        40,989
                             2007        $19.762      $20.976        42,142
                             2008        $20.976      $11.516        37,889
                             2009        $11.516      $14.061        36,384
                             2010        $14.061      $15.155        26,672
                             2011        $15.155      $12.332        16,219
                             2012        $12.332      $14.727        15,734
                             2013        $14.727      $18.477        14,095
                             2014        $18.477      $16.873        12,444
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.376      $14.257         3,224
                             2006        $14.257      $15.914         1,095
                             2007        $15.914      $14.782         1,088
                             2008        $14.782      $ 8.753         1,081
                             2009        $ 8.753      $11.218         1,070
                             2010        $11.218      $12.519            19
                             2011        $12.519      $12.269            18
                             2012        $12.269      $14.041             0
                             2013        $14.041      $18.586             0
                             2014        $18.586      $20.740             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.892         2,158
                             2006        $10.892      $12.379         6,112
                             2007        $12.379      $11.533         7,514
                             2008        $11.533      $ 6.241         8,088
                             2009        $ 6.241      $ 5.873             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.030      $12.456        34,433
                             2006        $12.456      $12.866        34,002
                             2007        $12.866      $13.298        33,087
                             2008        $13.298      $ 8.202        26,972
                             2009        $ 8.202      $13.169        25,460
                             2010        $13.169      $15.584        24,292
                             2011        $15.584      $12.541        15,722
                             2012        $12.541      $14.033        15,336
                             2013        $14.033      $19.758        12,128
                             2014        $19.758      $21.236        10,904
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.144      $13.341        13,187
                             2006        $13.341      $14.481        10,029
                             2007        $14.481      $15.091         8,772
                             2008        $15.091      $12.569         8,309
                             2009        $12.569      $16.020         8,243
                             2010        $16.020      $17.222         5,842
                             2011        $17.222      $18.033         4,016
                             2012        $18.033      $20.822         3,932
                             2013        $20.822      $18.611         3,805
                             2014        $18.611      $18.759         2,465
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.876      $23.426        16,849
                             2006        $23.426      $31.480        18,302
                             2007        $31.480      $43.310        15,439
                             2008        $43.310      $18.352        11,775
                             2009        $18.352      $30.583        10,969
                             2010        $30.583      $35.636        11,107
                             2011        $35.636      $28.544         7,559
                             2012        $28.544      $33.507        11,488
                             2013        $33.507      $32.462        10,002
                             2014        $32.462      $30.351         9,339

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.464      $14.770        77,874
                             2006        $14.770      $17.582        76,453
                             2007        $17.582      $18.906        78,500
                             2008        $18.906      $13.160        61,406
                             2009        $13.160      $16.703        61,560
                             2010        $16.703      $18.661        44,272
                             2011        $18.661      $19.935        29,994
                             2012        $19.935      $22.572        28,216
                             2013        $22.572      $26.460        23,695
                             2014        $26.460      $27.089        18,679
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.377         5,383
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.063        57,038
                             2014        $16.063      $16.050        54,554
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.266      $13.876        18,873
                             2006        $13.876      $14.112        17,918
                             2007        $14.112      $16.817        11,399
                             2008        $16.817      $ 8.344        10,123
                             2009        $ 8.344      $13.499         6,366
                             2010        $13.499      $16.214         6,216
                             2011        $16.214      $15.401         3,832
                             2012        $15.401      $17.206         3,318
                             2013        $17.206      $24.899         2,379
                             2014        $24.899      $25.877         2,075
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.529      $17.844        62,142
                             2006        $17.844      $19.078        62,458
                             2007        $19.078      $22.913        51,069
                             2008        $22.913      $11.937        44,742
                             2009        $11.937      $18.401        36,376
                             2010        $18.401      $23.843        30,783
                             2011        $23.843      $21.682        25,904
                             2012        $21.682      $23.041        24,227
                             2013        $23.041      $31.032        20,397
                             2014        $31.032      $30.959        16,147

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.791      $17.463        38,617
                             2006        $17.463      $19.132        36,728
                             2007        $19.132      $19.295        30,997
                             2008        $19.295      $11.258        26,703
                             2009        $11.258      $16.173        20,859
                             2010        $16.173      $20.051        17,248
                             2011        $20.051      $17.930        13,849
                             2012        $17.930      $20.147        11,342
                             2013        $20.147      $33.814         9,830
                             2014        $33.814      $28.532         6,044
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.956      $19.393        41,791
                             2006        $19.393      $26.156        36,011
                             2007        $26.156      $21.194        29,731
                             2008        $21.194      $12.860        23,763
                             2009        $12.860      $16.187        21,356
                             2010        $16.187      $20.539        19,575
                             2011        $20.539      $21.260        14,031
                             2012        $21.260      $24.079        13,371
                             2013        $24.079      $24.001        12,713
                             2014        $24.001      $30.430         9,479

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.7

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.381      $13.732       192,777
                             2006        $13.732      $15.762        73,789
                             2007        $15.762      $16.214       123,819
                             2008        $16.214      $ 9.434        95,302
                             2009        $ 9.434      $11.139        89,931
                             2010        $11.139      $12.327        66,876
                             2011        $12.327      $12.829        53,780
                             2012        $12.829      $14.756        50,316
                             2013        $14.756      $19.486        32,032
                             2014        $19.486      $20.893        20,990
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.966      $15.297       202,737
                             2006        $15.297      $14.822        72,624
                             2007        $14.822      $16.382       209,318
                             2008        $16.382      $ 9.226       133,414
                             2009        $ 9.226      $12.026       121,891
                             2010        $12.026      $13.545        84,227
                             2011        $13.545      $13.418        62,869
                             2012        $13.418      $14.951        49,084
                             2013        $14.951      $19.616        37,692
                             2014        $19.616      $21.740        33,474
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.854       248,369
                             2006        $11.854      $15.715        32,002
                             2007        $15.715      $16.277       408,290
                             2008        $16.277      $ 7.460       463,005
                             2009        $ 7.460      $ 9.833       369,688
                             2010        $ 9.833      $10.063       318,473
                             2011        $10.063      $ 7.954       282,987
                             2012        $ 7.954      $ 8.910       233,758
                             2013        $ 8.910      $10.729       181,439
                             2014        $10.729      $ 9.846       164,715

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.186      $13.732        40,431
                             2006        $13.732      $13.386         1,106
                             2007        $13.386      $14.920        15,963
                             2008        $14.920      $ 8.809        12,275
                             2009        $ 8.809      $11.849        11,837
                             2010        $11.849      $12.768        11,395
                             2011        $12.768      $12.117        10,825
                             2012        $12.117      $13.804         7,410
                             2013        $13.804      $18.554         5,464
                             2014        $18.554      $20.723         5,300
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.872      $16.606       258,660
                             2006        $16.606      $18.607        84,543
                             2007        $18.607      $18.532       252,331
                             2008        $18.532      $11.682       159,012
                             2009        $11.682      $16.350       123,828
                             2010        $16.350      $20.306        90,918
                             2011        $20.306      $18.205        75,476
                             2012        $18.205      $21.159        56,825
                             2013        $21.159      $28.572        42,172
                             2014        $28.572      $30.540        35,794
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.933        48,868
                             2006        $10.933      $13.248         4,475
                             2007        $13.248      $15.861        59,029
                             2008        $15.861      $ 9.842        41,351
                             2009        $ 9.842      $10.615             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.713        11,565
                             2006        $10.713      $12.722         1,022
                             2007        $12.722      $11.960        30,216
                             2008        $11.960      $ 6.921        23,659
                             2009        $ 6.921      $ 8.219        26,687
                             2010        $ 8.219      $ 8.984        21,146
                             2011        $ 8.984      $ 8.482        17,728
                             2012        $ 8.482      $ 9.615        16,729
                             2013        $ 9.615      $12.875        12,409
                             2014        $12.875      $13.993        10,565

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.868       181,982
                             2006        $11.868      $12.976        31,737
                             2007        $12.976      $14.932       554,128
                             2008        $14.932      $ 8.395       480,176
                             2009        $ 8.395      $11.158       436,258
                             2010        $11.158      $12.800       357,025
                             2011        $12.800      $12.209       243,606
                             2012        $12.209      $13.911       192,545
                             2013        $13.911      $17.873       149,574
                             2014        $17.873      $19.579       120,003
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.069       157,162
                             2006        $11.069      $12.256         7,523
                             2007        $12.256      $13.449       210,551
                             2008        $13.449      $ 7.666       220,340
                             2009        $ 7.666      $ 9.553       192,212
                             2010        $ 9.553      $10.736       151,826
                             2011        $10.736      $10.677       115,532
                             2012        $10.677      $12.386        97,441
                             2013        $12.386      $16.193        72,699
                             2014        $16.193      $17.512        61,382
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.456        49,716
                             2006        $10.456      $11.389         4,550
                             2007        $11.389      $11.457       108,995
                             2008        $11.457      $ 8.414        88,914
                             2009        $ 8.414      $11.844        78,023
                             2010        $11.844      $13.209        53,275
                             2011        $13.209      $13.441        32,468
                             2012        $13.441      $15.029        27,132
                             2013        $15.029      $15.585        23,527
                             2014        $15.585      $15.429        20,458

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.087       101,824
                             2006        $12.087      $13.330        17,989
                             2007        $13.330      $15.082       182,002
                             2008        $15.082      $ 8.936       138,551
                             2009        $ 8.936      $12.252       116,400
                             2010        $12.252      $15.456        91,409
                             2011        $15.456      $13.518        61,750
                             2012        $13.518      $15.194        40,160
                             2013        $15.194      $20.254        32,149
                             2014        $20.254      $21.069        27,271
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.193             0
                             2007        $10.193      $10.495        63,256
                             2008        $10.495      $10.581       496,790
                             2009        $10.581      $10.431       391,555
                             2010        $10.431      $10.241       219,506
                             2011        $10.241      $10.049       176,723
                             2012        $10.049      $ 9.860       157,204
                             2013        $ 9.860      $ 9.674       105,997
                             2014        $ 9.674      $ 9.492        54,222
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.132        11,194
                             2006        $11.132      $11.491         2,677
                             2007        $11.491      $12.887        65,673
                             2008        $12.887      $ 8.178        66,657
                             2009        $ 8.178      $10.669        56,490
                             2010        $10.669      $12.163        43,863
                             2011        $12.163      $11.360        20,846
                             2012        $11.360      $12.178        17,212
                             2013        $12.178      $16.426        12,587
                             2014        $16.426      $17.099        10,575
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.674      $10.820       119,391
                             2006        $10.820      $11.610        11,299
                             2007        $11.610      $11.698        77,201
                             2008        $11.698      $ 8.794        54,263
                             2009        $ 8.794      $12.312        64,787
                             2010        $12.312      $13.681        47,920
                             2011        $13.681      $14.035        41,183
                             2012        $14.035      $15.912        36,619
                             2013        $15.912      $16.833        21,618
                             2014        $16.833      $16.511        15,811

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.217      $11.183       323,126
                             2006        $11.183      $12.973        29,042
                             2007        $12.973      $13.205       909,655
                             2008        $13.205      $ 9.113       480,585
                             2009        $ 9.113      $12.123       418,019
                             2010        $12.123      $13.402       354,304
                             2011        $13.402      $13.463       262,602
                             2012        $13.463      $14.879       205,318
                             2013        $14.879      $16.633       157,799
                             2014        $16.633      $17.071       150,912
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.358        23,826
                             2006        $11.358      $13.714         5,198
                             2007        $13.714      $15.047        78,114
                             2008        $15.047      $10.562        64,531
                             2009        $10.562      $12.778        64,382
                             2010        $12.778      $14.036        49,632
                             2011        $14.036      $13.364        48,047
                             2012        $13.364      $14.862        39,840
                             2013        $14.862      $18.608        34,337
                             2014        $18.608      $19.298        29,021
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.929      $11.855       224,792
                             2006        $11.855      $13.770        17,714
                             2007        $13.770      $13.978       408,166
                             2008        $13.978      $ 8.625       291,560
                             2009        $ 8.625      $10.666       268,143
                             2010        $10.666      $11.636       229,473
                             2011        $11.636      $11.297       162,782
                             2012        $11.297      $12.662       141,161
                             2013        $12.662      $15.934        97,898
                             2014        $15.934      $16.746        81,413

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.496      $12.426       447,788
                             2006        $12.426      $14.807        45,656
                             2007        $14.807      $16.771       467,312
                             2008        $16.771      $ 9.810       332,023
                             2009        $ 9.810      $13.189       288,157
                             2010        $13.189      $14.028       234,570
                             2011        $14.028      $12.300       208,290
                             2012        $12.300      $14.267       182,194
                             2013        $14.267      $17.212       131,324
                             2014        $17.212      $15.007       118,976
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.503        68,083
                             2006        $10.503      $12.637         3,240
                             2007        $12.637      $12.429       132,994
                             2008        $12.429      $ 8.083       102,730
                             2009        $ 8.083      $ 9.382        97,718
                             2010        $ 9.382      $10.236        86,107
                             2011        $10.236      $ 9.335        76,414
                             2012        $ 9.335      $10.910        65,849
                             2013        $10.910      $14.261        46,622
                             2014        $14.261      $15.801        35,868
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.355        55,501
                             2006        $11.355      $12.941        10,586
                             2007        $12.941      $13.032        71,239
                             2008        $13.032      $ 8.092        51,861
                             2009        $ 8.092      $10.570        49,351
                             2010        $10.570      $12.964        26,046
                             2011        $12.964      $11.908        19,726
                             2012        $11.908      $13.840        14,874
                             2013        $13.840      $18.045        10,492
                             2014        $18.045      $20.107         9,568
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.321       188,527
                             2006        $11.321      $12.471        16,723
                             2007        $12.471      $10.189       289,176
                             2008        $10.189      $ 6.613       225,676
                             2009        $ 6.613      $ 8.284       191,190
                             2010        $ 8.284      $10.575       140,084
                             2011        $10.575      $10.446       108,863
                             2012        $10.446      $11.563        93,842
                             2013        $11.563      $15.385        65,040
                             2014        $15.385      $16.141        50,179

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.249       151,020
                             2006        $11.249      $12.460         5,914
                             2007        $12.460      $11.936       218,344
                             2008        $11.936      $ 7.432       178,799
                             2009        $ 7.432      $ 8.833       160,170
                             2010        $ 8.833      $ 9.779       130,365
                             2011        $ 9.779      $ 9.983        99,247
                             2012        $ 9.983      $11.210        85,851
                             2013        $11.210      $15.125        58,034
                             2014        $15.125      $17.267        46,980
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.367      $13.061       145,537
                             2006        $13.061      $13.151        25,708
                             2007        $13.151      $15.048       110,913
                             2008        $15.048      $ 7.512        80,712
                             2009        $ 7.512      $12.209        68,484
                             2010        $12.209      $14.322        56,954
                             2011        $14.322      $13.154        39,424
                             2012        $13.154      $14.633        36,461
                             2013        $14.633      $20.070        25,438
                             2014        $20.070      $21.299        23,100
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $15.005      $16.511       346,792
                             2006        $16.511      $19.540        67,204
                             2007        $19.540      $20.653       322,128
                             2008        $20.653      $11.869       265,638
                             2009        $11.869      $16.205       208,738
                             2010        $16.205      $19.426       165,212
                             2011        $19.426      $19.217       131,324
                             2012        $19.217      $22.072       111,299
                             2013        $22.072      $29.004        79,724
                             2014        $29.004      $31.153        64,200

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.746      $13.579         12,438
                             2006        $13.579      $14.130         17,405
                             2007        $14.130      $15.488          6,910
                             2008        $15.488      $ 8.718          6,230
                             2009        $ 8.718      $10.325          5,181
                             2010        $10.325      $11.670          4,559
                             2011        $11.670      $10.521          4,500
                             2012        $10.521      $12.059              0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.372      $14.680      1,159,340
                             2006        $14.680      $16.715        319,305
                             2007        $16.715      $16.015      1,068,334
                             2008        $16.015      $10.087        734,544
                             2009        $10.087      $12.708        633,378
                             2010        $12.708      $14.425        477,628
                             2011        $14.425      $13.854        348,745
                             2012        $13.854      $16.164        275,678
                             2013        $16.164      $21.513        198,763
                             2014        $21.513      $23.027        172,466
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.760          1,713
                             2007        $10.760      $11.387         24,978
                             2008        $11.387      $ 7.784         16,894
                             2009        $ 7.784      $ 9.774         11,814
                             2010        $ 9.774      $10.477          6,411
                             2011        $10.477      $10.249          5,969
                             2012        $10.249      $11.424          5,353
                             2013        $11.424      $14.451          3,324
                             2014        $14.451      $15.290          3,067
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.963      $13.400        226,368
                             2006        $13.400      $14.571         49,499
                             2007        $14.571      $14.852        150,097
                             2008        $14.852      $ 9.258        118,053
                             2009        $ 9.258      $11.258         96,851
                             2010        $11.258      $12.172         69,549
                             2011        $12.172      $11.935         58,906
                             2012        $11.935      $13.859         57,889
                             2013        $13.859      $17.781         38,531
                             2014        $17.781      $19.632         32,701

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.664      $13.342       211,350
                             2006        $13.342      $14.737        64,636
                             2007        $14.737      $14.943       485,911
                             2008        $14.943      $11.335       164,910
                             2009        $11.335      $13.622       113,717
                             2010        $13.622      $14.973        93,853
                             2011        $14.973      $14.499        88,768
                             2012        $14.499      $15.987        70,863
                             2013        $15.987      $19.588        51,694
                             2014        $19.588      $20.903        43,756
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.908        32,441
                             2012        $11.908      $13.249        27,354
                             2013        $13.249      $15.891        14,825
                             2014        $15.891      $15.666        13,482
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.531      $15.137       120,353
                             2006        $15.137      $18.060        10,326
                             2007        $18.060      $18.916        85,280
                             2008        $18.916      $10.933        55,823
                             2009        $10.933      $12.455        47,100
                             2010        $12.455      $13.672        34,544
                             2011        $13.672      $14.726             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.853      $14.913       489,415
                             2006        $14.913      $16.969       101,736
                             2007        $16.969      $17.067       417,675
                             2008        $17.067      $11.351       313,824
                             2009        $11.351      $13.821       283,366
                             2010        $13.821      $15.213       227,472
                             2011        $15.213      $14.588       174,312
                             2012        $14.588      $16.365       147,939
                             2013        $16.365      $21.478        99,830
                             2014        $21.478      $23.172        55,313
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.395        19,405
                             2014        $18.395      $18.334        14,115

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.131      $12.131       147,765
                             2006        $12.131      $12.975        48,992
                             2007        $12.975      $13.225        88,491
                             2008        $13.225      $ 9.965        61,301
                             2009        $ 9.965      $14.105        45,626
                             2010        $14.105      $15.216        43,595
                             2011        $15.216      $15.176        34,126
                             2012        $15.176      $17.644        26,809
                             2013        $17.644      $18.174             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.621      $13.214       212,851
                             2006        $13.214      $14.774         5,437
                             2007        $14.774      $14.909       128,718
                             2008        $14.909      $10.759        48,848
                             2009        $10.759      $13.184        38,342
                             2010        $13.184      $14.505        26,466
                             2011        $14.505      $15.414             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.998        37,626
                             2012        $ 7.998      $ 9.043        33,079
                             2013        $ 9.043      $10.533        27,925
                             2014        $10.533      $10.343        24,923
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.782      $11.348       112,654
                             2006        $11.348      $12.356        21,519
                             2007        $12.356      $13.247        78,877
                             2008        $13.247      $ 9.269        50,759
                             2009        $ 9.269      $11.809        44,786
                             2010        $11.809      $13.182        23,893
                             2011        $13.182      $12.092        20,335
                             2012        $12.092      $13.123        15,190
                             2013        $13.123      $16.540         9,478
                             2014        $16.540      $16.904         7,392

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.441      $15.744        25,463
                             2006        $15.744      $16.207        25,771
                             2007        $16.207      $18.698        15,411
                             2008        $18.698      $ 9.752        10,326
                             2009        $ 9.752      $14.962         8,592
                             2010        $14.962      $18.683         8,468
                             2011        $18.683      $16.615         7,415
                             2012        $16.615      $18.195         6,297
                             2013        $18.195      $24.386         5,007
                             2014        $24.386      $25.765         3,792
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.055      $13.377       451,129
                             2006        $13.377      $15.121        97,380
                             2007        $15.121      $15.576       435,427
                             2008        $15.576      $ 9.586       383,790
                             2009        $ 9.586      $11.856       324,777
                             2010        $11.856      $13.329       271,852
                             2011        $13.329      $13.278       212,804
                             2012        $13.278      $15.048       191,312
                             2013        $15.048      $19.422       153,758
                             2014        $19.422      $21.524       117,828
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.995      $14.476       103,508
                             2006        $14.476      $16.042        27,431
                             2007        $16.042      $15.952        64,699
                             2008        $15.952      $ 7.527        52,495
                             2009        $ 7.527      $10.910        45,739
                             2010        $10.910      $11.447        37,699
                             2011        $11.447      $10.850        28,451
                             2012        $10.850      $12.523        24,587
                             2013        $12.523      $16.375        17,472
                             2014        $16.375      $17.091        11,498
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.717         1,199
                             2007        $10.717      $12.012        65,224
                             2008        $12.012      $ 6.067        83,498
                             2009        $ 6.067      $ 8.127        83,884
                             2010        $ 8.127      $ 8.762        68,072
                             2011        $ 8.762      $ 9.533             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.522      $15.171        49,486
                             2006        $15.171      $17.867         3,618
                             2007        $17.867      $21.040        36,800
                             2008        $21.040      $13.738        33,416
                             2009        $13.738      $16.016        28,911
                             2010        $16.016      $16.774        15,413
                             2011        $16.774      $19.061        12,754
                             2012        $19.061      $22.148        13,495
                             2013        $22.148      $25.541        11,660
                             2014        $25.541      $26.987             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.445      $16.190        31,901
                             2006        $16.190      $17.098        23,587
                             2007        $17.098      $20.025        18,238
                             2008        $20.025      $10.019        12,209
                             2009        $10.019      $16.618        10,012
                             2010        $16.618      $20.500         7,085
                             2011        $20.500      $18.586         5,719
                             2012        $18.586      $20.351         5,471
                             2013        $20.351      $21.573             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.948      $14.829        32,446
                             2006        $14.829      $18.896        10,544
                             2007        $18.896      $21.381        20,770
                             2008        $21.381      $11.989        13,267
                             2009        $11.989      $14.987        12,359
                             2010        $14.987      $15.727         9,901
                             2011        $15.727      $13.910         7,715
                             2012        $13.910      $16.125         7,457
                             2013        $16.125      $20.124         6,183
                             2014        $20.124      $17.894         5,818
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.827      $14.440        35,366
                             2006        $14.440      $16.768         3,995
                             2007        $16.768      $19.194        19,921
                             2008        $19.194      $10.553        16,432
                             2009        $10.553      $10.071             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.586      $10.706        907,190
                             2006        $10.706      $11.065         67,695
                             2007        $11.065      $11.477      1,054,166
                             2008        $11.477      $10.234        681,533
                             2009        $10.234      $12.279        609,274
                             2010        $12.279      $13.133        499,323
                             2011        $13.133      $13.492        391,311
                             2012        $13.492      $15.067        308,296
                             2013        $15.067      $14.902        269,690
                             2014        $14.902      $15.702        223,685
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.903      $ 9.864        536,500
                             2006        $ 9.864      $10.067         74,623
                             2007        $10.067      $10.153        334,301
                             2008        $10.153      $ 8.445        230,719
                             2009        $ 8.445      $ 8.746        236,989
                             2010        $ 8.746      $ 8.771        190,247
                             2011        $ 8.771      $ 8.817        163,208
                             2012        $ 8.817      $ 8.913        123,746
                             2013        $ 8.913      $ 8.753        119,784
                             2014        $ 8.753      $ 8.659         95,776
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.768      $ 9.827        600,565
                             2006        $ 9.827      $10.062         62,866
                             2007        $10.062      $10.331        458,128
                             2008        $10.331      $10.358        506,815
                             2009        $10.358      $10.164        356,361
                             2010        $10.164      $ 9.973        271,025
                             2011        $ 9.973      $ 9.786        332,323
                             2012        $ 9.786      $ 9.602        265,307
                             2013        $ 9.602      $ 9.421        210,716
                             2014        $ 9.421      $ 9.244        144,071
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.874      $14.892        270,898
                             2006        $14.892      $15.184         25,322
                             2007        $15.184      $17.761        180,354
                             2008        $17.761      $ 9.105        150,037
                             2009        $ 9.105      $15.261        124,707
                             2010        $15.261      $19.080         96,404
                             2011        $19.080      $17.416         78,413
                             2012        $17.416      $19.153         62,564
                             2013        $19.153      $28.256         45,685
                             2014        $28.256      $29.231         39,638

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.948      $13.728        61,660
                             2006        $13.728      $15.456        10,102
                             2007        $15.456      $16.432        82,961
                             2008        $16.432      $12.220        49,804
                             2009        $12.220      $14.319        79,212
                             2010        $14.319      $14.962        75,735
                             2011        $14.962      $13.486        64,825
                             2012        $13.486      $14.114        28,190
                             2013        $14.114      $15.009             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.478             0
                             2007        $ 9.478      $11.450        25,216
                             2008        $11.450      $ 6.307        34,564
                             2009        $ 6.307      $ 8.763        41,662
                             2010        $ 8.763      $10.682        34,179
                             2011        $10.682      $ 9.690        21,951
                             2012        $ 9.690      $ 9.993        19,032
                             2013        $ 9.993      $ 8.362        13,042
                             2014        $ 8.362      $ 6.676         9,176
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.688             0
                             2007        $10.688      $11.086         5,381
                             2008        $11.086      $ 9.281         9,916
                             2009        $ 9.281      $11.880        10,522
                             2010        $11.880      $13.060        13,662
                             2011        $13.060      $13.611         8,405
                             2012        $13.611      $15.723        15,544
                             2013        $15.723      $14.340         7,132
                             2014        $14.340      $14.266         5,622
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.104             0
                             2007        $10.104      $10.961       337,431
                             2008        $10.961      $ 9.986       209,514
                             2009        $ 9.986      $11.588       150,324
                             2010        $11.588      $12.279        95,860
                             2011        $12.279      $13.441        66,558
                             2012        $13.441      $14.327        65,743
                             2013        $14.327      $12.748        55,191
                             2014        $12.748      $12.880        26,731

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.286           833
                             2007        $10.286      $10.965       493,443
                             2008        $10.965      $11.265       362,106
                             2009        $11.265      $12.594       344,845
                             2010        $12.594      $13.346       295,689
                             2011        $13.346      $13.554       185,165
                             2012        $13.554      $14.559       175,283
                             2013        $14.559      $13.990       160,672
                             2014        $13.990      $14.299       114,242
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.960       142,599
                             2010        $ 7.960      $ 8.795       114,988
                             2011        $ 8.795      $ 8.795        85,649
                             2012        $ 8.795      $10.294        68,444
                             2013        $10.294      $13.373        49,208
                             2014        $13.373      $14.781        41,972
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.992      $12.236       712,672
                             2006        $12.236      $13.437         5,602
                             2007        $13.437      $13.307        91,787
                             2008        $13.307      $ 7.739        46,549
                             2009        $ 7.739      $ 9.539        40,491
                             2010        $ 9.539      $10.372        38,215
                             2011        $10.372      $10.458        29,958
                             2012        $10.458      $11.546        20,556
                             2013        $11.546      $13.377        18,175
                             2014        $13.377      $14.526        16,218
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.374      $13.808        44,373
                             2006        $13.808      $15.703         1,256
                             2007        $15.703      $14.474        27,085
                             2008        $14.474      $ 8.705        13,430
                             2009        $ 8.705      $11.087        11,242
                             2010        $11.087      $12.441         7,839
                             2011        $12.441      $11.640         6,494
                             2012        $11.640      $13.605         5,036
                             2013        $13.605      $18.110         3,962
                             2014        $18.110      $19.675         1,372

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.406      $15.859       170,545
                             2006        $15.859      $19.873        21,382
                             2007        $19.873      $21.126       184,580
                             2008        $21.126      $11.617       125,470
                             2009        $11.617      $14.205        96,892
                             2010        $14.205      $15.334        75,588
                             2011        $15.334      $12.497        52,125
                             2012        $12.497      $14.947        40,126
                             2013        $14.947      $18.781        29,528
                             2014        $18.781      $17.177        23,593
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.410      $14.316         7,950
                             2006        $14.316      $16.003         3,447
                             2007        $16.003      $14.888           180
                             2008        $14.888      $ 8.830           164
                             2009        $ 8.830      $11.333           145
                             2010        $11.333      $12.667             0
                             2011        $12.667      $12.433             0
                             2012        $12.433      $14.250             0
                             2013        $14.250      $18.892             0
                             2014        $18.892      $21.114             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.903        97,341
                             2006        $10.903      $12.411         6,105
                             2007        $12.411      $11.580       243,127
                             2008        $11.580      $ 6.276       177,191
                             2009        $ 6.276      $ 5.907             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.061      $12.507       127,010
                             2006        $12.507      $12.938        16,033
                             2007        $12.938      $13.393       122,742
                             2008        $13.393      $ 8.274        69,258
                             2009        $ 8.274      $13.304        51,466
                             2010        $13.304      $15.768        38,876
                             2011        $15.768      $12.709        29,357
                             2012        $12.709      $14.242        23,484
                             2013        $14.242      $20.083        16,941
                             2014        $20.083      $21.619        13,402

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.175      $13.395        60,690
                             2006        $13.395      $14.562         5,592
                             2007        $14.562      $15.199        49,319
                             2008        $15.199      $12.678        29,056
                             2009        $12.678      $16.184        25,791
                             2010        $16.184      $17.425        22,346
                             2011        $17.425      $18.274        12,011
                             2012        $18.274      $21.132        13,479
                             2013        $21.132      $18.917         5,871
                             2014        $18.917      $19.096         3,271
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.922      $23.522        73,319
                             2006        $23.522      $31.656        21,151
                             2007        $31.656      $43.620        76,469
                             2008        $43.620      $18.511        57,233
                             2009        $18.511      $30.897        50,423
                             2010        $30.897      $36.057        45,150
                             2011        $36.057      $28.925        31,041
                             2012        $28.925      $34.007        25,700
                             2013        $34.007      $32.996        19,692
                             2014        $32.996      $30.898        13,915
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.499      $14.830       384,803
                             2006        $14.830      $17.681        48,552
                             2007        $17.681      $19.041       449,336
                             2008        $19.041      $13.275       312,974
                             2009        $13.275      $16.874       255,229
                             2010        $16.874      $18.881       191,390
                             2011        $18.881      $20.201       136,769
                             2012        $20.201      $22.909       125,343
                             2013        $22.909      $26.895       101,094
                             2014        $26.895      $27.577        94,584

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.888        10,702
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.328        24,728
                             2014        $16.328      $16.339        21,917
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.297      $13.933        68,523
                             2006        $13.933      $14.191        18,146
                             2007        $14.191      $16.938        44,609
                             2008        $16.938      $ 8.417        39,332
                             2009        $ 8.417      $13.638        37,241
                             2010        $13.638      $16.405        31,107
                             2011        $16.405      $15.606        13,393
                             2012        $15.606      $17.463        12,516
                             2013        $17.463      $25.309         6,550
                             2014        $25.309      $26.343         5,882
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.568      $17.917       179,229
                             2006        $17.917      $19.185        55,348
                             2007        $19.185      $23.077       134,283
                             2008        $23.077      $12.041       104,828
                             2009        $12.041      $18.590        88,186
                             2010        $18.590      $24.125        64,241
                             2011        $24.125      $21.971        47,755
                             2012        $21.971      $23.385        39,734
                             2013        $23.385      $31.543        31,787
                             2014        $31.543      $31.517        26,460

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.831      $17.534        96,086
                             2006        $17.534      $19.240        23,828
                             2007        $19.240      $19.433        54,417
                             2008        $19.433      $11.356        45,892
                             2009        $11.356      $16.338        39,724
                             2010        $16.338      $20.287        34,298
                             2011        $20.287      $18.170        28,517
                             2012        $18.170      $20.447        25,271
                             2013        $20.447      $34.371        18,454
                             2014        $34.371      $29.046        16,011
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.999      $19.472       178,831
                             2006        $19.472      $26.303        16,352
                             2007        $26.303      $21.346       142,482
                             2008        $21.346      $12.972       105,121
                             2009        $12.972      $16.353        91,139
                             2010        $16.353      $20.781        70,037
                             2011        $20.781      $21.544        55,184
                             2012        $21.544      $24.438        45,132
                             2013        $24.438      $24.396        29,676
                             2014        $24.396      $30.978        21,460

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.75

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.370      $13.714         1,369
                             2006        $13.714      $15.733         1,297
                             2007        $15.733      $16.176         1,206
                             2008        $16.176      $ 9.407         1,181
                             2009        $ 9.407      $11.101           518
                             2010        $11.101      $12.279           480
                             2011        $12.279      $12.772           336
                             2012        $12.772      $14.684           114
                             2013        $14.684      $19.380            17
                             2014        $19.380      $20.770             9
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.954      $15.276         6,325
                             2006        $15.276      $14.794         6,555
                             2007        $14.794      $16.343         7,413
                             2008        $16.343      $ 9.199         2,050
                             2009        $ 9.199      $11.985         1,846
                             2010        $11.985      $13.492         1,833
                             2011        $13.492      $13.359           897
                             2012        $13.359      $14.878            82
                             2013        $14.878      $19.510            82
                             2014        $19.510      $21.611             0
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.849         6,507
                             2006        $11.849      $15.701        22,410
                             2007        $15.701      $16.254        24,370
                             2008        $16.254      $ 7.446        22,716
                             2009        $ 7.446      $ 9.810        19,051
                             2010        $ 9.810      $10.034        16,409
                             2011        $10.034      $ 7.927        17,052
                             2012        $ 7.927      $ 8.876        15,346
                             2013        $ 8.876      $10.682        13,534
                             2014        $10.682      $ 9.798        12,154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.176      $13.713        2,956
                             2006        $13.713      $13.361        2,940
                             2007        $13.361      $14.884        2,924
                             2008        $14.884      $ 8.783        2,906
                             2009        $ 8.783      $11.809        2,880
                             2010        $11.809      $12.718        2,857
                             2011        $12.718      $12.064        2,837
                             2012        $12.064      $13.736        2,816
                             2013        $13.736      $18.454        2,707
                             2014        $18.454      $20.600        2,590
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.859      $16.583        4,840
                             2006        $16.583      $18.572        8,414
                             2007        $18.572      $18.488        6,510
                             2008        $18.488      $11.648        1,911
                             2009        $11.648      $16.294        1,265
                             2010        $16.294      $20.227        1,055
                             2011        $20.227      $18.125          962
                             2012        $18.125      $21.055          880
                             2013        $21.055      $28.417          812
                             2014        $28.417      $30.359          408
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.930        1,319
                             2006        $10.930      $13.237        2,046
                             2007        $13.237      $15.839        2,138
                             2008        $15.839      $ 9.823        2,215
                             2009        $ 9.823      $10.591            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.709        1,262
                             2006        $10.709      $12.711        6,537
                             2007        $12.711      $11.944        6,544
                             2008        $11.944      $ 6.908        6,755
                             2009        $ 6.908      $ 8.199        5,302
                             2010        $ 8.199      $ 8.958        4,749
                             2011        $ 8.958      $ 8.453          568
                             2012        $ 8.453      $ 9.577          564
                             2013        $ 9.577      $12.818          561
                             2014        $12.818      $13.924            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.864         2,655
                             2006        $11.864      $12.965        21,857
                             2007        $12.965      $14.912        19,172
                             2008        $14.912      $ 8.380        18,125
                             2009        $ 8.380      $11.131        17,474
                             2010        $11.131      $12.763        14,987
                             2011        $12.763      $12.168        11,659
                             2012        $12.168      $13.857        10,859
                             2013        $13.857      $17.794        10,687
                             2014        $17.794      $19.483         9,429
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.065         2,142
                             2006        $11.065      $12.246         9,355
                             2007        $12.246      $13.431         9,832
                             2008        $13.431      $ 7.652        10,098
                             2009        $ 7.652      $ 9.531         9,053
                             2010        $ 9.531      $10.705         5,315
                             2011        $10.705      $10.641         4,683
                             2012        $10.641      $12.338         3,565
                             2013        $12.338      $16.121         2,876
                             2014        $16.121      $17.425         2,141
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.452         2,488
                             2006        $10.452      $11.380         4,152
                             2007        $11.380      $11.441         4,145
                             2008        $11.441      $ 8.399         3,933
                             2009        $ 8.399      $11.815         2,256
                             2010        $11.815      $13.171         1,904
                             2011        $13.171      $13.396           927
                             2012        $13.396      $14.970           892
                             2013        $14.970      $15.516           918
                             2014        $15.516      $15.353           849

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.083         1,119
                             2006        $12.083      $13.318         4,739
                             2007        $13.318      $15.062         4,715
                             2008        $15.062      $ 8.919         4,612
                             2009        $ 8.919      $12.223         4,351
                             2010        $12.223      $15.411         2,254
                             2011        $15.411      $13.473           912
                             2012        $13.473      $15.134           355
                             2013        $15.134      $20.164           341
                             2014        $20.164      $20.966           114
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.189         1,541
                             2007        $10.189      $10.486         1,763
                             2008        $10.486      $10.567        22,258
                             2009        $10.567      $10.411        23,957
                             2010        $10.411      $10.217        19,411
                             2011        $10.217      $10.020        16,563
                             2012        $10.020      $ 9.826        12,920
                             2013        $ 9.826      $ 9.636         9,644
                             2014        $ 9.636      $ 9.450         8,963
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.129             0
                             2006        $11.129      $11.481         5,635
                             2007        $11.481      $12.869         6,539
                             2008        $12.869      $ 8.163         5,995
                             2009        $ 8.163      $10.644         5,383
                             2010        $10.644      $12.128         4,090
                             2011        $12.128      $11.322         3,694
                             2012        $11.322      $12.130         3,442
                             2013        $12.130      $16.353         2,509
                             2014        $16.353      $17.015         2,156

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.670      $10.810         4,141
                             2006        $10.810      $11.594         4,110
                             2007        $11.594      $11.677         4,146
                             2008        $11.677      $ 8.773         2,638
                             2009        $ 8.773      $12.276           580
                             2010        $12.276      $13.634           569
                             2011        $13.634      $13.980           552
                             2012        $13.980      $15.842           216
                             2013        $15.842      $16.750           242
                             2014        $16.750      $16.421             0
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.214      $11.173         2,972
                             2006        $11.173      $12.956        37,377
                             2007        $12.956      $13.180        32,717
                             2008        $13.180      $ 9.091        15,765
                             2009        $ 9.091      $12.088        15,063
                             2010        $12.088      $13.356        11,345
                             2011        $13.356      $13.410         5,014
                             2012        $13.410      $14.813         4,356
                             2013        $14.813      $16.551         3,955
                             2014        $16.551      $16.979         3,340
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.355           153
                             2006        $11.355      $13.702         7,438
                             2007        $13.702      $15.027         7,404
                             2008        $15.027      $10.542         7,368
                             2009        $10.542      $12.748         7,139
                             2010        $12.748      $13.996         7,252
                             2011        $13.996      $13.319         7,206
                             2012        $13.319      $14.804         7,154
                             2013        $14.804      $18.526         7,088
                             2014        $18.526      $19.204         7,045

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.926      $11.845         8,721
                             2006        $11.845      $13.751        14,602
                             2007        $13.751      $13.952        14,443
                             2008        $13.952      $ 8.604        12,100
                             2009        $ 8.604      $10.635         9,004
                             2010        $10.635      $11.596         7,828
                             2011        $11.596      $11.253         5,573
                             2012        $11.253      $12.606         4,681
                             2013        $12.606      $15.855         3,989
                             2014        $15.855      $16.655         3,775
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.492      $12.416         7,845
                             2006        $12.416      $14.787        16,092
                             2007        $14.787      $16.739        15,067
                             2008        $16.739      $ 9.786        12,775
                             2009        $ 9.786      $13.151        10,774
                             2010        $13.151      $13.980         9,907
                             2011        $13.980      $12.252         5,968
                             2012        $12.252      $14.204         4,953
                             2013        $14.204      $17.128         4,416
                             2014        $17.128      $14.926         2,601
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.499         1,726
                             2006        $10.499      $12.626         3,240
                             2007        $12.626      $12.412         3,227
                             2008        $12.412      $ 8.067         2,165
                             2009        $ 8.067      $ 9.360           748
                             2010        $ 9.360      $10.206           552
                             2011        $10.206      $ 9.303           566
                             2012        $ 9.303      $10.867           454
                             2013        $10.867      $14.198           429
                             2014        $14.198      $15.723           246

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.351         1,923
                             2006        $11.351      $12.930         2,344
                             2007        $12.930      $13.015         2,333
                             2008        $13.015      $ 8.076         1,273
                             2009        $ 8.076      $10.545         1,265
                             2010        $10.545      $12.926           836
                             2011        $12.926      $11.868           832
                             2012        $11.868      $13.786             0
                             2013        $13.786      $17.966             0
                             2014        $17.966      $20.008             0
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.317         4,494
                             2006        $11.317      $12.460        12,625
                             2007        $12.460      $10.175        12,959
                             2008        $10.175      $ 6.601        11,837
                             2009        $ 6.601      $ 8.264        10,406
                             2010        $ 8.264      $10.545         9,997
                             2011        $10.545      $10.410         8,557
                             2012        $10.410      $11.518         7,802
                             2013        $11.518      $15.318         7,679
                             2014        $15.318      $16.061         7,263
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.245         5,336
                             2006        $11.245      $12.450        12,802
                             2007        $12.450      $11.920        14,516
                             2008        $11.920      $ 7.418         9,143
                             2009        $ 7.418      $ 8.812         7,857
                             2010        $ 8.812      $ 9.751         6,186
                             2011        $ 9.751      $ 9.949         3,984
                             2012        $ 9.949      $11.166         3,394
                             2013        $11.166      $15.058         2,550
                             2014        $15.058      $17.182         1,733

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.357      $13.043         4,849
                             2006        $13.043      $13.127         5,273
                             2007        $13.127      $15.013         4,988
                             2008        $15.013      $ 7.491         3,454
                             2009        $ 7.491      $12.167         3,169
                             2010        $12.167      $14.266         2,355
                             2011        $14.266      $13.096           409
                             2012        $13.096      $14.561           404
                             2013        $14.561      $19.961           320
                             2014        $19.961      $21.173           105
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.992      $16.488         5,804
                             2006        $16.488      $19.504         9,088
                             2007        $19.504      $20.604         9,423
                             2008        $20.604      $11.835         8,638
                             2009        $11.835      $16.150         5,659
                             2010        $16.150      $19.350         4,141
                             2011        $19.350      $19.132         3,119
                             2012        $19.132      $21.964         2,555
                             2013        $21.964      $28.846         2,002
                             2014        $28.846      $30.968         1,355
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.735      $13.560           400
                             2006        $13.560      $14.103           398
                             2007        $14.103      $15.451           395
                             2008        $15.451      $ 8.692           220
                             2009        $ 8.692      $10.290           165
                             2010        $10.290      $11.625           163
                             2011        $11.625      $10.474           122
                             2012        $10.474      $12.004             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.360      $14.661        31,091
                             2006        $14.661      $16.684        43,911
                             2007        $16.684      $15.977        42,999
                             2008        $15.977      $10.058        33,381
                             2009        $10.058      $12.665        28,166
                             2010        $12.665      $14.368        21,337
                             2011        $14.368      $13.793        13,345
                             2012        $13.793      $16.084         9,772
                             2013        $16.084      $21.396         8,075
                             2014        $21.396      $22.890         6,902

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2005        $12.137      $12.541         2,032
                             2006        $10.000      $10.756         2,375
                             2007        $10.756      $11.378         2,337
                             2008        $11.378      $ 7.774         2,328
                             2009        $ 7.774      $ 9.756         1,297
                             2010        $ 9.756      $10.452           593
                             2011        $10.452      $10.219           600
                             2012        $10.219      $11.385           602
                             2013        $11.385      $14.394           566
                             2014        $14.394      $15.223             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.952      $13.382         2,659
                             2006        $13.382      $14.544         2,844
                             2007        $14.544      $14.816         2,817
                             2008        $14.816      $ 9.232         2,245
                             2009        $ 9.232      $11.219         1,470
                             2010        $11.219      $12.124           968
                             2011        $12.124      $11.882           853
                             2012        $11.882      $13.791           823
                             2013        $13.791      $17.685           717
                             2014        $17.685      $19.515           151
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.653      $13.324        11,102
                             2006        $13.324      $14.710        30,723
                             2007        $14.710      $14.907        26,834
                             2008        $14.907      $11.303        14,104
                             2009        $11.303      $13.576        12,903
                             2010        $13.576      $14.914         9,788
                             2011        $14.914      $14.435         4,658
                             2012        $14.435      $15.908         2,621
                             2013        $15.908      $19.482         1,969
                             2014        $19.482      $20.779         1,297
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.855         2,962
                             2012        $11.855      $13.184         2,938
                             2013        $13.184      $15.805         2,785
                             2014        $15.805      $15.573         2,662

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.519      $15.116         4,687
                             2006        $15.116      $18.027         4,829
                             2007        $18.027      $18.871         4,791
                             2008        $18.871      $10.901         4,321
                             2009        $10.901      $12.412         3,580
                             2010        $12.412      $13.618         3,093
                             2011        $13.618      $14.666             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.841      $14.893         8,839
                             2006        $14.893      $16.937        12,268
                             2007        $16.937      $17.026        12,024
                             2008        $17.026      $11.318         7,694
                             2009        $11.318      $13.774         5,371
                             2010        $13.774      $15.154         4,831
                             2011        $15.154      $14.524         3,769
                             2012        $14.524      $16.285         3,274
                             2013        $16.285      $21.362         2,931
                             2014        $21.362      $23.035         2,260
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.296           434
                             2014        $18.296      $18.225           185
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.121      $12.115         1,701
                             2006        $12.115      $12.951         1,640
                             2007        $12.951      $13.194         1,435
                             2008        $13.194      $ 9.936         1,090
                             2009        $ 9.936      $14.057         1,231
                             2010        $14.057      $15.157         1,076
                             2011        $15.157      $15.109           693
                             2012        $15.109      $17.557           586
                             2013        $17.557      $18.082             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.610      $13.196        6,757
                             2006        $13.196      $14.747        6,011
                             2007        $14.747      $14.873        4,502
                             2008        $14.873      $10.728          730
                             2009        $10.728      $13.139          723
                             2010        $13.139      $14.448            0
                             2011        $14.448      $15.352            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.974        6,399
                             2012        $ 7.974      $ 9.012        5,624
                             2013        $ 9.012      $10.492        4,692
                             2014        $10.492      $10.297        4,263
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.778      $11.338          817
                             2006        $11.338      $12.340          817
                             2007        $12.340      $13.222          817
                             2008        $13.222      $ 9.247          817
                             2009        $ 9.247      $11.775          817
                             2010        $11.775      $13.137          556
                             2011        $13.137      $12.045          189
                             2012        $12.045      $13.065          188
                             2013        $13.065      $16.458          160
                             2014        $16.458      $16.812          155
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.429      $15.722          381
                             2006        $15.722      $16.177          379
                             2007        $16.177      $18.653          300
                             2008        $18.653      $ 9.724          243
                             2009        $ 9.724      $14.911          192
                             2010        $14.911      $18.610          190
                             2011        $18.610      $16.542           65
                             2012        $16.542      $18.106           30
                             2013        $18.106      $24.254            0
                             2014        $24.254      $25.612            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.044      $13.359         8,224
                             2006        $13.359      $15.093        19,877
                             2007        $15.093      $15.539        21,181
                             2008        $15.539      $ 9.559        17,121
                             2009        $ 9.559      $11.816        14,236
                             2010        $11.816      $13.277        12,238
                             2011        $13.277      $13.220        11,417
                             2012        $13.220      $14.974        10,554
                             2013        $14.974      $19.317         9,586
                             2014        $19.317      $21.396         8,240
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.983      $14.457         5,556
                             2006        $14.457      $16.012         5,263
                             2007        $16.012      $15.914         5,058
                             2008        $15.914      $ 7.505         4,872
                             2009        $ 7.505      $10.873         2,600
                             2010        $10.873      $11.402         2,235
                             2011        $11.402      $10.802         1,828
                             2012        $10.802      $12.462         1,307
                             2013        $12.462      $16.286           937
                             2014        $16.286      $16.990           713
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.713         7,648
                             2007        $10.713      $12.002         9,040
                             2008        $12.002      $ 6.058        10,237
                             2009        $ 6.058      $ 8.112         9,141
                             2010        $ 8.112      $ 8.741         7,002
                             2011        $ 8.741      $ 9.509             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.511      $15.151           225
                             2006        $15.151      $17.833             0
                             2007        $17.833      $20.990             0
                             2008        $20.990      $13.698             0
                             2009        $13.698      $15.962             0
                             2010        $15.962      $16.708             0
                             2011        $16.708      $18.977             0
                             2012        $18.977      $22.039             0
                             2013        $22.039      $25.403             0
                             2014        $25.403      $26.836             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.434      $16.168         1,696
                             2006        $16.168      $17.067         1,696
                             2007        $17.067      $19.978         1,696
                             2008        $19.978      $ 9.990         1,696
                             2009        $ 9.990      $16.562         1,696
                             2010        $16.562      $20.420           780
                             2011        $20.420      $18.504             0
                             2012        $18.504      $20.251             0
                             2013        $20.251      $21.464             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.936      $14.808           384
                             2006        $14.808      $18.861           382
                             2007        $18.861      $21.330           302
                             2008        $21.330      $11.955           245
                             2009        $11.955      $14.936           193
                             2010        $14.936      $15.666           191
                             2011        $15.666      $13.849            65
                             2012        $13.849      $16.046            30
                             2013        $16.046      $20.015             0
                             2014        $20.015      $17.788             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.815      $14.421             0
                             2006        $14.421      $16.737             0
                             2007        $16.737      $19.148             0
                             2008        $19.148      $10.522             0
                             2009        $10.522      $10.040             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.577      $10.691        35,031
                             2006        $10.691      $11.044        42,858
                             2007        $11.044      $11.450        42,350
                             2008        $11.450      $10.204        22,941
                             2009        $10.204      $12.237        11,988
                             2010        $12.237      $13.081         9,627
                             2011        $13.081      $13.433         8,754
                             2012        $13.433      $14.992         6,160
                             2013        $14.992      $14.821         6,162
                             2014        $14.821      $15.609         5,330

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.895      $ 9.850        10,667
                             2006        $ 9.850      $10.049        11,015
                             2007        $10.049      $10.128        11,074
                             2008        $10.128      $ 8.420         7,739
                             2009        $ 8.420      $ 8.716         6,489
                             2010        $ 8.716      $ 8.737         4,630
                             2011        $ 8.737      $ 8.778         3,771
                             2012        $ 8.778      $ 8.869         3,765
                             2013        $ 8.869      $ 8.706         3,759
                             2014        $ 8.706      $ 8.608         3,449
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.760      $ 9.814        14,945
                             2006        $ 9.814      $10.043        18,079
                             2007        $10.043      $10.307        18,287
                             2008        $10.307      $10.329        40,239
                             2009        $10.329      $10.130         9,194
                             2010        $10.130      $ 9.934         8,465
                             2011        $ 9.934      $ 9.743         6,744
                             2012        $ 9.743      $ 9.554         6,227
                             2013        $ 9.554      $ 9.370         6,173
                             2014        $ 9.370      $ 9.189         4,899
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.863      $14.872         2,208
                             2006        $14.872      $15.155         6,144
                             2007        $15.155      $17.718         5,810
                             2008        $17.718      $ 9.078         6,027
                             2009        $ 9.078      $15.210         4,486
                             2010        $15.210      $19.006         4,367
                             2011        $19.006      $17.339         4,246
                             2012        $17.339      $19.059         3,923
                             2013        $19.059      $28.103         3,774
                             2014        $28.103      $29.058         3,761

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.937      $13.710        7,711
                             2006        $13.710      $15.428        7,648
                             2007        $15.428      $16.393        7,587
                             2008        $16.393      $12.185        2,286
                             2009        $12.185      $14.271          784
                             2010        $14.271      $14.904          276
                             2011        $14.904      $13.427          245
                             2012        $13.427      $14.045          178
                             2013        $14.045      $14.933            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.475        3,150
                             2007        $ 9.475      $11.440        3,104
                             2008        $11.440      $ 6.298        3,027
                             2009        $ 6.298      $ 8.746        2,819
                             2010        $ 8.746      $10.656        2,880
                             2011        $10.656      $ 9.662        2,829
                             2012        $ 9.662      $ 9.959        2,662
                             2013        $ 9.959      $ 8.329        2,644
                             2014        $ 8.329      $ 6.646        2,662
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.685          413
                             2007        $10.685      $11.077          410
                             2008        $11.077      $ 9.269            0
                             2009        $ 9.269      $11.857            0
                             2010        $11.857      $13.029            0
                             2011        $13.029      $13.571            0
                             2012        $13.571      $15.670            0
                             2013        $15.670      $14.284            0
                             2014        $14.284      $14.203            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.101          408
                             2007        $10.101      $10.951        7,192
                             2008        $10.951      $ 9.973          567
                             2009        $ 9.973      $11.567        1,559
                             2010        $11.567      $12.250        1,416
                             2011        $12.250      $13.403          736
                             2012        $13.403      $14.278          617
                             2013        $14.278      $12.698          512
                             2014        $12.698      $12.824          415

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.283        10,809
                             2007        $10.283      $10.955        18,937
                             2008        $10.955      $11.249         9,478
                             2009        $11.249      $12.571         9,713
                             2010        $12.571      $13.315         8,389
                             2011        $13.315      $13.515         5,846
                             2012        $13.515      $14.510         5,468
                             2013        $14.510      $13.936         5,576
                             2014        $13.936      $14.236         5,042
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.941         9,076
                             2010        $ 7.941      $ 8.769         6,522
                             2011        $ 8.769      $ 8.765         5,090
                             2012        $ 8.765      $10.253         3,557
                             2013        $10.253      $13.314         2,237
                             2014        $13.314      $14.708         1,451
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.982      $12.220        27,092
                             2006        $12.220      $13.412         3,702
                             2007        $13.412      $13.276         3,690
                             2008        $13.276      $ 7.717         2,697
                             2009        $ 7.717      $ 9.506         3,813
                             2010        $ 9.506      $10.331         2,707
                             2011        $10.331      $10.412         1,815
                             2012        $10.412      $11.489         1,609
                             2013        $11.489      $13.305         1,439
                             2014        $13.305      $14.440           873
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.362      $13.789             0
                             2006        $13.789      $15.674             0
                             2007        $15.674      $14.440             0
                             2008        $14.440      $ 8.680             0
                             2009        $ 8.680      $11.049             0
                             2010        $11.049      $12.393             0
                             2011        $12.393      $11.589             0
                             2012        $11.589      $13.538             0
                             2013        $13.538      $18.012             0
                             2014        $18.012      $19.558             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.394      $15.837         6,592
                             2006        $15.837      $19.836         7,835
                             2007        $19.836      $21.076         3,834
                             2008        $21.076      $11.583         3,647
                             2009        $11.583      $14.157         3,309
                             2010        $14.157      $15.274         3,089
                             2011        $15.274      $12.442         2,897
                             2012        $12.442      $14.873         2,624
                             2013        $14.873      $18.679         2,386
                             2014        $18.679      $17.075         2,322
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.398      $14.296             0
                             2006        $14.296      $15.973             0
                             2007        $15.973      $14.852             0
                             2008        $14.852      $ 8.804             0
                             2009        $ 8.804      $11.294             0
                             2010        $11.294      $12.617             0
                             2011        $12.617      $12.378             0
                             2012        $12.378      $14.180             0
                             2013        $14.180      $18.789             0
                             2014        $18.789      $20.988             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.900         1,417
                             2006        $10.900      $12.400        14,623
                             2007        $12.400      $11.564        12,415
                             2008        $11.564      $ 6.264        11,914
                             2009        $ 6.264      $ 5.895             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.050      $12.490            0
                             2006        $12.490      $12.914        3,289
                             2007        $12.914      $13.361        3,271
                             2008        $13.361      $ 8.250        3,247
                             2009        $ 8.250      $13.259        2,909
                             2010        $13.259      $15.706        2,625
                             2011        $15.706      $12.653            0
                             2012        $12.653      $14.172            0
                             2013        $14.172      $19.974            0
                             2014        $19.974      $21.490            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.164      $13.377        2,746
                             2006        $13.377      $14.535        2,816
                             2007        $14.535      $15.163        2,816
                             2008        $15.163      $12.642        1,462
                             2009        $12.642      $16.129        1,371
                             2010        $16.129      $17.357        1,330
                             2011        $17.357      $18.193          971
                             2012        $18.193      $21.029          935
                             2013        $21.029      $18.815        1,090
                             2014        $18.815      $18.983          601
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.907      $23.490        2,863
                             2006        $23.490      $31.597        7,145
                             2007        $31.597      $43.517        6,728
                             2008        $43.517      $18.458        4,295
                             2009        $18.458      $30.792        3,978
                             2010        $30.792      $35.916        3,765
                             2011        $35.916      $28.797        3,509
                             2012        $28.797      $33.839        3,354
                             2013        $33.839      $32.817        3,304
                             2014        $32.817      $30.715        3,167

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.487      $14.810        20,912
                             2006        $14.810      $17.648        24,154
                             2007        $17.648      $18.996        23,809
                             2008        $18.996      $13.236        12,389
                             2009        $13.236      $16.817        10,612
                             2010        $16.817      $18.807         7,930
                             2011        $18.807      $20.112         2,927
                             2012        $20.112      $22.796         1,070
                             2013        $22.796      $26.749           980
                             2014        $26.749      $27.413           575
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.717             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.239           115
                             2014        $16.239      $16.242             0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.287      $13.914             0
                             2006        $13.914      $14.165             0
                             2007        $14.165      $16.898             0
                             2008        $16.898      $ 8.393             0
                             2009        $ 8.393      $13.591             0
                             2010        $13.591      $16.341             0
                             2011        $16.341      $15.538             0
                             2012        $15.538      $17.377             0
                             2013        $17.377      $25.172             0
                             2014        $25.172      $26.186             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.555      $17.893         3,986
                             2006        $17.893      $19.150        10,941
                             2007        $19.150      $23.022        11,082
                             2008        $23.022      $12.006         9,526
                             2009        $12.006      $18.527         7,711
                             2010        $18.527      $24.031         6,656
                             2011        $24.031      $21.874         6,294
                             2012        $21.874      $23.270         6,079
                             2013        $23.270      $31.372         5,654
                             2014        $31.372      $31.330         5,370
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.818      $17.510             0
                             2006        $17.510      $19.204             0
                             2007        $19.204      $19.387             0
                             2008        $19.387      $11.323             0
                             2009        $11.323      $16.283             0
                             2010        $16.283      $20.208             0
                             2011        $20.208      $18.090             0
                             2012        $18.090      $20.347             0
                             2013        $20.347      $34.184             0
                             2014        $34.184      $28.874             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.984      $19.446         4,611
                             2006        $19.446      $26.253         9,560
                             2007        $26.253      $21.295         8,082
                             2008        $21.295      $12.934         7,227
                             2009        $12.934      $16.297         6,253
                             2010        $16.297      $20.700         5,535
                             2011        $20.700      $21.449         4,615
                             2012        $21.449      $24.317         4,334
                             2013        $24.317      $24.263         4,310
                             2014        $24.263      $30.794         3,655

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.358      $13.695        37,722
                             2006        $13.695      $15.703        34,123
                             2007        $15.703      $16.137        29,914
                             2008        $16.137      $ 9.379        14,255
                             2009        $ 9.379      $11.063        13,326
                             2010        $11.063      $12.231        12,172
                             2011        $12.231      $12.716         9,149
                             2012        $12.716      $14.611         7,579
                             2013        $14.611      $19.275         5,881
                             2014        $19.275      $20.646         5,447
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.942      $15.255        42,075
                             2006        $15.255      $14.767        38,317
                             2007        $14.767      $16.304        31,765
                             2008        $16.304      $ 9.172        24,971
                             2009        $ 9.172      $11.945        20,158
                             2010        $11.945      $13.439        17,466
                             2011        $13.439      $13.300        15,561
                             2012        $13.300      $14.805        14,115
                             2013        $14.805      $19.404        13,298
                             2014        $19.404      $21.483        11,689
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.845        28,916
                             2006        $11.845      $15.688        58,938
                             2007        $15.688      $16.232        54,493
                             2008        $16.232      $ 7.432        61,451
                             2009        $ 7.432      $ 9.787        48,105
                             2010        $ 9.787      $10.005        45,129
                             2011        $10.005      $ 7.900        45,956
                             2012        $ 7.900      $ 8.841        38,914
                             2013        $ 8.841      $10.635        24,700
                             2014        $10.635      $ 9.750        22,281

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.166      $13.694        11,644
                             2006        $13.694      $13.336         9,702
                             2007        $13.336      $14.849         3,282
                             2008        $14.849      $ 8.758         2,560
                             2009        $ 8.758      $11.768         2,481
                             2010        $11.768      $12.668         2,256
                             2011        $12.668      $12.010         2,234
                             2012        $12.010      $13.669         2,209
                             2013        $13.669      $18.354         2,077
                             2014        $18.354      $20.478         1,753
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.845      $16.561        38,781
                             2006        $16.561      $18.537        36,836
                             2007        $18.537      $18.444        35,249
                             2008        $18.444      $11.614        25,229
                             2009        $11.614      $16.239        21,301
                             2010        $16.239      $20.148        19,925
                             2011        $20.148      $18.045        19,245
                             2012        $18.045      $20.952        17,319
                             2013        $20.952      $28.263        16,522
                             2014        $28.263      $30.179         9,637
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.926         4,550
                             2006        $10.926      $13.225         6,735
                             2007        $13.225      $15.818         8,306
                             2008        $15.818      $ 9.805         4,371
                             2009        $ 9.805      $10.567             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.706         1,299
                             2006        $10.706      $12.700         2,217
                             2007        $12.700      $11.927         1,546
                             2008        $11.927      $ 6.895         1,664
                             2009        $ 6.895      $ 8.180         1,285
                             2010        $ 8.180      $ 8.932         1,191
                             2011        $ 8.932      $ 8.424         1,136
                             2012        $ 8.424      $ 9.540         1,039
                             2013        $ 9.540      $12.762           649
                             2014        $12.762      $13.855           574

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.860        65,015
                             2006        $11.860      $12.954        82,745
                             2007        $12.954      $14.891        80,558
                             2008        $14.891      $ 8.364        75,556
                             2009        $ 8.364      $11.105        54,404
                             2010        $11.105      $12.726        50,618
                             2011        $12.726      $12.126        45,864
                             2012        $12.126      $13.803        40,513
                             2013        $13.803      $17.716        35,039
                             2014        $17.716      $19.387        27,933
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.061         8,361
                             2006        $11.061      $12.236        28,892
                             2007        $12.236      $13.413        26,089
                             2008        $13.413      $ 7.638        28,463
                             2009        $ 7.638      $ 9.508        19,944
                             2010        $ 9.508      $10.674        16,986
                             2011        $10.674      $10.605        14,485
                             2012        $10.605      $12.290        12,750
                             2013        $12.290      $16.050         9,510
                             2014        $16.050      $17.340         4,135
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.448        15,149
                             2006        $10.448      $11.370        25,589
                             2007        $11.370      $11.426        24,573
                             2008        $11.426      $ 8.383        19,296
                             2009        $ 8.383      $11.787        11,403
                             2010        $11.787      $13.133         9,275
                             2011        $13.133      $13.350         8,418
                             2012        $13.350      $14.912         7,203
                             2013        $14.912      $15.448         6,303
                             2014        $15.448      $15.277         5,603

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.078        19,923
                             2006        $12.078      $13.307        32,393
                             2007        $13.307      $15.041        32,578
                             2008        $15.041      $ 8.903        30,756
                             2009        $ 8.903      $12.194        15,538
                             2010        $12.194      $15.367        15,869
                             2011        $15.367      $13.427        15,093
                             2012        $13.427      $15.075        11,402
                             2013        $15.075      $20.075         8,461
                             2014        $20.075      $20.863         7,275
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.186         3,243
                             2007        $10.186      $10.477         3,067
                             2008        $10.477      $10.553         3,768
                             2009        $10.553      $10.392         5,789
                             2010        $10.392      $10.192         6,670
                             2011        $10.192      $ 9.991         6,459
                             2012        $ 9.991      $ 9.793        17,060
                             2013        $ 9.793      $ 9.599         5,645
                             2014        $ 9.599      $ 9.409         3,238
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.125             0
                             2006        $11.125      $11.471         5,168
                             2007        $11.471      $12.852         6,087
                             2008        $12.852      $ 8.148         6,167
                             2009        $ 8.148      $10.618         5,598
                             2010        $10.618      $12.093         5,243
                             2011        $12.093      $11.283         5,091
                             2012        $11.283      $12.083         5,002
                             2013        $12.083      $16.281         4,686
                             2014        $16.281      $16.931         3,499

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.666      $10.801        20,913
                             2006        $10.801      $11.578        14,309
                             2007        $11.578      $11.655        14,283
                             2008        $11.655      $ 8.752         7,368
                             2009        $ 8.752      $12.241         6,338
                             2010        $12.241      $13.588         7,370
                             2011        $13.588      $13.926         5,003
                             2012        $13.926      $15.772         1,642
                             2013        $15.772      $16.668         1,605
                             2014        $16.668      $16.332         1,605
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.210      $11.164        83,659
                             2006        $11.164      $12.938       254,491
                             2007        $12.938      $13.155       193,817
                             2008        $13.155      $ 9.070        85,976
                             2009        $ 9.070      $12.054        59,970
                             2010        $12.054      $13.311        54,618
                             2011        $13.311      $13.358        50,541
                             2012        $13.358      $14.748        47,736
                             2013        $14.748      $16.469        33,606
                             2014        $16.469      $16.887        31,858
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.351         3,915
                             2006        $11.351      $13.690        13,228
                             2007        $13.690      $15.006        14,659
                             2008        $15.006      $10.522        11,917
                             2009        $10.522      $12.718        11,079
                             2010        $12.718      $13.955        11,099
                             2011        $13.955      $13.273        10,992
                             2012        $13.273      $14.746        10,645
                             2013        $14.746      $18.444         6,923
                             2014        $18.444      $19.109         2,169
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.922      $11.835        34,479
                             2006        $11.835      $13.733        41,032
                             2007        $13.733      $13.926        38,281
                             2008        $13.926      $ 8.584        27,817
                             2009        $ 8.584      $10.604        22,032
                             2010        $10.604      $11.557        20,494
                             2011        $11.557      $11.209        16,487
                             2012        $11.209      $12.551        11,398
                             2013        $12.551      $15.777         7,429
                             2014        $15.777      $16.565         5,036

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.488      $12.405        63,901
                             2006        $12.405      $14.766        70,872
                             2007        $14.766      $16.708        63,697
                             2008        $16.708      $ 9.763        52,015
                             2009        $ 9.763      $13.113        37,518
                             2010        $13.113      $13.933        33,177
                             2011        $13.933      $12.204        32,091
                             2012        $12.204      $14.141        29,773
                             2013        $14.141      $17.044        16,774
                             2014        $17.044      $14.845        14,149
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.496         9,367
                             2006        $10.496      $12.616        15,632
                             2007        $12.616      $12.395        16,468
                             2008        $12.395      $ 8.052        15,192
                             2009        $ 8.052      $ 9.338        11,709
                             2010        $ 9.338      $10.177         9,067
                             2011        $10.177      $ 9.271         7,982
                             2012        $ 9.271      $10.825         7,047
                             2013        $10.825      $14.135         4,853
                             2014        $14.135      $15.646         4,410
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.347        23,508
                             2006        $11.347      $12.919        28,638
                             2007        $12.919      $12.997        27,779
                             2008        $12.997      $ 8.061        21,371
                             2009        $ 8.061      $10.520        18,689
                             2010        $10.520      $12.889        14,420
                             2011        $12.889      $11.827        14,039
                             2012        $11.827      $13.732         7,978
                             2013        $13.732      $17.886         7,455
                             2014        $17.886      $19.909         2,855

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.313        19,800
                             2006        $11.313      $12.449        28,648
                             2007        $12.449      $10.161        30,278
                             2008        $10.161      $ 6.588        23,072
                             2009        $ 6.588      $ 8.244        15,852
                             2010        $ 8.244      $10.514        12,709
                             2011        $10.514      $10.375        11,052
                             2012        $10.375      $11.473         9,023
                             2013        $11.473      $15.250         6,121
                             2014        $15.250      $15.982         3,776
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.242        10,666
                             2006        $11.242      $12.439        23,543
                             2007        $12.439      $11.904        23,535
                             2008        $11.904      $ 7.404        21,291
                             2009        $ 7.404      $ 8.791        17,048
                             2010        $ 8.791      $ 9.723        14,020
                             2011        $ 9.723      $ 9.915        11,029
                             2012        $ 9.915      $11.123         9,414
                             2013        $11.123      $14.991         5,580
                             2014        $14.991      $17.098         4,102
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.346      $13.025        14,090
                             2006        $13.025      $13.102        13,489
                             2007        $13.102      $14.977        11,639
                             2008        $14.977      $ 7.469         8,586
                             2009        $ 7.469      $12.126         9,306
                             2010        $12.126      $14.210        11,014
                             2011        $14.210      $13.038        10,526
                             2012        $13.038      $14.490         8,561
                             2013        $14.490      $19.853         7,486
                             2014        $19.853      $21.047         3,883
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.979      $16.466        42,424
                             2006        $16.466      $19.467        51,073
                             2007        $19.467      $20.555        40,708
                             2008        $20.555      $11.801        35,202
                             2009        $11.801      $16.096        27,381
                             2010        $16.096      $19.275        20,621
                             2011        $19.275      $19.048        14,632
                             2012        $19.048      $21.856        12,741
                             2013        $21.856      $28.690         9,386
                             2014        $28.690      $30.784         7,102

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.724      $13.542         9,908
                             2006        $13.542      $14.077         4,244
                             2007        $14.077      $15.414         1,602
                             2008        $15.414      $ 8.667             0
                             2009        $ 8.667      $10.255             0
                             2010        $10.255      $11.579             0
                             2011        $11.579      $10.428             0
                             2012        $10.428      $11.949             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.347      $14.641       197,702
                             2006        $14.641      $16.653       195,843
                             2007        $16.653      $15.939       166,698
                             2008        $15.939      $10.029       118,260
                             2009        $10.029      $12.621        92,444
                             2010        $12.621      $14.312        80,797
                             2011        $14.312      $13.732        62,449
                             2012        $13.732      $16.005        54,501
                             2013        $16.005      $21.280        45,177
                             2014        $21.280      $22.754        33,217
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.753         4,761
                             2007        $10.753      $11.368         4,742
                             2008        $11.368      $ 7.763         4,043
                             2009        $ 7.763      $ 9.738         4,010
                             2010        $ 9.738      $10.427         3,989
                             2011        $10.427      $10.190         3,690
                             2012        $10.190      $11.346         3,674
                             2013        $11.346      $14.338           197
                             2014        $14.338      $15.155           195
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.941      $13.363        30,499
                             2006        $13.363      $14.517        27,228
                             2007        $14.517      $14.781        21,600
                             2008        $14.781      $ 9.205        15,352
                             2009        $ 9.205      $11.181         7,953
                             2010        $11.181      $12.077         7,255
                             2011        $12.077      $11.830         3,326
                             2012        $11.830      $13.723         2,958
                             2013        $13.723      $17.589         2,810
                             2014        $17.589      $19.399         2,057

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.276      $13.895         5,872
                             2006        $13.895      $14.138         4,739
                             2007        $14.682      $14.872       149,877
                             2008        $14.872      $11.270        39,697
                             2009        $11.270      $13.530        26,919
                             2010        $13.530      $14.856        24,949
                             2011        $14.856      $14.372        22,803
                             2012        $14.372      $15.830        20,847
                             2013        $15.830      $19.376        23,477
                             2014        $19.376      $20.655        17,556
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.803         6,019
                             2012        $11.803      $13.119         5,413
                             2013        $13.119      $15.719         6,132
                             2014        $15.719      $15.481         4,278
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.506      $15.096        12,496
                             2006        $15.096      $17.993        14,306
                             2007        $17.993      $18.826        11,655
                             2008        $18.826      $10.870        10,288
                             2009        $10.870      $12.370        10,377
                             2010        $12.370      $13.565         9,890
                             2011        $13.565      $14.607             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.829      $14.872        65,091
                             2006        $14.872      $16.906        61,913
                             2007        $16.906      $16.986        50,813
                             2008        $16.986      $11.285        38,489
                             2009        $11.285      $13.727        33,808
                             2010        $13.727      $15.094        32,488
                             2011        $15.094      $14.460        26,791
                             2012        $14.460      $16.205        24,370
                             2013        $16.205      $21.246        22,929
                             2014        $21.246      $22.898        10,544

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.196         3,031
                             2014        $18.196      $18.117         1,405
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.110      $12.098        26,695
                             2006        $12.098      $12.927        22,620
                             2007        $12.927      $13.162        11,454
                             2008        $13.162      $ 9.908         6,593
                             2009        $ 9.908      $14.010         6,368
                             2010        $14.010      $15.098         5,774
                             2011        $15.098      $15.043         4,250
                             2012        $15.043      $17.471         3,156
                             2013        $17.471      $17.990             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.599      $13.178        69,548
                             2006        $13.178      $14.719        51,826
                             2007        $14.719      $14.838        35,772
                             2008        $14.838      $10.697         6,069
                             2009        $10.697      $13.095         3,130
                             2010        $13.095      $14.392         2,901
                             2011        $14.392      $15.289             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.951         5,093
                             2012        $ 7.951      $ 8.982         4,601
                             2013        $ 8.982      $10.451         6,036
                             2014        $10.451      $10.252         5,566

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.775      $11.328        11,647
                             2006        $11.328      $12.323        10,261
                             2007        $12.323      $13.198         9,017
                             2008        $13.198      $ 9.225         3,333
                             2009        $ 9.225      $11.741         3,161
                             2010        $11.741      $13.093         2,057
                             2011        $13.093      $11.998         1,874
                             2012        $11.998      $13.007         1,605
                             2013        $13.007      $16.377         1,605
                             2014        $16.377      $16.721         1,604
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.417      $15.701         2,616
                             2006        $15.701      $16.147         4,537
                             2007        $16.147      $18.609         3,482
                             2008        $18.609      $ 9.696         3,367
                             2009        $ 9.696      $14.861         3,686
                             2010        $14.861      $18.538         3,267
                             2011        $18.538      $16.469         3,859
                             2012        $16.469      $18.017         2,481
                             2013        $18.017      $24.122         3,685
                             2014        $24.122      $25.460         2,442
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.032      $13.340       111,130
                             2006        $13.340      $15.065       115,550
                             2007        $15.065      $15.502        93,440
                             2008        $15.502      $ 9.531        80,454
                             2009        $ 9.531      $11.776        72,598
                             2010        $11.776      $13.225        65,915
                             2011        $13.225      $13.161        55,123
                             2012        $13.161      $14.900        48,225
                             2013        $14.900      $19.212        39,245
                             2014        $19.212      $21.269        30,002
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.971      $14.437        15,396
                             2006        $14.437      $15.982        13,111
                             2007        $15.982      $15.876        12,123
                             2008        $15.876      $ 7.483         7,845
                             2009        $ 7.483      $10.836         6,834
                             2010        $10.836      $11.358         6,487
                             2011        $11.358      $10.754         2,587
                             2012        $10.754      $12.401         2,417
                             2013        $12.401      $16.198         2,233
                             2014        $16.198      $16.889         1,722

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.709         7,000
                             2007        $10.709      $11.992        10,333
                             2008        $11.992      $ 6.050         7,181
                             2009        $ 6.050      $ 8.096         6,323
                             2010        $ 8.096      $ 8.721         5,899
                             2011        $ 8.721      $ 9.484             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.499      $15.130         6,622
                             2006        $15.130      $17.800         4,846
                             2007        $17.800      $20.940         3,544
                             2008        $20.940      $13.659         1,208
                             2009        $13.659      $15.908         1,200
                             2010        $15.908      $16.643         1,193
                             2011        $16.643      $18.893           769
                             2012        $18.893      $21.931           554
                             2013        $21.931      $25.265           552
                             2014        $25.265      $26.686             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.422      $16.146        10,423
                             2006        $16.146      $17.035        12,281
                             2007        $17.035      $19.930        11,946
                             2008        $19.930      $ 9.961        12,398
                             2009        $ 9.961      $16.506        12,338
                             2010        $16.506      $20.340        11,307
                             2011        $20.340      $18.422         3,291
                             2012        $18.422      $20.152         2,660
                             2013        $20.152      $21.355             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.924      $14.788         6,499
                             2006        $14.788      $18.825         3,856
                             2007        $18.825      $21.280         2,846
                             2008        $21.280      $11.920         2,590
                             2009        $11.920      $14.885         2,571
                             2010        $14.885      $15.605         2,014
                             2011        $15.605      $13.788         1,793
                             2012        $13.788      $15.967         1,784
                             2013        $15.967      $19.906           842
                             2014        $19.906      $17.682           689

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.804      $14.401         2,087
                             2006        $14.401      $16.706         2,079
                             2007        $16.706      $19.103         2,072
                             2008        $19.103      $10.492         2,061
                             2009        $10.492      $10.009             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.568      $10.677       237,732
                             2006        $10.677      $11.024       268,974
                             2007        $11.024      $11.422       215,118
                             2008        $11.422      $10.175       124,599
                             2009        $10.175      $12.196       100,771
                             2010        $12.196      $13.030        90,292
                             2011        $13.030      $13.374        67,258
                             2012        $13.374      $14.919        55,975
                             2013        $14.919      $14.741        44,804
                             2014        $14.741      $15.516        31,825
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.887      $ 9.837       108,949
                             2006        $ 9.837      $10.030        97,651
                             2007        $10.030      $10.104        78,698
                             2008        $10.104      $ 8.396        44,929
                             2009        $ 8.396      $ 8.686        36,539
                             2010        $ 8.686      $ 8.703        34,914
                             2011        $ 8.703      $ 8.739        32,087
                             2012        $ 8.739      $ 8.826        27,793
                             2013        $ 8.826      $ 8.658        26,495
                             2014        $ 8.658      $ 8.557        16,420
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.752      $ 9.801       160,852
                             2006        $ 9.801      $10.024       133,182
                             2007        $10.024      $10.282       155,128
                             2008        $10.282      $10.299       147,185
                             2009        $10.299      $10.095        72,346
                             2010        $10.095      $ 9.895        51,073
                             2011        $ 9.895      $ 9.700        38,969
                             2012        $ 9.700      $ 9.507        24,601
                             2013        $ 9.507      $ 9.319        19,118
                             2014        $ 9.319      $ 9.135        14,994

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.852      $14.851        31,805
                             2006        $14.851      $15.127        31,781
                             2007        $15.127      $17.676        25,631
                             2008        $17.676      $ 9.052        21,769
                             2009        $ 9.052      $15.158        19,557
                             2010        $15.158      $18.931        19,466
                             2011        $18.931      $17.263        13,419
                             2012        $17.263      $18.965        10,353
                             2013        $18.965      $27.951         9,298
                             2014        $27.951      $28.886         6,594
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.926      $13.691        41,361
                             2006        $13.691      $15.399        38,615
                             2007        $15.399      $16.354        31,271
                             2008        $16.354      $12.150        27,193
                             2009        $12.150      $14.222        28,797
                             2010        $14.222      $14.845        31,612
                             2011        $14.845      $13.368         7,215
                             2012        $13.368      $13.976         7,034
                             2013        $13.976      $14.857             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.471         1,001
                             2007        $ 9.471      $11.430         4,518
                             2008        $11.430      $ 6.290         3,251
                             2009        $ 6.290      $ 8.730         2,184
                             2010        $ 8.730      $10.631         2,107
                             2011        $10.631      $ 9.634         1,587
                             2012        $ 9.634      $ 9.925         1,584
                             2013        $ 9.925      $ 8.296         3,216
                             2014        $ 8.296      $ 6.617         3,703
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.681             0
                             2007        $10.681      $11.067             0
                             2008        $11.067      $ 9.256         1,519
                             2009        $ 9.256      $11.835         1,262
                             2010        $11.835      $12.998         1,563
                             2011        $12.998      $13.532         1,055
                             2012        $13.532      $15.617           972
                             2013        $15.617      $14.228         1,530
                             2014        $14.228      $14.141         1,433

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.098             0
                             2007        $10.098      $10.942        82,721
                             2008        $10.942      $ 9.959        35,801
                             2009        $ 9.959      $11.545         4,965
                             2010        $11.545      $12.221         6,808
                             2011        $12.221      $13.364         5,842
                             2012        $13.364      $14.230         5,553
                             2013        $14.230      $12.648         1,381
                             2014        $12.648      $12.767         1,158
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.279        25,586
                             2007        $10.279      $10.946       101,644
                             2008        $10.946      $11.234        50,802
                             2009        $11.234      $12.547        23,437
                             2010        $12.547      $13.283        26,569
                             2011        $13.283      $13.476        29,750
                             2012        $13.476      $14.461        25,193
                             2013        $14.461      $13.881        21,194
                             2014        $13.881      $14.173        17,402
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.923        15,320
                             2010        $ 7.923      $ 8.744        12,430
                             2011        $ 8.744      $ 8.735         9,659
                             2012        $ 8.735      $10.213         8,181
                             2013        $10.213      $13.255         7,569
                             2014        $13.255      $14.636         6,270
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.972      $12.203       391,822
                             2006        $12.203      $13.387        40,281
                             2007        $13.387      $13.244        20,507
                             2008        $13.244      $ 7.694        10,832
                             2009        $ 7.694      $ 9.474         7,654
                             2010        $ 9.474      $10.291         6,692
                             2011        $10.291      $10.366         5,235
                             2012        $10.366      $11.432         4,411
                             2013        $11.432      $13.232         3,687
                             2014        $13.232      $14.354         3,030

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.351      $13.770        28,065
                             2006        $13.770      $15.644        24,663
                             2007        $15.644      $14.405        18,903
                             2008        $14.405      $ 8.655         5,097
                             2009        $ 8.655      $11.012         4,355
                             2010        $11.012      $12.344         3,841
                             2011        $12.344      $11.538         3,644
                             2012        $11.538      $13.471         3,317
                             2013        $13.471      $17.914         3,008
                             2014        $17.914      $19.442         2,999
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.382      $15.816        40,611
                             2006        $15.816      $19.799        43,476
                             2007        $19.799      $21.026        28,860
                             2008        $21.026      $11.550         7,723
                             2009        $11.550      $14.108         6,835
                             2010        $14.108      $15.214         6,088
                             2011        $15.214      $12.387         5,721
                             2012        $12.387      $14.800         5,521
                             2013        $14.800      $18.578        11,180
                             2014        $18.578      $16.974         6,317
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.387      $14.277         1,971
                             2006        $14.277      $15.943         1,971
                             2007        $15.943      $14.817         1,971
                             2008        $14.817      $ 8.779             0
                             2009        $ 8.779      $11.256             0
                             2010        $11.256      $12.568             0
                             2011        $12.568      $12.324             0
                             2012        $12.324      $14.110             0
                             2013        $14.110      $18.687             0
                             2014        $18.687      $20.864             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.896        15,291
                             2006        $10.896      $12.390        33,299
                             2007        $12.390      $11.548        26,972
                             2008        $11.548      $ 6.252        23,042
                             2009        $ 6.252      $ 5.884             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.040      $12.473        41,688
                             2006        $12.473      $12.890        44,233
                             2007        $12.890      $13.329        23,345
                             2008        $13.329      $ 8.226         6,768
                             2009        $ 8.226      $13.214         5,177
                             2010        $13.214      $15.645         5,075
                             2011        $15.645      $12.597         3,938
                             2012        $12.597      $14.102         3,906
                             2013        $14.102      $19.866         3,834
                             2014        $19.866      $21.363         3,661
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.154      $13.359         7,994
                             2006        $13.359      $14.508         6,616
                             2007        $14.508      $15.127         5,399
                             2008        $15.127      $12.605         3,751
                             2009        $12.605      $16.075         4,201
                             2010        $16.075      $17.290         3,571
                             2011        $17.290      $18.113         1,971
                             2012        $18.113      $20.925           871
                             2013        $20.925      $18.713           857
                             2014        $18.713      $18.871           792
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.891      $23.458        11,188
                             2006        $23.458      $31.539        11,832
                             2007        $31.539      $43.413        11,480
                             2008        $43.413      $18.405         8,393
                             2009        $18.405      $30.687         9,861
                             2010        $30.687      $35.776         9,894
                             2011        $35.776      $28.670         5,587
                             2012        $28.670      $33.673         4,869
                             2013        $33.673      $32.639         4,070
                             2014        $32.639      $30.532         3,138

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.476      $14.790        94,324
                             2006        $14.790      $17.615       100,062
                             2007        $17.615      $18.951        86,808
                             2008        $18.951      $13.198        56,815
                             2009        $13.198      $16.760        52,698
                             2010        $16.760      $18.734        46,314
                             2011        $18.734      $20.024        40,181
                             2012        $20.024      $22.684        32,390
                             2013        $22.684      $26.604        27,225
                             2014        $26.604      $27.251        19,107
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.547           550
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.151         5,439
                             2014        $16.151      $16.146         4,901
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.642      $13.306        54,800
                             2006        $13.306      $14.682       199,743
                             2007        $14.138      $16.857         5,160
                             2008        $16.857      $ 8.368         3,869
                             2009        $ 8.368      $13.545         3,817
                             2010        $13.545      $16.278         3,754
                             2011        $16.278      $15.469         3,722
                             2012        $15.469      $17.291         3,743
                             2013        $17.291      $25.035         3,687
                             2014        $25.035      $26.031         2,127
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.542      $17.868        25,823
                             2006        $17.868      $19.114        19,392
                             2007        $19.114      $22.967        17,013
                             2008        $22.967      $11.971        13,415
                             2009        $11.971      $18.464        13,520
                             2010        $18.464      $23.937        11,659
                             2011        $23.937      $21.778         8,481
                             2012        $21.778      $23.155         7,087
                             2013        $23.155      $31.202         6,836
                             2014        $31.202      $31.144         4,257
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.804      $17.487        12,722
                             2006        $17.487      $19.168        10,312
                             2007        $19.168      $19.341         6,401
                             2008        $19.341      $11.291         5,711
                             2009        $11.291      $16.228         5,157
                             2010        $16.228      $20.129         4,729
                             2011        $20.129      $18.010         3,973
                             2012        $18.010      $20.247         3,367
                             2013        $20.247      $33.999         3,222
                             2014        $33.999      $28.703           666
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.970      $19.420        38,726
                             2006        $19.420      $26.205        36,362
                             2007        $26.205      $21.244        24,761
                             2008        $21.244      $12.897        15,556
                             2009        $12.897      $16.242        13,232
                             2010        $16.242      $20.619        11,584
                             2011        $20.619      $21.354         8,209
                             2012        $21.354      $24.198         7,693
                             2013        $24.198      $24.132         7,551
                             2014        $24.132      $30.612         6,006

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.9

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.336      $13.658        3,557
                             2006        $13.658      $15.645        3,437
                             2007        $15.645      $16.060        3,018
                             2008        $16.060      $ 9.325        2,931
                             2009        $ 9.325      $10.988        2,423
                             2010        $10.988      $12.136          816
                             2011        $12.136      $12.604          599
                             2012        $12.604      $14.468          595
                             2013        $14.468      $19.066          580
                             2014        $19.066      $20.402          577
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.918      $15.214        3,872
                             2006        $15.214      $14.712        3,468
                             2007        $14.712      $16.226        2,650
                             2008        $16.226      $ 9.119        2,648
                             2009        $ 9.119      $11.864        2,647
                             2010        $11.864      $13.334        1,112
                             2011        $13.334      $13.183        1,110
                             2012        $13.183      $14.659          494
                             2013        $14.659      $19.194          494
                             2014        $19.194      $21.229          493
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.837        1,468
                             2006        $11.837      $15.661        3,795
                             2007        $15.661      $16.188        4,265
                             2008        $16.188      $ 7.404        5,747
                             2009        $ 7.404      $ 9.740        5,230
                             2010        $ 9.740      $ 9.947        2,485
                             2011        $ 9.947      $ 7.846        2,832
                             2012        $ 7.846      $ 8.772        2,629
                             2013        $ 8.772      $10.541        2,061
                             2014        $10.541      $ 9.654          864

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.145      $13.657            0
                             2006        $13.657      $13.287            0
                             2007        $13.287      $14.778            0
                             2008        $14.778      $ 8.707            0
                             2009        $ 8.707      $11.689            0
                             2010        $11.689      $12.570            0
                             2011        $12.570      $11.905            0
                             2012        $11.905      $13.535            0
                             2013        $13.535      $18.155            0
                             2014        $18.155      $20.236            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.818      $16.516        1,640
                             2006        $16.516      $18.468        1,992
                             2007        $18.468      $18.356        1,990
                             2008        $18.356      $11.547        1,757
                             2009        $11.547      $16.129        1,714
                             2010        $16.129      $19.991          239
                             2011        $19.991      $17.886          207
                             2012        $17.886      $20.746          176
                             2013        $20.746      $27.957          148
                             2014        $27.957      $29.822          123
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.919          159
                             2006        $10.919      $13.203          159
                             2007        $13.203      $15.775          159
                             2008        $15.775      $ 9.768          159
                             2009        $ 9.768      $10.520            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.698            0
                             2006        $10.698      $12.678        1,611
                             2007        $12.678      $11.895        1,533
                             2008        $11.895      $ 6.869        1,496
                             2009        $ 6.869      $ 8.141        1,363
                             2010        $ 8.141      $ 8.881        1,256
                             2011        $ 8.881      $ 8.367          233
                             2012        $ 8.367      $ 9.465          230
                             2013        $ 9.465      $12.649          228
                             2014        $12.649      $13.719          227

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.852         4,326
                             2006        $11.852      $12.932        14,618
                             2007        $12.932      $14.851        10,827
                             2008        $14.851      $ 8.333        10,438
                             2009        $ 8.333      $11.052         4,477
                             2010        $11.052      $12.653         3,212
                             2011        $12.653      $12.044         2,842
                             2012        $12.044      $13.695         2,486
                             2013        $13.695      $17.560         2,174
                             2014        $17.560      $19.196         1,899
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.054         1,564
                             2006        $11.054      $12.215         2,910
                             2007        $12.215      $13.376         3,059
                             2008        $13.376      $ 7.609         3,244
                             2009        $ 7.609      $ 9.463         3,154
                             2010        $ 9.463      $10.613         1,030
                             2011        $10.613      $10.533           941
                             2012        $10.533      $12.194           848
                             2013        $12.194      $15.909           715
                             2014        $15.909      $17.169           197
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.441         2,747
                             2006        $10.441      $11.351         4,427
                             2007        $11.351      $11.395         2,831
                             2008        $11.395      $ 8.352         2,652
                             2009        $ 8.352      $11.731         2,218
                             2010        $11.731      $13.057         2,039
                             2011        $13.057      $13.260         1,859
                             2012        $13.260      $14.796         1,732
                             2013        $14.796      $15.312         1,542
                             2014        $15.312      $15.127         1,144

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.070        13,476
                             2006        $12.070      $13.284         6,345
                             2007        $13.284      $15.000         5,852
                             2008        $15.000      $ 8.869         5,746
                             2009        $ 8.869      $12.136         1,811
                             2010        $12.136      $15.278           879
                             2011        $15.278      $13.336             0
                             2012        $13.336      $14.958             0
                             2013        $14.958      $19.898             0
                             2014        $19.898      $20.658             0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.179         1,649
                             2007        $10.179      $10.459         2,120
                             2008        $10.459      $10.524         1,434
                             2009        $10.524      $10.353         3,253
                             2010        $10.353      $10.144        19,484
                             2011        $10.144      $ 9.933        13,993
                             2012        $ 9.933      $ 9.726        13,258
                             2013        $ 9.726      $ 9.524        12,548
                             2014        $ 9.524      $ 9.326         2,784
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.117             0
                             2006        $11.117      $11.452         1,629
                             2007        $11.452      $12.817         2,071
                             2008        $12.817      $ 8.117         2,079
                             2009        $ 8.117      $10.568         1,945
                             2010        $10.568      $12.023           726
                             2011        $12.023      $11.207           718
                             2012        $11.207      $11.988           713
                             2013        $11.988      $16.138           599
                             2014        $16.138      $16.765           119
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.659      $10.783         2,444
                             2006        $10.783      $11.547         2,386
                             2007        $11.547      $11.611         1,556
                             2008        $11.611      $ 8.711         1,465
                             2009        $ 8.711      $12.170           378
                             2010        $12.170      $13.496           368
                             2011        $13.496      $13.817             0
                             2012        $13.817      $15.633             0
                             2013        $15.633      $16.504             0
                             2014        $16.504      $16.155             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.202      $11.145         2,402
                             2006        $11.145      $12.903         7,888
                             2007        $12.903      $13.106        22,774
                             2008        $13.106      $ 9.027        21,326
                             2009        $ 9.027      $11.984         8,093
                             2010        $11.984      $13.221         6,679
                             2011        $13.221      $13.254         3,731
                             2012        $13.254      $14.618         3,275
                             2013        $14.618      $16.308         2,876
                             2014        $16.308      $16.704         4,196
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.343             0
                             2006        $11.343      $13.667         4,573
                             2007        $13.667      $14.965         4,573
                             2008        $14.965      $10.483         4,573
                             2009        $10.483      $12.657             0
                             2010        $12.657      $13.875             0
                             2011        $13.875      $13.183             0
                             2012        $13.183      $14.631             0
                             2013        $14.631      $18.282             0
                             2014        $18.282      $18.921             0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.915      $11.815         3,326
                             2006        $11.815      $13.695         6,502
                             2007        $13.695      $13.874         4,034
                             2008        $13.874      $ 8.543         3,742
                             2009        $ 8.543      $10.543         3,306
                             2010        $10.543      $11.479         2,971
                             2011        $11.479      $11.122         2,680
                             2012        $11.122      $12.440         2,394
                             2013        $12.440      $15.622         2,015
                             2014        $15.622      $16.385         1,799

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.480      $12.384        8,025
                             2006        $12.384      $14.726        9,165
                             2007        $14.726      $16.645        7,176
                             2008        $16.645      $ 9.717        7,013
                             2009        $ 9.717      $13.038        6,645
                             2010        $13.038      $13.838        6,439
                             2011        $13.838      $12.109        5,556
                             2012        $12.109      $14.017        5,427
                             2013        $14.017      $16.876        5,139
                             2014        $16.876      $14.684        5,091
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.488          497
                             2006        $10.488      $12.594          617
                             2007        $12.594      $12.361          492
                             2008        $12.361      $ 8.022          475
                             2009        $ 8.022      $ 9.293          404
                             2010        $ 9.293      $10.118          370
                             2011        $10.118      $ 9.208          370
                             2012        $ 9.208      $10.740          329
                             2013        $10.740      $14.010          103
                             2014        $14.010      $15.492           79
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.339          667
                             2006        $11.339      $12.897        4,609
                             2007        $12.897      $12.962        4,609
                             2008        $12.962      $ 8.031        4,609
                             2009        $ 8.031      $10.470          320
                             2010        $10.470      $12.814          320
                             2011        $12.814      $11.747          320
                             2012        $11.747      $13.625          320
                             2013        $13.625      $17.729          319
                             2014        $17.729      $19.714          319

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.306        1,003
                             2006        $11.306      $12.428        3,818
                             2007        $12.428      $10.133        3,446
                             2008        $10.133      $ 6.564        3,410
                             2009        $ 6.564      $ 8.205          481
                             2010        $ 8.205      $10.453          367
                             2011        $10.453      $10.304          335
                             2012        $10.304      $11.383          307
                             2013        $11.383      $15.115          127
                             2014        $15.115      $15.825          104
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.234          773
                             2006        $11.234      $12.418        8,173
                             2007        $12.418      $11.871        8,703
                             2008        $11.871      $ 7.376        8,740
                             2009        $ 7.376      $ 8.749        2,857
                             2010        $ 8.749      $ 9.667        1,357
                             2011        $ 9.667      $ 9.848        1,221
                             2012        $ 9.848      $11.036        1,145
                             2013        $11.036      $14.859          780
                             2014        $14.859      $16.930          212
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.325      $12.990        1,688
                             2006        $12.990      $13.053        1,688
                             2007        $13.053      $14.906        1,688
                             2008        $14.906      $ 7.426        1,688
                             2009        $ 7.426      $12.044        1,688
                             2010        $12.044      $14.099            0
                             2011        $14.099      $12.923            0
                             2012        $12.923      $14.347            0
                             2013        $14.347      $19.638            0
                             2014        $19.638      $20.798            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.954      $16.421        3,854
                             2006        $16.421      $19.395        4,976
                             2007        $19.395      $20.458        4,940
                             2008        $20.458      $11.733        4,256
                             2009        $11.733      $15.986        3,884
                             2010        $15.986      $19.124        3,046
                             2011        $19.124      $18.880        2,962
                             2012        $18.880      $21.641        2,873
                             2013        $21.641      $28.379        2,612
                             2014        $28.379      $30.420        2,297

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.703      $13.505             0
                             2006        $13.505      $14.025             0
                             2007        $14.025      $15.341             0
                             2008        $15.341      $ 8.617             0
                             2009        $ 8.617      $10.185             0
                             2010        $10.185      $11.489             0
                             2011        $11.489      $10.336             0
                             2012        $10.336      $11.840             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.323      $14.601        15,664
                             2006        $14.601      $16.590        21,372
                             2007        $16.590      $15.864        18,484
                             2008        $15.864      $ 9.971        17,122
                             2009        $ 9.971      $12.536        15,823
                             2010        $12.536      $14.201        12,763
                             2011        $14.201      $13.611        11,357
                             2012        $13.611      $15.848        10,202
                             2013        $15.848      $21.049         9,705
                             2014        $21.049      $22.485         9,048
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745             0
                             2007        $10.745      $11.349             0
                             2008        $11.349      $ 7.742             0
                             2009        $ 7.742      $ 9.701             0
                             2010        $ 9.701      $10.377             0
                             2011        $10.377      $10.131             0
                             2012        $10.131      $11.269             0
                             2013        $11.269      $14.226             0
                             2014        $14.226      $15.022             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.919      $13.327         1,231
                             2006        $13.327      $14.462         1,227
                             2007        $14.462      $14.711         1,139
                             2008        $14.711      $ 9.152         1,133
                             2009        $ 9.152      $11.105         1,128
                             2010        $11.105      $11.983         1,124
                             2011        $11.983      $11.725         1,120
                             2012        $11.725      $13.589         1,116
                             2013        $13.589      $17.398         1,113
                             2014        $17.398      $19.170         1,110

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.255      $13.857            0
                             2006        $13.857      $14.086            0
                             2007        $14.627      $14.801        8,002
                             2008        $14.801      $11.205        7,811
                             2009        $11.205      $13.438        7,568
                             2010        $13.438      $14.740        7,380
                             2011        $14.740      $14.245        7,209
                             2012        $14.245      $15.674        7,044
                             2013        $15.674      $19.166        6,906
                             2014        $19.166      $20.411        6,786
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.699            0
                             2012        $11.699      $12.990            0
                             2013        $12.990      $15.549            0
                             2014        $15.549      $15.298            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.482      $15.055        1,007
                             2006        $15.055      $17.926          802
                             2007        $17.926      $18.737            0
                             2008        $18.737      $10.807            0
                             2009        $10.807      $12.286            0
                             2010        $12.286      $13.460            0
                             2011        $13.460      $14.488            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.806      $14.832        6,221
                             2006        $14.832      $16.843        6,430
                             2007        $16.843      $16.905        5,331
                             2008        $16.905      $11.220        3,959
                             2009        $11.220      $13.634        3,612
                             2010        $13.634      $14.977        1,983
                             2011        $14.977      $14.333        1,783
                             2012        $14.333      $16.046        1,094
                             2013        $16.046      $21.016          961
                             2014        $21.016      $22.627          922

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.999            0
                             2014        $17.999      $17.903            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.090      $12.066        1,241
                             2006        $12.066      $12.878        1,140
                             2007        $12.878      $13.100          661
                             2008        $13.100      $ 9.850            0
                             2009        $ 9.850      $13.915            0
                             2010        $13.915      $14.980            0
                             2011        $14.980      $14.910            0
                             2012        $14.910      $17.299            0
                             2013        $17.299      $17.808            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.578      $13.142          514
                             2006        $13.142      $14.664          440
                             2007        $14.664      $14.767            0
                             2008        $14.767      $10.635            0
                             2009        $10.635      $13.006            0
                             2010        $13.006      $14.280            0
                             2011        $14.280      $15.165            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.905        1,103
                             2012        $ 7.905      $ 8.921        1,029
                             2013        $ 8.921      $10.369          993
                             2014        $10.369      $10.161          263
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.767      $11.309            0
                             2006        $11.309      $12.289            0
                             2007        $12.289      $13.148            0
                             2008        $13.148      $ 9.181            0
                             2009        $ 9.181      $11.673            0
                             2010        $11.673      $13.004            0
                             2011        $13.004      $11.904            0
                             2012        $11.904      $12.893            0
                             2013        $12.893      $16.216            0
                             2014        $16.216      $16.539            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.392      $15.658           81
                             2006        $15.658      $16.087           80
                             2007        $16.087      $18.521           80
                             2008        $18.521      $ 9.640           80
                             2009        $ 9.640      $14.760           80
                             2010        $14.760      $18.393           80
                             2011        $18.393      $16.324           79
                             2012        $16.324      $17.840            0
                             2013        $17.840      $23.861            0
                             2014        $23.861      $25.159            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $13.010      $13.304        2,865
                             2006        $13.304      $15.009        4,843
                             2007        $15.009      $15.428        4,197
                             2008        $15.428      $ 9.476        4,326
                             2009        $ 9.476      $11.696        4,091
                             2010        $11.696      $13.122        2,419
                             2011        $13.122      $13.045        2,271
                             2012        $13.045      $14.754        2,143
                             2013        $14.754      $19.004        1,648
                             2014        $19.004      $21.018        1,024
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.947      $14.398        2,734
                             2006        $14.398      $15.922        2,664
                             2007        $15.922      $15.800        2,365
                             2008        $15.800      $ 7.440        2,459
                             2009        $ 7.440      $10.762        1,771
                             2010        $10.762      $11.269          245
                             2011        $11.269      $10.659           16
                             2012        $10.659      $12.279           15
                             2013        $12.279      $16.022            0
                             2014        $16.022      $16.689            0
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.702        2,324
                             2007        $10.702      $11.971        2,896
                             2008        $11.971      $ 6.033        3,586
                             2009        $ 6.033      $ 8.066        3,332
                             2010        $ 8.066      $ 8.679        1,106
                             2011        $ 8.679      $ 9.436            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.476      $15.089        1,724
                             2006        $15.089      $17.734        1,724
                             2007        $17.734      $20.841        1,724
                             2008        $20.841      $13.580        1,724
                             2009        $13.580      $15.800        1,724
                             2010        $15.800      $16.513            0
                             2011        $16.513      $18.727            0
                             2012        $18.727      $21.715            0
                             2013        $21.715      $24.992            0
                             2014        $24.992      $26.389            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.400      $16.102          200
                             2006        $16.102      $16.971          200
                             2007        $16.971      $19.835          200
                             2008        $19.835      $ 9.904            0
                             2009        $ 9.904      $16.394            0
                             2010        $16.394      $20.182            0
                             2011        $20.182      $18.260            0
                             2012        $18.260      $19.954            0
                             2013        $19.954      $21.138            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.900      $14.748            0
                             2006        $14.748      $18.755            0
                             2007        $18.755      $21.179            0
                             2008        $21.179      $11.851            0
                             2009        $11.851      $14.784            0
                             2010        $14.784      $15.483            0
                             2011        $15.483      $13.666            0
                             2012        $13.666      $15.810            0
                             2013        $15.810      $19.691            0
                             2014        $19.691      $17.473            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.780      $14.362        1,547
                             2006        $14.362      $16.643        1,547
                             2007        $16.643      $19.012        1,547
                             2008        $19.012      $10.431        1,547
                             2009        $10.431      $ 9.948            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.550      $10.648        17,544
                             2006        $10.648      $10.983        38,461
                             2007        $10.983      $11.368        33,789
                             2008        $11.368      $10.116        27,849
                             2009        $10.116      $12.113         7,907
                             2010        $12.113      $12.929         6,591
                             2011        $12.929      $13.256         4,716
                             2012        $13.256      $14.772         4,474
                             2013        $14.772      $14.581         3,230
                             2014        $14.581      $15.332         1,960
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.870      $ 9.810         1,628
                             2006        $ 9.810      $ 9.992         1,332
                             2007        $ 9.992      $10.056           179
                             2008        $10.056      $ 8.348           179
                             2009        $ 8.348      $ 8.628           178
                             2010        $ 8.628      $ 8.635           178
                             2011        $ 8.635      $ 8.662           178
                             2012        $ 8.662      $ 8.739           178
                             2013        $ 8.739      $ 8.565           178
                             2014        $ 8.565      $ 8.456           178
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.735      $ 9.774         9,040
                             2006        $ 9.774      $ 9.987        10,768
                             2007        $ 9.987      $10.233         7,506
                             2008        $10.233      $10.239         4,272
                             2009        $10.239      $10.027        40,983
                             2010        $10.027      $ 9.818         2,878
                             2011        $ 9.818      $ 9.614         1,749
                             2012        $ 9.614      $ 9.414         1,886
                             2013        $ 9.414      $ 9.218           989
                             2014        $ 9.218      $ 9.026           957
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.830      $14.811         3,594
                             2006        $14.811      $15.071         3,299
                             2007        $15.071      $17.592         1,519
                             2008        $17.592      $ 9.000         1,560
                             2009        $ 9.000      $15.055           360
                             2010        $15.055      $18.784           293
                             2011        $18.784      $17.111            20
                             2012        $17.111      $18.779            20
                             2013        $18.779      $27.648             0
                             2014        $27.648      $28.544             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.904      $13.654          531
                             2006        $13.654      $15.341          531
                             2007        $15.341      $16.277          530
                             2008        $16.277      $12.079          530
                             2009        $12.079      $14.126          529
                             2010        $14.126      $14.730          529
                             2011        $14.730      $13.250          528
                             2012        $13.250      $13.838          527
                             2013        $13.838      $14.707            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.465        1,325
                             2007        $ 9.465      $11.410        1,317
                             2008        $11.410      $ 6.272        1,286
                             2009        $ 6.272      $ 8.697        1,081
                             2010        $ 8.697      $10.580          925
                             2011        $10.580      $ 9.578          795
                             2012        $ 9.578      $ 9.858          680
                             2013        $ 9.858      $ 8.232          558
                             2014        $ 8.232      $ 6.559          464
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.674        1,427
                             2007        $10.674      $11.048        1,408
                             2008        $11.048      $ 9.231        1,239
                             2009        $ 9.231      $11.791        1,103
                             2010        $11.791      $12.936        1,001
                             2011        $12.936      $13.454          877
                             2012        $13.454      $15.510          773
                             2013        $15.510      $14.117          766
                             2014        $14.117      $14.016          710
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.091          629
                             2007        $10.091      $10.923          625
                             2008        $10.923      $ 9.932          566
                             2009        $ 9.932      $11.502          489
                             2010        $11.502      $12.163          426
                             2011        $12.163      $13.287          369
                             2012        $13.287      $14.133          314
                             2013        $14.133      $12.549          265
                             2014        $12.549      $12.654        2,067

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.272        3,181
                             2007        $10.272      $10.927        4,615
                             2008        $10.927      $11.203        2,905
                             2009        $11.203      $12.500        3,261
                             2010        $12.500      $13.220        1,590
                             2011        $13.220      $13.398        1,483
                             2012        $13.398      $14.362        1,506
                             2013        $14.362      $13.773        1,786
                             2014        $13.773      $14.048          127
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.885        2,473
                             2010        $ 7.885      $ 8.693        1,263
                             2011        $ 8.693      $ 8.676        1,157
                             2012        $ 8.676      $10.134        1,037
                             2013        $10.134      $13.138          655
                             2014        $13.138      $14.492          218
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.951      $12.170            0
                             2006        $12.170      $13.337            0
                             2007        $13.337      $13.181            0
                             2008        $13.181      $ 7.650            0
                             2009        $ 7.650      $ 9.410            0
                             2010        $ 9.410      $10.210            0
                             2011        $10.210      $10.274            0
                             2012        $10.274      $11.320            0
                             2013        $11.320      $13.089            0
                             2014        $13.089      $14.184            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.328      $13.733            0
                             2006        $13.733      $15.586            0
                             2007        $15.586      $14.337            0
                             2008        $14.337      $ 8.605            0
                             2009        $ 8.605      $10.937            0
                             2010        $10.937      $12.248            0
                             2011        $12.248      $11.436            0
                             2012        $11.436      $13.339            0
                             2013        $13.339      $17.720            0
                             2014        $17.720      $19.212            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.357      $15.773          511
                             2006        $15.773      $19.725        2,011
                             2007        $19.725      $20.926        1,578
                             2008        $20.926      $11.483        1,615
                             2009        $11.483      $14.013        1,461
                             2010        $14.013      $15.096        1,338
                             2011        $15.096      $12.278        1,309
                             2012        $12.278      $14.655        1,146
                             2013        $14.655      $18.377          964
                             2014        $18.377      $16.773          913
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.364      $14.238            0
                             2006        $14.238      $15.884            0
                             2007        $15.884      $14.747            0
                             2008        $14.747      $ 8.728            0
                             2009        $ 8.728      $11.180            0
                             2010        $11.180      $12.470            0
                             2011        $12.470      $12.215            0
                             2012        $12.215      $13.972            0
                             2013        $13.972      $18.485            0
                             2014        $18.485      $20.617            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.888          798
                             2006        $10.888      $12.369        7,943
                             2007        $12.369      $11.517        8,317
                             2008        $11.517      $ 6.229        8,707
                             2009        $ 6.229      $ 5.861            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.020      $12.439            0
                             2006        $12.439      $12.842            0
                             2007        $12.842      $13.266            0
                             2008        $13.266      $ 8.179            0
                             2009        $ 8.179      $13.124            0
                             2010        $13.124      $15.523            0
                             2011        $15.523      $12.486            0
                             2012        $12.486      $13.964            0
                             2013        $13.964      $19.650            0
                             2014        $19.650      $21.110            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.133      $13.322            0
                             2006        $13.322      $14.454            0
                             2007        $14.454      $15.055            0
                             2008        $15.055      $12.532            0
                             2009        $12.532      $15.966            0
                             2010        $15.966      $17.155            0
                             2011        $17.155      $17.954            0
                             2012        $17.954      $20.720            0
                             2013        $20.720      $18.510            0
                             2014        $18.510      $18.647            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.861      $23.394        6,532
                             2006        $23.394      $31.421          139
                             2007        $31.421      $43.207          103
                             2008        $43.207      $18.299          174
                             2009        $18.299      $30.479          122
                             2010        $30.479      $35.497          107
                             2011        $35.497      $28.418          123
                             2012        $28.418      $33.342          109
                             2013        $33.342      $32.286          112
                             2014        $32.286      $30.171          115
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.453      $14.750        5,169
                             2006        $14.750      $17.549        5,184
                             2007        $17.549      $18.861        2,853
                             2008        $18.861      $13.122        1,344
                             2009        $13.122      $16.646        1,339
                             2010        $16.646      $18.588          659
                             2011        $18.588      $19.847          658
                             2012        $19.847      $22.461            0
                             2013        $22.461      $26.316            0
                             2014        $26.316      $26.928            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.209            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.976          527
                             2014        $15.976      $15.954          527
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.621      $13.270        8,850
                             2006        $13.270      $14.627        8,601
                             2007        $14.086      $16.777            0
                             2008        $16.777      $ 8.320            0
                             2009        $ 8.320      $13.453            0
                             2010        $13.453      $16.151            0
                             2011        $16.151      $15.333            0
                             2012        $15.333      $17.121            0
                             2013        $17.121      $24.764            0
                             2014        $24.764      $25.723            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.516      $17.820        3,347
                             2006        $17.820      $19.043        4,101
                             2007        $19.043      $22.858        4,209
                             2008        $22.858      $11.902        4,386
                             2009        $11.902      $18.339        4,150
                             2010        $18.339      $23.750        2,008
                             2011        $23.750      $21.586        2,002
                             2012        $21.586      $22.928        1,992
                             2013        $22.928      $30.864        1,951
                             2014        $30.864      $30.775        1,822

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.778      $17.439          185
                             2006        $17.439      $19.097          185
                             2007        $19.097      $19.249          185
                             2008        $19.249      $11.225          185
                             2009        $11.225      $16.118          185
                             2010        $16.118      $19.972          184
                             2011        $19.972      $17.851          184
                             2012        $17.851      $20.048          184
                             2013        $20.048      $33.631          184
                             2014        $33.631      $28.363          184
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.941      $19.367        3,154
                             2006        $19.367      $26.107        3,522
                             2007        $26.107      $21.143        2,742
                             2008        $21.143      $12.823        2,697
                             2009        $12.823      $16.131        2,210
                             2010        $16.131      $20.459        2,078
                             2011        $20.459      $21.166        1,889
                             2012        $21.166      $23.960        1,834
                             2013        $23.960      $23.870        1,806
                             2014        $23.870      $30.249        2,525

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.324      $13.639         4,657
                             2006        $13.639      $15.616         1,036
                             2007        $15.616      $16.022         1,029
                             2008        $16.022      $ 9.298         1,122
                             2009        $ 9.298      $10.951         1,154
                             2010        $10.951      $12.088         1,140
                             2011        $12.088      $12.548           601
                             2012        $12.548      $14.397           576
                             2013        $14.397      $18.962           498
                             2014        $18.962      $20.281           367
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.906      $15.193         5,987
                             2006        $15.193      $14.684         5,839
                             2007        $14.684      $16.188         5,603
                             2008        $16.188      $ 9.093         3,536
                             2009        $ 9.093      $11.823         2,057
                             2010        $11.823      $13.282         1,987
                             2011        $13.282      $13.125         1,159
                             2012        $13.125      $14.587         1,137
                             2013        $14.587      $19.089         1,117
                             2014        $19.089      $21.103           441
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.833        21,112
                             2006        $11.833      $15.648        26,066
                             2007        $15.648      $16.166        25,201
                             2008        $16.166      $ 7.390        29,391
                             2009        $ 7.390      $ 9.717        22,714
                             2010        $ 9.717      $ 9.918        21,395
                             2011        $ 9.918      $ 7.819        23,725
                             2012        $ 7.819      $ 8.738        21,029
                             2013        $ 8.738      $10.494        16,584
                             2014        $10.494      $ 9.606         7,733

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.135      $13.639         2,991
                             2006        $13.639      $13.262         1,548
                             2007        $13.262      $14.743         1,544
                             2008        $14.743      $ 8.682         1,540
                             2009        $ 8.682      $11.649         1,534
                             2010        $11.649      $12.521           830
                             2011        $12.521      $11.852           830
                             2012        $11.852      $13.468             0
                             2013        $13.468      $18.056             0
                             2014        $18.056      $20.115             0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.805      $16.493        29,031
                             2006        $16.493      $18.434        28,631
                             2007        $18.434      $18.312        23,627
                             2008        $18.312      $11.514        19,407
                             2009        $11.514      $16.074        11,790
                             2010        $16.074      $19.913         6,446
                             2011        $19.913      $17.807         5,600
                             2012        $17.807      $20.644         4,481
                             2013        $20.644      $27.805         2,278
                             2014        $27.805      $29.644         1,898
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.915        20,466
                             2006        $10.915      $13.192        20,111
                             2007        $13.192      $15.753        19,414
                             2008        $15.753      $ 9.750        13,284
                             2009        $ 9.750      $10.496             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.695         2,110
                             2006        $10.695      $12.668         2,930
                             2007        $12.668      $11.879         4,741
                             2008        $11.879      $ 6.856         4,646
                             2009        $ 6.856      $ 8.121         4,517
                             2010        $ 8.121      $ 8.855         4,415
                             2011        $ 8.855      $ 8.339         2,839
                             2012        $ 8.339      $ 9.428         2,718
                             2013        $ 9.428      $12.593           785
                             2014        $12.593      $13.651           781
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.848        22,206
                             2006        $11.848      $12.921        47,137
                             2007        $12.921      $14.830        36,152
                             2008        $14.830      $ 8.317        30,892
                             2009        $ 8.317      $11.026        24,940
                             2010        $11.026      $12.616        22,731
                             2011        $12.616      $12.003         8,114
                             2012        $12.003      $13.642         8,020
                             2013        $13.642      $17.482         7,207
                             2014        $17.482      $19.102         5,735
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.050         9,747
                             2006        $11.050      $12.204        14,324
                             2007        $12.204      $13.358        13,309
                             2008        $13.358      $ 7.595        16,036
                             2009        $ 7.595      $ 9.440        14,209
                             2010        $ 9.440      $10.582        11,612
                             2011        $10.582      $10.497        10,330
                             2012        $10.497      $12.146         6,339
                             2013        $12.146      $15.838         5,136
                             2014        $15.838      $17.085         2,954

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.438         2,253
                             2006        $10.438      $11.341         3,240
                             2007        $11.341      $11.379         3,274
                             2008        $11.379      $ 8.336         2,931
                             2009        $ 8.336      $11.703         3,896
                             2010        $11.703      $13.019         2,339
                             2011        $13.019      $13.214         2,074
                             2012        $13.214      $14.738         1,837
                             2013        $14.738      $15.244         1,728
                             2014        $15.244      $15.053         1,716
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.066        14,003
                             2006        $12.066      $13.273        13,668
                             2007        $13.273      $14.980        12,703
                             2008        $14.980      $ 8.853         9,047
                             2009        $ 8.853      $12.107         3,827
                             2010        $12.107      $15.234         3,045
                             2011        $15.234      $13.290         2,806
                             2012        $13.290      $14.899         2,694
                             2013        $14.899      $19.810         2,623
                             2014        $19.810      $20.556         2,001
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.175           864
                             2007        $10.175      $10.450         1,064
                             2008        $10.450      $10.509         5,307
                             2009        $10.509      $10.333         4,328
                             2010        $10.333      $10.120         2,948
                             2011        $10.120      $ 9.905         1,141
                             2012        $ 9.905      $ 9.693         1,155
                             2013        $ 9.693      $ 9.487           954
                             2014        $ 9.487      $ 9.284           924

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.113             0
                             2006        $11.113      $11.442         1,311
                             2007        $11.442      $12.799         1,336
                             2008        $12.799      $ 8.102         1,310
                             2009        $ 8.102      $10.543         3,243
                             2010        $10.543      $11.988         3,360
                             2011        $11.988      $11.169         3,945
                             2012        $11.169      $11.941         4,012
                             2013        $11.941      $16.066         3,281
                             2014        $16.066      $16.682           375
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.655      $10.774         5,208
                             2006        $10.774      $11.531         5,078
                             2007        $11.531      $11.589         4,611
                             2008        $11.589      $ 8.690         4,388
                             2009        $ 8.690      $12.135         4,013
                             2010        $12.135      $13.450         3,872
                             2011        $13.450      $13.763         2,527
                             2012        $13.763      $15.564         2,489
                             2013        $15.564      $16.423         1,704
                             2014        $16.423      $16.068         1,793
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.198      $11.135        11,326
                             2006        $11.135      $12.885        38,710
                             2007        $12.885      $13.082        63,165
                             2008        $13.082      $ 9.005        55,306
                             2009        $ 9.005      $11.949        48,015
                             2010        $11.949      $13.176        33,523
                             2011        $13.176      $13.202         8,796
                             2012        $13.202      $14.553         6,623
                             2013        $14.553      $16.227         5,481
                             2014        $16.227      $16.613         5,357

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.339             0
                             2006        $11.339      $13.656        21,670
                             2007        $13.656      $14.945        21,097
                             2008        $14.945      $10.463        19,757
                             2009        $10.463      $12.627        13,052
                             2010        $12.627      $13.835        12,619
                             2011        $13.835      $13.138         1,441
                             2012        $13.138      $14.574         1,379
                             2013        $14.574      $18.201         1,323
                             2014        $18.201      $18.828         1,261
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.911      $11.805        14,780
                             2006        $11.805      $13.677        20,128
                             2007        $13.677      $13.848        18,114
                             2008        $13.848      $ 8.523        15,250
                             2009        $ 8.523      $10.513        13,673
                             2010        $10.513      $11.440        12,339
                             2011        $11.440      $11.079         4,957
                             2012        $11.079      $12.385         4,602
                             2013        $12.385      $15.545         3,243
                             2014        $15.545      $16.296         2,328
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.476      $12.373        53,004
                             2006        $12.373      $14.706        54,520
                             2007        $14.706      $16.614        48,088
                             2008        $16.614      $ 9.693        37,167
                             2009        $ 9.693      $13.000        20,603
                             2010        $13.000      $13.791        14,198
                             2011        $13.791      $12.061        14,763
                             2012        $12.061      $13.955        12,199
                             2013        $13.955      $16.793         7,233
                             2014        $16.793      $14.604         6,194

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.485         4,554
                             2006        $10.485      $12.583         5,648
                             2007        $12.583      $12.344         9,295
                             2008        $12.344      $ 8.007         8,425
                             2009        $ 8.007      $ 9.271         7,063
                             2010        $ 9.271      $10.089         5,911
                             2011        $10.089      $ 9.177         2,598
                             2012        $ 9.177      $10.698         2,098
                             2013        $10.698      $13.948         1,256
                             2014        $13.948      $15.416         1,125
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.335         5,161
                             2006        $11.335      $12.886        18,722
                             2007        $12.886      $12.944        16,850
                             2008        $12.944      $ 8.016        15,939
                             2009        $ 8.016      $10.445        11,540
                             2010        $10.445      $12.777        10,029
                             2011        $12.777      $11.707         3,245
                             2012        $11.707      $13.572         3,078
                             2013        $13.572      $17.650         1,434
                             2014        $17.650      $19.616         1,382
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.302        13,050
                             2006        $11.302      $12.418        16,057
                             2007        $12.418      $10.119        16,966
                             2008        $10.119      $ 6.551        16,649
                             2009        $ 6.551      $ 8.185         7,984
                             2010        $ 8.185      $10.423         5,463
                             2011        $10.423      $10.269         4,015
                             2012        $10.269      $11.338         3,463
                             2013        $11.338      $15.049         2,087
                             2014        $15.049      $15.747         1,993
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.230        19,182
                             2006        $11.230      $12.407        22,090
                             2007        $12.407      $11.855        22,287
                             2008        $11.855      $ 7.363        18,214
                             2009        $ 7.363      $ 8.728        12,796
                             2010        $ 8.728      $ 9.639        10,709
                             2011        $ 9.639      $ 9.815         9,355
                             2012        $ 9.815      $10.993         8,387
                             2013        $10.993      $14.794         5,813
                             2014        $14.794      $16.846         2,971

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.315      $12.972        18,684
                             2006        $12.972      $13.029        16,398
                             2007        $13.029      $14.870        11,545
                             2008        $14.870      $ 7.404        11,459
                             2009        $ 7.404      $12.003        10,714
                             2010        $12.003      $14.044        10,645
                             2011        $14.044      $12.866        10,567
                             2012        $12.866      $14.277        15,920
                             2013        $14.277      $19.531        14,450
                             2014        $19.531      $20.675        13,502
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.941      $16.399        26,405
                             2006        $16.399      $19.359        29,992
                             2007        $19.359      $20.409        24,360
                             2008        $20.409      $11.699        23,701
                             2009        $11.699      $15.932        18,565
                             2010        $15.932      $19.050        10,898
                             2011        $19.050      $18.797         9,264
                             2012        $18.797      $21.535         7,676
                             2013        $21.535      $28.225         6,371
                             2014        $28.225      $30.239         4,594
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.692      $13.487         7,980
                             2006        $13.487      $13.998         7,940
                             2007        $13.998      $15.304         7,224
                             2008        $15.304      $ 8.592         7,139
                             2009        $ 8.592      $10.151         7,082
                             2010        $10.151      $11.444         7,030
                             2011        $11.444      $10.291         6,970
                             2012        $10.291      $11.786             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.311      $14.581        95,234
                             2006        $14.581      $16.559        92,222
                             2007        $16.559      $15.826        67,064
                             2008        $15.826      $ 9.942        55,991
                             2009        $ 9.942      $12.493        42,936
                             2010        $12.493      $14.145        41,012
                             2011        $14.145      $13.551        33,713
                             2012        $13.551      $15.770        31,772
                             2013        $15.770      $20.935        17,602
                             2014        $20.935      $22.351        11,920

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.742         4,444
                             2007        $10.742      $11.339         4,420
                             2008        $11.339      $ 7.731         4,394
                             2009        $ 7.731      $ 9.683         4,356
                             2010        $ 9.683      $10.352             0
                             2011        $10.352      $10.102             0
                             2012        $10.102      $11.231             0
                             2013        $11.231      $14.170             0
                             2014        $14.170      $14.955             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.908      $13.309         8,310
                             2006        $13.309      $14.435         7,931
                             2007        $14.435      $14.676         7,123
                             2008        $14.676      $ 9.125         3,874
                             2009        $ 9.125      $11.068         3,840
                             2010        $11.068      $11.936         2,449
                             2011        $11.936      $11.674         2,432
                             2012        $11.674      $13.522         2,415
                             2013        $13.522      $17.303         1,756
                             2014        $17.303      $19.056         1,134
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.610      $13.252        22,067
                             2006        $13.252      $14.600        20,345
                             2007        $14.600      $14.766        16,048
                             2008        $14.766      $11.172        11,439
                             2009        $11.172      $13.392        11,064
                             2010        $13.392      $14.683        11,088
                             2011        $14.683      $14.182        12,513
                             2012        $14.182      $15.597        12,525
                             2013        $15.597      $19.062         2,703
                             2014        $19.062      $20.290         2,669

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.647         1,229
                             2012        $11.647      $12.926         1,225
                             2013        $12.926      $15.464         1,222
                             2014        $15.464      $15.207           658
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.469      $15.034         9,405
                             2006        $15.034      $17.892         8,194
                             2007        $17.892      $18.692         5,458
                             2008        $18.692      $10.776         5,432
                             2009        $10.776      $12.245         5,392
                             2010        $12.245      $13.407         1,233
                             2011        $13.407      $14.429             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.794      $14.812        26,833
                             2006        $14.812      $16.811        28,268
                             2007        $16.811      $16.865        20,746
                             2008        $16.865      $11.188        15,035
                             2009        $11.188      $13.588        13,217
                             2010        $13.588      $14.918        12,237
                             2011        $14.918      $14.269         7,886
                             2012        $14.269      $15.967         7,603
                             2013        $15.967      $20.902         5,576
                             2014        $20.902      $22.493         4,059
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.902         1,425
                             2014        $17.902      $17.796         1,453
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.079      $12.049         6,969
                             2006        $12.049      $12.854         6,914
                             2007        $12.854      $13.068         5,288
                             2008        $13.068      $ 9.822         5,198
                             2009        $ 9.822      $13.867         5,122
                             2010        $13.867      $14.922         1,798
                             2011        $14.922      $14.844         1,350
                             2012        $14.844      $17.214         1,327
                             2013        $17.214      $17.717             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.567      $13.124         1,481
                             2006        $13.124      $14.637         1,481
                             2007        $14.637      $14.732         1,481
                             2008        $14.732      $10.605         1,481
                             2009        $10.605      $12.962         1,481
                             2010        $12.962      $14.224         1,481
                             2011        $14.224      $15.103             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.883         7,280
                             2012        $ 7.883      $ 8.890         7,013
                             2013        $ 8.890      $10.328         6,582
                             2014        $10.328      $10.116           621
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.763      $11.299        11,694
                             2006        $11.299      $12.273        11,724
                             2007        $12.273      $13.124        11,018
                             2008        $13.124      $ 9.159         4,003
                             2009        $ 9.159      $11.639         2,038
                             2010        $11.639      $12.959         1,480
                             2011        $12.959      $11.858         1,221
                             2012        $11.858      $12.836         1,214
                             2013        $12.836      $16.136         1,209
                             2014        $16.136      $16.450           639
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.380      $15.637         3,038
                             2006        $15.637      $16.057         2,966
                             2007        $16.057      $18.477         2,866
                             2008        $18.477      $ 9.612         1,800
                             2009        $ 9.612      $14.710         1,651
                             2010        $14.710      $18.321         1,394
                             2011        $18.321      $16.251         1,281
                             2012        $16.251      $17.752         1,204
                             2013        $17.752      $23.731         1,142
                             2014        $23.731      $25.009         1,029

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $12.999      $13.286        20,958
                             2006        $13.286      $14.981        25,585
                             2007        $14.981      $15.392        25,229
                             2008        $15.392      $ 9.449        18,027
                             2009        $ 9.449      $11.656        14,902
                             2010        $11.656      $13.071        12,451
                             2011        $13.071      $12.988        11,718
                             2012        $12.988      $14.681        16,895
                             2013        $14.681      $18.901         7,444
                             2014        $18.901      $20.893         2,333
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.935      $14.378        15,785
                             2006        $14.378      $15.893        15,587
                             2007        $15.893      $15.763        14,436
                             2008        $15.763      $ 7.419         7,722
                             2009        $ 7.419      $10.726         6,938
                             2010        $10.726      $11.225         3,029
                             2011        $11.225      $10.612         2,496
                             2012        $10.612      $12.218         2,462
                             2013        $12.218      $15.935         2,372
                             2014        $15.935      $16.590         1,114
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.698         1,837
                             2007        $10.698      $11.961         1,805
                             2008        $11.961      $ 6.025         2,166
                             2009        $ 6.025      $ 8.051         4,632
                             2010        $ 8.051      $ 8.658         6,374
                             2011        $ 8.658      $ 9.412             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.465      $15.069         5,433
                             2006        $15.069      $17.701         5,396
                             2007        $17.701      $20.791         5,124
                             2008        $20.791      $13.541         4,825
                             2009        $13.541      $15.746         4,128
                             2010        $15.746      $16.449           783
                             2011        $16.449      $18.644           780
                             2012        $18.644      $21.608           777
                             2013        $21.608      $24.856            40
                             2014        $24.856      $26.241             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.388      $16.080           884
                             2006        $16.080      $16.939           882
                             2007        $16.939      $19.788           423
                             2008        $19.788      $ 9.875           418
                             2009        $ 9.875      $16.338           415
                             2010        $16.338      $20.103           412
                             2011        $20.103      $18.179             0
                             2012        $18.179      $19.855             0
                             2013        $19.855      $21.031             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.888      $14.728         1,176
                             2006        $14.728      $18.720           711
                             2007        $18.720      $21.128           707
                             2008        $21.128      $11.817           703
                             2009        $11.817      $14.734           697
                             2010        $14.734      $15.423             0
                             2011        $15.423      $13.606             0
                             2012        $13.606      $15.732             0
                             2013        $15.732      $19.584             0
                             2014        $19.584      $17.369             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.768      $14.343           453
                             2006        $14.343      $16.612             0
                             2007        $16.612      $18.967             0
                             2008        $18.967      $10.401             0
                             2009        $10.401      $ 9.918             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.541      $10.633        58,872
                             2006        $10.633      $10.962        66,170
                             2007        $10.962      $11.341        53,457
                             2008        $11.341      $10.087        39,558
                             2009        $10.087      $12.072        37,915
                             2010        $12.072      $12.878        31,616
                             2011        $12.878      $13.197        21,817
                             2012        $13.197      $14.700        19,322
                             2013        $14.700      $14.502        17,556
                             2014        $14.502      $15.241        15,153

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.861      $ 9.797        33,800
                             2006        $ 9.797      $ 9.974        34,401
                             2007        $ 9.974      $10.032        25,675
                             2008        $10.032      $ 8.324        20,027
                             2009        $ 8.324      $ 8.598        17,764
                             2010        $ 8.598      $ 8.601        17,690
                             2011        $ 8.601      $ 8.624        17,615
                             2012        $ 8.624      $ 8.696        16,679
                             2013        $ 8.696      $ 8.518        16,605
                             2014        $ 8.518      $ 8.406        17,156
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.727      $ 9.761        20,645
                             2006        $ 9.761      $ 9.968        21,529
                             2007        $ 9.968      $10.209        20,634
                             2008        $10.209      $10.210        13,168
                             2009        $10.210      $ 9.993        15,214
                             2010        $ 9.993      $ 9.780        15,360
                             2011        $ 9.780      $ 9.572        15,013
                             2012        $ 9.572      $ 9.368        15,333
                             2013        $ 9.368      $ 9.168        13,690
                             2014        $ 9.168      $ 8.973         8,253
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.819      $14.791         6,375
                             2006        $14.791      $15.042         4,854
                             2007        $15.042      $17.550         3,902
                             2008        $17.550      $ 8.974         3,552
                             2009        $ 8.974      $15.004         2,969
                             2010        $15.004      $18.710         1,318
                             2011        $18.710      $17.035           712
                             2012        $17.035      $18.686           708
                             2013        $18.686      $27.498           530
                             2014        $27.498      $28.374           527
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.893      $13.635         8,859
                             2006        $13.635      $15.313         7,106
                             2007        $15.313      $16.238         5,444
                             2008        $16.238      $12.045         3,476
                             2009        $12.045      $14.078         3,445
                             2010        $14.078      $14.672           121
                             2011        $14.672      $13.191           120
                             2012        $13.191      $13.770           119
                             2013        $13.770      $14.632             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.462            0
                             2007        $ 9.462      $11.401            0
                             2008        $11.401      $ 6.264            0
                             2009        $ 6.264      $ 8.681          355
                             2010        $ 8.681      $10.555          352
                             2011        $10.555      $ 9.550          232
                             2012        $ 9.550      $ 9.824          230
                             2013        $ 9.824      $ 8.199          229
                             2014        $ 8.199      $ 6.530          228
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.670            0
                             2007        $10.670      $11.039            0
                             2008        $11.039      $ 9.218            0
                             2009        $ 9.218      $11.769          146
                             2010        $11.769      $12.905          145
                             2011        $12.905      $13.415          145
                             2012        $13.415      $15.458          144
                             2013        $15.458      $14.062          144
                             2014        $14.062      $13.954          143
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.087          109
                             2007        $10.087      $10.914          118
                             2008        $10.914      $ 9.918        1,232
                             2009        $ 9.918      $11.480        3,862
                             2010        $11.480      $12.134        3,777
                             2011        $12.134      $13.248        2,834
                             2012        $13.248      $14.085        3,721
                             2013        $14.085      $12.500        2,105
                             2014        $12.500      $12.598        2,004

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.269         3,021
                             2007        $10.269      $10.918         6,040
                             2008        $10.918      $11.188         3,054
                             2009        $11.188      $12.477        11,679
                             2010        $12.477      $13.188         8,430
                             2011        $13.188      $13.359         5,303
                             2012        $13.359      $14.314         5,505
                             2013        $14.314      $13.719         6,808
                             2014        $13.719      $13.986         3,793
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.866         9,285
                             2010        $ 7.866      $ 8.668         8,102
                             2011        $ 8.668      $ 8.646         7,267
                             2012        $ 8.646      $10.094         6,188
                             2013        $10.094      $13.080         5,498
                             2014        $13.080      $14.421         3,185
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.941      $12.154         4,667
                             2006        $12.154      $13.312         4,646
                             2007        $13.312      $13.150         4,625
                             2008        $13.150      $ 7.628         3,751
                             2009        $ 7.628      $ 9.378         3,723
                             2010        $ 9.378      $10.171         3,492
                             2011        $10.171      $10.229             0
                             2012        $10.229      $11.264             0
                             2013        $11.264      $13.018             0
                             2014        $13.018      $14.100             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.317      $13.714         5,245
                             2006        $13.714      $15.557         3,029
                             2007        $15.557      $14.303         3,020
                             2008        $14.303      $ 8.580           649
                             2009        $ 8.580      $10.900           644
                             2010        $10.900      $12.200           639
                             2011        $12.200      $11.385           635
                             2012        $11.385      $13.273           631
                             2013        $13.273      $17.624             0
                             2014        $17.624      $19.098             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.345      $15.751        2,710
                             2006        $15.751      $19.688        1,660
                             2007        $19.688      $20.876        2,581
                             2008        $20.876      $11.450        2,225
                             2009        $11.450      $13.965        2,095
                             2010        $13.965      $15.037        1,991
                             2011        $15.037      $12.223          119
                             2012        $12.223      $14.583          118
                             2013        $14.583      $18.277          118
                             2014        $18.277      $16.673          117
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.353      $14.219            0
                             2006        $14.219      $15.854            0
                             2007        $15.854      $14.712            0
                             2008        $14.712      $ 8.703            0
                             2009        $ 8.703      $11.142            0
                             2010        $11.142      $12.421            0
                             2011        $12.421      $12.161            0
                             2012        $12.161      $13.903            0
                             2013        $13.903      $18.385            0
                             2014        $18.385      $20.494            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.885        6,281
                             2006        $10.885      $12.358        8,968
                             2007        $12.358      $11.501        9,518
                             2008        $11.501      $ 6.217        9,982
                             2009        $ 6.217      $ 5.850            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $12.009      $12.422        8,555
                             2006        $12.422      $12.818        8,398
                             2007        $12.818      $13.235        8,288
                             2008        $13.235      $ 8.155        4,749
                             2009        $ 8.155      $13.080        4,205
                             2010        $13.080      $15.462        3,538
                             2011        $15.462      $12.431          133
                             2012        $12.431      $13.895          132
                             2013        $13.895      $19.544          132
                             2014        $19.544      $20.985            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.123      $13.304         2,863
                             2006        $13.304      $14.427         2,743
                             2007        $14.427      $15.019         2,709
                             2008        $15.019      $12.496         2,007
                             2009        $12.496      $15.911           860
                             2010        $15.911      $17.088           857
                             2011        $17.088      $17.874           853
                             2012        $17.874      $20.618           850
                             2013        $20.618      $18.410            29
                             2014        $18.410      $18.536            29
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.846      $23.363         2,743
                             2006        $23.363      $31.362         3,003
                             2007        $31.362      $43.104         3,423
                             2008        $43.104      $18.246         3,351
                             2009        $18.246      $30.375         3,544
                             2010        $30.375      $35.358         2,260
                             2011        $35.358      $28.292         1,732
                             2012        $28.292      $33.178         2,722
                             2013        $33.178      $32.110           713
                             2014        $32.110      $29.992           712
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.441      $14.730        32,627
                             2006        $14.730      $17.516        33,418
                             2007        $17.516      $18.816        18,546
                             2008        $18.816      $13.084        16,281
                             2009        $13.084      $16.590        15,011
                             2010        $16.590      $18.515        13,083
                             2011        $18.515      $19.760         8,590
                             2012        $19.760      $22.351         7,686
                             2013        $22.351      $26.173         2,912
                             2014        $26.173      $26.768         2,233

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $28.041            39
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.889           119
                             2014        $15.889      $15.860             0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.245      $13.839           982
                             2006        $13.839      $14.059           977
                             2007        $14.059      $16.737           840
                             2008        $16.737      $ 8.296           662
                             2009        $ 8.296      $13.407           657
                             2010        $13.407      $16.088           652
                             2011        $16.088      $15.265         2,416
                             2012        $15.265      $17.037           644
                             2013        $17.037      $24.629             0
                             2014        $24.629      $25.570             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.502      $17.796        11,875
                             2006        $17.796      $19.007        12,553
                             2007        $19.007      $22.804         7,715
                             2008        $22.804      $11.868         7,174
                             2009        $11.868      $18.276         5,710
                             2010        $18.276      $23.657         2,678
                             2011        $23.657      $21.491         3,472
                             2012        $21.491      $22.815         2,881
                             2013        $22.815      $30.696         2,549
                             2014        $30.696      $30.592         1,368

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.764      $17.415        7,762
                             2006        $17.415      $19.061        6,740
                             2007        $19.061      $19.203        3,444
                             2008        $19.203      $11.193        2,442
                             2009        $11.193      $16.063        1,544
                             2010        $16.063      $19.894        1,521
                             2011        $19.894      $17.772        1,540
                             2012        $17.772      $19.949          868
                             2013        $19.949      $33.448          804
                             2014        $33.448      $28.194          842
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.927      $19.341        5,815
                             2006        $19.341      $26.058        5,685
                             2007        $26.058      $21.093        5,001
                             2008        $21.093      $12.785        4,609
                             2009        $12.785      $16.077        4,168
                             2010        $16.077      $20.379        3,383
                             2011        $20.379      $21.073        1,751
                             2012        $21.073      $23.842        1,731
                             2013        $23.842      $23.740        1,163
                             2014        $23.740      $30.069        1,013

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 2.0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.313      $13.621       461,462
                             2006        $13.621      $15.586       380,642
                             2007        $15.586      $15.984       239,660
                             2008        $15.984      $ 9.271       187,823
                             2009        $ 9.271      $10.914       169,365
                             2010        $10.914      $12.041       150,816
                             2011        $12.041      $12.493       125,694
                             2012        $12.493      $14.326       110,487
                             2013        $14.326      $18.859        91,335
                             2014        $18.859      $20.160        73,885
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.894      $15.172       163,917
                             2006        $15.172      $14.657       150,349
                             2007        $14.657      $16.149        96,224
                             2008        $16.149      $ 9.067        67,151
                             2009        $ 9.067      $11.783        62,198
                             2010        $11.783      $13.230        57,546
                             2011        $13.230      $13.067        47,309
                             2012        $13.067      $14.515        40,633
                             2013        $14.515      $18.986        27,896
                             2014        $18.986      $20.977        22,151
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.829        66,043
                             2006        $11.829      $15.635       138,391
                             2007        $15.635      $16.144       123,743
                             2008        $16.144      $ 7.376       114,585
                             2009        $ 7.376      $ 9.694       102,356
                             2010        $ 9.694      $ 9.889        85,660
                             2011        $ 9.889      $ 7.793        84,699
                             2012        $ 7.793      $ 8.703        73,409
                             2013        $ 8.703      $10.448        58,861
                             2014        $10.448      $ 9.559        46,804

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.124      $13.620        84,651
                             2006        $13.620      $13.237        78,333
                             2007        $13.237      $14.708        49,147
                             2008        $14.708      $ 8.657        37,492
                             2009        $ 8.657      $11.609        32,457
                             2010        $11.609      $12.472        28,850
                             2011        $12.472      $11.800        26,336
                             2012        $11.800      $13.401        24,201
                             2013        $13.401      $17.958        21,865
                             2014        $17.958      $19.996        19,895
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.791      $16.471       268,900
                             2006        $16.471      $18.399       249,260
                             2007        $18.399      $18.269       180,464
                             2008        $18.269      $11.481       118,859
                             2009        $11.481      $16.019       101,466
                             2010        $16.019      $19.835        82,113
                             2011        $19.835      $17.729        69,161
                             2012        $17.729      $20.542        59,964
                             2013        $20.542      $27.654        48,003
                             2014        $27.654      $29.468        37,428
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.911         7,567
                             2006        $10.911      $13.180        24,298
                             2007        $13.180      $15.732        27,774
                             2008        $15.732      $ 9.731        28,934
                             2009        $ 9.731      $10.473             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.691         6,734
                             2006        $10.691      $12.657        16,577
                             2007        $12.657      $11.863        13,435
                             2008        $11.863      $ 6.844        10,921
                             2009        $ 6.844      $ 8.102        29,353
                             2010        $ 8.102      $ 8.830        26,939
                             2011        $ 8.830      $ 8.310         8,403
                             2012        $ 8.310      $ 9.391         6,140
                             2013        $ 9.391      $12.537         5,071
                             2014        $12.537      $13.584         4,562

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.844       110,952
                             2006        $11.844      $12.910       223,243
                             2007        $12.910      $14.810       197,168
                             2008        $14.810      $ 8.301       169,001
                             2009        $ 8.301      $10.999       140,575
                             2010        $10.999      $12.580       130,424
                             2011        $12.580      $11.962        95,465
                             2012        $11.962      $13.588        95,279
                             2013        $13.588      $17.405        71,801
                             2014        $17.405      $19.007        70,514
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.046        32,504
                             2006        $11.046      $12.194        53,049
                             2007        $12.194      $13.340        45,699
                             2008        $13.340      $ 7.580        40,155
                             2009        $ 7.580      $ 9.417        34,028
                             2010        $ 9.417      $10.551        36,213
                             2011        $10.551      $10.461        30,648
                             2012        $10.461      $12.098        31,315
                             2013        $12.098      $15.768        32,113
                             2014        $15.768      $17.000        23,801
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.434        26,603
                             2006        $10.434      $11.331        42,013
                             2007        $11.331      $11.364        31,114
                             2008        $11.364      $ 8.320        28,711
                             2009        $ 8.320      $11.675        25,485
                             2010        $11.675      $12.981        23,344
                             2011        $12.981      $13.169        17,981
                             2012        $13.169      $14.680        11,658
                             2013        $14.680      $15.177        11,149
                             2014        $15.177      $14.979         9,320

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.062        32,158
                             2006        $12.062      $13.262        82,918
                             2007        $13.262      $14.959        59,819
                             2008        $14.959      $ 8.836        36,133
                             2009        $ 8.836      $12.078        34,095
                             2010        $12.078      $15.190        30,708
                             2011        $15.190      $13.245        23,772
                             2012        $13.245      $14.841        18,490
                             2013        $14.841      $19.723        16,304
                             2014        $19.723      $20.454        16,481
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.172         8,239
                             2007        $10.172      $10.441        15,509
                             2008        $10.441      $10.495       105,926
                             2009        $10.495      $10.314        61,696
                             2010        $10.314      $10.095        54,685
                             2011        $10.095      $ 9.876        58,475
                             2012        $ 9.876      $ 9.660        54,364
                             2013        $ 9.660      $ 9.449        27,749
                             2014        $ 9.449      $ 9.243        23,281
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.110         8,318
                             2006        $11.110      $11.432        18,843
                             2007        $11.432      $12.782        18,602
                             2008        $12.782      $ 8.087        18,607
                             2009        $ 8.087      $10.518        17,686
                             2010        $10.518      $11.953        15,958
                             2011        $11.953      $11.130        16,145
                             2012        $11.130      $11.895        19,056
                             2013        $11.895      $15.995        15,516
                             2014        $15.995      $16.600        12,710

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.652      $10.764        78,167
                             2006        $10.764      $11.515        73,151
                             2007        $11.515      $11.568        52,208
                             2008        $11.568      $ 8.669        36,816
                             2009        $ 8.669      $12.100        40,274
                             2010        $12.100      $13.404        38,350
                             2011        $13.404      $13.709        31,133
                             2012        $13.709      $15.495        27,691
                             2013        $15.495      $16.342        23,386
                             2014        $16.342      $15.980        24,643
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.194      $11.126       177,011
                             2006        $11.126      $12.868       261,557
                             2007        $12.868      $13.057       222,210
                             2008        $13.057      $ 8.984       147,196
                             2009        $ 8.984      $11.915       124,837
                             2010        $11.915      $13.131       109,967
                             2011        $13.131      $13.150        97,622
                             2012        $13.150      $14.489        90,271
                             2013        $14.489      $16.147        72,204
                             2014        $16.147      $16.523        55,942
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.335        13,238
                             2006        $11.335      $13.644        25,416
                             2007        $13.644      $14.925        28,427
                             2008        $14.925      $10.444        25,708
                             2009        $10.444      $12.597        26,403
                             2010        $12.597      $13.794        26,484
                             2011        $13.794      $13.094        24,539
                             2012        $13.094      $14.517        17,616
                             2013        $14.517      $18.120        18,255
                             2014        $18.120      $18.735        15,230

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.907      $11.795       159,178
                             2006        $11.795      $13.658       168,312
                             2007        $13.658      $13.822       155,420
                             2008        $13.822      $ 8.502       101,397
                             2009        $ 8.502      $10.482        94,109
                             2010        $10.482      $11.401        89,044
                             2011        $11.401      $11.035        69,702
                             2012        $11.035      $12.330        56,783
                             2013        $12.330      $15.469        40,978
                             2014        $15.469      $16.208        33,702
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.472      $12.363       159,191
                             2006        $12.363      $14.686       186,375
                             2007        $14.686      $16.583       147,468
                             2008        $16.583      $ 9.670       110,661
                             2009        $ 9.670      $12.962        86,751
                             2010        $12.962      $13.744        82,261
                             2011        $13.744      $12.014        67,375
                             2012        $12.014      $13.893        54,017
                             2013        $13.893      $16.710        50,469
                             2014        $16.710      $14.525        38,882
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.481        28,322
                             2006        $10.481      $12.573        32,527
                             2007        $12.573      $12.327        37,122
                             2008        $12.327      $ 7.992        29,307
                             2009        $ 7.992      $ 9.249        25,690
                             2010        $ 9.249      $10.060        19,407
                             2011        $10.060      $ 9.146        20,461
                             2012        $ 9.146      $10.656        15,733
                             2013        $10.656      $13.887        18,290
                             2014        $13.887      $15.340        14,117

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.331        43,869
                             2006        $11.331      $12.875        56,937
                             2007        $12.875      $12.926        47,948
                             2008        $12.926      $ 8.001        32,717
                             2009        $ 8.001      $10.420        27,185
                             2010        $10.420      $12.740        23,558
                             2011        $12.740      $11.667        19,988
                             2012        $11.667      $13.519        18,564
                             2013        $13.519      $17.572        16,148
                             2014        $17.572      $19.520         9,210
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.298        52,812
                             2006        $11.298      $12.407        79,751
                             2007        $12.407      $10.106        70,057
                             2008        $10.106      $ 6.539        51,695
                             2009        $ 6.539      $ 8.166        46,668
                             2010        $ 8.166      $10.393        40,834
                             2011        $10.393      $10.234        27,806
                             2012        $10.234      $11.294        24,711
                             2013        $11.294      $14.982        22,475
                             2014        $14.982      $15.669        14,437
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.226        25,852
                             2006        $11.226      $12.397        43,952
                             2007        $12.397      $11.839        43,162
                             2008        $11.839      $ 7.349        38,912
                             2009        $ 7.349      $ 8.708        34,505
                             2010        $ 8.708      $ 9.611        30,050
                             2011        $ 9.611      $ 9.781        25,644
                             2012        $ 9.781      $10.950        21,077
                             2013        $10.950      $14.728        15,775
                             2014        $14.728      $16.763         9,675

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.304      $12.955        180,627
                             2006        $12.955      $13.004        154,909
                             2007        $13.004      $14.835        105,360
                             2008        $14.835      $ 7.383         91,914
                             2009        $ 7.383      $11.962         79,520
                             2010        $11.962      $13.989         62,793
                             2011        $13.989      $12.809         47,622
                             2012        $12.809      $14.206         43,659
                             2013        $14.206      $19.425         37,957
                             2014        $19.425      $20.552         30,460
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.928      $16.376        406,828
                             2006        $16.376      $19.322        389,607
                             2007        $19.322      $20.360        256,344
                             2008        $20.360      $11.665        204,124
                             2009        $11.665      $15.878        171,970
                             2010        $15.878      $18.975        143,579
                             2011        $18.975      $18.714        124,469
                             2012        $18.714      $21.429        105,265
                             2013        $21.429      $28.072         83,055
                             2014        $28.072      $30.059         63,153
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.681      $13.468         29,969
                             2006        $13.468      $13.972         22,409
                             2007        $13.972      $15.268         14,809
                             2008        $15.268      $ 8.567         13,998
                             2009        $ 8.567      $10.116         13,428
                             2010        $10.116      $11.399          9,420
                             2011        $11.399      $10.245          8,282
                             2012        $10.245      $11.732              0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.299      $14.561      1,226,804
                             2006        $14.560      $16.530      1,091,262
                             2007        $16.529      $15.788        837,644
                             2008        $15.788      $ 9.913        623,013
                             2009        $ 9.913      $12.451        532,205
                             2010        $12.451      $14.090        461,065
                             2011        $14.090      $13.491        380,276
                             2012        $13.491      $15.692        321,060
                             2013        $15.692      $20.821        257,976
                             2014        $20.821      $22.219        212,685

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.738        71,484
                             2007        $10.738      $11.329        42,300
                             2008        $11.329      $ 7.721        22,600
                             2009        $ 7.721      $ 9.665        18,698
                             2010        $ 9.665      $10.328        17,552
                             2011        $10.328      $10.072        13,349
                             2012        $10.072      $11.192        12,280
                             2013        $11.192      $14.115        10,902
                             2014        $14.115      $14.889        10,334
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.897      $13.291       450,933
                             2006        $13.291      $14.408       393,926
                             2007        $14.408      $14.641       301,052
                             2008        $14.641      $ 9.099       215,314
                             2009        $ 9.099      $11.030       187,716
                             2010        $11.030      $11.889       170,640
                             2011        $11.889      $11.622       145,389
                             2012        $11.622      $13.455       132,529
                             2013        $13.455      $17.209       115,495
                             2014        $17.209      $18.943        95,373
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.599      $13.234       244,369
                             2006        $13.234      $14.573       249,684
                             2007        $14.573      $14.731       205,573
                             2008        $14.731      $11.140       135,805
                             2009        $11.140      $13.347       127,716
                             2010        $13.347      $14.625       114,346
                             2011        $14.625      $14.120       119,101
                             2012        $14.120      $15.520       101,411
                             2013        $15.520      $18.958        87,952
                             2014        $18.958      $20.169        78,268
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.596        35,488
                             2012        $11.596      $12.862        30,806
                             2013        $12.862      $15.380        28,063
                             2014        $15.380      $15.116        22,511

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.457      $15.014       165,660
                             2006        $15.014      $17.859       108,014
                             2007        $17.859      $18.647        74,726
                             2008        $18.647      $10.745        58,340
                             2009        $10.745      $12.203        46,846
                             2010        $12.203      $13.354        41,410
                             2011        $13.354      $14.370             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.782      $14.792       680,044
                             2006        $14.792      $16.780       576,441
                             2007        $16.780      $16.825       423,444
                             2008        $16.825      $11.155       308,714
                             2009        $11.155      $13.541       270,755
                             2010        $13.541      $14.860       244,942
                             2011        $14.860      $14.206       198,974
                             2012        $14.206      $15.888       175,076
                             2013        $15.888      $20.788       147,253
                             2014        $20.788      $22.359       121,644
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.804        42,714
                             2014        $17.804      $17.691        41,254
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.069      $12.033       254,332
                             2006        $12.033      $12.830       195,795
                             2007        $12.830      $13.037       132,897
                             2008        $13.037      $ 9.794        78,759
                             2009        $ 9.794      $13.820        70,244
                             2010        $13.820      $14.863        60,481
                             2011        $14.863      $14.779        54,098
                             2012        $14.779      $17.129        45,799
                             2013        $17.129      $17.627             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.556      $13.106       246,343
                             2006        $13.106      $14.610       190,453
                             2007        $14.610      $14.697       114,959
                             2008        $14.697      $10.574        36,377
                             2009        $10.574      $12.917        27,690
                             2010        $12.917      $14.168        25,632
                             2011        $14.168      $15.042             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.860        17,690
                             2012        $ 7.860      $ 8.860        14,238
                             2013        $ 8.860      $10.288        11,885
                             2014        $10.288      $10.072        11,158
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.760      $11.290        42,211
                             2006        $11.290      $12.256        28,002
                             2007        $12.256      $13.099        25,004
                             2008        $13.099      $ 9.137        17,701
                             2009        $ 9.137      $11.605        17,271
                             2010        $11.605      $12.915        17,035
                             2011        $12.915      $11.811        16,517
                             2012        $11.811      $12.779        15,769
                             2013        $12.779      $16.057         4,648
                             2014        $16.057      $16.360         4,427
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.368      $15.616        51,588
                             2006        $15.616      $16.027        41,853
                             2007        $16.027      $18.433        30,347
                             2008        $18.433      $ 9.585        26,141
                             2009        $ 9.585      $14.660        27,036
                             2010        $14.660      $18.250        23,467
                             2011        $18.250      $16.180        24,045
                             2012        $16.180      $17.664        21,108
                             2013        $17.664      $23.602        15,298
                             2014        $23.602      $24.861        11,665

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $12.988      $13.268      1,117,999
                             2006        $13.268      $14.953        755,774
                             2007        $14.953      $15.355        542,826
                             2008        $15.355      $ 9.421        424,571
                             2009        $ 9.421      $11.617        383,005
                             2010        $11.617      $13.020        336,174
                             2011        $13.020      $12.931        304,464
                             2012        $12.931      $14.609        255,809
                             2013        $14.609      $18.798        196,834
                             2014        $18.798      $20.768        164,246
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.924      $14.359        134,196
                             2006        $14.359      $15.863        115,549
                             2007        $15.863      $15.725         89,265
                             2008        $15.725      $ 7.397         83,058
                             2009        $ 7.397      $10.689         67,911
                             2010        $10.689      $11.181         60,305
                             2011        $11.181      $10.565         54,114
                             2012        $10.565      $12.158         43,890
                             2013        $12.158      $15.848         37,884
                             2014        $15.848      $16.491         29,884
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.695         12,462
                             2007        $10.695      $11.951         16,415
                             2008        $11.951      $ 6.017         21,446
                             2009        $ 6.017      $ 8.036         18,506
                             2010        $ 8.036      $ 8.638         18,360
                             2011        $ 8.638      $ 9.388              0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.453      $15.048         79,540
                             2006        $15.048      $17.668         63,188
                             2007        $17.668      $20.742         40,381
                             2008        $20.742      $13.501         27,248
                             2009        $13.501      $15.693         21,853
                             2010        $15.693      $16.385         17,479
                             2011        $16.385      $18.562         12,845
                             2012        $18.562      $21.502         11,422
                             2013        $21.502      $24.721          9,080
                             2014        $24.721      $26.094              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.377      $16.058        64,320
                             2006        $16.058      $16.908        66,199
                             2007        $16.908      $19.741        43,043
                             2008        $19.741      $ 9.847        35,522
                             2009        $ 9.847      $16.283        28,917
                             2010        $16.283      $20.024        23,471
                             2011        $20.024      $18.099        21,292
                             2012        $18.099      $19.758        20,390
                             2013        $19.758      $20.924             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.877      $14.708       143,222
                             2006        $14.708      $18.685       122,372
                             2007        $18.685      $21.078        70,122
                             2008        $21.078      $11.783        48,437
                             2009        $11.783      $14.684        42,739
                             2010        $14.684      $15.362        33,381
                             2011        $15.362      $13.546        29,089
                             2012        $13.546      $15.654        25,059
                             2013        $15.654      $19.477        21,443
                             2014        $19.477      $17.266        18,072
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.757      $14.323        31,446
                             2006        $14.323      $16.581        27,626
                             2007        $16.581      $18.922        22,449
                             2008        $18.922      $10.371        11,269
                             2009        $10.371      $ 9.888             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.532      $10.619       747,610
                             2006        $10.619      $10.942       759,383
                             2007        $10.942      $11.314       539,224
                             2008        $11.314      $10.058       381,679
                             2009        $10.058      $12.031       341,686
                             2010        $12.031      $12.828       305,259
                             2011        $12.828      $13.139       254,012
                             2012        $13.139      $14.627       202,819
                             2013        $14.627      $14.423       187,358
                             2014        $14.423      $15.151       149,728

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.853      $ 9.783       724,367
                             2006        $ 9.783      $ 9.955       630,265
                             2007        $ 9.955      $10.008       441,319
                             2008        $10.008      $ 8.300       315,812
                             2009        $ 8.300      $ 8.569       276,457
                             2010        $ 8.569      $ 8.567       243,713
                             2011        $ 8.567      $ 8.586       208,390
                             2012        $ 8.586      $ 8.653       194,924
                             2013        $ 8.653      $ 8.472       168,287
                             2014        $ 8.472      $ 8.356       145,575
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.719      $ 9.747       515,426
                             2006        $ 9.747      $ 9.950       471,801
                             2007        $ 9.950      $10.185       344,013
                             2008        $10.185      $10.180       435,889
                             2009        $10.180      $ 9.959       275,219
                             2010        $ 9.959      $ 9.742       248,763
                             2011        $ 9.742      $ 9.530       246,563
                             2012        $ 9.530      $ 9.321       256,923
                             2013        $ 9.321      $ 9.118       184,537
                             2014        $ 9.118      $ 8.919       156,173
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.808      $14.771       364,651
                             2006        $14.771      $15.014       321,931
                             2007        $15.014      $17.509       210,705
                             2008        $17.509      $ 8.948       193,466
                             2009        $ 8.948      $14.953       143,445
                             2010        $14.953      $18.637       121,747
                             2011        $18.637      $16.960       103,575
                             2012        $16.960      $18.594        95,231
                             2013        $18.594      $27.348        99,247
                             2014        $27.348      $28.206        85,606

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.882      $13.617       485,883
                             2006        $13.617      $15.284       477,887
                             2007        $15.284      $16.199       405,124
                             2008        $16.199      $12.010       365,529
                             2009        $12.010      $14.030       327,584
                             2010        $14.030      $14.615       309,324
                             2011        $14.615      $13.133       252,241
                             2012        $13.133      $13.702       224,300
                             2013        $13.702      $14.557             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.458         1,900
                             2007        $ 9.458      $11.391         2,207
                             2008        $11.391      $ 6.255         3,428
                             2009        $ 6.255      $ 8.664        15,674
                             2010        $ 8.664      $10.530        15,488
                             2011        $10.530      $ 9.523        18,575
                             2012        $ 9.523      $ 9.791        17,229
                             2013        $ 9.791      $ 8.167        16,587
                             2014        $ 8.167      $ 6.501        13,459
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.666             0
                             2007        $10.666      $11.029           158
                             2008        $11.029      $ 9.206           156
                             2009        $ 9.206      $11.747         6,709
                             2010        $11.747      $12.874         8,503
                             2011        $12.874      $13.376         8,532
                             2012        $13.376      $15.405         3,778
                             2013        $15.405      $14.006         4,302
                             2014        $14.006      $13.892         3,300
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.084         9,624
                             2007        $10.084      $10.905        59,629
                             2008        $10.905      $ 9.905        20,223
                             2009        $ 9.905      $11.459        32,937
                             2010        $11.459      $12.105        54,777
                             2011        $12.105      $13.210        54,787
                             2012        $13.210      $14.037        39,502
                             2013        $14.037      $12.451        30,234
                             2014        $12.451      $12.543         6,416

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.265        51,878
                             2007        $10.265      $10.908        88,914
                             2008        $10.908      $11.173        64,994
                             2009        $11.173      $12.453       108,203
                             2010        $12.453      $13.157       116,974
                             2011        $13.157      $13.321       108,790
                             2012        $13.321      $14.265        80,018
                             2013        $14.265      $13.665        68,836
                             2014        $13.665      $13.924        39,107
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.847        35,687
                             2010        $ 7.847      $ 8.643        29,714
                             2011        $ 8.643      $ 8.617        34,408
                             2012        $ 8.617      $10.054        28,423
                             2013        $10.054      $13.022        23,217
                             2014        $13.022      $14.350        14,357
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.931      $12.137        88,473
                             2006        $12.137      $13.287        43,643
                             2007        $13.287      $13.119        30,728
                             2008        $13.119      $ 7.606         8,110
                             2009        $ 7.606      $ 9.346         7,592
                             2010        $ 9.346      $10.131         5,567
                             2011        $10.131      $10.184         4,512
                             2012        $10.184      $11.209         4,480
                             2013        $11.209      $12.947         3,637
                             2014        $12.947      $14.016         4,324
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.306      $13.695        41,400
                             2006        $13.695      $15.528        35,746
                             2007        $15.528      $14.269        26,324
                             2008        $14.269      $ 8.555        17,931
                             2009        $ 8.555      $10.863        16,122
                             2010        $10.863      $12.152        14,260
                             2011        $12.152      $11.335        12,468
                             2012        $11.335      $13.208        10,960
                             2013        $13.208      $17.528        24,098
                             2014        $17.528      $18.984         8,517

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.333      $15.730       216,306
                             2006        $15.730      $19.651       196,507
                             2007        $19.651      $20.827       148,946
                             2008        $20.827      $11.417       119,418
                             2009        $11.417      $13.918       108,889
                             2010        $13.918      $14.978       100,114
                             2011        $14.978      $12.169        93,347
                             2012        $12.169      $14.511        79,992
                             2013        $14.511      $18.177        58,179
                             2014        $18.177      $16.574        48,584
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.342      $14.199        12,693
                             2006        $14.199      $15.825         9,295
                             2007        $15.825      $14.676         4,661
                             2008        $14.676      $ 8.678         3,060
                             2009        $ 8.678      $11.104         2,294
                             2010        $11.104      $12.373         1,935
                             2011        $12.373      $12.107         1,913
                             2012        $12.107      $13.834           664
                             2013        $13.834      $18.285           653
                             2014        $18.285      $20.372           151
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.881        22,360
                             2006        $10.881      $12.348        41,591
                             2007        $12.348      $11.485        39,361
                             2008        $11.485      $ 6.206        42,879
                             2009        $ 6.206      $ 5.838             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $11.999      $12.405       143,701
                             2006        $12.405      $12.794       138,122
                             2007        $12.794      $13.203       108,797
                             2008        $13.203      $ 8.131        90,319
                             2009        $ 8.131      $13.035        89,941
                             2010        $13.035      $15.402        59,189
                             2011        $15.402      $12.376        65,292
                             2012        $12.376      $13.827        59,286
                             2013        $13.827      $19.437        47,835
                             2014        $19.437      $20.860        37,098

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.113      $13.286        95,129
                             2006        $13.286      $14.400        77,686
                             2007        $14.400      $14.984        53,383
                             2008        $14.984      $12.460        36,335
                             2009        $12.460      $15.857        32,153
                             2010        $15.857      $17.021        26,798
                             2011        $17.021      $17.795        18,813
                             2012        $17.795      $20.516        16,523
                             2013        $20.516      $18.310        14,470
                             2014        $18.310      $18.426        12,754
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.831      $23.331        70,168
                             2006        $23.331      $31.304        65,118
                             2007        $31.304      $43.002        40,744
                             2008        $43.002      $18.193        26,507
                             2009        $18.193      $30.272        25,846
                             2010        $30.272      $35.220        24,049
                             2011        $35.220      $28.167        18,434
                             2012        $28.167      $33.015        14,454
                             2013        $33.015      $31.936        12,020
                             2014        $31.936      $29.813        11,934
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.430      $14.710       427,400
                             2006        $14.710      $17.484       413,409
                             2007        $17.484      $18.771       298,219
                             2008        $18.771      $13.046       205,327
                             2009        $13.046      $16.533       183,166
                             2010        $16.533      $18.443       152,270
                             2011        $18.443      $19.672       116,845
                             2012        $19.672      $22.240        97,506
                             2013        $22.240      $26.031        76,625
                             2014        $26.031      $26.609        57,745

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $27.875         8,519
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.803       150,973
                             2014        $15.803      $15.765       139,235
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.234      $13.820       120,983
                             2006        $13.820      $14.033        85,592
                             2007        $14.033      $16.697        48,104
                             2008        $16.697      $ 8.272        35,334
                             2009        $ 8.272      $13.362        27,584
                             2010        $13.362      $16.025        25,332
                             2011        $16.025      $15.198        18,783
                             2012        $15.198      $16.953        15,869
                             2013        $16.953      $24.496        11,003
                             2014        $24.496      $25.418        10,834
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.489      $17.772       207,828
                             2006        $17.772      $18.972       192,692
                             2007        $18.972      $22.750        97,054
                             2008        $22.750      $11.833        79,767
                             2009        $11.833      $18.214        65,144
                             2010        $18.214      $23.565        59,564
                             2011        $23.565      $21.396        49,693
                             2012        $21.396      $22.703        43,932
                             2013        $22.703      $30.529        38,197
                             2014        $30.529      $30.410        33,536

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.751      $17.392       142,099
                             2006        $17.392      $19.025       124,747
                             2007        $19.025      $19.158        87,167
                             2008        $19.158      $11.161        72,438
                             2009        $11.161      $16.008        65,891
                             2010        $16.008      $19.816        55,682
                             2011        $19.816      $17.694        47,970
                             2012        $17.694      $19.851        40,176
                             2013        $19.851      $33.266        33,635
                             2014        $33.266      $28.027        31,846
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.912      $19.314       234,012
                             2006        $19.314      $26.009       195,147
                             2007        $26.009      $21.043       136,277
                             2008        $21.043      $12.748        93,838
                             2009        $12.748      $16.022        88,942
                             2010        $16.022      $20.299        77,263
                             2011        $20.299      $20.979        54,871
                             2012        $20.979      $23.724        45,438
                             2013        $23.724      $23.611        39,194
                             2014        $23.611      $29.891        31,700

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND
            THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.05

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.302      $13.602        12,085
                             2006        $13.602      $15.557         7,522
                             2007        $15.557      $15.946         6,038
                             2008        $15.946      $ 9.245         2,605
                             2009        $ 9.245      $10.876         2,274
                             2010        $10.876      $11.994         2,003
                             2011        $11.994      $12.438         1,781
                             2012        $12.438      $14.255           673
                             2013        $14.255      $18.757           636
                             2014        $18.757      $20.040           479
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.883      $15.152        11,428
                             2006        $15.152      $14.629         6,525
                             2007        $14.629      $16.111         5,189
                             2008        $16.111      $ 9.040         2,170
                             2009        $ 9.040      $11.743         2,048
                             2010        $11.743      $13.179         1,949
                             2011        $13.179      $13.009         8,128
                             2012        $13.009      $14.444         7,884
                             2013        $14.444      $18.882         6,840
                             2014        $18.882      $20.853         6,257
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.825        11,641
                             2006        $11.825      $15.621        10,084
                             2007        $15.621      $16.122        10,462
                             2008        $16.122      $ 7.363        29,728
                             2009        $ 7.363      $ 9.671        25,423
                             2010        $ 9.671      $ 9.861        27,239
                             2011        $ 9.861      $ 7.766         6,128
                             2012        $ 7.766      $ 8.669         6,049
                             2013        $ 8.669      $10.402         5,731
                             2014        $10.402      $ 9.512         9,353

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.114      $13.601        14,430
                             2006        $13.601      $13.212        11,757
                             2007        $13.212      $14.673         8,853
                             2008        $14.673      $ 8.632         2,465
                             2009        $ 8.632      $11.570             0
                             2010        $11.570      $12.423             0
                             2011        $12.423      $11.748             0
                             2012        $11.748      $13.335             0
                             2013        $13.335      $17.860             0
                             2014        $17.860      $19.877             0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.778      $16.448        20,816
                             2006        $16.448      $18.365        17,820
                             2007        $18.365      $18.225        14,932
                             2008        $18.225      $11.447        11,911
                             2009        $11.447      $15.965         4,732
                             2010        $15.965      $19.757         4,337
                             2011        $19.757      $17.650         3,312
                             2012        $17.650      $20.441         2,982
                             2013        $20.441      $27.504         2,170
                             2014        $27.504      $29.293         3,371
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.907        12,280
                             2006        $10.907      $13.169        11,694
                             2007        $13.169      $15.710        11,642
                             2008        $15.710      $ 9.713         5,754
                             2009        $ 9.713      $10.449             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.687         1,019
                             2006        $10.687      $12.646         1,638
                             2007        $12.646      $11.846         2,368
                             2008        $11.846      $ 6.831         2,667
                             2009        $ 6.831      $ 8.083         2,634
                             2010        $ 8.083      $ 8.804         2,603
                             2011        $ 8.804      $ 8.282         2,661
                             2012        $ 8.282      $ 9.354         2,602
                             2013        $ 9.354      $12.482         2,337
                             2014        $12.482      $13.517         2,074
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.840        10,277
                             2006        $11.840      $12.899        17,785
                             2007        $12.899      $14.790        16,723
                             2008        $14.790      $ 8.286        14,440
                             2009        $ 8.286      $10.973        14,417
                             2010        $10.973      $12.543        11,825
                             2011        $12.543      $11.922         8,909
                             2012        $11.922      $13.535         8,585
                             2013        $13.535      $17.328         8,096
                             2014        $17.328      $18.914         5,710
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.042         4,301
                             2006        $11.042      $12.184         8,324
                             2007        $12.184      $13.321         7,088
                             2008        $13.321      $ 7.566        11,164
                             2009        $ 7.566      $ 9.395         8,624
                             2010        $ 9.395      $10.521         8,096
                             2011        $10.521      $10.425         1,413
                             2012        $10.425      $12.051         1,039
                             2013        $12.051      $15.699         1,006
                             2014        $15.699      $16.917           999
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.430        10,513
                             2006        $10.430      $11.322        10,306
                             2007        $11.322      $11.348        10,120
                             2008        $11.348      $ 8.305         8,137
                             2009        $ 8.305      $11.648         6,803
                             2010        $11.648      $12.944         6,527
                             2011        $12.944      $13.125         6,031
                             2012        $13.125      $14.623         5,932
                             2013        $14.623      $15.110         6,248
                             2014        $15.110      $14.905         4,418

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.058         7,502
                             2006        $12.058      $13.251        11,283
                             2007        $13.251      $14.939        10,302
                             2008        $14.939      $ 8.820         6,922
                             2009        $ 8.820      $12.050         4,647
                             2010        $12.050      $15.146         4,136
                             2011        $15.146      $13.200        11,827
                             2012        $13.200      $14.783        11,629
                             2013        $14.783      $19.636         7,514
                             2014        $19.636      $20.353         9,937
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.168            31
                             2007        $10.168      $10.432            31
                             2008        $10.432      $10.481         7,690
                             2009        $10.481      $10.295         4,106
                             2010        $10.295      $10.071         3,436
                             2011        $10.071      $ 9.847        15,321
                             2012        $ 9.847      $ 9.627        13,943
                             2013        $ 9.627      $ 9.412        14,417
                             2014        $ 9.412      $ 9.202        13,065
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.106             0
                             2006        $11.106      $11.423            64
                             2007        $11.423      $12.764            59
                             2008        $12.764      $ 8.072         6,727
                             2009        $ 8.072      $10.492         6,593
                             2010        $10.492      $11.919         6,418
                             2011        $11.919      $11.093            30
                             2012        $11.093      $11.848            26
                             2013        $11.848      $15.924             0
                             2014        $15.924      $16.518             0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.648      $10.755         4,976
                             2006        $10.755      $11.500         4,622
                             2007        $11.500      $11.546           882
                             2008        $11.546      $ 8.648           312
                             2009        $ 8.648      $12.065           446
                             2010        $12.065      $13.359           219
                             2011        $13.359      $13.656            88
                             2012        $13.656      $15.426             0
                             2013        $15.426      $16.261             0
                             2014        $16.261      $15.893             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.191      $11.116         9,823
                             2006        $11.116      $12.850        80,733
                             2007        $12.850      $13.033        67,912
                             2008        $13.033      $ 8.962        31,391
                             2009        $ 8.962      $11.880        29,821
                             2010        $11.880      $13.086        26,877
                             2011        $13.086      $13.099        21,132
                             2012        $13.099      $14.425        16,003
                             2013        $14.425      $16.068        11,683
                             2014        $16.068      $16.433         9,903
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.331         1,399
                             2006        $11.331      $13.632         1,392
                             2007        $13.632      $14.904         1,386
                             2008        $14.904      $10.424             0
                             2009        $10.424      $12.567             0
                             2010        $12.567      $13.755             0
                             2011        $13.755      $13.049             0
                             2012        $13.049      $14.460             0
                             2013        $14.460      $18.040             0
                             2014        $18.040      $18.643             0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.903      $11.785         6,896
                             2006        $11.785      $13.639         7,198
                             2007        $13.639      $13.796         6,946
                             2008        $13.796      $ 8.482         8,189
                             2009        $ 8.482      $10.452         6,664
                             2010        $10.452      $11.362         6,534
                             2011        $11.362      $10.992         4,085
                             2012        $10.992      $12.276         3,889
                             2013        $12.276      $15.393         3,383
                             2014        $15.393      $16.119         5,288
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.468      $12.352        45,135
                             2006        $12.352      $14.666        45,428
                             2007        $14.666      $16.552        41,219
                             2008        $16.552      $ 9.647        30,388
                             2009        $ 9.647      $12.925        18,813
                             2010        $12.925      $13.698        17,907
                             2011        $13.698      $11.967        16,445
                             2012        $11.967      $13.831        13,782
                             2013        $13.831      $16.628        15,092
                             2014        $16.628      $14.446        17,746

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.478         7,540
                             2006        $10.478      $12.562         7,686
                             2007        $12.562      $12.311         6,986
                             2008        $12.311      $ 7.977         7,811
                             2009        $ 7.977      $ 9.227         7,365
                             2010        $ 9.227      $10.030         7,319
                             2011        $10.030      $ 9.115         3,892
                             2012        $ 9.115      $10.615         3,663
                             2013        $10.615      $13.825         3,087
                             2014        $13.825      $15.264         4,241
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.327        11,794
                             2006        $11.327      $12.865        11,607
                             2007        $12.865      $12.909        11,448
                             2008        $12.909      $ 7.986         7,153
                             2009        $ 7.986      $10.395         5,081
                             2010        $10.395      $12.703         3,416
                             2011        $12.703      $11.628         3,001
                             2012        $11.628      $13.466         2,625
                             2013        $13.466      $17.494         2,600
                             2014        $17.494      $19.423         2,576
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.294        12,293
                             2006        $11.294      $12.396        15,206
                             2007        $12.396      $10.092        13,251
                             2008        $10.092      $ 6.527         9,801
                             2009        $ 6.527      $ 8.146        10,726
                             2010        $ 8.146      $10.363         9,863
                             2011        $10.363      $10.200         6,045
                             2012        $10.200      $11.250         6,016
                             2013        $11.250      $14.916         5,694
                             2014        $14.916      $15.592         6,561
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.222         7,181
                             2006        $11.222      $12.386         7,376
                             2007        $12.386      $11.823         7,422
                             2008        $11.823      $ 7.335        13,811
                             2009        $ 7.335      $ 8.687        12,873
                             2010        $ 8.687      $ 9.583        12,748
                             2011        $ 9.583      $ 9.748         2,569
                             2012        $ 9.748      $10.907         2,519
                             2013        $10.907      $14.663         2,051
                             2014        $14.663      $16.681         3,564

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.294      $12.937        10,919
                             2006        $12.937      $12.980        10,090
                             2007        $12.980      $14.800         9,773
                             2008        $14.800      $ 7.362         7,407
                             2009        $ 7.362      $11.921         6,874
                             2010        $11.921      $13.934         4,648
                             2011        $13.934      $12.752         3,475
                             2012        $12.752      $14.136         2,759
                             2013        $14.136      $19.319         2,045
                             2014        $19.319      $20.429         4,247
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.916      $16.354        18,922
                             2006        $16.354      $19.286        16,702
                             2007        $19.286      $20.312        13,754
                             2008        $20.312      $11.631        17,501
                             2009        $11.631      $15.824        14,213
                             2010        $15.824      $18.901        12,827
                             2011        $18.901      $18.631         2,491
                             2012        $18.631      $21.323         2,407
                             2013        $21.323      $27.919         1,632
                             2014        $27.919      $29.880            62
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.670      $13.450         4,768
                             2006        $13.450      $13.946         4,768
                             2007        $13.946      $15.231         4,351
                             2008        $15.231      $ 8.543         4,351
                             2009        $ 8.543      $10.082         4,351
                             2010        $10.082      $11.355         4,351
                             2011        $11.355      $10.200             0
                             2012        $10.200      $11.678             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.286      $14.541       105,491
                             2006        $14.541      $16.498       105,033
                             2007        $16.498      $15.751        90,558
                             2008        $15.751      $ 9.885        66,246
                             2009        $ 9.885      $12.408        46,632
                             2010        $12.408      $14.035        41,038
                             2011        $14.035      $13.432        22,158
                             2012        $13.432      $15.615        18,882
                             2013        $15.615      $20.708        17,298
                             2014        $20.708      $22.086        14,129

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734         1,536
                             2007        $10.734      $11.319         1,534
                             2008        $11.319      $ 7.710         1,091
                             2009        $ 7.710      $ 9.647           331
                             2010        $ 9.647      $10.303           329
                             2011        $10.303      $10.043           328
                             2012        $10.043      $11.154             0
                             2013        $11.154      $14.060             0
                             2014        $14.060      $14.823             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.886      $13.273        15,708
                             2006        $13.273      $14.381        10,232
                             2007        $14.381      $14.606        10,339
                             2008        $14.606      $ 9.073           545
                             2009        $ 9.073      $10.992           541
                             2010        $10.992      $11.843           539
                             2011        $11.843      $11.571           536
                             2012        $11.571      $13.389            75
                             2013        $13.389      $17.116            75
                             2014        $17.116      $18.830            74
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.589      $13.216         5,120
                             2006        $13.216      $14.545        43,423
                             2007        $14.545      $14.696        30,306
                             2008        $14.696      $11.108         8,544
                             2009        $11.108      $13.301         7,693
                             2010        $13.301      $14.568         6,130
                             2011        $14.568      $14.057         4,214
                             2012        $14.057      $15.444         1,610
                             2013        $15.444      $18.855         1,322
                             2014        $18.855      $20.049         1,093
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.545           391
                             2012        $11.545      $12.799           310
                             2013        $12.799      $15.297           295
                             2014        $15.297      $15.026           282

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.445      $14.994        10,113
                             2006        $14.994      $17.826         9,204
                             2007        $17.826      $18.603         8,357
                             2008        $18.603      $10.714         4,413
                             2009        $10.714      $12.161         3,522
                             2010        $12.161      $13.302         3,034
                             2011        $13.302      $14.311             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.771      $14.772        23,079
                             2006        $14.772      $16.749        16,168
                             2007        $16.749      $16.784        15,623
                             2008        $16.784      $11.123         7,971
                             2009        $11.123      $13.495         7,055
                             2010        $13.495      $14.802         6,089
                             2011        $14.802      $14.144         4,888
                             2012        $14.144      $15.810         4,854
                             2013        $15.810      $20.675         3,886
                             2014        $20.675      $22.226         3,141
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.707           315
                             2014        $17.707      $17.585             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.059      $12.016         8,858
                             2006        $12.016      $12.806         8,284
                             2007        $12.806      $13.006         3,738
                             2008        $13.006      $ 9.765         2,259
                             2009        $ 9.765      $13.773         2,142
                             2010        $13.773      $14.805         2,079
                             2011        $14.805      $14.714           319
                             2012        $14.714      $17.045           300
                             2013        $17.045      $17.537             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.546      $13.088        19,845
                             2006        $13.088      $14.582        17,358
                             2007        $14.582      $14.662        11,805
                             2008        $14.662      $10.543         1,366
                             2009        $10.543      $12.873         1,359
                             2010        $12.873      $14.113         1,079
                             2011        $14.113      $14.980             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.837            61
                             2012        $ 7.837      $ 8.830            49
                             2013        $ 8.830      $10.248             0
                             2014        $10.248      $10.027             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.756      $11.280         3,654
                             2006        $11.280      $12.239         3,182
                             2007        $12.239      $13.074         1,559
                             2008        $13.074      $ 9.116         1,550
                             2009        $ 9.116      $11.572         1,538
                             2010        $11.572      $12.871         1,037
                             2011        $12.871      $11.765           847
                             2012        $11.765      $12.722           248
                             2013        $12.722      $15.978           246
                             2014        $15.978      $16.271         4,756
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.356      $15.595        11,628
                             2006        $15.595      $15.997         9,940
                             2007        $15.997      $18.389         8,119
                             2008        $18.389      $ 9.557         2,872
                             2009        $ 9.557      $14.610           659
                             2010        $14.610      $18.178           654
                             2011        $18.178      $16.108           649
                             2012        $16.108      $17.577           644
                             2013        $17.577      $23.474             0
                             2014        $23.474      $24.713             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $12.977      $13.250        33,979
                             2006        $13.250      $14.925        32,961
                             2007        $14.925      $15.319        28,047
                             2008        $15.319      $ 9.394        27,000
                             2009        $ 9.394      $11.577        22,812
                             2010        $11.577      $12.969        22,142
                             2011        $12.969      $12.873         3,854
                             2012        $12.873      $14.537         4,311
                             2013        $14.537      $18.696         4,005
                             2014        $18.696      $20.645           820

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.912      $14.339        23,287
                             2006        $14.339      $15.833        20,804
                             2007        $15.833      $15.688        17,932
                             2008        $15.688      $ 7.376        10,269
                             2009        $ 7.376      $10.653         5,400
                             2010        $10.653      $11.137         3,151
                             2011        $11.137      $10.519           620
                             2012        $10.519      $12.098           415
                             2013        $12.098      $15.762           365
                             2014        $15.762      $16.393           172
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.691            97
                             2007        $10.691      $11.941            91
                             2008        $11.941      $ 6.009        11,918
                             2009        $ 6.009      $ 8.021        11,594
                             2010        $ 8.021      $ 8.617        11,872
                             2011        $ 8.617      $ 9.364             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.442      $15.028        12,371
                             2006        $15.028      $17.635        11,863
                             2007        $17.635      $20.692         9,179
                             2008        $20.692      $13.462         6,192
                             2009        $13.462      $15.639         1,479
                             2010        $15.639      $16.321         1,065
                             2011        $16.321      $18.480           116
                             2012        $18.480      $21.396           115
                             2013        $21.396      $24.586           115
                             2014        $24.586      $25.948             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.365      $16.036         3,667
                             2006        $16.036      $16.876         3,646
                             2007        $16.876      $19.694         3,626
                             2008        $19.694      $ 9.818         3,597
                             2009        $ 9.818      $16.227         3,569
                             2010        $16.227      $19.946         1,886
                             2011        $19.946      $18.019           260
                             2012        $18.019      $19.660           257
                             2013        $19.660      $20.817             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.865      $14.688         1,571
                             2006        $14.688      $18.650             0
                             2007        $18.650      $21.028             0
                             2008        $21.028      $11.749             0
                             2009        $11.749      $14.634             0
                             2010        $14.634      $15.302             0
                             2011        $15.302      $13.486             0
                             2012        $13.486      $15.577             0
                             2013        $15.577      $19.371             0
                             2014        $19.371      $17.163             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.745      $14.304           691
                             2006        $14.304      $16.550           690
                             2007        $16.550      $18.877           689
                             2008        $18.877      $10.341           541
                             2009        $10.341      $ 9.858             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.523      $10.604        94,990
                             2006        $10.604      $10.921        95,172
                             2007        $10.921      $11.287        91,019
                             2008        $11.287      $10.029        59,160
                             2009        $10.029      $11.990        56,573
                             2010        $11.990      $12.778        56,049
                             2011        $12.778      $13.081        40,673
                             2012        $13.081      $14.555        38,684
                             2013        $14.555      $14.344        37,815
                             2014        $14.344      $15.061        16,844
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.845      $ 9.770         8,582
                             2006        $ 9.770      $ 9.936         2,459
                             2007        $ 9.936      $ 9.985         1,924
                             2008        $ 9.985      $ 8.275         1,156
                             2009        $ 8.275      $ 8.540         1,150
                             2010        $ 8.540      $ 8.534         1,144
                             2011        $ 8.534      $ 8.548         1,138
                             2012        $ 8.548      $ 8.611             0
                             2013        $ 8.611      $ 8.426             0
                             2014        $ 8.426      $ 8.306             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.710      $ 9.734        41,547
                             2006        $ 9.734      $ 9.931        44,799
                             2007        $ 9.931      $10.160        40,630
                             2008        $10.160      $10.151        33,128
                             2009        $10.151      $ 9.925        29,829
                             2010        $ 9.925      $ 9.703        32,170
                             2011        $ 9.703      $ 9.488        17,880
                             2012        $ 9.488      $ 9.275        18,925
                             2013        $ 9.275      $ 9.069        20,808
                             2014        $ 9.069      $ 8.866         6,982
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.797      $14.751        12,036
                             2006        $14.751      $14.986        10,997
                             2007        $14.986      $17.467        10,684
                             2008        $17.467      $ 8.922         5,432
                             2009        $ 8.922      $14.902         3,561
                             2010        $14.902      $18.564         3,236
                             2011        $18.564      $16.885         2,837
                             2012        $16.885      $18.502         2,879
                             2013        $18.502      $27.199         2,585
                             2014        $27.199      $28.038         2,070
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.871      $13.598        15,521
                             2006        $13.598      $15.255        13,744
                             2007        $15.255      $16.161        13,586
                             2008        $16.161      $11.975        11,735
                             2009        $11.975      $13.982         6,828
                             2010        $13.982      $14.558         6,604
                             2011        $14.558      $13.075         5,665
                             2012        $13.075      $13.635         3,611
                             2013        $13.635      $14.483             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.455             0
                             2007        $ 9.455      $11.381           489
                             2008        $11.381      $ 6.247             0
                             2009        $ 6.247      $ 8.648             0
                             2010        $ 8.648      $10.505             0
                             2011        $10.505      $ 9.495             0
                             2012        $ 9.495      $ 9.758             0
                             2013        $ 9.758      $ 8.135             0
                             2014        $ 8.135      $ 6.472             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.663         1,285
                             2007        $10.663      $11.020           815
                             2008        $11.020      $ 9.193             0
                             2009        $ 9.193      $11.724            64
                             2010        $11.724      $12.844           100
                             2011        $12.844      $13.337         2,446
                             2012        $13.337      $15.353         2,334
                             2013        $15.353      $13.952         5,595
                             2014        $13.952      $13.831         5,648
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.080             0
                             2007        $10.080      $10.895        40,646
                             2008        $10.895      $ 9.891        18,427
                             2009        $ 9.891      $11.437        14,262
                             2010        $11.437      $12.076         9,224
                             2011        $12.076      $13.172        11,906
                             2012        $13.172      $13.989         9,524
                             2013        $13.989      $12.403        11,155
                             2014        $12.403      $12.487        11,142
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.262           122
                             2007        $10.262      $10.899        44,356
                             2008        $10.899      $11.157        22,527
                             2009        $11.157      $12.430        22,492
                             2010        $12.430      $13.125        16,841
                             2011        $13.125      $13.282         6,414
                             2012        $13.282      $14.216         4,247
                             2013        $14.216      $13.612             0
                             2014        $13.612      $13.862             0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.828        17,252
                             2010        $ 7.828      $ 8.618        16,063
                             2011        $ 8.618      $ 8.587         5,114
                             2012        $ 8.587      $10.015         3,746
                             2013        $10.015      $12.965         2,885
                             2014        $12.965      $14.279            65

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.921      $12.120       100,251
                             2006        $12.120      $13.262        16,900
                             2007        $13.262      $13.087        15,983
                             2008        $13.087      $ 7.584         9,725
                             2009        $ 7.584      $ 9.314         7,193
                             2010        $ 9.314      $10.091         6,923
                             2011        $10.091      $10.139         1,202
                             2012        $10.139      $11.154             0
                             2013        $11.154      $12.877             0
                             2014        $12.877      $13.933             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.294      $13.677         5,885
                             2006        $13.677      $15.499         5,175
                             2007        $15.499      $14.235         4,315
                             2008        $14.235      $ 8.531           307
                             2009        $ 8.531      $10.826           282
                             2010        $10.826      $12.105           258
                             2011        $12.105      $11.285           234
                             2012        $11.285      $13.143           214
                             2013        $13.143      $17.433           197
                             2014        $17.433      $18.871           181
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.320      $15.708         4,103
                             2006        $15.708      $19.615         8,712
                             2007        $19.615      $20.777         6,313
                             2008        $20.777      $11.384         4,793
                             2009        $11.384      $13.870         4,649
                             2010        $13.870      $14.919         3,546
                             2011        $14.919      $12.116        15,377
                             2012        $12.116      $14.439        13,585
                             2013        $14.439      $18.078         9,082
                             2014        $18.078      $16.476         9,573
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.330      $14.180         2,807
                             2006        $14.180      $15.795         2,738
                             2007        $15.795      $14.642         3,036
                             2008        $14.642      $ 8.653             0
                             2009        $ 8.653      $11.066             0
                             2010        $11.066      $12.324             0
                             2011        $12.324      $12.054             0
                             2012        $12.054      $13.766             0
                             2013        $13.766      $18.185             0
                             2014        $18.185      $20.251             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.877         8,576
                             2006        $10.877      $12.337        33,569
                             2007        $12.337      $11.470        21,892
                             2008        $11.470      $ 6.194        20,008
                             2009        $ 6.194      $ 5.827             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $11.989      $12.388        17,971
                             2006        $12.388      $12.770        17,874
                             2007        $12.770      $13.172        10,878
                             2008        $13.172      $ 8.108        10,866
                             2009        $ 8.108      $12.991        10,304
                             2010        $12.991      $15.341         9,935
                             2011        $15.341      $12.321           852
                             2012        $12.321      $13.758           848
                             2013        $13.758      $19.332           845
                             2014        $19.332      $20.736             0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.102      $13.268         3,329
                             2006        $13.268      $14.373         3,338
                             2007        $14.373      $14.948         2,272
                             2008        $14.948      $12.424           263
                             2009        $12.424      $15.803           180
                             2010        $15.803      $16.954           105
                             2011        $16.954      $17.717            78
                             2012        $17.717      $20.415            95
                             2013        $20.415      $18.210            95
                             2014        $18.210      $18.317            94
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.816      $23.299         1,634
                             2006        $23.299      $31.245         1,811
                             2007        $31.245      $42.899         1,360
                             2008        $42.899      $18.140         1,312
                             2009        $18.140      $30.169         1,155
                             2010        $30.169      $35.082           915
                             2011        $35.082      $28.043           780
                             2012        $28.043      $32.852           552
                             2013        $32.852      $31.762           458
                             2014        $31.762      $29.636         4,094

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.418      $14.690        27,562
                             2006        $14.690      $17.451        28,615
                             2007        $17.451      $18.726        26,840
                             2008        $18.726      $13.009        11,873
                             2009        $13.009      $16.477        11,054
                             2010        $16.477      $18.371         8,653
                             2011        $18.371      $19.585        10,951
                             2012        $19.585      $22.131         8,066
                             2013        $22.131      $25.889         8,405
                             2014        $25.889      $26.451         7,676
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $27.709           114
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.717         3,446
                             2014        $15.717      $15.672         1,767
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.224      $13.801             0
                             2006        $13.801      $14.007             0
                             2007        $14.007      $16.658             0
                             2008        $16.658      $ 8.248             0
                             2009        $ 8.248      $13.316             0
                             2010        $13.316      $15.962             0
                             2011        $15.962      $15.131             0
                             2012        $15.131      $16.869             0
                             2013        $16.869      $24.362             0
                             2014        $24.362      $25.267             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.476      $17.747        23,089
                             2006        $17.747      $18.936        22,028
                             2007        $18.936      $22.695        21,424
                             2008        $22.695      $11.799        20,136
                             2009        $11.799      $18.152        11,177
                             2010        $18.152      $23.473        10,105
                             2011        $23.473      $21.301         2,971
                             2012        $21.301      $22.591         2,692
                             2013        $22.591      $30.363         2,662
                             2014        $30.363      $30.230         2,497

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.737      $17.368        6,532
                             2006        $17.368      $18.990        5,320
                             2007        $18.990      $19.112        4,148
                             2008        $19.112      $11.128        4,648
                             2009        $11.128      $15.954        4,301
                             2010        $15.954      $19.739        4,171
                             2011        $19.739      $17.616          531
                             2012        $17.616      $19.753          534
                             2013        $19.753      $33.085          419
                             2014        $33.085      $27.860          494
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.898      $19.288        5,670
                             2006        $19.288      $25.961        5,279
                             2007        $25.961      $20.993        4,859
                             2008        $20.993      $12.712        2,741
                             2009        $12.712      $15.967        3,104
                             2010        $15.967      $20.219        2,314
                             2011        $20.219      $20.887        1,923
                             2012        $20.887      $23.607        1,694
                             2013        $23.607      $23.483        1,403
                             2014        $23.483      $29.713        2,147

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.1

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.290      $13.584        4,251
                             2006        $13.584      $15.528          750
                             2007        $15.528      $15.908          710
                             2008        $15.908      $ 9.218          931
                             2009        $ 9.218      $10.839            0
                             2010        $10.839      $11.947            0
                             2011        $11.947      $12.383            0
                             2012        $12.383      $14.185            0
                             2013        $14.185      $18.655            0
                             2014        $18.655      $19.921            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.871      $15.131        6,332
                             2006        $15.131      $14.602        3,705
                             2007        $14.602      $16.072        3,508
                             2008        $16.072      $ 9.014        3,507
                             2009        $ 9.014      $11.703        3,506
                             2010        $11.703      $13.127        3,505
                             2011        $13.127      $12.951        3,505
                             2012        $12.951      $14.372        3,370
                             2013        $14.372      $18.780          797
                             2014        $18.780      $20.728            0
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.821        4,305
                             2006        $11.821      $15.608        5,344
                             2007        $15.608      $16.100        5,694
                             2008        $16.100      $ 7.349        7,844
                             2009        $ 7.349      $ 9.647        5,778
                             2010        $ 9.647      $ 9.832        6,128
                             2011        $ 9.832      $ 7.740        5,365
                             2012        $ 7.740      $ 8.635        5,074
                             2013        $ 8.635      $10.356        4,849
                             2014        $10.356      $ 9.465        5,215

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.104      $13.583          815
                             2006        $13.583      $13.188          815
                             2007        $13.188      $14.638          815
                             2008        $14.638      $ 8.607          815
                             2009        $ 8.607      $11.530          815
                             2010        $11.530      $12.374          815
                             2011        $12.374      $11.696          815
                             2012        $11.696      $13.270            0
                             2013        $13.270      $17.763            0
                             2014        $17.763      $19.758            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.764      $16.426        6,456
                             2006        $16.426      $18.330        6,452
                             2007        $18.330      $18.182        5,287
                             2008        $18.182      $11.414        5,116
                             2009        $11.414      $15.910        4,905
                             2010        $15.910      $19.680        1,568
                             2011        $19.680      $17.572        1,379
                             2012        $17.572      $20.340          399
                             2013        $20.340      $27.354          314
                             2014        $27.354      $29.119          194
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.904        1,321
                             2006        $10.904      $13.158        1,390
                             2007        $13.158      $15.689        1,389
                             2008        $15.689      $ 9.695        1,388
                             2009        $ 9.695      $10.426            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.684            0
                             2006        $10.684      $12.635          383
                             2007        $12.635      $11.830          381
                             2008        $11.830      $ 6.818          319
                             2009        $ 6.818      $ 8.063          314
                             2010        $ 8.063      $ 8.778          311
                             2011        $ 8.778      $ 8.254          308
                             2012        $ 8.254      $ 9.318          305
                             2013        $ 9.318      $12.427          197
                             2014        $12.427      $13.450            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.836        2,512
                             2006        $11.836      $12.888        8,231
                             2007        $12.888      $14.770        6,060
                             2008        $14.770      $ 8.270        5,909
                             2009        $ 8.270      $10.947        5,421
                             2010        $10.947      $12.507        5,330
                             2011        $12.507      $11.881        4,240
                             2012        $11.881      $13.482        1,792
                             2013        $13.482      $17.251        1,719
                             2014        $17.251      $18.820        1,709
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.039        1,735
                             2006        $11.039      $12.173        2,233
                             2007        $12.173      $13.303        2,090
                             2008        $13.303      $ 7.552        2,421
                             2009        $ 7.552      $ 9.373        2,197
                             2010        $ 9.373      $10.490        2,154
                             2011        $10.490      $10.390        1,642
                             2012        $10.390      $12.004        1,592
                             2013        $12.004      $15.629        1,422
                             2014        $15.629      $16.833        1,350
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.427        2,390
                             2006        $10.427      $11.312        2,858
                             2007        $11.312      $11.333        2,477
                             2008        $11.333      $ 8.289        2,398
                             2009        $ 8.289      $11.620        1,336
                             2010        $11.620      $12.906          890
                             2011        $12.906      $13.080          849
                             2012        $13.080      $14.565          787
                             2013        $14.565      $15.043          883
                             2014        $15.043      $14.831          928
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.054          941
                             2006        $12.054      $13.239        1,959
                             2007        $13.239      $14.918        1,952
                             2008        $14.918      $ 8.803        1,944
                             2009        $ 8.803      $12.021        1,590
                             2010        $12.021      $15.102        1,582
                             2011        $15.102      $13.155        1,434
                             2012        $13.155      $14.725        1,372
                             2013        $14.725      $19.549        1,244
                             2014        $19.549      $20.253        1,164

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.165            0
                             2007        $10.165      $10.423            0
                             2008        $10.423      $10.466            0
                             2009        $10.466      $10.275        1,812
                             2010        $10.275      $10.047        8,763
                             2011        $10.047      $ 9.819        8,428
                             2012        $ 9.819      $ 9.594        7,543
                             2013        $ 9.594      $ 9.375        7,360
                             2014        $ 9.375      $ 9.162        7,161
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.102            0
                             2006        $11.102      $11.413        1,164
                             2007        $11.413      $12.747        1,112
                             2008        $12.747      $ 8.057        1,051
                             2009        $ 8.057      $10.467        1,031
                             2010        $10.467      $11.884        1,008
                             2011        $11.884      $11.055          382
                             2012        $11.055      $11.802          379
                             2013        $11.802      $15.854          314
                             2014        $15.854      $16.437          312
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.644      $10.746          661
                             2006        $10.746      $11.484          658
                             2007        $11.484      $11.524          655
                             2008        $11.524      $ 8.628          651
                             2009        $ 8.628      $12.030          647
                             2010        $12.030      $13.313          644
                             2011        $13.313      $13.602          641
                             2012        $13.602      $15.358            0
                             2013        $15.358      $16.181            0
                             2014        $16.181      $15.807          577

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.187      $11.107        4,647
                             2006        $11.107      $12.833        5,202
                             2007        $12.833      $13.008        4,853
                             2008        $13.008      $ 8.941        4,702
                             2009        $ 8.941      $11.846        3,569
                             2010        $11.846      $13.042        3,484
                             2011        $13.042      $13.047        2,303
                             2012        $13.047      $14.361        1,065
                             2013        $14.361      $15.988        3,687
                             2014        $15.988      $16.343        3,681
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.327            0
                             2006        $11.327      $13.621        1,044
                             2007        $13.621      $14.884          976
                             2008        $14.884      $10.405          895
                             2009        $10.405      $12.537          358
                             2010        $12.537      $13.715          355
                             2011        $13.715      $13.005          353
                             2012        $13.005      $14.403          351
                             2013        $14.403      $17.960          349
                             2014        $17.960      $18.551          347
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.900      $11.775        1,635
                             2006        $11.775      $13.621        5,838
                             2007        $13.621      $13.770        2,779
                             2008        $13.770      $ 8.462        2,938
                             2009        $ 8.462      $10.422        2,197
                             2010        $10.422      $11.323        2,131
                             2011        $11.323      $10.949          994
                             2012        $10.949      $12.221          938
                             2013        $12.221      $15.317          870
                             2014        $15.317      $16.032          852

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.464      $12.342        6,214
                             2006        $12.342      $14.646        7,065
                             2007        $14.646      $16.521        5,796
                             2008        $16.521      $ 9.624        6,203
                             2009        $ 9.624      $12.887        4,653
                             2010        $12.887      $13.651        4,604
                             2011        $13.651      $11.920        4,506
                             2012        $11.920      $13.770        4,000
                             2013        $13.770      $16.546        3,797
                             2014        $16.546      $14.367        3,071
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.474        2,034
                             2006        $10.474      $12.551        2,341
                             2007        $12.551      $12.294        2,270
                             2008        $12.294      $ 7.962        2,394
                             2009        $ 7.962      $ 9.205        1,454
                             2010        $ 9.205      $10.001        1,463
                             2011        $10.001      $ 9.084        1,532
                             2012        $ 9.084      $10.573        1,391
                             2013        $10.573      $13.764        1,168
                             2014        $13.764      $15.189          897
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.324            0
                             2006        $11.324      $12.854        1,787
                             2007        $12.854      $12.891          642
                             2008        $12.891      $ 7.971          584
                             2009        $ 7.971      $10.370          242
                             2010        $10.370      $12.667          240
                             2011        $12.667      $11.588          239
                             2012        $11.588      $13.413          237
                             2013        $13.413      $17.417          236
                             2014        $17.417      $19.328          235
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.290        1,915
                             2006        $11.290      $12.386        3,495
                             2007        $12.386      $10.078        3,978
                             2008        $10.078      $ 6.515        4,127
                             2009        $ 6.515      $ 8.127        3,007
                             2010        $ 8.127      $10.333        2,760
                             2011        $10.333      $10.165        2,736
                             2012        $10.165      $11.206        2,682
                             2013        $11.206      $14.850        2,178
                             2014        $14.850      $15.515        1,765

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.219        3,124
                             2006        $11.219      $12.376        3,665
                             2007        $12.376      $11.807        3,880
                             2008        $11.807      $ 7.321        4,204
                             2009        $ 7.321      $ 8.666        3,094
                             2010        $ 8.666      $ 9.555        3,084
                             2011        $ 9.555      $ 9.715        2,239
                             2012        $ 9.715      $10.864        2,094
                             2013        $10.864      $14.598        1,786
                             2014        $14.598      $16.598        1,552
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.283      $12.920          234
                             2006        $12.920      $12.956        1,334
                             2007        $12.956      $14.764          355
                             2008        $14.764      $ 7.340          354
                             2009        $ 7.340      $11.880          144
                             2010        $11.880      $13.880          144
                             2011        $13.880      $12.696          144
                             2012        $12.696      $14.066            0
                             2013        $14.066      $19.214            0
                             2014        $19.214      $20.308            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.903      $16.332        5,741
                             2006        $16.332      $19.250        6,506
                             2007        $19.250      $20.263        4,785
                             2008        $20.263      $11.598        5,112
                             2009        $11.598      $15.770        3,444
                             2010        $15.770      $18.827        3,224
                             2011        $18.827      $18.549        2,842
                             2012        $18.549      $21.218        2,248
                             2013        $21.218      $27.767        1,939
                             2014        $27.767      $29.703        1,672
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.659      $13.432            0
                             2006        $13.432      $13.920            0
                             2007        $13.920      $15.195            0
                             2008        $15.195      $ 8.518            0
                             2009        $ 8.518      $10.047            0
                             2010        $10.047      $11.310            0
                             2011        $11.310      $10.155            0
                             2012        $10.155      $11.624            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.274      $14.522        22,428
                             2006        $14.522      $16.467        23,093
                             2007        $16.467      $15.713        18,070
                             2008        $15.713      $ 9.856        17,946
                             2009        $ 9.856      $12.366        16,002
                             2010        $12.366      $13.980        10,897
                             2011        $13.980      $13.372         9,951
                             2012        $13.372      $15.538         6,105
                             2013        $15.538      $20.595         3,407
                             2014        $20.595      $21.955         2,995
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.731             0
                             2007        $10.731      $11.310             0
                             2008        $11.310      $ 7.700             0
                             2009        $ 7.700      $ 9.629             0
                             2010        $ 9.629      $10.278             0
                             2011        $10.278      $10.014             0
                             2012        $10.014      $11.116             0
                             2013        $11.116      $14.005             0
                             2014        $14.005      $14.758             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.875      $13.255         1,360
                             2006        $13.255      $14.355         1,360
                             2007        $14.355      $14.571         1,360
                             2008        $14.571      $ 9.046         1,360
                             2009        $ 9.046      $10.955         1,360
                             2010        $10.955      $11.797         1,360
                             2011        $11.797      $11.519         1,360
                             2012        $11.519      $13.323         1,360
                             2013        $13.323      $17.023         1,360
                             2014        $17.023      $18.718         1,360
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.578      $13.198           407
                             2006        $13.198      $14.518         1,451
                             2007        $14.518      $14.661         1,445
                             2008        $14.661      $11.076         1,437
                             2009        $11.076      $13.256         1,023
                             2010        $13.256      $14.511         1,015
                             2011        $14.511      $13.995         1,685
                             2012        $13.995      $15.368         1,678
                             2013        $15.368      $18.753         1,672
                             2014        $18.753      $19.930         1,667

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.494        2,543
                             2012        $11.494      $12.736        2,541
                             2013        $12.736      $15.213          141
                             2014        $15.213      $14.937            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.432      $14.973        6,056
                             2006        $14.973      $17.792        4,573
                             2007        $17.792      $18.559        4,564
                             2008        $18.559      $10.683        4,510
                             2009        $10.683      $12.120        4,321
                             2010        $12.120      $13.250        2,546
                             2011        $13.250      $14.253            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.759      $14.751        8,937
                             2006        $14.751      $16.717        8,269
                             2007        $16.717      $16.744        7,118
                             2008        $16.744      $11.091        7,154
                             2009        $11.091      $13.449        6,560
                             2010        $13.449      $14.744        5,302
                             2011        $14.744      $14.081        5,291
                             2012        $14.081      $15.732        4,335
                             2013        $15.732      $20.562        1,847
                             2014        $20.562      $22.094          844
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.611           54
                             2014        $17.611      $17.481           54
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.049      $12.000        3,916
                             2006        $12.000      $12.782        2,093
                             2007        $12.782      $12.975        1,078
                             2008        $12.975      $ 9.737        1,077
                             2009        $ 9.737      $13.726          205
                             2010        $13.726      $14.747           54
                             2011        $14.747      $14.648           54
                             2012        $14.648      $16.961           54
                             2013        $16.961      $17.448            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.535      $13.070        3,042
                             2006        $13.070      $14.555        1,132
                             2007        $14.555      $14.627          700
                             2008        $14.627      $10.513          700
                             2009        $10.513      $12.830          700
                             2010        $12.830      $14.058          700
                             2011        $14.058      $14.919            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.814            0
                             2012        $ 7.814      $ 8.800            0
                             2013        $ 8.800      $10.207            0
                             2014        $10.207      $ 9.983            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.752      $11.271          929
                             2006        $11.271      $12.223          925
                             2007        $12.223      $13.050          920
                             2008        $13.050      $ 9.094          915
                             2009        $ 9.094      $11.538          907
                             2010        $11.538      $12.828          902
                             2011        $12.828      $11.719          856
                             2012        $11.719      $12.666            0
                             2013        $12.666      $15.899            0
                             2014        $15.899      $16.183            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.343      $15.573            0
                             2006        $15.573      $15.967            0
                             2007        $15.967      $18.345            0
                             2008        $18.345      $ 9.529            0
                             2009        $ 9.529      $14.560            0
                             2010        $14.560      $18.107            0
                             2011        $18.107      $16.037            0
                             2012        $16.037      $17.491            0
                             2013        $17.491      $23.346            0
                             2014        $23.346      $24.566            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $12.966      $13.232        6,033
                             2006        $13.232      $14.897        6,996
                             2007        $14.897      $15.282        6,922
                             2008        $15.282      $ 9.367        7,601
                             2009        $ 9.367      $11.538        5,146
                             2010        $11.538      $12.918        5,073
                             2011        $12.918      $12.816        4,302
                             2012        $12.816      $14.465        2,540
                             2013        $14.465      $18.594        2,337
                             2014        $18.594      $20.522        2,190
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.900      $14.320        1,014
                             2006        $14.320      $15.804          984
                             2007        $15.804      $15.650          979
                             2008        $15.650      $ 7.354          973
                             2009        $ 7.354      $10.616          717
                             2010        $10.616      $11.094          713
                             2011        $11.094      $10.472          677
                             2012        $10.472      $12.038            0
                             2013        $12.038      $15.676            0
                             2014        $15.676      $16.296            0
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.687        1,091
                             2007        $10.687      $11.930        1,021
                             2008        $11.930      $ 6.000        1,166
                             2009        $ 6.000      $ 8.006        1,130
                             2010        $ 8.006      $ 8.596        1,153
                             2011        $ 8.596      $ 9.340            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.430      $15.007        2,112
                             2006        $15.007      $17.602        2,082
                             2007        $17.602      $20.643        2,081
                             2008        $20.643      $13.423        1,926
                             2009        $13.423      $15.586        1,492
                             2010        $15.586      $16.257        1,382
                             2011        $16.257      $18.398        1,320
                             2012        $18.398      $21.291          498
                             2013        $21.291      $24.453          498
                             2014        $24.453      $25.803            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.354      $16.015         4,100
                             2006        $16.015      $16.845           617
                             2007        $16.845      $19.647             0
                             2008        $19.647      $ 9.790             0
                             2009        $ 9.790      $16.172             0
                             2010        $16.172      $19.868             0
                             2011        $19.868      $17.939             0
                             2012        $17.939      $19.563             0
                             2013        $19.563      $20.711             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.853      $14.668             0
                             2006        $14.668      $18.615             0
                             2007        $18.615      $20.978             0
                             2008        $20.978      $11.715             0
                             2009        $11.715      $14.584             0
                             2010        $14.584      $15.242             0
                             2011        $15.242      $13.426             0
                             2012        $13.426      $15.500             0
                             2013        $15.500      $19.266             0
                             2014        $19.266      $17.061             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.733      $14.284           775
                             2006        $14.284      $16.519           775
                             2007        $16.519      $18.832           775
                             2008        $18.832      $10.311           775
                             2009        $10.311      $ 9.828             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.514      $10.590        25,082
                             2006        $10.590      $10.901        26,559
                             2007        $10.901      $11.260        25,808
                             2008        $11.260      $10.000        21,324
                             2009        $10.000      $11.949        12,737
                             2010        $11.949      $12.728        11,705
                             2011        $12.728      $13.023        11,188
                             2012        $13.023      $14.483        10,619
                             2013        $14.483      $14.266        11,962
                             2014        $14.266      $14.971        11,843

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.836      $ 9.757         5,804
                             2006        $ 9.757      $ 9.918         6,808
                             2007        $ 9.918      $ 9.961         5,788
                             2008        $ 9.961      $ 8.252         5,564
                             2009        $ 8.252      $ 8.511         2,154
                             2010        $ 8.511      $ 8.501         1,512
                             2011        $ 8.501      $ 8.510         1,512
                             2012        $ 8.510      $ 8.568         1,512
                             2013        $ 8.568      $ 8.380         1,512
                             2014        $ 8.380      $ 8.256         1,512
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.702      $ 9.721        10,679
                             2006        $ 9.721      $ 9.912        18,631
                             2007        $ 9.912      $10.136        11,768
                             2008        $10.136      $10.121        10,434
                             2009        $10.121      $ 9.891         4,587
                             2010        $ 9.891      $ 9.665         4,743
                             2011        $ 9.665      $ 9.446         4,715
                             2012        $ 9.446      $ 9.230         3,175
                             2013        $ 9.230      $ 9.019         6,633
                             2014        $ 9.019      $ 8.814         5,322
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.787      $14.731         2,064
                             2006        $14.731      $14.958         5,886
                             2007        $14.958      $17.425         4,189
                             2008        $17.425      $ 8.896         4,186
                             2009        $ 8.896      $14.851         4,181
                             2010        $14.851      $18.492         4,178
                             2011        $18.492      $16.810         4,175
                             2012        $16.810      $18.411         4,172
                             2013        $18.411      $27.051         2,904
                             2014        $27.051      $27.871         2,902
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.860      $13.580         6,187
                             2006        $13.580      $15.227         7,687
                             2007        $15.227      $16.122         7,605
                             2008        $16.122      $11.940         7,600
                             2009        $11.940      $13.935         7,001
                             2010        $13.935      $14.501         3,061
                             2011        $14.501      $13.017         3,059
                             2012        $13.017      $13.568         3,057
                             2013        $13.568      $14.409             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.452          482
                             2007        $ 9.452      $11.371          479
                             2008        $11.371      $ 6.238          476
                             2009        $ 6.238      $ 8.632          472
                             2010        $ 8.632      $10.480          468
                             2011        $10.480      $ 9.468          465
                             2012        $ 9.468      $ 9.724          462
                             2013        $ 9.724      $ 8.103          459
                             2014        $ 8.103      $ 6.443          457
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.659            0
                             2007        $10.659      $11.010            0
                             2008        $11.010      $ 9.180            0
                             2009        $ 9.180      $11.702            0
                             2010        $11.702      $12.813            0
                             2011        $12.813      $13.299            0
                             2012        $13.299      $15.300            0
                             2013        $15.300      $13.897            0
                             2014        $13.897      $13.770            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.077            0
                             2007        $10.077      $10.886            0
                             2008        $10.886      $ 9.878            0
                             2009        $ 9.878      $11.416            0
                             2010        $11.416      $12.047            0
                             2011        $12.047      $13.134            0
                             2012        $13.134      $13.941            0
                             2013        $13.941      $12.354            0
                             2014        $12.354      $12.432            0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.258        7,395
                             2007        $10.258      $10.890        1,660
                             2008        $10.890      $11.142        1,326
                             2009        $11.142      $12.407        1,943
                             2010        $12.407      $13.094        1,952
                             2011        $13.094      $13.244        1,436
                             2012        $13.244      $14.168        1,427
                             2013        $14.168      $13.558        1,418
                             2014        $13.558      $13.801        1,565

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.810        2,671
                             2010        $ 7.810      $ 8.593        2,662
                             2011        $ 8.593      $ 8.558        2,120
                             2012        $ 8.558      $ 9.976        1,915
                             2013        $ 9.976      $12.907        1,723
                             2014        $12.907      $14.208        1,597
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.910      $12.104          864
                             2006        $12.104      $13.238          880
                             2007        $13.238      $13.056          865
                             2008        $13.056      $ 7.562        1,133
                             2009        $ 7.562      $ 9.282            0
                             2010        $ 9.282      $10.052            0
                             2011        $10.052      $10.094            0
                             2012        $10.094      $11.099            0
                             2013        $11.099      $12.807            0
                             2014        $12.807      $13.850            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.283      $13.658            0
                             2006        $13.658      $15.470            0
                             2007        $15.470      $14.201            0
                             2008        $14.201      $ 8.506            0
                             2009        $ 8.506      $10.789            0
                             2010        $10.789      $12.058            0
                             2011        $12.058      $11.235            0
                             2012        $11.235      $13.078            0
                             2013        $13.078      $17.338            0
                             2014        $17.338      $18.759            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.308      $15.687        4,334
                             2006        $15.687      $19.578        5,149
                             2007        $19.578      $20.727        2,467
                             2008        $20.727      $11.351        2,454
                             2009        $11.351      $13.823        2,320
                             2010        $13.823      $14.861        2,311
                             2011        $14.861      $12.062        2,302
                             2012        $12.062      $14.368          920
                             2013        $14.368      $17.980          879
                             2014        $17.980      $16.377          878

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.319      $14.161            0
                             2006        $14.161      $15.765            0
                             2007        $15.765      $14.607            0
                             2008        $14.607      $ 8.627            0
                             2009        $ 8.627      $11.028            0
                             2010        $11.028      $12.276            0
                             2011        $12.276      $12.000            0
                             2012        $12.000      $13.698            0
                             2013        $13.698      $18.086            0
                             2014        $18.086      $20.131            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.874        2,726
                             2006        $10.874      $12.327        3,145
                             2007        $12.327      $11.454        3,449
                             2008        $11.454      $ 6.182        4,427
                             2009        $ 6.182      $ 5.816            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $11.979      $12.372            0
                             2006        $12.372      $12.746          406
                             2007        $12.746      $13.140          403
                             2008        $13.140      $ 8.084          400
                             2009        $ 8.084      $12.947          396
                             2010        $12.947      $15.281          392
                             2011        $15.281      $12.267          389
                             2012        $12.267      $13.690          386
                             2013        $13.690      $19.226          321
                             2014        $19.226      $20.612          319
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.092      $13.250        1,687
                             2006        $13.250      $14.346        1,707
                             2007        $14.346      $14.912        1,653
                             2008        $14.912      $12.388        1,457
                             2009        $12.388      $15.749          623
                             2010        $15.749      $16.888          532
                             2011        $16.888      $17.638          480
                             2012        $17.638      $20.314          260
                             2013        $20.314      $18.111          259
                             2014        $18.111      $18.208          259

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.800      $23.268          446
                             2006        $23.268      $31.187          446
                             2007        $31.187      $42.797          446
                             2008        $42.797      $18.088          446
                             2009        $18.088      $30.066          446
                             2010        $30.066      $34.945          446
                             2011        $34.945      $27.919          446
                             2012        $27.919      $32.690            0
                             2013        $32.690      $31.589            0
                             2014        $31.589      $29.460            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.407      $14.670        3,759
                             2006        $14.670      $17.418        5,885
                             2007        $17.418      $18.682        4,756
                             2008        $18.682      $12.971        4,737
                             2009        $12.971      $16.421        3,920
                             2010        $16.421      $18.299        2,077
                             2011        $18.299      $19.499        2,067
                             2012        $19.499      $22.022        2,057
                             2013        $22.022      $25.748        1,984
                             2014        $25.748      $26.293        1,976
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $27.544          498
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.631          329
                             2014        $15.631      $15.578          328
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.214      $13.782            0
                             2006        $13.782      $13.981            0
                             2007        $13.981      $16.618            0
                             2008        $16.618      $ 8.224            0
                             2009        $ 8.224      $13.271            0
                             2010        $13.271      $15.899            0
                             2011        $15.899      $15.064            0
                             2012        $15.064      $16.786            0
                             2013        $16.786      $24.230            0
                             2014        $24.230      $25.117            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.463      $17.723        3,492
                             2006        $17.723      $18.901        3,825
                             2007        $18.901      $22.641        3,764
                             2008        $22.641      $11.765        3,786
                             2009        $11.765      $18.090        3,587
                             2010        $18.090      $23.381          246
                             2011        $23.381      $21.207            0
                             2012        $21.207      $22.479            0
                             2013        $22.479      $30.198            0
                             2014        $30.198      $30.050            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.724      $17.345          661
                             2006        $17.345      $18.954          660
                             2007        $18.954      $19.066          660
                             2008        $19.066      $11.096          466
                             2009        $11.096      $15.899          466
                             2010        $15.899      $19.662          466
                             2011        $19.662      $17.538          466
                             2012        $17.538      $19.655            0
                             2013        $19.655      $32.905            0
                             2014        $32.905      $27.694            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.884      $19.262        3,169
                             2006        $19.262      $25.912        2,917
                             2007        $25.912      $20.943        3,201
                             2008        $20.943      $12.675        3,843
                             2009        $12.675      $15.913          804
                             2010        $15.913      $20.140          802
                             2011        $20.140      $20.794          801
                             2012        $20.794      $23.491          302
                             2013        $23.491      $23.355          302
                             2014        $23.355      $29.536          301

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.268      $13.547        1,052
                             2006        $13.547      $15.470          974
                             2007        $15.470      $15.832          611
                             2008        $15.832      $ 9.164          654
                             2009        $ 9.164      $10.766          662
                             2010        $10.766      $11.854          303
                             2011        $11.854      $12.273            0
                             2012        $12.273      $14.045            0
                             2013        $14.045      $18.452            0
                             2014        $18.452      $19.684            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.847      $15.090            0
                             2006        $15.090      $14.547            0
                             2007        $14.547      $15.996            0
                             2008        $15.996      $ 8.962            0
                             2009        $ 8.962      $11.623            0
                             2010        $11.623      $13.024            0
                             2011        $13.024      $12.837            0
                             2012        $12.837      $14.231            0
                             2013        $14.231      $18.576            0
                             2014        $18.576      $20.482            0
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.813          172
                             2006        $11.813      $15.581        3,444
                             2007        $15.581      $16.056        3,231
                             2008        $16.056      $ 7.321        3,874
                             2009        $ 7.321      $ 9.601        1,739
                             2010        $ 9.601      $ 9.775        1,916
                             2011        $ 9.775      $ 7.687        2,273
                             2012        $ 7.687      $ 8.568        2,293
                             2013        $ 8.568      $10.264        2,317
                             2014        $10.264      $ 9.371        2,612

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.083      $13.546          309
                             2006        $13.546      $13.138          309
                             2007        $13.138      $14.568          309
                             2008        $14.568      $ 8.557            0
                             2009        $ 8.557      $11.452            0
                             2010        $11.452      $12.277            0
                             2011        $12.277      $11.592            0
                             2012        $11.592      $13.139            0
                             2013        $13.139      $17.570            0
                             2014        $17.570      $19.524            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.737      $16.381        4,652
                             2006        $16.381      $18.262        5,087
                             2007        $18.262      $18.095        4,983
                             2008        $18.095      $11.348        3,068
                             2009        $11.348      $15.802          253
                             2010        $15.802      $19.526          228
                             2011        $19.526      $17.417          244
                             2012        $17.417      $20.139          239
                             2013        $20.139      $27.057          219
                             2014        $27.057      $28.773          212
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.896        3,701
                             2006        $10.896      $13.136        3,421
                             2007        $13.136      $15.646        3,404
                             2008        $15.646      $ 9.659            0
                             2009        $ 9.659      $10.379            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.676            0
                             2006        $10.676      $12.614            0
                             2007        $12.614      $11.798            0
                             2008        $11.798      $ 6.792            0
                             2009        $ 6.792      $ 8.025            0
                             2010        $ 8.025      $ 8.728            0
                             2011        $ 8.728      $ 8.198            0
                             2012        $ 8.198      $ 9.245            0
                             2013        $ 9.245      $12.317            0
                             2014        $12.317      $13.318            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.828        2,032
                             2006        $11.828      $12.866        3,570
                             2007        $12.866      $14.729        3,511
                             2008        $14.729      $ 8.239        3,170
                             2009        $ 8.239      $10.895        3,150
                             2010        $10.895      $12.435        3,004
                             2011        $12.435      $11.800        2,880
                             2012        $11.800      $13.376        2,760
                             2013        $13.376      $17.098        2,649
                             2014        $17.098      $18.635        2,640
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.031          122
                             2006        $11.031      $12.152        3,572
                             2007        $12.152      $13.267        3,299
                             2008        $13.267      $ 7.524        3,267
                             2009        $ 7.524      $ 9.328        2,249
                             2010        $ 9.328      $10.430        2,138
                             2011        $10.430      $10.319        2,012
                             2012        $10.319      $11.910        1,903
                             2013        $11.910      $15.491        1,754
                             2014        $15.491      $16.667        1,704
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.420          587
                             2006        $10.420      $11.293          765
                             2007        $11.293      $11.302          769
                             2008        $11.302      $ 8.258          704
                             2009        $ 8.258      $11.564          664
                             2010        $11.564      $12.831          643
                             2011        $12.831      $12.991          572
                             2012        $12.991      $14.451          557
                             2013        $14.451      $14.910          529
                             2014        $14.910      $14.685          499
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.045        2,601
                             2006        $12.045      $13.217        3,443
                             2007        $13.217      $14.878        3,397
                             2008        $14.878      $ 8.770        1,522
                             2009        $ 8.770      $11.963        2,957
                             2010        $11.963      $15.014        2,457
                             2011        $15.014      $13.065        2,272
                             2012        $13.065      $14.609        2,024
                             2013        $14.609      $19.376        1,758
                             2014        $19.376      $20.053        1,615

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.158           302
                             2007        $10.158      $10.405           305
                             2008        $10.405      $10.438           211
                             2009        $10.438      $10.237           267
                             2010        $10.237      $ 9.999           295
                             2011        $ 9.999      $ 9.762           292
                             2012        $ 9.762      $ 9.529           328
                             2013        $ 9.529      $ 9.302           384
                             2014        $ 9.302      $ 9.081           406
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.094         3,577
                             2006        $11.094      $11.393         3,826
                             2007        $11.393      $12.712         3,788
                             2008        $12.712      $ 8.026         3,796
                             2009        $ 8.026      $10.417           260
                             2010        $10.417      $11.815           249
                             2011        $11.815      $10.980           259
                             2012        $10.980      $11.709           267
                             2013        $11.709      $15.714           229
                             2014        $15.714      $16.275           225
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.637      $10.728           946
                             2006        $10.728      $11.453           884
                             2007        $11.453      $11.481           843
                             2008        $11.481      $ 8.587           807
                             2009        $ 8.587      $11.960           658
                             2010        $11.960      $13.223             0
                             2011        $13.223      $13.496             0
                             2012        $13.496      $15.222             0
                             2013        $15.222      $16.022             0
                             2014        $16.022      $15.635             0
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.179      $11.088        11,109
                             2006        $11.088      $12.798        17,519
                             2007        $12.798      $12.960        17,442
                             2008        $12.960      $ 8.898        17,357
                             2009        $ 8.898      $11.777        17,257
                             2010        $11.777      $12.953        16,893
                             2011        $12.953      $12.945        16,580
                             2012        $12.945      $14.234        16,279
                             2013        $14.234      $15.831         3,828
                             2014        $15.831      $16.166         2,748

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.320             0
                             2006        $11.320      $13.597         1,958
                             2007        $13.597      $14.843         1,949
                             2008        $14.843      $10.365         1,940
                             2009        $10.365      $12.477         2,853
                             2010        $12.477      $13.635         2,675
                             2011        $13.635      $12.916         2,434
                             2012        $12.916      $14.291         2,081
                             2013        $14.291      $17.802         1,645
                             2014        $17.802      $18.368         1,056
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.892      $11.755            43
                             2006        $11.755      $13.584         1,203
                             2007        $13.584      $13.719         1,170
                             2008        $13.719      $ 8.421         1,086
                             2009        $ 8.421      $10.361         2,426
                             2010        $10.361      $11.246         2,147
                             2011        $11.246      $10.863         1,871
                             2012        $10.863      $12.113         1,669
                             2013        $12.113      $15.166         1,464
                             2014        $15.166      $15.858           815
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.457      $12.321        10,520
                             2006        $12.321      $14.607        12,719
                             2007        $14.607      $16.459        12,202
                             2008        $16.459      $ 9.578         8,782
                             2009        $ 9.578      $12.813         1,857
                             2010        $12.813      $13.558         1,761
                             2011        $13.558      $11.827         1,758
                             2012        $11.827      $13.649         1,594
                             2013        $13.649      $16.383         1,522
                             2014        $16.383      $14.211         1,692

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.467           48
                             2006        $10.467      $12.530        1,318
                             2007        $12.530      $12.260        1,307
                             2008        $12.260      $ 7.932        1,179
                             2009        $ 7.932      $ 9.161          845
                             2010        $ 9.161      $ 9.943          855
                             2011        $ 9.943      $ 9.022          869
                             2012        $ 9.022      $10.490          861
                             2013        $10.490      $13.642          843
                             2014        $13.642      $15.039          304
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.316        3,591
                             2006        $11.316      $12.832        5,690
                             2007        $12.832      $12.856        5,661
                             2008        $12.856      $ 7.941        5,628
                             2009        $ 7.941      $10.321        2,265
                             2010        $10.321      $12.593        2,251
                             2011        $12.593      $11.509        2,141
                             2012        $11.509      $13.308        1,891
                             2013        $13.308      $17.263        1,556
                             2014        $17.263      $19.137          943
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.282        3,706
                             2006        $11.282      $12.365        5,560
                             2007        $12.365      $10.050        5,866
                             2008        $10.050      $ 6.490        5,272
                             2009        $ 6.490      $ 8.088        3,569
                             2010        $ 8.088      $10.273        2,658
                             2011        $10.273      $10.096        2,229
                             2012        $10.096      $11.118        1,967
                             2013        $11.118      $14.718        1,574
                             2014        $14.718      $15.362        1,319
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.211          689
                             2006        $11.211      $12.354        2,726
                             2007        $12.354      $11.774        2,769
                             2008        $11.774      $ 7.294        2,563
                             2009        $ 7.294      $ 8.625        1,697
                             2010        $ 8.625      $ 9.500        1,702
                             2011        $ 9.500      $ 9.649        1,631
                             2012        $ 9.649      $10.779        1,635
                             2013        $10.779      $14.469        1,528
                             2014        $14.469      $16.435        1,430

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.262      $12.884         1,074
                             2006        $12.884      $12.907         1,070
                             2007        $12.907      $14.694         1,065
                             2008        $14.694      $ 7.298         1,036
                             2009        $ 7.298      $11.800         1,022
                             2010        $11.800      $13.771         1,011
                             2011        $13.771      $12.584           178
                             2012        $12.584      $13.928           172
                             2013        $13.928      $19.005           154
                             2014        $19.005      $20.067           139
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.878      $16.287         1,581
                             2006        $16.287      $19.178         4,498
                             2007        $19.178      $20.167         4,285
                             2008        $20.167      $11.531         2,884
                             2009        $11.531      $15.663         1,707
                             2010        $15.663      $18.680         1,644
                             2011        $18.680      $18.385         1,620
                             2012        $18.385      $21.009         1,609
                             2013        $21.009      $27.465         1,556
                             2014        $27.465      $29.350           695
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.638      $13.395             0
                             2006        $13.395      $13.868             0
                             2007        $13.868      $15.123             0
                             2008        $15.123      $ 8.469             0
                             2009        $ 8.469      $ 9.979             0
                             2010        $ 9.979      $11.222             0
                             2011        $11.222      $10.065             0
                             2012        $10.065      $11.518             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.250      $14.482        22,517
                             2006        $14.482      $16.405        24,051
                             2007        $16.405      $15.638        23,753
                             2008        $15.638      $ 9.799        19,023
                             2009        $ 9.799      $12.282        10,596
                             2010        $12.282      $13.870         9,546
                             2011        $13.870      $13.254         8,021
                             2012        $13.254      $15.385         7,238
                             2013        $15.385      $20.371         5,992
                             2014        $20.371      $21.694         3,345

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.723            0
                             2007        $10.723      $11.290            0
                             2008        $11.290      $ 7.679            0
                             2009        $ 7.679      $ 9.592            0
                             2010        $ 9.592      $10.229            0
                             2011        $10.229      $ 9.956            0
                             2012        $ 9.956      $11.040            0
                             2013        $11.040      $13.895            0
                             2014        $13.895      $14.627            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.853      $13.219        3,774
                             2006        $13.219      $14.301        2,846
                             2007        $14.301      $14.502        1,747
                             2008        $14.502      $ 8.994          836
                             2009        $ 8.994      $10.880          894
                             2010        $10.880      $11.704          921
                             2011        $11.704      $11.418            0
                             2012        $11.418      $13.191            0
                             2013        $13.191      $16.838            0
                             2014        $16.838      $18.496            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.556      $13.162        8,772
                             2006        $13.162      $14.464        7,985
                             2007        $14.464      $14.591        7,898
                             2008        $14.591      $11.012        6,482
                             2009        $11.012      $13.166        6,217
                             2010        $13.166      $14.397        5,896
                             2011        $14.397      $13.871        5,778
                             2012        $13.871      $15.216        5,526
                             2013        $15.216      $18.549        5,035
                             2014        $18.549      $19.693        2,651
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.392          671
                             2012        $11.392      $12.610          661
                             2013        $12.610      $15.048          630
                             2014        $15.048      $14.760          237

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.408      $14.932        2,288
                             2006        $14.932      $17.726        1,759
                             2007        $17.726      $18.470        1,757
                             2008        $18.470      $10.621          743
                             2009        $10.621      $12.038          728
                             2010        $12.038      $13.147          716
                             2011        $13.147      $14.137            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.735      $14.711        7,541
                             2006        $14.711      $16.655        7,232
                             2007        $16.655      $16.665        6,870
                             2008        $16.665      $11.026        6,420
                             2009        $11.026      $13.358        6,480
                             2010        $13.358      $14.628        5,657
                             2011        $14.628      $13.957        4,389
                             2012        $13.957      $15.577        4,195
                             2013        $15.577      $20.339        3,585
                             2014        $20.339      $21.831        1,355
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.420        2,692
                             2014        $17.420      $17.273          193
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.028      $11.967        4,498
                             2006        $11.967      $12.734        4,425
                             2007        $12.734      $12.913        3,943
                             2008        $12.913      $ 9.681        4,032
                             2009        $ 9.681      $13.633        3,521
                             2010        $13.633      $14.632        3,221
                             2011        $14.632      $14.519        2,916
                             2012        $14.519      $16.794        2,669
                             2013        $16.794      $17.271            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.514      $13.035            0
                             2006        $13.035      $14.500            0
                             2007        $14.500      $14.557            0
                             2008        $14.557      $10.452            0
                             2009        $10.452      $12.742            0
                             2010        $12.742      $13.948            0
                             2011        $13.948      $14.797            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.769          366
                             2012        $ 7.769      $ 8.740          358
                             2013        $ 8.740      $10.128          354
                             2014        $10.128      $ 9.894          372
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.745      $11.251            0
                             2006        $11.251      $12.189            0
                             2007        $12.189      $13.001            0
                             2008        $13.001      $ 9.050            0
                             2009        $ 9.050      $11.471            0
                             2010        $11.471      $12.740            0
                             2011        $12.740      $11.627            0
                             2012        $11.627      $12.554            0
                             2013        $12.554      $15.742            0
                             2014        $15.742      $16.007            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.319      $15.531            0
                             2006        $15.531      $15.907            0
                             2007        $15.907      $18.257            0
                             2008        $18.257      $ 9.474            0
                             2009        $ 9.474      $14.461            0
                             2010        $14.461      $17.965            0
                             2011        $17.965      $15.895            0
                             2012        $15.895      $17.318            0
                             2013        $17.318      $23.092            0
                             2014        $23.092      $24.274            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $12.944      $13.196          838
                             2006        $13.196      $14.841        2,743
                             2007        $14.841      $15.209        2,615
                             2008        $15.209      $ 9.313        2,117
                             2009        $ 9.313      $11.459        1,102
                             2010        $11.459      $12.817        1,092
                             2011        $12.817      $12.703        1,050
                             2012        $12.703      $14.323        1,047
                             2013        $14.323      $18.392          987
                             2014        $18.392      $20.278          915

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.876      $14.281        1,276
                             2006        $14.281      $15.744        1,236
                             2007        $15.744      $15.576          900
                             2008        $15.576      $ 7.312          820
                             2009        $ 7.312      $10.544          676
                             2010        $10.544      $11.007          326
                             2011        $11.007      $10.380            0
                             2012        $10.380      $11.920            0
                             2013        $11.920      $15.506            0
                             2014        $15.506      $16.102            0
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.680          287
                             2007        $10.680      $11.910          267
                             2008        $11.910      $ 5.984          368
                             2009        $ 5.984      $ 7.975          342
                             2010        $ 7.975      $ 8.555          385
                             2011        $ 8.555      $ 9.292            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.408      $14.966          769
                             2006        $14.966      $17.536          316
                             2007        $17.536      $20.545          315
                             2008        $20.545      $13.346            0
                             2009        $13.346      $15.480            0
                             2010        $15.480      $16.130            0
                             2011        $16.130      $18.236            0
                             2012        $18.236      $21.081            0
                             2013        $21.081      $24.187            0
                             2014        $24.187      $25.514            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.331      $15.971          425
                             2006        $15.971      $16.782            0
                             2007        $16.782      $19.553            0
                             2008        $19.553      $ 9.733            0
                             2009        $ 9.733      $16.062            0
                             2010        $16.062      $19.712            0
                             2011        $19.712      $17.781            0
                             2012        $17.781      $19.370            0
                             2013        $19.370      $20.500            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.829      $14.628           824
                             2006        $14.628      $18.546           362
                             2007        $18.546      $20.878           362
                             2008        $20.878      $11.647             0
                             2009        $11.647      $14.485             0
                             2010        $14.485      $15.123             0
                             2011        $15.123      $13.308             0
                             2012        $13.308      $15.348             0
                             2013        $15.348      $19.056             0
                             2014        $19.056      $16.858             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.710      $14.245             0
                             2006        $14.245      $16.457             0
                             2007        $16.457      $18.742             0
                             2008        $18.742      $10.251             0
                             2009        $10.251      $ 9.768             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.496      $10.561        14,331
                             2006        $10.561      $10.860        16,325
                             2007        $10.860      $11.206        14,801
                             2008        $11.206      $ 9.942        12,432
                             2009        $ 9.942      $11.868        12,107
                             2010        $11.868      $12.628         9,651
                             2011        $12.628      $12.908         8,560
                             2012        $12.908      $14.341         8,231
                             2013        $14.341      $14.111         8,920
                             2014        $14.111      $14.793         2,706
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.819      $ 9.730        10,455
                             2006        $ 9.730      $ 9.881         9,503
                             2007        $ 9.881      $ 9.913         9,466
                             2008        $ 9.913      $ 8.204         8,344
                             2009        $ 8.204      $ 8.453         9,162
                             2010        $ 8.453      $ 8.434         9,507
                             2011        $ 8.434      $ 8.435         9,312
                             2012        $ 8.435      $ 8.484         9,795
                             2013        $ 8.484      $ 8.289        10,594
                             2014        $ 8.289      $ 8.158           224

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.686      $ 9.694        13,123
                             2006        $ 9.694      $ 9.875        13,330
                             2007        $ 9.875      $10.088        11,902
                             2008        $10.088      $10.063         9,323
                             2009        $10.063      $ 9.824        10,712
                             2010        $ 9.824      $ 9.590         9,585
                             2011        $ 9.590      $ 9.362         8,804
                             2012        $ 9.362      $ 9.139         9,443
                             2013        $ 9.139      $ 8.921        10,142
                             2014        $ 8.921      $ 8.709           452
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.765      $14.691         2,564
                             2006        $14.691      $14.902         2,693
                             2007        $14.902      $17.342         1,395
                             2008        $17.342      $ 8.845         1,647
                             2009        $ 8.845      $14.750         1,187
                             2010        $14.750      $18.347           586
                             2011        $18.347      $16.662             0
                             2012        $16.662      $18.230             0
                             2013        $18.230      $26.758             0
                             2014        $26.758      $27.540             0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.838      $13.543         3,851
                             2006        $13.543      $15.170         2,108
                             2007        $15.170      $16.045         2,108
                             2008        $16.045      $11.871           601
                             2009        $11.871      $13.840           601
                             2010        $13.840      $14.387           601
                             2011        $14.387      $12.902           601
                             2012        $12.902      $13.434           601
                             2013        $13.434      $14.263             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.445             0
                             2007        $ 9.445      $11.352             0
                             2008        $11.352      $ 6.221             0
                             2009        $ 6.221      $ 8.599           672
                             2010        $ 8.599      $10.429           508
                             2011        $10.429      $ 9.413           429
                             2012        $ 9.413      $ 9.658           379
                             2013        $ 9.658      $ 8.040           438
                             2014        $ 8.040      $ 6.386           432

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.652            0
                             2007        $10.652      $10.991            0
                             2008        $10.991      $ 9.155            0
                             2009        $ 9.155      $11.658            0
                             2010        $11.658      $12.752           11
                             2011        $12.752      $13.222            0
                             2012        $13.222      $15.196            0
                             2013        $15.196      $13.788            0
                             2014        $13.788      $13.648            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.070            0
                             2007        $10.070      $10.867            0
                             2008        $10.867      $ 9.851            0
                             2009        $ 9.851      $11.373            0
                             2010        $11.373      $11.990            0
                             2011        $11.990      $13.057            0
                             2012        $13.057      $13.846            0
                             2013        $13.846      $12.257            0
                             2014        $12.257      $12.322            0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.251          897
                             2007        $10.251      $10.871          877
                             2008        $10.871      $11.112          594
                             2009        $11.112      $12.360          663
                             2010        $12.360      $13.031          683
                             2011        $13.031      $13.167          649
                             2012        $13.167      $14.071          667
                             2013        $14.071      $13.452          797
                             2014        $13.452      $13.679          811
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.772        2,225
                             2010        $ 7.772      $ 8.543        1,971
                             2011        $ 8.543      $ 8.500        1,672
                             2012        $ 8.500      $ 9.898        1,437
                             2013        $ 9.898      $12.793        1,211
                             2014        $12.793      $14.068        1,000

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.890      $12.071            0
                             2006        $12.071      $13.188            0
                             2007        $13.188      $12.994            0
                             2008        $12.994      $ 7.518            0
                             2009        $ 7.518      $ 9.219            0
                             2010        $ 9.219      $ 9.973            0
                             2011        $ 9.973      $10.005            0
                             2012        $10.005      $10.989            0
                             2013        $10.989      $12.668            0
                             2014        $12.668      $13.685            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.260      $13.621            0
                             2006        $13.621      $15.412            0
                             2007        $15.412      $14.133            0
                             2008        $14.133      $ 8.457            0
                             2009        $ 8.457      $10.715            0
                             2010        $10.715      $11.963            0
                             2011        $11.963      $11.136            0
                             2012        $11.136      $12.949            0
                             2013        $12.949      $17.149            0
                             2014        $17.149      $18.536            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.284      $15.644          868
                             2006        $15.644      $19.505        1,035
                             2007        $19.505      $20.629          722
                             2008        $20.629      $11.285          462
                             2009        $11.285      $13.729          477
                             2010        $13.729      $14.745          495
                             2011        $14.745      $11.955          241
                             2012        $11.955      $14.226          241
                             2013        $14.226      $17.785          241
                             2014        $17.785      $16.183            0
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.296      $14.122            0
                             2006        $14.122      $15.706            0
                             2007        $15.706      $14.537            0
                             2008        $14.537      $ 8.577            0
                             2009        $ 8.577      $10.953            0
                             2010        $10.953      $12.180            0
                             2011        $12.180      $11.894            0
                             2012        $11.894      $13.563            0
                             2013        $13.563      $17.890            0
                             2014        $17.890      $19.892            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.866           62
                             2006        $10.866      $12.306        1,084
                             2007        $12.306      $11.423        1,146
                             2008        $11.423      $ 6.159        1,228
                             2009        $ 6.159      $ 5.793            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $11.958      $12.338          743
                             2006        $12.338      $12.698          788
                             2007        $12.698      $13.077          370
                             2008        $13.077      $ 8.037          313
                             2009        $ 8.037      $12.858          251
                             2010        $12.858      $15.162          237
                             2011        $15.162      $12.158            0
                             2012        $12.158      $13.556            0
                             2013        $13.556      $19.018            0
                             2014        $19.018      $20.368            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.071      $13.214          239
                             2006        $13.214      $14.292          238
                             2007        $14.292      $14.841          237
                             2008        $14.841      $12.316          215
                             2009        $12.316      $15.642          380
                             2010        $15.642      $16.756          208
                             2011        $16.756      $17.483          174
                             2012        $17.483      $20.114          168
                             2013        $20.114      $17.914          151
                             2014        $17.914      $17.991          135
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.770      $23.204            0
                             2006        $23.204      $31.070           66
                             2007        $31.070      $42.593           66
                             2008        $42.593      $17.983           66
                             2009        $17.983      $29.862          457
                             2010        $29.862      $34.672          371
                             2011        $34.672      $27.672          358
                             2012        $27.672      $32.368          293
                             2013        $32.368      $31.246          295
                             2014        $31.246      $29.110          192

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.384      $14.630        3,826
                             2006        $14.630      $17.353        4,068
                             2007        $17.353      $18.593        3,425
                             2008        $18.593      $12.896        2,575
                             2009        $12.896      $16.309        2,840
                             2010        $16.309      $18.156        2,469
                             2011        $18.156      $19.327        1,843
                             2012        $19.327      $21.805        1,769
                             2013        $21.805      $25.469        1,678
                             2014        $25.469      $25.981        1,646
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $27.217            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.462          601
                             2014        $15.462      $15.393            0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.193      $13.745            0
                             2006        $13.745      $13.928            0
                             2007        $13.928      $16.539            0
                             2008        $16.539      $ 8.177            0
                             2009        $ 8.177      $13.181            0
                             2010        $13.181      $15.775            0
                             2011        $15.775      $14.931            0
                             2012        $14.931      $16.621            0
                             2013        $16.621      $23.967            0
                             2014        $23.967      $24.818            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.436      $17.675        3,429
                             2006        $17.675      $18.830        3,493
                             2007        $18.830      $22.533        3,466
                             2008        $22.533      $11.697        3,166
                             2009        $11.697      $17.967        1,127
                             2010        $17.967      $23.198          831
                             2011        $23.198      $21.020          792
                             2012        $21.020      $22.258          783
                             2013        $22.258      $29.870          743
                             2014        $29.870      $29.693          718

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.697      $17.297            0
                             2006        $17.297      $18.883          310
                             2007        $18.883      $18.976          310
                             2008        $18.976      $11.032          310
                             2009        $11.032      $15.791          381
                             2010        $15.791      $19.508          310
                             2011        $19.508      $17.383          310
                             2012        $17.383      $19.462          310
                             2013        $19.462      $32.548          310
                             2014        $32.548      $27.365            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.855      $19.209        1,492
                             2006        $19.209      $25.815        1,429
                             2007        $25.815      $20.843        1,244
                             2008        $20.843      $12.601        1,031
                             2009        $12.601      $15.805          938
                             2010        $15.805      $19.983          630
                             2011        $19.983      $20.611          412
                             2012        $20.611      $23.259          376
                             2013        $23.259      $23.101          341
                             2014        $23.101      $29.185          166

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION, AND
            THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.25

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $13.256      $13.528        62,234
                             2006        $13.528      $15.441        54,619
                             2007        $15.441      $15.794        44,684
                             2008        $15.794      $ 9.138        35,879
                             2009        $ 9.138      $10.729        31,354
                             2010        $10.729      $11.807        16,684
                             2011        $11.807      $12.219        14,972
                             2012        $12.219      $13.976        13,734
                             2013        $13.976      $18.351         9,760
                             2014        $18.351      $19.567         7,525
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.835      $15.069        22,175
                             2006        $15.069      $14.520        17,454
                             2007        $14.520      $15.958        13,547
                             2008        $15.958      $ 8.936         6,550
                             2009        $ 8.936      $11.584         6,001
                             2010        $11.584      $12.973         4,699
                             2011        $12.973      $12.780         3,626
                             2012        $12.780      $14.160         2,740
                             2013        $14.160      $18.474         2,485
                             2014        $18.474      $20.360         2,337
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.809         2,772
                             2006        $11.809      $15.568        10,204
                             2007        $15.568      $16.034        12,876
                             2008        $16.034      $ 7.307        13,303
                             2009        $ 7.307      $ 9.578        18,973
                             2010        $ 9.578      $ 9.747        11,118
                             2011        $ 9.747      $ 7.661         8,148
                             2012        $ 7.661      $ 8.534         8,180
                             2013        $ 8.534      $10.218         8,056
                             2014        $10.218      $ 9.325         8,878

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $12.073      $13.527         8,623
                             2006        $13.527      $13.114         8,538
                             2007        $13.114      $14.533         4,562
                             2008        $14.533      $ 8.532         3,019
                             2009        $ 8.532      $11.413         1,457
                             2010        $11.413      $12.229           598
                             2011        $12.229      $11.541           596
                             2012        $11.541      $13.074           593
                             2013        $13.074      $17.474           591
                             2014        $17.474      $19.408           589
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2005        $15.724      $16.359        39,183
                             2006        $16.359      $18.228        39,093
                             2007        $18.228      $18.052        30,143
                             2008        $18.052      $11.315        16,276
                             2009        $11.315      $15.748        13,747
                             2010        $15.748      $19.450        13,111
                             2011        $19.450      $17.340        11,676
                             2012        $17.340      $20.040         9,489
                             2013        $20.040      $26.909         5,434
                             2014        $26.909      $28.601         3,884
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.892         1,020
                             2006        $10.892      $13.124         3,735
                             2007        $13.124      $15.625        29,685
                             2008        $15.625      $ 9.640        28,349
                             2009        $ 9.640      $10.355             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.673           659
                             2006        $10.673      $12.603         5,146
                             2007        $12.603      $11.782         3,874
                             2008        $11.782      $ 6.779         2,888
                             2009        $ 6.779      $ 8.005         4,222
                             2010        $ 8.005      $ 8.702         2,773
                             2011        $ 8.702      $ 8.170         1,269
                             2012        $ 8.170      $ 9.208         1,246
                             2013        $ 9.208      $12.262         1,227
                             2014        $12.262      $13.252         1,204
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.824         8,956
                             2006        $11.824      $12.855        19,105
                             2007        $12.855      $14.709        27,527
                             2008        $14.709      $ 8.224        26,690
                             2009        $ 8.224      $10.869        15,854
                             2010        $10.869      $12.398        13,565
                             2011        $12.398      $11.760         8,667
                             2012        $11.760      $13.324         8,736
                             2013        $13.324      $17.022         6,802
                             2014        $17.022      $18.543         6,441
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.027         1,778
                             2006        $11.027      $12.142         5,215
                             2007        $12.142      $13.249         4,579
                             2008        $13.249      $ 7.509         9,341
                             2009        $ 7.509      $ 9.305        11,758
                             2010        $ 9.305      $10.399        13,708
                             2011        $10.399      $10.284        13,391
                             2012        $10.284      $11.863        11,594
                             2013        $11.863      $15.422        10,264
                             2014        $15.422      $16.585         9,653
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.416         3,562
                             2006        $10.416      $11.283         6,975
                             2007        $11.283      $11.286         2,557
                             2008        $11.286      $ 8.242         2,502
                             2009        $ 8.242      $11.537         2,437
                             2010        $11.537      $12.794         2,413
                             2011        $12.794      $12.947         2,381
                             2012        $12.947      $14.395           388
                             2013        $14.395      $14.844           433
                             2014        $14.844      $14.612           453

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.041         7,290
                             2006        $12.041      $13.205         7,834
                             2007        $13.205      $14.857         9,738
                             2008        $14.857      $ 8.753         7,778
                             2009        $ 8.753      $11.935         6,988
                             2010        $11.935      $14.971         7,694
                             2011        $14.971      $13.021         6,335
                             2012        $13.021      $14.552         2,922
                             2013        $14.552      $19.290         2,104
                             2014        $19.290      $19.954         2,036
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.154             0
                             2007        $10.154      $10.396         1,635
                             2008        $10.396      $10.423        17,552
                             2009        $10.423      $10.217        19,031
                             2010        $10.217      $ 9.975         7,382
                             2011        $ 9.975      $ 9.734        11,909
                             2012        $ 9.734      $ 9.496        23,976
                             2013        $ 9.496      $ 9.266         9,184
                             2014        $ 9.266      $ 9.040         8,767
FTVIP FRANKLIN FLEX CAP GROWTH VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.090         1,272
                             2006        $11.090      $11.384             0
                             2007        $11.384      $12.695             0
                             2008        $12.695      $ 8.011             0
                             2009        $ 8.011      $10.392             0
                             2010        $10.392      $11.781             0
                             2011        $11.781      $10.942             0
                             2012        $10.942      $11.663             0
                             2013        $11.663      $15.644             0
                             2014        $15.644      $16.194             0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.634      $10.719        14,368
                             2006        $10.719      $11.437        14,254
                             2007        $11.437      $11.460        12,744
                             2008        $11.460      $ 8.566        12,386
                             2009        $ 8.566      $11.926        11,635
                             2010        $11.926      $13.177        13,640
                             2011        $13.177      $13.443        11,277
                             2012        $13.443      $15.155         9,470
                             2013        $15.155      $15.943         5,857
                             2014        $15.943      $15.550         4,907

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.175      $11.078        76,105
                             2006        $11.078      $12.780        61,026
                             2007        $12.780      $12.935        44,637
                             2008        $12.935      $ 8.877        13,575
                             2009        $ 8.877      $11.743        13,078
                             2010        $11.743      $12.909        14,108
                             2011        $12.909      $12.895        13,829
                             2012        $12.895      $14.171        23,700
                             2013        $14.171      $15.753        21,061
                             2014        $15.753      $16.078        11,166
FTVIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.316         2,392
                             2006        $11.316      $13.586         5,063
                             2007        $13.586      $14.823         4,574
                             2008        $14.823      $10.346         3,808
                             2009        $10.346      $12.447           954
                             2010        $12.447      $13.596           917
                             2011        $13.596      $12.872           883
                             2012        $12.872      $14.235           850
                             2013        $14.235      $17.723           679
                             2014        $17.723      $18.277           676
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.888      $11.745        49,639
                             2006        $11.745      $13.565        50,319
                             2007        $13.565      $13.693        48,680
                             2008        $13.693      $ 8.401        37,815
                             2009        $ 8.401      $10.331        32,235
                             2010        $10.331      $11.208        28,232
                             2011        $11.208      $10.821        20,437
                             2012        $10.821      $12.060        17,971
                             2013        $12.060      $15.091        13,435
                             2014        $15.091      $15.771        10,934
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.453      $12.310        44,576
                             2006        $12.310      $14.587        32,629
                             2007        $14.587      $16.428        23,158
                             2008        $16.428      $ 9.555        15,164
                             2009        $ 9.555      $12.776        12,470
                             2010        $12.776      $13.512        14,182
                             2011        $13.512      $11.781        10,468
                             2012        $11.781      $13.588         9,389
                             2013        $13.588      $16.302         7,209
                             2014        $16.302      $14.133         7,921

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.463         2,852
                             2006        $10.463      $12.519         2,256
                             2007        $12.519      $12.243         6,122
                             2008        $12.243      $ 7.917         5,418
                             2009        $ 7.917      $ 9.139         5,266
                             2010        $ 9.139      $ 9.915         5,300
                             2011        $ 9.915      $ 8.991         3,122
                             2012        $ 8.991      $10.449         1,420
                             2013        $10.449      $13.582         1,420
                             2014        $13.582      $14.965         1,322
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.312        12,386
                             2006        $11.312      $12.821        12,216
                             2007        $12.821      $12.838         4,622
                             2008        $12.838      $ 7.926         1,642
                             2009        $ 7.926      $10.296         1,367
                             2010        $10.296      $12.557         1,279
                             2011        $12.557      $11.470           188
                             2012        $11.470      $13.256           159
                             2013        $13.256      $17.186             0
                             2014        $17.186      $19.042             0
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.278         7,303
                             2006        $11.278      $12.354        10,182
                             2007        $12.354      $10.037         4,483
                             2008        $10.037      $ 6.478         3,796
                             2009        $ 6.478      $ 8.069         2,701
                             2010        $ 8.069      $10.243         2,346
                             2011        $10.243      $10.061         2,625
                             2012        $10.061      $11.074         2,669
                             2013        $11.074      $14.653         2,394
                             2014        $14.653      $15.286         2,350

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND - INSTITUTIONAL
FORMERLY, GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.207         2,131
                             2006        $11.207      $12.344         3,422
                             2007        $12.344      $11.758         3,437
                             2008        $11.758      $ 7.280         3,100
                             2009        $ 7.280      $ 8.604         3,023
                             2010        $ 8.604      $ 9.472         3,040
                             2011        $ 9.472      $ 9.616         2,853
                             2012        $ 9.616      $10.737         2,879
                             2013        $10.737      $14.405         2,596
                             2014        $14.405      $16.354         2,337
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2005        $12.252      $12.867        25,650
                             2006        $12.867      $12.883        24,571
                             2007        $12.883      $14.659        16,961
                             2008        $14.659      $ 7.277        12,218
                             2009        $ 7.277      $11.759        11,178
                             2010        $11.759      $13.717         8,288
                             2011        $13.717      $12.528         7,280
                             2012        $12.528      $13.859         6,690
                             2013        $13.859      $18.902         4,630
                             2014        $18.902      $19.947         3,482
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
                             2005        $14.865      $16.265        40,547
                             2006        $16.265      $19.142        40,174
                             2007        $19.142      $20.119        31,164
                             2008        $20.119      $11.497        17,347
                             2009        $11.497      $15.609        14,256
                             2010        $15.609      $18.607        11,153
                             2011        $18.607      $18.304         9,438
                             2012        $18.304      $20.905         8,683
                             2013        $20.905      $27.316         5,889
                             2014        $27.316      $29.175         4,285

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $12.627      $13.377         8,695
                             2006        $13.377      $13.842         8,220
                             2007        $13.842      $15.086         4,397
                             2008        $15.086      $ 8.444         2,057
                             2009        $ 8.444      $ 9.945         1,952
                             2010        $ 9.945      $11.178         1,737
                             2011        $11.178      $10.020           876
                             2012        $10.020      $11.465             0
INVESCO V.I. COMSTOCK FUND - SERIES II
                             2005        $14.238      $14.462       196,363
                             2006        $14.462      $16.374       189,732
                             2007        $16.374      $15.601       150,721
                             2008        $15.601      $ 9.771        83,824
                             2009        $ 9.771      $12.240        62,194
                             2010        $12.240      $13.816        51,988
                             2011        $13.816      $13.195        41,179
                             2012        $13.195      $15.309        39,122
                             2013        $15.309      $20.260        30,748
                             2014        $20.260      $21.565        24,173
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.720        19,424
                             2007        $10.720      $11.281        11,535
                             2008        $11.281      $ 7.668         6,309
                             2009        $ 7.668      $ 9.574         5,446
                             2010        $ 9.574      $10.205         5,271
                             2011        $10.205      $ 9.927         5,033
                             2012        $ 9.927      $11.003         4,941
                             2013        $11.003      $13.840         4,112
                             2014        $13.840      $14.562         3,894
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2005        $12.842      $13.201        50,611
                             2006        $13.201      $14.274        43,834
                             2007        $14.274      $14.467        33,716
                             2008        $14.467      $ 8.968        21,010
                             2009        $ 8.968      $10.843        16,205
                             2010        $10.843      $11.658        11,455
                             2011        $11.658      $11.367         9,501
                             2012        $11.367      $13.126         8,591
                             2013        $13.126      $16.746         6,331
                             2014        $16.746      $18.385         5,774

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                             2005        $12.546      $13.144        46,391
                             2006        $13.144      $14.437        36,026
                             2007        $14.437      $14.556        32,146
                             2008        $14.556      $10.980        19,557
                             2009        $10.980      $13.121        18,988
                             2010        $13.121      $14.341        15,572
                             2011        $14.341      $13.810        18,097
                             2012        $13.810      $15.141        16,969
                             2013        $15.141      $18.448        15,604
                             2014        $18.448      $19.576        12,710
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.342        13,705
                             2012        $11.342      $12.548        10,024
                             2013        $12.548      $14.966         8,301
                             2014        $14.966      $14.672         5,332
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2005        $14.396      $14.912        28,587
                             2006        $14.912      $17.692        28,541
                             2007        $17.692      $18.426        25,097
                             2008        $18.426      $10.590        19,579
                             2009        $10.590      $11.996        18,172
                             2010        $11.996      $13.095        13,888
                             2011        $13.095      $14.079             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $13.724      $14.691        78,843
                             2006        $14.691      $16.623        79,246
                             2007        $16.623      $16.625        55,286
                             2008        $16.625      $10.994        33,729
                             2009        $10.994      $13.312        28,456
                             2010        $13.312      $14.571        25,045
                             2011        $14.571      $13.895        23,964
                             2012        $13.895      $15.500        21,127
                             2013        $15.500      $20.228        13,457
                             2014        $20.228      $21.701        12,336
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.325         1,314
                             2014        $17.325      $17.170           744

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2005        $12.018      $11.951        28,345
                             2006        $11.951      $12.711        25,841
                             2007        $12.711      $12.883        19,505
                             2008        $12.883      $ 9.653         7,974
                             2009        $ 9.653      $13.586         8,242
                             2010        $13.586      $14.575         5,514
                             2011        $14.575      $14.455         3,599
                             2012        $14.455      $16.711         2,087
                             2013        $16.711      $17.182             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2005        $12.503      $13.017        22,418
                             2006        $13.017      $14.473        16,710
                             2007        $14.473      $14.523        14,387
                             2008        $14.523      $10.422        10,283
                             2009        $10.422      $12.699         7,833
                             2010        $12.699      $13.893         5,527
                             2011        $13.893      $14.737             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.746         5,453
                             2012        $ 7.746      $ 8.710         4,422
                             2013        $ 8.710      $10.088         3,448
                             2014        $10.088      $ 9.850         3,421
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.741      $11.242         9,250
                             2006        $11.242      $12.173         9,212
                             2007        $12.173      $12.977         5,342
                             2008        $12.977      $ 9.029         3,714
                             2009        $ 9.029      $11.438         3,193
                             2010        $11.438      $12.697         3,118
                             2011        $12.697      $11.582         2,983
                             2012        $11.582      $12.498         2,968
                             2013        $12.498      $15.664         2,770
                             2014        $15.664      $15.919         2,610

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $14.307      $15.510         1,854
                             2006        $15.510      $15.877         5,087
                             2007        $15.877      $18.214         4,632
                             2008        $18.214      $ 9.446         3,888
                             2009        $ 9.446      $14.411         1,655
                             2010        $14.411      $17.895         1,642
                             2011        $17.895      $15.825         1,286
                             2012        $15.825      $17.233         1,276
                             2013        $17.233      $22.966         1,033
                             2014        $22.966      $24.129           878
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2005        $12.933      $13.178        64,876
                             2006        $13.178      $14.813        61,182
                             2007        $14.813      $15.173        40,469
                             2008        $15.173      $ 9.286        20,161
                             2009        $ 9.286      $11.420        20,302
                             2010        $11.420      $12.767        24,739
                             2011        $12.767      $12.647        23,628
                             2012        $12.647      $14.252        11,873
                             2013        $14.252      $18.292         8,222
                             2014        $18.292      $20.158         5,803
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $13.864      $14.261        36,380
                             2006        $14.261      $15.715        32,440
                             2007        $15.715      $15.538        20,565
                             2008        $15.538      $ 7.291        12,921
                             2009        $ 7.291      $10.508        10,284
                             2010        $10.508      $10.964         7,492
                             2011        $10.964      $10.334         7,092
                             2012        $10.334      $11.861         6,153
                             2013        $11.861      $15.422         3,848
                             2014        $15.422      $16.006         2,946
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.676         7,588
                             2007        $10.676      $11.900         7,542
                             2008        $11.900      $ 5.976         5,602
                             2009        $ 5.976      $ 7.960         5,552
                             2010        $ 7.960      $ 8.535         5,504
                             2011        $ 8.535      $ 9.268             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2005        $13.396      $14.946        12,802
                             2006        $14.946      $17.503        12,535
                             2007        $17.503      $20.495        10,042
                             2008        $20.495      $13.307         4,567
                             2009        $13.307      $15.427         2,760
                             2010        $15.427      $16.066         1,634
                             2011        $16.066      $18.155         1,166
                             2012        $18.155      $20.977           691
                             2013        $20.977      $24.055           536
                             2014        $24.055      $25.371             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2005        $13.320      $15.949         3,181
                             2006        $15.949      $16.750         7,063
                             2007        $16.750      $19.507         6,963
                             2008        $19.507      $ 9.705         6,570
                             2009        $ 9.705      $16.007         5,079
                             2010        $16.007      $19.635         4,683
                             2011        $19.635      $17.702           872
                             2012        $17.702      $19.275           866
                             2013        $19.275      $20.396             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2005        $13.817      $14.608         8,364
                             2006        $14.608      $18.511         8,311
                             2007        $18.511      $20.828         4,197
                             2008        $20.828      $11.613         4,158
                             2009        $11.613      $14.435         3,080
                             2010        $14.435      $15.064         1,727
                             2011        $15.064      $13.249         1,149
                             2012        $13.249      $15.272         1,126
                             2013        $15.272      $18.952           927
                             2014        $18.952      $16.758           921
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2005        $13.698      $14.226         3,870
                             2006        $14.226      $16.427         3,458
                             2007        $16.427      $18.697         2,468
                             2008        $18.697      $10.222         1,089
                             2009        $10.222      $ 9.738             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2005        $10.487      $10.547        90,593
                             2006        $10.547      $10.839        84,056
                             2007        $10.839      $11.180        66,765
                             2008        $11.180      $ 9.913        38,497
                             2009        $ 9.913      $11.827        34,055
                             2010        $11.827      $12.579        30,333
                             2011        $12.579      $12.851        24,042
                             2012        $12.851      $14.270        23,334
                             2013        $14.270      $14.035        21,611
                             2014        $14.035      $14.705        21,242
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2005        $ 9.811      $ 9.717        88,918
                             2006        $ 9.717      $ 9.862        65,153
                             2007        $ 9.862      $ 9.890        35,340
                             2008        $ 9.890      $ 8.180        16,180
                             2009        $ 8.180      $ 8.424        13,614
                             2010        $ 8.424      $ 8.401        13,565
                             2011        $ 8.401      $ 8.397        11,676
                             2012        $ 8.397      $ 8.442         8,794
                             2013        $ 8.442      $ 8.244         7,992
                             2014        $ 8.244      $ 8.110         7,556
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2005        $ 9.677      $ 9.681        69,278
                             2006        $ 9.681      $ 9.857        57,071
                             2007        $ 9.857      $10.064        37,871
                             2008        $10.064      $10.034        25,604
                             2009        $10.034      $ 9.790        20,320
                             2010        $ 9.790      $ 9.552        16,666
                             2011        $ 9.552      $ 9.321        15,259
                             2012        $ 9.321      $ 9.094        12,590
                             2013        $ 9.094      $ 8.873        11,831
                             2014        $ 8.873      $ 8.657        12,446

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2005        $12.754      $14.671        22,652
                             2006        $14.671      $14.874        23,211
                             2007        $14.874      $17.301        19,014
                             2008        $17.301      $ 8.819        18,448
                             2009        $ 8.819      $14.700        13,637
                             2010        $14.700      $18.275        12,227
                             2011        $18.275      $16.588         8,751
                             2012        $16.588      $18.139         9,247
                             2013        $18.139      $26.612         7,485
                             2014        $26.612      $27.376         5,953
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2005        $12.827      $13.524        15,534
                             2006        $13.524      $15.141        18,668
                             2007        $15.141      $16.007        17,363
                             2008        $16.007      $11.837        16,923
                             2009        $11.837      $13.793        22,215
                             2010        $13.793      $14.331        16,599
                             2011        $14.331      $12.845        14,336
                             2012        $12.845      $13.368         9,543
                             2013        $13.368      $14.190             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.442         2,944
                             2007        $ 9.442      $11.342         6,430
                             2008        $11.342      $ 6.212         9,626
                             2009        $ 6.212      $ 8.583        10,006
                             2010        $ 8.583      $10.404        10,460
                             2011        $10.404      $ 9.385        10,661
                             2012        $ 9.385      $ 9.625         7,984
                             2013        $ 9.625      $ 8.008         5,402
                             2014        $ 8.008      $ 6.358         5,894
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.648         3,456
                             2007        $10.648      $10.982           774
                             2008        $10.982      $ 9.143           676
                             2009        $ 9.143      $11.637           673
                             2010        $11.637      $12.721         1,680
                             2011        $12.721      $13.183         1,529
                             2012        $13.183      $15.144         1,466
                             2013        $15.144      $13.734           953
                             2014        $13.734      $13.587           945

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.066             0
                             2007        $10.066      $10.858             0
                             2008        $10.858      $ 9.837         2,392
                             2009        $ 9.837      $11.351         2,578
                             2010        $11.351      $11.961         2,873
                             2011        $11.961      $13.020         2,772
                             2012        $13.020      $13.799         2,881
                             2013        $13.799      $12.209         3,322
                             2014        $12.209      $12.267         3,346
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.248             0
                             2007        $10.248      $10.862         1,230
                             2008        $10.862      $11.096        19,198
                             2009        $11.096      $12.337        19,811
                             2010        $12.337      $13.000        21,232
                             2011        $13.000      $13.129        16,651
                             2012        $13.129      $14.023        14,463
                             2013        $14.023      $13.399        12,587
                             2014        $13.399      $13.618         8,430
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.754         3,013
                             2010        $ 7.754      $ 8.518         2,859
                             2011        $ 8.518      $ 8.471         7,964
                             2012        $ 8.471      $ 9.859         7,865
                             2013        $ 9.859      $12.736         7,691
                             2014        $12.736      $13.999         2,298

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2005        $11.880      $12.055        13,365
                             2006        $12.055      $13.163        13,379
                             2007        $13.163      $12.963         9,899
                             2008        $12.963      $ 7.496         4,447
                             2009        $ 7.496      $ 9.188         2,652
                             2010        $ 9.188      $ 9.934         2,631
                             2011        $ 9.934      $ 9.961         2,597
                             2012        $ 9.961      $10.935         2,512
                             2013        $10.935      $12.599         2,413
                             2014        $12.599      $13.604         2,356
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $13.249      $13.602         5,227
                             2006        $13.602      $15.383         5,215
                             2007        $15.383      $14.099         4,888
                             2008        $14.099      $ 8.432         4,461
                             2009        $ 8.432      $10.679         4,446
                             2010        $10.679      $11.916         4,432
                             2011        $11.916      $11.086         4,419
                             2012        $11.086      $12.885         4,405
                             2013        $12.885      $17.056         4,394
                             2014        $17.056      $18.426         3,898
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $14.272      $15.623        28,722
                             2006        $15.623      $19.468        28,470
                             2007        $19.468      $20.579        17,507
                             2008        $20.579      $11.252        15,481
                             2009        $11.252      $13.682        14,782
                             2010        $13.682      $14.687        11,715
                             2011        $14.687      $11.902        13,938
                             2012        $11.902      $14.156        13,207
                             2013        $14.156      $17.688        10,119
                             2014        $17.688      $16.086         6,772
PUTNAM VT INVESTORS FUND - CLASS IB
                             2005        $13.285      $14.103         4,040
                             2006        $14.103      $15.677         3,467
                             2007        $15.677      $14.502         3,369
                             2008        $14.502      $ 8.553         2,165
                             2009        $ 8.553      $10.916         2,108
                             2010        $10.916      $12.132           504
                             2011        $12.132      $11.842           458
                             2012        $11.842      $13.496           418
                             2013        $13.496      $17.792           385
                             2014        $17.792      $19.773           383

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.862         1,793
                             2006        $10.862      $12.295         2,686
                             2007        $12.295      $11.407         2,840
                             2008        $11.407      $ 6.147         3,149
                             2009        $ 6.147      $ 5.782             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $11.948      $12.321        16,656
                             2006        $12.321      $12.675        17,041
                             2007        $12.675      $13.046        10,766
                             2008        $13.046      $ 8.014         9,936
                             2009        $ 8.014      $12.815         9,708
                             2010        $12.815      $15.102         9,529
                             2011        $15.102      $12.104        16,403
                             2012        $12.104      $13.489        16,235
                             2013        $13.489      $18.914        12,765
                             2014        $18.914      $20.246         2,644
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2005        $12.061      $13.196         7,477
                             2006        $13.196      $14.266         7,379
                             2007        $14.266      $14.806         6,837
                             2008        $14.806      $12.281         4,504
                             2009        $12.281      $15.589         3,613
                             2010        $15.589      $16.690         2,839
                             2011        $16.690      $17.405         2,488
                             2012        $17.405      $20.015         1,966
                             2013        $20.015      $17.816         1,540
                             2014        $17.816      $17.884         1,497
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2005        $17.755      $23.173        14,594
                             2006        $23.173      $31.012        15,194
                             2007        $31.012      $42.491         9,319
                             2008        $42.491      $17.931         7,301
                             2009        $17.931      $29.760         6,887
                             2010        $29.760      $34.536         9,030
                             2011        $34.536      $27.549         6,772
                             2012        $27.549      $32.208         4,214
                             2013        $32.208      $31.076         3,347
                             2014        $31.076      $28.936         2,237

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2005        $13.373      $14.610        75,653
                             2006        $14.610      $17.321        66,294
                             2007        $17.321      $18.548        52,197
                             2008        $18.548      $12.858        32,208
                             2009        $12.858      $16.253        28,549
                             2010        $16.253      $18.085        25,814
                             2011        $18.085      $19.241        18,347
                             2012        $19.241      $21.697        16,319
                             2013        $21.697      $25.330        12,663
                             2014        $25.330      $25.826        11,064
UIF GLOBAL INFRASTRUCTURE - CLASS II
                             2014        $10.000      $27.055           452
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.377         7,028
                             2014        $15.377      $15.302         5,409
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $12.182      $13.726        26,167
                             2006        $13.726      $13.902        26,359
                             2007        $13.902      $16.499         9,835
                             2008        $16.499      $ 8.153         9,255
                             2009        $ 8.153      $13.136         5,348
                             2010        $13.136      $15.713         4,624
                             2011        $15.713      $14.864         3,473
                             2012        $14.864      $16.539         3,058
                             2013        $16.539      $23.836           757
                             2014        $23.836      $24.670           494
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $15.423      $17.651        51,361
                             2006        $17.651      $18.795        46,598
                             2007        $18.795      $22.480        33,740
                             2008        $22.480      $11.663        15,464
                             2009        $11.663      $17.906        11,597
                             2010        $17.906      $23.107         9,894
                             2011        $23.107      $20.927         8,018
                             2012        $20.927      $22.148         5,898
                             2013        $22.148      $29.707         4,075
                             2014        $29.707      $29.516         2,099

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2005        $15.684      $17.274        31,835
                             2006        $17.274      $18.848        26,580
                             2007        $18.848      $18.930        15,154
                             2008        $18.930      $11.000         8,798
                             2009        $11.000      $15.737         7,506
                             2010        $15.737      $19.431         6,465
                             2011        $19.431      $17.306         4,502
                             2012        $17.306      $19.365         4,390
                             2013        $19.365      $32.370         3,421
                             2014        $32.370      $27.202         2,739
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $16.840      $19.183        34,422
                             2006        $19.183      $25.767        30,701
                             2007        $25.767      $20.793        22,386
                             2008        $20.793      $12.565        14,297
                             2009        $12.565      $15.751        12,232
                             2010        $15.751      $19.904         9,878
                             2011        $19.904      $20.519         8,318
                             2012        $20.519      $23.145         6,955
                             2013        $23.145      $22.975         5,372
                             2014        $22.975      $29.011         4,511

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of
Allstate Financial Advisors Separate Account I and Board of Directors of
Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in
Note 6 for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 31, 2015

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ----------  ----------  -----------   -------    --------    --------
   Total assets......................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units...................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
Contracts in payout
 (annuitization) period.................         --          --           --        --          --          --
                                         ----------  ----------  -----------   -------    --------    --------
   Total net assets..................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
FUND SHARE INFORMATION
Number of shares........................    445,176     178,005      680,815     1,625      37,181      31,196
                                         ==========  ==========  ===========   =======    ========    ========
Cost of investments..................... $4,660,839  $1,845,284  $ 6,854,490   $16,377    $409,933    $342,453
                                         ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT VALUE (I)
   Lowest............................... $    10.27  $    12.32  $     11.90   $ 10.84    $  11.04    $  11.17
                                         ==========  ==========  ===========   =======    ========    ========
   Highest.............................. $    15.55  $    18.05  $     17.11   $ 11.63    $  13.90    $  14.03
                                         ==========  ==========  ===========   =======    ========    ========

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST         AST         AST         AST     AST CAPITAL     AST
                                            BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                            2022        2023        2024        2025     ALLOCATION    REALTY
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          --------    --------    --------     -------   ----------   --------
   Total assets.........................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
NET ASSETS
Accumulation units......................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
Contracts in payout (annuitization)
 period.................................        --          --          --          --           --         --
                                          --------    --------    --------     -------   ----------   --------
   Total net assets.....................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
FUND SHARE INFORMATION
Number of shares........................    11,377      58,877      40,162       3,003      429,658     10,377
                                          ========    ========    ========     =======   ==========   ========
Cost of investments.....................  $136,177    $574,456    $387,415     $33,219   $4,478,553   $ 81,642
                                          ========    ========    ========     =======   ==========   ========
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.49    $   9.81    $   9.63     $ 11.18   $    11.63   $  14.22
                                          ========    ========    ========     =======   ==========   ========
   Highest..............................  $  12.16    $  10.24    $   9.91     $ 11.34   $    18.47   $  28.17
                                          ========    ========    ========     =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                           SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------ -------------- ----------- ----------- -----------
                                                                       AST                       AST         AST
                                           AST FI                    FRANKLIN        AST       GOLDMAN     GOLDMAN
                                         PYRAMIS(R)     AST FI      TEMPLETON      GLOBAL       SACHS       SACHS
                                            ASSET      PYRAMIS    FOUNDING FUNDS    REAL      LARGE-CAP    MID-CAP
                                         ALLOCATION  QUANTITATIVE   ALLOCATION     ESTATE       VALUE      GROWTH
                                         ----------- ------------ -------------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          --------    ----------    ----------     ------      -------     -------
   Total assets.........................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
NET ASSETS
Accumulation units......................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
Contracts in payout (annuitization)
 period.................................        --            --            --         --           --          --
                                          --------    ----------    ----------     ------      -------     -------
   Total net assets.....................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
FUND SHARE INFORMATION
Number of shares........................    25,367       170,392       230,790        247          449       7,685
                                          ========    ==========    ==========     ======      =======     =======
Cost of investments.....................  $245,162    $1,661,800    $2,518,432     $1,754      $10,106     $39,036
                                          ========    ==========    ==========     ======      =======     =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  12.23    $    10.35    $    12.91     $12.09      $ 11.53     $ 16.48
                                          ========    ==========    ==========     ======      =======     =======
   Highest..............................  $  17.22    $    16.49    $    13.59     $21.79      $ 21.39     $ 25.12
                                          ========    ==========    ==========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                                            TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------- -------------
                                                         AST
                                             AST       GOLDMAN       AST
                                           GOLDMAN      SACHS      HERNDON                    AST           AST
                                            SACHS     SMALL-CAP   LARGE-CAP      AST     INTERNATIONAL INTERNATIONAL
                                         MULTI-ASSET    VALUE       VALUE    HIGH YIELD     GROWTH         VALUE
                                         ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value..............  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          --------     ------      -------     -------      -------       -------
   Total assets.........................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
NET ASSETS
Accumulation units......................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                          --------     ------      -------     -------      -------       -------
   Total net assets.....................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
FUND SHARE INFORMATION
Number of shares........................    42,067        443        1,954       9,193        3,387         3,377
                                          ========     ======      =======     =======      =======       =======
Cost of investments.....................  $385,273     $4,117      $22,424     $67,826      $40,536       $62,507
                                          ========     ======      =======     =======      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.15     $18.23      $ 10.47     $ 12.91      $  8.34       $  8.02
                                          ========     ======      =======     =======      =======       =======
   Highest..............................  $  15.06     $25.63      $ 20.11     $ 16.67      $ 16.28       $ 15.04
                                          ========     ======      =======     =======      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES       SERIES        SERIES       SERIES      SERIES
                                            TRUST       TRUST        TRUST         TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                                                                             AST
                                             AST         AST          AST           AST                    LOOMIS
                                         INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN      AST       SAYLES
                                            GRADE      GLOBAL    INTERNATIONAL   STRATEGIC    LARGE-CAP   LARGE-CAP
                                            BOND      THEMATIC      EQUITY     OPPORTUNITIES    VALUE      GROWTH
                                         ----------- ----------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value.............. $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ----------   --------      -------     ----------     ------     --------
   Total assets......................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
NET ASSETS
Accumulation units...................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
Contracts in payout (annuitization)
 period.................................         --         --           --             --         --           --
                                         ----------   --------      -------     ----------     ------     --------
   Total net assets..................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
FUND SHARE INFORMATION
Number of shares........................    297,081     13,589        2,055        201,234        413        5,336
                                         ==========   ========      =======     ==========     ======     ========
Cost of investments..................... $1,926,515   $132,480      $44,156     $2,504,288     $8,836     $117,410
                                         ==========   ========      =======     ==========     ======     ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    13.58   $  12.21      $  8.76     $    11.27     $11.17     $  13.21
                                         ==========   ========      =======     ==========     ======     ========
   Highest.............................. $    15.85   $  17.70      $ 15.83     $    14.79     $23.33     $  23.26
                                         ==========   ========      =======     ==========     ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                         AST
                                             AST                                                      NEUBERGER
                                         LORD ABBETT     AST         AST         AST         AST      BERMAN /
                                         CORE FIXED  MFS GLOBAL      MFS       MID-CAP      MONEY    LSV MID-CAP
                                           INCOME      EQUITY      GROWTH       VALUE      MARKET       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           -------     -------     ------      -------    --------     -------
   Total assets.........................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
NET ASSETS
Accumulation units......................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
Contracts in payout (annuitization)
 period.................................        --          --         --           --          --          --
                                           -------     -------     ------      -------    --------     -------
   Total net assets.....................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
FUND SHARE INFORMATION
Number of shares........................     4,854       4,337        224        2,257     432,046       1,004
                                           =======     =======     ======      =======    ========     =======
Cost of investments.....................   $50,772     $49,029     $1,946      $20,248    $432,046     $16,321
                                           =======     =======     ======      =======    ========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 12.29     $ 13.27     $13.79      $ 14.95    $   8.49     $ 15.44
                                           =======     =======     ======      =======    ========     =======
   Highest..............................   $ 15.15     $ 21.46     $21.54      $ 25.87    $   9.74     $ 28.51
                                           =======     =======     ======      =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES       SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------ ------------
                                             AST         AST         AST         AST
                                          NEUBERGER      NEW     PARAMETRIC     PIMCO        AST          AST
                                           BERMAN     DISCOVERY   EMERGING     LIMITED      PIMCO     PRESERVATION
                                           MID-CAP      ASSET      MARKETS    MATURITY   TOTAL RETURN    ASSET
                                           GROWTH    ALLOCATION    EQUITY       BOND         BOND      ALLOCATION
                                         ----------- ----------- ----------- ----------- ------------ ------------
ASSETS
Investments, at fair value..............   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           -------     ------      -------    --------     --------    ----------
   Total assets.........................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
NET ASSETS
Accumulation units......................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                           -------     ------      -------    --------     --------    ----------
   Total net assets.....................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares........................     1,581        437        1,693       9,203        8,518       570,705
                                           =======     ======      =======    ========     ========    ==========
Cost of investments.....................   $33,494     $5,239      $13,628    $100,757     $102,775    $6,087,067
                                           =======     ======      =======    ========     ========    ==========
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 13.52     $12.07      $  8.67    $   9.80     $  11.81    $    11.97
                                           =======     ======      =======    ========     ========    ==========
   Highest..............................   $ 23.65     $12.71      $ 14.77    $  11.72     $  14.04    $    15.02
                                           =======     ======      =======    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                             AST
                                             AST         AST                     AST      SCHRODERS
                                         PRUDENTIAL    QMA US        AST      SCHRODERS  MULTI-ASSET     AST
                                           GROWTH      EQUITY     RCM WORLD    GLOBAL       WORLD     SMALL-CAP
                                         ALLOCATION     ALPHA      TRENDS     TACTICAL   STRATEGIES    GROWTH
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ----------    -------   ----------   --------    --------     ------
   Total assets......................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
NET ASSETS
Accumulation units...................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
Contracts in payout (annuitization)
 period.................................         --         --           --         --          --         --
                                         ----------    -------   ----------   --------    --------     ------
   Total net assets..................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
FUND SHARE INFORMATION
Number of shares........................    720,369      2,631      126,584     38,050      40,081         29
                                         ==========    =======   ==========   ========    ========     ======
Cost of investments..................... $7,244,044    $33,424   $1,057,400   $388,345    $488,619     $  847
                                         ==========    =======   ==========   ========    ========     ======
ACCUMULATION UNIT VALUE
   Lowest............................... $    10.54    $ 13.25   $    11.03   $  11.62    $  10.87     $15.15
                                         ==========    =======   ==========   ========    ========     ======
   Highest.............................. $    17.79    $ 25.55   $    15.54   $  18.06    $  15.93     $25.38
                                         ==========    =======   ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                           ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES      SERIES       SERIES        SERIES        SERIES
                                             TRUST        TRUST       TRUST        TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ----------- ----------- ------------- ------------- -------------
                                              AST                                   AST           AST           AST
                                           SMALL-CAP       AST         AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                                            GROWTH      SMALL-CAP   TEMPLETON      ASSET        EQUITY       LARGE-CAP
                                         OPPORTUNITIES    VALUE    GLOBAL BOND  ALLOCATION      INCOME        GROWTH
                                         ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            -------      -------     -------    ----------      -------       -------
   Total assets.........................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
NET ASSETS
Accumulation units......................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
Contracts in payout (annuitization)
 period.................................         --           --          --            --           --            --
                                            -------      -------     -------    ----------      -------       -------
   Total net assets.....................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
FUND SHARE INFORMATION
Number of shares........................      1,804        1,434       4,916       253,029        6,043           840
                                            =======      =======     =======    ==========      =======       =======
Cost of investments.....................    $18,043      $15,864     $54,927    $4,160,656      $51,634       $ 8,663
                                            =======      =======     =======    ==========      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................    $ 12.84      $ 14.17     $ 10.35    $    12.42      $ 10.30       $ 15.91
                                            =======      =======     =======    ==========      =======       =======
   Highest..............................    $ 24.11      $ 23.81     $ 12.17    $    17.63      $ 21.35       $ 24.98
                                            =======      =======     =======    ==========      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                    ALLIANCE      ALLIANCE      ALLIANCE
                                                                    BERNSTEIN     BERNSTEIN     BERNSTEIN
                              ADVANCED     ADVANCED    ADVANCED     VARIABLE      VARIABLE      VARIABLE
                               SERIES       SERIES      SERIES       PRODUCT       PRODUCT       PRODUCT
                                TRUST        TRUST       TRUST     SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ----------- ----------- ------------- ------------- -------------
                                              AST         AST
                                 AST      WELLINGTON    WESTERN                   ALLIANCE      ALLIANCE
                            T. ROWE PRICE MANAGEMENT     ASSET      ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS
                               NATURAL      HEDGED     CORE PLUS  BERNSTEIN VPS   GROWTH &    INTERNATIONAL
                              RESOURCES     EQUITY       BOND        GROWTH        INCOME         VALUE
                            ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value.   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              --------     --------     -------    -----------   -----------   -----------
   Total assets............   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
NET ASSETS
Accumulation units.........   $101,434     $210,858     $12,832    $18,380,239   $54,199,892   $10,427,355
Contracts in payout
  (annuitization) period...         --           --          --         62,438        95,436            --
                              --------     --------     -------    -----------   -----------   -----------
   Total net assets........   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........      4,870       16,669       1,134        553,834     1,827,510       777,581
                              ========     ========     =======    ===========   ===========   ===========
Cost of investments........   $123,931     $182,942     $11,993    $10,228,578   $38,517,143   $12,536,976
                              ========     ========     =======    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
   Lowest..................   $   7.03     $   9.94     $ 11.43    $      9.80   $     15.40   $      9.19
                              ========     ========     =======    ===========   ===========   ===========
   Highest.................   $  14.04     $  18.12     $ 12.83    $     23.34   $     23.02   $     10.44
                              ========     ========     =======    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ---------------------------------------------------------------------------------------
                              ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                              VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY       DEUTSCHE
                               PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE      VARIABLE
                             SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.  SERIES I
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- ------------- ------------- ---------------- ---------------- -----------
                              ALLIANCE      ALLIANCE
                            BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                              LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY       DEUTSCHE
                               GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL BOND VIP A
                            ------------- ------------- ------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair value.  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             -----------   -----------    --------        -------           ------       --------
    Total assets...........  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
NET ASSETS
Accumulation units.........  $16,365,001   $13,533,713    $944,626        $11,747           $5,666       $267,054
Contracts in payout
 (annuitization) period....       36,279        44,248          --             --               --         32,094
                             -----------   -----------    --------        -------           ------       --------
    Total net assets.......  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
FUND SHARE
 INFORMATION
Number of shares...........      346,165       623,128      61,459          1,474              568         52,760
                             ===========   ===========    ========        =======           ======       ========
Cost of investments........  $ 8,772,193   $10,202,841    $720,586        $10,147           $4,285       $305,138
                             ===========   ===========    ========        =======           ======       ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.57   $     28.09    $  13.06        $ 22.18           $17.65       $  15.64
                             ===========   ===========    ========        =======           ======       ========
    Highest................  $     22.25   $     32.79    $  14.84        $ 22.57           $17.96       $  15.90
                             ===========   ===========    ========        =======           ======       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          DEUTSCHE    DEUTSCHE    DEUTSCHE     DEUTSCHE      DEUTSCHE     DEUTSCHE
                                          VARIABLE    VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                          SERIES I    SERIES I    SERIES I     SERIES I      SERIES II    SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ------------- -----------
                                          DEUTSCHE                DEUTSCHE                   DEUTSCHE     DEUTSCHE
                                           CAPITAL    DEUTSCHE     GLOBAL      DEUTSCHE    GLOBAL INCOME    MONEY
                                           GROWTH    CORE EQUITY  SMALL CAP  INTERNATIONAL    BUILDER      MARKET
                                            VIP A       VIP A       VIP A        VIP A       VIP A II     VIP A II
                                         ----------- ----------- ----------- ------------- ------------- -----------
ASSETS
Investments, at fair value.............. $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ----------   --------   ----------    --------     ----------    --------
   Total assets......................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
NET ASSETS
Accumulation units...................... $1,014,497   $614,819   $1,058,403    $190,739     $1,118,464    $137,839
Contracts in payout (annuitization)
 period.................................     71,344      2,139        4,968      26,393         85,986      25,512
                                         ----------   --------   ----------    --------     ----------    --------
   Total net assets..................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
FUND SHARE INFORMATION
Number of shares........................     36,255     48,351       72,784      27,625         48,922     163,351
                                         ==========   ========   ==========    ========     ==========    ========
Cost of investments..................... $  651,087   $420,553   $  991,537    $282,896     $1,070,149    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    20.00   $  17.94   $    33.45    $  11.65     $    15.38    $  10.21
                                         ==========   ========   ==========    ========     ==========    ========
   Highest.............................. $    20.33   $  18.23   $    33.99    $  11.84     $    15.53    $  10.30
                                         ==========   ========   ==========    ========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------
                                          DREYFUS
                                         SOCIALLY                 DREYFUS     DREYFUS
                             DEUTSCHE   RESPONSIBLE   DREYFUS    VARIABLE    VARIABLE    FEDERATED
                             VARIABLE     GROWTH    STOCK INDEX INVESTMENT  INVESTMENT   INSURANCE
                             SERIES II  FUND, INC.     FUND        FUND        FUND       SERIES
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                             DEUTSCHE     DREYFUS                                        FEDERATED
                             SMALL MID   SOCIALLY     DREYFUS       VIF         VIF        PRIME
                            CAP GROWTH  RESPONSIBLE STOCK INDEX  GROWTH &      MONEY       MONEY
                             VIP A II   GROWTH FUND    FUND       INCOME      MARKET      FUND II
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             --------     -------    --------     -------    --------   ----------
    Total assets...........  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
NET ASSETS
Accumulation units.........  $400,816     $22,229    $601,225     $91,604    $340,831   $4,771,281
Contracts in payout
 (annuitization) period....     2,143          --       2,547          --          --       75,847
                             --------     -------    --------     -------    --------   ----------
    Total net assets.......  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    17,658         484      13,420       2,803     340,831    4,847,128
                             ========     =======    ========     =======    ========   ==========
Cost of investments........  $258,350     $14,872    $395,774     $59,455    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  18.38     $ 10.40    $  13.91     $ 14.37    $   9.10   $     9.11
                             ========     =======    ========     =======    ========   ==========
    Highest................  $  18.56     $ 20.01    $  22.45     $ 20.69    $  11.72   $    12.36
                             ========     =======    ========     =======    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------
                              FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       VIP
                                 VIP           VIP                      VIP HIGH                   INVESTMENT
                             CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500  GRADE BOND
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ----------     --------     ----------     --------     ----------    ----------
    Total assets...........  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
NET ASSETS
Accumulation units.........  $4,500,022     $772,645     $3,418,407     $519,144     $3,896,750    $1,213,180
Contracts in payout
 (annuitization) period....       9,436          584         43,640        1,131         26,457         1,377
                             ----------     --------     ----------     --------     ----------    ----------
    Total net assets.......  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........     120,703       31,859         54,538       94,253         18,851        94,961
                             ==========     ========     ==========     ========     ==========    ==========
Cost of investments........  $2,987,479     $668,266     $2,114,091     $554,826     $2,538,967    $1,204,903
                             ==========     ========     ==========     ========     ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    20.26     $  17.39     $    11.07     $  14.37     $    14.18    $    18.21
                             ==========     ========     ==========     ========     ==========    ==========
    Highest................  $    36.72     $  22.02     $    24.15     $  17.04     $    17.00    $    19.37
                             ==========     ========     ==========     ========     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                                              FIDELITY          FIDELITY          FIDELITY          FIDELITY
                              FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                              VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP ASSET
                                               MANAGER             VIP               VIP           VIP FREEDOM
                                 VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                              OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              --------         -------         -----------        --------         ----------
    Total assets...........   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
NET ASSETS
Accumulation units.........   $720,082         $12,995         $42,840,350        $617,227         $4,307,586
Contracts in payout
 (annuitization) period....        812              --             163,849              --                 --
                              --------         -------         -----------        --------         ----------
    Total net assets.......   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares...........     38,550             686           1,171,777          25,901            347,947
                              ========         =======         ===========        ========         ==========
Cost of investments........   $693,726         $ 7,801         $32,146,572        $551,713         $3,677,853
                              ========         =======         ===========        ========         ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  10.87         $ 14.54         $     14.40        $  15.70         $    12.38
                              ========         =======         ===========        ========         ==========
    Highest................   $  14.22         $ 17.09         $     28.44        $  20.47         $    14.02
                              ========         =======         ===========        ========         ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                               VIP FREEDOM
                             2020 PORTFOLIO
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,911,900
                               ----------
    Total assets...........    $3,911,900
                               ==========
NET ASSETS
Accumulation units.........    $3,911,900
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,911,900
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       308,024
                               ==========
Cost of investments........    $3,251,024
                               ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.28
                               ==========
    Highest................    $    13.90
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP FREEDOM                             VIP
                               VIP FREEDOM         INCOME                             GROWTH &             VIP
                             2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME         GROWTH STOCK
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ----------        ----------         --------         ----------        ----------
    Total assets...........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
NET ASSETS
Accumulation units.........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
Contracts in payout
 (annuitization) period....            --                --               --                 --                --
                               ----------        ----------         --------         ----------        ----------
    Total net assets.......    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
FUND SHARE
 INFORMATION
Number of shares...........       167,811           135,264            2,508            311,018            79,504
                               ==========        ==========         ========         ==========        ==========
Cost of investments........    $1,823,282        $1,394,405         $ 84,387         $4,235,052        $1,280,278
                               ==========        ==========         ========         ==========        ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    12.45        $    11.27         $  13.28         $    16.34        $    16.31
                               ==========        ==========         ========         ==========        ==========
    Highest................    $    14.09        $    12.76         $  19.84         $    18.58        $    18.46
                               ==========        ==========         ========         ==========        ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                                   VIP
                               HIGH INCOME
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,846,223
                               ----------
    Total assets...........    $3,846,223
                               ==========
NET ASSETS
Accumulation units.........    $3,846,223
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,846,223
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       717,579
                               ==========
Cost of investments........    $4,007,912
                               ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    14.40
                               ==========
    Highest................    $    21.62
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------

                                               VIP INVESTMENT                         VIP MONEY
                              VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET         VIP OVERSEAS
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ----------          ------          -----------       ----------          -------
    Total assets...........    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
NET ASSETS
Accumulation units.........    $7,955,258          $1,380          $11,997,640       $8,454,564          $33,873
Contracts in payout
 (annuitization) period....         9,486              --              152,973           16,058               --
                               ----------          ------          -----------       ----------          -------
    Total net assets.......    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares...........        38,660             110              329,821        8,470,622            1,826
                               ==========          ======          ===========       ==========          =======
Cost of investments........    $5,928,539          $1,405          $10,292,194       $8,470,622          $32,852
                               ==========          ======          ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    14.55          $15.23          $     14.51       $     8.92          $ 12.59
                               ==========          ======          ===========       ==========          =======
    Highest................    $    21.59          $15.23          $     22.35       $    10.01          $ 19.03
                               ==========          ======          ===========       ==========          =======

                            --------------
                               FRANKLIN
                              TEMPLETON
                               VARIABLE
                              INSURANCE
                            PRODUCTS TRUST
                             SUB-ACCOUNT
                            --------------
                               FRANKLIN
                               FLEX CAP
                                GROWTH
                                 VIP
                            --------------
ASSETS
Investments, at fair value.   $1,854,897
                              ----------
    Total assets...........   $1,854,897
                              ==========
NET ASSETS
Accumulation units.........   $1,854,897
Contracts in payout
 (annuitization) period....           --
                              ----------
    Total net assets.......   $1,854,897
                              ==========
FUND SHARE
 INFORMATION
Number of shares...........      111,673
                              ==========
Cost of investments........   $1,311,810
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.95
                              ==========
    Highest................   $    18.14
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                            FRANKLIN                                     FRANKLIN       FRANKLIN
                                           GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP    MUTUAL GLOBAL
                                             INCOME      HIGH INCOME       INCOME         GROWTH       DISCOVERY
                                              VIP            VIP            VIP            VIP            VIP
                                         -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value..............  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          -----------     ----------    ------------   -----------    -----------
   Total assets.........................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
NET ASSETS
Accumulation units......................  $26,993,452     $9,072,775    $114,794,225   $28,348,436    $15,355,969
Contracts in payout (annuitization)
 period.................................       44,101             --         614,240        84,316        170,810
                                          -----------     ----------    ------------   -----------    -----------
   Total net assets.....................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
FUND SHARE INFORMATION
Number of shares........................    1,613,219      1,415,410       7,213,029     1,239,440        702,251
                                          ===========     ==========    ============   ===========    ===========
Cost of investments.....................  $21,524,291     $8,956,782    $110,137,254   $19,082,520    $14,717,249
                                          ===========     ==========    ============   ===========    ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     19.69     $    15.30    $      15.64   $     14.44    $     14.41
                                          ===========     ==========    ============   ===========    ===========
   Highest..............................  $     23.41     $    17.65    $      18.25   $     16.71    $     20.47
                                          ===========     ==========    ============   ===========    ===========

                                         --------------
                                            FRANKLIN
                                           TEMPLETON
                                            VARIABLE
                                           INSURANCE
                                         PRODUCTS TRUST
                                          SUB-ACCOUNT
                                         --------------

                                            FRANKLIN
                                         MUTUAL SHARES
                                              VIP
                                         --------------
ASSETS
Investments, at fair value..............  $65,115,364
                                          -----------
   Total assets.........................  $65,115,364
                                          ===========
NET ASSETS
Accumulation units......................  $64,773,550
Contracts in payout (annuitization)
 period.................................      341,814
                                          -----------
   Total net assets.....................  $65,115,364
                                          ===========
FUND SHARE INFORMATION
Number of shares........................    2,881,211
                                          ===========
Cost of investments.....................  $49,400,207
                                          ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     15.51
                                          ===========
   Highest..............................  $     29.64
                                          ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN    FRANKLIN U.S.    TEMPLETON
                              SMALL CAP    SMALL-MID CAP    GOVERNMENT     DEVELOPING     TEMPLETON      TEMPLETON
                                VALUE          GROWTH       SECURITIES      MARKETS        FOREIGN      GLOBAL BOND
                                 VIP            VIP            VIP            VIP            VIP            VIP
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total assets...........  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.........  $26,345,761     $1,067,211    $15,435,575    $10,749,154    $63,312,172     $1,297,259
Contracts in payout
 (annuitization) period....      185,192             --         85,154         65,763        169,906        128,996
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total net assets.......  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,188,663         45,298      1,219,225      1,175,534      4,218,078         79,280
                             ===========     ==========    ===========    ===========    ===========     ==========
Cost of investments........  $18,782,849     $  814,039    $15,702,101    $11,884,261    $62,050,483     $1,335,096
                             ===========     ==========    ===========    ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     18.58     $    12.50    $     11.18    $     19.80    $     12.90     $    22.41
                             ===========     ==========    ===========    ===========    ===========     ==========
    Highest................  $     33.81     $    34.53    $     13.02    $     32.01    $     22.21     $    34.86
                             ===========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------------
                                            FRANKLIN
                                           TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                            VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ------------- ------------- -------------
                                                                                         VIT
                                           TEMPLETON         VIT           VIT        SMALL CAP        VIT           VIT
                                             GROWTH       LARGE CAP      MID CAP       EQUITY       STRATEGIC    U.S. EQUITY
                                              VIP           VALUE         VALUE       INSIGHTS       GROWTH       INSIGHTS
                                         -------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            --------     ----------    ----------    ----------      -------     ----------
   Total assets.........................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units......................    $917,159     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,923,056
Contracts in payout (annuitization)
 period.................................      38,652             --            --            --           --         12,033
                                            --------     ----------    ----------    ----------      -------     ----------
   Total net assets.....................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
FUND SHARE INFORMATION
Number of shares........................      65,422        288,115       169,060       434,537        1,468        272,356
                                            ========     ==========    ==========    ==========      =======     ==========
Cost of investments.....................    $812,782     $3,232,689    $2,662,686    $5,641,824      $18,361     $3,379,350
                                            ========     ==========    ==========    ==========      =======     ==========
ACCUMULATION UNIT VALUE
   Lowest...............................    $  14.98     $    14.74    $    18.76    $    15.06      $ 12.52     $    13.89
                                            ========     ==========    ==========    ==========      =======     ==========
   Highest..............................    $  22.52     $    18.50    $    44.54    $    28.70      $ 19.51     $    20.34
                                            ========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                          FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND      INCOME
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total assets......................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
NET ASSETS
Accumulation units...................... $85,118,364  $44,808,093  $29,689,411  $82,869,436  $150,017,811  $7,935,589
Contracts in payout (annuitization)
 period.................................   1,010,145      297,868      126,683    1,781,047     2,060,618     128,211
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total net assets..................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
FUND SHARE INFORMATION
Number of shares........................   1,569,397    2,264,355    1,556,164    2,064,142     6,552,280   1,261,941
                                         ===========  ===========  ===========  ===========  ============  ==========
Cost of investments..................... $57,569,162  $32,580,751  $18,995,535  $51,802,476  $ 83,235,723  $9,147,335
                                         ===========  ===========  ===========  ===========  ============  ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $      7.91  $     20.96  $     18.60  $     11.73  $      15.68  $    12.64
                                         ===========  ===========  ===========  ===========  ============  ==========
   Highest.............................. $     23.92  $     35.10  $     25.70  $     30.42  $      61.67  $    16.53
                                         ===========  ===========  ===========  ===========  ============  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------- ------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.  INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL   MANAGED
                                            INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH      VOLATILITY
                                         ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments, at fair value.............. $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total assets......................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
NET ASSETS
Accumulation units...................... $26,835,107  $32,572,439   $8,357,249  $14,353,954   $20,186,265   $6,336,388
Contracts in payout (annuitization)
 period.................................     194,154      327,899      261,285      176,104       402,546      209,497
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total net assets..................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares........................   1,427,853    3,680,127      734,117    2,627,497       590,445      344,158
                                         ===========  ===========   ==========  ===========   ===========   ==========
Cost of investments..................... $21,926,519  $30,498,285   $8,903,281  $15,094,579   $13,298,935   $5,539,591
                                         ===========  ===========   ==========  ===========   ===========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     10.76  $     11.65   $    12.87  $      7.16   $     13.84   $    24.25
                                         ===========  ===========   ==========  ===========   ===========   ==========
   Highest.............................. $     28.40  $     27.39   $    17.81  $     28.47   $     27.20   $    25.86
                                         ===========  ===========   ==========  ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I.     VALUE
                                         CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY  OPPORTUNITIES
                                         ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.............. $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total assets......................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units...................... $10,815,627   $8,027,592   $5,721,304  $33,772,175   $2,927,286   $7,477,879
Contracts in payout (annuitization)
 period.................................      70,911       79,139      120,445      383,718       37,410      120,923
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total net assets..................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE INFORMATION
Number of shares........................     774,291    1,402,549    5,841,749    1,844,271      150,111      772,236
                                         ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments..................... $ 9,406,367   $5,674,847   $5,841,749  $20,725,706   $2,078,211   $6,268,484
                                         ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     16.83   $    17.46   $     9.82  $     13.99   $    17.67   $    14.08
                                         ===========   ==========   ==========  ===========   ==========   ==========
   Highest.............................. $     24.70   $    25.87   $    11.89  $     19.23   $    18.84   $    17.02
                                         ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                         FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II   INCOME II
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total assets......................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
NET ASSETS
Accumulation units...................... $23,439,892  $28,544,369  $ 99,982,005  $1,854,281  $34,361,022    $149,129
Contracts in payout (annuitization)
 period.................................      70,775       70,242       285,176       1,057       94,470          --
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total net assets..................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
FUND SHARE INFORMATION
Number of shares........................     438,386    1,448,841     5,255,093      45,766    1,490,934      23,448
                                         ===========  ===========  ============  ==========  ===========    ========
Cost of investments..................... $11,931,274  $21,243,549  $ 62,649,919  $1,163,914  $20,425,903    $167,667
                                         ===========  ===========  ============  ==========  ===========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $     12.10  $     21.45  $      16.62  $    14.37  $     14.42    $  11.94
                                         ===========  ===========  ============  ==========  ===========    ========
   Highest.............................. $     22.87  $     33.45  $      24.72  $    19.43  $     21.08    $  13.77
                                         ===========  ===========  ============  ==========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         --------------------------------------------------------------------------------
                                           INVESCO      INVESCO       INVESCO      INVESCO       INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES      SERVICES     SERVICES      SERVICES
                                         (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------- ------------ ------------- -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.               INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.  INTERNATIONAL
                                          INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II   GROWTH II
                                         ------------ ------------ ------------- ------------ ------------- -------------
ASSETS
Investments, at fair value.............. $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total assets......................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
NET ASSETS
Accumulation units...................... $33,601,075  $15,427,041    $290,784    $51,391,937   $9,218,651    $2,353,957
Contracts in payout (annuitization)
 period.................................     296,986       46,781          --        140,267        9,291            --
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total net assets..................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
FUND SHARE INFORMATION
Number of shares........................   1,797,352    1,732,791      24,981      2,053,894    1,677,808        68,389
                                         ===========  ===========    ========    ===========   ==========    ==========
Cost of investments..................... $25,720,227  $14,174,985    $304,590    $38,707,781   $9,680,681    $1,998,444
                                         ===========  ===========    ========    ===========   ==========    ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     11.98  $     12.13    $  11.94    $     21.32   $     8.35    $     9.72
                                         ===========  ===========    ========    ===========   ==========    ==========
   Highest.............................. $     22.44  $     16.82    $  13.79    $     26.91   $    21.12    $    22.39
                                         ===========  ===========    ========    ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                          (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            MANAGED    MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                         VOLATILITY II  EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                                         ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value..............   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           --------     ----------   ----------    --------   -----------     -------
   Total assets.........................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
NET ASSETS
Accumulation units......................   $158,709     $1,738,716   $9,256,282    $673,474   $55,156,227     $11,529
Contracts in payout (annuitization)
 period.................................         --         12,499       50,558      17,768       244,331          --
                                           --------     ----------   ----------    --------   -----------     -------
   Total net assets.....................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
FUND SHARE INFORMATION
Number of shares........................      8,406        126,533    1,621,401     691,242     3,007,631         603
                                           ========     ==========   ==========    ========   ===========     =======
Cost of investments.....................   $140,220     $1,553,223   $6,802,822    $691,242   $33,056,894     $ 8,491
                                           ========     ==========   ==========    ========   ===========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $  21.91     $    15.66   $    16.99    $   8.42   $     12.83     $ 15.94
                                           ========     ==========   ==========    ========   ===========     =======
   Highest..............................   $  24.65     $    20.52   $    27.66    $   9.73   $     23.11     $ 17.93
                                           ========     ==========   ==========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                INVESCO                                  LEGG MASON
                               INVESTMENT                    LAZARD       PARTNERS
                                SERVICES        JANUS      RETIREMENT     VARIABLE     LORD ABBETT   LORD ABBETT
                              (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST   SERIES FUND   SERIES FUND
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ------------ ------------ -------------- -------------- -----------
                                                                        CLEARBRIDGE
                                INVESCO                     EMERGING   VARIABLE LARGE
                               V.I. VALUE       FORTY       MARKETS      CAP VALUE                   FUNDAMENTAL
                            OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I   BOND-DEBENTURE   EQUITY
                            ---------------- ------------ ------------ -------------- -------------- -----------
ASSETS
Investments, at fair value.    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ----------      -------       ------        ------      -----------   ----------
    Total assets...........    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
NET ASSETS
Accumulation units.........    $4,876,900      $10,659       $  489        $2,351      $19,189,839   $5,269,371
Contracts in payout
 (annuitization) period....           879           --           --            --          149,885       24,742
                               ----------      -------       ------        ------      -----------   ----------
    Total net assets.......    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........       498,241          265           25           121        1,626,554      284,477
                               ==========      =======       ======        ======      ===========   ==========
Cost of investments........    $3,897,555      $ 7,089       $  410        $2,079      $19,259,259   $4,730,671
                               ==========      =======       ======        ======      ===========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.40      $ 23.85       $48.02        $19.52      $     15.26   $    17.81
                               ==========      =======       ======        ======      ===========   ==========
    Highest................    $    18.35      $ 23.85       $48.02        $19.52      $     17.67   $    20.62
                               ==========      =======       ======        ======      ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                  MFS VARIABLE MFS VARIABLE  MFS VARIABLE
                            LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE    INSURANCE      INSURANCE
                            SERIES FUND  SERIES FUND  SERIES FUND    TRUST        TRUST          TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                            ----------- ------------- ----------- ------------ ------------ ---------------
                            GROWTH AND     GROWTH       MID-CAP                    MFS            MFS
                              INCOME    OPPORTUNITIES    STOCK     MFS GROWTH   HIGH YIELD  INVESTORS TRUST
                            ----------- ------------- ----------- ------------ ------------ ---------------
ASSETS
Investments, at fair value. $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            -----------  ----------   -----------   --------     --------     ----------
    Total assets........... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
NET ASSETS
Accumulation units......... $13,373,255  $8,326,594   $15,413,114   $751,746     $673,606     $1,146,970
Contracts in payout
 (annuitization) period....      69,998       7,868       137,089     37,658           --          8,018
                            -----------  ----------   -----------   --------     --------     ----------
    Total net assets....... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares...........     378,257     645,582       597,625     19,859      110,246         37,981
                            ===========  ==========   ===========   ========     ========     ==========
Cost of investments........ $10,255,375  $9,060,943   $11,323,579   $521,393     $683,119     $  721,953
                            ===========  ==========   ===========   ========     ========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     14.16  $    19.10   $     15.88   $  10.29     $  17.83     $    14.90
                            ===========  ==========   ===========   ========     ========     ==========
    Highest................ $     16.39  $    22.11   $     18.39   $  26.74     $  18.97     $    18.68
                            ===========  ==========   ===========   ========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                                                                  MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE
                             INSURANCE    INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST
                               TRUST        TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- --------------- ---------------
                                                                                                  MFS INVESTORS
                              MFS NEW                 MFS RESEARCH                 MFS GROWTH         TRUST
                             DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------ ------------ ------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ----------    --------     --------     --------        -------        --------
    Total assets...........  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
NET ASSETS
Accumulation units.........  $1,365,556    $604,596     $698,432     $262,011        $82,735        $132,448
Contracts in payout
 (annuitization) period....          --       4,952        1,363           --             --              --
                             ----------    --------     --------     --------        -------        --------
    Total net assets.......  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
FUND SHARE
 INFORMATION
Number of shares...........      83,674      20,939       51,837        7,715          2,134           4,396
                             ==========    ========     ========     ========        =======        ========
Cost of investments........  $1,255,365    $405,660     $620,430     $185,578        $55,602        $ 76,467
                             ==========    ========     ========     ========        =======        ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    16.51    $  13.01     $  18.73     $  30.56        $ 14.91        $  15.51
                             ==========    ========     ========     ========        =======        ========
    Highest................  $    35.06    $  17.59     $  19.92     $  32.66        $ 24.34        $  21.15
                             ==========    ========     ========     ========        =======        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------------
                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                               INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                 TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            --------------- --------------- --------------- -------------- -------------- --------------
                                MFS NEW
                               DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN                      LIMITED
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY      INCOME PLUS      DURATION
                            --------------- --------------- --------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               --------         -------       ----------     -----------    -----------     ----------
    Total assets...........    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
NET ASSETS
Accumulation units.........    $110,774         $41,948       $1,372,884     $30,705,448    $61,113,130     $7,203,020
Contracts in payout
 (annuitization) period....          --              --               --         314,903        964,313         32,606
                               --------         -------       ----------     -----------    -----------     ----------
    Total net assets.......    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........       7,240           1,455           41,006       1,733,949      5,234,186        966,038
                               ========         =======       ==========     ===========    ===========     ==========
Cost of investments........    $102,577         $21,311       $  930,326     $30,018,556    $56,021,575     $8,583,559
                               ========         =======       ==========     ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  16.69         $ 15.49       $    23.84     $     11.14    $     17.68     $     9.39
                               ========         =======       ==========     ===========    ===========     ==========
    Highest................    $  23.83         $ 22.84       $    33.76     $     54.91    $     53.69     $    11.92
                               ========         =======       ==========     ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------------------------
                                                           MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                               VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                              INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                                SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                              EUROPEAN                          LIMITED
                                             MULTI CAP         EQUITY        INCOME PLUS        DURATION       MONEY MARKET
                             MONEY MARKET      GROWTH     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total assets...........  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
NET ASSETS
Accumulation units.........  $25,973,076    $188,193,222     $8,142,571      $67,894,644      $27,491,497      $29,792,225
Contracts in payout
 (annuitization) period....      396,285       1,719,397         84,147          151,478           68,581          374,855
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total net assets.......  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........   26,369,361       3,388,272        461,398        5,756,863        3,689,435       30,167,079
                             ===========    ============     ==========      ===========      ===========      ===========
Cost of investments........  $26,369,361    $120,436,549     $7,956,365      $61,683,514      $33,029,742      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.................  $      9.30    $      15.85     $    10.24      $     14.44      $      7.97      $      8.50
                             ===========    ============     ==========      ===========      ===========      ===========
    Highest................  $     24.09    $     223.59     $    19.21      $     20.87      $     10.29      $     10.30
                             ===========    ============     ==========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------
                             MORGAN STANLEY   NEUBERGER
                                VARIABLE       BERMAN
                               INVESTMENT     ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER
                                 SERIES      MANAGEMENT    VARIABLE       VARIABLE      VARIABLE      VARIABLE
                            (CLASS Y SHARES)    TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ----------- ------------- -------------- ------------- -------------
                                                                                                     OPPENHEIMER
                               MULTI CAP         AMT      OPPENHEIMER                                 DISCOVERY
                                 GROWTH       LARGE CAP     CAPITAL     OPPENHEIMER    OPPENHEIMER     MID CAP
                            (CLASS Y SHARES)    VALUE    APPRECIATION  CAPITAL INCOME   CORE BOND      GROWTH
                            ---------------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              -----------      -------    ----------     ----------     --------      --------
    Total assets...........   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
NET ASSETS
Accumulation units.........   $53,516,073      $21,352    $3,314,715     $1,372,349     $687,584      $626,766
Contracts in payout
 (annuitization) period....        96,963           --         7,159        106,967           --            --
                              -----------      -------    ----------     ----------     --------      --------
    Total net assets.......   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
FUND SHARE
 INFORMATION
Number of shares...........       972,131        1,303        51,208        100,840       86,380         7,952
                              ===========      =======    ==========     ==========     ========      ========
Cost of investments........   $32,978,580      $19,395    $1,986,677     $1,343,348     $821,365      $368,143
                              ===========      =======    ==========     ==========     ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     14.48      $ 18.97    $    11.94     $    11.96     $  11.78      $   7.38
                              ===========      =======    ==========     ==========     ========      ========
    Highest................   $     31.39      $ 20.37    $    19.27     $    15.76     $  12.53      $  18.37
                              ===========      =======    ==========     ==========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------------
                                                                                          OPPENHEIMER      OPPENHEIMER
                                                                                           VARIABLE         VARIABLE
                             OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                              VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                            ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
                                            OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                             OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                               GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
ASSETS
Investments, at fair value.  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total assets...........  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
NET ASSETS
Accumulation units.........  $2,522,448      $1,700,355     $1,604,105    $1,282,927      $24,440,249      $9,205,287
Contracts in payout
 (annuitization) period....       5,171         146,188         21,336         1,446           72,931          33,591
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total net assets.......  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
FUND SHARE
 INFORMATION
Number of shares...........      63,990         348,404         48,362        48,357          381,231         637,604
                             ==========      ==========     ==========    ==========      ===========      ==========
Cost of investments........  $1,832,210      $1,766,592     $  997,086    $  808,660      $14,276,926      $9,131,470
                             ==========      ==========     ==========    ==========      ===========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    17.51      $     4.01     $    13.92    $    34.88      $     17.72      $    13.29
                             ==========      ==========     ==========    ==========      ===========      ==========
    Highest................  $    28.90      $    21.17     $    20.99    $    37.10      $     20.94      $    15.80
                             ==========      ==========     ==========    ==========      ===========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------------------
                              OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                               VARIABLE        VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                             ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                            (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
                                              OPPENHEIMER
                                               DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                              OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET
                            CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair value.   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total assets...........   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
NET ASSETS
Accumulation units.........   $21,887,744     $7,183,116      $10,794,517     $52,435,168      $39,847,178      $17,797,521
Contracts in payout
 (annuitization) period....        20,753         17,098          133,313         382,082          154,174          128,159
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total net assets.......   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........     2,787,341         94,479          279,413       9,744,880        1,200,161          682,623
                              ===========     ==========      ===========     ===========      ===========      ===========
Cost of investments........   $24,021,231     $4,132,438      $ 8,130,390     $51,787,839      $24,384,792      $11,610,354
                              ===========     ==========      ===========     ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $      8.03     $    18.95      $     24.31     $     15.71      $     19.62      $     29.95
                              ===========     ==========      ===========     ===========      ===========      ===========
    Highest................   $      9.30     $    22.54      $     28.92     $     18.68      $     23.33      $     35.61
                              ===========     ==========      ===========     ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            ----------------------------------------------------------------------------------------------
                                  PIMCO           PIMCO       PIMCO          PIMCO            PIMCO            PIMCO
                                 VARIABLE       VARIABLE     VARIABLE       VARIABLE         VARIABLE         VARIABLE
                                INSURANCE       INSURANCE   INSURANCE      INSURANCE        INSURANCE        INSURANCE
                                  TRUST           TRUST       TRUST          TRUST            TRUST            TRUST
                               SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
                                                                           PIMCO VIT
                                                                           COMMODITY        PIMCO VIT
                                                                          REAL RETURN        EMERGING        PIMCO VIT
                               FOREIGN BOND       MONEY     PIMCO VIT       STRATEGY       MARKETS BOND     REAL RETURN
                            (US DOLLAR-HEDGED)   MARKET    TOTAL RETURN (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ------         -------      ------       ----------       ----------       ----------
    Total assets...........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
NET ASSETS
Accumulation units.........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
Contracts in payout
 (annuitization) period....           --              --          --               --               --               --
                                  ------         -------      ------       ----------       ----------       ----------
    Total net assets.......       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
FUND SHARE
 INFORMATION
Number of shares...........          133          18,877         145          327,120           76,356          220,008
                                  ======         =======      ======       ==========       ==========       ==========
Cost of investments........       $1,367         $18,877      $1,558       $2,923,310       $1,048,368       $2,871,321
                                  ======         =======      ======       ==========       ==========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................       $17.42         $  9.81      $17.10       $     6.27       $    13.41       $    12.10
                                  ======         =======      ======       ==========       ==========       ==========
    Highest................       $17.42         $  9.81      $17.10       $     7.04       $    15.04       $    13.58
                                  ======         =======      ======       ==========       ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------
                                 PIMCO
                                VARIABLE
                               INSURANCE      PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                 TRUST           VP          VP          VP              VP             VP
                              SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ---------------- ----------- ----------- ----------- ------------------ -----------
                                                                       PROFUND
                               PIMCO VIT       PROFUND     PROFUND       VP           PROFUND         PROFUND
                              TOTAL RETURN       VP          VP       LARGE-CAP          VP             VP
                            (ADVISOR SHARES) FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                            ---------------- ----------- ----------- ----------- ------------------ -----------
ASSETS
Investments, at fair value.   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              -----------      ------      ------     --------         ------         -------
    Total assets...........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
NET ASSETS
Accumulation units.........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
Contracts in payout
 (annuitization) period....            --          --          --           --             --              --
                              -----------      ------      ------     --------         ------         -------
    Total net assets.......   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
FUND SHARE
 INFORMATION
Number of shares...........     1,181,649          56          30        8,182            185             302
                              ===========      ======      ======     ========         ======         =======
Cost of investments........   $12,829,804      $1,080      $  900     $311,477         $1,401         $ 7,950
                              ===========      ======      ======     ========         ======         =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     13.44      $ 9.15      $19.45     $  11.74         $10.25         $ 12.06
                              ===========      ======      ======     ========         ======         =======
    Highest................   $     15.08      $20.19      $25.91     $  20.66         $15.04         $ 19.21
                              ===========      ======      ======     ========         ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                             VT AMERICAN         VT             VT             VT         VT GEORGE          VT
                              GOVERNMENT      CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET
                                INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total assets...........  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $17,853,613     $4,141,819    $24,033,818    $72,349,824    $52,969,963    $23,262,341
Contracts in payout
 (annuitization) period....      303,326             --        103,944        307,910        243,317         60,240
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total net assets.......  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,817,511        200,572      3,443,333      3,217,792      5,279,095      1,205,301
                             ===========     ==========    ===========    ===========    ===========    ===========
Cost of investments........  $20,433,388     $3,221,573    $26,866,010    $35,958,895    $50,640,874    $18,045,112
                             ===========     ==========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.41     $    21.43    $     13.98    $     13.79    $     13.36    $     14.57
                             ===========     ==========    ===========    ===========    ===========    ===========
    Highest................  $     19.71     $    30.35    $     20.92    $     28.69    $     16.77    $     22.61
                             ===========     ==========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                                               VT
                              VT GLOBAL      VT GLOBAL      VT GLOBAL      GROWTH AND     VT GROWTH          VT
                                EQUITY      HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........  $16,039,568    $30,904,718    $10,722,976    $144,663,900   $10,217,273    $33,194,389
Contracts in payout
 (annuitization) period....       53,724         27,490         36,095         505,751        19,539         94,222
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,025,050      1,533,575        782,478       5,557,797     1,104,295      4,931,646
                             ===========    ===========    ===========    ============   ===========    ===========
Cost of investments........  $14,993,814    $18,931,994    $10,811,762    $116,757,379   $ 6,890,950    $33,594,058
                             ===========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.36    $     19.59    $     12.06    $      14.45   $      6.98    $     15.37
                             ===========    ===========    ===========    ============   ===========    ===========
    Highest................  $     17.17    $     28.72    $     24.29    $      23.30   $     21.55    $     24.68
                             ===========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT             VT                            VT
                                  VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL        VT           MONEY
                                INCOME         EQUITY         GROWTH         VALUE        INVESTORS        MARKET
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total assets...........  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $72,247,407    $73,967,060    $11,677,897    $12,853,786    $54,936,919    $55,166,587
Contracts in payout
 (annuitization) period....      490,914        248,023         38,374         40,115        255,353        237,944
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets.......  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    6,112,464      5,622,355        624,202      1,305,051      3,190,305     55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments........  $72,510,474    $81,553,793    $ 9,351,167    $16,208,744    $36,100,986    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     13.92    $      9.19    $      6.73    $     11.04    $      9.63    $      8.39
                             ===========    ===========    ===========    ===========    ===========    ===========
    Highest................  $     20.88    $     19.57    $     14.75    $     16.91    $     24.32    $     11.58
                             ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ----------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                        VAN KAMPEN
                                  VT             VT                                                      UIF CORE
                              MULTI-CAP      MULTI-CAP                    VT SMALL CAP                  PLUS FIXED
                                GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                            -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             -----------     ----------    -----------    -----------    ------------    --------
    Total assets...........  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
NET ASSETS
Accumulation units.........  $80,742,112     $7,328,183    $25,446,492    $39,215,524    $108,676,751    $771,839
Contracts in payout
 (annuitization) period....      108,222             --         85,072         30,868         403,990          --
                             -----------     ----------    -----------    -----------    ------------    --------
    Total net assets.......  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
FUND SHARE
 INFORMATION
Number of shares...........    2,345,528        336,309      1,232,813      2,374,252       1,981,845      72,270
                             ===========     ==========    ===========    ===========    ============    ========
Cost of investments........  $50,987,029     $4,772,927    $15,034,405    $36,827,654    $ 74,523,903    $760,913
                             ===========     ==========    ===========    ===========    ============    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.51     $    21.97    $     11.95    $     18.76    $       9.66    $  13.25
                             ===========     ==========    ===========    ===========    ============    ========
    Highest................  $     27.23     $    30.55    $     24.41    $     38.58    $      24.64    $  17.69
                             ===========     ==========    ===========    ===========    ============    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                             FUNDS, INC.    FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- ------------- -------------
                                                            VAN KAMPEN
                                                            UIF GLOBAL
                              VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                             UIF EMERGING    UIF GLOBAL     ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                            MARKETS EQUITY INFRASTRUCTURE   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                            -------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total assets...........  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
NET ASSETS
Accumulation units.........  $18,000,395    $53,195,848    $78,571,149    $25,179,047   $14,192,008   $19,976,311
Contracts in payout
 (annuitization) period....       88,450             --      1,141,857         91,971        44,842        75,949
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total net assets.......  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,293,909      5,713,840      7,754,183        822,357     1,118,370       996,138
                             ===========    ===========    ===========    ===========   ===========   ===========
Cost of investments........  $17,253,491    $48,962,767    $79,105,264    $14,891,179   $11,804,395   $14,435,904
                             ===========    ===========    ===========    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     16.17    $     16.36    $     11.22    $     13.73   $     23.88   $     28.83
                             ===========    ===========    ===========    ===========   ===========   ===========
    Highest................  $     28.30    $     64.05    $     58.31    $     25.78   $     29.94   $     53.44
                             ===========    ===========    ===========    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------- ------------- -------------- -------------- -------------
                                                                                        VAN KAMPEN
                                                                                        UIF GLOBAL
                             VAN KAMPEN     VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET
                            UIF EMERGING   UIF EMERGING   UIF GLOBAL     UIF GLOBAL     ALLOCATION    VAN KAMPEN
                            MARKETS DEBT  MARKETS EQUITY   FRANCHISE   INFRASTRUCTURE   PORTFOLIO     UIF GROWTH
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                            ------------- -------------- ------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total assets...........  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
NET ASSETS
Accumulation units.........  $ 9,861,916    $6,475,449    $36,892,588   $14,176,184    $27,062,542    $5,740,068
Contracts in payout
 (annuitization) period....       37,377            --        275,836            --        130,522        19,973
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total net assets.......  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,253,075       464,856      2,317,233     1,529,254      2,655,573       192,194
                             ===========    ==========    ===========   ===========    ===========    ==========
Cost of investments........  $10,360,594    $6,553,333    $35,389,840   $13,072,933    $26,750,036    $3,198,334
                             ===========    ==========    ===========   ===========    ===========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     17.57    $    28.42    $     20.66   $     14.71    $     12.25    $    21.04
                             ===========    ==========    ===========   ===========    ===========    ==========
    Highest................  $     25.29    $    33.18    $     29.61   $     31.02    $     17.54    $    28.28
                             ===========    ==========    ===========   ===========    ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                            ------------------------------------------
                                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                            ------------- -------------- -------------
                                             VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                             UIF MID CAP  SMALL COMPANY    UIF U.S.
                                               GROWTH         GROWTH      REAL ESTATE
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                            ------------- -------------- -------------
ASSETS
Investments, at fair value.................  $18,322,155    $8,550,216    $35,316,336
                                             -----------    ----------    -----------
    Total assets...........................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
NET ASSETS
Accumulation units.........................  $18,301,396    $8,502,182    $35,188,765
Contracts in payout (annuitization) period.       20,759        48,034        127,571
                                             -----------    ----------    -----------
    Total net assets.......................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
FUND SHARE INFORMATION
Number of shares...........................    1,459,933       520,403      1,764,053
                                             ===========    ==========    ===========
Cost of investments........................  $15,927,351    $8,076,308    $26,011,001
                                             ===========    ==========    ===========
ACCUMULATION UNIT VALUE
    Lowest.................................  $     15.01    $    26.40    $     28.50
                                             ===========    ==========    ===========
    Highest................................  $     33.84    $    31.19    $     37.99
                                             ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------
                                    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                     SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                      TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                   ----------- ----------- ----------- ----------- ----------- -----------
                                       AST
                                    ACADEMIC                   AST         AST         AST         AST
                                   STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                      ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                   ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                   ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $       --   $     --    $      --    $    --    $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (95,099)   (40,434)    (130,210)      (412)     (6,666)     (5,563)
    Administrative expense........     (9,334)    (4,019)     (15,012)       (40)       (717)       (478)
                                   ----------   --------    ---------    -------    --------     -------
    Net investment income
     (loss).......................   (104,433)   (44,453)    (145,222)      (452)     (7,383)     (6,041)
                                   ----------   --------    ---------    -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  1,164,777    251,970      831,329     69,877     152,638       6,076
    Cost of investments
     sold.........................    933,422    179,157      592,827     69,547     139,490       6,582
                                   ----------   --------    ---------    -------    --------     -------
       Realized gains
        (losses) on fund
        shares....................    231,355     72,813      238,502        330      13,148        (506)
Realized gain distributions.......         --         --           --         --          --          --
                                   ----------   --------    ---------    -------    --------     -------
    Net realized gains
     (losses).....................    231,355     72,813      238,502        330      13,148        (506)
Change in unrealized gains
 (losses).........................        181     84,236      395,249        877         156      13,772
                                   ----------   --------    ---------    -------    --------     -------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    231,536    157,049      633,751      1,207      13,304      13,266
                                   ----------   --------    ---------    -------    --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $  127,103   $112,596    $ 488,529    $   755    $  5,921     $ 7,225
                                   ==========   ========    =========    =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2022        2023        2024      2025 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --    $     --    $     --     $   --    $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,397)    (13,464)     (3,840)      (177)     (104,589)    (1,198)
    Administrative expense...........      (213)     (1,374)       (389)       (20)      (10,966)      (148)
                                        -------    --------    --------     ------    ----------    -------
    Net investment income
     (loss)..........................    (2,610)    (14,838)     (4,229)      (197)     (115,555)    (1,346)
                                        -------    --------    --------     ------    ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,610     771,499     174,102      6,122     1,658,656     10,836
    Cost of investments sold.........     2,522     740,465     167,370      5,986     1,168,100      8,364
                                        -------    --------    --------     ------    ----------    -------
       Realized gains (losses)
        on fund shares...............        88      31,034       6,732        136       490,556      2,472
Realized gain distributions..........        --          --          --         --            --         --
                                        -------    --------    --------     ------    ----------    -------
    Net realized gains (losses)......        88      31,034       6,732        136       490,556      2,472
Change in unrealized gains
 (losses)............................    13,829      89,715      28,602      1,341       (15,648)    23,985
                                        -------    --------    --------     ------    ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    13,917     120,749      35,334      1,477       474,908     26,457
                                        -------    --------    --------     ------    ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $11,307    $105,911    $ 31,105     $1,280    $  359,353    $25,111
                                        =======    ========    ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------
                                       ADVANCED       ADVANCED        ADVANCED       ADVANCED     ADVANCED     ADVANCED
                                        SERIES         SERIES          SERIES         SERIES       SERIES       SERIES
                                         TRUST         TRUST           TRUST          TRUST         TRUST        TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ---------------- -------------- -------------- ----------- -------------
                                                                        AST            AST                        AST
                                        AST FI                        FRANKLIN       FRANKLIN                   GOLDMAN
                                      PYRAMIS(R)       AST FI        TEMPLETON      TEMPLETON        AST         SACHS
                                         ASSET        PYRAMIS      FOUNDING FUNDS FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                      ALLOCATION  QUANTITATIVE (B)   ALLOCATION        PLUS      REAL ESTATE GROWTH (C)(D)
                                      ----------- ---------------- -------------- -------------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --       $     --        $     --       $    --        $ --       $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,572)       (33,842)        (41,972)         (143)        (37)           (59)
    Administrative expense...........      (495)        (3,468)         (5,043)          (11)         (4)            (8)
                                        -------       --------        --------       -------        ----       --------
    Net investment income
     (loss)..........................    (5,067)       (37,310)        (47,015)         (154)        (41)           (67)
                                        -------       --------        --------       -------        ----       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,799        660,826         302,695        68,926         226         54,071
    Cost of investments sold.........    10,261        576,694         238,344        69,292         151         30,668
                                        -------       --------        --------       -------        ----       --------
       Realized gains (losses)
        on fund shares...............     3,538         84,132          64,351          (366)         75         23,403
Realized gain distributions..........        --             --              --            --          --             --
                                        -------       --------        --------       -------        ----       --------
    Net realized gains (losses)......     3,538         84,132          64,351          (366)         75         23,403
Change in unrealized gains
 (losses)............................    14,906        (25,580)         39,960            --         273        (24,209)
                                        -------       --------        --------       -------        ----       --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    18,444         58,552         104,311          (366)        348           (806)
                                        -------       --------        --------       -------        ----       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $13,377       $ 21,242        $ 57,296       $  (520)       $307       $   (873)
                                        =======       ========        ========       =======        ====       ========

--------
(b)Previously known as AST First Trust Balanced Target
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST                     AST
                                                GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                                                 SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                                               LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP   AST HIGH
                                                 VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE       YIELD
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   --      $   --     $     --      $ --       $    --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (120)       (634)      (7,000)      (88)         (296)       (842)
    Administrative expense...................      (16)        (83)        (828)      (11)          (38)       (126)
                                                ------      ------     --------      ----       -------     -------
    Net investment income (loss).............     (136)       (717)      (7,828)      (99)         (334)       (968)
                                                ------      ------     --------      ----       -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,081       1,421      159,213       246         8,478      15,249
    Cost of investments sold.................    3,732       1,016      141,092       148         6,776      13,291
                                                ------      ------     --------      ----       -------     -------
       Realized gains (losses) on fund
        shares...............................    1,349         405       18,121        98         1,702       1,958
Realized gain distributions..................       --          --           --        --            --          --
                                                ------      ------     --------      ----       -------     -------
    Net realized gains (losses)..............    1,349         405       18,121        98         1,702       1,958
Change in unrealized gains (losses)..........      (61)      5,780        2,767       435        (1,274)        494
                                                ------      ------     --------      ----       -------     -------
    Net realized and change in unrealized
     gains (losses) on investments...........    1,288       6,185       20,888       533           428       2,452
                                                ------      ------     --------      ----       -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,152      $5,468     $ 13,060      $434       $    94     $ 1,484
                                                ======      ======     ========      ====       =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                         SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                          TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ----------- ----------- ------------- -------------
                                                                      AST         AST          AST           AST
                                           AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                      INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                         GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                                      ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    --       $    --    $       --    $    --      $    --      $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (507)...      (699)...    (29,336)   (2,221)..      (745)...    (48,463)..
    Administrative expense...........       (70)...       (94)...     (3,156)     (269)..       (79)...     (5,003)..
                                         -------       -------    ----------    -------      -------      --------
    Net investment income
     (loss)..........................       (577)         (793)      (32,492)    (2,490)        (824)      (53,466)
                                         -------       -------    ----------    -------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,724         2,839     1,406,024      7,604          828       382,816
    Cost of investments sold.........      3,245         2,949     1,343,082      5,433          684       303,839
                                         -------       -------    ----------    -------      -------      --------
       Realized gains (losses)
        on fund shares...............        479          (110)       62,942      2,171          144        78,977
Realized gain distributions                   --            --            --         --           --            --
                                         -------       -------    ----------    -------      -------      --------
    Net realized gains
     (losses)........................        479          (110)       62,942      2,171          144        78,977
Change in unrealized gains
 (losses)............................     (3,268)       (4,129)       84,699      8,907       (3,505)       96,477
                                         -------       -------    ----------    -------      -------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     (2,789)       (4,239)      147,641     11,078       (3,361)      175,454
                                         -------       -------    ----------    -------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(3,366)      $(5,032)   $  115,149    $ 8,588      $(4,185)     $121,988
                                         =======       =======    ==========    =======      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                      AST
                                                    LOOMIS        AST
                                          AST       SAYLES    LORD ABBETT     AST         AST         AST
                                       LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                         VALUE    GROWTH (C)    INCOME      EQUITY      GROWTH       VALUE
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $   --      $   --      $    --     $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (83)     (2,035)      (613)       (672)        (111)      (553)
    Administrative expense...........       (13)       (251)       (90)       (101)         (17)       (64)
                                        -------     -------     ------      ------      -------     ------
    Net investment income
     (loss)..........................       (96)     (2,286)      (703)       (773)        (128)      (617)
                                        -------     -------     ------      ------      -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     8,160      30,957      3,958       1,671       15,143        830
    Cost of investments sold.........     5,368      25,743      3,478       1,201        8,297        411
                                        -------     -------     ------      ------      -------     ------
       Realized gains (losses)
        on fund shares...............     2,792       5,214        480         470        6,846        419
Realized gain distributions..........        --          --         --          --           --         --
                                        -------     -------     ------      ------      -------     ------
    Net realized gains (losses)......     2,792       5,214        480         470        6,846        419
Change in unrealized gains
 (losses)............................    (1,810)     12,393      3,212       1,949       (5,963)     5,635
                                        -------     -------     ------      ------      -------     ------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................       982      17,607      3,692       2,419          883      6,054
                                        -------     -------     ------      ------      -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $   886     $15,321     $2,989      $1,646      $   755     $5,437
                                        =======     =======     ======      ======      =======     ======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                         TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ------------- ----------- -----------
                                                      AST
                                                   NEUBERGER      AST                       AST         AST
                                                   BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                          AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                         MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                        MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                      ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --       $   --        $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (6,696)      (313)       (542)         (70)        (192)      (1,039)
    Administrative expense...........      (641)       (40)        (78)          (7)         (24)        (147)
                                       --------     ------      ------       ------        -----      -------
    Net investment income
     (loss)..........................    (7,337)      (353)       (620)         (77)        (216)      (1,186)
                                       --------     ------      ------       ------        -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   849,382      3,099       1,723        1,077          636       12,749
    Cost of investments sold.........   849,382      1,992       1,276        1,031          647       13,515
                                       --------     ------      ------       ------        -----      -------
       Realized gains (losses)
        on fund shares...............        --      1,107         447           46          (11)        (766)
Realized gain distributions..........        --         --          --           --           --           --
                                       --------     ------      ------       ------        -----      -------
    Net realized gains
     (losses)........................        --      1,107         447           46          (11)        (766)
Change in unrealized gains
 (losses)............................        --      2,410       3,626          186         (714)         716
                                       --------     ------      ------       ------        -----      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................        --      3,517       4,073          232         (725)         (50)
                                       --------     ------      ------       ------        -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (7,337)    $3,164      $3,453       $  155        $(941)     $(1,236)
                                       ========     ======      ======       ======        =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                        ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                         SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------ ----------- ----------- ----------- -----------
                                          AST          AST          AST         AST                     AST
                                         PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                                      TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                          BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                                      ------------ ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $       --  $       --    $   --     $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (1,261)      (123,112)   (136,394)     (531)     (23,031)     (6,346)
    Administrative expense...........      (170)       (12,775)    (14,257)      (77)      (2,305)       (821)
                                        -------     ----------  ----------    ------     --------     -------
    Net investment income
     (loss)..........................    (1,431)      (135,887)   (150,651)     (608)     (25,336)     (7,167)
                                        -------     ----------  ----------    ------     --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    28,171      1,719,448   1,892,234     1,553      160,330      14,161
    Cost of investments sold.........    26,052      1,370,396   1,510,489     1,010      117,528      10,734
                                        -------     ----------  ----------    ------     --------     -------
       Realized gains (losses)
        on fund shares...............     2,119        349,052     381,745       543       42,802       3,427
Realized gain distributions..........        --             --          --        --           --          --
                                        -------     ----------  ----------    ------     --------     -------
    Net realized gains (losses)......     2,119        349,052     381,745       543       42,802       3,427
Change in unrealized gains
 (losses)............................     2,599        131,709     433,091     7,695       32,958      25,817
                                        -------     ----------  ----------    ------     --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................     4,718        480,761     814,836     8,238       75,760      29,244
                                        -------     ----------  ----------    ------     --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 3,287     $  344,874  $  664,185    $7,630     $ 50,424     $22,077
                                        =======     ==========  ==========    ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                          ADVANCED    ADVANCED       ADVANCED       ADVANCED    ADVANCED     ADVANCED
                                           SERIES      SERIES         SERIES         SERIES      SERIES       SERIES
                                            TRUST       TRUST          TRUST          TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------------- ----------- ----------- -------------
                                             AST
                                          SCHRODERS                     AST                                     AST
                                         MULTI-ASSET     AST         SMALL-CAP         AST         AST     T. ROWE PRICE
                                            WORLD     SMALL-CAP       GROWTH        SMALL-CAP   TEMPLETON      ASSET
                                         STRATEGIES    GROWTH    OPPORTUNITIES (E)    VALUE    GLOBAL BOND  ALLOCATION
                                         ----------- ----------- ----------------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $     --     $    --        $   --         $   --      $   --     $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (9,884)        (28)         (274)          (340)       (644)       (96,299)
    Administrative expense..............    (1,021)         (3)          (39)           (44)        (84)        (9,822)
                                          --------     -------        ------         ------      ------     ----------
    Net investment income (loss)........   (10,905)        (31)         (313)          (384)       (728)      (106,121)
                                          --------     -------        ------         ------      ------     ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    94,919       3,195         2,125          1,017       6,917      1,162,267
    Cost of investments sold............    71,476       1,351         1,569            581       6,959        863,016
                                          --------     -------        ------         ------      ------     ----------
       Realized gains (losses) on
        fund shares.....................    23,443       1,844           556            436         (42)       299,251
Realized gain distributions.............        --          --            --             --          --             --
                                          --------     -------        ------         ------      ------     ----------
    Net realized gains (losses).........    23,443       1,844           556            436         (42)       299,251
Change in unrealized gains (losses).....    (3,225)     (1,918)          657          1,108         436         75,788
                                          --------     -------        ------         ------      ------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    20,218         (74)        1,213          1,544         394        375,039
                                          --------     -------        ------         ------      ------     ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................  $  9,313     $  (105)       $  900         $1,160      $ (334)    $  268,918
                                          ========     =======        ======         ======      ======     ==========

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                              ------------------------------------------------------------------------------
                                                                                                                 ALLIANCE
                                                                                                                 BERNSTEIN
                                                ADVANCED      ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE
                                                 SERIES        SERIES        SERIES       SERIES      SERIES      PRODUCT
                                                  TRUST         TRUST         TRUST        TRUST       TRUST    SERIES FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ------------- ------------- ----------- ----------- -----------
                                                                                            AST
                                                   AST           AST           AST      WELLINGTON      AST
                                              T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE
                                                 EQUITY       LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN
                                                 INCOME        GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH
                                              ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $    --       $   --        $    --      $    --      $  --    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (1,150)        (180)        (1,591)      (2,639)      (109)      (294,323)
    Administrative expense...................       (118)         (26)          (186)        (286)       (19)       (28,223)
                                                 -------       ------        -------      -------      -----    -----------
    Net investment income (loss).............     (1,268)        (206)        (1,777)      (2,925)      (128)      (322,546)
                                                 -------       ------        -------      -------      -----    -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      2,661          403         28,144        7,964        655      6,830,228
    Cost of investments sold.................      1,904          238         29,897        6,891        624      3,966,103
                                                 -------       ------        -------      -------      -----    -----------
       Realized gains (losses) on fund
        shares...............................        757          165         (1,753)       1,073         31      2,864,125
Realized gain distributions..................         --           --             --           --         --        352,992
                                                 -------       ------        -------      -------      -----    -----------
    Net realized gains (losses)..............        757          165         (1,753)       1,073         31      3,217,117
Change in unrealized gains (losses)..........      4,886        1,274         (6,150)       9,345        863     (1,032,687)
                                                 -------       ------        -------      -------      -----    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................      5,643        1,439         (7,903)      10,418        894      2,184,430
                                                 -------       ------        -------      -------      -----    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 4,375       $1,233        $(9,680)     $ 7,493      $ 766    $ 1,861,884
                                                 =======       ======        =======      =======      =====    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      --------------------------------------------------------------------------------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY
                                         PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE
                                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ----------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN
                                        GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY
                                         INCOME         VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED
                                      ------------- ------------- ------------- ------------- ------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   634,380   $   376,462   $       --    $    66,979    $ 15,739         $  183
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (908,647)     (173,780)    (266,956)      (234,652)    (16,046)          (163)
    Administrative expense...........      (67,525)      (22,386)     (21,323)       (29,968)     (1,955)           (11)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net investment income
     (loss)..........................     (341,792)      180,296     (288,279)      (197,641)     (2,262)             9
                                       -----------   -----------   ----------    -----------    --------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,610,560     2,624,740    6,737,592      6,948,808     249,325          1,033
    Cost of investments sold.........   11,581,605     2,925,053    3,745,509      4,819,453     197,417            908
                                       -----------   -----------   ----------    -----------    --------         ------
       Realized gains (losses)
        on fund shares...............    4,028,955      (300,313)   2,992,083      2,129,355      51,908            125
Realized gain distributions..........           --            --           --      1,652,224          --          1,036
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized gains
     (losses)........................    4,028,955      (300,313)   2,992,083      3,781,579      51,908          1,161
Change in unrealized gains
 (losses)............................      410,789      (780,696)    (929,176)    (2,571,308)     36,542           (223)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    4,439,744    (1,081,009)   2,062,907      1,210,271      88,450            938
                                       -----------   -----------   ----------    -----------    --------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 4,097,952   $  (900,713)  $1,774,628    $ 1,012,630    $ 86,188         $  947
                                       ===========   ===========   ==========    ===========    ========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ----------------------------------------------------------------------------------
                                             AMERICAN       DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE
                                         CENTURY VARIABLE   VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                         PORTFOLIOS, INC. SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F)
                                           SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- ------------ ------------ ------------ ------------ -------------
                                                                         DEUTSCHE                  DEUTSCHE
                                             AMERICAN       DEUTSCHE     CAPITAL      DEUTSCHE      GLOBAL      DEUTSCHE
                                             CENTURY          BOND        GROWTH    CORE EQUITY   SMALL CAP   INTERNATIONAL
                                         VP INTERNATIONAL  VIP A (G)    VIP A (H)    VIP A (I)    VIP A (J)     VIP A (K)
                                         ---------------- ------------ ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................      $  99         $11,942      $  6,764     $ 6,525     $   9,355     $  4,965
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (80)         (1,325)       (4,515)     (2,551)       (4,686)      (1,164)
    Administrative expense..............         (7)           (991)       (3,238)     (1,819)       (3,320)        (814)
                                              -----         -------      --------     -------     ---------     --------
    Net investment income
     (loss).............................         12           9,626          (989)      2,155         1,349        2,987
                                              -----         -------      --------     -------     ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................         90          56,512       156,470      91,934       146,706       67,275
    Cost of investments sold............         65          57,751        98,827      67,153       121,623       79,998
                                              -----         -------      --------     -------     ---------     --------
       Realized gains (losses) on
        fund shares.....................         25          (1,239)       57,643      24,781        25,083      (12,723)
Realized gain distributions.............         --              --        61,835          --       121,225           --
                                              -----         -------      --------     -------     ---------     --------
    Net realized gains (losses).........         25          (1,239)      119,478      24,781       146,308      (12,723)
Change in unrealized gains
 (losses)...............................       (456)          9,929         3,496      35,355      (202,088)     (23,429)
                                              -----         -------      --------     -------     ---------     --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (431)          8,690       122,974      60,136       (55,780)     (36,152)
                                              -----         -------      --------     -------     ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................      $(419)        $18,316      $121,985     $62,291     $ (54,431)    $(33,165)
                                              =====         =======      ========     =======     =========     ========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                                                                     DREYFUS
                                                                                    SOCIALLY                 DREYFUS
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE    RESPONSIBLE   DREYFUS    VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      GROWTH    STOCK INDEX INVESTMENT
                                         SERIES II (L) SERIES II (L) SERIES II (L) FUND, INC.     FUND        FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------- ------------- ------------- ----------- ----------- -----------
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE      DREYFUS
                                         GLOBAL INCOME     MONEY       SMALL MID    SOCIALLY     DREYFUS       VIF
                                            BUILDER       MARKET      CAP GROWTH   RESPONSIBLE STOCK INDEX  GROWTH &
                                         VIP A II (M)  VIP A II (N)  VIP A II (O)  GROWTH FUND    FUND       INCOME
                                         ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  40,002      $    17       $    --      $  217      $10,107     $   699
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (5,353)        (747)       (1,584)       (248)      (7,652)     (1,232)
    Administrative expense..............      (3,824)        (504)       (1,126)        (21)        (577)        (91)
                                           ---------      -------       -------      ------      -------     -------
    Net investment income (loss)........      30,825       (1,234)       (2,710)        (52)       1,878        (624)
                                           ---------      -------       -------      ------      -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     160,228        6,039        60,144         276       24,187      10,498
    Cost of investments sold............     139,069        6,039        38,575         193       16,422       6,827
                                           ---------      -------       -------      ------      -------     -------
       Realized gains (losses) on
        fund shares.....................      21,159           --        21,569          83        7,765       3,671
Realized gain distributions.............     131,872           --            --       1,417        6,570          --
                                           ---------      -------       -------      ------      -------     -------
    Net realized gains (losses).........     153,031           --        21,569       1,500       14,335       3,671
Change in unrealized gains (losses).....    (142,937)          --          (485)        935       48,428       4,165
                                           ---------      -------       -------      ------      -------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      10,094           --        21,084       2,435       62,763       7,836
                                           ---------      -------       -------      ------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $  40,919      $(1,234)      $18,374      $2,383      $64,641     $ 7,212
                                           =========      =======       =======      ======      =======     =======

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        DREYFUS                 FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                       VARIABLE    FEDERATED    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                      INVESTMENT   INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUND       SERIES    PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                   FEDERATED
                                                     PRIME
                                       VIF MONEY     MONEY         VIP           VIP                      VIP HIGH
                                        MARKET      FUND II    CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     1    $     --    $   42,207     $ 21,743      $  6,372      $ 30,289
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,911)    (68,411)      (63,270)     (10,362)      (45,012)       (7,641)
    Administrative expense...........      (378)     (5,205)       (5,083)        (797)       (3,560)         (621)
                                        -------    --------    ----------     --------      --------      --------
    Net investment income
     (loss)..........................    (5,288)    (73,616)      (26,146)      10,584       (42,200)       22,027
                                        -------    --------    ----------     --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    86,199     988,699     1,501,734      126,931       562,607       178,026
    Cost of investments sold.........    86,199     988,699     1,002,345      103,210       348,864       175,982
                                        -------    --------    ----------     --------      --------      --------
       Realized gains (losses)
        on fund shares...............        --          --       499,389       23,721       213,743         2,044
Realized gain distributions..........        --          --        88,551       10,827            --            --
                                        -------    --------    ----------     --------      --------      --------
    Net realized gains (losses)......        --          --       587,940       34,548       213,743         2,044
Change in unrealized gains
 (losses)............................        --          --       (46,647)      11,962       164,290       (20,950)
                                        -------    --------    ----------     --------      --------      --------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................        --          --       541,293       46,510       378,033       (18,906)
                                        -------    --------    ----------     --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(5,288)   $(73,616)   $  515,147     $ 57,094      $335,833      $  3,121
                                        =======    ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------------------
                                        FIDELITY     FIDELITY    FIDELITY       FIDELITY          FIDELITY          FIDELITY
                                        VARIABLE     VARIABLE    VARIABLE       VARIABLE          VARIABLE          VARIABLE
                                        INSURANCE    INSURANCE   INSURANCE      INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS     PRODUCTS    PRODUCTS     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                          FUND         FUND        FUND     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
                                                        VIP                     VIP ASSET                              VIP
                                                    INVESTMENT      VIP      MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME
                                      VIP INDEX 500 GRADE BOND   OVERSEAS   (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   61,476    $ 26,382    $  10,340        $ 103          $   308,271         $16,221
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (52,193)    (14,324)     (11,393)        (195)            (657,676)         (9,412)
    Administrative expense...........      (4,160)     (1,232)        (919)         (14)             (87,323)           (638)
                                       ----------    --------    ---------        -----          -----------         -------
    Net investment income
     (loss)..........................       5,123      10,826       (1,972)        (106)            (436,728)          6,171
                                       ----------    --------    ---------        -----          -----------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,110,285     229,144      369,387          209           14,312,007          77,857
    Cost of investments sold.........     740,020     226,737      324,217          125           10,976,573          68,650
                                       ----------    --------    ---------        -----          -----------         -------
       Realized gains (losses)
        on fund shares...............     370,265       2,407       45,170           84            3,335,434           9,207
Realized gain distributions..........       3,412         501          279           10              858,346           8,803
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized gains
     (losses)........................     373,677       2,908       45,449           94            4,193,780          18,010
Change in unrealized gains
 (losses)............................      90,313      40,056     (127,555)         496              528,668          17,765
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     463,990      42,964      (82,106)         590            4,722,448          35,775
                                       ----------    --------    ---------        -----          -----------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  469,113    $ 53,790    $ (84,078)       $ 484          $ 4,285,720         $41,946
                                       ==========    ========    =========        =====          ===========         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------
                                       FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY
                                       VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE
                                       INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE
                                       PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS
                                         FUND        FUND        FUND        FUND        FUND        FUND
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                          VIP         VIP         VIP         VIP
                                        FREEDOM     FREEDOM     FREEDOM     FREEDOM
                                         2010        2020        2030       INCOME                VIP GROWTH
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  VIP GROWTH   & INCOME
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   59,908  $   55,648   $ 29,115    $ 18,929     $    --   $    97,242
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (73,477)    (65,229)   (34,227)    (24,389)     (2,261)     (130,966)
    Administrative expense...........     (9,768)     (8,600)    (4,694)     (3,328)       (153)      (17,048)
                                      ----------  ----------   --------    --------     -------   -----------
    Net investment income
     (loss)..........................    (23,337)    (18,181)    (9,806)     (8,788)     (2,414)      (50,772)
                                      ----------  ----------   --------    --------     -------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  1,791,002   1,530,202    655,893     558,043      14,883     7,447,353
    Cost of investments sold.........  1,523,038   1,273,707    517,185     521,836       7,687     5,006,607
                                      ----------  ----------   --------    --------     -------   -----------
       Realized gains (losses)
        on fund shares...............    267,964     256,495    138,708      36,207       7,196     2,440,746
Realized gain distributions..........     84,647      82,322     46,726      16,527          --         3,317
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized gains (losses)......    352,611     338,817    185,434      52,734       7,196     2,444,063
Change in unrealized gains
 (losses)............................   (198,094)   (192,051)   (97,594)     (8,957)      8,283    (1,753,443)
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    154,517     146,766     87,840      43,777      15,479       690,620
                                      ----------  ----------   --------    --------     -------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $  131,180  $  128,585   $ 78,034    $ 34,989     $13,065   $   639,848
                                      ==========  ==========   ========    ========     =======   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             ------------------------------------------------------------------------------------------
                                 FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                 PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS
                                   FUND              FUND              FUND              FUND              FUND
                                 (SERVICE          (SERVICE          (SERVICE          (SERVICE          (SERVICE
                                 CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ----------------- ----------------- ----------------- ----------------- -----------------

                                VIP GROWTH            VIP               VIP         VIP INVESTMENT          VIP
                                   STOCK          HIGH INCOME        INDEX 500        GRADE BOND          MID CAP
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $  7,974         $  220,956        $  112,610           $ 27           $    2,303
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (19,725)           (65,115)         (116,915)           (21)            (193,023)
    Administrative
     expense................       (2,606)            (8,070)          (14,991)            (1)             (25,706)
                                 --------         ----------        ----------           ----           ----------
    Net investment
     income (loss)..........      (14,357)           147,771           (19,296)             5             (216,426)
                                 --------         ----------        ----------           ----           ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      502,357          1,408,000         3,549,541            560            4,708,987
    Cost of investments
     sold...................      405,572          1,362,169         2,705,035            580            4,153,975
                                 --------         ----------        ----------           ----           ----------
       Realized gains
        (losses) on
        fund
        shares..............       96,785             45,831           844,506            (20)             555,012
Realized gain
 distributions..............      146,216                 --             7,086              1              328,764
                                 --------         ----------        ----------           ----           ----------
    Net realized gains
     (losses)...............      243,001             45,831           851,592            (19)             883,776
Change in unrealized
 gains (losses).............      (93,915)          (195,793)           (4,195)            73             (168,717)
                                 --------         ----------        ----------           ----           ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      149,086           (149,962)          847,397             54              715,059
                                 --------         ----------        ----------           ----           ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................     $134,729         $   (2,191)       $  828,101           $ 59           $  498,633
                                 ========         ==========        ==========           ====           ==========

                             -----------------
                                 FIDELITY
                                 VARIABLE
                                 INSURANCE
                                 PRODUCTS
                                   FUND
                                 (SERVICE
                                 CLASS 2)
                                SUB-ACCOUNT
                             -----------------
                                    VIP
                                   MONEY
                                  MARKET
                             (SERVICE CLASS 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $      931
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (134,838)
    Administrative
     expense................       (16,732)
                                ----------
    Net investment
     income (loss)..........      (150,639)
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     6,274,161
    Cost of investments
     sold...................     6,274,161
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............            --
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............            --
Change in unrealized
 gains (losses).............            --
                                ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............            --
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $ (150,639)
                                ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------
                                           FIDELITY     FRANKLIN      FRANKLIN      FRANKLIN    FRANKLIN     FRANKLIN
                                           VARIABLE     TEMPLETON     TEMPLETON     TEMPLETON   TEMPLETON    TEMPLETON
                                           INSURANCE    VARIABLE      VARIABLE      VARIABLE    VARIABLE     VARIABLE
                                         PRODUCTS FUND  INSURANCE     INSURANCE     INSURANCE   INSURANCE    INSURANCE
                                           (SERVICE     PRODUCTS      PRODUCTS      PRODUCTS    PRODUCTS     PRODUCTS
                                           CLASS 2)       TRUST         TRUST         TRUST       TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ----------- --------------- ----------- -----------  -----------
                                                        FRANKLIN                                             FRANKLIN
                                         VIP OVERSEAS   FLEX CAP   FRANKLIN GROWTH  FRANKLIN    FRANKLIN     LARGE CAP
                                           (SERVICE      GROWTH      AND INCOME    HIGH INCOME   INCOME       GROWTH
                                           CLASS 2)      VIP (P)       VIP (Q)       VIP (R)     VIP (S)      VIP (T)
                                         ------------- ----------- --------------- ----------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   397     $      --    $  710,256    $  591,258  $ 6,562,115  $  348,627
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (617)      (31,597)     (409,920)     (149,701)  (1,846,399)   (438,193)
    Administrative expense..............        (36)       (3,991)      (55,668)      (13,665)    (219,599)    (59,878)
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net investment income (loss)........       (256)      (35,588)      244,668       427,892    4,496,117    (149,444)
                                            -------     ---------    ----------    ----------  -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      3,518       679,656     7,295,383     2,160,861   33,119,752   9,768,211
    Cost of investments sold............      3,116       455,391     5,996,314     1,988,704   30,559,065   6,905,990
                                            -------     ---------    ----------    ----------  -----------  ----------
       Realized gains (losses) on
        fund shares.....................        402       224,265     1,299,069       172,157    2,560,687   2,862,221
Realized gain distributions.............         10       286,774            --            --           --          --
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized gains (losses).........        412       511,039     1,299,069       172,157    2,560,687   2,862,221
Change in unrealized gains
 (losses)...............................     (4,040)     (392,562)      529,765      (723,362)  (2,449,568)    445,582
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     (3,628)      118,477     1,828,834      (551,205)     111,119   3,307,803
                                            -------     ---------    ----------    ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(3,884)    $  82,889    $2,073,502    $ (123,313) $ 4,607,236  $3,158,359
                                            =======     =========    ==========    ==========  ===========  ==========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------------------------
                                         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                      PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                         FRANKLIN                                     FRANKLIN    FRANKLIN U.S.    TEMPLETON
                                      MUTUAL GLOBAL     FRANKLIN       FRANKLIN    SMALL-MID CAP    GOVERNMENT     DEVELOPING
                                        DISCOVERY    MUTUAL SHARES    SMALL CAP        GROWTH       SECURITIES      MARKETS
                                         VIP (U)        VIP (V)     VALUE VIP (W)     VIP (X)        VIP (Y)        VIP (Z)
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  342,247    $ 1,383,751    $   186,580     $      --      $  452,812    $   189,756
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (233,867)    (1,016,184)      (424,258)      (15,590)       (238,071)      (184,840)
    Administrative expense...........      (31,750)      (123,577)       (54,206)       (1,897)        (32,703)       (24,524)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net investment income
     (loss)..........................       76,630        243,990       (291,884)      (17,487)        182,038        (19,608)
                                        ----------    -----------    -----------     ---------      ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,646,496     16,370,375      8,182,841       184,856       4,994,471      3,388,592
    Cost of investments sold.........    3,251,895     12,428,701      5,548,448       131,649       5,048,227      3,471,074
                                        ----------    -----------    -----------     ---------      ----------    -----------
       Realized gains (losses)
        on fund shares...............      394,601      3,941,674      2,634,393        53,207         (53,756)       (82,482)
Realized gain distributions..........    1,059,175        359,787      2,249,850       215,607              --             --
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized gains
     (losses)........................    1,453,776      4,301,461      4,884,243       268,814         (53,756)       (82,482)
Change in unrealized gains
 (losses)............................     (845,425)      (698,424)    (4,932,019)     (190,122)        189,054     (1,154,616)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      608,351      3,603,037        (47,776)       78,692         135,298     (1,237,098)
                                        ----------    -----------    -----------     ---------      ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  684,981    $ 3,847,027    $  (339,660)    $  61,205      $  317,336    $(1,256,706)
                                        ==========    ===========    ===========     =========      ==========    ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON        GOLDMAN         GOLDMAN         GOLDMAN
                                   VARIABLE       VARIABLE       VARIABLE         SACHS           SACHS           SACHS
                                  INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE        VARIABLE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                -------------- -------------- -------------- --------------- --------------- ---------------
                                  TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT          VIT SMALL
                                   FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP       CAP EQUITY
                                   VIP (AA)       VIP (AB)       VIP (AC)         VALUE           VALUE       INSIGHTS (AD)
                                -------------- -------------- -------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  1,405,406     $ 86,350       $ 14,636      $   45,493      $   29,018      $   46,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,094,498)     (22,334)       (14,204)        (53,703)        (46,180)       (104,527)
    Administrative
     expense...................      (130,181)      (2,496)        (1,079)         (6,742)         (6,030)        (13,138)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net investment income
     (loss)....................       180,727       61,520           (647)        (14,952)        (23,192)        (70,928)
                                 ------------     --------       --------      ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    20,198,013      370,827        129,560       1,044,599       1,037,626       3,397,970
    Cost of investments
     sold......................    17,367,247      339,025        108,093         884,691         825,281       3,039,711
                                 ------------     --------       --------      ----------      ----------      ----------
       Realized gains
        (losses) on fund
        shares.................     2,830,766       31,802         21,467         159,908         212,345         358,259
Realized gain
 distributions.................            --           --             --         600,945         483,226         877,574
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized gains
     (losses)..................     2,830,766       31,802         21,467         760,853         695,571       1,235,833
Change in unrealized gains
 (losses)......................   (12,065,194)     (82,641)       (64,265)       (371,099)       (322,801)       (923,375)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............    (9,234,428)     (50,839)       (42,798)        389,754         372,770         312,458
                                 ------------     --------       --------      ----------      ----------      ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $ (9,053,701)    $ 10,681       $(43,445)     $  374,802      $  349,578      $  241,530
                                 ============     ========       ========      ==========      ==========      ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         -------------------------------------------------------------------------------
                                         GOLDMAN SACHS GOLDMAN SACHS
                                           VARIABLE      VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO
                                           INSURANCE     INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             TRUST         TRUST       SERVICES     SERVICES     SERVICES     SERVICES
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------ ------------ ------------ ------------
                                              VIT           VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           STRATEGIC    U.S. EQUITY    AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                            GROWTH     INSIGHTS (AE)  FRANCHISE      VALUE       COMSTOCK      EQUITY
                                         ------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    85     $   68,910   $    36,366  $   209,075   $  411,301  $   732,901
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (266)       (79,786)   (1,217,118)    (739,733)    (432,742)  (1,169,834)
    Administrative expense..............        (21)       (10,289)      (88,504)     (53,090)     (31,548)     (87,892)
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net investment income
     (loss).............................       (202)       (21,165)   (1,269,256)    (583,748)     (52,989)    (524,825)
                                            -------     ----------   -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................        307      1,755,241    16,084,705   10,029,072    6,436,296   14,173,985
    Cost of investments sold............        197      1,202,221    11,353,806    6,931,892    4,201,763    8,840,567
                                            -------     ----------   -----------  -----------   ----------  -----------
       Realized gains (losses) on
        fund shares.....................        110        553,020     4,730,899    3,097,180    2,234,533    5,333,418
Realized gain distributions.............      4,406        219,289            --    3,732,583           --      409,192
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized gains (losses).........      4,516        772,309     4,730,899    6,829,763    2,234,533    5,742,610
Change in unrealized gains
 (losses)...............................     (1,740)       (28,795)    2,234,534   (2,647,941)     191,130      431,701
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      2,776        743,514     6,965,433    4,181,822    2,425,663    6,174,311
                                            -------     ----------   -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 2,574     $  722,349   $ 5,696,177  $ 3,598,074   $2,372,674  $ 5,649,486
                                            =======     ==========   ===========  ===========   ==========  ===========

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------------
                                     INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------ ------------ ------------ ------------ ------------
                                   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                   DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I.
                                     DIVIDEND      INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD
                                   ------------ ------------ ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $ 2,558,711   $  412,227   $  477,568   $  702,120   $  280,109   $  706,094
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................  (2,002,424)    (109,487)    (360,681)    (478,556)    (121,145)    (211,247)
    Administrative expense........    (145,975)      (8,348)     (26,743)     (35,549)      (9,331)     (15,246)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net investment income
     (loss).......................     410,312      294,392       90,144      188,015      149,633      479,601
                                   -----------   ----------   ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  25,037,755    1,460,468    4,755,628    6,323,484    2,129,997    3,551,165
    Cost of investments
     sold.........................  14,417,716    1,647,345    3,781,990    5,731,519    2,192,255    3,509,250
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Realized gains (losses) on
     fund shares..................  10,620,039     (186,877)     973,638      591,965      (62,258)      41,915
Realized gain distributions.......          --           --    1,290,874           --           --           --
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized gains
     (losses).....................  10,620,039     (186,877)   2,264,512      591,965      (62,258)      41,915
Change in unrealized gains
 (losses).........................   5,255,241      425,523     (393,256)    (994,120)     162,456     (405,961)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............  15,875,280      238,646    1,871,256     (402,155)     100,198     (364,046)
                                   -----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $16,285,592   $  533,038   $1,961,400   $ (214,140)  $  249,831   $  115,555
                                   ===========   ==========   ==========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              ---------------------------------------------------------------------------------
                                                 INVESCO        INVESCO       INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES       SERVICES       SERVICES     SERVICES     SERVICES     SERVICES
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------- --------------- ------------ ------------ ------------ ------------
                                              INVESCO V.I.   INVESCO V.I.   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                              INTERNATIONAL     MANAGED       MID CAP      MID CAP       MONEY       S&P 500
                                                 GROWTH     VOLATILITY (AF) CORE EQUITY     GROWTH       MARKET       INDEX
                                              ------------- --------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   346,795    $  181,386    $     4,367   $       --   $      905   $  620,903
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (290,695)      (83,046)      (158,266)    (107,700)     (88,464)    (455,296)
    Administrative expense...................      (22,234)       (6,388)       (11,608)      (8,234)      (6,843)     (32,971)
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net investment income (loss).............       33,866        91,952       (165,507)    (115,934)     (94,402)     132,636
                                               -----------    ----------    -----------   ----------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    3,347,199       659,843      2,030,764    1,246,899    3,195,064    5,430,140
    Cost of investments sold.................    2,086,714       552,295      1,605,724      912,748    3,195,064    3,390,311
                                               -----------    ----------    -----------   ----------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    1,260,485       107,548        425,040      334,151           --    2,039,829
Realized gain distributions..................           --       296,666      1,252,526           --           --           --
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized gains (losses)..............    1,260,485       404,214      1,677,566      334,151           --    2,039,829
Change in unrealized gains (losses)..........   (1,505,804)      592,240     (1,164,283)     300,805           --    1,487,747
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................     (245,319)      996,454        513,283      634,956           --    3,527,576
                                               -----------    ----------    -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  (211,453)   $1,088,406    $   347,776   $  519,022   $  (94,402)  $3,660,212
                                               ===========    ==========    ===========   ==========   ==========   ==========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   ------------------------------------------------------------------------------
                                                                INVESCO      INVESCO      INVESCO      INVESCO
                                     INVESCO       INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                    INVESTMENT   INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES
                                     SERVICES     SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------- ------------ ------------ ------------ ------------
                                                INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                   INVESCO V.I.     VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                    TECHNOLOGY  OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II
                                   ------------ ------------- ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $     --    $  108,094   $        --  $    58,611  $ 1,145,527    $ 12,982
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (38,778)     (100,528)     (411,799)    (458,831)  (1,692,238)    (30,898)
    Administrative expense........     (2,955)       (7,719)      (39,783)     (59,405)    (175,023)     (3,287)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net investment income
     (loss).......................    (41,733)         (153)     (451,582)    (459,625)    (721,734)    (21,203)
                                     --------    ----------   -----------  -----------  -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    414,655     1,213,770     9,047,540    8,456,667   28,466,249     361,157
    Cost of investments
     sold.........................    283,444     1,023,837     4,890,563    6,050,738   18,374,901     233,526
                                     --------    ----------   -----------  -----------  -----------    --------
    Realized gains (losses) on
     fund shares..................    131,211       189,933     4,156,977    2,405,929   10,091,348     127,631
Realized gain distributions.......    246,492            --            --    2,462,814           --       9,240
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized gains
     (losses).....................    377,703       189,933     4,156,977    4,868,743   10,091,348     136,871
Change in unrealized gains
 (losses).........................    (63,609)      189,166    (2,315,887)  (2,139,173)  (1,761,418)     (1,637)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    314,094       379,099     1,841,090    2,729,570    8,329,930     135,234
                                     --------    ----------   -----------  -----------  -----------    --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................   $272,361    $  378,946   $ 1,389,508  $ 2,269,945  $ 7,608,196    $114,031
                                     ========    ==========   ===========  ===========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------------
                                        INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                       INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                        SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                      (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------ ------------ ------------ ------------- ------------
                                      INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                      DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND
                                      DIVIDEND II   INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II
                                      ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   513,942    $ 7,020    $   543,739   $  273,085     $ 8,381    $   791,357
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (589,896)    (2,385)      (541,499)    (284,335)     (4,654)      (813,285)
    Administrative expense...........     (48,175)      (157)       (62,032)     (24,135)       (290)      (106,044)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net investment income
     (loss)..........................    (124,129)     4,478        (59,792)     (35,385)      3,437       (127,972)
                                      -----------    -------    -----------   ----------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  10,597,601     33,082      8,550,637    5,609,987      23,775     14,483,962
    Cost of investments sold.........   6,627,084     37,143      6,314,614    4,911,696      25,013     10,002,589
                                      -----------    -------    -----------   ----------     -------    -----------
       Realized gains (losses)
        on fund shares...............   3,970,517     (4,061)     2,236,023      698,291      (1,238)     4,481,373
Realized gain distributions..........          --         --      1,676,971           --          --      6,183,214
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized gains (losses)......   3,970,517     (4,061)     3,912,994      698,291      (1,238)    10,664,587
Change in unrealized gains
 (losses)............................    (185,651)     9,050     (1,430,534)    (806,086)      3,915     (6,247,843)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   3,784,866      4,989      2,482,460     (107,795)      2,677      4,416,744
                                      -----------    -------    -----------   ----------     -------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,660,737    $ 9,467    $ 2,422,668   $ (143,180)    $ 6,114    $ 4,288,772
                                      ===========    =======    ===========   ==========     =======    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ---------------------------------------------------------------------------------------
                                            INVESCO       INVESCO         INVESCO          INVESCO       INVESCO      INVESCO
                                          INVESTMENT    INVESTMENT       INVESTMENT       INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES         SERVICES         SERVICES      SERVICES     SERVICES
                                          (SERIES II)   (SERIES II)     (SERIES II)      (SERIES II)   (SERIES II)  (SERIES II)
                                          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------------ -------------- ------------ ------------
                                                       INVESCO V.I.     INVESCO V.I.     INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                         INVESCO V.I.  INTERNATIONAL      MANAGED          MID CAP       MID CAP       MONEY
                                         HIGH YIELD II   GROWTH II   VOLATILITY II (AG) CORE EQUITY II  GROWTH II    MARKET II
                                         ------------- ------------- ------------------ -------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  435,266    $   34,185        $ 4,116         $      --     $       --    $     97
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (162,354)      (46,974)        (2,351)          (29,916)      (147,832)    (10,477)
    Administrative expense..............     (13,981)       (5,848)          (163)           (3,229)       (14,387)       (731)
                                          ----------    ----------        -------         ---------     ----------    --------
    Net investment income (loss)........     258,931       (18,637)         1,602           (33,145)      (162,219)    (11,111)
                                          ----------    ----------        -------         ---------     ----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,846,420     2,269,683         40,399           506,779      2,829,926      51,488
    Cost of investments sold............   1,843,510     1,801,830         36,220           403,090      2,174,396      51,488
                                          ----------    ----------        -------         ---------     ----------    --------
       Realized gains (losses) on
        fund shares.....................       2,910       467,853          4,179           103,689        655,530          --
Realized gain distributions.............          --            --          7,363           208,872             --          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized gains (losses).........       2,910       467,853         11,542           312,561        655,530          --
Change in unrealized gains
 (losses)...............................    (250,289)     (437,708)        14,679          (231,134)        38,383          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (247,379)       30,145         26,221            81,427        693,913          --
                                          ----------    ----------        -------         ---------     ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $   11,552    $   11,508        $27,823         $  48,282     $  531,694    $(11,111)
                                          ==========    ==========        =======         =========     ==========    ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------------
                                           INVESCO       INVESCO        INVESCO                                  LEGG MASON
                                          INVESTMENT   INVESTMENT      INVESTMENT                    LAZARD       PARTNERS
                                           SERVICES     SERVICES        SERVICES        JANUS      RETIREMENT     VARIABLE
                                         (SERIES II)   (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------- ---------------- ------------ ------------ --------------
                                                                                                                CLEARBRIDGE
                                                                                                                VARIABLE ALL
                                         INVESCO V.I.                   INVESCO                     EMERGING     CAP VALUE
                                           S&P 500    INVESCO V.I.     V.I. VALUE       FORTY       MARKETS     PORTFOLIO I
                                           INDEX II   TECHNOLOGY II OPPORTUNITIES II  PORTFOLIO      EQUITY    (AI) (AJ) (AK)
                                         ------------ ------------- ---------------- ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $   899,056     $    --       $   59,868      $    16       $   9         $  221
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (912,760)       (196)         (80,970)        (142)         (8)           (16)
    Administrative expense..............     (82,021)        (13)          (9,438)         (11)         --             (1)
                                         -----------     -------       ----------      -------       -----         ------
    Net investment income (loss)........     (95,725)       (209)         (30,540)        (137)          1            204
                                         -----------     -------       ----------      -------       -----         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  16,230,690       6,585        1,420,514          641         249          1,664
    Cost of investments sold............  10,099,984       4,686        1,164,074          315         198          2,324
                                         -----------     -------       ----------      -------       -----         ------
       Realized gains (losses) on
        fund shares.....................   6,130,706       1,899          256,440          326          51           (660)
Realized gain distributions.............          --         963               --        2,995           5            674
                                         -----------     -------       ----------      -------       -----         ------
    Net realized gains (losses).........   6,130,706       2,862          256,440        3,321          56             14
Change in unrealized gains
 (losses)...............................    (164,386)     (1,615)           6,060       (2,466)       (104)          (145)
                                         -----------     -------       ----------      -------       -----         ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   5,966,320       1,247          262,500          855         (48)          (131)
                                         -----------     -------       ----------      -------       -----         ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................. $ 5,870,595     $ 1,038       $  231,960      $   718       $ (47)        $   73
                                         ===========     =======       ==========      =======       =====         ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------
                                         LEGG MASON
                                          PARTNERS
                                          VARIABLE       LORD ABBETT   LORD ABBETT  LORD ABBETT  LORD ABBETT  LORD ABBETT
                                      EQUITY TRUST (AH)  SERIES FUND   SERIES FUND  SERIES FUND  SERIES FUND  SERIES FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------------- -------------- -----------  ----------- ------------- -----------
                                         CLEARBRIDGE
                                       VARIABLE LARGE
                                          CAP VALUE                    FUNDAMENTAL  GROWTH AND     GROWTH       MID-CAP
                                      PORTFOLIO I (AJ)  BOND-DEBENTURE   EQUITY       INCOME    OPPORTUNITIES    STOCK
                                      ----------------- -------------- -----------  ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................       $  41         $  920,644   $    23,504  $   93,520   $        --  $   67,798
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................         (20)          (301,848)      (82,450)   (208,238)     (129,635)   (240,483)
    Administrative expense...........          (1)           (42,040)      (11,080)    (28,219)      (17,565)    (32,514)
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net investment income
     (loss)..........................          20            576,756       (70,026)   (142,937)     (147,200)   (205,199)
                                            -----         ----------   -----------  ----------   -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         710          6,673,404     1,800,205   4,556,577     2,378,507   4,646,522
    Cost of investments sold.........         503          6,205,799     1,374,617   3,608,805     2,254,596   3,548,879
                                            -----         ----------   -----------  ----------   -----------  ----------
       Realized gains (losses)
        on fund shares...............         207            467,605       425,588     947,772       123,911   1,097,643
Realized gain distributions..........         153            521,951       930,057          --     1,791,663          --
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized gains
     (losses)........................         360            989,556     1,355,645     947,772     1,915,574   1,097,643
Change in unrealized gains
 (losses)............................        (282)          (901,662)   (1,004,789)     (1,768)   (1,393,847)    667,227
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................          78             87,894       350,856     946,004       521,727   1,764,870
                                            -----         ----------   -----------  ----------   -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................       $  98         $  664,650   $   280,830  $  803,067   $   374,527  $1,559,671
                                            =====         ==========   ===========  ==========   ===========  ==========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ---------------------------------------------------------------------------------
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                       INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE     INSURANCE
                                         TRUST        TRUST          TRUST         TRUST        TRUST         TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------ --------------- ------------ ------------ -------------
                                                       MFS            MFS         MFS NEW        MFS           MFS
                                       MFS GROWTH   HIGH YIELD  INVESTORS TRUST  DISCOVERY     RESEARCH   RESEARCH BOND
                                      ------------ ------------ --------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    808     $ 17,436      $ 10,533      $      --     $  5,443     $ 20,615
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (10,080)      (4,090)      (14,103)       (18,432)      (9,124)      (8,814)
    Administrative expense...........       (779)        (354)       (1,121)        (1,530)        (662)        (744)
                                        --------     --------      --------      ---------     --------     --------
    Net investment income
     (loss)..........................    (10,051)      12,992        (4,691)       (19,962)      (4,343)      11,057
                                        --------     --------      --------      ---------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     66,121       50,802       134,259        327,693      170,605      208,871
    Cost of investments sold.........     43,052       50,167        81,142        254,520      113,412      185,958
                                        --------     --------      --------      ---------     --------     --------
       Realized gains (losses)
        on fund shares...............     23,069          635        53,117         73,173       57,193       22,913
Realized gain distributions..........     51,544           --        86,088        307,958       49,387           --
                                        --------     --------      --------      ---------     --------     --------
    Net realized gains
     (losses)........................     74,613          635       139,205        381,131      106,580       22,913
Change in unrealized gains
 (losses)............................     (8,392)     (14,305)      (32,403)      (506,158)     (47,415)        (172)
                                        --------     --------      --------      ---------     --------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     66,221      (13,670)      106,802       (125,027)      59,165       22,741
                                        --------     --------      --------      ---------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 56,170     $   (678)     $102,111      $(144,989)    $ 54,822     $ 33,798
                                        ========     ========      ========      =========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ---------------------------------------------------------------------------------------------
                                               MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                  INSURANCE        TRUST           TRUST           TRUST           TRUST           TRUST
                                    TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- --------------- --------------- --------------- --------------- ---------------
                                                               MFS INVESTORS      MFS NEW
                                                MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES
                                MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                ------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $ 5,343       $     --         $   976        $     --        $    230        $ 27,393
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (3,272)        (1,303)         (1,905)         (1,957)           (602)        (21,573)
    Administrative
     expense...................       (250)           (90)           (135)           (135)            (43)         (1,431)
                                   -------       --------         -------        --------        --------        --------
    Net investment income
     (loss)....................      1,821         (1,393)         (1,064)         (2,092)           (415)          4,389
                                   -------       --------         -------        --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      5,257         74,600          21,181          45,563          28,847         267,982
    Cost of investments
     sold......................      3,623         36,164          11,460          36,163          13,676         183,659
                                   -------       --------         -------        --------        --------        --------
       Realized gains
        (losses) on fund
        shares.................      1,634         38,436           9,721           9,400          15,171          84,323
Realized gain distributions....      9,370          6,069           9,916          28,358           3,038          52,801
                                   -------       --------         -------        --------        --------        --------
    Net realized gains
     (losses)..................     11,004         44,505          19,637          37,758          18,209         137,124
Change in unrealized gains
 (losses)......................     11,451        (39,117)         (7,108)        (49,312)        (14,625)           (740)
                                   -------       --------         -------        --------        --------        --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     22,455          5,388          12,529         (11,554)          3,584         136,384
                                   -------       --------         -------        --------        --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $24,276       $  3,995         $11,465        $(13,646)       $  3,169        $140,773
                                   =======       ========         =======        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                   GLOBAL
                                   EUROPEAN    INFRASTRUCTURE                   LIMITED                      MULTI CAP
                                    EQUITY        (AL)(AM)     INCOME PLUS      DURATION     MONEY MARKET      GROWTH
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   887,822    $  1,323,164   $ 2,755,740     $  142,358    $     2,911    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (478,480)       (219,470)     (860,945)      (109,133)      (385,095)     (2,597,583)
    Administrative
     expense...................      (34,458)        (16,054)      (63,328)        (8,028)       (27,880)       (178,400)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net investment income
     (loss)....................      374,884       1,087,640     1,831,467         25,197       (410,064)     (2,775,983)
                                 -----------    ------------   -----------     ----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    6,408,434      57,310,659    12,085,613      1,605,607     13,314,917      34,025,927
    Cost of investments
     sold......................    5,694,631      71,425,785    10,904,550      1,897,081     13,314,917      20,154,673
                                 -----------    ------------   -----------     ----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares.................      713,803     (14,115,126)    1,181,063       (291,474)            --      13,871,254
Realized gain
 distributions.................           --       7,691,737            --             --             --      25,084,578
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized gains
     (losses)..................      713,803      (6,423,389)    1,181,063       (291,474)            --      38,955,832
Change in unrealized gains
 (losses)......................   (4,839,940)      8,402,365     1,068,734        243,443             --     (28,084,263)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (4,126,137)      1,978,976     2,249,797        (48,031)            --      10,871,569
                                 -----------    ------------   -----------     ----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................  $(3,751,253)   $  3,066,616   $ 4,081,264     $  (22,834)   $  (410,064)   $  8,095,586
                                 ===========    ============   ===========     ==========    ===========    ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             --------------------------------------------------------------------------------------
                              MORGAN STANLEY   MORGAN STANLEY    MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE          VARIABLE         VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT       INVESTMENT
                                  SERIES           SERIES            SERIES           SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)  (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ----------------- ---------------- ---------------- ----------------
                                                   GLOBAL
                                 EUROPEAN      INFRASTRUCTURE                        LIMITED           MONEY
                                  EQUITY          (CLASS Y        INCOME PLUS        DURATION          MARKET
                             (CLASS Y SHARES) SHARES) (AM) (AN) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ----------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   214,892       $   307,325      $ 2,904,710      $   446,396      $     3,480
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (161,394)          (72,151)      (1,141,553)        (477,128)        (538,719)
    Administrative
     expense................       (12,117)           (5,133)        (113,741)         (41,213)         (51,698)
                               -----------       -----------      -----------      -----------      -----------
    Net investment
     income (loss)..........        41,381           230,041        1,649,416          (71,945)        (586,937)
                               -----------       -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     2,447,135        15,145,490       19,566,525        6,363,622       19,315,829
    Cost of investments
     sold...................     2,154,039        18,479,014       17,722,219        7,616,099       19,315,829
                               -----------       -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares..............       293,096        (3,333,524)       1,844,306       (1,252,477)              --
Realized gain
 distributions..............            --         2,059,002               --               --               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized gains
     (losses)...............       293,096        (1,274,522)       1,844,306       (1,252,477)              --
Change in unrealized
 gains (losses).............    (1,408,453)        1,841,571          752,122        1,071,989               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (1,115,357)          567,049        2,596,428         (180,488)              --
                               -----------       -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(1,073,976)      $   797,090      $ 4,245,844      $  (252,433)     $  (586,937)
                               ===========       ===========      ===========      ===========      ===========

                             ----------------
                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                MULTI CAP
                                  GROWTH
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $         --
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........       (949,941)
    Administrative
     expense................        (77,905)
                               ------------
    Net investment
     income (loss)..........     (1,027,846)
                               ------------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     18,778,841
    Cost of investments
     sold...................     10,389,939
                               ------------
       Realized gains
        (losses) on
        fund
        shares..............      8,388,902
Realized gain
 distributions..............      7,338,118
                               ------------
    Net realized gains
     (losses)...............     15,727,020
Change in unrealized
 gains (losses).............    (13,016,180)
                               ------------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      2,710,840
                               ------------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $  1,682,994
                               ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------
                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                                                                         OPPENHEIMER
                                          AMT         AMT      OPPENHEIMER   OPPENHEIMER                  DISCOVERY
                                       LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER     MID CAP
                                         VALUE      GROWTH    APPRECIATION     INCOME       CORE BOND      GROWTH
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  153      $    --     $ 14,510      $ 30,484      $ 46,679       $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (347)        (194)     (41,826)      (19,911)      (10,336)       (8,427)
    Administrative expense...........      (24)         (12)      (3,289)       (1,496)         (864)         (607)
                                        ------      -------     --------      --------      --------       -------
    Net investment income
     (loss)..........................     (218)        (206)     (30,605)        9,077        35,479        (9,034)
                                        ------      -------     --------      --------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,926       23,123      649,891       143,183       321,318        28,154
    Cost of investments sold.........    4,570       15,940      413,200       133,983       385,431        16,881
                                        ------      -------     --------      --------      --------       -------
       Realized gains (losses)
        on fund shares...............      356        7,183      236,691         9,200       (64,113)       11,273
Realized gain distributions..........       --           --       78,998            --            --            --
                                        ------      -------     --------      --------      --------       -------
    Net realized gains (losses)......      356        7,183      315,689         9,200       (64,113)       11,273
Change in unrealized gains
 (losses)............................    1,716       (7,376)     144,556        78,150        80,546        23,093
                                        ------      -------     --------      --------      --------       -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    2,072         (193)     460,245        87,350        16,433        34,366
                                        ------      -------     --------      --------      --------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,854      $  (399)    $429,640      $ 96,427      $ 51,912       $25,332
                                        ======      =======     ========      ========      ========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                                                                              OPPENHEIMER      OPPENHEIMER
                                                                                               VARIABLE         VARIABLE
                                 OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                                  VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                                ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
                                                OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                 OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                                   GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  31,967       $ 83,219       $ 13,379      $  12,703      $   48,917       $  191,914
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (34,264)       (27,090)       (21,821)       (16,795)       (374,279)        (149,312)
    Administrative
     expense...................      (2,806)        (1,986)        (1,600)        (1,380)        (50,602)         (19,925)
                                  ---------       --------       --------      ---------      ----------       ----------
    Net investment income
     (loss)....................      (5,103)        54,143        (10,042)        (5,472)       (375,964)          22,677
                                  ---------       --------       --------      ---------      ----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     634,636        372,659        244,539        361,113       8,226,785        2,830,625
    Cost of investments
     sold......................     449,022        345,701        152,797        234,513       5,084,868        2,878,865
                                  ---------       --------       --------      ---------      ----------       ----------
       Realized gains
        (losses) on fund
        shares.................     185,614         26,958         91,742        126,600       3,141,917          (48,240)
Realized gain distributions....     130,418             --         32,341        204,078         654,977               --
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized gains
     (losses)..................     316,032         26,958        124,083        330,678       3,796,894          (48,240)
Change in unrealized gains
 (losses)......................    (277,360)       (51,901)        24,286       (193,403)       (185,145)         658,872
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      38,672        (24,943)       148,369        137,275       3,611,749          610,632
                                  ---------       --------       --------      ---------      ----------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  33,569       $ 29,200       $138,327      $ 131,803      $3,235,785       $  633,309
                                  =========       ========       ========      =========      ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ---------------------------------------------------------------------------------
                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                         VARIABLE        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                          ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- --------------- --------------- ---------------- ---------------
                                                        OPPENHEIMER
                                                         DISCOVERY                      OPPENHEIMER      OPPENHEIMER
                                        OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC      MAIN
                                      CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)      STREET (SS)
                                      --------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $1,191,621      $       --      $   113,601     $ 2,287,267      $   253,650
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (324,420)       (111,197)        (183,944)       (825,512)        (619,245)
    Administrative expense...........      (45,362)        (14,693)         (24,887)       (112,589)         (83,242)
                                        ----------      ----------      -----------     -----------      -----------
    Net investment income
     (loss)..........................      821,839        (125,890)         (95,230)      1,349,166         (448,837)
                                        ----------      ----------      -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,905,810       1,882,817        3,655,605      14,147,131       11,680,437
    Cost of investments sold.........    6,499,486       1,111,269        2,654,458      13,580,094        7,362,409
                                        ----------      ----------      -----------     -----------      -----------
       Realized gains (losses)
        on fund shares...............     (593,676)        771,548        1,001,147         567,037        4,318,028
Realized gain distributions..........           --              --          597,718              --          891,764
                                        ----------      ----------      -----------     -----------      -----------
    Net realized gains
     (losses)........................     (593,676)        771,548        1,598,865         567,037        5,209,792
Change in unrealized gains
 (losses)............................    1,018,124        (375,488)      (1,419,809)     (1,255,166)      (1,211,150)
                                        ----------      ----------      -----------     -----------      -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      424,448         396,060          179,056        (688,129)       3,998,642
                                        ----------      ----------      -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,246,287      $  270,170      $    83,826     $   661,037      $ 3,549,805
                                        ==========      ==========      ===========     ===========      ===========

                                      ---------------
                                        OPPENHEIMER
                                         VARIABLE
                                       ACCOUNT FUNDS
                                      (SERVICE SHARES
                                          ("SS"))
                                        SUB-ACCOUNT
                                      ---------------

                                        OPPENHEIMER
                                        MAIN STREET
                                      SMALL CAP (SS)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   119,808
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (269,154)
    Administrative expense...........       (36,358)
                                        -----------
    Net investment income
     (loss)..........................      (185,704)
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     5,639,249
    Cost of investments sold.........     3,483,610
                                        -----------
       Realized gains (losses)
        on fund shares...............     2,155,639
Realized gain distributions..........     2,659,135
                                        -----------
    Net realized gains
     (losses)........................     4,814,774
Change in unrealized gains
 (losses)............................    (2,859,953)
                                        -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     1,954,821
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 1,769,117
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                            PIMCO           PIMCO       PIMCO       PIMCO       PIMCO        PIMCO
                                           VARIABLE       VARIABLE    VARIABLE    VARIABLE     VARIABLE    VARIABLE
                                          INSURANCE       INSURANCE   INSURANCE   INSURANCE   INSURANCE    INSURANCE
                                            TRUST           TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------------ ----------- ----------- ----------- ------------ -----------
                                                                                  PIMCO VIT
                                                                                  COMMODITY   PIMCO VIT
                                                                                 REAL RETURN   EMERGING    PIMCO VIT
                                                                      PIMCO VIT   STRATEGY   MARKETS BOND REAL RETURN
                                         FOREIGN BOND       MONEY       TOTAL     (ADVISOR     (ADVISOR    (ADVISOR
                                      (US DOLLAR-HEDGED)   MARKET      RETURN      SHARES)     SHARES)      SHARES)
                                      ------------------ ----------- ----------- ----------- ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................        $ 27           $   1       $ 35     $    5,827    $ 64,861   $   50,840
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......         (22)           (270)       (24)       (33,680)    (19,317)     (54,731)
    Administrative expense...........          (1)            (19)        (1)        (4,396)     (2,419)      (7,036)
                                             ----           -----       ----     ----------    --------   ----------
    Net investment income
     (loss)..........................           4            (288)        10        (32,249)     43,125      (10,927)
                                             ----           -----       ----     ----------    --------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         570             940         30        930,589     546,918    2,322,254
    Cost of investments sold.........         570             940         27      1,349,852     543,160    2,320,967
                                             ----           -----       ----     ----------    --------   ----------
       Realized gains (losses)
        on fund shares...............          --              --          3       (419,263)      3,758        1,287
Realized gain distributions..........           9              --         --             --      19,154           --
                                             ----           -----       ----     ----------    --------   ----------
    Net realized gains (losses)......           9              --          3       (419,263)     22,912        1,287
Change in unrealized gains
 (losses)............................         121              --         29         79,577     (42,876)     119,441
                                             ----           -----       ----     ----------    --------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................         130              --         32       (339,686)    (19,964)     120,728
                                             ----           -----       ----     ----------    --------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................        $134           $(288)      $ 42     $ (371,935)   $ 23,161   $  109,801
                                             ====           =====       ====     ==========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            PIMCO
                                           VARIABLE
                                          INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                            TRUST         VP          VP          VP              VP             VP
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ------------------ -----------
                                          PIMCO VIT                             PROFUND
                                         TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND         PROFUND
                                           (ADVISOR       VP          VP       LARGE-CAP          VP             VP
                                           SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                                         ------------ ----------- ----------- ----------- ------------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  316,722    $    3      $    1      $   --          $   56         $   191
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........    (232,389)      (33)        (35)       (665)            (32)           (208)
    Administrative expense..............     (30,254)       (4)         (4)        (52)             (4)            (23)
                                          ----------    ------      ------      ------          ------         -------
    Net investment income
     (loss).............................      54,079       (34)        (38)       (717)             20             (40)
                                          ----------    ------      ------      ------          ------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   6,527,516     2,737       3,106         692           2,564          10,954
    Cost of investments sold............   6,331,249     1,879       1,717         685           2,133           7,362
                                          ----------    ------      ------      ------          ------         -------
       Realized gains (losses) on
        fund shares.....................     196,267       858       1,389           7             431           3,592
Realized gain distributions.............          --        --          --          --              --              --
                                          ----------    ------      ------      ------          ------         -------
    Net realized gains (losses).........     196,267       858       1,389           7             431           3,592
Change in unrealized gains
 (losses)...............................     164,452      (656)       (906)      4,194            (399)            (17)
                                          ----------    ------      ------      ------          ------         -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     360,719       202         483       4,201              32           3,575
                                          ----------    ------      ------      ------          ------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  414,798    $  168      $  445      $3,484          $   52         $ 3,535
                                          ==========    ======      ======      ======          ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                 VT AMERICAN                                                  VT GEORGE          VT
                                  GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM      GLOBAL ASSET
                                    INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  783,871     $    9,280    $ 2,135,726    $ 1,387,370    $   887,306     $  577,511
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (270,678)       (65,223)      (370,286)    (1,077,444)      (777,578)      (334,869)
    Administrative
     expense...................           --             --           (268)       (51,615)       (34,627)       (17,328)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)....................      513,193        (55,943)     1,765,172        258,311         75,101        225,314
                                  ----------     ----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    3,630,862      1,612,453      4,489,882     19,964,880     12,816,144      4,529,774
    Cost of investments
     sold......................    4,108,370      1,286,876      4,822,192     10,291,400     12,831,369      3,597,334
                                  ----------     ----------    -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................     (477,508)       325,577       (332,310)     9,673,480        (15,225)       932,440
Realized gain distributions....           --        877,778             --             --             --        987,814
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized gains
     (losses)..................     (477,508)     1,203,355       (332,310)     9,673,480        (15,225)     1,920,254
Change in unrealized gains
 (losses)......................      529,942       (899,244)    (1,646,886)    (1,997,695)     4,790,470       (333,150)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............       52,434        304,111     (1,979,196)     7,675,785      4,775,245      1,587,104
                                  ----------     ----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  565,627     $  248,168    $  (214,024)   $ 7,934,096    $ 4,850,346     $1,812,418
                                  ==========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                     VT             VT
                                  VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                    EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   68,018     $   75,621     $  328,525    $ 2,082,951     $   22,756    $ 2,323,760
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (242,408)      (417,899)      (161,379)    (2,120,798)      (150,474)      (520,960)
    Administrative
     expense...................           --         (7,769)        (2,962)       (56,784)           (63)       (37,224)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (174,390)      (350,047)       164,184        (94,631)      (127,781)     1,765,576
                                  ----------     ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    2,943,159      6,131,591      2,710,317     29,125,138      2,626,847      8,857,536
    Cost of investments
     sold......................    2,694,046      4,139,156      2,757,706     24,461,269      1,932,502      8,668,059
                                  ----------     ----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      249,113      1,992,435        (47,389)     4,663,869        694,345        189,477
Realized gain distributions....           --      2,741,653        774,140             --        485,070             --
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................      249,113      4,734,088        726,751      4,663,869      1,179,415        189,477
Change in unrealized gains
 (losses)......................      (30,585)     2,473,621        525,174      8,759,823        150,958     (1,811,838)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      218,528      7,207,709      1,251,925     13,423,692      1,330,373     (1,622,361)
                                  ----------     ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $   44,138     $6,857,662     $1,416,109    $13,329,061     $1,202,592    $   143,215
                                  ==========     ==========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT             VT
                                                     INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT
                                        VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS   MONEY MARKET
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 4,865,554    $   842,341    $     7,756    $   206,299    $   672,940    $     5,987
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,078,656)    (1,267,384)      (189,062)      (208,953)      (779,351)      (840,693)
    Administrative expense...........      (75,662)       (71,751)            --             (1)       (17,190)       (91,537)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................    3,711,236       (496,794)      (181,306)        (2,655)      (123,601)      (926,243)
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,865,345     20,012,667      2,593,142      2,351,765     10,541,511     32,198,721
    Cost of investments sold.........   15,829,818     20,356,293      1,940,638      2,733,253      7,331,524     32,198,721
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Change in unrealized gains
 (losses)............................      106,270     (6,051,196)    (1,438,313)    (1,217,661)     3,409,498             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      141,797     (6,394,822)      (785,809)    (1,599,149)     6,619,485             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 3,853,033    $(6,891,616)   $  (967,115)   $(1,601,804)   $ 6,495,884    $  (926,243)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ----------------------------------------------------------------------------------------
                                                                                                                 THE UNIVERSAL
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                                  VAN KAMPEN
                                                                                                                   UIF CORE
                                       VT MULTI-CAP   VT MULTI-CAP                  VT SMALL CAP                  PLUS FIXED
                                          GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                                      -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   263,888     $   54,958     $  213,854    $    214,866   $   853,164     $ 21,173
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,141,683)      (107,380)      (359,475)       (626,969)   (1,609,523)     (11,311)
    Administrative expense...........      (14,871)            --         (4,295)        (14,684)      (65,447)        (726)
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net investment income
     (loss)..........................     (892,666)       (52,422)      (149,916)       (426,787)     (821,806)       9,136
                                       -----------     ----------     ----------    ------------   -----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   14,920,434      1,817,778      5,199,793      10,720,120    22,014,425       48,118
    Cost of investments sold.........   10,130,635      1,274,752      3,291,610       9,999,307    15,322,932       47,474
                                       -----------     ----------     ----------    ------------   -----------     --------
       Realized gains (losses)
        on fund shares...............    4,789,799        543,026      1,908,183         720,813     6,691,493          644
Realized gain distributions..........           --             --             --      10,634,779     2,189,125           --
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized gains
     (losses)........................    4,789,799        543,026      1,908,183      11,355,592     8,880,618          644
Change in unrealized gains
 (losses)............................    5,246,411        195,725      1,434,348     (10,334,607)      647,307       31,429
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   10,036,210        738,751      3,342,531       1,020,985     9,527,925       32,073
                                       -----------     ----------     ----------    ------------   -----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 9,143,544     $  686,329     $3,192,615    $    594,198   $ 8,706,119     $ 41,209
                                       ===========     ==========     ==========    ============   ===========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ----------------------------------------------------------------------------------------------
                                THE UNIVERSAL      THE UNIVERSAL      THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                 FUNDS, INC.        FUNDS, INC.        FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                 SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ----------------------- -------------- ------------- ------------- -------------
                                                                        VAN KAMPEN
                                 VAN KAMPEN                             UIF GLOBAL
                                UIF EMERGING        VAN KAMPEN        TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                   MARKETS          UIF GLOBAL          ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                   EQUITY     INFRASTRUCTURE (AL)(AO)   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                                ------------- ----------------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $    78,621        $       --         $   719,940    $        --   $        --   $  282,111
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (324,648)         (489,942)         (1,153,877)      (393,836)     (237,884)    (310,422)
    Administrative
     expense...................      (21,004)          (35,875)            (78,715)       (31,246)      (15,023)     (19,707)
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net investment income
     (loss)....................     (267,031)         (525,817)           (512,652)      (425,082)     (252,907)     (48,018)
                                 -----------        ----------         -----------    -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    4,721,630         6,464,015          15,209,329      4,958,807     3,265,621    4,576,191
    Cost of investments
     sold......................    4,222,094         6,082,047          14,263,551      2,788,355     2,507,382    3,621,968
                                 -----------        ----------         -----------    -----------   -----------   ----------
       Realized gains
        (losses) on fund
        shares.................      499,536           381,968             945,778      2,170,452       758,239      954,223
Realized gain
 distributions.................           --                --           7,283,706      1,808,112     2,012,728           --
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized gains
     (losses)..................      499,536           381,968           8,229,484      3,978,564     2,770,967      954,223
Change in unrealized gains
 (losses)......................   (1,393,612)        4,233,081          (6,911,526)    (2,384,148)   (2,496,551)   3,893,717
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     (894,076)        4,615,049           1,317,958      1,594,416       274,416    4,847,940
                                 -----------        ----------         -----------    -----------   -----------   ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,161,107)       $4,089,232         $   805,306    $ 1,169,334   $    21,509   $4,799,922
                                 ===========        ==========         ===========    ===========   ===========   ==========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL    THE UNIVERSAL  THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)        (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------- -------------- -------------
                                                                                                      VAN KAMPEN
                                                     VAN KAMPEN                                       UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN       VAN KAMPEN      TACTICAL ASSET
                                      UIF EMERGING     MARKETS     UIF GLOBAL       UIF GLOBAL        ALLOCATION    VAN KAMPEN
                                      MARKETS DEBT     EQUITY       FRANCHISE     INFRASTRUCTURE      PORTFOLIO     UIF GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AN)(AO)   (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  601,464    $   26,137    $   860,115      $       --       $   225,801    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (157,746)     (118,372)      (610,950)       (160,456)         (489,016)      (92,166)
    Administrative expense...........     (21,451)      (15,363)       (79,938)        (11,392)          (38,154)      (12,561)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net investment income
     (loss)..........................     422,267      (107,598)       169,227        (171,848)         (301,369)     (104,727)
                                       ----------    ----------    -----------      ----------       -----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,234,070     2,741,623     12,103,720       1,481,640         5,804,178     1,940,044
    Cost of investments sold.........   3,205,593     2,595,446     10,566,938       1,389,490         5,382,339     1,052,212
                                       ----------    ----------    -----------      ----------       -----------    ----------
       Realized gains (losses)
        on fund shares...............      28,477       146,177      1,536,782          92,150           421,839       887,832
Realized gain distributions..........      83,563            --      6,093,450              --         2,503,724       489,149
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized gains (losses)......     112,040       146,177      7,630,232          92,150         2,925,563     1,376,981
Change in unrealized gains
 (losses)............................    (316,471)     (439,342)    (6,631,575)      1,103,251        (2,482,864)     (971,176)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    (204,431)     (293,165)       998,657       1,195,401           442,699       405,805
                                       ----------    ----------    -----------      ----------       -----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  217,836    $ (400,763)   $ 1,167,884      $1,023,553       $   141,330    $  301,078
                                       ==========    ==========    ===========      ==========       ===========    ==========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                ------------------------------------------
                                                                THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                 FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                ------------- -------------- -------------
                                                                 VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                 UIF MID CAP  SMALL COMPANY    UIF U.S.
                                                                   GROWTH         GROWTH      REAL ESTATE
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends......................................................  $        --   $        --    $   453,074
Charges from Allstate Life Insurance Company:
    Mortality and expense risk.................................     (306,411)     (151,172)      (530,870)
    Administrative expense.....................................      (39,249)      (18,875)       (71,009)
                                                                 -----------   -----------    -----------
    Net investment income (loss)...............................     (345,660)     (170,047)      (148,805)
                                                                 -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales........................................    6,375,899     2,998,377     12,223,848
    Cost of investments sold...................................    5,116,328     2,231,725      9,839,457
                                                                 -----------   -----------    -----------
       Realized gains (losses) on fund shares..................    1,259,571       766,652      2,384,391
Realized gain distributions....................................    2,773,248     2,980,150             --
                                                                 -----------   -----------    -----------
    Net realized gains (losses)................................    4,032,819     3,746,802      2,384,391
Change in unrealized gains (losses)............................   (3,749,350)   (5,466,066)     6,810,339
                                                                 -----------   -----------    -----------
    Net realized and change in unrealized gains (losses) on
     investments...............................................      283,469    (1,719,264)     9,194,730
                                                                 -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS....................................................  $   (62,191)  $(1,889,311)   $ 9,045,925
                                                                 ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                    AST                                              AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013        2014        2013         2014         2013
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (104,433) $ (110,236) $  (44,453) $  (43,137) $  (145,222) $  (141,336)
Net realized gains (losses)..............    231,355     206,633      72,813     114,138      238,502      254,469
Change in unrealized gains (losses)......        181     405,766      84,236     284,564      395,249    1,313,503
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    127,103     502,163     112,596     355,565      488,529    1,426,636
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,350        1,950
Benefit payments.........................         --          --          --          --         (597)        (512)
Payments on termination..................   (445,978)   (587,212)   (143,262)   (331,198)    (593,287)    (680,856)
Contract Maintenance Charge..............    (17,076)    (17,306)     (8,994)     (9,372)     (47,482)     (47,703)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (144,317)   (262,264)     24,468      79,418       83,168      284,603
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (605,871)   (865,282)   (127,788)   (261,152)    (556,848)    (442,518)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (478,768)   (363,119)    (15,192)     94,413      (68,319)     984,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,288,316   6,651,435   2,674,582   2,580,169   10,076,295    9,092,177
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $5,809,548  $6,288,316  $2,659,390  $2,674,582  $10,007,976  $10,076,295
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    582,880     666,613     210,983     233,114      814,810      852,585
       Units issued......................     34,841      57,177       6,515      19,369       11,492       62,073
       Units redeemed....................    (90,127)   (140,910)    (16,407)    (41,500)     (55,187)     (99,848)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    527,594     582,880     201,091     210,983      771,115      814,810
                                          ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2014     2013      2014      2013      2014      2013
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (452) $  (278) $  (7,383) $ (9,581) $ (6,041) $ (6,123)
Net realized gains (losses).........................     330       19     13,148     3,776      (506)     (556)
Change in unrealized gains (losses).................     877    1,843        156   (23,824)   13,772   (15,520)
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...     755    1,584      5,921   (29,629)    7,225   (22,199)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --        --        --        --
Benefit payments....................................      --       --         --        --        --        --
Payments on termination.............................      --       --   (102,606)  (31,500)       --        --
Contract Maintenance Charge.........................      --       (7)      (280)     (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (133)      --    (42,369)        1        --         1
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (133)      (7)  (145,255)  (31,884)      (35)      (34)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     622    1,577   (139,334)  (61,513)    7,190   (22,233)
NET ASSETS AT BEGINNING OF PERIOD...................  18,877   17,300    598,146   659,659   313,192   335,425
                                                     -------  -------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $19,499  $18,877  $ 458,812  $598,146  $320,382  $313,192
                                                     =======  =======  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711    1,711     43,629    45,888    23,471    23,474
       Units issued.................................   6,164       --         --        --        --        --
       Units redeemed...............................  (6,164)      --    (10,508)   (2,259)       (3)       (3)
                                                     -------  -------  ---------  --------  --------  --------
    Units outstanding at end of period..............   1,711    1,711     33,121    43,629    23,468    23,471
                                                     =======  =======  =========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                         AST                    AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2022        PORTFOLIO 2023        PORTFOLIO 2024
                                                 -------------------  ----------------------  ------------------
                                                   2014       2013       2014        2013       2014    2013 (AP)
                                                 --------  ---------  ----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,610) $  (5,190) $  (14,838) $  (13,140) $ (4,229) $ (2,386)
Net realized gains (losses).....................       88     20,518      31,034     (33,659)    6,732    (5,208)
Change in unrealized gains (losses).............   13,829    (47,909)     89,715     (33,855)   28,602    (5,959)
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   11,307    (32,581)    105,911     (80,654)   31,105   (13,553)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --         --          --          --        --        --
Benefit payments................................       --         --          --          --        --        --
Payments on termination.........................       --         --      (9,549)    (55,705)  (20,078)  (14,892)
Contract Maintenance Charge.....................       --       (117)       (282)       (544)     (254)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................        1   (390,017)   (733,374)  1,213,207   159,960   267,770
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................        1   (390,134)   (743,205)  1,156,958   139,628   252,878
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,308   (422,715)   (637,294)  1,076,304   170,733   239,325
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  135,228    557,943   1,267,865     191,561   239,325        --
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $146,536  $ 135,228  $  630,571  $1,267,865  $410,058  $239,325
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   12,219     44,497     137,703      18,361    27,331        --
       Units issued.............................       --      7,500       1,415     259,668    32,114    55,206
       Units redeemed...........................       --    (39,778)    (77,238)   (140,326)  (17,999)  (27,875)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   12,219     12,219      61,880     137,703    41,446    27,331
                                                 ========  =========  ==========  ==========  ========  ========

--------
(ap)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     -------------- -----------------------  -----------------
                                                          AST                 AST                   AST
                                                          BOND           CAPITAL GROWTH           COHEN &
                                                     PORTFOLIO 2025     ASSET ALLOCATION       STEERS REALTY
                                                     -------------- -----------------------  -----------------
                                                        2014 (A)        2014        2013       2014      2013
                                                     -------------- -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (197)    $  (115,555) $ (115,623) $ (1,346) $(1,194)
Net realized gains (losses).........................        136         490,556     267,545     2,472     (227)
Change in unrealized gains (losses).................      1,341         (15,648)  1,192,936    23,985      840
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from operations...      1,280         359,353   1,344,858    25,111     (581)
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --             240       3,840        --       --
Benefit payments....................................         --              --          --        --       --
Payments on termination.............................         --      (1,379,267)   (724,647)   (9,308)  (3,324)
Contract Maintenance Charge.........................         --         (26,566)    (25,900)      (33)     (30)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     33,280          34,184     464,683     2,509   14,259
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     33,280      (1,371,409)   (282,024)   (6,832)  10,905
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................     34,560      (1,012,056)  1,062,834    18,279   10,324
NET ASSETS AT BEGINNING OF PERIOD...................         --       7,452,629   6,389,795    84,561   74,237
                                                        -------     -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD.........................    $34,560     $ 6,440,573  $7,452,629  $102,840  $84,561
                                                        =======     ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --         624,641     646,748     6,998    6,267
       Units issued.................................      3,578          14,491      99,918       189    1,085
       Units redeemed...............................       (530)       (125,385)   (122,025)     (590)    (354)
                                                        -------     -----------  ----------  --------  -------
    Units outstanding at end of period..............      3,048         513,747     624,641     6,597    6,998
                                                        =======     ===========  ==========  ========  =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      ADVANCED              ADVANCED                ADVANCED
                                                    SERIES TRUST          SERIES TRUST            SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------  ----------------------  ----------------------
                                                                                                  AST FRANKLIN
                                                         AST                   AST                  TEMPLETON
                                                    FI PYRAMIS(R)          FI PYRAMIS            FOUNDING FUNDS
                                                  ASSET ALLOCATION      QUANTITATIVE (B)           ALLOCATION
                                                 ------------------  ----------------------  ----------------------
                                                   2014      2013       2014        2013        2014        2013
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (5,067) $ (4,315) $  (37,310) $  (41,385) $  (47,015) $  (45,339)
Net realized gains (losses).....................    3,538     6,560      84,132     156,064      64,351      76,566
Change in unrealized gains (losses).............   14,906    42,465     (25,580)    181,511      39,960     627,135
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   13,377    44,710      21,242     296,190      57,296     658,362
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --        --         483       6,425          --         600
Benefit payments................................       --        --          --          --          --          --
Payments on termination.........................   (4,106)   (3,566)   (480,844)   (448,080)   (108,133)   (251,736)
Contract Maintenance Charge.....................   (1,524)   (1,436)     (7,055)     (8,773)    (17,353)    (17,601)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   11,497    57,893     127,574       1,315     (47,346)    (43,013)
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    5,867    52,891    (359,842)   (449,113)   (172,832)   (311,750)
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   19,244    97,601    (338,600)   (152,923)   (115,536)    346,612
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  318,389   220,788   2,402,046   2,554,969   3,337,370   2,990,758
                                                 --------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $337,633  $318,389  $2,063,446  $2,402,046  $3,221,834  $3,337,370
                                                 ========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   25,210    20,475     218,896     262,532     252,503     277,762
       Units issued.............................    1,163     9,190      24,666      69,597       6,195      42,279
       Units redeemed...........................     (693)   (4,455)    (59,309)   (113,233)    (19,109)    (67,538)
                                                 --------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period..........   25,680    25,210     184,253     218,896     239,589     252,503
                                                 ========  ========  ==========  ==========  ==========  ==========

--------
(b)Previously known as AST First Trust Balanced Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------
                                                        ADVANCED       ADVANCED           ADVANCED
                                                      SERIES TRUST   SERIES TRUST       SERIES TRUST
                                                      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------- --------------  -------------------
                                                      AST FRANKLIN
                                                       TEMPLETON          AST               AST
                                                     FOUNDING FUNDS     GLOBAL         GOLDMAN SACHS
                                                          PLUS        REAL ESTATE   CONCENTRATED GROWTH
                                                     -------------- --------------  --------------------
                                                          2014       2014    2013   2014 (C)(D)   2013
                                                     -------------- ------  ------  ----------- -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (154)    $  (41) $  (41)  $    (67)  $  (624)
Net realized gains (losses).........................       (366)        75      72     23,403     2,739
Change in unrealized gains (losses).................         --        273      48    (24,209)   10,692
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from operations...       (520)       307      79       (873)   12,807
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --         --      --         --        --
Benefit payments....................................         --         --      --         --        --
Payments on termination.............................         --       (171)   (182)      (953)   (6,299)
Contract Maintenance Charge.........................         --        (14)    (15)        (4)      (42)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................        520          1      --    (53,049)     (530)
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from contract
 transactions.......................................        520       (184)   (197)   (54,006)   (6,871)
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS...................         --        123    (118)   (54,879)    5,936
NET ASSETS AT BEGINNING OF PERIOD...................         --      2,641   2,759     54,879    48,943
                                                        -------     ------  ------   --------   -------
NET ASSETS AT END OF PERIOD.........................    $    --     $2,764  $2,641   $     --   $54,879
                                                        =======     ======  ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        228     245      3,854     4,403
       Units issued.................................      6,306         --      --         --        --
       Units redeemed...............................     (6,306)       (15)    (17)    (3,854)     (549)
                                                        -------     ------  ------   --------   -------
    Units outstanding at end of period..............         --        213     228         --     3,854
                                                        =======     ======  ======   ========   =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  ----------------  ------------------
                                                            AST               AST                AST
                                                       GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS
                                                      LARGE-CAP VALUE   MID-CAP GROWTH       MULTI-ASSET
                                                     ----------------  ----------------  ------------------
                                                       2014     2013     2014     2013     2014      2013
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (136) $  (118) $  (717) $  (619) $ (7,828) $ (7,791)
Net realized gains (losses).........................   1,349        8      405      152    18,121    10,143
Change in unrealized gains (losses).................     (61)   2,702    5,780   13,286     2,767    39,370
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   1,152    2,592    5,468   12,819    13,060    41,722
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --        --        --
Benefit payments....................................      --       --       --       --        --        --
Payments on termination.............................      --       --     (601)    (394)  (40,365)   (1,940)
Contract Maintenance Charge.........................     (13)     (13)     (13)     (12)   (2,502)   (2,434)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     102        1      (73)    (118)  (35,419)   (6,314)
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      89      (12)    (687)    (524)  (78,286)  (10,688)
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,241    2,580    4,781   12,295   (65,226)   31,034
NET ASSETS AT BEGINNING OF PERIOD...................  10,708    8,128   54,699   42,404   574,234   543,200
                                                     -------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $11,949  $10,708  $59,480  $54,699  $509,008  $574,234
                                                     =======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     935      937    3,309    3,347    48,723    49,920
       Units issued.................................     393       --        1       --     6,317     6,994
       Units redeemed...............................    (394)      (2)     (42)     (38)  (12,929)   (8,191)
                                                     -------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............     934      935    3,268    3,309    42,111    48,723
                                                     =======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              -----------------------------------------------------
                                                                 ADVANCED         ADVANCED           ADVANCED
                                                               SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                              --------------  ----------------  ------------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON              AST
                                                              SMALL-CAP VALUE  LARGE-CAP VALUE      HIGH YIELD
                                                              --------------  ----------------  ------------------
                                                               2014    2013     2014     2013     2014      2013
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (99) $  (88) $  (334) $  (312) $   (968) $ (1,180)
Net realized gains (losses)..................................     98      62    1,702      473     1,958     1,663
Change in unrealized gains (losses)..........................    435   2,117   (1,274)   6,718       494     4,615
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from operations............    434   2,091       94    6,879     1,484     5,098
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --       --        --        --
Benefit payments.............................................     --      --       --       --      (290)     (259)
Payments on termination......................................   (132)   (120)    (538)  (2,881)  (13,972)  (17,739)
Contract Maintenance Charge..................................    (14)    (16)     (14)     (15)      (29)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     (1)     --      451     (546)    1,538    16,823
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from contract transactions.   (147)   (136)    (101)  (3,442)  (12,753)   (1,211)
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS............................    287   1,955       (7)   3,437   (11,269)    3,887
NET ASSETS AT BEGINNING OF PERIOD............................  7,693   5,738   25,465   22,028    88,675    84,788
                                                              ------  ------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD.................................. $7,980  $7,693  $25,458  $25,465  $ 77,406  $ 88,675
                                                              ======  ======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    410     419    2,211    2,540     6,248     6,352
       Units issued..........................................     --      --      675      135       108     1,202
       Units redeemed........................................     (8)     (9)    (680)    (464)     (982)   (1,306)
                                                              ------  ------  -------  -------  --------  --------
    Units outstanding at end of period.......................    402     410    2,206    2,211     5,374     6,248
                                                              ======  ======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------------
                                                         ADVANCED             ADVANCED                ADVANCED
                                                       SERIES TRUST         SERIES TRUST            SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------------
                                                                                                        AST
                                                            AST                  AST                 INVESTMENT
                                                     INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                     -------------------- ------------------  -----------------------
                                                       2014       2013      2014      2013       2014         2013
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (577)   $  (635)  $  (793)  $  (855)  $  (32,492) $   (48,921)
Net realized gains (losses).........................     479      1,337      (110)     (597)      62,942       92,417
Change in unrealized gains (losses).................  (3,268)     7,346    (4,129)   12,363       84,699     (174,643)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from operations...  (3,366)     8,048    (5,032)   10,911      115,149     (131,147)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --        --     1,380           --           --
Benefit payments....................................      --         --        --        --           --           --
Payments on termination.............................  (2,601)    (8,523)   (2,021)   (9,556)    (240,155)    (351,001)
Contract Maintenance Charge.........................     (28)       (30)      (25)      (33)     (16,913)     (25,177)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   1,680     (1,245)       (1)        7     (320,259)  (1,739,738)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................    (949)    (9,798)   (2,047)   (8,202)    (577,327)  (2,115,916)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  (4,315)    (1,750)   (7,079)    2,709     (462,178)  (2,247,063)
NET ASSETS AT BEGINNING OF PERIOD...................  49,492     51,242    64,886    62,177    2,488,268    4,735,331
                                                      -------   -------   -------   -------   ----------  -----------
NET ASSETS AT END OF PERIOD......................... $45,177    $49,492   $57,807   $64,886   $2,026,090  $ 2,488,268
                                                      =======   =======   =======   =======   ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,992      6,085     6,746     7,629      169,331      306,627
       Units issued.................................     233        513        --       169       53,671      122,238
       Units redeemed...............................    (339)    (1,606)     (221)   (1,052)     (91,600)    (259,534)
                                                      -------   -------   -------   -------   ----------  -----------
    Units outstanding at end of period..............   4,886      4,992     6,525     6,746      131,402      169,331
                                                      =======   =======   =======   =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ----------------------------------------------------------------
                                                        ADVANCED           ADVANCED                ADVANCED
                                                      SERIES TRUST       SERIES TRUST            SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
                                                   ------------------  -------------------  ----------------------
                                                           AST                AST                     AST
                                                   J.P. MORGAN GLOBAL     J.P. MORGAN        J.P. MORGAN STRATEGIC
                                                        THEMATIC       INTERNATIONAL EQUITY      OPPORTUNITIES
                                                   ------------------  -------------------  ----------------------
                                                     2014      2013      2014       2013       2014        2013
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ (2,490) $ (2,256) $  (824)   $  (793)  $  (53,466) $  (52,889)
Net realized gains (losses).......................    2,171     4,268      144         53       78,977      92,985
Change in unrealized gains (losses)...............    8,907    19,636   (3,505)     7,229       96,477     251,776
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from operations.    8,588    21,648   (4,185)     6,489      121,988     291,872
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --        --       --         --        1,310         210
Benefit payments..................................       --        --       --         --           --          --
Payments on termination...........................   (4,010)  (10,140)      --     (2,060)    (216,125)   (335,371)
Contract Maintenance Charge.......................     (732)     (722)      (4)        (4)     (13,052)    (13,610)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (373)   48,748       --         (1)      77,150     178,177
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (5,115)   37,886       (4)    (2,065)    (150,717)   (170,594)
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................    3,473    59,534   (4,189)     4,424      (28,729)    121,278
NET ASSETS AT BEGINNING OF PERIOD.................  178,210   118,676   53,480     49,056    3,339,028   3,217,750
                                                   --------  --------   -------   -------   ----------  ----------
NET ASSETS AT END OF PERIOD....................... $181,683  $178,210  $49,291    $53,480   $3,310,299  $3,339,028
                                                   ========  ========   =======   =======   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   14,105    10,719    5,209      5,421      285,146     300,029
       Units issued...............................       --     7,214       --         --       15,101      40,502
       Units redeemed.............................     (392)   (3,828)      --       (212)     (27,667)    (55,385)
                                                   --------  --------   -------   -------   ----------  ----------
    Units outstanding at end of period............   13,713    14,105    5,209      5,209      272,580     285,146
                                                   ========  ========   =======   =======   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ------------------  ----------------
                                                                              AST                AST
                                                           AST           LOOMIS SAYLES       LORD ABBETT
                                                     LARGE-CAP VALUE   LARGE-CAP GROWTH   CORE FIXED INCOME
                                                     ---------------  ------------------- ----------------
                                                       2014    2013   2014 (C)    2013      2014     2013
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (96) $  (83) $ (2,286) $ (1,617) $  (703) $  (722)
Net realized gains (losses).........................   2,792      14     5,214       729      480      292
Change in unrealized gains (losses).................  (1,810)  2,363    12,393    35,295    3,212   (1,553)
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...     886   2,294    15,321    34,407    2,989   (1,983)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --      --        --     2,761       --    1,725
Benefit payments....................................      --      --    (1,429)   (1,125)    (519)    (480)
Payments on termination.............................      --      --   (26,818)     (750)  (2,714)  (2,588)
Contract Maintenance Charge.........................      (2)     (4)      (55)      (17)     (22)     (23)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     146       1    52,343        40       --       --
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     144      (3)   24,041       909   (3,255)  (1,366)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   1,030   2,291    39,362    35,316     (266)  (3,349)
NET ASSETS AT BEGINNING OF PERIOD...................   8,290   5,999   132,822    97,506   58,466   61,815
                                                     -------  ------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 9,320  $8,290  $172,184  $132,822  $58,200  $58,466
                                                     =======  ======  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     748     748    10,022     9,908    4,493    4,599
       Units issued.................................     667      --     4,015       271       --      131
       Units redeemed...............................    (667)     --    (2,149)     (157)    (239)    (237)
                                                     -------  ------  --------  --------  -------  -------
    Units outstanding at end of period..............     748     748    11,888    10,022    4,254    4,493
                                                     =======  ======  ========  ========  =======  =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------
                                                         ADVANCED           ADVANCED          ADVANCED
                                                       SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  -----------------  ----------------
                                                            AST               AST            AST MID-CAP
                                                     MFS GLOBAL EQUITY     MFS GROWTH           VALUE
                                                     ----------------  -----------------  ----------------
                                                       2014     2013     2014      2013     2014     2013
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (773) $  (710) $   (128) $  (183) $  (617) $  (526)
Net realized gains (losses).........................     470      638     6,846      475      419      220
Change in unrealized gains (losses).................   1,949   14,455    (5,963)   4,572    5,635    9,867
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from operations...   1,646   14,383       755    4,864    5,437    9,561
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --       --       --
Benefit payments....................................    (709)    (589)       --       --       --       --
Payments on termination.............................    (184)  (2,710)  (14,997)  (1,172)    (209)      --
Contract Maintenance Charge.........................      (6)      (9)      (18)     (16)      (4)      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       --         1       (1)      --       (1)
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (898)  (3,308)  (15,014)  (1,189)    (213)      (7)
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     748   11,075   (14,259)   3,675    5,224    9,554
NET ASSETS AT BEGINNING OF PERIOD...................  67,341   56,266    17,971   14,296   40,887   31,333
                                                     -------  -------  --------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $68,089  $67,341  $  3,712  $17,971  $46,111  $40,887
                                                     =======  =======  ========  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,661    4,913     1,256    1,350    2,842    2,842
       Units issued.................................      --       --        --       --       --       --
       Units redeemed...............................     (61)    (252)   (1,014)     (94)     (14)      --
                                                     -------  -------  --------  -------  -------  -------
    Units outstanding at end of period..............   4,600    4,661       242    1,256    2,828    2,842
                                                     =======  =======  ========  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED           ADVANCED
                                                          SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  ----------------   ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  ----------------   ----------------
                                                        2014       2013       2014      2013     2014     2013
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (7,337) $   (7,027) $  (353)  $  (349) $  (620) $  (545)
Net realized gains (losses).........................        --          --    1,107     3,256      447      702
Change in unrealized gains (losses).................        --          --    2,410     6,286    3,626   12,246
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from operations...    (7,337)     (7,027)   3,164     9,193    3,453   12,403
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --          --       --        --       --       --
Benefit payments....................................  (957,494)   (500,844)      --        --     (345)    (280)
Payments on termination.............................   (14,840)   (591,249)  (2,241)   (7,624)    (315)    (329)
Contract Maintenance Charge.........................      (117)        (95)     (28)      (24)     (11)      (9)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   990,255   1,195,710      817      (918)     828     (766)
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    17,804     103,522   (1,452)   (8,566)     157   (1,384)
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    10,467      96,495    1,712       627    3,610   11,019
NET ASSETS AT BEGINNING OF PERIOD...................   421,579     325,084   25,901    25,274   51,637   40,618
                                                     ---------  ----------  -------   -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 432,046  $  421,579  $27,613   $25,901  $55,247  $51,637
                                                     =========  ==========  =======   =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    44,908      33,818    1,718     2,344    3,663    3,777
       Units issued.................................   103,308     151,340       84       196       91      202
       Units redeemed...............................  (101,407)   (140,250)    (175)     (822)     (79)    (316)
                                                     ---------  ----------  -------   -------  -------  -------
    Units outstanding at end of period..............    46,809      44,908    1,627     1,718    3,675    3,663
                                                     =========  ==========  =======   =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED         ADVANCED           ADVANCED
                                                       SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ----------------  ------------------
                                                                             AST                AST
                                                           AST           PARAMETRIC            PIMCO
                                                      NEW DISCOVERY   EMERGING MARKETS   LIMITED MATURITY
                                                     ASSET ALLOCATION      EQUITY              BOND
                                                     ---------------  ----------------  ------------------
                                                      2014     2013     2014     2013     2014      2013
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (77) $   (64) $  (216) $  (217) $ (1,186) $ (1,290)
Net realized gains (losses).........................     46      606      (11)       4      (766)   (1,289)
Change in unrealized gains (losses).................    186       31     (714)      35       716    (1,048)
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    155      573     (941)    (178)   (1,236)   (3,627)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --       --        --        --
Benefit payments....................................     --       --       --       --      (248)     (238)
Payments on termination.............................     --       --     (377)    (441)   (6,184)  (19,441)
Contract Maintenance Charge.........................     (4)      (2)     (43)     (51)      (18)      (59)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  2,028   (2,624)      --       --       (16)   10,078
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  2,024   (2,626)    (420)    (492)   (6,466)   (9,660)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  2,179   (2,053)  (1,361)    (670)   (7,702)  (13,287)
NET ASSETS AT BEGINNING OF PERIOD...................  3,451    5,504   15,837   16,507   102,865   116,152
                                                     ------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $5,630  $ 3,451  $14,476  $15,837  $ 95,163  $102,865
                                                     ======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    285      532    1,584    1,633     8,814     9,610
       Units issued.................................    247      650       --       --       438       877
       Units redeemed...............................    (83)    (897)     (45)     (49)     (999)   (1,673)
                                                     ------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............    449      285    1,539    1,584     8,253     8,814
                                                     ======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  -----------------------  -----------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN           PRESERVATION              PRUDENTIAL
                                                  BOND             ASSET ALLOCATION        GROWTH ALLOCATION
                                          -------------------  -----------------------  -----------------------
                                            2014       2013        2014        2013        2014         2013
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,431) $  (4,969) $  (135,887) $ (133,308) $ (150,651) $  (141,018)
Net realized gains (losses)..............    2,119      8,325      349,052     241,763     381,745      426,637
Change in unrealized gains (losses)......    2,599    (20,435)     131,709     492,352     433,091      968,355
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,287    (17,079)     344,874     600,807     664,185    1,253,974
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       --      1,725          483         434          --           --
Benefit payments.........................     (520)      (485)          --          --          --           --
Payments on termination..................   (8,324)   (46,711)  (1,021,266)   (670,785)   (629,149)  (2,650,308)
Contract Maintenance Charge..............      (37)       (69)     (27,044)    (26,415)    (49,184)     (45,400)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      716   (263,869)     159,783     (97,841)    131,644      571,810
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,165)  (309,409)    (888,044)   (794,607)   (546,689)  (2,123,898)
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,878)  (326,488)    (543,170)   (193,800)    117,496     (869,924)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  113,997    440,485    8,487,378   8,681,178   9,290,520   10,160,444
                                          --------  ---------  -----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD.............. $109,119  $ 113,997  $ 7,944,208  $8,487,378  $9,408,016  $ 9,290,520
                                          ========  =========  ===========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,522     32,751      684,088     751,850     877,917    1,112,176
       Units issued......................    1,341        331       56,251      73,920     112,931      215,761
       Units redeemed....................   (1,931)   (24,560)    (125,685)   (141,682)   (164,909)    (450,020)
                                          --------  ---------  -----------  ----------  ----------  -----------
    Units outstanding at end of period...    7,932      8,522      614,654     684,088     825,939      877,917
                                          ========  =========  ===========  ==========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                   --------------------------------------------------------------
                                                        ADVANCED             ADVANCED              ADVANCED
                                                      SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------  ----------------------  ------------------
                                                          AST                   AST                   AST
                                                         QMA US                 RCM                SCHRODERS
                                                      EQUITY ALPHA         WORLD TRENDS         GLOBAL TACTICAL
                                                   -----------------  ----------------------  ------------------
                                                     2014     2013       2014        2013       2014      2013
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (608) $   (564) $  (25,336) $  (26,760) $ (7,167) $ (6,172)
Net realized gains (losses).......................     543     3,983      42,802     111,268     3,427     8,771
Change in unrealized gains (losses)...............   7,695     9,694      32,958      83,849    25,817    68,770
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from operations.   7,630    13,113      50,424     168,357    22,077    71,369
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --          --          --     9,900        --
Benefit payments..................................    (735)     (566)         --          --        --        --
Payments on termination...........................    (197)  (10,430)    (81,208)   (346,529)     (978)     (699)
Contract Maintenance Charge.......................     (13)      (13)     (4,533)     (4,699)   (1,218)   (1,154)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,612    (1,891)     13,373      (8,259)   11,797    47,680
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.....................................     667   (12,900)    (72,368)   (359,487)   19,501    45,827
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.................   8,297       213     (21,944)   (191,130)   41,578   117,196
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  47,252    47,039   1,549,814   1,740,944   519,664   402,468
                                                   -------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD....................... $55,549  $ 47,252  $1,527,870  $1,549,814  $561,242  $519,664
                                                   =======  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   3,709     4,838     136,191     168,568    42,661    38,412
       Units issued...............................     127       388       5,325      10,298     2,198     9,078
       Units redeemed.............................     (67)   (1,517)    (11,572)    (42,675)     (580)   (4,829)
                                                   -------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period............   3,769     3,709     129,944     136,191    44,279    42,661
                                                   =======  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------
                                               ADVANCED            ADVANCED         ADVANCED
                                             SERIES TRUST        SERIES TRUST     SERIES TRUST
                                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                         -------------------   ---------------  ----------------
                                                 AST                                   AST
                                         SCHRODERS MULTI-ASSET       AST        SMALL-CAP GROWTH
                                           WORLD STRATEGIES    SMALL-CAP GROWTH OPPORTUNITIES (E)
                                         -------------------   ---------------  -----------------
                                           2014        2013      2014    2013     2014     2013
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $(10,905)  $ (12,371) $   (31) $  (40) $  (313) $  (272)
Net realized gains (losses).............   23,443      55,399    1,844     238      556      787
Change in unrealized gains (losses).....   (3,225)     48,715   (1,918)    757      657    6,799
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 operations.............................    9,313      91,743     (105)    955      900    7,314
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --          --       --      --       --       --
Benefit payments........................       --          --       --      --     (367)    (291)
Payments on termination.................  (61,318)   (266,115)  (3,008)     --     (815)    (721)
Contract Maintenance Charge.............   (3,711)     (4,548)      (4)     (3)     (15)     (13)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,635      62,070      350    (306)     790     (987)
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (60,394)   (208,593)  (2,662)   (309)    (407)  (2,012)
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS.......  (51,081)   (116,850)  (2,767)    646      493    5,302
NET ASSETS AT BEGINNING OF PERIOD.......  704,000     820,850    3,689   3,043   25,180   19,878
                                         --------   ---------  -------  ------  -------  -------
NET ASSETS AT END OF PERIOD............. $652,919   $ 704,000  $   922  $3,689  $25,673  $25,180
                                         ========   =========  =======  ======  =======  =======
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   60,897      79,826      225     248    1,834    2,015
      Units issued......................    2,087       9,725       32      85      104      214
      Units redeemed....................   (7,329)    (28,654)    (200)   (108)    (133)    (395)
                                         --------   ---------  -------  ------  -------  -------
   Units outstanding at end of period...   55,655      60,897       57     225    1,805    1,834
                                         ========   =========  =======  ======  =======  =======

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         -----------------------------------------------------------
                                             ADVANCED          ADVANCED             ADVANCED
                                           SERIES TRUST      SERIES TRUST         SERIES TRUST
                                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                         ----------------  ----------------  ----------------------
                                                                  AST                  AST
                                                AST            TEMPLETON          T. ROWE PRICE
                                          SMALL-CAP VALUE     GLOBAL BOND       ASSET ALLOCATION
                                         ----------------  ----------------  ----------------------
                                           2014     2013     2014     2013      2014        2013
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $  (384) $  (339) $  (728) $  (793) $ (106,121) $ (100,722)
Net realized gains (losses).............     436      977      (42)    (278)    299,251     203,219
Change in unrealized gains (losses).....   1,108    7,324      436   (2,137)     75,788     745,014
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................   1,160    7,962     (334)  (3,208)    268,918     847,511
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................      --       --       --    1,725       1,500       1,500
Benefit payments........................      --       --       --       --          --          --
Payments on termination.................    (343)    (365)  (2,725)  (4,568)   (860,121)   (212,567)
Contract Maintenance Charge.............     (12)     (10)     (21)     (34)    (12,441)    (12,592)
Transfers among the sub-accounts and
 with the Fixed Account--net............     481     (559)     239     (167)    (13,637)    291,611
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................     126     (934)  (2,507)  (3,044)   (884,699)     67,952
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......   1,286    7,028   (2,841)  (6,252)   (615,781)    915,463
NET ASSETS AT BEGINNING OF PERIOD.......  29,661   22,633   56,087   62,339   6,584,731   5,669,268
                                         -------  -------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD............. $30,947  $29,661  $53,246  $56,087  $5,968,950  $6,584,731
                                         =======  =======  =======  =======  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   1,971    2,040    4,678    4,941     513,335     507,385
      Units issued......................      52      103      301      201      14,049      83,725
      Units redeemed....................     (43)    (172)    (503)    (464)    (82,460)    (77,775)
                                         -------  -------  -------  -------  ----------  ----------
   Units outstanding at end of period...   1,980    1,971    4,476    4,678     444,924     513,335
                                         =======  =======  =======  =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                         ADVANCED           ADVANCED           ADVANCED
                                                       SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -----------------  ------------------
                                                            AST               AST                 AST
                                                       T. ROWE PRICE     T. ROWE PRICE       T. ROWE PRICE
                                                       EQUITY INCOME    LARGE-CAP GROWTH   NATURAL RESOURCES
                                                     ----------------  -----------------  ------------------
                                                       2014     2013     2014     2013      2014      2013
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $(1,268) $(1,145) $  (206) $   (461) $ (1,777) $ (1,777)
Net realized gains (losses).........................     757      659      165    12,960    (1,753)   (1,992)
Change in unrealized gains (losses).................   4,886   17,723    1,274      (452)   (6,150)   19,458
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   4,375   17,237    1,233    12,047    (9,680)   15,689
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --        --        --     4,486
Benefit payments....................................    (693)    (573)      --        --        --        --
Payments on termination.............................    (689)  (2,917)      --   (27,289)  (21,259)   (7,320)
Contract Maintenance Charge.........................     (12)     (11)      (7)      (17)      (57)      (57)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       (1)     413      (329)    5,936    (3,516)
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,393)  (3,502)     406   (27,635)  (15,380)   (6,407)
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,982   13,735    1,639   (15,588)  (25,060)    9,282
NET ASSETS AT BEGINNING OF PERIOD...................  77,022   63,287   17,109    32,697   126,494   117,212
                                                     -------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $80,004  $77,022  $18,748  $ 17,109  $101,434  $126,494
                                                     =======  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,343    7,690    1,033     2,835    12,915    13,614
       Units issued.................................      --       --       36        97     1,170     1,901
       Units redeemed...............................    (125)    (347)     (12)   (1,899)   (2,588)   (2,600)
                                                     -------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............   7,218    7,343    1,057     1,033    11,497    12,915
                                                     =======  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                                                               ALLIANCE
                                                      ADVANCED           ADVANCED         BERNSTEIN VARIABLE
                                                    SERIES TRUST       SERIES TRUST       PRODUCT SERIES FUND
                                                     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------  ------------------------
                                                   AST WELLINGTON
                                                     MANAGEMENT      AST WESTERN ASSET  ALLIANCE BERNSTEIN VPS
                                                    HEDGED EQUITY     CORE PLUS BOND            GROWTH
                                                 ------------------  ----------------  ------------------------
                                                   2014      2013      2014     2013       2014         2013
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,925) $ (2,054) $  (128) $  (129) $  (322,546) $  (352,126)
Net realized gains (losses).....................    1,073     7,121       31        1    3,217,117    1,709,028
Change in unrealized gains (losses).............    9,345    17,117      863     (199)  (1,032,687)   4,574,781
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    7,493    22,184      766     (327)   1,861,884    5,931,683
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --       --       30,025        5,109
Benefit payments................................       --        --     (527)    (482)  (2,913,164)    (733,167)
Payments on termination.........................   (2,547)     (237)      --       --   (2,579,346)  (3,390,164)
Contract Maintenance Charge.....................      (41)      (40)      --       --      (35,917)     (43,687)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   45,942    19,457       --       --     (324,356)    (414,657)
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   43,354    19,180     (527)    (482)  (5,822,758)  (4,576,566)
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   50,847    41,364      239     (809)  (3,960,874)   1,355,117
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  160,011   118,647   12,593   13,402   22,403,551   21,048,434
                                                 --------  --------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $210,858  $160,011  $12,832  $12,593  $18,442,677  $22,403,551
                                                 ========  ========  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   15,444    13,594    1,042    1,081    1,688,658    2,043,765
       Units issued.............................    4,630     5,827       --       --       68,376       60,393
       Units redeemed...........................     (500)   (3,977)     (42)     (39)    (433,280)    (415,500)
                                                 --------  --------  -------  -------  -----------  -----------
    Units outstanding at end of period..........   19,574    15,444    1,000    1,042    1,323,754    1,688,658
                                                 ========  ========  =======  =======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                   ALLIANCE                   ALLIANCE                  ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                              PRODUCT SERIES FUND        PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                                GROWTH & INCOME          INTERNATIONAL VALUE        LARGE CAP GROWTH
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (341,792) $   (325,040) $   180,296  $   533,896  $  (288,279) $  (305,469)
Net realized gains (losses)..............    4,028,955     1,964,502     (300,313)    (838,996)   2,992,083    1,012,750
Change in unrealized gains (losses)......      410,789    15,892,116     (780,696)   2,885,229     (929,176)   4,856,891
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,097,952    17,531,578     (900,713)   2,580,129    1,774,628    5,564,172
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       14,082        16,240       22,514        5,262        9,685        2,460
Benefit payments.........................   (4,847,264)   (2,016,602)    (282,362)    (334,169)  (4,094,067)    (397,042)
Payments on termination..................   (7,236,670)   (8,359,550)  (1,956,358)  (2,792,188)  (1,534,722)  (1,617,770)
Contract Maintenance Charge..............      (52,621)      (64,507)     (41,180)     (53,719)     (16,349)     (17,179)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,948,617)   (2,690,439)     719,518     (770,835)     (57,821)    (704,166)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (14,071,090)  (13,114,858)  (1,537,868)  (3,945,649)  (5,693,274)  (2,733,697)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,973,138)    4,416,720   (2,438,581)  (1,365,520)  (3,918,646)   2,830,475
NET ASSETS AT BEGINNING OF
 PERIOD..................................   64,268,466    59,851,746   12,865,936   14,231,456   20,319,926   17,489,451
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 54,295,328  $ 64,268,466  $10,427,355  $12,865,936  $16,401,280  $20,319,926
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,789,566     4,651,863    1,175,806    1,567,420    1,886,363    2,203,731
       Units issued......................       52,735        79,216       93,421       59,790       92,902       45,294
       Units redeemed....................     (857,177)     (941,513)    (232,630)    (451,404)    (548,678)    (362,662)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    2,985,124     3,789,566    1,036,597    1,175,806    1,430,587    1,886,363
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                         ALLIANCE                 ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE       BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND   PORTFOLIOS, INC.
                                                        SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS          ALLIANCE         AMERICAN CENTURY
                                                    SMALL/MID CAP VALUE      BERNSTEIN VPS VALUE      VP BALANCED
                                                 ------------------------  ----------------------  ----------------
                                                     2014         2013        2014        2013       2014     2013
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (197,641) $  (241,922) $   (2,262) $    1,646  $     9  $    15
Net realized gains (losses).....................   3,781,579    2,466,286      51,908      35,588    1,161      343
Change in unrealized gains (losses).............  (2,571,308)   3,532,808      36,542     336,755     (223)   1,315
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................   1,012,630    5,757,172      86,188     373,989      947    1,673
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      35,548       10,100          --          --       --       --
Benefit payments................................  (3,516,832)    (459,217)    (73,855)   (126,144)      --       --
Payments on termination.........................  (2,547,986)  (3,756,404)   (134,022)   (352,863)    (858)    (741)
Contract Maintenance Charge.....................     (56,792)     (71,597)     (3,024)     (4,849)      --       --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (287,938)    (580,994)    (19,718)   (153,404)      (1)      --
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,374,000)  (4,858,112)   (230,619)   (637,260)    (859)    (741)
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (5,361,370)     899,060    (144,431)   (263,271)      88      932
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  18,939,331   18,040,271   1,089,057   1,352,328   11,659   10,727
                                                 -----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $13,577,961  $18,939,331  $  944,626  $1,089,057  $11,747  $11,659
                                                 ===========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     646,887      834,393      83,541     138,625      569      606
       Units issued.............................      16,066       21,480         929       3,209       --       --
       Units redeemed...........................    (228,648)    (208,986)    (17,864)    (58,293)     (39)     (37)
                                                 -----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........     434,305      646,887      66,606      83,541      530      569
                                                 ===========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                        AMERICAN           DEUTSCHE              DEUTSCHE
                                                     CENTURY VARIABLE      VARIABLE              VARIABLE
                                                     PORTFOLIOS, INC.    SERIES I (F)          SERIES I (F)
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   ------------------  ----------------------
                                                                           DEUTSCHE              DEUTSCHE
                                                     AMERICAN CENTURY        BOND             CAPITAL GROWTH
                                                     VP INTERNATIONAL      VIP A (G)             VIP A (H)
                                                     --------------   ------------------  ----------------------
                                                      2014     2013     2014      2013       2014        2013
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   12   $   12  $  9,626  $  9,034  $     (989) $    5,097
Net realized gains (losses).........................     25       18    (1,239)       50     119,478      31,571
Change in unrealized gains (losses).................   (456)   1,011     9,929   (21,024)      3,496     249,928
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   (419)   1,041    18,316   (11,940)    121,985     286,596
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --       --       500        --       6,815       5,150
Benefit payments....................................     --       --   (18,108)   (4,849)    (60,591)     (2,418)
Payments on termination.............................     --       --    (5,534)  (31,176)    (38,954)    (77,208)
Contract Maintenance Charge.........................     (4)      (4)       --        --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1        2     4,818   (18,093)    (49,113)    (34,575)
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)      (2)  (18,324)  (54,118)   (141,843)   (109,051)
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................   (422)   1,039        (8)  (66,058)    (19,858)    177,545
NET ASSETS AT BEGINNING OF PERIOD...................  6,088    5,049   299,156   365,214   1,105,699     928,154
                                                     ------   ------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $5,666   $6,088  $299,148  $299,156  $1,085,841  $1,105,699
                                                     ======   ======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    321      321    19,927    23,425      61,192      68,686
       Units issued.................................     --       --     2,445       277       2,660         643
       Units redeemed...............................     --       --    (3,553)   (3,775)    (10,303)     (8,137)
                                                     ------   ------  --------  --------  ----------  ----------
    Units outstanding at end of period..............    321      321    18,819    19,927      53,549      61,192
                                                     ======   ======  ========  ========  ==========  ==========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                      VARIABLE              VARIABLE              VARIABLE
                                                    SERIES I (F)          SERIES I (F)          SERIES I (F)
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                     CORE EQUITY        GLOBAL SMALL CAP        INTERNATIONAL
                                                      VIP A (I)             VIP A (J)             VIP A (K)
                                                 ------------------  ----------------------  ------------------
                                                   2014      2013       2014        2013       2014      2013
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,155  $  2,705  $    1,349  $   (1,138) $  2,987  $ 12,181
Net realized gains (losses).....................   24,781     4,592     146,308     102,366   (12,723)  (22,966)
Change in unrealized gains (losses).............   35,355   139,463    (202,088)    226,793   (23,429)   61,816
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   62,291   146,760     (54,431)    328,021   (33,165)   51,031
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    1,940     1,500      40,045       1,855       320       255
Benefit payments................................  (35,566)     (308)    (18,629)         --   (23,103)     (549)
Payments on termination.........................  (23,708)  (25,778)    (27,737)   (148,650)  (15,750)  (60,120)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      726   107,139     (51,390)     (7,052)   (1,533)  (23,849)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (56,608)   82,553     (57,711)   (153,847)  (40,066)  (84,263)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    5,683   229,313    (112,142)    174,174   (73,231)  (33,232)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  611,275   381,962   1,175,513   1,001,339   290,363   323,595
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $616,958  $611,275  $1,063,371  $1,175,513  $217,132  $290,363
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   37,342    31,832      33,042      38,026    21,587    28,757
       Units issued.............................    2,186     7,483       2,326       2,256     3,546        98
       Units redeemed...........................   (5,566)   (1,973)     (3,971)     (7,240)   (6,727)   (7,268)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   33,962    37,342      31,397      33,042    18,406    21,587
                                                 ========  ========  ==========  ==========  ========  ========

--------
(f)Previously known as DWS Variable Series I
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                  VARIABLE              VARIABLE            VARIABLE
                                                SERIES II (L)         SERIES II (L)       SERIES II (L)
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                           ----------------------  ------------------  ------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                GLOBAL INCOME         MONEY MARKET     SMALL MID CAP GROWTH
                                            BUILDER VIP A II (M)      VIP A II (N)        VIP A II (O)
                                           ----------------------  ------------------  ------------------
                                              2014        2013       2014      2013      2014       2013
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   30,825  $   18,103  $ (1,234) $ (1,271) $ (2,710)  $ (2,017)
Net realized gains (losses)...............    153,031      24,638        --        --    21,569      8,124
Change in unrealized gains (losses).......   (142,937)    147,247        --        --      (485)   109,504
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 operations...............................     40,919     189,988    (1,234)   (1,271)   18,374    115,611
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,850          --        --     1,500    39,705        540
Benefit payments..........................    (54,457)     (5,895)     (467)       --       (19)        --
Payments on termination...................    (73,886)    (26,508)   (3,682)       --   (21,525)   (18,005)
Contract Maintenance Charge...............         --          --        --        --        --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (19,667)   (111,197)     (331)   (4,458)  (17,978)     4,603
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 contract transactions....................   (146,160)   (143,600)   (4,480)   (2,958)      183    (12,862)
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (105,241)     46,388    (5,714)   (4,229)   18,557    102,749
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,309,691   1,263,303   169,065   173,294   384,402    281,653
                                           ----------  ----------  --------  --------  --------   --------
NET ASSETS AT END OF PERIOD............... $1,204,450  $1,309,691  $163,351  $169,065  $402,959   $384,402
                                           ==========  ==========  ========  ========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     87,087      97,256    16,364    16,649    21,779     22,630
       Units issued.......................      2,526         321     2,554       207     3,373      1,570
       Units redeemed.....................    (11,927)    (10,490)   (3,008)     (492)   (3,400)    (2,421)
                                           ----------  ----------  --------  --------  --------   --------
    Units outstanding at end of period....     77,686      87,087    15,910    16,364    21,752     21,779
                                           ==========  ==========  ========  ========  ========   ========

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK    DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  ----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND           INCOME
                                                     -------------------  ------------------  ----------------
                                                       2014       2013      2014      2013      2014     2013
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (52)   $    (7)  $  1,878  $  2,085  $  (624) $  (471)
Net realized gains (losses).........................   1,500        153     14,335    11,317    3,671    2,202
Change in unrealized gains (losses).................     935      4,794     48,428   117,942    4,165   23,042
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from operations...   2,383      4,940     64,641   131,344    7,212   24,773
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --       --
Benefit payments....................................      --         --        (23)  (13,552)      --       --
Payments on termination.............................      --       (524)   (11,939)  (12,913)  (8,878)  (9,186)
Contract Maintenance Charge.........................      (7)        (9)      (219)     (217)     (70)     (80)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --     (3,777)     (594)   3,071     (446)
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)      (533)   (15,958)  (27,276)  (5,877)  (9,712)
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   2,376      4,407     48,683   104,068    1,335   15,061
NET ASSETS AT BEGINNING OF PERIOD...................  19,853     15,446    555,089   451,021   90,269   75,208
                                                      -------   -------   --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $22,229    $19,853   $603,772  $555,089  $91,604  $90,269
                                                      =======   =======   ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,354      1,399     32,947    34,786    5,209    5,860
       Units issued.................................      --         --        131        --      186       --
       Units redeemed...............................      --        (45)    (1,095)   (1,839)    (556)    (651)
                                                      -------   -------   --------  --------  -------  -------
    Units outstanding at end of period..............   1,354      1,354     31,983    32,947    4,839    5,209
                                                      =======   =======   ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                             DREYFUS VARIABLE          FEDERATED            FIDELITY VARIABLE
                                             INVESTMENT FUND        INSURANCE SERIES     INSURANCE PRODUCTS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------  -----------------------  -----------------------
                                                   VIF                 FEDERATED
                                               MONEY MARKET       PRIME MONEY FUND II         VIP CONTRAFUND
                                           -------------------  -----------------------  -----------------------
                                             2014       2013       2014         2013         2014        2013
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (5,288) $  (6,522) $  (73,616) $   (89,202) $   (26,146) $  (14,371)
Net realized gains (losses)...............       --         --          --           --      587,940     147,889
Change in unrealized gains (losses).......       --         --          --           --      (46,647)  1,132,256
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   (5,288)    (6,522)    (73,616)     (89,202)     515,147   1,265,774
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,948        200       2,060        2,060       48,844      45,456
Benefit payments..........................   (4,093)    (3,500)   (161,193)    (260,882)    (166,300)    (19,713)
Payments on termination...................   (7,791)  (207,811)   (599,228)    (929,560)    (499,647)   (547,633)
Contract Maintenance Charge...............     (161)      (206)     (4,648)      (5,311)      (3,786)     (4,132)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (68,495)   136,501       6,081     (116,589)    (703,161)     43,323
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (78,592)   (74,816)   (756,928)  (1,310,282)  (1,324,050)   (482,699)
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (83,880)   (81,338)   (830,544)  (1,399,484)    (808,903)    783,075
NET ASSETS AT BEGINNING OF
 PERIOD...................................  424,711    506,049   5,677,672    7,077,156    5,318,361   4,535,286
                                           --------  ---------  ----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $340,831  $ 424,711  $4,847,128  $ 5,677,672  $ 4,509,458  $5,318,361
                                           ========  =========  ==========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   40,455     47,307     480,972      588,731      238,188     263,140
       Units issued.......................      228     14,673      16,441       12,330        5,209       9,511
       Units redeemed.....................   (8,151)   (21,525)    (81,277)    (120,089)     (62,036)    (34,463)
                                           --------  ---------  ----------  -----------  -----------  ----------
    Units outstanding at end of period....   32,532     40,455     416,136      480,972      181,361     238,188
                                           ========  =========  ==========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                           FIDELITY VARIABLE         FIDELITY VARIABLE      FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                           VIP EQUITY-INCOME            VIP GROWTH           VIP HIGH INCOME
                                          ----------------------  ----------------------  ----------------------
                                            2014         2013        2014        2013        2014        2013
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 10,584    $   8,022   $  (42,200) $  (34,097) $  22,027   $  29,365
Net realized gains (losses)..............   34,548       69,969      213,743     114,236      2,044         223
Change in unrealized gains (losses)......   11,962      111,031      164,290     865,175    (20,950)      2,822
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................   57,094      189,022      335,833     945,314      3,121      32,410
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      180          180       15,320      12,230      1,776       2,662
Benefit payments.........................  (36,134)         (43)      (5,549)    (37,753)     1,035      (3,954)
Payments on termination..................  (27,810)    (120,473)    (231,681)   (304,622)  (136,166)   (160,763)
Contract Maintenance Charge..............     (383)        (447)      (3,181)     (3,384)      (526)       (689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (32,601)     (39,289)    (226,830)    101,025    (22,654)     (4,828)
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (96,748)    (160,072)    (451,921)   (232,504)  (156,535)   (167,572)
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (39,654)      28,950     (116,088)    712,810   (153,414)   (135,162)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  812,883      783,933    3,578,135   2,865,325    673,689     808,851
                                           --------   ---------   ----------  ----------  ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $773,229    $ 812,883   $3,462,047  $3,578,135  $ 520,275   $ 673,689
                                           ========   =========   ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   44,117       54,013      261,499     281,094     43,151      54,034
       Units issued......................      968           24        8,952      14,845      1,017         731
       Units redeemed....................   (6,103)      (9,920)     (39,700)    (34,440)   (10,837)    (11,614)
                                           --------   ---------   ----------  ----------  ---------   ---------
    Units outstanding at end of
     period..............................   38,982       44,117      230,751     261,499     33,331      43,151
                                           ========   =========   ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                            VIP
                                               VIP INDEX 500       INVESTMENT GRADE BOND       VIP OVERSEAS
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    5,123  $   20,575  $   10,826  $   12,682  $   (1,972) $      831
Net realized gains (losses)..............    373,677     251,073       2,908      17,286      45,449      14,367
Change in unrealized gains (losses)......     90,313     820,621      40,056     (69,382)   (127,555)    229,340
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    469,113   1,092,269      53,790     (39,414)    (84,078)    244,538
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,026      18,944       8,944       5,969       4,323         810
Benefit payments.........................    (42,676)     (3,680)       (821)     (1,119)    (77,052)     (4,812)
Payments on termination..................   (855,377)   (611,200)   (165,461)   (150,468)    (97,806)   (118,099)
Contract Maintenance Charge..............     (2,763)     (3,030)     (1,018)     (1,129)       (728)       (890)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (55,497)     85,463     132,858      18,788    (178,824)     87,276
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (945,287)   (513,503)    (25,498)   (127,959)   (350,087)    (35,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (476,174)    578,766      28,292    (167,373)   (434,165)    208,823
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,399,381   3,820,615   1,186,265   1,353,638   1,155,059     946,236
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,923,207  $4,399,381  $1,214,557  $1,186,265  $  720,894  $1,155,059
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    309,144     350,105      64,144      71,032      79,639      83,967
       Units issued......................      8,781      22,454      10,398       2,244         618      22,022
       Units redeemed....................    (71,658)    (63,415)    (11,705)     (9,132)    (24,858)    (26,350)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    246,267     309,144      62,837      64,144      55,399      79,639
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                          FIDELITY VARIABLE            FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                             SUB-ACCOUNT                  SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  --------------------------  ----------------------
                                              VIP ASSET
                                            MANAGER GROWTH              VIP CONTRAFUND         VIP EQUITY-INCOME
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ----------------------  --------------------------  ----------------------
                                            2014        2013          2014          2013        2014         2013
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (106)    $   (652)   $   (436,728) $   (446,929) $  6,171    $   3,186
Net realized gains (losses)..............      94       19,496       4,193,780     1,852,078    18,010       55,182
Change in unrealized gains (losses)......     496       (9,255)        528,668    11,905,074    17,765       97,733
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 operations..............................     484        9,589       4,285,720    13,310,223    41,946      156,101
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --          36,959        34,433        --           --
Benefit payments.........................      --           --      (1,602,823)   (1,581,791)   (4,217)     (21,941)
Payments on termination..................      --      (53,116)     (9,530,501)  (11,702,796)  (57,088)    (153,809)
Contract Maintenance Charge..............      --           (9)       (168,261)     (207,343)     (217)        (254)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --           --        (959,334)   (1,633,185)   (3,565)      (2,045)
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 contract transactions...................      --      (53,125)    (12,223,960)  (15,090,682)  (65,087)    (178,049)
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     484      (43,536)     (7,938,240)   (1,780,459)  (23,141)     (21,948)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,511       56,047      50,942,439    52,722,898   640,368      662,316
                                           -------     --------   ------------  ------------   --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $12,995     $ 12,511    $ 43,004,199  $ 50,942,439  $617,227    $ 640,368
                                           =======     ========   ============  ============   ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     864        4,536       3,151,895     4,187,770    41,179       53,584
       Units issued......................      --           --         110,876       204,899       434          480
       Units redeemed....................      --       (3,672)       (838,344)   (1,240,774)   (4,405)     (12,885)
                                           -------     --------   ------------  ------------   --------   ---------
    Units outstanding at end of
     period..............................     864          864       2,424,427     3,151,895    37,208       41,179
                                           =======     ========   ============  ============   ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                              FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                 VIP FREEDOM               VIP FREEDOM              VIP FREEDOM
                                               2010 PORTFOLIO            2020 PORTFOLIO           2030 PORTFOLIO
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (23,337) $   (31,287) $   (18,181) $   (15,850) $   (9,806) $   (2,848)
Net realized gains (losses)..............     352,611      406,981      338,817      313,654     185,434     117,390
Change in unrealized gains (losses)......    (198,094)     363,704     (192,051)     436,212     (97,594)    331,411
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     131,180      739,398      128,585      734,016      78,034     445,953
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,402        6,198        1,380        2,208          --         250
Benefit payments.........................     (36,107)    (172,100)    (115,876)    (104,203)         --    (117,254)
Payments on termination..................  (1,488,654)  (2,436,392)    (935,433)    (814,285)   (361,978)   (216,633)
Contract Maintenance Charge..............     (18,867)     (29,096)     (21,989)     (27,984)    (10,526)    (10,828)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (98,290)    (141,614)    (347,551)    (339,823)   (154,931)     73,154
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,638,516)  (2,773,004)  (1,419,469)  (1,284,087)   (527,435)   (271,311)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,507,336)  (2,033,606)  (1,290,884)    (550,071)   (449,401)    174,642
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,814,922    7,848,528    5,202,784    5,752,855   2,622,554   2,447,912
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 4,307,586  $ 5,814,922  $ 3,911,900  $ 5,202,784  $2,173,153  $2,622,554
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     437,738      659,208      396,610      498,523     196,604     219,057
       Units issued......................       5,193       15,645        7,072       29,238       6,672      23,026
       Units redeemed....................    (126,392)    (237,115)    (113,964)    (131,151)    (44,778)    (45,479)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     316,539      437,738      289,718      396,610     158,498     196,604
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE     FIDELITY VARIABLE          FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                VIP FREEDOM
                                             INCOME PORTFOLIO         VIP GROWTH             VIP GROWTH & INCOME
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013       2014        2013          2014         2013
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,788) $  (10,839) $ (2,414)   $ (2,047)   $   (50,772) $    (3,900)
Net realized gains (losses)..............     52,734      56,745     7,196       4,997      2,444,063      600,442
Change in unrealized gains
 (losses)................................     (8,957)     28,443     8,283      35,819     (1,753,443)   2,697,176
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................     34,989      74,349    13,065      38,769        639,848    3,293,718
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --        60          60         12,729          300
Benefit payments.........................   (105,026)    (35,901)   (1,144)         --     (5,454,580)    (251,966)
Payments on termination..................   (405,570)   (605,934)  (10,542)     (9,408)    (1,376,237)  (1,365,215)
Contract Maintenance Charge..............     (8,496)    (10,279)      (97)        (92)       (26,021)     (30,724)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    114,620     (11,157)   10,817        (980)       (65,676)    (500,648)
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (404,472)   (663,271)     (906)    (10,420)    (6,909,785)  (2,148,253)
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (369,483)   (588,922)   12,159      28,349     (6,269,937)   1,145,465
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,856,040   2,444,962   145,365     117,016     12,624,036   11,478,571
                                          ----------  ----------   --------    --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,486,557  $1,856,040  $157,524    $145,365    $ 6,354,099  $12,624,036
                                          ==========  ==========   ========    ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    151,651     207,159    10,880      11,776        760,583      906,090
       Units issued......................     11,675       2,745       815          13         28,678       31,362
       Units redeemed....................    (43,554)    (58,253)     (873)       (909)      (432,954)    (176,869)
                                          ----------  ----------   --------    --------   -----------  -----------
    Units outstanding at end of
     period..............................    119,772     151,651    10,822      10,880        356,307      760,583
                                          ==========  ==========   ========    ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  -----------------------  -----------------------
                                             VIP GROWTH STOCK         VIP HIGH INCOME           VIP INDEX 500
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  -----------------------  -----------------------
                                             2014        2013         2014        2013         2014        2013
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,357) $  (16,712) $   147,771  $  201,161  $   (19,296) $   15,920
Net realized gains (losses)..............    243,001     207,935       45,831      34,239      851,592     444,560
Change in unrealized gains (losses)......    (93,915)    168,259     (195,793)    (25,601)      (4,195)  1,606,292
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    134,729     359,482       (2,191)    209,799      828,101   2,066,772
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     35,205          --          144         184       40,785      57,897
Benefit payments.........................    (45,041)     (6,147)    (250,212)    (66,219)    (183,409)   (185,493)
Payments on termination..................   (224,275)    (68,716)    (797,047)   (787,509)  (1,102,144)   (970,782)
Contract Maintenance Charge..............     (4,639)     (3,817)     (11,601)    (17,075)     (27,054)    (31,779)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    108,759     136,740      (85,693)    (47,087)    (854,743)  1,677,476
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (129,991)     58,060   (1,144,409)   (917,706)  (2,126,565)    547,319
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      4,738     417,542   (1,146,600)   (707,907)  (1,298,464)  2,614,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,545,597   1,128,055    4,992,823   5,700,730    9,263,208   6,649,117
                                          ----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,550,335  $1,545,597  $ 3,846,223  $4,992,823  $ 7,964,744  $9,263,208
                                          ==========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     95,366      92,121      306,863     364,689      643,567     598,386
       Units issued......................     20,940      32,205       13,518      16,816       93,179     216,216
       Units redeemed....................    (29,614)    (28,960)     (81,944)    (74,642)    (238,053)   (171,035)
                                          ----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................     86,692      95,366      238,437     306,863      498,693     643,567
                                          ==========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                        FIDELITY VARIABLE           FIDELITY VARIABLE         FIDELITY VARIABLE
                                        INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                        VIP INVESTMENT
                                          GRADE BOND                   VIP MID CAP            VIP MONEY MARKET
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                        ----------------------  ------------------------  ------------------------
                                         2014        2013           2014         2013         2014         2013
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $    5      $   17      $  (216,426) $  (199,966) $  (150,639) $  (187,978)
Net realized gains (losses)............    (19)         23          883,776    2,351,351           --           --
Change in unrealized gains
 (losses)..............................     73         (99)        (168,717)   2,187,129           --           --
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................     59         (59)         498,633    4,338,514     (150,639)    (187,978)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................     --          --            4,434       21,698           --       35,893
Benefit payments.......................     --          --       (1,352,519)    (279,512)    (332,363)    (324,893)
Payments on termination................   (535)         --       (2,170,175)  (2,681,400)  (4,487,106)  (6,356,692)
Contract Maintenance Charge............     (3)         (3)         (50,333)     (56,146)     (35,988)     (52,586)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     40         337          (86,357)    (543,860)   4,037,910    2,747,522
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (498)        334       (3,654,950)  (3,539,220)    (817,547)  (3,950,756)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................   (439)        275       (3,156,317)     799,294     (968,186)  (4,138,734)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,819       1,544       15,306,930   14,507,636    9,438,808   13,577,542
                                          ------      ------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,380      $1,819      $12,150,613  $15,306,930  $ 8,470,622  $ 9,438,808
                                          ======      ======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    125         102          868,781    1,098,429      961,281    1,362,956
       Units issued....................      3          23           80,563       52,660      581,289      692,718
       Units redeemed..................    (36)         --         (277,000)    (282,308)    (662,513)  (1,094,393)
                                          ------      ------    -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     92         125          672,344      868,781      880,057      961,281
                                          ======      ======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------
                                          FIDELITY VARIABLE               FRANKLIN                 FRANKLIN
                                          INSURANCE PRODUCTS FUND    TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                          (SERVICE CLASS 2)       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  -----------------------  ------------------------
                                            VIP OVERSEAS             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND
                                          (SERVICE CLASS 2)            GROWTH VIP (P)           INCOME VIP (Q)
                                          ----------------------  -----------------------  ------------------------
                                            2014        2013         2014         2013         2014         2013
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (256)    $  (220)    $  (35,588) $   (42,745) $   244,668  $   308,776
Net realized gains (losses)..............     412          47        511,039      355,078    1,299,069      662,617
Change in unrealized gains (losses)......  (4,040)      9,142       (392,562)     459,889      529,765    6,791,710
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,884)      8,969         82,889      772,222    2,073,502    7,763,103
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          --             --           --       35,951       87,203
Benefit payments.........................      --          --       (111,719)     (67,418)    (745,134)    (806,098)
Payments on termination..................  (2,850)     (1,250)      (360,314)    (643,077)  (4,734,018)  (5,433,282)
Contract Maintenance Charge..............     (14)        (15)        (8,099)     (10,457)    (109,125)    (131,972)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      80         (31)       (86,520)    (333,757)    (676,988)  (1,908,303)
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,784)     (1,296)      (566,652)  (1,054,709)  (6,229,314)  (8,192,452)
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,668)      7,673       (483,763)    (282,487)  (4,155,812)    (429,349)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,541      32,868      2,338,660    2,621,147   31,193,365   31,622,714
                                           -------     -------    ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $33,873     $40,541     $1,854,897  $ 2,338,660  $27,037,553  $31,193,365
                                           =======     =======    ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,528       2,632        139,825      211,342    1,485,522    1,921,696
       Units issued......................       5          --          5,090        2,167       50,856       78,848
       Units redeemed....................    (171)       (104)       (38,360)     (73,684)    (336,969)    (515,022)
                                           -------     -------    ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,362       2,528        106,555      139,825    1,199,409    1,485,522
                                           =======     =======    ==========  ===========  ===========  ===========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                            FRANKLIN                   FRANKLIN                   FRANKLIN
                                       TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                          FRANKLIN HIGH                FRANKLIN              FRANKLIN LARGE CAP
                                         INCOME VIP (R)             INCOME VIP (S)             GROWTH VIP (T)
                                    ------------------------  --------------------------  ------------------------
                                        2014         2013         2014          2013          2014         2013
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   427,892  $   600,594  $  4,496,117  $  6,834,378  $  (149,444) $  (184,685)
Net realized gains (losses)........     172,157      222,782     2,560,687       896,909    2,862,221    2,112,186
Change in unrealized gains
 (losses)..........................    (723,362)    (199,842)   (2,449,568)    8,735,010      445,582    6,445,924
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (123,313)     623,534     4,607,236    16,466,297    3,158,359    8,373,425
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         600        3,600       184,679       308,168       39,216       68,495
Benefit payments...................    (214,853)    (445,931)   (4,987,472)   (4,794,107)    (708,343)    (977,501)
Payments on termination............  (1,258,245)  (1,298,738)  (20,689,514)  (23,496,726)  (5,783,113)  (6,734,614)
Contract Maintenance Charge........     (13,073)     (15,871)     (315,816)     (379,504)    (108,059)    (129,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................     401,926      160,859      (604,204)       46,558   (2,217,270)  (2,164,166)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,083,645)  (1,596,081)  (26,412,327)  (28,315,611)  (8,777,569)  (9,936,986)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,206,958)    (972,547)  (21,805,091)  (11,849,314)  (5,619,210)  (1,563,561)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  10,279,733   11,252,280   137,213,556   149,062,870   34,051,962   35,615,523
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 9,072,775  $10,279,733  $115,408,465  $137,213,556  $28,432,752  $34,051,962
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     595,263      692,374     7,995,688     9,737,999    2,323,911    3,072,820
       Units issued................      59,470       55,127       371,175       537,648       55,193      139,422
       Units redeemed..............    (119,698)    (152,238)   (1,830,863)   (2,279,959)    (623,452)    (888,331)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     535,035      595,263     6,536,000     7,995,688    1,755,652    2,323,911
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                                MUTUAL GLOBAL                 MUTUAL                    SMALL CAP
                                              DISCOVERY VIP (U)           SHARES VIP (V)              VALUE VIP (W)
                                          ------------------------  --------------------------  ------------------------
                                              2014         2013         2014          2013          2014         2013
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    76,630  $    92,162  $    243,990  $    310,709  $  (291,884) $   (92,022)
Net realized gains (losses)..............   1,453,776    1,897,280     4,301,461     3,168,092    4,884,243    3,530,522
Change in unrealized gains (losses)......    (845,425)   1,802,650      (698,424)   14,717,230   (4,932,019)   6,343,375
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     684,981    3,792,092     3,847,027    18,196,031     (339,660)   9,781,875
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,800       11,172        40,973       139,693       45,748       93,328
Benefit payments.........................    (332,370)    (342,388)   (2,076,854)   (2,994,807)    (653,063)  (1,202,276)
Payments on termination..................  (2,333,290)  (3,100,988)  (10,317,805)  (12,772,533)  (5,183,376)  (5,202,564)
Contract Maintenance Charge..............     (60,632)     (62,038)     (196,004)     (234,324)     (87,467)    (107,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (54,258)   1,134,847    (2,055,851)   (4,359,956)  (1,070,175)  (1,910,102)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,778,750)  (2,359,395)  (14,605,541)  (20,221,927)  (6,948,333)  (8,329,443)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,093,769)   1,432,697   (10,758,514)   (2,025,896)  (7,287,993)   1,452,432
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,620,548   16,187,851    75,873,878    77,899,774   33,818,946   32,366,514
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,526,779  $17,620,548  $ 65,115,364  $ 75,873,878  $26,530,953  $33,818,946
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,098,656    1,256,636     3,925,250     5,069,660    1,108,578    1,413,978
       Units issued......................      48,774      215,589        79,789       110,454       48,498       90,988
       Units redeemed....................    (213,525)    (373,569)     (809,301)   (1,254,864)    (278,262)    (396,388)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     933,905    1,098,656     3,195,738     3,925,250      878,814    1,108,578
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                           FRANKLIN SMALL-MID CAP   FRANKLIN U.S. GOVERNMENT    TEMPLETON DEVELOPING
                                               GROWTH VIP (X)          SECURITIES VIP (Y)          MARKETS VIP (Z)
                                           ----------------------   ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (17,487)  $  (21,730) $   182,038  $   293,374  $   (19,608) $    54,432
Net realized gains (losses)...............    268,814      386,400      (53,756)         720      (82,482)      86,060
Change in unrealized gains (losses).......   (190,122)      54,991      189,054   (1,220,076)  (1,154,616)    (540,586)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     61,205      419,661      317,336     (925,982)  (1,256,706)    (400,094)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        800          775        8,713        2,875       33,678       55,578
Benefit payments..........................     (5,863)      (4,334)    (754,020)    (637,175)    (240,986)    (292,858)
Payments on termination...................   (106,912)    (332,297)  (2,843,917)  (3,708,959)  (2,403,652)  (2,878,293)
Contract Maintenance Charge...............     (3,761)      (4,801)     (69,490)     (99,315)     (48,393)     (66,322)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (33,753)    (482,457)    (249,998)  (3,278,867)     125,649     (285,517)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (149,489)    (823,114)  (3,908,712)  (7,721,441)  (2,533,704)  (3,467,412)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (88,284)    (403,453)  (3,591,376)  (8,647,423)  (3,790,410)  (3,867,506)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,155,495    1,558,948   19,112,105   27,759,528   14,605,327   18,472,833
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $1,067,211   $1,155,495  $15,520,729  $19,112,105  $10,814,917  $14,605,327
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     44,710       78,312    1,541,131    2,156,406      428,760      527,976
       Units issued.......................        936        3,530      100,093      111,484       34,352       44,784
       Units redeemed.....................     (6,872)     (37,132)    (411,590)    (726,759)    (110,632)    (144,000)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     38,774       44,710    1,229,634    1,541,131      352,480      428,760
                                           ==========   ==========  ===========  ===========  ===========  ===========

--------
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------------------
                                                    FRANKLIN                  FRANKLIN                 FRANKLIN
                                               TEMPLETON VARIABLE        TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                            INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                                   SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ----------------------   ----------------------
                                                    TEMPLETON                 TEMPLETON                TEMPLETON
                                                FOREIGN VIP (AA)        GLOBAL BOND VIP (AB)        GROWTH VIP (AC)
                                           --------------------------  ----------------------   ----------------------
                                               2014          2013         2014         2013        2014         2013
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    180,727  $    698,370  $   61,520   $   56,279  $     (647)  $   12,652
Net realized gains (losses)...............    2,830,766     1,354,876      31,802       75,916      21,467        6,097
Change in unrealized gains (losses).......  (12,065,194)   14,695,468     (82,641)    (129,672)    (64,265)     237,908
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................   (9,053,701)   16,748,714      10,681        2,523     (43,445)     256,657
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      102,282       115,238          --           --          --           --
Benefit payments..........................   (4,672,028)   (2,657,880)    (35,274)     (43,549)    (19,321)      (5,805)
Payments on termination...................  (12,462,943)  (14,183,595)   (226,763)    (277,253)    (33,210)     (84,568)
Contract Maintenance Charge...............     (209,385)     (266,774)     (2,416)      (2,850)       (402)        (416)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    2,837,228    (2,706,170)     13,031       17,314     (58,884)      (3,502)
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................  (14,404,846)  (19,699,181)   (251,422)    (306,338)   (111,817)     (94,291)
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (23,458,547)   (2,950,467)   (240,741)    (303,815)   (155,262)     162,366
NET ASSETS AT BEGINNING OF
 PERIOD...................................   86,940,625    89,891,092   1,666,996    1,970,811   1,111,073      948,707
                                           ------------  ------------  ----------   ----------  ----------   ----------
NET ASSETS AT END OF PERIOD............... $ 63,482,078  $ 86,940,625  $1,426,255   $1,666,996  $  955,811   $1,111,073
                                           ============  ============  ==========   ==========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    4,141,649     5,152,148      58,543       70,109      50,040       55,982
       Units issued.......................      294,466       233,322       8,038        3,723         140           44
       Units redeemed.....................   (1,001,247)   (1,243,821)    (16,877)     (15,289)     (5,636)      (5,986)
                                           ------------  ------------  ----------   ----------  ----------   ----------
    Units outstanding at end of period....    3,434,868     4,141,649      49,704       58,543      44,544       50,040
                                           ============  ============  ==========   ==========  ==========   ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               GOLDMAN SACHS            GOLDMAN SACHS             GOLDMAN SACHS
                                                  VARIABLE                 VARIABLE                 VARIABLE
                                              INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  -----------------------  ------------------------
                                                                                                  VIT SMALL CAP
                                            VIT LARGE CAP VALUE       VIT MID CAP VALUE       EQUITY INSIGHTS (AD)
                                          -----------------------  -----------------------  ------------------------
                                             2014         2013        2014         2013         2014         2013
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,952) $   (23,118) $  (23,192) $   (33,254) $   (70,928) $   (62,965)
Net realized gains (losses)..............    760,853      605,122     695,571      477,981    1,235,833    1,339,770
Change in unrealized gains (losses)......   (371,099)     509,754    (322,801)     561,398     (923,375)   1,241,307
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    374,802    1,091,758     349,578    1,006,125      241,530    2,518,112
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,827          144       1,350           --       12,613        1,199
Benefit payments.........................    (73,542)    (215,159)    (57,123)    (233,841)  (1,411,550)    (246,823)
Payments on termination..................   (679,075)    (944,366)   (823,125)    (902,586)  (1,532,536)  (1,723,027)
Contract Maintenance Charge..............    (12,281)     (15,445)     (9,338)     (12,667)     (19,239)     (26,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (169,129)    (166,511)    (68,073)    (153,471)    (107,526)    (204,517)
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (929,200)  (1,341,337)   (956,309)  (1,302,565)  (3,058,238)  (2,199,489)
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (554,398)    (249,579)   (606,731)    (296,440)  (2,816,708)     318,623
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,836,029    4,085,608   3,553,449    3,849,889    8,756,825    8,438,202
                                          ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,281,631  $ 3,836,029  $2,946,718  $ 3,553,449  $ 5,940,117  $ 8,756,825
                                          ==========  ===========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    263,723      367,455     192,083      271,497      548,898      707,400
       Units issued......................      4,055       14,229       1,490        6,950       18,733       30,984
       Units redeemed....................    (63,994)    (117,961)    (51,671)     (86,364)    (213,421)    (189,486)
                                          ----------  -----------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    203,784      263,723     141,902      192,083      354,210      548,898
                                          ==========  ===========  ==========  ===========  ===========  ===========

--------
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            GOLDMAN SACHS         GOLDMAN SACHS
                                              VARIABLE              VARIABLE                    INVESCO
                                           INSURANCE TRUST       INSURANCE TRUST          INVESTMENT SERVICES
                                             SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------  ------------------------  --------------------------
                                            VIT STRATEGIC        VIT U.S. EQUITY         INVESCO V.I. AMERICAN
                                               GROWTH             INSIGHTS (AE)                FRANCHISE
                                          ----------------  ------------------------  --------------------------
                                            2014     2013       2014         2013         2014          2013
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (202) $  (163) $   (21,165) $   (39,829) $ (1,269,256) $   (877,072)
Net realized gains (losses)..............   4,516      800      772,309      422,539     4,730,899     1,955,214
Change in unrealized gains (losses)......  (1,740)   4,339      (28,795)   1,482,964     2,234,534    26,360,137
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   2,574    4,976      722,349    1,865,674     5,696,177    27,438,279
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --       11,168          290        92,296       125,552
Benefit payments.........................      --       --     (182,087)    (151,004)   (5,080,493)   (2,829,234)
Payments on termination..................      --       --     (984,329)  (1,302,924)   (7,204,207)   (6,566,434)
Contract Maintenance Charge..............     (20)     (20)     (17,275)     (21,036)      (52,142)      (56,292)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --       --     (407,339)    (781,719)   (1,304,453)   (2,462,389)
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................     (20)     (20)  (1,579,862)  (2,256,393)  (13,548,999)  (11,788,797)
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,554    4,956     (857,513)    (390,719)   (7,852,822)   15,649,482
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,172   16,216    5,792,602    6,183,321    93,981,331    78,331,849
                                          -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD.............. $23,726  $21,172  $ 4,935,089  $ 5,792,602  $ 86,128,509  $ 93,981,331
                                          =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,383    1,385      375,120      541,166     6,844,728     7,872,596
       Units issued......................      --       --        6,600        2,412       151,708       186,367
       Units redeemed....................      (1)      (2)    (102,255)    (168,458)   (1,256,256)   (1,214,235)
                                          -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period...   1,382    1,383      279,465      375,120     5,740,180     6,844,728
                                          =======  =======  ===========  ===========  ============  ============

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                                INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                               AMERICAN VALUE               COMSTOCK                  CORE EQUITY
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (583,748) $  (502,489) $   (52,989) $    43,207  $   (524,825) $    (55,318)
Net realized gains (losses)..............   6,829,763    2,342,224    2,234,533    1,586,066     5,742,610     4,013,722
Change in unrealized gains (losses)......  (2,647,941)  11,483,978      191,130    7,560,932       431,701    17,041,510
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   3,598,074   13,323,713    2,372,674    9,190,205     5,649,486    20,999,914
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      53,573       26,632        2,060        2,018        82,843        25,418
Benefit payments.........................  (1,474,726)  (1,593,922)  (1,823,546)  (1,262,554)   (4,009,711)   (3,386,453)
Payments on termination..................  (6,114,472)  (6,336,972)  (3,348,085)  (3,454,772)   (6,761,471)   (7,405,211)
Contract Maintenance Charge..............     (40,116)     (45,207)     (13,185)     (15,039)      (45,134)      (49,625)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (795,302)    (981,886)    (296,411)    (994,828)   (1,243,982)     (601,645)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,371,043)  (8,931,355)  (5,479,167)  (5,725,175)  (11,977,455)  (11,417,516)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,772,969)   4,392,358   (3,106,493)   3,465,030    (6,327,969)    9,582,398
NET ASSETS AT BEGINNING OF
 PERIOD..................................  49,878,930   45,486,572   32,922,587   29,457,557    90,978,452    81,396,054
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $45,105,961  $49,878,930  $29,816,094  $32,922,587  $ 84,650,483  $ 90,978,452
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
       Units issued......................      62,791      105,730       51,200       69,824       118,999       146,501
       Units redeemed....................    (435,861)    (573,268)    (320,908)    (409,044)     (745,762)     (826,123)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   1,920,692    2,293,762    1,429,307    1,699,015     4,153,101     4,779,864
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                                 INVESCO V.I.               INVESCO V.I.             INVESCO V.I.
                                             DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME        EQUITY AND INCOME
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013         2014         2013         2014         2013
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    410,312  $  1,253,626  $  294,392  $   291,483  $    90,144  $    40,457
Net realized gains (losses)..............   10,620,039     9,151,118    (186,877)    (268,389)   2,264,512      663,931
Change in unrealized gains (losses)......    5,255,241    28,339,600     425,523     (156,215)    (393,256)   5,031,706
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   16,285,592    38,744,344     533,038     (133,121)   1,961,400    5,736,094
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      134,688       184,427         150          150       55,084      108,423
Benefit payments.........................   (6,134,446)   (7,044,032)   (321,224)    (175,567)  (1,177,122)  (1,101,506)
Payments on termination..................  (12,793,984)  (13,317,580)   (641,591)    (817,963)  (2,318,182)  (2,932,405)
Contract Maintenance Charge..............      (70,296)      (80,048)     (2,674)      (2,993)     (11,202)     (12,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,345,805)   (2,895,245)     (9,691)    (456,021)     400,765      513,859
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (21,209,843)  (23,152,478)   (975,030)  (1,452,394)  (3,050,657)  (3,423,864)
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,924,251)   15,591,866    (441,992)  (1,585,515)  (1,089,257)   2,312,230
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,002,680   141,410,814   8,505,792   10,091,307   28,118,518   25,806,288
                                          ------------  ------------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $152,078,429  $157,002,680  $8,063,800  $ 8,505,792  $27,029,261  $28,118,518
                                          ============  ============  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,919,006     4,564,975     623,556      730,748    1,669,671    1,888,361
       Units issued......................      119,017        88,512      39,451       25,679      104,676      106,546
       Units redeemed....................     (638,940)     (734,481)   (108,177)    (132,871)    (286,523)    (325,236)
                                          ------------  ------------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    3,399,083     3,919,006     554,830      623,556    1,487,824    1,669,671
                                          ============  ============  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                   INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                             GLOBAL CORE EQUITY       GOVERNMENT SECURITIES          HIGH YIELD
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   188,015  $   190,055  $   149,633  $   226,810  $   479,601  $   688,244
Net realized gains (losses)..............     591,965      (17,538)     (62,258)     (19,305)      41,915      (13,966)
Change in unrealized gains (losses)......    (994,120)   6,918,659      162,456     (665,786)    (405,961)    (176,959)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (214,140)   7,091,176      249,831     (458,281)     115,555      497,319
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,736        4,997           --       62,500        8,139       20,926
Benefit payments.........................  (1,689,772)  (1,780,618)    (350,174)    (241,162)    (894,611)    (789,887)
Payments on termination..................  (3,144,763)  (2,787,169)    (998,340)    (891,010)  (1,173,221)  (1,261,904)
Contract Maintenance Charge..............     (17,434)     (20,195)      (4,164)      (4,469)      (8,676)      (7,891)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (651,444)    (826,798)    (251,562)    (796,540)    (709,914)  12,199,452
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,500,677)  (5,409,783)  (1,604,240)  (1,870,681)  (2,778,283)  10,160,696
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,714,817)   1,681,393   (1,354,409)  (2,328,962)  (2,662,728)  10,658,015
NET ASSETS AT BEGINNING OF
 PERIOD..................................  38,615,155   36,933,762    9,972,943   12,301,905   17,192,786    6,534,771
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,900,338  $38,615,155  $ 8,618,534  $ 9,972,943  $14,530,058  $17,192,786
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,754,079    2,028,113      624,964      744,579      993,310      428,792
       Units issued......................      23,571       41,689       39,200       26,770       43,527      785,087
       Units redeemed....................    (279,323)    (315,723)    (138,238)    (146,385)    (201,824)    (220,569)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   1,498,327    1,754,079      525,926      624,964      835,013      993,310
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ---------------------------------------------------------------------------
                                                    INVESCO                  INVESCO                  INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  ----------------------  ------------------------
                                                 INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL GROWTH    MANAGED VOLATILITY (AF)    MID CAP CORE EQUITY
                                           ------------------------  ----------------------  ------------------------
                                               2014         2013        2014        2013         2014         2013
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    33,866  $   (43,668) $   91,952  $   88,989  $  (165,507) $   (88,934)
Net realized gains (losses)...............   1,260,485    1,000,569     404,214     210,789    1,677,566    1,224,448
Change in unrealized gains (losses).......  (1,505,804)   2,637,496     592,240     247,939   (1,164,283)   1,592,767
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (211,453)   3,594,397   1,088,406     547,717      347,776    2,728,281
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      37,263       71,178          --          --        2,727        4,691
Benefit payments..........................    (322,023)    (575,375)    (10,134)   (197,711)    (217,601)    (269,418)
Payments on termination...................  (1,844,255)  (1,660,161)   (355,800)   (445,411)  (1,113,100)  (1,297,457)
Contract Maintenance Charge...............      (9,842)     (11,174)     (2,485)     (2,622)      (3,441)      (3,666)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (377,896)    (133,316)      4,902     (82,899)    (173,843)     133,916
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,516,753)  (2,308,848)   (363,517)   (728,643)  (1,505,258)  (1,431,934)
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,728,206)   1,285,549     724,889    (180,926)  (1,157,482)   1,296,347
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,317,017   22,031,468   5,820,996   6,001,922   12,044,020   10,747,673
                                           -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $20,588,811  $23,317,017  $6,545,885  $5,820,996  $10,886,538  $12,044,020
                                           ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,125,618    1,246,396     276,483     311,469      585,366      659,045
       Units issued.......................      40,442       39,459      13,140      10,079       24,461       36,561
       Units redeemed.....................    (159,710)    (160,237)    (28,323)    (45,065)    (100,195)    (110,240)
                                           -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,006,350    1,125,618     261,300     276,483      509,632      585,366
                                           ===========  ===========  ==========  ==========  ===========  ===========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                  INVESCO                  INVESCO                   INVESCO
                                            INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  ------------------------
                                               INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                              MID CAP GROWTH            MONEY MARKET              S&P 500 INDEX
                                          ----------------------  ------------------------  ------------------------
                                             2014        2013         2014         2013         2014         2013
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (115,934) $  (77,625) $   (94,402) $  (126,334) $   132,636  $   172,408
Net realized gains (losses)..............    334,151     188,569           --           --    2,039,829    1,662,641
Change in unrealized gains (losses)......    300,805   2,233,146           --           --    1,487,747    6,513,340
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    519,022   2,344,090      (94,402)    (126,334)   3,660,212    8,348,389
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        180         180           --       62,500      108,564       74,486
Benefit payments.........................    (93,601)   (374,131)    (765,826)    (271,535)  (1,233,813)  (1,443,872)
Payments on termination..................   (833,809)   (470,261)  (1,457,456)  (1,769,428)  (2,640,439)  (2,512,388)
Contract Maintenance Charge..............     (2,770)     (3,013)      (3,801)      (4,466)     (13,718)     (15,462)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (15,497)    144,165      (32,034)     (94,995)     743,593     (770,173)
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (945,497)   (703,060)  (2,259,117)  (2,077,924)  (3,035,813)  (4,667,409)
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (426,475)  1,641,030   (2,353,519)  (2,204,258)     624,399    3,680,980
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,533,206   6,892,176    8,195,268   10,399,526   33,531,494   29,850,514
                                          ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $8,106,731  $8,533,206  $ 5,841,749  $ 8,195,268  $34,155,893  $33,531,494
                                          ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
       Units issued......................     13,145      21,497       88,826      175,273      172,672      103,012
       Units redeemed....................    (55,575)    (59,422)    (289,386)    (361,145)    (356,286)    (428,244)
                                          ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    348,161     390,591      517,135      717,695    1,881,984    2,065,598
                                          ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------------
                                                         INVESCO                 INVESCO            INVESCO INVESTMENT
                                                   INVESTMENT SERVICES     INVESTMENT SERVICES     SERVICES (SERIES II)
                                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ----------------------  ----------------------  ------------------------
                                                      INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                       TECHNOLOGY          VALUE OPPORTUNITIES     AMERICAN FRANCHISE II
                                                 ----------------------  ----------------------  ------------------------
                                                    2014        2013        2014        2013         2014         2013
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (41,733) $  (36,468) $     (153) $    5,246  $  (451,582) $  (418,836)
Net realized gains (losses).....................    377,703     305,855     189,933      44,264    4,156,977    2,414,291
Change in unrealized gains (losses).............    (63,609)    285,370     189,166   1,947,843   (2,315,887)   7,015,357
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    272,361     554,757     378,946   1,997,353    1,389,508    9,010,812
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      2,200       2,801       1,168       2,168        5,948        7,605
Benefit payments................................     (5,080)    (44,069)    (38,096)    (95,712)  (3,215,529)    (460,205)
Payments on termination.........................   (268,481)    (95,921)   (527,128)   (703,180)  (4,083,254)  (3,742,322)
Contract Maintenance Charge.....................     (1,491)     (1,559)     (3,211)     (3,432)     (54,758)     (66,430)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     17,715     144,738    (106,846)    106,410     (759,858)  (1,548,224)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (255,137)      5,990    (674,113)   (693,746)  (8,107,451)  (5,809,576)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     17,224     560,747    (295,167)  1,303,607   (6,717,943)   3,201,236
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,947,472   2,386,725   7,893,969   6,590,362   30,228,610   27,027,374
                                                 ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $2,964,696  $2,947,472  $7,598,802  $7,893,969  $23,510,667  $30,228,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    177,127     177,131     507,938     559,322    1,889,653    2,303,381
       Units issued.............................      7,328      21,601      37,124      27,013       33,476       50,701
       Units redeemed...........................    (21,747)    (21,605)    (80,057)    (78,397)    (497,190)    (464,429)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period..........    162,708     177,127     465,005     507,938    1,425,939    1,889,653
                                                 ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT         INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)      SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  --------------------------  ----------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                              AMERICAN VALUE II             COMSTOCK II             CORE EQUITY II
                                          ------------------------  --------------------------  ----------------------
                                              2014         2013         2014          2013         2014        2013
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (459,625) $  (392,428) $   (721,734) $   (374,313) $  (21,203) $   (9,945)
Net realized gains (losses)..............   4,868,743    1,870,695    10,091,348     7,362,421     136,871     121,582
Change in unrealized gains (losses)......  (2,139,173)   7,961,961    (1,761,418)   26,745,574      (1,637)    351,527
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   2,269,945    9,440,228     7,608,196    33,733,682     114,031     463,164
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,465       10,794        70,001        86,922          --       5,000
Benefit payments.........................    (759,359)    (862,033)   (5,482,529)   (3,402,941)     (9,533)    (53,524)
Payments on termination..................  (5,406,557)  (5,712,048)  (17,005,731)  (19,652,252)   (242,038)   (266,699)
Contract Maintenance Charge..............    (107,606)    (129,251)     (240,147)     (291,996)     (4,891)     (4,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,194,344)  (2,444,027)   (3,053,321)   (4,950,293)    (68,624)     11,646
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (7,422,401)  (9,136,565)  (25,711,727)  (28,210,560)   (325,086)   (308,536)
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,152,456)     303,663   (18,103,531)    5,523,122    (211,055)    154,628
NET ASSETS AT BEGINNING OF
 PERIOD..................................  33,767,067   33,463,404   118,370,712   112,847,590   2,066,393   1,911,765
                                          -----------  -----------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $28,614,611  $33,767,067  $100,267,181  $118,370,712  $1,855,338  $2,066,393
                                          ===========  ===========  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,253,352    1,633,481     6,033,263     7,653,321     134,895     158,981
       Units issued......................      31,816       20,957       121,031       130,950         263      10,257
       Units redeemed....................    (302,277)    (401,086)   (1,392,888)   (1,751,008)    (20,367)    (34,343)
                                          -----------  -----------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period..............................     982,891    1,253,352     4,761,406     6,033,263     114,791     134,895
                                          ===========  ===========  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -------------------------------------------------------------------------
                                                    INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                   SERVICES (SERIES II)    SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  -------------------   ------------------------
                                                       INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                  DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II   EQUITY AND INCOME II
                                                 ------------------------  -------------------   ------------------------
                                                     2014         2013       2014        2013        2014         2013
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (124,129) $   113,721  $  4,478   $   5,784  $   (59,792) $   (91,997)
Net realized gains (losses).....................   3,970,517    2,460,106    (4,061)    (15,010)   3,912,994    2,433,927
Change in unrealized gains (losses).............    (185,651)   7,366,409     9,050       4,547   (1,430,534)   5,959,091
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   3,660,737    9,940,236     9,467      (4,679)   2,422,668    8,301,021
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      22,442        8,272        --          45       15,964       40,921
Benefit payments................................  (3,154,425)  (1,271,360)   (2,474)         --   (1,265,253)  (1,475,542)
Payments on termination.........................  (5,434,895)  (4,611,852)  (28,142)    (70,331)  (5,497,234)  (7,747,954)
Contract Maintenance Charge.....................     (51,143)     (64,027)       --          --      (75,879)     (92,437)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,089,398)  (1,337,079)       85     (29,800)    (132,874)    (598,184)
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (9,707,419)  (7,276,046)  (30,531)   (100,086)  (6,955,276)  (9,873,196)
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,046,682)   2,664,190   (21,064)   (104,765)  (4,532,608)  (1,572,175)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  40,502,174   37,837,984   170,193     274,958   38,430,669   40,002,844
                                                 -----------  -----------  --------   ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $34,455,492  $40,502,174  $149,129   $ 170,193  $33,898,061  $38,430,669
                                                 ===========  ===========  ========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   2,562,993    3,061,563    13,636      21,690    2,101,370    2,673,533
       Units issued.............................      26,130       73,231         9         310       75,620      118,624
       Units redeemed...........................    (589,504)    (571,801)   (2,369)     (8,364)    (442,589)    (690,787)
                                                 -----------  -----------  --------   ---------  -----------  -----------
    Units outstanding at end of period..........   1,999,619    2,562,993    11,276      13,636    1,734,401    2,101,370
                                                 ===========  ===========  ========   =========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ------------------------------------------------------------------------------
                                          INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                         SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                              SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT
                                       ------------------------  -----------------------  --------------------------
                                             INVESCO V.I.            INVESCO V.I.                INVESCO V.I.
                                         GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II    GROWTH AND INCOME II
                                       ------------------------  -----------------------  --------------------------
                                           2014         2013       2014         2013          2014          2013
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (35,385) $   (12,303) $  3,437    $   4,601    $   (127,972) $   (280,886)
Net realized gains (losses)...........     698,291       47,017    (1,238)      (1,029)     10,664,587     5,283,886
Change in unrealized gains
 (losses).............................    (806,086)   3,706,380     3,915      (19,732)     (6,247,843)   12,087,948
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from operations......................    (143,180)   3,741,094     6,114      (16,160)      4,288,772    17,090,948
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,903        3,538        --           --          22,966        82,820
Benefit payments......................  (2,808,285)    (444,502)       --           --      (1,979,262)   (1,882,560)
Payments on termination...............  (1,822,170)  (2,291,394)  (18,591)    (126,665)     (9,350,021)  (11,789,609)
Contract Maintenance Charge...........     (26,151)     (32,951)       --           --        (182,961)     (222,920)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (429,605)    (653,193)       96      (13,669)     (1,563,556)   (4,184,468)
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (5,072,308)  (3,418,502)  (18,495)    (140,334)    (13,052,834)  (17,996,737)
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,215,488)     322,592   (12,381)    (156,494)     (8,764,062)     (905,789)
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,689,310   20,366,718   303,165      459,659      60,296,266    61,202,055
                                       -----------  -----------   --------    ---------   ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $15,473,822  $20,689,310  $290,784    $ 303,165    $ 51,532,204  $ 60,296,266
                                       ===========  ===========   ========    =========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,460,159    1,723,693    23,626       34,033       2,627,739     3,506,132
       Units issued...................      23,347       24,146        34           69          52,867        82,492
       Units redeemed.................    (353,115)    (287,680)   (1,415)     (10,476)       (604,036)     (960,885)
                                       -----------  -----------   --------    ---------   ------------  ------------
    Units outstanding at end of
     period...........................   1,130,391    1,460,159    22,245       23,626       2,076,570     2,627,739
                                       ===========  ===========   ========    =========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                                HIGH YIELD II       INTERNATIONAL GROWTH II  MANAGED VOLATILITY II (AG)
                                          ------------------------  -----------------------  -------------------------
                                              2014         2013         2014        2013       2014          2013
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   258,931  $   397,038  $   (18,637) $  (23,784) $  1,602      $  1,691
Net realized gains (losses)..............       2,910      (31,744)     467,853     124,017    11,542         5,636
Change in unrealized gains (losses)......    (250,289)    (219,606)    (437,708)    589,264    14,679         9,239
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 operations..............................      11,552      145,688       11,508     689,497    27,823        16,566
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,426        7,503           --          81        --            30
Benefit payments.........................    (348,126)    (241,384)  (1,479,790)    (10,030)   (6,466)           --
Payments on termination..................    (982,766)    (804,178)    (590,677)   (569,765)  (29,732)      (24,476)
Contract Maintenance Charge..............     (17,867)     (16,202)     (10,992)    (13,169)       --            --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (26,578)  11,093,573       33,524     (79,668)   (1,687)      (20,276)
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 contract transactions...................  (1,357,911)  10,039,312   (2,047,935)   (672,551)  (37,885)      (44,722)
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,346,359)  10,185,000   (2,036,427)     16,946   (10,062)      (28,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,574,301      389,301    4,390,384   4,373,438   168,771       196,927
                                          -----------  -----------  -----------  ----------    --------     --------
NET ASSETS AT END OF PERIOD.............. $ 9,227,942  $10,574,301  $ 2,353,957  $4,390,384  $158,709      $168,771
                                          ===========  ===========  ===========  ==========    ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     861,237       19,960      384,184     442,241     8,343        10,589
       Units issued......................      30,205      961,934       13,913      25,817         1            64
       Units redeemed....................    (136,791)    (120,657)    (188,543)    (83,874)   (1,743)       (2,310)
                                          -----------  -----------  -----------  ----------    --------     --------
    Units outstanding at end of period...     754,651      861,237      209,554     384,184     6,601         8,343
                                          ===========  ===========  ===========  ==========    ========     ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------------
                                                   INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                  SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 ----------------------  ------------------------  ------------------
                                                      INVESCO V.I.             INVESCO V.I.           INVESCO V.I.
                                                 MID CAP CORE EQUITY II      MID CAP GROWTH II       MONEY MARKET II
                                                 ----------------------  ------------------------  ------------------
                                                    2014        2013         2014         2013       2014       2013
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (33,145) $  (27,485) $  (162,219) $  (150,143) $(11,111)  $(11,281)
Net realized gains (losses).....................    312,561     281,797      655,530      394,886        --         --
Change in unrealized gains (losses).............   (231,134)    276,142       38,383    2,755,865        --         --
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from
 operations.....................................     48,282     530,454      531,694    3,000,608   (11,111)   (11,281)
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --          15        4,385       33,620        --         --
Benefit payments................................    (16,065)    (67,463)    (452,399)    (165,138)   (1,431)        --
Payments on termination.........................   (332,037)   (598,591)  (1,254,228)  (1,592,058)  (16,521)   (51,157)
Contract Maintenance Charge.....................     (3,126)     (4,201)     (22,819)     (26,030)       --         --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (35,015)    (41,172)     (85,425)    (102,997)  (22,134)    59,424
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (386,243)   (711,412)  (1,810,486)  (1,852,603)  (40,086)     8,267
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (337,961)   (180,958)  (1,278,792)   1,148,005   (51,197)    (3,014)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,089,176   2,270,134   10,585,632    9,437,627   742,439    745,453
                                                 ----------  ----------  -----------  -----------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,751,215  $2,089,176  $ 9,306,840  $10,585,632  $691,242   $742,439
                                                 ==========  ==========  ===========  ===========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    119,401     165,157      517,497      615,481    77,506     76,500
       Units issued.............................      5,339         239       58,627       72,170        30      7,536
       Units redeemed...........................    (26,136)    (45,995)    (143,800)    (170,154)   (4,227)    (6,530)
                                                 ----------  ----------  -----------  -----------  --------   --------
    Units outstanding at end of period..........     98,604     119,401      432,324      517,497    73,309     77,506
                                                 ==========  ==========  ===========  ===========  ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 --------------------------------------------------------------------------
                                                     INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)   SERVICES (SERIES II)
                                                         SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------------------  -------------------  ------------------------
                                                        INVESCO V.I.            INVESCO V.I.         INVESCO V.I. VALUE
                                                      S&P 500 INDEX II         TECHNOLOGY II          OPPORTUNITIES II
                                                 --------------------------  -------------------  ------------------------
                                                     2014          2013        2014      2013         2014         2013
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (95,725) $      3,114  $  (209)  $   (322)  $   (30,540) $   (32,261)
Net realized gains (losses).....................    6,130,706     4,775,867    2,862      5,361       256,440      107,784
Change in unrealized gains (losses).............     (164,386)   10,896,423   (1,615)    (1,264)        6,060    1,538,631
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    5,870,595    15,675,404    1,038      3,775       231,960    1,614,154
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       20,755        28,430       --         --         1,000           54
Benefit payments................................   (3,146,421)   (1,492,030)  (1,963)        --      (281,831)    (275,773)
Payments on termination.........................   (7,958,306)   (8,054,041)  (4,388)   (17,765)     (879,869)    (798,048)
Contract Maintenance Charge.....................     (108,605)     (131,817)      --         --       (17,300)     (20,815)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (1,494,432)   (3,320,603)      (4)       303       (79,296)    (465,676)
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (12,687,009)  (12,970,061)  (6,355)   (17,462)   (1,257,296)  (1,560,258)
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (6,816,414)    2,705,343   (5,317)   (13,687)   (1,025,336)      53,896
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   62,216,972    59,511,629   16,846     30,533     5,903,115    5,849,219
                                                 ------------  ------------  -------   --------   -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 55,400,558  $ 62,216,972  $11,529   $ 16,846   $ 4,877,779  $ 5,903,115
                                                 ============  ============  =======   ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,141,653     5,011,891    1,058      2,364       368,910      474,808
       Units issued.............................      242,858       256,493        1         24         6,706        9,733
       Units redeemed...........................   (1,055,338)   (1,126,731)    (387)    (1,330)      (84,183)    (115,631)
                                                 ------------  ------------  -------   --------   -----------  -----------
    Units outstanding at end of period..........    3,329,173     4,141,653      672      1,058       291,433      368,910
                                                 ============  ============  =======   ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------------
                                                        JANUS ASPEN    LAZARD RETIREMENT      LEGG MASON
                                                          SERIES       SERIES, INC.      PARTNERS VARIABLE EQUITY
                                                        SUB-ACCOUNT    SUB-ACCOUNT         TRUST SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------------
                                                                                         CLEARBRIDGE VARIABLE
                                                                         EMERGING            ALL CAP VALUE
                                                      FORTY PORTFOLIO  MARKETS EQUITY      PORTFOLIO I (AI)
                                                     ----------------  ----------------  -----------------------
                                                       2014     2013    2014     2013    2014 (AJ)(AK)    2013
                                                     -------  -------   -----    ----    -------------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (137) $   (70) $   1     $  2       $   204      $   (1)
Net realized gains (losses).........................   3,321      107     56        8            14         108
Change in unrealized gains (losses).................  (2,466)   2,326   (104)     (30)         (145)        260
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from operations...     718    2,363    (47)     (20)           73         367
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --     --       --            --          --
Benefit payments....................................      --       --     --       --            --          --
Payments on termination.............................    (383)      --   (240)      --          (553)         --
Contract Maintenance Charge.........................      (6)      (6)    (1)      (1)           (2)         (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (50)     (43)    57      104        (1,083)        (16)
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from contract
 transactions.......................................    (439)     (49)  (184)     103        (1,638)        (18)
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS...................     279    2,314   (231)      83        (1,565)        349
NET ASSETS AT BEGINNING OF PERIOD...................  10,380    8,066    720      637         1,565       1,216
                                                     -------  -------   -----     ----      -------      ------
NET ASSETS AT END OF PERIOD......................... $10,659  $10,380  $ 489     $720       $    --      $1,565
                                                     =======  =======   =====     ====      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     466      468     14       12           132         134
       Units issued.................................       2        1      1        2             1          --
       Units redeemed...............................     (21)      (3)    (5)      --          (133)         (2)
                                                     -------  -------   -----     ----      -------      ------
    Units outstanding at end of period..............     447      466     10       14            --         132
                                                     =======  =======   =====     ====      =======      ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                             LEGG MASON
                                          PARTNERS VARIABLE
                                          EQUITY TRUST (AH)   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------   ------------------------  ------------------------
                                             CLEARBRIDGE
                                          VARIABLE LARGE CAP
                                          VALUE PORTFOLIO I       BOND-DEBENTURE          FUNDAMENTAL EQUITY
                                          ----------------   ------------------------  ------------------------
                                          2014 (AJ)   2013       2014         2013         2014         2013
                                          ---------  ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............  $   20    $    3  $   576,756  $   758,340  $   (70,026) $   (96,862)
Net realized gains (losses)..............     360        90      989,556    1,084,263    1,355,645    1,396,681
Change in unrealized gains (losses)......    (282)      334     (901,662)    (216,602)  (1,004,789)     702,666
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      98       427      664,650    1,626,001      280,830    2,002,485
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --        --       26,052       59,200        3,400        9,640
Benefit payments.........................      --        --     (480,059)    (742,214)    (243,850)    (177,016)
Payments on termination..................    (648)       --   (4,243,772)  (5,614,269)  (1,198,873)  (1,528,836)
Contract Maintenance Charge..............      (2)       (2)     (78,826)     (93,480)     (16,511)     (20,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,053        18     (342,552)     702,063     (120,841)    (488,730)
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     403        16   (5,119,157)  (5,688,700)  (1,576,675)  (2,205,814)
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     501       443   (4,454,507)  (4,062,699)  (1,295,845)    (203,329)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,850     1,407   23,794,231   27,856,930    6,589,958    6,793,287
                                           ------    ------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................  $2,351    $1,850  $19,339,724  $23,794,231  $ 5,294,113  $ 6,589,958
                                           ======    ======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     104       103    1,422,085    1,771,916      348,026      478,507
       Units issued......................      56         1      101,572      165,777        9,579        4,532
       Units redeemed....................     (39)       --     (397,284)    (515,608)     (92,029)    (135,013)
                                           ------    ------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     121       104    1,126,373    1,422,085      265,576      348,026
                                           ======    ======  ===========  ===========  ===========  ===========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                              GROWTH AND INCOME       GROWTH OPPORTUNITIES          MID-CAP STOCK
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,937) $  (179,887) $  (147,200) $  (159,779) $  (205,199) $  (235,898)
Net realized gains (losses)..............     947,772      546,153    1,915,574    1,842,251    1,097,643      697,592
Change in unrealized gains (losses)......      (1,768)   4,507,437   (1,393,847)   1,318,904      667,227    4,315,981
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     803,067    4,873,703      374,527    3,001,376    1,559,671    4,777,675
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          --        1,967        7,209       11,977       18,106       38,728
Benefit payments.........................    (447,933)    (628,894)    (151,263)    (314,764)    (255,836)    (448,288)
Payments on termination..................  (3,278,461)  (3,643,455)  (1,499,102)  (1,766,257)  (3,002,020)  (3,580,509)
Contract Maintenance Charge..............     (56,740)     (66,857)     (32,866)     (37,923)     (50,771)     (64,232)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (93,820)    (500,673)    (404,206)    (677,454)    (767,607)  (1,880,022)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,876,954)  (4,837,912)  (2,080,228)  (2,784,421)  (4,058,128)  (5,934,323)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,073,887)      35,791   (1,705,701)     216,955   (2,498,457)  (1,156,648)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,517,140   16,481,349   10,040,163    9,823,208   18,048,660   19,205,308
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $13,443,253  $16,517,140  $ 8,334,462  $10,040,163  $15,550,203  $18,048,660
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,100,846    1,466,898      489,238      644,880    1,111,782    1,516,479
       Units issued......................      33,099       89,396       11,428       14,959       29,697       36,036
       Units redeemed....................    (287,013)    (455,448)    (111,260)    (170,601)    (267,462)    (440,733)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     846,932    1,100,846      389,406      489,238      874,017    1,111,782
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ---------------------------------------------------------------
                                                        MFS VARIABLE        MFS VARIABLE          MFS VARIABLE
                                                       INSURANCE TRUST     INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------  ------------------  ----------------------
                                                         MFS GROWTH        MFS HIGH YIELD      MFS INVESTORS TRUST
                                                     ------------------  ------------------  ----------------------
                                                       2014      2013      2014    2013 (AQ)    2014        2013
                                                     --------  --------  --------  --------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $(10,051) $ (8,086) $ 12,992  $  6,422  $   (4,691) $   (2,671)
Net realized gains (losses).........................   74,613    19,898       635       (96)    139,205      33,704
Change in unrealized gains (losses).................   (8,392)  198,234   (14,305)    4,792     (32,403)    248,207
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   56,170   210,046      (678)   11,118     102,111     279,240
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --       788       200       1,125       2,495
Benefit payments....................................      836    (7,285)       --        --      (9,478)    (23,308)
Payments on termination.............................  (32,764)  (33,805)  (41,813)  (17,508)    (80,623)    (51,961)
Contract Maintenance Charge.........................     (559)     (575)     (178)      (78)       (737)       (783)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (19,204)   (5,862)  396,797   324,958     (15,663)     (7,810)
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (51,691)  (47,527)  355,594   307,572    (105,376)    (81,367)
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    4,479   162,519   354,916   318,690      (3,265)    197,873
NET ASSETS AT BEGINNING OF PERIOD...................  784,925   622,406   318,690        --   1,158,253     960,380
                                                     --------  --------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $789,404  $784,925  $673,606  $318,690  $1,154,988  $1,158,253
                                                     ========  ========  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   49,588    53,406    17,072        --      76,746      82,709
       Units issued.................................    1,615        69    20,905    18,467       1,301         876
       Units redeemed...............................   (5,526)   (3,887)   (2,449)   (1,395)     (7,868)     (6,839)
                                                     --------  --------  --------  --------  ----------  ----------
    Units outstanding at end of period..............   45,677    49,588    35,528    17,072      70,179      76,746
                                                     ========  ========  ========  ========  ==========  ==========

--------
(aq)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------------
                                                          MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST      INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------------  -------------------  -------------------
                                                        MFS NEW DISCOVERY        MFS RESEARCH      MFS RESEARCH BOND
                                                     ----------------------  -------------------  -------------------
                                                        2014        2013        2014      2013       2014      2013
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (19,962) $  (21,634) $  (4,343) $ (7,144) $  11,057  $ (1,061)
Net realized gains (losses).........................    381,131      94,917    106,580    13,452     22,913    13,781
Change in unrealized gains (losses).................   (506,158)    483,130    (47,415)  155,603       (172)  (33,717)
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from operations...   (144,989)    556,413     54,822   161,911     33,798   (20,997)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      2,687      19,405         --        --      2,172     2,157
Benefit payments....................................    (12,331)       (276)   (28,621)     (654)  (113,881)   (2,038)
Payments on termination.............................   (241,706)   (201,041)   (38,100)  (11,539)   (62,494)  (61,844)
Contract Maintenance Charge.........................     (1,163)     (1,422)      (247)     (260)      (689)     (793)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (34,697)   (151,231)   (55,386)  (19,913)   (20,068)   15,563
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   (287,210)   (334,565)  (122,354)  (32,366)  (194,960)  (46,955)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (432,199)    221,848    (67,532)  129,545   (161,162)  (67,952)
NET ASSETS AT BEGINNING OF PERIOD...................  1,797,755   1,575,907    677,080   547,535    860,957   928,909
                                                     ----------  ----------  ---------  --------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $1,365,556  $1,797,755  $ 609,548  $677,080  $ 699,795  $860,957
                                                     ==========  ==========  =========  ========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     62,415      76,003     48,110    50,564     45,514    47,973
       Units issued.................................      1,451       2,404      2,461        16        452     2,220
       Units redeemed...............................    (12,358)    (15,992)   (10,860)   (2,470)   (10,668)   (4,679)
                                                     ----------  ----------  ---------  --------  ---------  --------
    Units outstanding at end of period..............     51,508      62,415     39,711    48,110     35,298    45,514
                                                     ==========  ==========  =========  ========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------
                                              MFS VARIABLE     MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                             INSURANCE TRUST   TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------  ---------------------  ---------------------
                                                                   MFS GROWTH         MFS INVESTORS TRUST
                                              MFS UTILITIES      (SERVICE CLASS)        (SERVICE CLASS)
                                           ------------------  ---------------------  ---------------------
                                             2014      2013      2014        2013       2014        2013
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  1,821  $  2,382  $ (1,393)   $ (1,669)  $ (1,064)   $   (768)
Net realized gains (losses)...............   11,004    20,725    44,505       9,056     19,637       6,140
Change in unrealized gains (losses).......   11,451    19,435   (39,117)     26,398     (7,108)     28,710
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................   24,276    42,542     3,995      33,785     11,465      34,082
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --        --        --          --         --          --
Benefit payments..........................       --   (20,085)  (45,766)     (3,418)        --      (3,749)
Payments on termination...................   (1,702)  (39,034)  (27,028)    (12,300)   (18,740)     (8,960)
Contract Maintenance Charge...............      (48)      (60)      (15)        (52)      (113)       (120)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   16,344        (1)   27,285         603       (223)       (841)
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................   14,594   (59,180)  (45,524)    (15,167)   (19,076)    (13,670)
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   38,870   (16,638)  (41,529)     18,618     (7,611)     20,412
NET ASSETS AT BEGINNING OF
 PERIOD...................................  223,141   239,779   124,264     105,646    140,059     119,647
                                           --------  --------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $262,011  $223,141  $ 82,735    $124,264   $132,448    $140,059
                                           ========  ========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    7,838    10,005     8,579       9,802      9,393      10,419
       Units issued.......................      500        --     1,459          85          6          --
       Units redeemed.....................      (59)   (2,167)   (5,380)     (1,308)    (1,265)     (1,026)
                                           --------  --------   --------   --------    --------   --------
    Units outstanding at end of period....    8,279     7,838     4,658       8,579      8,134       9,393
                                           ========  ========   ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2014        2013       2014        2013        2014        2013
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (2,092)   $ (2,371)  $   (415)   $   (750)  $    4,389  $    7,267
Net realized gains (losses).....................   37,758       9,230     18,209       6,266      137,124      60,127
Change in unrealized gains (losses).............  (49,312)     43,155    (14,625)     11,295         (740)    169,140
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................  (13,646)     50,014      3,169      16,811      140,773     236,534
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................       --      (1,965)        --          --      (40,626)         --
Payments on termination.........................  (43,094)    (20,774)    (6,809)     (9,880)    (198,926)   (111,702)
Contract Maintenance Charge.....................      (62)        (86)       (23)        (23)         (63)       (117)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    2,733       4,444    (21,371)     (2,790)      (5,362)     (2,463)
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (40,403)    (18,361)   (28,203)    (12,693)    (244,977)   (114,282)
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (54,049)     31,653    (25,034)      4,118     (104,204)    122,252
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  164,823     133,170     66,982      62,864    1,477,088   1,354,836
                                                  --------   --------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $110,774    $164,823   $ 41,948    $ 66,982   $1,372,884  $1,477,088
                                                  ========   ========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    8,484       9,543      4,436       5,432       55,763      60,073
       Units issued.............................      185         908         --         203           --          --
       Units redeemed...........................   (2,434)     (1,967)    (1,859)     (1,199)      (8,817)     (4,310)
                                                  --------   --------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    6,235       8,484      2,577       4,436       46,946      55,763
                                                  ========   ========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE           INCOME PLUS
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013     2014 (AL) (AM)     2013         2014         2013
                                          -----------  -----------  -------------- -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   374,884  $   574,423   $  1,087,640  $   664,190  $ 1,831,467  $  2,570,539
Net realized gains (losses)..............     713,803      196,378     (6,423,389)   2,459,002    1,181,063     1,205,305
Change in unrealized gains (losses)......  (4,839,940)   7,900,861      8,402,365    5,021,074    1,068,734    (4,111,447)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  (3,751,253)   8,671,662      3,066,616    8,144,266    4,081,264      (335,603)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      93,171       58,152            220       75,748      217,310        34,993
Benefit payments.........................  (1,338,256)  (1,671,943)      (820,379)  (1,936,134)  (3,853,941)   (3,731,317)
Payments on termination..................  (3,054,271)  (3,264,128)    (1,410,826)  (4,265,061)  (5,667,991)   (6,318,395)
Contract Maintenance Charge..............     (16,431)     (19,247)        (7,542)     (23,401)     (24,303)      (28,726)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (892,968)    (727,232)   (54,648,126)  (1,736,825)    (532,935)   (1,353,488)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,208,755)  (5,624,398)   (56,886,653)  (7,885,673)  (9,861,860)  (11,396,933)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (8,960,008)   3,047,264    (53,820,037)     258,593   (5,780,596)  (11,732,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  39,980,359   36,933,095     53,820,037   53,561,444   67,858,039    79,590,575
                                          -----------  -----------   ------------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $31,020,351  $39,980,359   $         --  $53,820,037  $62,077,443  $ 67,858,039
                                          ===========  ===========   ============  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081,818    1,269,824      1,423,367    1,661,125    2,109,973     2,474,817
       Units issued......................      29,002       36,538          7,908       44,978       85,244        74,339
       Units redeemed....................    (197,661)    (224,544)    (1,431,275)    (282,736)    (393,147)     (439,183)
                                          -----------  -----------   ------------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................     913,159    1,081,818             --    1,423,367    1,802,070     2,109,973
                                          ===========  ===========   ============  ===========  ===========  ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                              LIMITED DURATION            MONEY MARKET             MULTI CAP GROWTH
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    25,197  $    98,959  $  (410,064) $  (506,395) $ (2,775,983) $ (1,734,925)
Net realized gains (losses)..............    (291,474)    (265,394)          --           --    38,955,832    13,177,234
Change in unrealized gains (losses)......     243,443       69,799           --           --   (28,084,263)   61,531,007
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (22,834)     (96,636)    (410,064)    (506,395)    8,095,586    72,973,316
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      25,000           --      394,484       30,212       136,163       194,908
Benefit payments.........................    (548,210)    (397,297)  (2,295,083)  (3,260,649)   (6,110,690)   (7,405,917)
Payments on termination..................    (692,121)    (724,082)  (5,672,982)  (8,423,522)  (20,492,039)  (17,179,516)
Contract Maintenance Charge..............      (4,023)      (4,771)     (20,304)     (24,555)      (80,351)      (84,051)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (79,869)      41,668    2,986,205    4,445,192    (2,869,988)    6,826,326
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,299,223)  (1,084,482)  (4,607,680)  (7,233,322)  (29,416,905)  (17,648,250)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,322,057)  (1,181,118)  (5,017,744)  (7,739,717)  (21,321,319)   55,325,066
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,557,683    9,738,801   31,387,105   39,126,822   211,233,938   155,908,872
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,235,626  $ 8,557,683  $26,369,361  $31,387,105  $189,912,619  $211,233,938
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     800,555      901,314    2,266,064    2,779,224     3,100,124     3,470,658
       Units issued......................      28,640       41,002      925,546      873,439        96,857       309,543
       Units redeemed....................    (149,250)    (141,761)  (1,248,866)  (1,386,599)     (535,955)     (680,077)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     679,945      800,555    1,942,744    2,266,064     2,661,026     3,100,124
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE            INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  --------------------------
                                              2014         2013     2014 (AM) (AN)     2013         2014          2013
                                          -----------  -----------  -------------- -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    41,381  $   108,656   $    230,041  $    93,461  $  1,649,416  $  2,596,604
Net realized gains (losses)..............     293,096      136,681     (1,274,522)     683,985     1,844,306     1,641,059
Change in unrealized gains (losses)......  (1,408,453)   2,272,586      1,841,571    1,258,973       752,122    (5,079,322)
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,073,976)   2,517,923        797,090    2,036,419     4,245,844      (841,659)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      44,097        9,430            270        3,825        59,734        28,033
Benefit payments.........................    (119,902)    (218,464)      (101,351)    (450,956)   (3,843,788)   (3,650,997)
Payments on termination..................  (1,634,267)  (1,907,518)      (456,613)  (1,512,095)  (10,330,525)  (10,772,898)
Contract Maintenance Charge..............     (12,610)     (16,925)        (2,834)     (11,636)     (137,576)     (180,806)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (381,629)    (328,061)   (14,502,306)     (19,770)   (2,676,108)      712,069
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,104,311)  (2,461,538)   (15,062,834)  (1,990,632)  (16,928,263)  (13,864,599)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,178,287)      56,385    (14,265,744)      45,787   (12,682,419)  (14,706,258)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,405,005   11,348,620     14,265,744   14,219,957    80,728,541    95,434,799
                                          -----------  -----------   ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,226,718  $11,405,005   $         --  $14,265,744  $ 68,046,122  $ 80,728,541
                                          ===========  ===========   ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     851,692    1,041,095        908,598    1,038,353     4,889,601     5,729,091
       Units issued......................      21,027       19,145          1,077       37,743       135,209       344,315
       Units redeemed....................    (182,862)    (208,548)      (909,675)    (167,498)   (1,121,053)   (1,183,805)
                                          -----------  -----------   ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     689,857      851,692             --      908,598     3,903,757     4,889,601
                                          ===========  ===========   ============  ===========  ============  ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                              LIMITED DURATION             MONEY MARKET              MULTI CAP GROWTH
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013         2014          2013          2014          2013
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (71,945) $   195,111  $   (586,937) $   (716,837) $ (1,027,846) $  (839,517)
Net realized gains (losses)..............  (1,252,477)  (1,374,014)           --            --    15,727,020    6,488,929
Change in unrealized gains (losses)......   1,071,989      608,507            --            --   (13,016,180)  17,749,439
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (252,433)    (570,396)     (586,937)     (716,837)    1,682,994   23,398,851
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      36,797       54,726        11,762         8,257        23,264       27,983
Benefit payments.........................    (777,581)  (1,538,179)   (2,331,992)   (2,229,387)   (5,181,362)  (1,327,365)
Payments on termination..................  (3,961,789)  (3,230,182)  (11,263,405)  (16,751,712)   (9,987,810)  (8,637,316)
Contract Maintenance Charge..............     (48,337)     (62,133)      (92,534)     (131,418)      (79,093)     (96,569)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     623,852     (156,800)    6,910,756    10,595,202    (1,758,728)  11,739,741
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,127,058)  (4,932,568)   (6,765,413)   (8,509,058)  (16,983,729)   1,706,474
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,379,491)  (5,502,964)   (7,352,350)   (9,225,895)  (15,300,735)  25,105,325
NET ASSETS AT BEGINNING OF
 PERIOD..................................  31,939,569   37,442,533    37,519,430    46,745,325    68,913,771   43,808,446
                                          -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,560,078  $31,939,569  $ 30,167,080  $ 37,519,430  $ 53,613,036  $68,913,771
                                          ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,415,150    3,926,202     3,848,661     4,715,597     3,643,351    3,313,317
       Units issued......................     238,831      236,165     1,396,783     1,952,327        83,072    1,159,387
       Units redeemed....................    (680,436)    (747,217)   (2,093,287)   (2,819,263)     (942,341)    (829,353)
                                          -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period..............................   2,973,545    3,415,150     3,152,157     3,848,661     2,784,082    3,643,351
                                          ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                 NEUBERGER BERMAN     NEUBERGER BERMAN         OPPENHEIMER
                                                 ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                 TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------  -----------------   ----------------------
                                                        AMT                 AMT
                                                     LARGE CAP            MID-CAP              OPPENHEIMER
                                                       VALUE               GROWTH         CAPITAL APPRECIATION
                                                 ------------------  -----------------   ----------------------
                                                   2014      2013      2014       2013      2014        2013
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (218)  $   (89)  $   (206)  $  (338) $  (30,605) $  (13,365)
Net realized gains (losses).....................     356       (82)     7,183        74     315,689     186,451
Change in unrealized gains (losses).............   1,716     5,628     (7,376)    5,706     144,556     643,670
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   1,854     5,457       (399)    5,442     429,640     816,756
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --        --         --        --      38,197      34,743
Benefit payments................................      --        --         --        --    (161,224)    (45,758)
Payments on termination.........................    (323)     (325)   (22,916)       --    (276,215)   (563,096)
Contract Maintenance Charge.....................     (16)      (16)        --        --      (2,703)     (2,990)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,215)       --         (1)       (1)   (139,246)    (17,673)
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (4,554)     (341)   (22,917)       (1)   (541,191)   (594,774)
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (2,700)    5,116    (23,316)    5,441    (111,551)    221,982
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  24,052    18,936     23,316    17,875   3,433,425   3,211,443
                                                 -------   -------   --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $21,352   $24,052   $     --   $23,316  $3,321,874  $3,433,425
                                                 =======   =======   ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,371     1,393      1,743     1,743     243,032     292,367
       Units issued.............................      --        --         --        --       4,934       3,966
       Units redeemed...........................    (245)      (22)    (1,743)       --     (41,388)    (53,301)
                                                 -------   -------   --------   -------  ----------  ----------
    Units outstanding at end of period..........   1,126     1,371         --     1,743     206,578     243,032
                                                 =======   =======   ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------
                                                OPPENHEIMER            OPPENHEIMER           OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          ----------------------  ---------------------  ---------------------
                                                                                             OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER            DISCOVERY
                                              CAPITAL INCOME            CORE BOND          MID CAP GROWTH
                                          ----------------------  ---------------------  ---------------------
                                             2014        2013        2014       2013       2014        2013
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    9,077  $   13,464  $  35,479  $   38,967  $ (9,034)   $ (8,413)
Net realized gains (losses)..............      9,200      (3,515)   (64,113)    (33,804)   11,273      37,639
Change in unrealized gains (losses)......     78,150     165,916     80,546     (19,913)   23,093     139,183
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................     96,427     175,865     51,912     (14,750)   25,332     168,409
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --      4,472       5,625        --          --
Benefit payments.........................    (31,627)    (96,197)   (42,079)     (1,398)       --      (7,529)
Payments on termination..................    (77,139)   (139,723)   (83,845)   (123,739)  (18,256)    (88,348)
Contract Maintenance Charge..............       (767)       (849)      (697)       (859)     (232)       (248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (6,450)   (129,335)  (179,402)     (6,803)      332        (596)
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................   (115,983)   (366,104)  (301,551)   (127,174)  (18,156)    (96,721)
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (19,556)   (190,239)  (249,639)   (141,924)    7,176      71,688
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,498,872   1,689,111    937,223   1,079,147   619,590     547,902
                                          ----------  ----------  ---------  ----------   --------   --------
NET ASSETS AT END OF
 PERIOD.................................. $1,479,316  $1,498,872  $ 687,584  $  937,223  $626,766    $619,590
                                          ==========  ==========  =========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,390     142,393     79,791      90,651    63,642      72,846
       Units issued......................        444         862      1,102       2,140       125          30
       Units redeemed....................     (8,902)    (30,865)   (25,536)    (13,000)   (1,770)     (9,234)
                                          ----------  ----------  ---------  ----------   --------   --------
    Units outstanding at end of
     period..............................    103,932     112,390     55,357      79,791    61,997      63,642
                                          ==========  ==========  =========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                        OPPENHEIMER
                                                OPPENHEIMER               GLOBAL                OPPENHEIMER
                                                  GLOBAL             STRATEGIC INCOME           MAIN STREET
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,103) $      788  $   54,143  $   79,705  $  (10,042) $   (5,368)
Net realized gains (losses)..............    316,032     204,664      26,958      38,163     124,083      83,764
Change in unrealized gains (losses)......   (277,360)    474,408     (51,901)   (152,941)     24,286     335,125
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     33,569     679,860      29,200     (35,073)    138,327     413,521
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     24,277      25,775       4,391       2,032          --          --
Benefit payments.........................    (30,894)    (28,568)   (100,349)    (83,750)    (25,281)    (98,668)
Payments on termination..................   (269,136)   (614,352)   (233,105)   (242,097)    (95,073)   (131,185)
Contract Maintenance Charge..............     (2,111)     (2,506)       (843)       (981)       (920)     (1,005)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (271,951)     75,290      12,513       1,369     (38,452)    (28,949)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (549,815)   (544,361)   (317,393)   (323,427)   (159,726)   (259,807)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (516,246)    135,499    (288,193)   (358,500)    (21,399)    153,714
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,043,865   2,908,366   2,134,736   2,493,236   1,646,840   1,493,126
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,527,619  $3,043,865  $1,846,543  $2,134,736  $1,625,441  $1,646,840
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    117,471     142,192     148,514     167,052     112,707     132,826
       Units issued......................      2,612       8,243       3,535       4,337       4,168         727
       Units redeemed....................    (23,027)    (32,964)    (22,101)    (22,875)    (14,885)    (20,846)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...     97,056     117,471     129,948     148,514     101,990     112,707
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                                                       OPPENHEIMER               OPPENHEIMER
                                              OPPENHEIMER        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                              OPPENHEIMER              OPPENHEIMER               OPPENHEIMER
                                              MAIN STREET                CAPITAL                   CAPITAL
                                               SMALL CAP            APPRECIATION (SS)            INCOME (SS)
                                        ----------------------  ------------------------  ------------------------
                                           2014        2013         2014         2013         2014         2013
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (5,472) $   (5,251) $  (375,964) $  (249,013) $    22,677  $    61,441
Net realized gains (losses)............    330,678     105,945    3,796,894    2,241,687      (48,240)    (307,901)
Change in unrealized gains
 (losses)..............................   (193,403)    333,264     (185,145)   4,994,090      658,872    1,535,951
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    131,803     433,958    3,235,785    6,986,764      633,309    1,289,491
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      6,384       2,800       16,589      112,385        9,590        3,865
Benefit payments.......................       (725)       (942)    (950,156)    (721,306)    (692,493)    (559,852)
Payments on termination................   (189,374)   (190,145)  (4,792,478)  (5,137,867)  (1,304,485)  (2,211,230)
Contract Maintenance Charge............     (1,764)     (1,870)     (90,385)    (108,476)     (37,723)     (45,023)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (154,908)    126,274   (1,633,253)  (1,602,177)    (491,637)    (123,599)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (340,387)    (63,883)  (7,449,683)  (7,457,441)  (2,516,748)  (2,935,839)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (208,584)    370,075   (4,213,898)    (470,677)  (1,883,439)  (1,646,348)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,492,957   1,122,882   28,727,078   29,197,755   11,122,317   12,768,665
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,284,373  $1,492,957  $24,513,180  $28,727,078  $ 9,238,878  $11,122,317
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     45,007      46,897    1,612,531    2,084,831      778,147      989,939
       Units issued....................        376       5,111       34,038       42,142       18,665       37,976
       Units redeemed..................    (10,480)     (7,001)    (431,948)    (514,442)    (186,814)    (249,768)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     34,903      45,007    1,214,621    1,612,531      609,998      778,147
                                        ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                                                        OPPENHEIMER
                                              OPPENHEIMER            DISCOVERY MID CAP            OPPENHEIMER
                                            CORE BOND (SS)              GROWTH (SS)               GLOBAL (SS)
                                       ------------------------  ------------------------  ------------------------
                                           2014         2013         2014         2013         2014         2013
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   821,839  $   937,144  $  (125,890) $  (134,546) $   (95,230) $   (65,784)
Net realized gains (losses)...........    (593,676)    (953,593)     771,548      718,328    1,598,865      973,139
Change in unrealized gains
 (losses).............................   1,018,124     (534,424)    (375,488)   1,783,403   (1,419,809)   2,311,278
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,246,287     (550,873)     270,170    2,367,185       83,826    3,218,633
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      32,463       75,490        3,789        6,833       33,957       40,004
Benefit payments......................    (536,585)  (1,105,459)     (78,590)    (212,069)  (1,249,535)    (630,329)
Payments on termination...............  (3,726,197)  (4,548,114)  (1,077,412)  (1,380,405)  (1,841,563)  (2,533,505)
Contract Maintenance Charge...........     (90,673)    (106,411)     (31,248)     (36,721)     (37,451)     (42,965)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (497,501)   1,889,584     (294,835)    (517,851)     (77,357)    (833,494)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (4,818,493)  (3,794,910)  (1,478,296)  (2,140,213)  (3,171,949)  (4,000,289)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (3,572,206)  (4,345,783)  (1,208,126)     226,972   (3,088,123)    (781,656)
NET ASSETS AT BEGINNING
 OF PERIOD............................  25,480,703   29,826,486    8,408,340    8,181,368   14,015,953   14,797,609
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $21,908,497  $25,480,703  $ 7,200,214  $ 8,408,340  $10,927,830  $14,015,953
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,963,462    3,398,034      403,809      524,103      505,405      666,356
       Units issued...................     118,305      511,317       18,766       10,700       20,914       16,418
       Units redeemed.................    (661,274)    (945,889)     (89,194)    (130,994)    (135,021)    (177,369)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   2,420,493    2,963,462      333,381      403,809      391,298      505,405
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                         OPPENHEIMER                 OPPENHEIMER                OPPENHEIMER
                                   VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                   (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                         SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  --------------------------  ------------------------
                                         OPPENHEIMER                                            OPPENHEIMER
                                      GLOBAL STRATEGIC               OPPENHEIMER                MAIN STREET
                                         INCOME (SS)              MAIN STREET (SS)            SMALL CAP (SS)
                                 --------------------------  --------------------------  ------------------------
                                     2014          2013          2014          2013          2014         2013
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  1,349,166  $  2,107,469  $   (448,837) $   (360,085) $  (185,704) $  (193,449)
Net realized gains (losses).....      567,037     1,182,366     5,209,792     4,167,543    4,814,774    3,031,762
Change in unrealized gains
 (losses).......................   (1,255,166)   (4,595,134)   (1,211,150)    8,531,465   (2,859,953)   4,080,369
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from operations.........      661,037    (1,305,299)    3,549,805    12,338,923    1,769,117    6,918,682
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       35,589       187,070        67,638        91,774       20,046       23,165
Benefit payments................   (1,514,521)   (1,817,537)     (985,105)   (1,222,070)    (261,765)    (559,770)
Payments on termination.........   (9,744,581)  (13,401,201)   (7,524,246)   (8,650,588)  (3,528,338)  (4,011,570)
Contract Maintenance
 Charge.........................     (208,288)     (261,173)     (145,705)     (178,243)     (69,604)     (85,075)
Transfers among the sub-
 accounts and with the Fixed
 Account--net...................     (215,047)    2,847,489    (1,906,118)   (4,244,619)  (1,005,438)  (1,877,886)
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (11,646,848)  (12,445,352)  (10,493,536)  (14,203,746)  (4,845,099)  (6,511,136)
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (10,985,811)  (13,750,651)   (6,943,731)   (1,864,823)  (3,075,982)     407,546
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   63,803,061    77,553,712    46,945,083    48,809,906   21,001,662   20,594,116
                                 ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 52,817,250  $ 63,803,061  $ 40,001,352  $ 46,945,083  $17,925,680  $21,001,662
                                 ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    3,575,219     4,256,612     2,272,930     3,053,875      673,675      913,051
       Units issued.............      186,142       384,128        42,121        66,708       25,994       37,880
       Units redeemed...........     (828,038)   (1,065,521)     (531,423)     (847,653)    (176,852)    (277,256)
                                 ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end
     of period..................    2,933,323     3,575,219     1,783,628     2,272,930      522,817      673,675
                                 ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------
                                                     PIMCO VARIABLE      PIMCO VARIABLE   PIMCO VARIABLE
                                                     INSURANCE TRUST     INSURANCE TRUST  INSURANCE TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     -----------------  ----------------  --------------
                                                      FOREIGN BOND                           PIMCO VIT
                                                     (US DOLLAR-HEDGED)   MONEY MARKET     TOTAL RETURN
                                                     -----------------  ----------------  --------------
                                                      2014      2013      2014     2013    2014    2013
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    4    $    6   $  (288) $  (288) $   10  $    9
Net realized gains (losses).........................      9       108        --       --       3      15
Change in unrealized gains (losses).................    121      (129)       --       --      29     (71)
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from operations...    134       (15)     (288)    (288)     42     (47)
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --        --        --       --      --      --
Benefit payments....................................     --        --        --       --      --      --
Payments on termination.............................   (544)       --      (614)    (627)     --      --
Contract Maintenance Charge.........................     (3)       (4)      (41)     (41)     (6)     (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      3       307        48      157      23     255
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   (544)      303      (607)    (511)     17     250
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................   (410)      288      (895)    (799)     59     203
NET ASSETS AT BEGINNING OF PERIOD...................  1,865     1,577    19,772   20,571   1,565   1,362
                                                      ------   ------   -------  -------  ------  ------
NET ASSETS AT END OF PERIOD......................... $1,455    $1,865   $18,877  $19,772  $1,624  $1,565
                                                      ======   ======   =======  =======  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    117        98     1,985    2,035      94      79
       Units issued.................................     --        19         5       16       1      15
       Units redeemed...............................    (34)       --       (66)     (66)     --      --
                                                      ------   ------   -------  -------  ------  ------
    Units outstanding at end of period..............     83       117     1,924    1,985      95      94
                                                      ======   ======   =======  =======  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               PIMCO VARIABLE           PIMCO VARIABLE           PIMCO VARIABLE
                                               INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------  ------------------------
                                             PIMCO VIT COMMODITY      PIMCO VIT EMERGING            PIMCO VIT
                                            REAL RETURN STRATEGY         MARKETS BOND              REAL RETURN
                                              (ADVISOR SHARES)         (ADVISOR SHARES)         (ADVISOR SHARES)
                                          ------------------------  ----------------------  ------------------------
                                              2014         2013        2014        2013         2014         2013
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,249) $     2,418  $   43,125  $   58,345  $   (10,927) $   (25,324)
Net realized gains (losses)..............    (419,263)    (465,442)     22,912      23,427        1,287      108,684
Change in unrealized gains (losses)......      79,577     (181,668)    (42,876)   (258,884)     119,441     (845,489)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (371,935)    (644,692)     23,161    (177,112)     109,801     (762,129)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,400        2,400          --          --           --           --
Benefit payments.........................    (237,921)     (69,185)    (26,078)    (27,386)    (431,131)     (84,560)
Payments on termination..................    (263,052)    (438,842)   (371,327)   (336,339)  (1,400,013)  (1,368,272)
Contract Maintenance Charge..............      (8,072)     (17,061)     (4,619)     (8,002)     (13,364)     (28,702)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (318,854)    (314,679)   (102,137)    (21,541)    (321,552)    (840,590)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (825,499)    (837,367)   (504,161)   (393,268)  (2,166,060)  (2,322,124)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,197,434)  (1,482,059)   (481,000)   (570,380)  (2,056,259)  (3,084,253)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   2,803,593    4,285,652   1,449,959   2,020,339    4,874,562    7,958,815
                                          -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 1,606,159  $ 2,803,593  $  968,959  $1,449,959  $ 2,818,303  $ 4,874,562
                                          ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     328,483      421,439      99,539     126,633      376,027      546,449
       Units issued......................      10,635       32,317       1,665      17,142        8,052       28,206
       Units redeemed....................    (103,025)    (125,273)    (34,163)    (44,236)    (169,463)    (198,628)
                                          -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     236,093      328,483      67,041      99,539      214,616      376,027
                                          ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          PIMCO VARIABLE
                                                          INSURANCE TRUST        PROFUNDS VP      PROFUNDS VP
                                                            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ---------------  ---------------
                                                             PIMCO VIT
                                                           TOTAL RETURN            PROFUND          PROFUND
                                                         (ADVISOR SHARES)       VP FINANCIALS    VP HEALTH CARE
                                                     ------------------------  ---------------  ---------------
                                                         2014         2013       2014    2013     2014    2013
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    54,079  $    93,743  $   (34) $  (43) $   (38) $  (48)
Net realized gains (losses).........................     196,267      411,113      858      55    1,389      62
Change in unrealized gains (losses).................     164,452   (1,302,005)    (656)    996     (906)  1,244
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from operations...     414,798     (797,149)     168   1,008      445   1,258
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       5,700        6,260       --      --       --      --
Benefit payments....................................  (1,179,179)    (338,527)      --      --       --      --
Payments on termination.............................  (3,301,083)  (4,435,258)  (2,700)     --   (2,435)     --
Contract Maintenance Charge.........................     (59,722)     (81,120)      --      (2)      --      (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,143,096)     683,963        1    (310)    (635)   (168)
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (5,677,380)  (4,164,682)  (2,699)   (312)  (3,070)   (170)
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (5,262,582)  (4,961,831)  (2,531)    696   (2,625)  1,088
NET ASSETS AT BEGINNING OF PERIOD...................  18,497,049   23,458,880    4,301   3,605    4,562   3,474
                                                     -----------  -----------  -------  ------  -------  ------
NET ASSETS AT END OF PERIOD......................... $13,234,467  $18,497,049  $ 1,770  $4,301  $ 1,937  $4,562
                                                     ===========  ===========  =======  ======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,297,205    1,582,517      485     529      265     278
       Units issued.................................      56,057      154,926       --      --       --      --
       Units redeemed...............................    (446,390)    (440,238)    (306)    (44)    (173)    (13)
                                                     -----------  -----------  -------  ------  -------  ------
    Units outstanding at end of period..............     906,872    1,297,205      179     485       92     265
                                                     ===========  ===========  =======  ======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     --------------------------------------------------
                                                     PROFUNDS VP    PROFUNDS VP         PROFUNDS VP
                                                     SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------ -----------------  -----------------
                                                       PROFUND        PROFUND
                                                     VP LARGE-CAP        VP               PROFUND
                                                        VALUE     TELECOMMUNICATIONS    VP UTILITIES
                                                     ------------ -----------------  -----------------
                                                         2014       2014     2013      2014      2013
                                                     ------------ -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................   $   (717)  $    20   $   43   $    (40) $   193
Net realized gains (losses).........................          7       431      183      3,592       76
Change in unrealized gains (losses).................      4,194      (399)     128        (17)   1,849
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from operations...      3,484        52      354      3,535    2,118
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --        --       --         --       --
Benefit payments....................................         --        --       --         --       --
Payments on termination.............................         --    (2,527)      --    (10,715)      --
Contract Maintenance Charge.........................         --        (2)      (2)        (8)      (8)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    312,187       396     (180)        (1)      --
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    312,187    (2,133)    (182)   (10,724)      (8)
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    315,671    (2,081)     172     (7,189)   2,110
NET ASSETS AT BEGINNING OF PERIOD...................         --     3,661    3,489     20,311   18,201
                                                       --------   -------   ------   --------  -------
NET ASSETS AT END OF PERIOD.........................   $315,671   $ 1,580   $3,661   $ 13,122  $20,311
                                                       ========   =======   ======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --       328      345      1,936    1,937
       Units issued.................................     25,934        36       --         --       --
       Units redeemed...............................         --      (221)     (17)      (928)      (1)
                                                       --------   -------   ------   --------  -------
    Units outstanding at end of period..............     25,934       143      328      1,008    1,936
                                                       ========   =======   ======   ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  -----------------------  ------------------------
                                                  VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                               GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                           ------------------------  -----------------------  ------------------------
                                               2014         2013         2014        2013         2014         2013
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   513,193  $      (857) $   (55,943) $  (40,400) $ 1,765,172  $   556,422
Net realized gains (losses)...............    (477,508)    (958,556)   1,203,355     311,063     (332,310)    (460,758)
Change in unrealized gains (losses).......     529,942      464,570     (899,244)  1,035,483   (1,646,886)   1,704,506
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     565,627     (494,843)     248,168   1,306,146     (214,024)   1,800,170
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      11,160       14,238        7,414       3,947       33,181       12,197
Benefit payments..........................    (524,621)    (983,451)    (307,135)    (33,712)    (996,403)  (1,290,752)
Payments on termination...................  (1,848,623)  (4,580,065)    (586,836)   (518,716)  (2,362,133)  (2,952,601)
Contract Maintenance Charge...............     (39,223)     (46,413)     (12,676)    (12,945)     (45,619)     (55,008)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (491,128)    (295,635)    (461,934)     66,773     (115,881)    (721,226)
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,892,435)  (5,891,326)  (1,361,167)   (494,653)  (3,486,855)  (5,007,390)
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,326,808)  (6,386,169)  (1,112,999)    811,493   (3,700,879)  (3,207,220)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  20,483,747   26,869,916    5,254,818   4,443,325   27,838,641   31,045,861
                                           -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $18,156,939  $20,483,747  $ 4,141,819  $5,254,818  $24,137,762  $27,838,641
                                           ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,241,361    1,585,965      196,315     219,370    1,484,369    1,757,585
       Units issued.......................      46,756       82,331        7,426      32,152       62,470       86,683
       Units redeemed.....................    (220,379)    (426,935)     (57,093)    (55,207)    (246,701)    (359,899)
                                           -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,067,738    1,241,361      146,648     196,315    1,300,138    1,484,369
                                           ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    258,311  $    446,194  $     75,101  $    189,229  $   225,314  $    97,320
Net realized gains (losses)..............    9,673,480     8,315,285       (15,225)   (1,499,416)   1,920,254      899,473
Change in unrealized gains (losses)......   (1,997,695)   12,574,193     4,790,470    10,449,701     (333,150)   3,024,230
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    7,934,096    21,335,672     4,850,346     9,139,514    1,812,418    4,021,023
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      111,782       122,328        65,279       178,807       32,379      425,013
Benefit payments.........................   (4,034,865)   (1,788,716)   (2,450,059)   (1,875,383)    (579,262)    (526,867)
Payments on termination..................  (10,261,491)  (10,756,984)   (7,252,410)   (7,938,341)  (2,618,039)  (3,828,128)
Contract Maintenance Charge..............     (211,293)     (235,778)     (134,435)     (157,101)     (63,007)     (70,176)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,636,483)   (3,658,799)     (806,521)     (573,700)    (326,094)     689,278
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,032,350)  (16,317,949)  (10,578,146)  (10,365,718)  (3,554,023)  (3,310,880)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,098,254)    5,017,723    (5,727,800)   (1,226,204)  (1,741,605)     710,143
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,755,988    76,738,265    58,941,080    60,167,284   25,064,186   24,354,043
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,657,734  $ 81,755,988  $ 53,213,280  $ 58,941,080  $23,322,581  $25,064,186
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,717,325     4,564,695     4,308,538     5,103,989    1,469,701    1,667,086
       Units issued......................      134,388       201,452       148,455       196,493       43,616      147,001
       Units redeemed....................     (921,025)   (1,048,822)     (893,312)     (991,944)    (238,965)    (344,386)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    2,930,688     3,717,325     3,563,681     4,308,538    1,274,352    1,469,701
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (174,390) $    26,731  $  (350,047) $   (83,495) $   164,184  $   131,277
Net realized gains (losses)..............     249,113     (248,179)   4,734,088    1,853,457      726,751       41,869
Change in unrealized gains (losses)......     (30,585)   4,878,650    2,473,621    7,212,845      525,174    1,248,147
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      44,138    4,657,202    6,857,662    8,982,807    1,416,109    1,421,293
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,410        7,842       51,656       44,381       23,442        7,403
Benefit payments.........................    (533,450)    (332,981)    (705,993)    (279,150)    (470,256)    (382,605)
Payments on termination..................  (1,777,691)  (1,965,172)  (3,144,707)  (2,311,128)  (1,460,786)  (1,143,100)
Contract Maintenance Charge..............     (45,201)     (50,157)     (86,654)     (86,425)     (27,837)     (31,268)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (306,434)    (250,485)  (1,486,805)  (1,322,642)    (271,148)    (468,375)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,646,366)  (2,590,953)  (5,372,503)  (3,954,964)  (2,206,585)  (2,017,945)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,602,228)   2,066,249    1,485,159    5,027,843     (790,476)    (596,652)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,695,520   16,629,271   29,447,049   24,419,206   11,549,547   12,146,199
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,093,292  $18,695,520  $30,932,208  $29,447,049  $10,759,071  $11,549,547
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,631,772    1,893,013    1,449,392    1,678,081      882,580    1,039,879
       Units issued......................      19,223       60,373       30,791       29,098       30,569       30,083
       Units redeemed....................    (242,893)    (321,614)    (271,271)    (257,787)    (179,836)    (187,382)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,408,102    1,631,772    1,208,912    1,449,392      733,313      882,580
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (94,631) $    402,187  $  (127,781) $   (93,274) $ 1,765,576  $ 2,371,764
Net realized gains (losses)..............    4,663,869      (108,474)   1,179,415      409,024      189,477      162,466
Change in unrealized gains (losses)......    8,759,823    43,169,403      150,958    2,646,141   (1,811,838)      26,536
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,329,061    43,463,116    1,202,592    2,961,891      143,215    2,560,766
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      124,564       128,173       22,935       19,869       32,424       74,909
Benefit payments.........................   (6,174,569)   (4,124,888)    (592,237)    (199,652)  (1,024,362)    (873,944)
Payments on termination..................  (15,325,487)  (15,342,505)  (1,132,739)  (1,227,779)  (5,254,689)  (5,368,785)
Contract Maintenance Charge..............     (322,490)     (347,130)     (27,267)     (28,674)     (99,815)    (120,293)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,212,383)   (5,392,999)     (42,841)    (326,990)    (237,457)    (968,024)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (25,910,365)  (25,079,349)  (1,772,149)  (1,763,226)  (6,583,899)  (7,256,137)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,581,304)   18,383,767     (569,557)   1,198,665   (6,440,684)  (4,695,371)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,750,955   139,367,188   10,806,369    9,607,704   39,729,295   44,424,666
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $145,169,651  $157,750,955  $10,236,812  $10,806,369  $33,288,611  $39,729,295
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,395,411    12,240,404    1,549,424    1,846,961    1,803,630    2,136,172
       Units issued......................      183,873       267,423      109,788       90,696      107,367      132,349
       Units redeemed....................   (1,817,946)   (2,112,416)    (353,243)    (388,233)    (399,169)    (464,891)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    8,761,338    10,395,411    1,305,969    1,549,424    1,511,828    1,803,630
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                                                  VT                         VT
                                                                             INTERNATIONAL              INTERNATIONAL
                                                   VT INCOME                    EQUITY                     GROWTH
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,711,236  $  2,150,100  $   (496,794) $    (57,694) $  (181,306) $   (45,241)
Net realized gains (losses)..............       35,527       (28,471)     (343,626)   (3,186,010)     652,504      384,521
Change in unrealized gains (losses)......      106,270    (1,820,516)   (6,051,196)   25,060,014   (1,438,313)   2,311,028
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,853,033       301,113    (6,891,616)   21,816,310     (967,115)   2,650,308
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       71,480       202,628        83,361       104,215       34,779       32,597
Benefit payments.........................   (2,275,094)   (2,934,607)   (4,140,306)   (1,914,154)    (294,381)    (246,565)
Payments on termination..................  (10,644,746)  (12,504,814)  (11,564,244)  (11,195,499)  (1,217,895)  (1,295,732)
Contract Maintenance Charge..............     (216,298)     (258,731)     (207,243)     (241,113)     (45,286)     (49,678)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      250,624       975,923      (149,613)   (4,083,499)    (532,941)    (424,519)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (12,814,034)  (14,519,601)  (15,978,045)  (17,330,050)  (2,055,724)  (1,983,897)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,961,001)  (14,218,488)  (22,869,661)    4,486,260   (3,022,839)     666,411
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,699,322    95,917,810    97,084,744    92,598,484   14,739,110   14,072,699
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,738,321  $ 81,699,322  $ 74,215,083  $ 97,084,744  $11,716,271  $14,739,110
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,976,957     5,874,394     6,439,224     7,707,149    1,126,303    1,305,998
       Units issued......................      196,137       533,458       333,059       234,377       42,672       47,304
       Units redeemed....................     (959,513)   (1,430,895)   (1,353,732)   (1,502,302)    (201,409)    (226,999)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    4,213,581     4,976,957     5,418,551     6,439,224      967,566    1,126,303
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                           VT INTERNATIONAL VALUE         VT INVESTORS              VT MONEY MARKET
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (2,655) $   186,127  $  (123,601) $    51,229  $   (926,243) $ (1,108,935)
Net realized gains (losses)..............    (381,488)    (693,037)   3,209,987    1,621,994            --            --
Change in unrealized gains (losses)......  (1,217,661)   3,441,218    3,409,498   14,020,635            --            --
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,601,804)   2,934,308    6,495,884   15,693,858      (926,243)   (1,108,935)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      12,336       14,050       64,224       74,169       232,554       308,460
Benefit payments.........................    (281,965)    (339,664)  (1,680,954)  (1,098,828)   (1,935,271)   (2,661,207)
Payments on termination..................  (1,356,273)  (1,169,910)  (5,847,766)  (5,550,839)  (21,990,656)  (32,621,685)
Contract Maintenance Charge..............     (40,010)     (43,677)    (135,920)    (148,451)     (260,022)     (326,350)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (213,580)    (388,514)  (1,561,395)  (2,475,247)   14,891,574    19,929,387
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,879,492)  (1,927,715)  (9,161,811)  (9,199,196)   (9,061,821)  (15,371,395)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,481,296)   1,006,593   (2,665,927)   6,494,662    (9,988,064)  (16,480,330)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,375,197   15,368,604   57,858,199   51,363,537    65,392,595    81,872,925
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $12,893,901  $16,375,197  $55,192,272  $57,858,199  $ 55,404,531  $ 65,392,595
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,095,568    1,238,497    4,883,933    5,774,716     6,570,296     8,055,080
       Units issued......................      38,486       46,307       98,520       59,284     2,811,183     3,683,580
       Units redeemed....................    (166,358)    (189,236)    (847,299)    (950,067)   (3,739,971)   (5,168,364)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     967,696    1,095,568    4,135,154    4,883,933     5,641,508     6,570,296
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE           VT RESEARCH
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013          2014        2013         2014         2013
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (892,666) $   (698,311) $   (52,422) $  (11,271) $  (149,916) $   (68,515)
Net realized gains (losses)..............    4,789,799     2,293,723      543,026     286,496    1,908,183    1,124,502
Change in unrealized gains (losses)......    5,246,411    21,820,184      195,725   2,103,067    1,434,348    5,938,683
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    9,143,544    23,415,596      686,329   2,378,292    3,192,615    6,994,670
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      114,005       117,297        3,402       8,043       34,883       21,084
Benefit payments.........................   (1,768,205)   (1,132,901)    (423,274)   (110,013)    (511,250)    (345,337)
Payments on termination..................   (8,229,695)   (7,279,925)    (616,502)   (793,758)  (3,173,281)  (2,503,419)
Contract Maintenance Charge..............     (241,963)     (256,038)     (18,144)    (17,125)     (65,409)     (69,486)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,394,174)   (3,739,628)    (174,474)    (82,977)    (944,160)  (1,356,901)
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (13,520,032)  (12,291,195)  (1,228,992)   (995,830)  (4,659,217)  (4,254,059)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,376,488)   11,124,401     (542,663)  1,382,462   (1,466,602)   2,740,611
NET ASSETS AT BEGINNING OF
 PERIOD..................................   85,226,822    74,102,421    7,870,846   6,488,384   26,998,166   24,257,555
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,850,334  $ 85,226,822  $ 7,328,183  $7,870,846  $25,531,564  $26,998,166
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,351,368     8,569,440      301,198     347,532    1,931,597    2,278,607
       Units issued......................       81,067       122,607       20,698      28,444       26,630       34,932
       Units redeemed....................   (1,194,628)   (1,340,679)     (65,100)    (74,778)    (338,917)    (381,942)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    6,237,807     7,351,368      256,796     301,198    1,619,310    1,931,597
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                                                                                    THE UNIVERSAL
                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST    INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                                                                    VAN KAMPEN UIF
                                                                                                      CORE PLUS
                                              VT SMALL CAP VALUE             VT VOYAGER              FIXED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2014          2013         2014          2013        2014          2013
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (426,787) $  (284,082) $   (821,806) $   (724,714) $  9,136     $  16,643
Net realized gains (losses)..............   11,355,592    2,152,319     8,880,618     4,029,096       644        (4,761)
Change in unrealized gains (losses)......  (10,334,607)  12,462,880       647,307    34,810,368    31,429       (28,226)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations..............................      594,198   14,331,117     8,706,119    38,114,750    41,209       (16,344)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       46,509       26,725       108,771       128,626     5,356           550
Benefit payments.........................   (3,374,489)    (961,425)   (2,339,780)   (2,698,176)      263            --
Payments on termination..................   (5,115,076)  (6,026,650)  (12,682,581)  (12,398,643)  (12,362)     (127,015)
Contract Maintenance Charge..............      (65,569)     (72,165)     (293,337)     (314,841)     (173)         (210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (857,416)  (1,271,530)   (3,799,314)   (5,198,021)   78,232      (107,457)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions...................   (9,366,041)  (8,305,045)  (19,006,241)  (20,481,055)   71,316      (234,132)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,771,843)   6,026,072   (10,300,122)   17,633,695   112,525      (250,476)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   48,018,235   41,992,163   119,380,863   101,747,168   659,314       909,790
                                          ------------  -----------  ------------  ------------   --------     ---------
NET ASSETS AT END OF
 PERIOD.................................. $ 39,246,392  $48,018,235  $109,080,741  $119,380,863  $771,839     $ 659,314
                                          ============  ===========  ============  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,813,484    2,165,359     8,343,053    10,008,270    47,604        63,832
       Units issued......................       47,484       86,559       182,038       196,884     7,451           582
       Units redeemed....................     (418,823)    (438,434)   (1,440,286)   (1,862,101)   (3,032)      (16,810)
                                          ------------  -----------  ------------  ------------   --------     ---------
    Units outstanding at end of
     period..............................    1,442,145    1,813,484     7,084,805     8,343,053    52,023        47,604
                                          ============  ===========  ============  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           ------------------------------------------------------------------------------
                                                 THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------- -------------------------
                                                                                                     VAN KAMPEN UIF
                                                VAN KAMPEN UIF            VAN KAMPEN UIF            GLOBAL TACTICAL
                                                   EMERGING                   GLOBAL                ASSET ALLOCATION
                                                MARKETS EQUITY            INFRASTRUCTURE               PORTFOLIO
                                           ------------------------  ------------------------- -------------------------
                                               2014         2013          2014 (AL) (AO)           2014          2013
                                           -----------  -----------  ------------------------- ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (267,031) $  (119,632)        $  (525,817)       $   (512,652) $  (848,514)
Net realized gains (losses)...............     499,536      555,468             381,968           8,229,484      243,466
Change in unrealized gains (losses).......  (1,393,612)  (1,186,166)          4,233,081          (6,911,526)   9,141,244
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 operations...............................  (1,161,107)    (750,330)          4,089,232             805,306    8,536,196
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      13,131        1,196               1,051              38,272       69,001
Benefit payments..........................  (1,032,683)    (839,604)         (1,456,374)         (4,973,282)  (2,935,108)
Payments on termination...................  (1,841,572)  (2,438,103)         (3,466,814)         (6,515,373)  (6,704,990)
Contract Maintenance Charge...............      (6,879)      (8,537)            (13,320)            (33,239)     (27,405)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (1,112,786)  (1,316,698)         54,042,073          (1,645,994)  80,792,780
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (3,980,789)  (4,601,746)         49,106,616         (13,129,616)  71,194,278
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,141,896)  (5,352,076)         53,195,848         (12,324,310)  79,730,474
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,230,741   28,582,817                  --          92,037,316   12,306,842
                                           -----------  -----------         -----------        ------------  -----------
NET ASSETS AT END OF PERIOD............... $18,088,845  $23,230,741         $53,195,848        $ 79,713,006  $92,037,316
                                           ===========  ===========         ===========        ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,142,301    1,376,954                  --           6,535,807    1,140,279
       Units issued.......................      36,286       57,045           1,376,931             134,015    6,458,191
       Units redeemed.....................    (243,009)    (291,698)           (146,700)         (1,096,163)  (1,062,663)
                                           -----------  -----------         -----------        ------------  -----------
    Units outstanding at end of period....     935,578    1,142,301           1,230,231           5,573,659    6,535,807
                                           ===========  ===========         ===========        ============  ===========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (425,082) $  (287,222) $  (252,907) $  (208,565) $   (48,018) $  (126,535)
Net realized gains (losses)..............   3,978,564    3,262,900    2,770,967    1,148,322      954,223      523,424
Change in unrealized gains (losses)......  (2,384,148)   6,322,922   (2,496,551)   3,824,471    3,893,717     (195,383)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,169,334    9,298,600       21,509    4,764,228    4,799,922      201,506
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,914        8,819       10,348        1,980        4,159        3,295
Benefit payments.........................    (579,734)  (1,084,916)    (352,481)    (869,071)    (472,835)    (821,539)
Payments on termination..................  (2,625,276)  (2,815,617)  (1,970,147)  (2,128,345)  (2,602,622)  (2,078,367)
Contract Maintenance Charge..............     (32,484)     (34,273)      (4,482)      (5,244)      (5,733)      (6,771)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (61,716)  (1,340,526)     (52,813)    (649,878)    (416,326)      46,231
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,280,296)  (5,266,513)  (2,369,575)  (3,650,558)  (3,493,357)  (2,857,151)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,110,962)   4,032,087   (2,348,066)   1,113,670    1,306,565   (2,655,645)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,381,980   23,349,893   16,584,916   15,471,246   18,745,695   21,401,340
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $25,271,018  $27,381,980  $14,236,850  $16,584,916  $20,052,260  $18,745,695
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
       Units issued......................      92,542       81,527       38,687       38,238       32,324       54,728
       Units redeemed....................    (264,689)    (442,585)    (132,413)    (207,167)    (129,231)    (139,114)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,367,496    1,539,643      557,658      651,384      500,498      597,405
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                            EMERGING                  EMERGING                    GLOBAL
                                     MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                    ------------------------  ------------------------  --------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   422,267  $   321,663  $  (107,598) $   (57,282) $    169,227  $    472,633
Net realized gains (losses)........     112,040      398,986      146,177      166,060     7,630,232     6,827,912
Change in unrealized gains
 (losses)..........................    (316,471)  (2,187,913)    (439,342)    (422,654)   (6,631,575)      889,359
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     217,836   (1,467,264)    (400,763)    (313,876)    1,167,884     8,189,904
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      25,139       40,944        2,400       20,816         7,554        49,791
Benefit payments...................    (218,866)    (200,814)    (423,911)    (254,974)   (1,378,868)   (1,270,829)
Payments on termination............  (1,786,887)  (2,649,608)  (1,622,109)  (2,101,258)   (8,299,529)   (9,841,269)
Contract Maintenance Charge........     (39,928)     (50,813)     (32,228)     (44,426)     (139,249)     (181,619)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (309,511)     904,787     (340,601)     220,000      (742,212)   (1,595,053)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,330,053)  (1,955,504)  (2,416,449)  (2,159,842)  (10,552,304)  (12,838,979)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (2,112,217)  (3,422,768)  (2,817,212)  (2,473,718)   (9,384,420)   (4,649,075)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,011,510   15,434,278    9,292,661   11,766,379    46,552,844    51,201,919
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 9,899,293  $12,011,510  $ 6,475,449  $ 9,292,661  $ 37,168,424  $ 46,552,844
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     523,701      604,953      274,131      337,810     1,855,844     2,388,625
       Units issued................      35,583       76,368        8,563       39,507        67,257        68,866
       Units redeemed..............    (133,789)    (157,620)     (78,424)    (103,186)     (476,940)     (601,647)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     425,495      523,701      204,270      274,131     1,446,161     1,855,844
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                               VAN KAMPEN UIF         VAN KAMPEN UIF GLOBAL
                                            GLOBAL INFRASTRUCTURE   TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF
                                                 (CLASS II)           PORTFOLIO (CLASS II)        GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                               2014 (AN) (AO)           2014      2013 (AR)       2014         2013
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (171,848)       $  (301,369) $  (353,017) $  (104,727) $   (96,005)
Net realized gains (losses)..............             92,150          2,925,563      194,305    1,376,981    1,294,707
Change in unrealized gains (losses)......          1,103,251         (2,482,864)   2,925,892     (971,176)   1,383,066
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          1,023,553            141,330    2,767,180      301,078    2,581,768
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................                140              8,575        3,780          630       86,135
Benefit payments.........................           (168,862)        (1,079,201)    (595,958)     (39,366)    (191,225)
Payments on termination..................         (1,031,761)        (3,190,006)  (3,026,532)  (1,719,735)  (1,311,924)
Contract Maintenance Charge..............             (8,002)           (41,046)     (38,236)     (16,407)     (22,405)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         14,361,116           (626,004)  32,869,182       40,108     (680,258)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         13,152,631         (4,927,682)  29,212,236   (1,734,770)  (2,119,677)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         14,176,184         (4,786,352)  31,979,416   (1,433,692)     462,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --         31,979,416           --    7,193,733    6,731,642
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $14,176,184        $27,193,064  $31,979,416  $ 5,760,041  $ 7,193,733
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --          2,266,446           --      288,380      394,116
       Units issued......................            870,648             28,812    2,608,145        4,665       19,720
       Units redeemed....................            (72,143)          (372,717)    (341,699)     (70,497)    (125,456)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................            798,505          1,922,541    2,266,446      222,548      288,380
                                                 ===========        ===========  ===========  ===========  ===========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014
(ar)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                             MID CAP                SMALL COMPANY               U.S. REAL
                                        GROWTH (CLASS II)         GROWTH (CLASS II)         ESTATE (CLASS II)
                                    ------------------------  ------------------------  -------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (345,660) $  (341,709) $  (170,047) $  (190,117) $   (148,805) $  (316,873)
Net realized gains (losses)........   4,032,819    1,673,263    3,746,802    1,480,168     2,384,391    1,051,069
Change in unrealized gains
 (losses)..........................  (3,749,350)   5,862,370   (5,466,066)   4,540,284     6,810,339     (418,503)
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations...................     (62,191)   7,193,924   (1,889,311)   5,830,335     9,045,925      315,693
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,297       47,111        8,576        7,324        65,812       53,228
Benefit payments...................    (740,924)    (647,580)    (283,930)    (306,668)   (1,264,205)    (860,700)
Payments on termination............  (3,991,553)  (4,205,056)  (2,152,214)  (1,751,587)   (6,441,833)  (7,045,278)
Contract Maintenance Charge........     (82,320)    (102,785)     (33,492)     (42,578)     (133,644)    (154,233)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (638,361)  (1,973,607)     182,315     (898,894)   (2,850,037)   2,142,005
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,420,861)  (6,881,917)  (2,278,745)  (2,992,403)  (10,623,907)  (5,864,978)
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,483,052)     312,007   (4,168,056)   2,837,932    (1,577,982)  (5,549,285)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  23,805,207   23,493,200   12,718,272    9,880,340    36,894,318   42,443,603
                                    -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $18,322,155  $23,805,207  $ 8,550,216  $12,718,272  $ 35,316,336  $36,894,318
                                    ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,037,365    1,394,377      362,668      474,136     1,348,046    1,553,316
       Units issued................      38,533       35,949       20,978        8,032        61,553      153,078
       Units redeemed..............    (274,130)    (392,961)     (94,819)    (119,500)     (396,551)    (358,348)
                                    -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period........................     801,768    1,037,365      288,827      362,668     1,013,048    1,348,046
                                    ===========  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST High Yield
          Allocation                              AST International Growth
       AST Advanced Strategies                    AST International Value
       AST AQR Emerging Markets                   AST Investment Grade Bond
          Equity*                                 AST Jennison Large-Cap Growth*
       AST AQR Large-Cap*                         AST J.P. Morgan Global Thematic
       AST Balanced Asset Allocation              AST J.P. Morgan International
       AST BlackRock Global Strategies               Equity
       AST BlackRock iShares ETF*                 AST J.P. Morgan Strategic
       AST Bond Portfolio 2016*                      Opportunities
       AST Bond Portfolio 2018                    AST Large-Cap Value
       AST Bond Portfolio 2019                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2020*                      Growth (On February 7,
       AST Bond Portfolio 2021*                      2014, AST Goldman Sachs
       AST Bond Portfolio 2022                       Concentrated Growth merged
       AST Bond Portfolio 2023                       into AST Loomis Sayles
       AST Bond Portfolio 2024                       Large-Cap Growth)
       AST Bond Portfolio 2025 (For               AST Lord Abbett Core Fixed
          the period beginning                       Income
          January 2, 2014 and ended               AST MFS Global Equity
          December 31, 2014)                      AST MFS Growth
       AST Capital Growth Asset                   AST MFS Large-Cap Value*
          Allocation                              AST Mid-Cap Value
       AST ClearBridge Dividend                   AST Money Market
          Growth*                                 AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset Allocation*               Mid-Cap Value
       AST FI Pyramis(R) Asset                    AST Neuberger Berman Mid-Cap
          Allocation                                 Growth
       AST FI Pyramis(R) Quantitative             AST Neuberger Berman Small-Cap
          (previously known as AST                   Growth*
          First Trust Balanced Target)            AST New Discovery Asset
       AST Franklin Templeton                        Allocation
          Founding Funds Allocation               AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Plus*                    AST Parametric Emerging
       AST Global Real Estate                        Markets Equity
       AST Goldman Sachs Concentrated             AST PIMCO Limited Maturity Bond
          Growth (On February 7,                  AST PIMCO Total Return Bond
          2014, AST Goldman Sachs                 AST Preservation Asset
          Concentrated Growth merged                 Allocation
          into AST Loomis Sayles                  AST Prudential Core Bond*
          Large-Cap Growth) (For the              AST Prudential Growth
          period beginning January 1,                Allocation
          2014 and ended February 7,              AST QMA Emerging Markets
          2014)                                      Equity*
       AST Goldman Sachs Large-Cap                AST QMA Large-Cap*
          Value                                   AST QMA US Equity Alpha
       AST Goldman Sachs Mid-Cap                  AST Quantitative Modeling*
          Growth                                  AST RCM World Trends
       AST Goldman Sachs Multi-Asset              AST Schroders Global Tactical
       AST Goldman Sachs Small-Cap                AST Schroders Multi-Asset
          Value                                      World Strategies
       AST Herndon Large-Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADVANCED SERIES TRUST (CONTINUED)          DREYFUS SOCIALLY RESPONSIBLE GROWTH
       AST Small-Cap Growth                  FUND, INC.
       AST Small-Cap Growth                       Dreyfus Socially Responsible
          Opportunities (previously                  Growth Fund
          known as AST Federated           DREYFUS STOCK INDEX FUND
          Aggressive Growth)*                     Dreyfus Stock Index Fund
       AST Small-Cap Value                 DREYFUS VARIABLE INVESTMENT FUND
       AST Templeton Global Bond                  VIF Growth & Income
       AST T. Rowe Price Asset                    VIF Money Market
          Allocation                       FEDERATED INSURANCE SERIES
       AST T. Rowe Price Equity Income            Federated Prime Money Fund II
       AST T. Rowe Price Large-Cap         FIDELITY VARIABLE INSURANCE PRODUCTS
          Growth                             FUND
       AST T. Rowe Price Natural                  VIP Contrafund
          Resources                               VIP Equity-Income
       AST Wellington Management                  VIP Growth
          Hedged Equity                           VIP High Income
       AST Western Asset Core Plus                VIP Index 500
          Bond                                    VIP Investment Grade Bond
ALLIANCE BERNSTEIN VARIABLE PRODUCT               VIP Overseas
  SERIES FUND                              FIDELITY VARIABLE INSURANCE PRODUCTS
       AllianceBernstein VPS Growth          FUND (SERVICE CLASS 2)
       AllianceBernstein VPS Growth &             VIP Asset Manager Growth
          Income                                     (Service Class 2)
       AllianceBernstein VPS                      VIP Contrafund (Service
          International Value                        Class 2)
       AllianceBernstein VPS Large                VIP Equity-Income (Service
          Cap Growth                                 Class 2)
       AllianceBernstein VPS                      VIP Freedom 2010 Portfolio
          Small/Mid Cap Value                        (Service Class 2)
       AllianceBernstein VPS Value                VIP Freedom 2020 Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS,                (Service Class 2)
  INC.                                            VIP Freedom 2030 Portfolio
       American Century VP Balanced                  (Service Class 2)
       American Century VP                        VIP Freedom Income Portfolio
          International                              (Service Class 2)
DEUTSCHE VARIABLE SERIES I                        VIP Growth (Service Class 2)
  (PREVIOUSLY KNOWN AS DWS VARIABLE               VIP Growth & Income (Service
  SERIES I)                                          Class 2)
       Deutsche Bond VIP A                        VIP Growth Stock (Service
          (Previously known as DWS                   Class 2)
          Bond VIP A)                             VIP High Income (Service
       Deutsche Capital Growth VIP A                 Class 2)
          (Previously known as DWS                VIP Index 500 (Service Class 2)
          Capital Growth VIP A)                   VIP Investment Grade Bond
       Deutsche Core Equity VIP A                    (Service Class 2)
          (Previously known as DWS                VIP Mid Cap (Service Class 2)
          Core Equity VIP A)                      VIP Money Market (Service
       Deutsche Global Small Cap                     Class 2)
          VIP A (Previously known as              VIP Overseas (Service Class 2)
          DWS Global Small Cap Growth
          VIP A)
       Deutsche International VIP A
          (Previously known as DWS
          International VIP A)
DEUTSCHE VARIABLE SERIES II
  (PREVIOUSLY KNOWN AS DWS VARIABLE
  SERIES II)
       Deutsche Global Income Builder
          VIP A II (Previously known
          as DWS Global Income
          Builder VIP A II)
       Deutsche Money Market VIP A II
          (Previously known as DWS
          Money Market VIP A II)
       Deutsche Small Mid Cap Growth
          VIP A II (Previously known
          as DWS Small Mid Cap Growth
          VIP A II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                                  Invesco V.I. American Franchise
       Franklin Flex Cap Growth VIP               Invesco V.I. American Value
          (Previously known as                    Invesco V.I. Balanced*
          Franklin Flex Cap Growth                Invesco V.I. Comstock
          Securities)                             Invesco V.I. Core Equity
       Franklin Growth and Income VIP             Invesco V.I. Diversified
          (Previously known as                       Dividend
          Franklin Growth and Income              Invesco V.I. Diversified Income
          Securities)                             Invesco V.I. Equity and Income
       Franklin High Income VIP                   Invesco V.I. Global Core Equity
          (Previously known as                    Invesco V.I. Global Dividend
          Franklin High Income                       Growth*
          Securities)                             Invesco V.I. Government
       Franklin Income VIP                           Securities
          (Previously known as                    Invesco V.I. High Yield
          Franklin Income Securities)             Invesco V.I. Income Builder*
       Franklin Large Cap Growth VIP              Invesco V.I. International
          (Previously known as                       Growth
          Franklin Large Cap Growth               Invesco V.I. Large Cap Growth*
          Securities)                             Invesco V.I. Managed
       Franklin Mutual Global                        Volatility (Previously
          Discovery VIP (Previously                  known as Invesco V.I.
          known as Mutual Global                     Utilities)
          Discovery Securities)                   Invesco V.I. Mid Cap Core
       Franklin Mutual Shares VIP                    Equity
          (Previously known as Mutual             Invesco V.I. Mid Cap Growth
          Shares Securities)                      Invesco V.I. Money Market
       Franklin Small Cap Value VIP               Invesco V.I. S&P 500 Index
          (Previously known as                    Invesco V.I. Technology
          Franklin Small Cap Value                Invesco V.I. Value
          Securities)                                Opportunities
       Franklin Small-Mid Cap Growth       INVESCO INVESTMENT SERVICES
          VIP (Previously known as         (SERIES II)
          Franklin Small-Mid Cap                  Invesco V.I. American
          Growth Securities)                         Franchise II
       Franklin U.S. Government                   Invesco V.I. American Value II
          Securities VIP (Previously              Invesco V.I. Balanced II*
          known as Franklin U.S.                  Invesco V.I. Comstock II
          Government)                             Invesco V.I. Core Equity II
       Templeton Developing Markets               Invesco V.I. Diversified
          VIP (Previously known as                   Dividend II
          Templeton Developing                    Invesco V.I. Diversified
          Markets Securities)                        Income II
       Templeton Foreign VIP                      Invesco V.I. Equity and
          (Previously known as                       Income II
          Templeton Foreign                       Invesco V.I. Global Core
          Securities)                                Equity II
       Templeton Global Bond VIP                  Invesco V.I. Global Dividend
          (Previously known as                       Growth II*
          Templeton Global Bond                   Invesco V.I. Government
          Securities)                                Securities II
       Templeton Growth VIP                       Invesco V.I. Growth and
          (Previously known as                       Income II
          Templeton Growth Securities)            Invesco V.I. High Yield II
GOLDMAN SACHS VARIABLE INSURANCE TRUST            Invesco V.I. Income Builder II*
       VIT Large Cap Value                        Invesco V.I. International
       VIT Mid Cap Value                             Growth II
       VIT Small Cap Equity Insights              Invesco V.I. Large Cap
          (Previously known as VIT                   Growth II*
          Structured Small Cap Equity)            Invesco V.I. Managed
       VIT Strategic Growth                          Volatility II (Previously
       VIT Strategic International                   known as Invesco V.I.
          Equity*                                    Utilities II)
       VIT U.S. Equity Insights                   Invesco V.I. Mid Cap Core
          (Previously known as VIT                   Equity II
          Structured U.S. Equity)                 Invesco V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES               MFS VARIABLE INSURANCE TRUST (SERVICE
(SERIES II) (CONTINUED)                   CLASS)
       Invesco V.I. Money Market II              MFS Growth (Service Class)
       Invesco V.I. S&P 500 Index II             MFS Investors Trust (Service
       Invesco V.I. Technology II                   Class)
       Invesco V.I. Value                        MFS New Discovery (Service
          Opportunities II                          Class)
JANUS ASPEN SERIES                               MFS Research (Service Class)
       Forty Portfolio                           MFS Utilities (Service Class)
LAZARD RETIREMENT SERIES, INC.            MORGAN STANLEY VARIABLE INVESTMENT
       Emerging Markets Equity            SERIES
LEGG MASON PARTNERS VARIABLE EQUITY              European Equity
  TRUST (PREVIOUSLY KNOWN AS LEGG                Global Infrastructure (On
  MASON PARTNERS VARIABLE PORTFOLIO                 April 25, 2014, Global
  I, INC.)                                          Infrastructure merged into
       ClearBridge Variable All Cap                 Van Kampen UIF Global
          Value Portfolio I                         Infrastructure) (For the
          (Previously known as                      period beginning January 1,
          ClearBridge Variable                      2014 and ended April 25,
          Fundamental All Cap Value                 2014)
          Portfolio I) (On December              Income Plus
          5, 2014, ClearBridge                   Limited Duration
          Variable All Cap Value                 Money Market
          Portfolio I merged into                Multi Cap Growth
          ClearBridge Variable Large      MORGAN STANLEY VARIABLE INVESTMENT
          Cap Value Portfolio I) (For       SERIES (CLASS Y SHARES)
          the period beginning                   European Equity (Class Y
          January 1, 2014 and ended                 Shares)
          December 5, 2014)                      Global Infrastructure (Class Y
       ClearBridge Variable Large Cap               Shares) (On April 25, 2014,
          Value Portfolio I (On                     Global Infrastructure
          December 5, 2014,                         (Class Y Shares) merged
          ClearBridge Variable All                  into Van Kampen UIF Global
          Cap Value Portfolio I                     Infrastructure (Class II))
          merged into ClearBridge                   (For the period beginning
          Variable Large Cap Value                  January 1, 2014 and ended
          Portfolio I)                              April 25, 2014)
LORD ABBETT SERIES FUND                          Income Plus (Class Y Shares)
       Bond-Debenture                            Limited Duration (Class Y
       Fundamental Equity                           Shares)
       Growth and Income                         Money Market (Class Y Shares)
       Growth Opportunities                      Multi Cap Growth (Class Y
       Mid-Cap Stock                                Shares)
MFS VARIABLE INSURANCE TRUST              NEUBERGER BERMAN ADVISORS MANAGEMENT
       MFS Growth                           TRUST
       MFS High Income*                          AMT Large Cap Value
       MFS High Yield                            AMT Mid-Cap Growth*
       MFS Investors Trust                OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS New Discovery                         Oppenheimer Capital
       MFS Research                                 Appreciation
       MFS Research Bond                         Oppenheimer Capital Income
       MFS Utilities                             Oppenheimer Core Bond
                                                 Oppenheimer Discovery Mid Cap
                                                    Growth
                                                 Oppenheimer Global
                                                 Oppenheimer Global Strategic
                                                    Income
                                                 Oppenheimer Main Street
                                                 Oppenheimer Main Street Small
                                                    Cap

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS         PUTNAM VARIABLE TRUST (CONTINUED)
  (SERVICE SHARES ("SS"))                         VT George Putnam Balanced
       Oppenheimer Capital                        VT Global Asset Allocation
          Appreciation (SS)                       VT Global Equity
       Oppenheimer Capital Income (SS)            VT Global Health Care
       Oppenheimer Core Bond (SS)                 VT Global Utilities
       Oppenheimer Discovery Mid Cap              VT Growth and Income
          Growth                                  VT Growth Opportunities
       (SS)                                       VT High Yield
       Oppenheimer Global (SS)                    VT Income
       Oppenheimer Global Strategic               VT International Equity
          Income (SS)                             VT International Growth
       Oppenheimer Main Street (SS)               VT International Value
       Oppenheimer Main Street Small              VT Investors
          Cap (SS)                                VT Money Market
PANORAMA SERIES FUND, INC. (SERVICE               VT Multi-Cap Growth
  SHARES                                          VT Multi-Cap Value
("SS"))                                           VT Research
       Oppenheimer International                  VT Small Cap Value
          Growth (SS)*                            VT Voyager
PIMCO VARIABLE INSURANCE TRUST             RYDEX VARIABLE TRUST RYDEX
       Foreign Bond (US Dollar-Hedged)            VIF NASDAQ-100 (Previously
       Money Market                                  known as VT Nasdaq 100
       PIMCO VIT Total Return                        Strategy Fund*)
       PIMCO VIT Commodity Real            THE UNIVERSAL INSTITUTIONAL FUNDS,
          Return Strategy (Advisor         INC.
          Shares)                                 Van Kampen UIF Core Plus Fixed
       PIMCO VIT Emerging Markets                    Income
          Bond (Advisor Shares)                   Van Kampen UIF Emerging
       PIMCO VIT Real Return (Advisor                Markets Equity
          Shares)                                 Van Kampen UIF Global
       PIMCO VIT Total Return                        Infrastructure (On April
          (Advisor Shares)                           25, 2014, Global
PROFUNDS VP                                          Infrastructure merged into
       ProFund VP Consumer Goods                     Van Kampen UIF Global
          Portfolio*                                 Infrastructure) (For the
       ProFund VP Consumer Services                  period beginning April 25,
          Portfolio*                                 2014 and ended December 31,
       ProFund VP Financials                         2014)
       ProFund VP Health Care                     Van Kampen UIF Global Tactical
       ProFund VP Industrials*                       Asset Allocation Portfolio
       ProFund VP Large-Cap Growth*               Van Kampen UIF Growth
       ProFund VP Large-Cap Value                 Van Kampen UIF Mid Cap Growth
       ProFund VP Mid-Cap Growth*                 Van Kampen UIF U.S. Real Estate
       ProFund VP Mid-Cap Value*           THE UNIVERSAL INSTITUTIONAL FUNDS,
       ProFund VP Real Estate*             INC. (CLASS II)
       ProFund VP Small-Cap Growth*               Van Kampen UIF Emerging
       ProFund VP Small-Cap Value*                   Markets Debt (Class II)
       ProFund VP Telecommunications              Van Kampen UIF Emerging
       ProFund VP Utilities                          Markets Equity (Class II)
PUTNAM VARIABLE TRUST                             Van Kampen UIF Global
       VT American Government Income                 Franchise (Class II)
       VT Capital Opportunities
       VT Diversified Income
       VT Equity Income

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS,        THE UNIVERSAL INSTITUTIONAL FUNDS,
INC. (CLASS II) (CONTINUED)               INC. (CLASS II) (CONTINUED)
       Van Kampen UIF Global                     Van Kampen UIF Growth (Class
          Infrastructure (ClassII)                  II)
          (On April 25, 2014, Global             Van Kampen UIF Mid Cap Growth
          Infrastructure (Class Y                   (Class II)
          Shares) merged into Van                Van Kampen UIF Small Company
          Kampen UIF Global                         Growth (Class II)
          Infrastructure - Class II)             Van Kampen UIF U.S. Real
          (For the period beginning                 Estate (Class II)
          April 25, 2014 and ended
          December 31, 2014)
       Van Kampen UIF Global Tactical
          Asset Allocation Portfolio
          (Class II)

--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2014

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2014. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub- accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS



   The cost of investments purchased during the year ended December 31, 2014 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  454,474
          AST Advanced Strategies.............................     79,729
          AST Balanced Asset Allocation.......................    129,259
          AST BlackRock Global Strategies.....................     69,292
          AST Bond Portfolio 2023.............................     13,456
          AST Bond Portfolio 2024.............................    309,501
          AST Bond Portfolio 2025 (a).........................     39,204
          AST Capital Growth Asset Allocation.................    171,692
          AST Cohen & Steers Realty...........................      2,657
          AST FI Pyramis(R) Asset Allocation..................     14,599
          AST FI Pyramis Quantitative (b).....................    263,674
          AST Franklin Templeton Founding Funds Allocation....     82,849
          AST Franklin Templeton Founding Funds Plus..........     69,292
          AST Goldman Sachs Large-Cap Value...................      5,035
          AST Goldman Sachs Mid-Cap Growth....................         18
          AST Goldman Sachs Multi-Asset.......................     73,099
          AST Herndon Large-Cap Value.........................      8,043
          AST High Yield......................................      1,528
          AST J.P. Morgan Strategic Opportunities.............    178,632
          AST International Growth............................      2,198
          AST Investment Grade Bond...........................    796,205
          AST Large-Cap Value.................................      8,209
          AST Loomis Sayles Large-Cap Growth..................     52,712
          AST Money Market....................................    859,850
          AST Neuberger Berman / LSV Mid-Cap Value............      1,294
          AST Neuberger Berman Mid-Cap Growth.................      1,258
          AST New Discovery Asset Allocation..................      3,025
          AST PIMCO Limited Maturity Bond.....................      5,096
          AST PIMCO Total Return Bond.........................     18,575
          AST Preservation Asset Allocation...................    695,518
          AST Prudential Growth Allocation....................  1,194,895
          AST QMA US Equity Alpha.............................      1,612
          AST RCM World Trends................................     62,627
          AST Schroders Global Tactical.......................     26,496
          AST Schroders Multi-Asset World Strategies..........     23,619
          AST Small-Cap Growth................................        501
          AST Small-Cap Growth Opportunities (e)..............      1,406
          AST Small-Cap Value.................................        760
          AST Templeton Global Bond...........................      3,682

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(b) Previously known as AST First Trust Balanced Target
(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST T. Rowe Price Asset Allocation............................................ $  171,447
   AST T. Rowe Price Large-Cap Growth............................................        602
   AST T. Rowe Price Natural Resources...........................................     10,987
   AST Wellington Management Hedged Equity.......................................     48,393

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................  1,037,916
   Alliance Bernstein VPS Growth & Income........................................  1,197,678
   Alliance Bernstein VPS International Value....................................  1,267,167
   Alliance Bernstein VPS Large Cap Growth.......................................    756,040
   Alliance Bernstein VPS Small/Mid Cap Value....................................  2,029,390
   Alliance Bernstein VPS Value..................................................     16,443

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................      1,219
   American Century VP International.............................................         99

Investments in the Deutsche Variable Series I (f) Sub-Accounts:
   Deutsche Bond VIP A (g).......................................................     47,815
   Deutsche Capital Growth VIP A (h).............................................     75,474
   Deutsche Core Equity VIP A (i)................................................     37,480
   Deutsche Global Small Cap VIP A (j)...........................................    211,570
   Deutsche International VIP A (k)..............................................     30,196

Investments in the Deutsche Variable Series II (l) Sub-Accounts:
   Deutsche Global Income Builder VIP A II (m)...................................    176,765
   Deutsche Money Market VIP A II (n)............................................        324
   Deutsche Small Mid Cap Growth VIP A II (o)....................................     57,617

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................      1,634

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     16,677

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income......................................................... $     3,997
   VIF Money Market............................................................       2,319

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II                                                    158,154

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund..............................................................     240,089
   VIP Equity-Income...........................................................      51,593
   VIP Growth..................................................................      68,487
   VIP High Income.............................................................      43,518
   VIP Index 500...............................................................     173,534
   VIP Investment Grade Bond...................................................     214,974
   VIP Overseas................................................................      17,607

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         113
   VIP Contrafund (Service Class 2)............................................   2,509,665
   VIP Equity-Income (Service Class 2).........................................      27,745
   VIP Freedom 2010 Portfolio (Service Class 2)................................     213,795
   VIP Freedom 2020 Portfolio (Service Class 2)................................     174,873
   VIP Freedom 2030 Portfolio (Service Class 2)................................     165,378
   VIP Freedom Income Portfolio (Service Class 2)..............................     161,310
   VIP Growth (Service Class 2)................................................      11,563
   VIP Growth & Income (Service Class 2).......................................     490,113
   VIP Growth Stock (Service Class 2)..........................................     504,224
   VIP High Income (Service Class 2)...........................................     411,362
   VIP Index 500 (Service Class 2).............................................   1,410,767
   VIP Investment Grade Bond (Service Class 2).................................          69
   VIP Mid Cap (Service Class 2)...............................................   1,166,376
   VIP Money Market (Service Class 2)..........................................   5,305,976
   VIP Overseas (Service Class 2)..............................................         489

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth VIP (p)............................................     364,189
   Franklin Growth and Income VIP (q)..........................................   1,310,737
   Franklin High Income VIP (r)................................................   1,505,109
   Franklin Income VIP (s).....................................................  11,203,541

(p) Previously known as Franklin Flex Cap Growth Securities
(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                      ----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Large Cap Growth VIP (t)................................................. $  841,198
   Franklin Mutual Global Discovery VIP (u)..........................................  2,003,551
   Franklin Mutual Shares VIP (v)....................................................  2,368,611
   Franklin Small Cap Value VIP (w)..................................................  3,192,474
   Franklin Small-Mid Cap Growth VIP (x).............................................    233,487
   Franklin U.S. Government Securities VIP (y).......................................  1,267,798
   Templeton Developing Markets VIP (z)..............................................    835,280
   Templeton Foreign VIP (aa)........................................................  5,973,895
   Templeton Global Bond VIP (ab)....................................................    180,926
   Templeton Growth VIP (ac).........................................................     17,096

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value...............................................................    701,392
   VIT Mid Cap Value.................................................................    541,351
   VIT Small Cap Equity Insights (ad)................................................  1,146,379
   VIT Strategic Growth..............................................................      4,491
   VIT U.S. Equity Insights (ae).....................................................    373,503

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise...................................................  1,266,451
   Invesco V.I. American Value.......................................................  4,806,864
   Invesco V.I. Comstock.............................................................    904,140
   Invesco V.I. Core Equity..........................................................  2,080,896
   Invesco V.I. Diversified Income...................................................    779,829
   Invesco V.I. Diversified Dividend.................................................  4,238,225
   Invesco V.I. Equity and Income....................................................  3,085,989
   Invesco V.I. Global Core Equity...................................................  1,010,822
   Invesco V.I. Government Securities................................................    675,391
   Invesco V.I. High Yield...........................................................  1,252,483
   Invesco V.I. International Growth.................................................    864,313

(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities
(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities
(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities
(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the Invesco Investment Services Sub-Accounts (continued):
   Invesco V.I. Managed Volatility (af)......................................... $  684,944
   Invesco V.I. Mid Cap Core Equity.............................................  1,612,525
   Invesco V.I. Mid Cap Growth..................................................    185,468
   Invesco V.I. Money Market....................................................    841,545
   Invesco V.I. S&P 500 Index...................................................  2,526,963
   Invesco V.I. Technology......................................................    364,277
   Invesco V.I. Value Opportunities.............................................    539,504

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II...........................................    488,507
   Invesco V.I. American Value II...............................................  3,037,455
   Invesco V.I. Comstock II.....................................................  2,032,789
   Invesco V.I. Core Equity II..................................................     24,109
   Invesco V.I. Diversified Income II...........................................      7,030
   Invesco V.I. Diversified Dividend II.........................................    766,053
   Invesco V.I. Equity and Income II............................................  3,212,539
   Invesco V.I. Global Core Equity II...........................................    502,295
   Invesco V.I. Government Securities II........................................      8,717
   Invesco V.I. Growth and Income II............................................  7,486,370
   Invesco V.I. High Yield II...................................................    747,442
   Invesco V.I. International Growth II.........................................    203,111
   Invesco V.I. Managed Volatility II (ag)......................................     11,479
   Invesco V.I. Mid Cap Core Equity II..........................................    296,264
   Invesco V.I. Mid Cap Growth II...............................................    857,220
   Invesco V.I. Money Market II.................................................        291
   Invesco V.I. S&P 500 Index II................................................  3,447,956
   Invesco V.I. Technology II...................................................        984
   Invesco V.I. Value Opportunities II..........................................    132,678

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..............................................................      3,059

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity......................................................         71

Investments in the Legg Mason Partners Variable Equity Trust (ah) Sub-Accounts:
   ClearBridge Variable All Cap Value Portfolio I (ai) (aj) (ak)................        904
   ClearBridge Variable Large Cap Value Portfolio I (aj)........................      1,286

(af) Previously known as Invesco V.I. Utilities
(ag) Previously known as Invesco V.I. Utilities II
(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture............................................................. $ 2,652,953
   Fundamental Equity.........................................................   1,083,561
   Growth and Income..........................................................     536,686
   Growth Opportunities.......................................................   1,942,743
   Mid-Cap Stock..............................................................     383,195

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth.................................................................      55,923
   MFS High Yield.............................................................     419,388
   MFS Investors Trust........................................................     110,280
   MFS New Discovery..........................................................     328,479
   MFS Research...............................................................      93,295
   MFS Research Bond..........................................................      24,968
   MFS Utilities..............................................................      31,042

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................      33,752
   MFS Investors Trust (Service Class)........................................      10,957
   MFS New Discovery (Service Class)..........................................      31,426
   MFS Research (Service Class)...............................................       3,268
   MFS Utilities (Service Class)..............................................      80,195

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   European Equity............................................................   1,574,562
   Global Infrastructure (al) (am)............................................   9,203,383
   Income Plus................................................................   4,055,221
   Limited Duration...........................................................     331,581
   Money Market...............................................................   8,297,173
   Multi Cap Growth...........................................................  26,917,617

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   European Equity (Class Y Shares)...........................................     384,205
   Global Infrastructure (Class Y Shares) (am) (an)...........................   2,371,699
   Income Plus (Class Y Shares)...............................................   4,287,678
   Limited Duration (Class Y Shares)..........................................   2,164,618
   Money Market (Class Y Shares)..............................................  11,963,478
   Multi Cap Growth (Class Y Shares)..........................................   8,105,385

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      153

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Income.................................................     36,277
   Oppenheimer Capital Appreciation...........................................    157,094
   Oppenheimer Core Bond......................................................     55,247
   Oppenheimer Global.........................................................    210,135
   Oppenheimer Global Strategic Income........................................    109,408
   Oppenheimer Main Street....................................................    107,111
   Oppenheimer Main Street Small Cap..........................................    219,332
   Oppenheimer Discovery Mid Cap Growth.......................................        964

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Income (SS)............................................    336,555
   Oppenheimer Capital Appreciation (SS)......................................  1,056,115
   Oppenheimer Core Bond (SS).................................................  1,909,156
   Oppenheimer Global (SS)....................................................    986,144
   Oppenheimer Global Strategic Income (SS)...................................  3,849,450
   Oppenheimer Main Street (SS)...............................................  1,629,826
   Oppenheimer Main Street Small Cap (SS).....................................  3,267,581
   Oppenheimer Discovery Mid Cap Growth (SS)..................................    278,631

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................         39
   Money Market...............................................................         44
   PIMCO VIT Total Return.....................................................         58
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................     72,841
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    105,035
   PIMCO VIT Real Return (Advisor Shares).....................................    145,267
   PIMCO VIT Total Return (Advisor Shares)....................................    904,215

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................          3
   ProFund VP Health Care.....................................................          1
   ProFund VP Large-Cap Value.................................................    312,162
   ProFund VP Telecommunications..............................................        451
   ProFund VP Utilities.......................................................        191

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..............................................  1,251,620
   VT Capital Opportunities...................................................  1,073,122
   VT Diversified Income......................................................  2,768,199
   VT Equity Income...........................................................  3,190,841
   VT George Putnam Balanced..................................................  2,313,099

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,188,878
   VT Global Equity.................................................................      122,404
   VT Global Health Care............................................................    3,150,695
   VT Global Utilities..............................................................    1,442,055
   VT Growth and Income.............................................................    3,120,142
   VT Growth Opportunities..........................................................    1,211,987
   VT High Yield....................................................................    4,039,212
   VT Income........................................................................    6,762,547
   VT International Equity..........................................................    3,537,827
   VT International Value...........................................................      469,618
   VT International Growth..........................................................      356,112
   VT Investors.....................................................................    1,256,099
   VT Money Market..................................................................   22,210,656
   VT Multi-Cap Growth..............................................................      507,736
   VT Multi-Cap Value...............................................................      536,365
   VT Research......................................................................      390,660
   VT Small Cap Value...............................................................   11,562,071
   VT Voyager.......................................................................    4,375,504

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      128,570
   Van Kampen UIF Emerging Markets Equity...........................................      473,810
   Van Kampen UIF Global Infrastructure (al) (ao)...................................   55,044,814
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................    8,850,766
   Van Kampen UIF Growth............................................................    3,061,541
   Van Kampen UIF Mid Cap Growth....................................................    2,655,867
   Van Kampen UIF U.S. Real Estate..................................................    1,034,815

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    1,409,847
   Van Kampen UIF Emerging Markets Equity (Class II)................................      217,576
   Van Kampen UIF Global Franchise (Class II).......................................    7,814,093
   Van Kampen UIF Global Infrastructure (Class II) (an) (ao)........................   14,462,423
   Van Kampen UIF Growth (Class II).................................................      589,695
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II).............    3,078,851
   Van Kampen UIF Mid Cap Growth (Class II).........................................    3,382,626
   Van Kampen UIF Small Company Growth (Class II)...................................    3,529,735
   Van Kampen UIF U.S. Real Estate (Class II).......................................    1,451,136
                                                                                     ------------
                                                                                     $399,752,651
                                                                                     ============

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS




Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2014.........   528   $10.31 - 11.46    $ 5,810        -- %        1.15 - 2.60%     1.18  -   2.64%
     2013.........   583    10.19 - 11.17      6,288         --         1.15 - 2.60      7.18  -   8.72
     2012.........   667     9.51 - 10.27      6,651       1.09         1.15 - 2.60      9.71  -  11.28
     2011.........   713     8.66 -  9.23      6,421       0.65         1.15 - 2.60     (5.13) -  (3.77)
     2010.........   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60      9.12  -  10.69

     AST Advanced Strategies
     2014.........   201    12.37 - 13.75      2,659         --         1.15 - 2.60      3.42  -   4.90
     2013.........   211    11.96 - 13.10      2,675         --         1.15 - 2.60     13.60  -  15.23
     2012.........   233    10.53 - 11.37      2,580       1.50         1.15 - 2.60     10.76  -  12.35
     2011.........   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60     (2.42) -  (1.03)
     2010.........   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60     10.82  -  12.41

     AST Balanced Asset Allocation
     2014.........   771    11.90 - 13.43     10,008         --         1.00 - 2.35      1.83  -   5.47
     2013.........   815    11.69 - 12.73     10,076         --         1.00 - 2.35     16.48  -  16.79
     2012.........   853    10.17 - 10.93      9,092       0.97         1.00 - 2.35     11.32  -  12.10
     2011.........   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65     (3.76) -  (2.34)
     2010......... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65      9.41  -  11.04

     AST BlackRock Global Strategies
     2014.........     2    11.40 - 11.40         19         --         1.55 - 1.55      3.29  -   3.29
     2013.........     2    11.03 - 11.03         19         --         1.55 - 1.55      9.16  -   9.16
     2012.........     2    10.11 - 10.11         17         --         1.55 - 1.55     10.18  -  10.18
     2011 (as)....    --     9.17 -  9.17         --         --            NA -  NA         NA  -    NA

     AST Bond Portfolio 2018
     2014.........    33    13.46 - 13.90        459         --         1.50 - 1.90      0.09  -   1.14
     2013.........    44    13.44 - 13.75        598         --         1.50 - 1.90     (4.58) -  (4.52)
     2012.........    46    14.14 - 14.41        660       0.46         1.50 - 1.90      4.11  -   4.15
     2011.........    61    13.59 - 13.83        842       0.47         1.50 - 2.00     11.35  -  11.90
     2010.........    83    12.20 - 12.36      1,029       0.99         1.50 - 2.00      9.00  -   9.54

(as) For the period beginning April 29, 2011 and ended December 31, 2011

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2019
     2014........   23    $13.57 - 14.03     $  320         -- %       1.50 - 2.00%     2.22  -   2.72%
     2013........   23     13.28 - 13.65        313          --        1.50 - 2.00     (6.70) -  (6.24)
     2012........   23     14.23 - 14.56        335        0.87        1.50 - 2.00      3.78  -   4.29
     2011........   23     13.71 - 13.96        323        0.86        1.50 - 2.00     13.70  -  14.26
     2010........   37     12.06 - 12.22        454        0.72        1.50 - 2.00      9.17  -   9.71

     AST Bond Portfolio 2020
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --     10.82 - 10.82         --          --        1.75 - 1.75     (8.13) -  (8.13)
     2012........   --     11.67 - 11.90         --        2.51        1.50 - 2.00      4.26  -   4.74
     2011........    7     11.19 - 11.36         81        1.61        1.50 - 2.00     16.35  -  16.92
     2010........   62      9.62 -  9.72        601          --        1.50 - 2.00      9.65  -  10.19

     AST Bond Portfolio 2021
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012........   25     13.57 - 13.77        337        0.63        1.50 - 2.00      4.69  -   5.21
     2011........   34     12.96 - 13.09        437        0.15        1.50 - 2.00     17.94  -  18.52
     2010........   27     10.95 - 11.04        301          --        1.50 - 2.35      9.52  -  10.44

     AST Bond Portfolio 2022
     2014........   12     11.99 - 11.99        147          --        1.85 - 1.85      8.36  -   8.36
     2013........   12     11.07 - 11.07        135          --        1.85 - 1.85    (12.00) - (10.51)
     2012........   44     12.37 - 12.58        558        0.03        1.50 - 2.35      3.41  -   4.28
     2011 (at)...   53     11.96 - 12.06        633          --        1.50 - 2.35     19.60  -  20.60

     AST Bond Portfolio 2023
     2014........   62     10.09 - 10.24        631          --        1.50 - 2.00     10.41  -  10.95
     2013........  138      9.14 -  9.23      1,268          --        1.50 - 2.00    (12.40) - (11.53)
     2012 (au)...   18     10.43 - 10.43        192          --        1.50 - 1.50      4.33  -   4.33

     AST Bond Portfolio 2024
     2014........   41      9.81 -  9.91        410          --        1.50 - 2.35     12.73  -  12.90
     2013 (ap)...   27      8.70 -  8.78        239          --        1.50 - 2.35    (12.94) - (12.21)

     AST Bond Portfolio 2025
     2014 (a)....    3     11.34 - 11.34         35          --        1.50 - 1.50     13.41  -  13.42

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(ap) For the period beginning January 2, 2013 and ended December 31, 2013
(at) For the period beginning January 3, 2011 and ended December 31, 2011
(au) For the period beginning January 3, 2012 and ended December 31, 2012

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Capital Growth Asset Allocation
     2014........  514    $11.97 - 12.98     $6,441        -- %        1.15 -  2.25%    4.64  -   5.78%
     2013........  625     11.44 - 12.27      7,453         --         1.15 -  2.25    19.98  -  21.28
     2012........  647      9.54 - 10.12      6,390       0.91         1.15 -  2.25    12.43  -  13.15
     2011........  607      8.43 -  9.00      5,335       0.52         1.15 -  2.65    (4.95) -  (3.54)
     2010........  708      8.87 -  9.33      6,496       1.03         1.15 -  2.65    10.45  -  12.08

     AST Cohen & Steers Realty
     2014........    7     14.90 - 15.86        103         --         1.15 -  1.65    25.53  -  29.42
     2013........    7     11.87 - 12.26         85         --         1.15 -  1.65     1.96  -   3.38
     2012........    6     11.70 - 12.02         74       1.82         1.15 -  1.65    14.03  -  15.22
     2011........    4     10.16 - 10.54         42       0.66         1.15 -  2.00     4.50  -   5.38
     2010........    4      9.72 - 10.00         41       1.78         1.15 -  2.00    26.17  -  27.23

     AST FI Pyramis(R) Asset Allocation
     2014........   26     12.27 - 13.50        338         --         1.15 -  2.60     3.04  -   4.52
     2013........   25     11.91 - 12.91        318         --         1.15 -  2.60    16.20  -  17.87
     2012........   20     10.25 - 10.96        221       0.56         1.15 -  2.60    10.75  -  12.34
     2011........   18      9.26 -  9.75        175       0.21         1.15 -  2.60    (4.94) -  (3.58)
     2010........   23      9.74 - 10.11        234       0.35         1.15 -  2.60    10.45  -  12.03

     AST FI Pyramis Quantitative (b)
     2014........  184     10.39 - 11.55      2,063         --         1.15 -  2.60     0.53  -   1.98
     2013........  219     10.33 - 11.32      2,402         --         1.15 -  2.60    11.85  -  13.45
     2012........  263      9.24 -  9.98      2,555       2.14         1.15 -  2.60     7.82  -   9.37
     2011........  266      8.57 -  9.12      2,381       1.69         1.15 -  2.60    (4.00) -  (2.62)
     2010........  345      8.92 -  9.37      3,181       1.45         1.15 -  2.60    11.46  -  13.06

     AST Franklin Templeton Founding Funds Allocation
     2014........  240     13.13 - 13.54      3,222         --         1.15 -  2.25     0.77  -   2.00
     2013........  253     13.03 - 13.27      3,337         --         1.15 -  2.25    21.77  -  23.05
     2012 (av)...  278     10.71 - 10.79      2,991         --         1.15 -  2.25     7.08  -   7.86

     AST Franklin Templeton Founding Funds Plus
     2014........   --     10.68 - 11.03         --         --        <0.01 - <0.01    (0.40) -   1.47
     2013 (aw)...   --       N/A  -  N/A         --         --          N/A  -  N/A       N/A  -   N/A

(b) Previously known as AST First Trust Balanced Target
(av) For the period beginning April 30, 2012 and ended December 31, 2012
(aw) For the period beginning April 29, 2013 and ended December 31, 2013

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Global Real Estate
     2014..........   <1    $12.88 - 13.30      $  3         -- %        1.15 - 1.65%    12.07  -  12.63%
     2013..........   <1     11.49 - 11.81         3          --         1.15 - 1.65      2.65  -   3.16
     2012..........   <1     11.20 - 11.45         3        1.76         1.15 - 1.65     24.74  -  25.36
     2011..........   <1      8.98 -  9.13         2        2.05         1.15 - 1.65     (6.58) -  (6.12)
     2010..........   <1      9.61 -  9.73         3        1.12         1.15 - 1.65     18.25  -  18.83

     AST Goldman Sachs Concentrated Growth
     2014 (c)(d)...   --        N/A -  N/A        --          --          N/A - N/A         N/A  -   N/A
     2013..........    4     13.99 - 14.31        55          --         1.15 - 1.50     27.82  -  28.26
     2012..........    4     10.95 - 11.15        49        0.31         1.15 - 1.50     17.99  -  18.40
     2011..........    6      9.28 -  9.42        53        0.20         1.15 - 1.50     (5.38) -  (5.05)
     2010..........    5      9.81 -  9.92        51        0.08         1.15 - 1.50      8.66  -   9.03

     AST Goldman Sachs Large-Cap Value
     2014..........    1     12.54 - 12.87        12          --         1.15 - 1.50     11.46  -  11.84
     2013..........    1     11.25 - 11.51        11          --         1.15 - 1.50     31.57  -  32.02
     2012..........    1      8.55 -  8.72         8        0.44         1.15 - 1.50     17.89  -  18.30
     2011..........    2      7.26 -  7.37        16        0.99         1.15 - 1.50     (6.92) -  (6.59)
     2010..........    2      7.80 -  7.89        17        1.52         1.15 - 1.50     11.22  -  11.60

     AST Goldman Sachs Mid-Cap Growth
     2014..........    3     17.28 - 18.39        59          --         1.15 - 2.00      9.34  -  10.26
     2013..........    3     15.81 - 16.68        55          --         1.15 - 2.00     29.60  -  30.69
     2012..........    3     12.20 - 12.76        42          --         1.15 - 2.00     17.26  -  18.25
     2011..........    4     10.40 - 10.79        48          --         1.15 - 2.00     (4.88) -  (4.08)
     2010..........    4     10.93 - 11.25        50          --         1.15 - 2.00     17.47  -  18.46

     AST Goldman Sachs Multi-Asset
     2014..........   42     11.63 - 12.30       509          --         1.15 - 2.00      2.00  -   2.86
     2013..........   49     11.40 - 11.96       574          --         1.15 - 2.00      7.66  -   8.57
     2012..........   50     10.59 - 11.01       543        0.62         1.15 - 2.00      7.96  -   8.88
     2011..........   47      9.81 - 10.12       469        0.49         1.15 - 2.00     (2.46) -  (1.64)
     2010..........   55     10.06 - 10.28       557        0.42         1.15 - 2.00      9.41  -  10.33

     AST Goldman Sachs Small-Cap Value
     2014..........   <1     19.42 - 20.05         8          --         1.15 - 1.65      5.46  -   5.98
     2013..........   <1     18.41 - 18.92         8          --         1.15 - 1.65     36.56  -  37.23
     2012..........   <1     13.49 - 13.79         6        0.58         1.15 - 1.65     13.81  -  14.37
     2011..........   <1     11.85 - 12.05         5        1.22         1.15 - 1.65     (0.34) -   0.15
     2010..........   <1     11.89 - 12.03         5        2.09         1.15 - 1.65     24.71  -  25.32

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d) For the period beginning January 1, 2014 and ended February 7, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Herndon Large-Cap Value
     2014...    2    $11.26 - 11.68     $   25        -- %        1.15 - 1.65%    (0.09) -   0.40%
     2013...    2     11.27 - 11.63         25         --         1.15 - 1.65     32.44  -  33.10
     2012...    3      8.51 -  8.74         22       1.04         1.15 - 1.65     11.56  -  12.11
     2011...    2      7.63 -  7.80         15       0.72         1.15 - 1.65     (2.11) -  (1.62)
     2010...    2      7.79 -  7.92         17       1.47         1.15 - 1.65     10.61  -  11.16

     AST High Yield
     2014...    5     13.99 - 14.56         77         --         1.00 - 1.50      0.67  -   1.54
     2013...    6     13.89 - 14.34         89         --         1.00 - 1.50      5.88  -   6.12
     2012...    6     13.16 - 13.52         85       6.69         1.00 - 1.50     12.43  -  13.49
     2011...    3     11.70 - 11.91         33       3.49         1.15 - 1.55      1.60  -   2.00
     2010...    8     11.52 - 11.68         87       1.84         1.15 - 1.55     11.77  -  12.21

     AST International Growth
     2014...    5      8.97 -  9.31         45         --         1.15 - 1.65     (7.06) -  (6.60)
     2013...    5      9.65 -  9.97         49         --         1.15 - 1.65     17.12  -  17.70
     2012...    6      8.24 -  8.47         51       1.19         1.15 - 1.65     18.41  -  18.99
     2011...    7      6.96 -  7.12         47       0.63         1.15 - 1.65    (14.34) - (13.91)
     2010...    7      8.13 -  8.27         55       0.30         1.15 - 1.65     12.64  -  13.19

     AST International Value
     2014...    7      8.40 -  8.94         58         --         1.15 - 1.65    (10.54) -  (7.77)
     2013...    7      9.39 -  9.70         65         --         1.15 - 1.65     18.11  -  19.75
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65     15.35  -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00    (14.27) - (13.54)
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00      8.90  -   9.82

     AST Investment Grade Bond
     2014...  131     14.94 - 15.85      2,026         --         1.15 - 2.05      4.58  -   5.51
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05     (5.13) -  (4.28)
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05      7.20  -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05     10.19  -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05      8.58  -   9.55

     AST J.P. Morgan Global Thematic
     2014...   14     12.95 - 13.47        182         --         1.15 - 1.75      4.53  -   5.15
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75     14.96  -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90     12.27  -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10     (2.61) -  (1.70)
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10     11.47  -  12.52

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST J.P. Morgan International Equity
     2014.......    5    $ 9.18 -  9.77     $   49        -- %        1.15 - 2.00%    (8.20) -  (7.43)%
     2013.......    5     10.00 - 10.56         53         --         1.15 - 2.00     13.10  -  14.05
     2012.......    5      8.84 -  9.26         49       1.88         1.15 - 2.00     19.51  -  20.52
     2011.......    6      7.40 -  7.68         45       1.27         1.15 - 2.00    (10.93) - (10.18)
     2010.......    6      8.31 -  8.55         50       1.26         1.15 - 2.00      5.07  -   5.95

     AST J.P. Morgan Strategic Opportunities
     2014.......  273     11.31 - 12.57      3,310         --         1.15 - 2.60      2.77  -   4.25
     2013.......  285     11.00 - 12.06      3,339         --         1.15 - 2.60      8.22  -   9.77
     2012.......  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60      7.90  -   9.46
     2011.......  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60     (2.31) -  (0.91)
     2010.......  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60      4.60  -   6.10

     AST Large-Cap Value
     2014.......    1     12.46 - 12.46          9         --         1.15 - 1.15     12.45  -  12.45
     2013.......    1     11.08 - 11.08          8         --         1.15 - 1.15     38.27  -  38.27
     2012.......   <1      8.01 -  8.01          6       0.64         1.15 - 1.15     15.55  -  15.55
     2011.......   <1      6.94 -  6.94          1       1.29         1.15 - 1.15     (5.27) -  (5.27)
     2010.......   <1      7.32 -  7.32          1       1.97         1.15 - 1.15     11.87  -  11.87

     AST Loomis Sayles Large-Cap Growth
     2014 (c)...   12     13.85 - 14.90        172         --         1.00 - 2.00      8.42  -   9.49
     2013.......   10     12.77 - 13.61        133         --         1.00 - 2.00     33.93  -  35.26
     2012.......   10      9.54 - 10.06         98       0.36         1.00 - 2.00     10.06  -  11.88
     2011.......    8      8.66 -  8.99         74       0.28         1.15 - 2.00     (2.86) -  (2.04)
     2010.......    8      8.92 -  9.18         77       0.63         1.15 - 2.00     17.40  -  18.39

     AST Lord Abbett Core Fixed Income
     2014.......    4     13.37 - 13.87         58         --         1.00 - 1.50      4.81  -   5.33
     2013.......    4     12.75 - 13.16         58         --         1.00 - 1.50     (3.45) -  (2.97)
     2012.......    5     13.21 - 13.57         62       1.05         1.00 - 1.50      4.36  -   5.57
     2011.......    4     12.66 - 12.85         49       1.78         1.15 - 1.50      8.54  -   8.92
     2010.......    4     11.66 - 11.80         51       6.21         1.15 - 1.50     11.74  -  12.12

     AST MFS Global Equity
     2014.......    5     14.43 - 14.97         68         --         1.00 - 1.50      2.10  -   2.60
     2013.......    5     14.13 - 14.59         67         --         1.00 - 1.50     25.75  -  26.37
     2012.......    5     11.24 - 11.54         56       0.97         1.00 - 1.50     21.25  -  22.66
     2011.......    4      9.27 -  9.41         39       0.46         1.15 - 1.50     (4.56) -  (4.23)
     2010.......    4      9.71 -  9.83         41       0.44         1.15 - 1.50     10.39  -  10.77

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST MFS Growth
     2014........   <1    $15.38 - 15.38      $  4         -- %        1.15 - 1.15%     7.47  -   7.47%
     2013........    1     14.31 - 14.31        18          --         1.15 - 1.15     35.15  -  35.15
     2012........    1     10.59 - 10.59        14          --         1.15 - 1.15     15.75  -  15.75
     2011........    2      9.15 -  9.15        14        0.34         1.15 - 1.15     (1.72) -  (1.72)
     2010........    2      9.31 -  9.31        16        0.12         1.15 - 1.15     11.50  -  11.50

     AST Mid-Cap Value
     2014........    3     15.67 - 16.68        46          --         1.15 - 2.00     12.71  -  13.66
     2013........    3     13.90 - 14.67        41          --         1.15 - 2.00     29.82  -  30.91
     2012........    3     10.71 - 11.21        31        0.62         1.15 - 2.00     16.08  -  17.06
     2011........    4      9.23 -  9.57        38        0.61         1.15 - 2.00     (5.34) -  (4.55)
     2010........    4      9.75 - 10.03        39        0.67         1.15 - 2.00     21.18  -  22.20

     AST Money Market
     2014........   47      8.99 -  9.74       432          --         1.00 - 2.00     (2.68) -  (1.00)
     2013........   45      9.24 -  9.84       422          --         1.00 - 2.00     (1.43) -  (0.99)
     2012........   34      9.34 -  9.86       325        0.01         1.15 - 1.85     (2.41) -  (1.14)
     2011........   43      9.57 -  9.97       418        0.02         1.15 - 2.10     (2.03) -  (1.12)
     2010........   77      9.77 - 10.08       773        0.02         1.15 - 2.10     (2.03) -  (1.11)

     AST Neuberger Berman / LSV Mid-Cap Value
     2014........    2     16.61 - 17.23        28          --         1.15 - 1.65     12.39  -  12.95
     2013........    2     14.78 - 15.25        26          --         1.15 - 1.65     39.70  -  40.39
     2012........    2     10.58 - 10.87        25        0.94         1.15 - 1.65     15.22  -  15.79
     2011........    4      9.18 -  9.38        34        0.87         1.15 - 1.65     (4.07) -  (3.59)
     2010........    4      9.57 -  9.73        38        1.14         1.15 - 1.65     21.43  -  22.03

     AST Neuberger Berman Mid-Cap Growth
     2014........    4     14.54 - 15.25        55          --         1.00 - 1.65      6.18  -   6.87
     2013........    4     13.69 - 14.27        52          --         1.00 - 1.65     30.46  -  31.30
     2012........    4     10.49 - 10.87        41          --         1.00 - 1.65     10.55  -  12.00
     2011........    3      9.49 -  9.70        32          --         1.15 - 1.65      0.04  -   0.53
     2010........    3      9.49 -  9.65        33          --         1.15 - 1.65     26.59  -  27.21

     AST New Discovery Asset Allocation
     2014........   <1     12.54 - 12.54         6          --         1.50 - 1.50      3.58  -   3.58
     2013........   <1     12.11 - 12.11         3          --         1.50 - 1.50     17.16  -  17.16
     2012 (ax)...    1     10.34 - 10.34         6        2.32         1.50 - 1.50      3.37  -   3.37

(ax) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Parametric Emerging Markets Equity
     2014...     2   $ 9.24 -  9.54    $    14        -- %        1.15 - 1.65%    (6.23) -  (5.77)%
     2013...     2     9.85 - 10.12         16         --         1.15 - 1.65     (1.41) -  (0.92)
     2012...     2     9.99 - 10.22         17       1.57         1.15 - 1.65     16.01  -  16.59
     2011...     2     8.62 -  8.76         21       0.88         1.15 - 1.65    (21.57) - (21.18)
     2010...     3    10.93 - 11.12         37       0.47         1.15 - 1.85     20.05  -  20.88

     AST PIMCO Limited Maturity Bond
     2014...     8    11.18 - 11.72         95         --         1.00 - 1.65     (1.72) -  (1.08)
     2013...     9    11.37 - 11.85        103         --         1.00 - 1.65     (3.76) -  (3.14)
     2012...    10    11.82 - 12.24        116       1.12         1.00 - 1.65      2.99  -   4.34
     2011...     9    11.47 - 11.73        108       0.91         1.15 - 1.65      0.59  -   1.09
     2010...    10    11.41 - 11.60        114       2.35         1.15 - 1.65      2.21  -   2.72

     AST PIMCO Total Return Bond
     2014...     8    13.39 - 13.89        109         --         1.15 - 1.65      2.06  -   2.54
     2013...     9    13.06 - 13.61        114         --         1.00 - 1.65     (2.81) -  (1.61)
     2012...    33    13.27 - 14.00        440       2.47         1.00 - 2.00      7.17  -   8.95
     2011...    33    12.38 - 12.85        411       1.75         1.15 - 2.00      1.16  -   2.00
     2010...    33    12.24 - 12.60        408       1.58         1.15 - 2.00      5.60  -   6.49

     AST Preservation Asset Allocation
     2014...   615    12.02 - 13.36      7,944         --         1.15 - 2.60      3.09  -   4.57
     2013...   684    11.66 - 12.78      8,487         --         1.15 - 2.60      6.44  -   7.97
     2012...   752    10.95 - 11.83      8,681       1.14         1.15 - 2.60      7.57  -   9.12
     2011...   768    10.18 - 10.84      8,176       0.90         1.15 - 2.60     (1.56) -  (0.15)
     2010...   779    10.34 - 10.86      8,337       1.37         1.15 - 2.60      7.77  -   9.31

     AST Prudential Growth Allocation
     2014...   826    10.58 - 11.76      9,408         --         1.15 - 2.60      6.43  -   7.95
     2013...   878     9.94 - 10.89      9,291         --         1.15 - 2.60     14.06  -  15.69
     2012... 1,112     8.71 -  9.41     10,160       1.72         1.15 - 2.60     10.05  -  11.63
     2011... 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60     (8.59) -  (7.28)
     2010... 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60     16.00  -  17.66

     AST QMA US Equity Alpha
     2014...     4    14.14 - 14.94         56         --         1.00 - 1.75     15.19  -  16.05
     2013...     4    12.28 - 12.88         47         --         1.00 - 1.75     30.15  -  31.12
     2012...     5     9.43 -  9.82         47       0.73         1.00 - 1.75     16.76  -  18.41
     2011...     3     8.08 -  8.29         29       0.68         1.15 - 1.75      1.68  -   2.28
     2010...     4     7.95 -  8.11         29       0.61         1.15 - 1.75     13.07  -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST RCM World Trends
     2014.....  130     $11.03 - 12.17      $1,528         -- %        1.15 - 2.65%     2.42  -   3.94%
     2013.....  136      10.77 - 11.71       1,550          --         1.15 - 2.65      9.53  -  11.16
     2012.....  169       9.83 - 10.53       1,741        0.61         1.15 - 2.65      7.43  -   9.02
     2011.....  170       9.15 -  9.66       1,613        0.39         1.15 - 2.65     (4.35) -  (2.93)
     2010.....  185       9.57 -  9.95       1,823        0.54         1.15 - 2.65      9.03  -  10.64

     AST Schroders Global Tactical
     2014.....   44      12.32 - 12.82         561          --         1.15 - 1.75      3.62  -   4.23
     2013.....   43      11.89 - 12.30         520          --         1.15 - 1.75     14.97  -  16.72
     2012.....   38      10.37 - 10.54         402        0.63         1.15 - 1.50     14.39  -  14.58
     2011.....   28       9.06 -  9.19         255        0.26         1.15 - 1.55     (3.88) -  (3.50)
     2010.....   33       9.43 -  9.53         317        0.39         1.15 - 1.55     12.60  -  13.04

     AST Schroders Multi-Asset World Strategies
     2014.....   56      10.91 - 12.13         653          --         1.15 - 2.60      0.42  -   1.86
     2013.....   61      10.87 - 11.91         704          --         1.15 - 2.60     11.50  -  13.10
     2012.....   80       9.75 - 10.53         821        2.64         1.15 - 2.60      8.31  -   9.87
     2011.....   66       9.00 -  9.58         623        1.97         1.15 - 2.60     (5.83) -  (4.48)
     2010.....   82       9.56 - 10.03         813        0.66         1.15 - 2.60      8.98  -  10.54

     AST Small-Cap Growth
     2014.....   <1      16.47 - 16.47           1          --         1.50 - 1.50      0.03  -   2.28
     2013.....   <1      16.11 - 16.47           4          --         1.15 - 1.50     33.17  -  33.63
     2012.....   <1      12.09 - 12.32           3          --         1.15 - 1.50     10.51  -  10.90
     2011.....   <1      10.94 - 11.11           3          --         1.15 - 1.50     (2.44) -  (2.11)
     2010.....   <1      11.22 - 11.35           3        0.21         1.15 - 1.50     34.40  -  34.86

     AST Small-Cap Growth Opportunities (e)
     2014.....    2      13.81 - 14.48          26          --         1.00 - 1.65      3.23  -   3.90
     2013.....    2      13.37 - 13.94          25          --         1.00 - 1.65     38.52  -  39.42
     2012.....    2       9.65 - 10.00          20          --         1.00 - 1.65     18.12  -  19.67
     2011.....    2       8.17 -  8.35          17        0.43         1.15 - 1.65    (14.52) - (14.10)
     2010.....    1       9.56 -  9.73          13        0.05         1.15 - 1.65     30.39  -  31.04

     AST Small-Cap Value
     2014.....    2      14.85 - 15.81          31          --         1.15 - 1.65      0.94  -   4.07
     2013.....    2      14.71 - 15.19          30          --         1.15 - 1.65     35.84  -  37.72
     2012.....    2      10.89 - 11.18          23        0.59         1.15 - 1.65     16.81  -  18.03
     2011.....    3       9.22 -  9.57          30        0.56         1.15 - 2.00     (7.82) -  (7.04)
     2010.....    3      10.01 - 10.30          34        0.42         1.15 - 2.00     23.52  -  24.56

(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Templeton Global Bond
     2014...    4    $11.61 - 12.04     $   53        -- %        1.15 - 1.65%    (1.08) -  (0.59)%
     2013...    5     11.73 - 12.11         56         --         1.15 - 1.65     (5.32) -  (4.85)
     2012...    5     12.39 - 12.73         62       1.86         1.15 - 1.65      3.51  -   4.03
     2011...    8     11.97 - 12.24         95       2.63         1.15 - 1.65      2.43  -   2.94
     2010...    8     11.69 - 11.89         95       2.79         1.15 - 1.65      4.03  -   4.54

     AST T. Rowe Price Asset Allocation
     2014...  445     12.47 - 13.86      5,969         --         1.15 - 2.60      3.19  -   4.67
     2013...  513     12.08 - 13.24      6,585         --         1.15 - 2.60     13.87  -  15.50
     2012...  507     10.61 - 11.46      5,669       1.31         1.15 - 2.60     10.61  -  12.20
     2011...  524      9.59 - 10.22      5,235       1.10         1.15 - 2.60     (0.60) -   0.82
     2010...  595      9.65 - 10.13      5,927       0.97         1.15 - 2.60      8.71  -  10.27

     AST T. Rowe Price Equity Income
     2014...    7     10.80 - 11.62         80         --         1.00 - 2.00      5.36  -   6.40
     2013...    7     10.25 - 10.92         77         --         1.00 - 2.00     27.14  -  28.40
     2012...    8      8.06 -  8.50         63       0.19         1.00 - 2.00     14.94  -  16.85
     2011...    6      7.01 -  7.28         44       1.06         1.15 - 2.00     (3.57) -  (2.76)
     2010...    6      7.27 -  7.48         46       1.31         1.15 - 2.00     11.02  -  11.96

     AST T. Rowe Price Large-Cap Growth
     2014...    1     17.30 - 17.75         19         --         1.15 - 1.50      6.74  -   7.11
     2013...    1     16.21 - 16.57         17         --         1.15 - 1.50     41.89  -  42.39
     2012...    3     11.42 - 11.64         33         --         1.15 - 1.50     15.84  -  16.24
     2011...    3      9.86 - 10.01         32         --         1.15 - 1.50     (3.15) -  (2.81)
     2010...    3     10.18 - 10.30         33         --         1.15 - 1.50     14.10  -  14.49

     AST T. Rowe Price Natural Resources
     2014...   11      8.71 -  9.03        101         --         1.15 - 1.65     (9.85) -  (9.40)
     2013...   13      9.66 -  9.97        126         --         1.15 - 1.65     13.51  -  14.07
     2012...   14      8.51 -  8.74        117       0.46         1.15 - 1.65      1.93  -   2.44
     2011...   14      8.35 -  8.53        114       0.54         1.15 - 1.65    (16.30) - (15.89)
     2010...   12      9.97 - 10.14        124       0.41         1.15 - 1.65     18.50  -  19.08

     AST Wellington Management Hedged Equity
     2014...   20     10.69 - 10.81        211         --         1.50 - 1.65      3.79  -   3.94
     2013...   15     10.30 - 10.40        160         --         1.50 - 1.65     18.54  -  18.72
     2012...   14      8.69 -  8.76        119       0.29         1.50 - 1.65      9.20  -   9.36
     2011...   13      7.95 -  8.01        106       0.31         1.50 - 1.65     (5.02) -  (4.88)
     2010...   14      8.37 -  8.42        114       0.45         1.50 - 1.65     12.77  -  12.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Western Asset Core Plus Bond
     2014........     1   $12.83 - 12.83    $    13        -- %        1.00 - 1.00%     6.13  -   6.13%
     2013........     1    12.09 - 12.09         13         --         1.00 - 1.00     (2.47) -  (2.47)
     2012 (ay)...     1    12.39 - 12.39         13         --         1.00 - 1.00      6.78  -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2014........ 1,324    12.35 - 20.00     18,443         --         0.70 - 2.59     10.04  -  12.18
     2013........ 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59     30.26  -  32.79
     2012........ 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59     10.63  -  12.79
     2011........ 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59     (1.64) -   0.27
     2010........ 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59     11.82  -  13.99

     Alliance Bernstein VPS Growth & Income
     2014........ 2,985    19.22 - 23.02     54,295       1.07         0.70 - 2.59      6.46  -   8.53
     2013........ 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59     31.11  -  33.65
     2012........ 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59     14.20  -  16.42
     2011........ 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59      3.33  -   5.33
     2010........ 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59      9.88  -  12.01

     Alliance Bernstein VPS International Value
     2014........ 1,037     9.19 - 10.44     10,427       3.23         1.29 - 2.59     (8.88) -  (7.67)
     2013........ 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59     19.55  -  21.15
     2012........ 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59     11.23  -  12.72
     2011........ 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59    (21.52) - (20.48)
     2010........ 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59      1.60  -   2.95

     Alliance Bernstein VPS Large Cap Growth
     2014........ 1,431    11.97 - 19.06     16,401         --         0.94 - 2.59     10.89  -  12.77
     2013........ 1,886    10.61 - 17.19     20,320         --         0.94 - 2.59     31.57  -  33.45
     2012........ 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59     13.67  -  15.89
     2011........ 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59     (6.24) -  (4.42)
     2010........ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59      6.99  -   9.07

     Alliance Bernstein VPS Small/Mid Cap Value
     2014........   434    28.09 - 32.79     13,578       0.41         1.29 - 2.59      6.12  -   7.54
     2013........   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59     34.07  -  35.86
     2012........   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59     15.39  -  16.94
     2011........ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59    (10.98) -  (9.80)
     2010........ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59     23.31  -  24.96

(ay) For the period beginning August 20, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Value
     2014.........   67    $13.06 - 14.84     $  945       1.55%        1.29 - 2.59%     7.90  -   9.34%
     2013.........   84     12.10 - 13.57      1,089       1.89         1.29 - 2.59     32.96  -  34.73
     2012.........  139      9.10 - 10.08      1,352       1.78         1.29 - 2.59     12.54  -  14.05
     2011.........  167      8.09 -  8.83      1,442       1.17         1.29 - 2.59     (6.26) -  (5.02)
     2010.........  231      8.63 -  9.30      2,098       1.78         1.29 - 2.59      8.54  -   9.98

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2014.........    1     22.18 - 22.18         12       1.56         1.45 - 1.45      8.27  -   8.27
     2013.........    1     20.48 - 20.48         12       1.63         1.45 - 1.45     15.74  -  15.74
     2012.........    1     17.70 - 17.70         11       2.14         1.45 - 1.45     10.19  -  10.19
     2011.........    1     16.06 - 16.06         10       1.95         1.45 - 1.45      3.82  -   3.82
     2010.........    1     15.47 - 15.47         11       1.30         1.45 - 1.45     10.03  -  10.03

     American Century VP International
     2014.........   <1     17.65 - 17.65          6       1.68         1.45 - 1.45     (6.87) -  (6.87)
     2013.........   <1     18.95 - 18.95          6       1.65         1.45 - 1.45     20.65  -  20.65
     2012.........   <1     15.71 - 15.71          5       0.83         1.45 - 1.45     19.41  -  19.41
     2011.........   <1     13.16 - 13.16          4       1.44         1.45 - 1.45    (13.31) - (13.31)
     2010.........   <1     15.18 - 15.18          5       4.08         1.45 - 1.45     11.66  -  11.66

Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts:
     Deutsche Bond VIP A (g)
     2014.........   19     15.64 - 15.90        299       3.99         0.70 - 0.80      5.78  -   5.89
     2013.........   20     14.79 - 15.01        299       3.38         0.70 - 0.80     (3.81) -  (3.71)
     2012.........   23     15.37 - 15.59        365       4.45         0.70 - 0.80      6.91  -   7.02
     2011.........   20     14.38 - 14.57        296       8.30         0.70 - 0.80      4.84  -   4.95
     2010.........   38     13.72 - 13.88        526       4.42         0.70 - 0.80      5.94  -   6.04

     Deutsche Capital Growth VIP A (h)
     2014.........   54     20.00 - 20.33      1,086       0.62         0.70 - 0.80     12.07  -  12.18
     2013.........   61     17.85 - 18.12      1,106       1.19         0.70 - 0.80     33.57  -  33.70
     2012.........   69     13.36 - 13.55        928       0.88         0.70 - 0.80     15.12  -  15.24
     2011.........   82     11.61 - 11.76        967       0.77         0.70 - 0.80     (5.23) -  (5.14)
     2010.........   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80     15.77  -  15.89

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts (continued):
     Deutsche Core Equity VIP A (i)
     2014.....   34      $17.94 - 18.23      $  617        1.06%        0.70 - 0.80%    10.93  -  11.04%
     2013.....   37       16.17 - 16.42         611        1.25         0.70 - 0.80     36.23  -  36.37
     2012.....   32       11.87 - 12.04         382        1.23         0.70 - 0.80     14.89  -  15.00
     2011.....   39       10.33 - 10.47         405        1.17         0.70 - 0.80     (0.94) -  (0.84)
     2010.....   40       10.43 - 10.56         419        1.66         0.70 - 0.80     13.48  -  13.60

     Deutsche Global Small Cap VIP A (j)
     2014.....   31       33.45 - 33.99       1,063        0.84         0.70 - 0.80     (4.90) -  (4.80)
     2013.....   33       35.17 - 35.71       1,176        0.63         0.70 - 0.80     34.85  -  34.99
     2012.....   38       26.08 - 26.45       1,001        0.67         0.70 - 0.80     14.45  -  14.56
     2011.....   46       22.79 - 23.09       1,054        1.62         0.70 - 0.80    (10.62) - (10.53)
     2010.....   42       25.49 - 25.81       1,091        0.43         0.70 - 0.80     25.63  -  25.75

     Deutsche International VIP A (k)
     2014.....   18       11.65 - 11.84         217        1.96         0.70 - 0.80    (12.47) - (12.38)
     2013.....   22       13.31 - 13.52         290        4.65         0.70 - 0.80     19.27  -  19.39
     2012.....   29       11.16 - 11.32         324        2.13         0.70 - 0.80     19.68  -  19.80
     2011.....   31        9.33 -  9.45         289        1.84         0.70 - 0.80    (17.34) - (17.25)
     2010.....   34       11.28 - 11.42         385        2.31         0.70 - 0.80      0.81  -   0.91

Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts:
     Deutsche Global Income Builder VIP A II (m)
     2014.....   78       15.38 - 15.53       1,204        3.18         0.70 - 0.80      3.00  -   3.10
     2013.....   87       14.93 - 15.07       1,310        2.13         0.70 - 0.80     15.69  -  15.81
     2012.....   97       12.91 - 13.01       1,263        1.55         0.70 - 0.80     12.07  -  12.19
     2011.....  102       11.52 - 11.60       1,185        1.62         0.70 - 0.80     (2.21) -  (2.11)
     2010.....  122       11.78 - 11.85       1,442        3.00         0.70 - 0.80     10.34  -  10.45

(f) Previously known as DWS Variable Series I
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts (continued):
     Deutsche Money Market VIP A II (n)
     2014...   16    $10.21 - 10.30      $163        0.01%        0.70 - 0.80%    (0.79) -  (0.69)%
     2013...   16     10.29 - 10.37       169        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2012...   17     10.37 - 10.44       173        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2011...   25     10.46 - 10.51       259        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2010...   34     10.54 - 10.59       355        0.01         0.70 - 0.80     (0.79) -  (0.69)

     Deutsche Small Mid Cap Growth VIP A II (o)
     2014...   22     18.38 - 18.56       403          --         0.70 - 0.80      4.85  -   4.96
     2013...   22     17.53 - 17.69       384        0.12         0.70 - 0.80     41.64  -  41.78
     2012...   23     12.38 - 12.47       282          --         0.70 - 0.80     13.43  -  13.55
     2011...   30     10.91 - 10.99       324        0.52         0.70 - 0.80     (4.67) -  (4.58)
     2010...   32     11.45 - 11.51       368          --         0.70 - 0.80     28.41  -  28.53

Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2014...    1     16.20 - 16.79        22        1.03         1.15 - 1.37     11.91  -  12.16
     2013...    1     14.48 - 14.97        20        1.25         1.15 - 1.37     32.52  -  32.81
     2012...    1     10.59 - 11.27        15        0.82         1.15 - 1.59     10.20  -  10.69
     2011...    1      9.61 - 10.18        14        1.02         1.15 - 1.59     (0.69) -  (0.25)
     2010...    2      8.39 - 10.21        18        0.65         1.15 - 1.60     12.98  -  13.50

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2014...   32     15.99 - 19.65       604        1.74         1.15 - 1.85     11.33  -  12.13
     2013...   33     14.36 - 17.52       555        1.84         1.15 - 1.85     29.59  -  30.52
     2012...   35     11.08 - 13.43       451        2.07         1.15 - 1.85     13.59  -  14.41
     2011...   39      9.76 - 11.74       442        1.88         1.15 - 1.85     (0.00) -   0.72
     2010...   42      9.76 - 11.65       472        1.80         1.15 - 1.85     12.72  -  13.53

(l) Previously known as DWS Variable Series II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                --------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
                UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2014......    5      $16.79 - 19.49      $    92        0.77%       1.15 - 2.00%     7.87  -   8.82%
     2013......    5       15.57 - 17.91           90        0.90        1.15 - 2.00     34.05  -  35.22
     2012......    6       11.61 - 13.25           75        1.37        1.15 - 2.00     15.71  -  16.72
     2011......    8       10.04 - 11.35           88        1.26        1.15 - 2.00     (4.73) -  (3.90)
     2010......   11       10.53 - 11.81          126        1.13        1.15 - 2.00     16.24  -  17.25

     VIF Money Market
     2014......   33        9.43 - 11.50          341       <0.01        1.15 - 1.85     (1.85) -  (1.14)
     2013......   40        9.60 - 11.63          425          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......   47        9.78 - 11.76          506          --        1.15 - 1.85     (1.85) -  (1.15)
     2011......   53        9.97 - 11.90          577        0.01        1.15 - 1.85     (1.84) -  (1.13)
     2010......   65       10.16 - 12.04          703        0.01        1.15 - 1.85     (1.84) -  (1.13)

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2014......  416        9.43 - 11.11        4,847          --        1.15 - 1.85     (1.85) -  (1.14)
     2013......  481        9.60 - 11.24        5,678          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......  589        9.79 - 11.37        7,077          --        1.15 - 1.85     (1.86) -  (1.15)
     2011......  727        9.97 - 11.50        8,816          --        1.15 - 1.85     (1.84) -  (1.14)
     2010......  917       10.16 - 11.64       11,242          --        1.15 - 1.85     (1.85) -  (1.14)

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2014......  181       20.26 - 31.13        4,509        0.86        1.15 - 1.65     10.11  -  10.66
     2013......  238       21.07 - 28.13        5,318        1.05        1.15 - 1.65     29.14  -  29.79
     2012......  263       14.25 - 21.67        4,535        1.29        1.15 - 1.65      0.03  -  15.08
     2011......  322       14.25 - 18.83        4,845        0.92        1.15 - 1.65     (3.64) -   9.76
     2010......  417       14.86 - 19.54        6,552        1.11        1.15 - 1.65     15.30  -  15.88

     VIP Equity-Income
     2014......   39       17.39 - 21.15          773        2.74        1.15 - 1.65      6.94  -   7.48
     2013......   44       16.27 - 19.67          813        2.40        1.15 - 1.65     26.05  -  26.68
     2012......   54       12.90 - 15.53          784        2.81        1.15 - 1.65     15.38  -  15.96
     2011......   73       11.18 - 13.39          920        2.38        1.15 - 1.65     (0.68) -  (0.18)
     2010......   86       11.26 - 13.42        1,087        1.64        1.15 - 1.65     13.27  -  13.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2014............  231    $11.07 - 18.99     $3,462       0.18%        1.15 - 1.65%     9.48  -  10.03%
     2013............  261     13.10 - 17.26      3,578       0.28         1.15 - 1.65     34.11  -  34.78
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65     12.81  -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65     (0.94) -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65     22.14  -  22.75

     VIP High Income
     2014............   33     15.43 - 17.04        520       5.07         1.15 - 1.65     (0.50) -  (0.00)
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65      4.21  -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65     12.35  -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65      2.33  -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65     11.96  -  12.52

     VIP Index 500
     2014............  246     14.18 - 15.75      3,923       1.48         1.15 - 1.65     11.71  -  12.27
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65     30.08  -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65     14.01  -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65      0.87  -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65     13.14  -  13.71

     VIP Investment Grade Bond
     2014............   63     18.78 - 19.37      1,215       2.20         1.25 - 1.45      4.30  -   4.51
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45     (3.19) -  (3.00)
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45      4.58  -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65      5.58  -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65      6.04  -   6.47

     VIP Overseas
     2014............   55     11.22 - 11.61        721       1.10         1.15 - 1.65     (9.58) -  (9.13)
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65     28.30  -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65     18.76  -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65    (18.52) - (18.11)
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65     11.82  -  32.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2014.........     1   $15.05 - 15.05    $    13       0.81%        1.60 - 1.60%     3.86  -   3.86%
     2013.........     1    14.49 - 14.49         13       0.24         1.60 - 1.60     20.14  -  20.14
     2012.........     5    12.06 - 12.43         56       1.17         1.35 - 1.60     13.27  -  13.56
     2011.........     5    10.65 - 10.94         49       1.02         1.35 - 1.60     (7.95) -  (7.72)
     2010.........     8    11.57 - 11.86         95       0.77         1.35 - 1.60     14.17  -  14.46

     VIP Contrafund (Service Class 2)
     2014......... 2,424    16.30 - 18.27     43,004       0.66         1.29 - 2.59      8.76  -  10.21
     2013......... 3,152    14.79 - 16.80     50,943       0.76         1.29 - 2.59     27.56  -  29.26
     2012......... 4,188    11.44 - 13.17     52,723       1.06         1.29 - 2.59     13.13  -  14.64
     2011......... 5,398     9.98 - 11.64     58,993       0.72         1.29 - 2.59     (4.04) -  19.05
     2010......... 6,781    10.40 - 12.29     77,662       0.94         1.29 - 2.59     13.90  -  15.42

     VIP Equity-Income (Service Class 2)
     2014.........    37    16.83 - 17.51        617       2.58         1.35 - 2.00      6.31  -   7.02
     2013.........    41    15.72 - 16.47        640       2.11         1.35 - 2.00     25.27  -  26.10
     2012.........    54    12.47 - 13.15        662       2.79         1.35 - 2.00     14.71  -  15.47
     2011.........    65    10.80 - 11.46        691       2.08         1.35 - 2.00     (1.35) -  (0.70)
     2010.........    84    10.87 - 11.62        908       1.42         1.35 - 2.00     12.62  -  13.37

     VIP Freedom 2010 Portfolio (Service Class 2)
     2014.........   317    12.55 - 14.02      4,308       1.18         1.29 - 2.54      1.56  -   2.87
     2013.........   438    12.36 - 13.63      5,815       1.20         1.29 - 2.54     10.32  -  11.74
     2012.........   659    11.20 - 12.19      7,849       1.60         1.29 - 2.54      8.74  -  10.14
     2011.........   804    10.30 - 11.07      8,729       1.84         1.29 - 2.54     (2.95) -  (1.71)
     2010.........   834    10.61 - 11.26      9,258       1.83         1.29 - 2.54      9.69  -  11.09

     VIP Freedom 2020 Portfolio (Service Class 2)
     2014.........   290.   12.72 - 13.90..    3,912..      1.22....    1.29 - 2.29...   2.20  -   3.25.
     2013.........   397.   12.45 - 13.46..    5,203..      1.42....    1.29 - 2.29...  12.99  -  14.14.
     2012.........   499.   11.02 - 11.79..    5,753..      1.70....    1.29 - 2.29...  10.48  -  11.61.
     2011.........   595.    9.97 - 10.57..    6,166..      1.86....    1.29 - 2.29... (3.50) -  (2.51).
     2010.........   671.   10.33 - 10.84..    7,168..      1.83....    1.29 - 2.29...  11.71  -  12.85.

     VIP Freedom 2030 Portfolio (Service Class 2)
     2014.........   158.   13.37 - 14.09..    2,173..      1.21....    1.29 - 1.89...   2.76  -   3.39.
     2013.........   197.   13.01 - 13.63..    2,623..      1.45....    1.29 - 1.89...  19.11  -  19.84.
     2012.........   219.   10.92 - 11.37..    2,448..      1.98....    1.29 - 1.89...  13.00  -  13.69.
     2011.........   220.    9.66 - 10.00..    2,169..      1.47....    1.29 - 1.89... (4.66) -  (4.08).
     2010.........   346.   10.14 - 10.43..    3,560..      1.84....    1.29 - 1.89...  13.70  -  14.40.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                           AT DECEMBER 31,                           FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------------ ------------------------------------------------
                              ACCUMULATION                                     EXPENSE            TOTAL
                 UNITS         UNIT VALUE        NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------     -----------------    ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Freedom Income Portfolio (Service Class 2)
     2014.......   120       $11.78 - 12.76       $ 1,487       1.13%        1.29 - 2.19%     1.27  -   2.20%
     2013.......   152        11.64 - 12.48         1,856       1.09         1.29 - 2.19      2.90  -   3.85
     2012.......   207        11.31 - 12.02         2,445       1.06         1.29 - 2.19      4.53  -   4.88
     2011.......   281        10.82 - 11.46         3,164       1.61         1.29 - 2.29     (0.93) -   0.08
     2010.......   285        10.92 - 11.45         3,213       1.52         1.29 - 2.29      4.80  -   5.87

     VIP Growth (Service Class 2)
     2014.......    11        13.28 - 14.23           158         --         1.35 - 1.85      8.96  -   9.51
     2013.......    11        12.19 - 13.00           145       0.05         1.35 - 1.85     33.49  -  34.17
     2012.......    12         9.13 -  9.69           117       0.35         1.35 - 1.85     12.28  -  12.85
     2011.......    14         8.13 -  8.58           120       0.10         1.35 - 1.85     (1.88) -  (1.38)
     2010.......    27         8.29 -  8.70           235       0.03         1.35 - 1.85     21.57  -  22.19

     VIP Growth & Income (Service Class 2)
     2014.......   356        16.34 - 18.58         6,354       1.02         1.29 - 2.59      7.37  -   8.81
     2013.......   761        15.22 - 17.07        12,624       1.61         1.29 - 2.59     29.80  -  31.53
     2012.......   906        11.72 - 12.98        11,479       2.01         1.29 - 2.59     15.18  -  16.72
     2011....... 1,028        10.18 - 11.12        11,194       1.76         1.29 - 2.59     (1.26) -   0.05
     2010.......   903        10.31 - 11.11         9,825       0.45         1.29 - 2.59     11.58  -  13.07

     VIP Growth Stock (Service Class 2)
     2014.......    87        16.68 - 18.46         1,550       0.52         1.29 - 2.44      9.59  -  10.88
     2013.......    95        15.22 - 16.65         1,546       0.31         1.29 - 2.44     29.99  -  32.88
     2012.......    92        11.71 - 12.53         1,128       0.58         1.29 - 2.29     15.46  -  16.65
     2011.......   125        10.14 - 10.74         1,315         --         1.29 - 2.29     (1.85) -  (0.84)
     2010.......   233        10.33 - 10.83         2,481         --         1.29 - 2.29     17.03  -  18.22

     VIP High Income (Service Class 2)
     2014.......   238        14.61 - 16.37         3,846       5.00         1.29 - 2.44     (1.56) -  (0.40)
     2013.......   307        14.84 - 16.43         4,993       5.35         1.29 - 2.44      3.12  -   4.33
     2012.......   365        14.39 - 15.75         5,701       5.34         1.29 - 2.44     11.18  -  12.50
     2011.......   466        12.95 - 14.00         6,476       6.41         1.29 - 2.44      1.19  -   2.38
     2010.......   561        12.79 - 13.67         7,633       7.13         1.29 - 2.44     10.90  -  12.21

     VIP Index 500 (Service Class 2)
     2014.......   499        14.87 - 16.47         7,965       1.31         1.29 - 2.44     10.52  -  11.83
     2013.......   644        13.46 - 14.73         9,263       1.82         1.29 - 2.44     28.69  -  30.21
     2012.......   598        10.46 - 11.31         6,649       1.86         1.29 - 2.44     12.80  -  14.14
     2011.......   684         9.27 -  9.91         6,687       1.70         1.29 - 2.44     (0.69) -   0.47
     2010.......   757         9.34 -  9.86         7,385       1.58         1.29 - 2.44     11.93  -  13.25

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Investment Grade Bond (Service Class 2)
     2014.....    <1     $15.23 - 15.23     $     1        1.71%        1.50 - 1.50%     4.03  -   4.03%
     2013.....    <1      14.64 - 14.64           2        2.40         1.50 - 1.50     (3.54) -  (3.54)
     2012.....    <1      15.18 - 15.18           2        2.19         1.50 - 1.50      4.02  -   4.02
     2011.....    <1      14.59 - 14.59           1        3.10         1.50 - 1.50      5.43  -   5.43
     2010.....    <1      13.84 - 13.84           1        3.47         1.50 - 1.50      5.93  -   5.93

     VIP Mid Cap (Service Class 2)
     2014.....   672      16.43 - 19.95      12,151        0.02         1.29 - 2.44      3.44  -   4.66
     2013.....   869      15.70 - 19.29      15,307        0.26         1.29 - 2.44     34.12  -  34.13
     2012..... 1,098      11.70 - 14.38      14,508        0.37         1.29 - 2.59     11.59  -  13.08
     2011..... 1,353      10.35 - 12.89      15,901        0.02         1.29 - 2.59    (12.00) -  16.59
     2010..... 1,728      11.76 - 14.84      23,239        0.12         1.29 - 2.59     25.25  -  26.91

     VIP Money Market (Service Class 2)
     2014.....   880       8.92 -  9.40       8,471        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2013.....   961       9.16 -  9.52       9,439        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2012..... 1,363       9.40 -  9.64      13,578        0.01         1.25 - 2.59     (2.59) -  (1.24)
     2011..... 1,590       9.65 -  9.76      16,085        0.01         1.25 - 2.59     (2.57) -  (1.23)
     2010..... 1,777       9.88 -  9.90      18,304        0.01         1.25 - 2.59     (2.52) -  (1.17)

     VIP Overseas (Service Class 2)
     2014.....     2      12.59 - 13.49          34        1.07         1.35 - 1.85     (9.99) -  (9.53)
     2013.....     3      13.98 - 14.91          41        1.10         1.35 - 1.85     27.76  -  28.41
     2012.....     3      10.95 - 11.61          33        1.65         1.35 - 1.85     18.15  -  18.75
     2011.....     3       9.26 -  9.78          32        1.02         1.35 - 1.85    (18.87) - (18.45)
     2010.....     4      11.42 - 11.99          55        0.77         1.35 - 1.85     10.74  -  11.31

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth VIP (p)
     2014.....   107      16.27 - 18.14       1,855          --         1.29 - 2.39      3.57  -   4.74
     2013.....   140      15.71 - 17.32       2,339          --         1.29 - 2.39     35.71  -  36.33
     2012.....   211      11.53 - 12.76       2,621          --         1.29 - 2.59      6.43  -   7.85
     2011.....   277      10.83 - 11.83       3,204          --         1.29 - 2.59     (7.26) -  (6.03)
     2010.....   344      11.68 - 12.59       4,240          --         1.29 - 2.59     13.19  -  14.70

(p) Previously known as Franklin Flex Cap Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Growth and Income VIP (q)
     2014.....  1,199    $19.69 - 23.41      $ 27,038       2.44%        1.29 - 2.69%     6.20  -   7.73%
     2013.....  1,486     18.54 - 21.73        31,193       2.61         1.29 - 2.69     26.12  -  27.93
     2012.....  1,922     14.70 - 16.99        31,623       2.92         1.29 - 2.69      9.21  -  10.78
     2011.....  2,360     13.46 - 15.33        35,184       3.65         1.29 - 2.69     (0.34) -   1.09
     2010.....  3,006     13.51 - 15.17        44,508       3.52         1.29 - 2.69     13.54  -  15.17

     Franklin High Income VIP (r)
     2014.....    535     15.30 - 17.65         9,073       6.11         1.28 - 2.59     (2.61) -  (1.30)
     2013.....    595     15.71 - 17.89        10,280       7.20         1.28 - 2.59      5.04  -   6.46
     2012.....    692     14.95 - 16.80        11,252       7.10         1.28 - 2.59     12.56  -  14.09
     2011.....    747     13.29 - 14.73        10,675       6.20         1.28 - 2.59      1.86  -   3.23
     2010.....    893     13.04 - 14.26        12,422       6.47         1.28 - 2.59     10.33  -  11.82

     Franklin Income VIP (s)
     2014.....  6,536     15.82 - 18.25       115,409       5.20         1.28 - 2.59      1.91  -   3.29
     2013.....  7,996     15.52 - 17.67       137,214       6.35         1.28 - 2.59     10.99  -  12.49
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59      9.73  -  11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59     (0.26) -   1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59      9.76  -  11.24

     Franklin Large Cap Growth VIP (t)
     2014.....  1,756     14.67 - 16.71        28,433       1.12         1.29 - 2.54      9.60  -  11.01
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54     25.37  -  26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54      9.51  -  10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54     (4.00) -  (2.77)
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49      8.81  -  10.15

     Franklin Mutual Global Discovery VIP (u)
     2014.....    934     14.61 - 16.31        15,527       2.07         1.29 - 2.54      3.02  -   4.34
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59     23.89  -  25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54     10.47  -  11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54     (5.42) -  (4.21)
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54      9.12  -  10.51

(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities
(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
               UNITS        UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)    LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------    -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Mutual Shares VIP (v)
     2014..... 3,196      $19.43 - 29.64      $ 65,115      1.96%        1.15 - 2.69%     4.24  -   5.90%
     2013..... 3,925       18.64 - 27.99        75,874      2.03         1.15 - 2.69     24.81  -  26.79
     2012..... 5,070       14.94 - 22.07        77,900      2.02         1.15 - 2.69     11.16  -  12.93
     2011..... 6,198       13.44 - 19.54        84,958      2.24         1.15 - 2.69     (3.70) -  (2.17)
     2010..... 7,794       13.95 - 19.98       109,831      1.53         1.15 - 2.69      8.21  -   9.92

     Franklin Small Cap Value VIP (w)
     2014.....   879       20.01 - 28.43        26,531      0.62         1.28 - 2.69     (2.14) -  (0.71)
     2013..... 1,109       20.16 - 29.05        33,819      1.33         1.28 - 2.69     32.58  -  34.51
     2012..... 1,414       14.99 - 21.91        32,367      0.79         1.28 - 2.69     15.20  -  16.88
     2011..... 1,731       12.82 - 19.02        34,175      0.69         1.28 - 2.69     (6.34) -  (4.98)
     2010..... 2,038       13.49 - 20.31        42,888      0.72         1.28 - 2.69     24.78  -  26.59

     Franklin Small-Mid Cap Growth VIP (x)
     2014.....    39       27.74 - 34.53         1,067        --         1.15 - 2.34      4.96  -   6.24
     2013.....    45       26.43 - 32.50         1,155        --         1.15 - 2.34     34.92  -  36.58
     2012.....    78       19.59 - 23.80         1,559        --         1.15 - 2.34      8.25  -   9.58
     2011.....    89       18.09 - 21.72         1,618        --         1.15 - 2.34     (7.16) -  (5.92)
     2010.....   125       19.47 - 23.08         2,427        --         1.15 - 2.34     24.50  -  26.17

     Franklin U.S. Government Securities VIP (y)
     2014..... 1,230       11.18 - 13.02        15,521      2.61         1.29 - 2.69      0.60  -   2.05
     2013..... 1,541       11.11 - 12.76        19,112      2.81         1.29 - 2.69     (4.87) -  (3.50)
     2012..... 2,156       11.68 - 13.22        27,760      2.75         1.29 - 2.69     (0.86) -   0.57
     2011..... 2,352       11.78 - 13.15        30,171      3.05         1.29 - 2.69      2.85  -   4.32
     2010..... 2,990       11.46 - 12.60        36,872      3.27         1.29 - 2.69      2.45  -   3.93

     Templeton Developing Markets VIP (z)
     2014.....   352       21.25 - 27.60        10,815      1.49         1.15 - 2.49    (10.67) -  (9.44)
     2013.....   429       23.46 - 30.89        14,605      1.95         1.15 - 2.49     (3.39) -  (2.20)
     2012.....   528       31.98 - 36.19        18,473      1.38         1.29 - 2.49     10.34  -  11.70
     2011.....   673       28.98 - 32.40        21,178      0.95         1.29 - 2.49    (17.95) - (16.94)
     2010.....   793       35.32 - 39.01        30,100      1.55         1.29 - 2.49     14.66  -  16.07

(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Templeton Foreign VIP (aa)
     2014... 3,435   $15.67 - 18.68    $ 63,482      1.87%        1.15 - 2.69%   (13.52) - (12.15)%
     2013... 4,142    17.84 - 21.60      86,941      2.39         1.15 - 2.69     19.66  -  21.56
     2012... 5,152    14.68 - 18.05      89,891      2.99         1.15 - 2.69     15.05  -  16.88
     2011... 6,285    12.56 - 15.69      94,495      1.75         1.15 - 2.69    (13.04) - (11.65)
     2010... 7,286    14.21 - 18.04     124,837      1.81         1.15 - 2.69      5.49  -   7.17

     Templeton Global Bond VIP (ab)
     2014...    50    23.68 - 34.86       1,426      5.58         1.15 - 2.24     (0.45) -   0.67
     2013...    59    23.79 - 34.63       1,667      4.56         1.15 - 2.24     (0.65) -   0.47
     2012...    70    23.95 - 34.47       1,971      6.11         1.15 - 2.24     12.48  -  13.75
     2011...    92    21.29 - 30.30       2,250      5.54         1.15 - 2.24     (3.11) -  (2.00)
     2010...   113    21.69 - 30.92       2,772      1.44         1.15 - 2.69     11.68  -  13.14

     Templeton Growth VIP (ac)
     2014...    45    14.98 - 22.52         956      1.42         1.15 - 1.85     (4.61) -  (3.93)
     2013...    50    15.70 - 23.44       1,111      2.63         1.15 - 1.85     28.40  -  29.33
     2012...    56    12.23 - 18.13         949      2.20         1.15 - 1.85     18.82  -  19.68
     2011...    69    10.29 - 15.15         994      1.34         1.15 - 1.85     (8.69) -  (8.04)
     2010...    85    11.27 - 16.47       1,320      1.28         1.15 - 1.85      5.41  -   6.17

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2014...   204    14.74 - 16.76       3,282      1.28         1.29 - 2.59     10.01  -  11.48
     2013...   264    13.40 - 15.04       3,836      1.14         1.29 - 2.59     29.78  -  31.51
     2012...   367    10.33 - 11.43       4,086      1.37         1.29 - 2.59     16.04  -  17.59
     2011...   442     8.90 -  9.72       4,186      1.20         1.29 - 2.59     (9.45) -  (8.25)
     2010...   504     9.83 - 10.60       5,230      0.73         1.29 - 2.59      8.32  -   9.76

     VIT Mid Cap Value
     2014...   142    19.14 - 21.33       2,947      0.89         1.29 - 2.39     10.86  -  12.11
     2013...   192    17.26 - 19.03       3,553      0.76         1.29 - 2.39     31.18  -  31.78
     2012...   271    13.10 - 14.50       3,850      1.09         1.29 - 2.59     15.39  -  16.94
     2011...   352    11.35 - 12.40       4,298      0.74         1.29 - 2.59     (8.80) -  (7.58)
     2010...   405    12.45 - 13.42       5,352      0.63         1.29 - 2.59     21.77  -  23.39

(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Strategic Growth
     2014.........     1   $12.52 - 19.51    $    24       0.38%        1.15 - 1.65%    11.78  -  12.34%
     2013.........     1    11.20 - 17.36         21       0.41         1.15 - 1.65     30.25  -  30.91
     2012.........     1     8.60 - 13.26         16       0.68         1.15 - 1.65     17.92  -  18.51
     2011.........     2     7.29 - 11.19         16       0.46         1.15 - 1.65     (4.21) -  (3.73)
     2010.........     2     7.61 - 11.63         17       0.29         1.15 - 1.65      8.93  -   9.47

     VIT Small Cap Equity Insights (ad)
     2014.........   354    15.06 - 28.70      5,940       0.64         1.15 - 2.59      4.16  -   5.71
     2013.........   549    14.46 - 27.15      8,757       0.93         1.15 - 2.59     32.11  -  34.07
     2012.........   707    10.94 - 20.25      8,438       1.12         1.15 - 2.59      9.90  -  11.54
     2011.........   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59     (1.93) -  (0.47)
     2010......... 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59     26.75  -  28.63

     VIT Strategic International Equity
     2014.........    --     9.58 - 13.82         --       4.55         1.15 - 1.65     (9.06) -  (8.60)
     2013.........    --    10.53 - 10.53         --         --         1.65 - 1.65     22.17  -  22.17
     2012.........    <1     8.62 -  8.62          3       2.21         1.65 - 1.65     19.25  -  19.25
     2011.........    <1     7.23 -  7.23          2       3.52         1.65 - 1.65    (16.44) - (16.44)
     2010.........    <1     8.65 -  8.65          3       1.44         1.65 - 1.65      8.56  -   8.56

     VIT U.S. Equity Insights (ae)
     2014.........   279    16.11 - 18.32      4,935       1.28         1.29 - 2.59     13.35  -  14.86
     2013.........   375    14.21 - 15.95      5,793       1.04         1.29 - 2.59     33.96  -  35.75
     2012.........   541    10.61 - 11.75      6,183       1.73         1.29 - 2.59     11.49  -  12.98
     2011.........   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59      1.36  -   2.71
     2010.........   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59      9.92  -  11.39

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise
     2014......... 5,740    10.90 - 16.61     86,128       0.04         0.70 - 2.30      5.97  -   7.68
     2013......... 6,845    10.12 - 15.68     93,981       0.42         0.70 - 2.30     36.95  -  39.16
     2012......... 7,873     7.28 - 11.45     78,332         --         0.70 - 2.30     11.14  -  12.94
     2011......... 2,954     6.44 - 10.30     26,873         --         0.70 - 2.30     (8.31) -  (6.83)
     2010......... 2,775     6.91 - 11.23     25,826         --         0.70 - 2.30     17.12  -  19.01

(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value
     2014........ 1,921   $21.77 - 30.21    $ 45,106      0.44%        0.70 - 2.69%     6.80  -   8.99%
     2013........ 2,294    20.38 - 27.72      49,879      0.65         0.70 - 2.69     30.66  -  33.33
     2012........ 2,761    15.60 - 20.79      45,487      0.70         0.70 - 2.69     14.14  -  16.49
     2011........ 3,356    13.67 - 17.85      47,938      0.66         0.70 - 2.69     (1.79) -   0.22
     2010........ 4,243    13.92 - 17.81      61,101      0.91         0.70 - 2.69     18.96  -  21.39

     Invesco V.I. Comstock
     2014........ 1,429    18.82 - 22.85      29,816      1.31         0.70 - 2.30      6.90  -   8.62
     2013........ 1,699    17.61 - 21.03      32,923      1.63         0.70 - 2.30     32.88  -  35.03
     2012........ 2,038    13.25 - 15.58      29,458      1.69         0.70 - 2.30     16.52  -  18.40
     2011........ 2,480    11.37 - 13.16      30,516      1.65         0.70 - 2.30     (4.07) -  (2.52)
     2010........ 3,006    11.86 - 13.50      38,273      0.13         0.70 - 2.30     13.34  -  15.17

     Invesco V.I. Core Equity
     2014........ 4,153    15.23 - 17.35      84,651      0.83         0.70 - 2.20      5.79  -   7.39
     2013........ 4,780    14.40 - 16.15      90,978      1.39         0.70 - 2.20     26.44  -  28.35
     2012........ 5,459    11.39 - 12.59      81,396      0.97         0.70 - 2.20     11.40  -  13.09
     2011........ 6,319    10.22 - 11.13      83,568      0.94         0.70 - 2.20     (2.23) -  (0.76)
     2010........ 7,679    10.46 - 11.22     102,270      0.92         0.70 - 2.20      7.17  -   8.79

     Invesco V.I. Diversified Dividend
     2014........ 3,399    15.96 - 20.45     152,078      1.66         0.70 - 2.05     10.54  -  12.04
     2013........ 3,919    14.44 - 18.26     157,003      2.28         0.70 - 2.05     28.38  -  30.12
     2012........ 4,565    11.25 - 14.03     141,411      2.02         0.70 - 2.05     16.31  -  17.90
     2011........ 5,321    9.67  - 11.90     140,368      1.74         0.70 - 2.05     (1.83) -  (0.49)
     2010........ 6,213    9.85  - 11.96     166,267      1.75         0.70 - 2.05      8.24  -   9.71

     Invesco V.I. Diversified Income
     2014........   555    13.41 - 14.34       8,064      4.98         1.10 - 1.85      6.03  -   6.85
     2013........   624    12.64 - 13.42       8,506      4.53         1.10 - 1.85     (1.80) -  (1.04)
     2012........   731    12.88 - 13.57      10,091      4.66         1.10 - 1.85      8.66  -   9.50
     2011........   775    11.85 - 12.39       9,818      5.44         1.10 - 1.85      5.05  -   5.85
     2010........   831    11.28 - 11.70      10,007      5.69         1.10 - 1.85      8.01  -   8.84

     Invesco V.I. Equity and Income
     2014........ 1,488    19.54 - 23.28      27,029      1.73         0.83 - 1.98      6.90  -   8.13
     2013........ 1,670    18.28 - 21.92      28,119      1.59         0.70 - 1.98     23.77  -  24.31
     2012........ 1,888    14.77 - 17.64      25,806      1.87         0.70 - 2.05     10.29  -  11.79
     2011 (az)... 2,160    13.39 - 15.78      26,442      0.60         0.70 - 2.05     (9.19) -  (8.36)

(az) For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2014... 1,498   $12.88 - 16.06    $32,900       1.96%        0.70 - 2.05%    (1.35) -  (0.01)%
     2013... 1,754    13.06 - 16.06     38,615       1.91         0.70 - 2.05     20.02  -  21.65
     2012... 2,028    10.88 - 13.20     36,934       2.45         0.70 - 2.05     11.44  -  12.95
     2011... 2,401    9.76  - 11.69     39,167       0.00         0.70 - 2.05    (18.36) - (11.58)
     2010...     2    10.04 - 10.54         21       1.85         1.35 - 1.85      8.90  -   9.45

     Invesco V.I. Government Securities
     2014...   526    15.11 - 17.04      8,619       3.01         1.10 - 1.70      2.38  -   3.00
     2013...   625    14.76 - 16.55      9,973       3.43         1.10 - 1.70     (4.26) -  (3.69)
     2012...   745    15.42 - 17.18     12,302       3.05         1.10 - 1.70      0.74  -   1.35
     2011...   829    15.30 - 16.95     13,545       3.33         1.10 - 1.70      6.10  -   6.73
     2010...   923    14.42 - 15.88     14,330       4.73         1.10 - 1.70      3.63  -   4.25

     Invesco V.I. High Yield
     2014...   835    9.83  - 11.71     14,530       4.45         0.70 - 1.98     (0.27) -   1.02
     2013...   993    9.73  - 11.74     17,193       7.49         0.70 - 1.98      5.03  -   5.84
     2012...   429    15.63 - 18.06      6,535       4.87         1.10 - 1.85     15.00  -  15.89
     2011...   460    13.49 - 15.70      6,091       7.12         1.10 - 1.85     (0.90) -  (0.14)
     2010...   517    13.51 - 15.85      6,884       9.49         1.10 - 1.85     11.47  -  12.33

     Invesco V.I. International Growth
     2014... 1,006    13.92 - 19.40     20,589       1.58         1.10 - 1.70     (1.36) -  (0.77)
     2013... 1,126    14.11 - 19.55     23,317       1.19         1.10 - 1.70     17.01  -  17.71
     2012... 1,246    12.06 - 16.61     22,031       1.43         1.10 - 1.70     13.58  -  14.27
     2011... 1,441    10.62 - 14.54     22,402       1.66         1.10 - 1.70     (8.31) -  (7.76)
     2010... 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70     10.96  -  11.63

     Invesco V.I. Managed Volatility (af)
     2014...   261    24.25 - 25.86      6,546       2.93         1.10 - 1.70     18.54  -  19.25
     2013...   276    20.46 - 21.68      5,821       2.95         1.10 - 1.70      8.89  -   9.55
     2012...   311    18.79 - 19.79      6,002       3.19         1.10 - 1.70      1.86  -   2.47
     2011...   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70     14.49  -  15.18
     2010...   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70      4.51  -   5.14

     Invesco V.I. Mid Cap Core Equity
     2014...   510    16.83 - 24.70     10,887       0.04         1.10 - 2.20      2.16  -   3.29
     2013...   585    16.48 - 23.92     12,044       0.71         1.10 - 2.20     26.01  -  27.41
     2012...   659    13.08 - 18.77     10,748       0.06         1.10 - 2.20      8.53  -   9.74
     2011...   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20     (8.41) -  (7.40)
     2010...   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20     11.63  -  12.87

(af) Previously known as Invesco V.I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth
     2014........   348   $17.46 - 25.87    $ 8,107        -- %        1.10 - 1.70%     6.22  -   6.86%
     2013........   391    16.44 - 24.21      8,533       0.42         1.10 - 1.70     34.71  -  35.52
     2012 (ba)...   429    12.20 - 17.86      6,892         --         1.10 - 1.70     (2.85) -  (2.45)

     Invesco V.I. Money Market
     2014........   517     9.82 - 11.55      5,842       0.01         1.10 - 1.70     (1.67) -  (1.08)
     2013........   718     9.99 - 11.67      8,195       0.03         1.10 - 1.70     (1.65) -  (1.06)
     2012........   904    10.16 - 11.80     10,400       0.03         1.10 - 1.70     (1.66) -  (1.07)
     2011........ 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70     (1.63) -  (1.04)
     2010........ 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70     (1.51) -  (0.92)

     Invesco V.I. S&P 500 Index
     2014........ 1,882    14.74 - 16.93     34,156       1.83         0.70 - 2.05     11.02  -  12.53
     2013........ 2,066    13.28 - 15.04     33,532       2.03         0.70 - 2.05     29.23  -  30.99
     2012........ 2,391    10.27 - 11.48     29,851       2.07         0.70 - 2.05     13.31  -  14.85
     2011........ 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05     (0.21) -   1.14
     2010........ 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05     12.54  -  14.07

     Invesco V.I. Technology
     2014........   163    17.67 - 18.84      2,965         --         1.10 - 1.70      9.18  -   9.84
     2013........   177    16.18 - 17.15      2,947         --         1.10 - 1.70     23.04  -  23.78
     2012........   177    13.15 - 13.86      2,387         --         1.10 - 1.70      9.40  -  10.06
     2011........   193    12.02 - 12.59      2,371       0.19         1.10 - 1.70     (6.65) -  (6.09)
     2010........   214    12.88 - 13.41      2,815         --         1.10 - 1.70     19.26  -  19.98

     Invesco V.I. Value Opportunities
     2014........   465    15.72 - 17.02      7,599       1.40         1.10 - 1.70      4.82  -   5.45
     2013........   508    14.99 - 16.14      7,894       1.49         1.10 - 1.70     31.50  -  32.29
     2012........   559    11.40 - 12.20      6,590       1.50         1.10 - 1.70     15.72  -  16.41
     2011........   681    9.85  - 10.48      6,910       0.85         1.10 - 1.70     (4.68) -  (4.11)
     2010........   808    10.34 - 10.93      8,584       0.55         1.10 - 1.70      5.54  -   6.18

(ba) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II
     2014.....  1,426    $ 19.65 - 22.79    $ 23,511       -- %        1.29 - 2.49%     5.48  -   6.77%
     2013.....  1,890      18.63 - 21.34      30,229      0.24         1.29 - 2.49     36.42  -  37.99
     2012.....  2,303      13.65 - 15.47      27,027        --         1.29 - 2.59     10.45  -  11.93
     2011.....  2,638      12.36 - 13.82      27,718        --         1.29 - 2.59     (7.92) -  (7.60)
     2010.....  3,259      13.56 - 14.95      37,032        --         1.29 - 2.59     17.61  -  18.02

     Invesco V.I. American Value II
     2014.....    983      24.99 - 28.66      28,615      0.19         1.29 - 2.59      6.64  -   8.07
     2013.....  1,253     23.12  - 26.87      33,767      0.54         1.29 - 2.59     30.47  -  32.21
     2012.....  1,633      17.49 - 20.60      33,463      0.62         1.29 - 2.59     14.04  -  15.56
     2011.....  2,055      15.13 - 18.06      36,578      0.59         1.29 - 2.59     (0.47) -  29.76
     2010.....  2,557      15.21 - 18.39      45,935      0.84         1.29 - 2.59     19.02  -  20.61

     Invesco V.I. Comstock II
     2014.....  4,761      19.36 - 21.18     100,267      1.05         1.29 - 2.59      6.27  -   7.69
     2013.....  6,033      17.97 - 19.93     118,371      1.40         1.29 - 2.59     32.14  -  33.90
     2012.....  7,653      13.42 - 15.08     112,848      1.47         1.29 - 2.59     15.84  -  17.39
     2011.....  9,615      11.43 - 13.02     121,444      1.39         1.29 - 2.59     (3.37) -  20.21
     2010..... 11,989      11.83 - 13.65     157,376      0.13         1.29 - 2.59     12.70  -  14.20

     Invesco V.I. Core Equity II
     2014.....    115      14.37 - 16.12       1,855      0.66         1.29 - 2.59      5.05  -   6.46
     2013.....    135      13.68 - 15.14       2,066      1.21         1.29 - 2.59     25.60  -  27.27
     2012.....    159      10.89 - 11.90       1,912      0.81         1.29 - 2.59     10.66  -  12.14
     2011.....    212       9.84 - 10.61       2,293      0.80         1.29 - 2.59     (2.87) -  (1.58)
     2010.....    237      10.13 - 10.78       2,602      0.74         1.29 - 2.59      6.42  -   7.84

     Invesco V.I. Diversified Dividend II
     2014.....  2,000      18.06 - 21.08      34,456      1.37         1.29 - 2.59      9.62  -  11.08
     2013.....  2,563      16.47 - 18.98      40,502      2.05         1.29 - 2.59     27.38  -  29.08
     2012.....  3,062      12.93 - 14.70      37,838      1.76         1.29 - 2.59     15.30  -  16.84
     2011.....  3,737      11.22 - 12.58      39,592      1.45         1.29 - 2.59     (2.65) -  (1.35)
     2010.....  4,451      11.52 - 12.75      48,029      1.38         1.29 - 2.59      7.35  -   8.78

     Invesco V.I. Diversified Income II
     2014.....     11      12.42 - 13.77         149      4.40         1.30 - 2.10      5.61  -   6.46
     2013.....     14      11.76 - 12.93         170      4.23         1.30 - 2.10     (2.33) -  (1.54)
     2012.....     22      12.04 - 13.14         275      4.69         1.30 - 2.10      8.08  -   8.95
     2011.....     19      11.14 - 12.06         224      4.63         1.30 - 2.10      4.51  -   5.35
     2010.....     21      10.66 - 11.45         228      4.93         1.30 - 2.10      7.42  -   8.29

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Serieas II)
   Sub-Accounts (continued):
     Invesco V.I. Equity and Income II
     2014..... 1,734     $19.23 - 19.28      $33,898       1.50%        1.29 - 2.59%     5.95  -   7.36%
     2013..... 2,101      17.96 - 18.15       38,431       1.47         1.29 - 2.59     21.65  -  23.28
     2012..... 2,674      14.57 - 14.92       40,003       1.71         1.29 - 2.59      9.47  -  10.93
     2011..... 3,478      13.13 - 13.63       47,127       1.66         1.29 - 2.59     (2.57) -  10.46
     2010..... 3,394      13.48 - 14.17       47,464       1.95         1.29 - 2.59      9.13  -  10.59

     Invesco V.I. Global Core Equity II
     2014..... 1,130      14.41 - 16.82       15,474       1.51         1.29 - 2.59     (2.12) -  (0.81)
     2013..... 1,460      14.72 - 16.96       20,689       1.64         1.29 - 2.59     19.09  -  20.68
     2012..... 1,724      12.36 - 14.05       20,367       2.31         1.29 - 2.59     10.47  -  11.95
     2011..... 1,996      11.19 - 12.55       21,127         --         1.29 - 2.59    (19.53) - (18.81)

     Invesco V.I. Government Securities II
     2014.....    22      12.42 - 13.79          291       2.82         1.30 - 2.10      1.72  -   2.54
     2013.....    24      12.21 - 13.45          303       2.74         1.30 - 2.10     (4.87) -  (4.11)
     2012.....    34      12.84 - 14.02          460       2.68         1.30 - 2.10      0.09  -   0.90
     2011.....    42      12.83 - 13.90          564       3.64         1.30 - 2.10      5.40  -   6.24
     2010.....    61      12.17 - 13.08          770       3.99         1.30 - 2.10      2.92  -   3.74

     Invesco V.I. Growth and Income II
     2014..... 2,077      22.63 - 26.91       51,532       1.42         1.29 - 2.69      7.01  -   8.55
     2013..... 2,628      21.15 - 22.92       60,296       1.23         1.29 - 2.69     30.17  -  32.04
     2012..... 3,506      16.25 - 17.36       61,202       1.27         1.29 - 2.69     11.26  -  12.87
     2011..... 4,372      14.60 - 15.38       67,890       0.98         1.29 - 2.69    (10.80) -  (4.89)
     2010..... 5,458      15.35 - 15.94       88,173       0.10         1.29 - 2.69      9.18  -  10.75

     Invesco V.I. High Yield II
     2014.....   755      16.86 - 19.69        9,228       4.40         1.29 - 2.59     (1.05) -   0.28
     2013.....   861      17.04 - 19.63       10,574       9.62         1.29 - 2.59      4.65  -   5.38
     2012.....    20      18.51 - 19.99          389       4.82         1.30 - 2.00     14.64  -  15.45
     2011.....    23      16.14 - 17.31          396       6.88         1.30 - 2.00     (1.38) -  (0.69)
     2010.....    26      16.37 - 17.43          454       8.34         1.30 - 2.00     11.24  -  12.02

     Invesco V.I. International Growth II
     2014.....   210       9.85 - 10.90        2,354       1.01         1.29 - 2.44     (2.35) -  (1.20)
     2013.....   384      10.09 - 11.04        4,390       1.04         1.29 - 2.44     17.02  -  17.19
     2012.....   442       8.62 -  9.42        4,373       1.27         1.29 - 2.59     12.26  -  13.76
     2011.....   507       7.68 -  8.28        4,429         --         1.29 - 2.59    (16.51) - (15.76)
     2010.....    35      17.22 - 18.52          621       1.60         1.30 - 2.10     10.27  -  11.15

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
              ------------------------------------- ------------------------------------------------
                        ACCUMULATION                                   EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Managed Volatility II (ag)
     2014....     7    $23.24 - 24.65     $   159       2.51%        1.30 - 1.85%    18.02  -  18.67%
     2013....     8     19.69 - 20.77         169       2.50         1.30 - 1.85      8.49  -   9.09
     2012....    11     18.15 - 19.04         197       2.34         1.30 - 1.85      1.45  -   2.01
     2011....    19     17.89 - 18.66         359       3.44         1.30 - 1.85     14.03  -  14.66
     2010....    28     15.69 - 16.28         448       3.28         1.30 - 1.85      4.07  -   4.64

     Invesco V.I. Mid Cap Core Equity II
     2014....    99     15.92 - 18.04       1,751         --         1.29 - 2.44      1.63  -   2.83
     2013....   119     15.66 - 17.54       2,089       0.50         1.29 - 2.44     25.33  -  26.81
     2012....   165     12.50 - 13.84       2,270         --         1.29 - 2.44      7.91  -   9.19
     2011....   232     11.58 - 12.67       2,950       0.09         1.29 - 2.44     (8.78) -  (7.71)
     2010....   268     12.70 - 13.73       3,700       0.31         1.29 - 2.44     11.00  -  12.31

     Invesco V.I. Mid Cap Growth II
     2014....   432     18.46 - 22.23       9,307         --         0.83 - 2.54      4.96  -   6.80
     2013....   517     20.82 - 22.59      10,586       0.22         0.83 - 2.59     33.07  -  35.47
     2012....   615     15.37 - 16.98       9,438         --         0.83 - 2.59      8.73  -   9.60
     2011....   742     14.02 - 15.62      10,412         --         0.70 - 2.59     (9.99) -  13.98
     2010....   879     15.58 - 17.69      13,827         --         0.70 - 2.59     23.98  -  26.39

     Invesco V.I. Money Market II
     2014....    73      8.42 -  9.73         691       0.01         1.30 - 2.40     (2.36) -  (1.28)
     2013....    78      8.63 -  9.85         742       0.04         1.30 - 2.40     (2.34) -  (1.26)
     2012....    77      8.83 -  9.98         745       0.03         1.30 - 2.40     (2.35) -  (1.27)
     2011....    97      9.05 - 10.11         961       0.05         1.30 - 2.40     (2.32) -  (1.24)
     2010....    96      9.26 - 10.23         962       0.18         1.30 - 2.40     (2.20) -  (1.12)

     Invesco V.I. S&P 500 Index II
     2014.... 3,329     19.80 - 23.11      55,401       1.53         1.29 - 2.59     10.03  -  11.50
     2013.... 4,142     17.99 - 20.73      62,217       1.73         1.29 - 2.59     28.15  -  29.86
     2012.... 5,012     14.04 - 15.96      59,512       1.79         1.29 - 2.59     12.52  -  14.02
     2011.... 5,842     12.48 - 14.00      61,658       1.66         1.29 - 2.59     (1.09) -   0.23
     2010.... 7,386     12.62 - 13.97      78,241       1.63         1.29 - 2.59     11.62  -  13.11

     Invesco V.I. Technology II
     2014....     1     16.90 - 17.93          12         --         1.30 - 1.85      8.79  -   9.39
     2013....     1     15.54 - 16.39          17         --         1.30 - 1.85     22.50  -  23.17
     2012....     2     12.68 - 13.31          31         --         1.30 - 1.85      9.00  -   9.60
     2011....     2     11.64 - 12.14          25       0.06         1.30 - 1.85     (7.05) -  (6.54)
     2010....     4     12.52 - 12.99          49         --         1.30 - 1.85     18.82  -  19.47

(ag) Previously known as Invesco V.I. Utilities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Value Opportunities II
     2014............  291    $16.01 - 18.35     $4,878        1.11%       1.29 - 2.44%     3.79  -   5.01%
     2013............  369     15.42 - 17.48      5,903        1.17        1.29 - 2.44     30.02  -  31.55
     2012............  475     11.86 - 13.28      5,849        1.18        1.29 - 2.44     14.78  -  16.13
     2011............  591     10.33 - 11.44      6,311        0.64        1.29 - 2.44     (5.75) -  (4.64)
     2010............  859     10.96 - 12.00      9,726        0.34        1.29 - 2.44      4.34  -   5.57
Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2014............   <1     23.85 - 23.85         11        0.15        1.50 - 1.50      7.10  -   7.10
     2013............   <1     22.27 - 22.27         10        0.70        1.50 - 1.50     29.26  -  29.26
     2012............   <1     17.23 - 17.23          8        0.76        1.50 - 1.50     22.29  -  22.29
     2011............   <1     14.09 - 14.09          7        0.39        1.50 - 1.50     (8.09) -  (8.09)
     2010............   <1     15.33 - 15.33          7        0.29        1.50 - 1.50      5.15  -   5.15
Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2014............   <1     48.02 - 48.02        < 1        1.45        1.50 - 1.50     (6.07) -  (6.07)
     2013............   <1     51.12 - 51.12          1        1.48        1.50 - 1.50     (2.72) -  (2.72)
     2012............   <1     52.55 - 52.55          1        1.68        1.50 - 1.50     20.22  -  20.22
     2011............   <1     43.71 - 43.71          1        2.11        1.50 - 1.50    (19.23) - (19.23)
     2010............   <1     54.12 - 54.12          1        0.82        1.50 - 1.50     20.86  -  20.86
Investments in the
  Legg Mason Partners Variable Equity Trust (ah)
   Sub-Accounts:
     ClearBridge Variable All Cap Value Portfolio I (ai)
     2014 (aj)(ak)...   --     12.73 - 12.73         --       28.20        1.50 - 1.50      7.64  -   7.64
     2013............   <1     11.83 - 11.83          2        1.44        1.50 - 1.50     30.18  -  30.18
     2012............   <1      9.09 -  9.09          1        1.74        1.50 - 1.50     13.25  -  13.25
     2011............   <1      8.02 -  8.02          1        1.40        1.50 - 1.50     (7.60) -  (7.60)
     2010............   <1      8.68 -  8.68          1        1.71        1.50 - 1.50     14.86  -  14.86

     ClearBridge Variable Large Cap Value Portfolio I
     2014 (aj).......   <1     19.52 - 19.52          2        1.94        1.50 - 1.50     10.03  -  10.03
     2013............   <1     17.74 - 17.74          2        1.71        1.50 - 1.50     30.38  -  30.38
     2012............   <1     13.61 - 13.61          1        2.33        1.50 - 1.50     14.75  -  14.75
     2011............   <1     11.86 - 11.86          1        2.25        1.50 - 1.50      3.38  -   3.38
     2010............   <1     11.47 - 11.47          1        2.88        1.50 - 1.50      7.82  -   7.82

(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2014.............. 1,126   $15.59 - 17.67    $19,340       4.27%        1.29 - 2.49%     1.75  -   3.00%
     2013.............. 1,422    15.17 - 17.15     23,794       4.50         1.29 - 2.59      5.37  -   6.78
     2012.............. 1,772    14.40 - 16.06     27,857       5.30         1.29 - 2.59      9.61  -  11.08
     2011.............. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59      1.69  -   3.04
     2010.............. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59      9.41  -  10.87

     Fundamental Equity
     2014..............   266    18.29 - 20.62      5,294       0.40         1.29 - 2.44      4.53  -   5.76
     2013..............   348    17.49 - 19.50      6,590       0.22         1.29 - 2.44     34.01  -  34.14
     2012..............   479    13.04 - 14.55      6,793       0.49         1.29 - 2.59      7.71  -   9.15
     2011..............   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59     (6.96) -  (5.72)
     2010..............   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59     15.95  -  17.49

     Growth and Income
     2014..............   847    14.54 - 16.39     13,443       0.62         1.29 - 2.44      5.03  -   6.26
     2013.............. 1,101    13.84 - 15.43     16,517       0.53         1.29 - 2.44     34.15  -  34.28
     2012.............. 1,467    10.31 - 11.50     16,481       0.93         1.29 - 2.59      9.18  -  10.64
     2011.............. 1,813     9.44 - 10.40     18,481       0.67         1.29 - 2.59     (8.51) -  (7.29)
     2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59     14.37  -  15.90

     Growth Opportunities
     2014..............   389    19.61 - 22.11      8,334         --         1.29 - 2.44      3.48  -   4.70
     2013..............   489    18.95 - 21.12     10,040         --         1.29 - 2.44     33.74  -  35.31
     2012..............   645    14.17 - 15.61      9,823         --         1.29 - 2.44     11.31  -  12.63
     2011..............   787    12.73 - 13.86     10,684         --         1.29 - 2.44    (12.24) - (11.21)
     2010..............   940    14.50 - 15.61     14,399         --         1.29 - 2.44     19.93  -  21.34

     Mid-Cap Stock
     2014..............   874    16.22 - 18.39     15,550       0.40         1.29 - 2.49      8.75  -  10.09
     2013.............. 1,112    14.92 - 16.70     18,049       0.38         1.29 - 2.49     28.16  -  28.64
     2012.............. 1,516    11.64 - 12.98     19,205       0.62         1.29 - 2.59     11.57  -  13.06
     2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59     (6.49) -  (5.25)
     2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59     22.19  -  23.81

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2014..............    46    10.29 - 22.66        789       0.10         1.15 - 1.65      7.16  -   7.70
     2013..............    50     9.60 - 21.04        785       0.23         1.15 - 1.65     34.61  -  35.29
     2012..............    53     7.13 - 15.55        622         --         1.15 - 1.65     15.46  -  16.04
     2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65     (1.95) -  (1.46)
     2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65     13.45  -  14.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS High Yield
     2014........   36    $18.39 - 18.97     $  674       3.51%        1.25 - 1.45%     1.33  -   1.53%
     2013 (aq)...   17     18.15 - 18.68        319       2.49         1.25 - 1.45      3.45  -   3.53

     MFS Investors Trust
     2014........   70     14.90 - 18.68      1,155       0.91         1.15 - 1.65      9.19  -   9.74
     2013........   77     13.65 - 17.02      1,158       1.11         1.15 - 1.65     29.89  -  30.54
     2012........   83     10.51 - 13.04        960       0.91         1.15 - 1.65     17.23  -  17.82
     2011........   98      8.96 - 11.07        970       0.76         1.15 - 1.65     (3.78) -  (3.30)
     2010........  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65      9.28  -   9.83

     MFS New Discovery
     2014........   52     16.51 - 35.06      1,366         --         1.15 - 1.65     (8.78) -  (8.32)
     2013........   62     18.09 - 38.24      1,798         --         1.15 - 1.65     39.21  -  39.90
     2012........   76     13.00 - 27.33      1,576         --         1.15 - 1.65     19.24  -  19.84
     2011........   91     10.90 - 22.81      1,576         --         1.15 - 1.65    (25.67) - (11.29)
     2010........  102     12.35 - 25.71      2,008         --         1.15 - 1.65     12.94  -  34.78

     MFS Research
     2014........   40     13.01 - 17.59        610       0.85         1.15 - 1.65      8.40  -   8.94
     2013........   48     12.00 - 16.15        677       0.32         1.15 - 1.65     30.12  -  30.77
     2012........   51      9.22 - 12.35        548       0.80         1.15 - 1.65     15.35  -  15.93
     2011........   61      8.00 - 10.65        568       0.86         1.15 - 1.65     (2.08) -  (1.59)
     2010........   64      8.17 - 10.82        608       0.95         1.15 - 1.65     14.00  -  14.57

     MFS Research Bond
     2014........   35     18.73 - 19.92        700       2.64         1.25 - 1.65      4.11  -   4.53
     2013........   46     17.99 - 19.05        861       1.18         1.25 - 1.65     (2.65) -  (2.26)
     2012........   48     18.48 - 19.50        929       2.80         1.25 - 1.65      5.59  -   6.01
     2011........   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65      5.00  -   5.42
     2010........   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65      5.71  -   6.13

     MFS Utilities
     2014........    8     30.80 - 31.92        262       2.20         1.35 - 1.59     10.95  -  11.22
     2013........    8     27.76 - 28.70        223       2.56         1.35 - 1.59     16.65  -  18.62
     2012........   10     23.40 - 24.60        240       6.57         1.15 - 1.59     12.38  -  14.12
     2011........   12     20.82 - 21.56        255       3.23         1.35 - 1.65      5.04  -   5.36
     2010........   13     19.82 - 20.46        257       3.08         1.35 - 1.65     11.95  -  12.28

(aq) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2014...     5   $14.91 - 15.99    $    83        -- %        1.35 - 1.85%     6.67  -   7.22%
     2013...     9    13.98 - 14.91        124       0.12         1.35 - 1.85     33.97  -  34.65
     2012...    10    10.44 - 11.07        106         --         1.35 - 1.85     14.90  -  15.49
     2011...    15     9.08 -  9.59        139       0.02         1.35 - 1.85     (2.39) -  (1.90)
     2010...    28     9.31 -  9.77        265         --         1.35 - 1.85     12.90  -  13.47

     MFS Investors Trust (Service Class)
     2014...     8    15.51 - 16.63        132       0.72         1.35 - 1.85      8.66  -   9.22
     2013...     9    14.28 - 15.23        140       0.97         1.35 - 1.85     29.30  -  29.96
     2012...    10    11.04 - 11.72        120       0.68         1.35 - 1.85     16.63  -  17.22
     2011...    15     9.47 -  9.99        148       0.73         1.35 - 1.85     (4.22) -  (3.73)
     2010...    18     9.88 - 10.38        183       0.97         1.35 - 1.85      8.83  -   9.38

     MFS New Discovery (Service Class)
     2014...     6    16.69 - 17.89        111         --         1.35 - 1.85     (9.21) -  (8.74)
     2013...     8    18.38 - 19.61        165         --         1.35 - 1.85     38.61  -  39.31
     2012...    10    13.26 - 14.07        133         --         1.35 - 1.85     18.66  -  19.26
     2011...    19    11.18 - 11.80        228         --         1.35 - 1.85    (12.15) - (11.70)
     2010...    24    12.72 - 13.36        322         --         1.35 - 1.85     33.43  -  34.11

     MFS Research (Service Class)
     2014...     3    15.49 - 16.60         42       0.42         1.35 - 1.85      7.90  -   8.45
     2013...     4    14.35 - 15.31         67       0.27         1.35 - 1.85     29.56  -  30.22
     2012...     5    11.08 - 11.76         63       0.64         1.35 - 1.85     14.74  -  15.32
     2011...    10     9.66 - 10.19        104       0.62         1.35 - 1.85     (2.52) -  (2.03)
     2010...    16     9.91 - 10.40        168       0.72         1.35 - 1.85     13.51  -  14.08

     MFS Utilities (Service Class)
     2014...    47    25.56 - 31.58      1,373       1.92         1.35 - 2.00     10.22  -  10.95
     2013...    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00     17.81  -  18.59
     2012...    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00     10.94  -  11.68
     2011...    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00      4.38  -   5.07
     2010...    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00     11.24  -  11.98

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     European Equity
     2014...   913    11.69 - 13.49     31,020       2.50         0.70 - 2.05    (10.98) -  (9.77)
     2013... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05     24.92  -  26.61
     2012... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05     16.10  -  17.68
     2011... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05    (11.47) - (10.27)
     2010... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05      5.05  -   6.48

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2014 (al) (am)...    --   $15.41 - 18.03    $     --      4.92%        0.70 - 1.98%     5.70  -   6.12%
     2013............. 1,423    14.58 - 16.99      53,820      2.64         0.70 - 1.98     15.60  -  17.09
     2012............. 1,661    12.61 - 14.51      53,561      2.40         0.70 - 1.98     16.36  -  17.86
     2011............. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98     13.80  -  15.26
     2010............. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98      4.83  -   6.18

     Income Plus
     2014............. 1,802    18.27 - 24.38      62,077      4.24         0.70 - 2.05      5.60  -   7.03
     2013............. 2,110    17.30 - 22.77      67,858      4.88         0.70 - 2.05     (1.02) -   0.32
     2012............. 2,475    17.48 - 22.70      79,591      5.71         0.70 - 2.05     11.77  -  13.30
     2011............. 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05      2.88  -   4.28
     2010............. 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05      7.06  -   8.51

     Limited Duration
     2014.............   680     9.73 - 11.92       7,236      1.80         0.70 - 1.85     (0.72) -   0.42
     2013.............   801     9.80 - 11.87       8,558      2.51         0.70 - 1.85     (1.45) -  (0.31)
     2012.............   901     9.95 - 11.90       9,739      2.97         0.70 - 1.85      1.44  -   2.62
     2011............. 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85      0.88  -   2.04
     2010............. 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85      0.48  -   1.64

     Money Market
     2014............. 1,943     9.30 - 11.76      26,369      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2013............. 2,266     9.49 - 11.84      31,387      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2012............. 2,779     9.68 - 11.92      39,127      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2011............. 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05     (2.01) -  (0.69)
     2010............. 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05     (2.02) -  (0.69)

     Multi Cap Growth
     2014............. 2,661    16.84 - 18.25     189,913        --         0.70 - 2.05      3.56  -   4.97
     2013............. 3,100    16.26 - 17.39     211,234      0.41         0.70 - 2.05     47.70  -  49.71
     2012............. 3,471    11.01 - 11.61     155,909        --         0.70 - 2.05     10.09  -  11.59
     2011............. 4,049    10.00 - 10.41     163,632      0.17         0.70 - 2.05     (8.63) -  (7.39)
     2010............. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05     25.17  -  26.87
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts
     European Equity (Class Y Shares)
     2014.............   690    16.76 - 19.21       8,227      2.19         1.29 - 2.44    (11.58) - (10.54)
     2013.............   852    18.95 - 21.48      11,405      2.69         1.29 - 2.44     24.10  -  25.56
     2012............. 1,041    15.27 - 17.10      11,349      2.49         1.29 - 2.44     15.27  -  16.63
     2011............. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44    (12.05) - (11.01)
     2010............. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44      4.35  -   5.58

(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Global Infrastructure (Class Y Shares)
     2014 (am) (an)...    --   $24.95 - 28.85    $     --      4.31%        1.29 - 2.59%     5.42  -   5.86%
     2013.............   909    23.66 - 27.26      14,266      2.35         1.29 - 2.59     14.50  -  16.03
     2012............. 1,038    20.67 - 23.49      14,220      2.20         1.29 - 2.59     15.37  -  16.91
     2011............. 1,190    17.91 - 20.09      14,141      2.26         1.29 - 2.59     12.83  -  14.33
     2010............. 1,454    15.88 - 17.58      15,392      2.62         1.29 - 2.59      3.98  -   5.37

     Income Plus (Class Y Shares)
     2014............. 3,904    14.44 - 16.86      68,046      3.90         1.29 - 2.59      4.62  -   6.01
     2013............. 4,890    13.81 - 15.90      80,729      4.60         1.29 - 2.59     (1.80) -  (0.49)
     2012............. 5,729    14.06 - 15.98      95,435      5.60         1.29 - 2.59     10.87  -  12.35
     2011............. 6,775    12.68 - 14.22     100,407      5.65         1.29 - 2.59      2.01  -   3.37
     2010............. 8,429    12.43 - 13.76     121,240      5.71         1.29 - 2.59      6.19  -   7.61

     Limited Duration (Class Y Shares)
     2014............. 2,974     7.97 -  9.30      27,560      1.50         1.29 - 2.59     (1.77) -  (0.46)
     2013............. 3,415     8.11 -  9.34      31,940      2.28         1.29 - 2.59     (2.50) -  (1.20)
     2012............. 3,926     8.32 -  9.45      37,443      2.79         1.29 - 2.59      0.37  -   1.72
     2011............. 4,529     8.29 -  9.29      42,641      2.99         1.29 - 2.59     (0.20) -   1.13
     2010............. 5,588     8.30 -  9.19      52,204      3.32         1.29 - 2.59     (0.43) -   0.90

     Money Market (Class Y Shares)
     2014............. 3,152     8.50 -  9.93      30,167      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2013............. 3,849     8.73 - 10.05      37,519      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2012............. 4,716     8.96 - 10.18      46,745      0.01         1.29 - 2.59     (2.59) -  (1.28)
     2011............. 5,322     9.20 - 10.32      53,761      0.01         1.29 - 2.59     (2.57) -  (1.28)
     2010............. 6,282     9.44 - 10.45      64,508      0.01         1.29 - 2.59     (2.58) -  (1.28)

     Multi Cap Growth (Class Y Shares)
     2014............. 2,784    26.89 - 31.39      53,613        --         1.29 - 2.59      2.71  -   4.08
     2013............. 3,643    26.18 - 30.16      68,914      0.25         1.29 - 2.59     46.48  -  48.43
     2012............. 3,313    17.87 - 20.32      43,808        --         1.29 - 2.59      9.18  -  10.64
     2011............. 3,954    16.37 - 18.36      47,586        --         1.29 - 2.59     (9.37) -  (8.16)
     2010............. 4,919    18.06 - 19.99      64,428        --         1.29 - 2.59     24.13  -  25.79

(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2014...    1    $18.97 - 18.97     $   21       0.68%        1.59 - 1.59%     8.12  -   8.12%
     2013...    1     17.55 - 17.55         24       1.18         1.59 - 1.59     29.07  -  29.07
     2012...    1     13.59 - 13.59         19       0.43         1.59 - 1.59     14.76  -  14.76
     2011...    1     11.85 - 11.85         17         --         1.59 - 1.59    (12.75) - (12.75)
     2010...    2     13.58 - 13.58         34       0.64         1.59 - 1.59     13.84  -  13.84

     AMT Mid-Cap Growth
     2014...   --     14.15 - 28.24         --         --         1.15 - 1.65      5.82  -   6.35
     2013...    2     13.37 - 13.37         23         --         1.65 - 1.65     30.44  -  30.44
     2012...    2     10.25 - 10.25         18         --         1.65 - 1.65    (42.11) -  10.57
     2011...    3      9.27 - 17.71         44         --         1.37 - 1.65     (2.92) -  (0.89)
     2010...   --        N/A -  N/A         --         --           N/A - N/A        N/A  -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2014...  207     13.12 - 17.17      3,322       0.43         1.15 - 1.85     13.27  -  14.09
     2013...  243     11.58 - 15.05      3,433       0.96         1.15 - 1.85     27.34  -  28.26
     2012...  292      9.09 - 11.73      3,211       0.68         1.15 - 1.85     12.00  -  12.81
     2011...  332      8.12 - 10.40      3,229       0.40         1.15 - 1.85     (2.97) -  (2.28)
     2010...  438      8.37 - 10.64      4,390       0.17         1.15 - 1.85      7.39  -   8.17

     Oppenheimer Capital Income
     2014...  104     14.05 - 14.54      1,479       2.05         1.15 - 1.80      6.25  -   6.96
     2013...  112     13.23 - 13.59      1,499       2.25         1.15 - 1.80     11.13  -  11.88
     2012...  142     11.90 - 12.15      1,689       1.39         1.15 - 1.80     10.31  -  11.05
     2011...  171     10.79 - 10.94      1,846       2.42         1.15 - 1.80     (1.09) -  (0.43)
     2010...  206     10.91 - 10.99      2,237       1.35         1.15 - 1.80     10.88  -  11.62

     Oppenheimer Core Bond
     2014...   55     12.15 - 12.53        688       5.75         1.25 - 1.45      5.72  -   5.93
     2013...   80     11.49 - 11.83        937       5.18         1.25 - 1.45     (1.54) -  (1.34)
     2012...   91     11.67 - 11.99      1,079       4.87         1.25 - 1.45      8.92  -  11.43
     2011...  101     10.48 - 11.01      1,102       6.58         1.25 - 1.65      6.50  -   6.93
     2010...  144      9.84 - 10.30      1,469       1.93         1.25 - 1.65      9.59  -  10.03

     Oppenheimer Discovery Mid Cap Growth
     2014...   62     13.45 - 13.73        627         --         1.15 - 1.85      3.83  -   4.57
     2013...   64     12.95 - 13.13        620       0.01         1.15 - 1.85     33.47  -  34.43
     2012...   73      9.70 -  9.77        548         --         1.15 - 1.85     14.39  -  15.01
     2011...   89      8.48 -  8.49        603         --         1.15 - 1.85     (0.77) -  (0.06)
     2010...  108      8.49 -  8.56        762         --         1.15 - 1.85     25.11  -  26.01

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Global
     2014...    97   $19.41 - 27.19    $ 2,528       1.15%        1.15 - 1.85%     0.40  -   1.12%
     2013...   117    19.33 - 26.88      3,044       1.34         1.15 - 1.85     24.95  -  25.85
     2012...   142    15.47 - 21.36      2,908       2.16         1.15 - 1.85     19.02  -  19.88
     2011...   160    13.00 - 17.82      2,734       1.43         1.15 - 1.85     (9.98) -  (9.34)
     2010...   209    14.44 - 19.66      3,973       1.47         1.15 - 1.85     13.82  -  14.64

     Oppenheimer Global Strategic Income
     2014...   130    18.43 - 21.17      1,847       4.18         1.15 - 1.85      0.94  -   1.66
     2013...   149    18.26 - 20.83      2,135       4.88         1.15 - 1.85     (1.27) -   0.17
     2012...   167    18.23 - 21.10      2,493       5.58         1.15 - 2.00     11.26  -  12.23
     2011...   141    16.39 - 18.80      2,522       3.54         1.15 - 2.00     (1.16) -  (0.30)
     2010...   186    16.58 - 18.85      3,331       8.70         1.15 - 2.00     12.67  -  13.65

     Oppenheimer Main Street
     2014...   102    16.06 - 16.66      1,625       0.82         1.15 - 1.85      8.66  -   9.44
     2013...   113    14.78 - 15.22      1,647       1.13         1.15 - 1.85     29.34  -  30.27
     2012...   133    11.43 - 11.68      1,493       0.95         1.15 - 1.85     14.70  -  15.53
     2011...   193     9.96 - 10.11      1,878       0.86         1.15 - 1.85     (1.86) -  (1.16)
     2010...   230    10.15 - 10.23      2,277       1.12         1.15 - 1.85     13.96  -  14.78

     Oppenheimer Main Street Small Cap
     2014...    35    34.88 - 37.10      1,284       0.91         1.25 - 1.65     10.10  -  10.54
     2013...    45    31.68 - 33.56      1,493       0.95         1.25 - 1.65     38.71  -  39.27
     2012...    47    22.84 - 24.10      1,123       0.58         1.25 - 1.65     16.05  -  16.52
     2011...    60    19.68 - 20.68      1,224       0.65         1.25 - 1.65     (3.81) -  (3.42)
     2010...    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65     21.39  -  21.87

Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2014... 1,215    17.72 - 20.94     24,513       0.18         1.29 - 2.69     12.03  -  13.64
     2013... 1,613    15.82 - 18.42     28,727       0.74         1.29 - 2.69     25.95  -  27.76
     2012... 2,085    12.56 - 14.42     29,198       0.41         1.29 - 2.69     10.74  -  12.34
     2011... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69     (4.02) -  (2.64)
     2010... 3,242    11.82 - 13.19     41,804         --         1.29 - 2.69      6.21  -   7.74

     Oppenheimer Capital Income (SS)
     2014...   610    13.54 - 15.80      9,239       1.89         1.29 - 2.54      5.27  -   6.62
     2013...   778    12.86 - 14.82     11,122       2.14         1.29 - 2.54     10.55  -  11.38
     2012...   990    11.64 - 13.31     12,769       1.22         1.29 - 2.59      9.19  -  10.66
     2011... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59     (2.21) -  (0.91)
     2010... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59      9.76  -  11.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Core Bond (SS)
     2014... 2,420   $ 8.20 -  9.30    $21,909       5.03%        1.29 - 2.49%     4.26  -   5.55%
     2013... 2,963     7.87 -  8.81     25,481       4.93         1.29 - 2.49     (2.86) -  (1.67)
     2012... 3,398     8.10 -  8.96     29,826       4.92         1.29 - 2.49      7.42  -   8.75
     2011... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49      5.25  -   6.54
     2010... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44      8.57  -   9.85

     Oppenheimer Discovery Mid Cap Growth (SS)
     2014...   333    19.44 - 22.54      7,200         --         1.29 - 2.49      2.90  -   4.16
     2013...   404    18.89 - 21.64      8,408         --         1.29 - 2.49     32.25  -  33.88
     2012...   524    14.28 - 16.17      8,181         --         1.29 - 2.49     13.27  -  14.66
     2011...   626    12.61 - 14.10      8,556         --         1.29 - 2.49     (1.67) -  (0.46)
     2010...   752    12.82 - 14.16     10,365         --         1.29 - 2.49     24.00  -  25.52

     Oppenheimer Global (SS)
     2014...   391    24.78 - 28.92     10,928       0.91         1.29 - 2.54     (0.54) -   0.74
     2013...   505    24.91 - 28.70     14,016       1.14         1.29 - 2.54     23.77  -  25.35
     2012...   666    20.13 - 22.90     14,798       1.91         1.29 - 2.54     17.87  -  19.39
     2011...   876    17.07 - 19.18     16,358       1.16         1.29 - 2.54    (10.85) -  (9.70)
     2010... 1,111    19.15 - 21.24     23,050       1.24         1.29 - 2.54     12.77  -  14.21

     Oppenheimer Global Strategic Income (SS)
     2014... 2,933    16.00 - 18.68     52,817       3.92         1.29 - 2.54     (0.11) -   1.17
     2013... 3,575    15.75 - 18.46     63,803       4.56         1.29 - 2.69     (3.05) -  (1.65)
     2012... 4,257    16.24 - 18.77     77,554       5.37         1.29 - 2.69     10.10  -  11.69
     2011... 4,507    14.75 - 16.81     73,806       3.03         1.29 - 2.69     (2.05) -  (0.65)
     2010... 5,770    15.06 - 16.92     95,404       8.36         1.29 - 2.69     11.69  -  13.29

     Oppenheimer Main Street (SS)
     2014... 1,784    19.62 - 23.33     40,001       0.58         1.29 - 2.69      7.43  -   8.98
     2013... 2,273    18.26 - 21.41     46,945       0.86         1.29 - 2.69     27.91  -  29.74
     2012... 3,054    14.28 - 16.50     48,810       0.67         1.29 - 2.69     13.47  -  15.10
     2011... 3,708    12.58 - 14.34     51,675       0.61         1.29 - 2.69     (2.99) -  (1.60)
     2010... 4,508    12.97 - 14.57     64,079       0.90         1.29 - 2.69     12.71  -  14.33

     Oppenheimer Main Street Small Cap (SS)
     2014...   523    30.52 - 35.61     17,926       0.62         1.29 - 2.54      8.82  -  10.21
     2013...   674    28.04 - 32.31     21,002       0.72         1.29 - 2.54     37.77  -  38.81
     2012...   913    20.35 - 23.28     20,594       0.33         1.29 - 2.59     14.62  -  16.15
     2011... 1,139    17.76 - 20.04     22,199       0.42         1.29 - 2.59     (4.91) -  (3.64)
     2010... 1,421    18.67 - 20.80     28,817       0.42         1.29 - 2.59     19.87  -  21.47

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- -------------------------------------------------
                         ACCUMULATION                                     EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT         RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO*  LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  -------------  ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2014.....   <1     $17.42 - 17.42      $    1         1.61%        1.50 - 1.50%     9.49  -   9.49%
     2013.....   <1      15.91 - 15.91           2         1.77         1.50 - 1.50     (1.01) -  (1.01)
     2012.....   <1      16.07 - 16.07           2         2.26         1.50 - 1.50      9.18  -   9.18
     2011.....   <1      14.72 - 14.72           1         2.09         1.50 - 1.50      5.17  -   5.17
     2010.....   <1      14.00 - 14.00           1         1.79         1.50 - 1.50      6.87  -   6.87

     Money Market
     2014.....    2       9.81 -  9.81          19        <0.01         1.50 - 1.50     (1.49) -  (1.49)
     2013.....    2       9.96 -  9.96          20         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2012.....    2      10.11 - 10.11          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2011.....    2      10.25 - 10.25          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2010.....    2      10.40 - 10.40          22         0.05         1.50 - 1.50     (1.45) -  (1.45)

     PIMCO VIT Total Return
     2014.....   <1      17.10 - 17.10           2         2.22         1.50 - 1.50      2.71  -   2.71
     2013.....   <1      16.65 - 16.65           2         2.14         1.50 - 1.50     (3.43) -  (3.43)
     2012.....   <1      17.24 - 17.24           1         2.57         1.50 - 1.50      7.94  -   7.94
     2011.....   <1      15.97 - 15.97           1         2.72         1.50 - 1.50      2.06  -   2.06
     2010.....   <1      15.65 - 15.65           1         2.32         1.50 - 1.50      6.50  -   6.50

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2014.....  236       6.36 -  7.04       1,606         0.26         1.29 - 2.44    (20.61) - (19.67)
     2013.....  328       8.01 -  8.76       2,804         1.74         1.29 - 2.44    (16.80) - (15.82)
     2012.....  421       9.63 - 10.41       4,286         2.41         1.29 - 2.44      2.55  -   3.76
     2011.....  477       9.39 - 10.03       4,691        14.63         1.29 - 2.44     (9.79) -  (8.73)
     2010.....  520      10.40 - 10.99       5,621        13.62         1.29 - 2.44     21.22  -  22.65

     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2014.....   67      13.59 - 15.04         969         5.36         1.29 - 2.44     (1.07) -   0.10
     2013.....  100      13.73 - 15.03       1,450         5.15         1.29 - 2.44     (9.31) -  (8.24)
     2012.....  127      15.14 - 16.38       2,020         4.99         1.29 - 2.44     14.87  -  16.23
     2011.....  144      13.18 - 14.09       1,989         4.43         1.29 - 2.44      3.63  -   4.85
     2010.....  188      12.72 - 13.44       2,484         4.43         1.29 - 2.44      9.32  -  10.61

     PIMCO VIT Real Return (Advisor Shares)
     2014.....  215      12.27 - 13.58       2,818         1.32         1.29 - 2.44      0.48  -   1.66
     2013.....  376      12.21 - 13.36       4,875         1.33         1.29 - 2.44    (10.61) - (10.48)
     2012.....  546      13.66 - 14.92       7,959         1.01         1.29 - 2.59      5.82  -   7.24
     2011.....  581      12.91 - 13.91       7,910         2.00         1.29 - 2.59      8.68  -  10.13
     2010.....  723      11.96 - 12.63       8,968         1.42         1.29 - 2.44      5.37  -   6.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Total Return (Advisor Shares)
     2014............   907      $13.44 - 15.08    $13,235        2.00%       1.29 - 2.59%     1.48  -   2.83%
     2013............ 1,297       13.24 - 14.66     18,497        2.11        1.29 - 2.59     (4.60) -  (3.32)
     2012............ 1,583       13.88 - 15.16     23,459        2.51        1.29 - 2.59      6.65  -   8.08
     2011............ 1,912       13.01 - 14.03     26,297        2.45        1.29 - 2.59      0.83  -   2.18
     2010............ 2,369       12.91 - 13.73     31,973        2.38        1.29 - 2.59      5.21  -   6.62
Investments in the
  Profunds VP
   Sub-Accounts:
     ProFund VP Financials
     2014............    <1        9.87 -  9.87          2       <0.01         .50 - 1.50     11.25  -  11.25
     2013............    <1        8.87 -  8.87          4       <0.01        1.50 - 1.50     30.12  -  30.12
     2012............    <1        6.82 -  6.82          4        0.11        1.50 - 1.50     22.88  -  22.88
     2011............    <1        5.55 -  5.55          3          --        1.50 - 1.50    (15.11) - (15.11)
     2010............    <1        6.54 -  6.54          1          --        1.50 - 1.50    (34.64) -   9.29

     ProFund VP Health Care
     2014............    <1       20.97 - 20.97          2        0.04        1.50 - 1.50     21.87  -  21.87
     2013............    <1       17.21 - 17.21          5        0.00        1.50 - 1.50     37.69  -  37.69
     2012............    <1       12.50 - 12.50          3        0.37        1.50 - 1.50     15.66  -  15.66
     2011............    <1       10.80 - 10.80          3        0.40        1.50 - 1.50      8.49  -   8.49
     2010............    <1        9.96 -  9.96          0          --        1.50 - 1.50      1.32  -   1.32

     Profund VP Large-Cap Value
     2014............    26       12.17 - 12.17        316       <0.01        2.10 - 2.10        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2011............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2010............    --          N/A -  N/A         --          --          N/A - N/A        N/A -    N/A

     ProFund VP Mid-Cap Value
     2014............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    <1       10.76 - 10.76          5        0.15        1.50 - 1.50     14.84  -  14.84
     2011............    <1        9.37 -  9.37          4        0.17        1.50 - 1.50     (5.34) -  (5.34)
     2010............    <1        9.90 -  9.90          4        0.30        1.50 - 1.50     18.67  -  18.67

     ProFund VP Telecommunications
     2014............    --       11.05 - 11.05          2        2.15        1.50 - 1.50     (0.92) -  (0.92)
     2013............    <1       11.15 - 11.15          4        0.03        1.50 - 1.50     10.41  -  10.41
     2012............    <1       10.10 - 10.10          3        3.90        1.50 - 1.50     14.79  -  14.79
     2011............    <1        8.80 -  8.80          3        4.20        1.50 - 1.50      0.36  -   0.36
     2010............    <1        8.77 -  8.77          1        5.13        1.50 - 1.50     13.97  -  13.97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Utilities
     2014.........     1   $13.01 - 13.01    $    13        1.14%       1.50 - 1.50%    24.02  -  24.02%
     2013.........     2    10.49 - 10.49         20        0.03        1.50 - 1.50     11.64  -  11.64
     2012.........     2     9.40 -  9.40         18        1.36        1.50 - 1.50     (1.34) -  (1.34)
     2011.........     5     9.52 -  9.52         50        2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23         44        3.05        1.50 - 1.50       4.38 -   4.38

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2014......... 1,068    15.67 - 19.71     18,157        4.06       0.80 -  2.15      2.07  -   3.48
     2013......... 1,241    15.35 - 19.04     20,484        1.40       0.80 -  2.15     (2.62) -  (1.27)
     2012......... 1,586    15.77 - 19.29     26,870        2.59       0.80 -  2.15     (0.34) -   1.04
     2011......... 1,896    15.82 - 19.09     32,176        3.81       0.80 -  2.15      4.51  -   5.94
     2010......... 2,370    15.14 - 18.02     37,973        7.87       0.80 -  2.15      2.90  -   4.32

     VT Capital Opportunities
     2014.........   147    26.33 - 30.35      4,142        0.20       0.80 -  2.00      4.91  -   6.19
     2013.........   196    25.10 - 28.58      5,255        0.53       0.80 -  2.00     31.42  -  33.03
     2012.........   219    19.10 - 21.48      4,443        0.40       0.80 -  2.00     13.45  -  13.57
     2011.........   264    16.82 - 18.94      4,748        0.14       0.80 -  2.15     (8.12) -  (6.86)
     2010.........   301    18.30 - 20.33      5,847        0.23       0.80 -  2.15     26.75  -  28.50

     VT Diversified Income
     2014......... 1,300    16.98 - 20.92     24,138        8.22       0.80 -  2.15     (1.81) -  (0.46)
     2013......... 1,484    17.29 - 21.01     27,839        3.30       0.80 -  2.15      5.50  -   6.95
     2012......... 1,758    16.39 - 19.65     31,046        5.75       0.80 -  2.15      9.12  -  10.63
     2011......... 2,041    15.02 - 17.76     32,796       10.06       0.80 -  2.15     (5.24) -  (3.94)
     2010......... 2,431    15.85 - 18.49     40,914       14.58       0.80 -  2.15     10.25  -  11.77

     VT Equity Income
     2014......... 2,931    13.79 - 28.69     72,658        1.80        0.80 - 2.59      9.74  -  11.76
     2013......... 3,717    12.57 - 25.67     81,756        2.05        0.80 - 2.59     28.99  -  31.36
     2012......... 4,565     9.74 - 19.55     76,738        2.38        0.80 - 2.59     16.21  -  18.35
     2011......... 5,590     8.38 - 16.52     80,063        1.87        0.80 - 2.59    (35.70) -   1.11
     2010......... 6,698     8.44 - 16.33     95,741        1.92        0.80 - 2.59    (28.97) -  11.71

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2014...  3,564  $14.06 - 16.17    $ 53,213      1.58%        0.80 - 2.69%     7.70  -   9.79%
     2013...  4,309   13.05 - 14.73      58,941      1.78         0.80 - 2.69     14.92  -  17.15
     2012...  5,104   11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50  -  11.63
     2011...  5,948   10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01  -   1.95
     2010...  7,236   10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85  -   9.94

     VT Global Asset Allocation
     2014...  1,274   18.27 - 19.62      23,323      2.39         0.80 - 2.44      6.75  -   8.55
     2013...  1,470   16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42  -  18.54
     2012...  1,667   14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23  -  13.28
     2011...  2,013   12.53 - 13.95      26,313      4.63         0.80 - 2.59     (2.99) -  (1.21)
     2010...  2,438   12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72  -  13.77

     VT Global Equity
     2014...  1,408    7.69 - 11.80      16,093      0.39         0.80 - 2.15     (0.71) -   0.66
     2013...  1,632    7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14  -  30.92
     2012...  1,893    6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59  -  19.22
     2011...  2,226    5.10 -  7.51      16,534      2.10         0.80 - 2.15     (6.99) -  (5.71)
     2010...  2,785    5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48  -   8.96

     VT Global Health Care
     2014...  1,209   24.64 - 28.72      30,932      0.25         0.80 - 2.49     24.47  -  26.62
     2013...  1,449   19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14  -  40.53
     2012...  1,678   14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22  -  21.29
     2011...  1,982   12.02 - 13.31      23,902      0.87         0.80 - 2.49     (3.63) -  (1.97)
     2010...  2,434   12.47 - 13.58      30,167      1.95         0.80 - 2.49     (0.08) -   1.65
     VT Global Utilities
     2014...    733   14.59 - 21.47      10,759      2.95         0.80 - 2.29     11.96  -  13.66
     2013...    883   12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75  -  12.91
     2012...  1,040   11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21  -   4.20
     2011...  1,245   10.91 - 16.18      14,107      3.65         0.80 - 2.69     (7.95) -  (6.16)
     2010...  1,528   11.63 - 17.58      18,568      4.00         0.80 - 2.69     (0.90) -   1.02

     VT Growth and Income
     2014...  8,761   19.21 - 19.60     145,170      1.38         0.70 - 2.69      7.75  -   9.96
     2013... 10,395   17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03  -  34.73
     2012... 12,240   12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93  -  18.30
     2011... 14,617   10.96 - 11.88     141,861      1.30         0.70 - 2.69     (7.20) -  (5.31)
     2010... 17,810   11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30  -  13.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2014...  1,306  $  6.98 - 8.57    $ 10,237       0.22%       0.80 - 2.15%    11.47  -  13.00%
     2013...  1,549     6.26 - 7.59      10,806       0.50        0.80 - 2.15     33.21  -  35.05
     2012...  1,847     4.70 - 5.62       9,608       0.09        0.80 - 2.15     15.03  -  16.62
     2011...  2,117     4.09 - 4.82       9,501       0.17        0.80 - 2.15     (6.18) -  (4.89)
     2010...  2,306     4.36 - 5.07      10,973       0.21        0.80 - 2.15     14.79  -  16.38

     VT High Yield
     2014...  1,512   21.14 - 23.24      33,289       6.36        0.80 - 2.54     (1.02) -   0.75
     2013...  1,804   21.36 - 23.07      39,729       7.15        0.80 - 2.54      5.67  -   6.99
     2012...  2,136   20.22 - 21.56      44,425       7.81        0.80 - 2.59     13.00  -  15.08
     2011...  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59     (0.87) -   0.94
     2010...  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59     11.09  -  13.13

     VT Income
     2014...  4,214   14.18 - 20.88      72,738       6.30        0.80 - 2.54      3.75  -   5.60
     2013...  4,977   13.67 - 19.77      81,699       3.90        0.80 - 2.54     (0.72) -   1.06
     2012...  5,874   13.77 - 19.56      95,918       5.15        0.80 - 2.54      7.92  -   9.86
     2011...  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54      2.34  -   4.16
     2010...  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54      7.08  -   8.99

     VT International Equity
     2014...  5,419   12.05 - 15.80      74,215       0.98        0.70 - 2.59     (9.19) -  (7.43)
     2013...  6,439   13.02 - 17.40      97,085       1.46        0.70 - 2.59     24.76  -  27.18
     2012...  7,707   10.23 - 13.95      92,599       2.26        0.70 - 2.59     18.75  -  21.06
     2011...  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59    (23.28) - (17.51)
     2010... 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59      1.61  -   9.26

     VT International Growth
     2014...    968    7.83 - 12.65      11,716       0.06        0.80 - 2.15     (8.16) - (6.90)
     2013...  1,126    8.53 - 13.59      14,739       1.05        0.80 - 2.15     19.74  -  21.39
     2012...  1,306    7.12 - 11.20      14,073       1.48        0.80 - 2.15     18.40  -  20.04
     2011...  1,545     6.02 - 9.33      14,000       2.52        0.80 - 2.15    (19.66) - (18.55)
     2010...  1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15      9.79  -  11.31

     VT International Value
     2014...    968   11.04 - 14.23      12,894       1.41        0.80 - 2.15    (11.43) - (10.21)
     2013...  1,096   12.46 - 15.85      16,375       2.53        0.80 - 2.15     19.59  -  21.23
     2012...  1,238   10.42 - 13.08      15,369       3.14        0.80 - 2.15     19.08  -  20.73
     2011...  1,543    8.75 - 10.83      15,943       2.74        0.80 - 2.15    (15.63) - (14.47)
     2010...  1,943   10.37 - 12.66      23,612       3.26        0.80 - 2.15      4.82  -   6.27

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                      AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------------
                                     ACCUMULATION                                  EXPENSE            TOTAL
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2014..................  4,135  $13.09 - 19.77..  $ 55,192.     1.19%....   0.80 - 2.44%... 11.13  -  13.00%.
     2013..................  4,884   11.58 - 17.79..    57,858.      1.51....    0.80 - 2.44...  31.83  -  34.04.
     2012..................  5,775    8.64 - 13.50..    51,364.      1.37....    0.80 - 2.44...  13.97  -  15.89.
     2011..................  6,981    7.46 - 11.84..    53,722.      1.15....    0.80 - 2.44... (8.52) -  (0.76).
     2010..................  8,264    7.51 - 12.13..    64,481.      1.24....    0.80 - 2.44...   4.16  -  13.01.

     VT Money Market
     2014..................  5,642    8.55 - 11.58..    55,405.      0.01....    0.80 - 2.54... (2.53) -  (0.79).
     2013..................  6,570    8.72 - 11.67      65,393      0.01         0.80 - 2.59     (2.58) -  (0.79)
     2012..................  8,055    8.95 - 11.77      81,873      0.01         0.80 - 2.59     (2.59) -  (0.79)
     2011..................  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59     (2.57) -  (0.79)
     2010.................. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59     (2.55) -  (0.76)

     VT Multi-Cap Growth
     2014..................  6,238   13.10 - 22.90      80,850      0.32         0.80 - 2.69     10.44  -  12.58
     2013..................  7,351   11.64 - 20.73      85,227      0.51         0.80 - 2.69     32.77  -  35.35
     2012..................  8,569    8.60 - 15.62      74,102      0.25         0.80 - 2.69     13.61  -  15.82
     2011.................. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69     (7.63) -  (5.84)
     2010.................. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69     16.34  -  18.60

     VT Multi-Cap Value
     2014..................    257   26.51 - 30.55       7,328      0.72         0.80 - 2.00       8.54  -  9.87
     2013..................    301   24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23  - 40.93
     2012..................    348   17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93  - 15.32
     2011..................    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00     (7.01) - (5.88)
     2010..................    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58  - 23.07

     VT Research
     2014..................  1,619   16.26 - 21.45      25,532      0.81         0.80 - 2.34      12.17  - 13.94
     2013..................  1,932   14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24  - 32.30
     2012..................  2,279   10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15  - 16.97
     2011..................  2,810    9.22 - 12.75      25,746      0.83         0.80 - 2.34     (4.04) - (2.53)
     2010..................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66  - 15.45

     VT Small Cap Value
     2014..................  1,442   19.10 - 22.68      39,246      0.49         0.70 - 2.30        1.08  - 2.71
     2013..................  1,813   18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44  - 38.63
     2012..................  2,165   13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81  - 16.67
     2011..................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30     (6.89) - (5.39)
     2010..................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30     23.12  -  25.11

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Voyager
     2014.............  7,085  $15.54 - 20.72    $109,081      0.75%        0.80 - 2.69%     6.77  -   8.84%
     2013.............  8,343   14.28 - 19.41     119,381      0.81         0.80 - 2.69     39.86  -  42.58
     2012............. 10,008   10.02 - 13.88     101,747      0.36         0.80 - 2.69     11.15  -  40.64
     2011............. 11,845    7.12 - 12.48     107,441        --         0.70 - 2.69    (20.06) - (18.42)
     2010............. 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69     17.55  -  19.96

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2014.............     52   14.32 - 15.35         772      2.96         1.15 - 1.85      5.86  -   6.40
     2013.............     48   13.53 - 14.43         659      3.73         1.35 - 1.85     (2.16) -  (1.66)
     2012.............     64   13.83 - 14.67         910      4.84         1.35 - 1.85      7.41  -   7.96
     2011.............     74   12.87 - 13.59         994      3.62         1.35 - 1.85      3.70  -   4.23
     2010.............     75   12.41 - 13.04         967      6.74         1.35 - 1.85      5.16  -   5.70

     Van Kampen UIF Emerging Markets Equity
     2014.............    936   18.43 - 24.08      18,089      0.38         0.70 - 2.20     (6.57) -  (5.16)
     2013.............  1,142   19.44 - 27.55      23,231      1.18         0.70 - 2.20     (3.18) -  (1.72)
     2012.............  1,377   19.77 - 28.46      28,583        --         0.70 - 2.20     17.34  -  19.11
     2011.............  1,607   16.60 - 24.25      28,314      0.40         0.70 - 2.20    (20.00) - (18.79)
     2010.............  1,868   20.44 - 30.31      41,174      0.58         0.70 - 2.20     16.44  -  18.19

     Van Kampen UIF Global Infrastructure
     2014 (al) (ao)...  1,230   16.52 - 19.50      53,196        --         0.70 - 1.98      7.25  -   8.19

     Van Kampen UIF Global Tactical Asset Allocation Portfolio
     2014.............  5,574   13.64 - 14.87      79,713      0.84         0.70 - 2.20     (0.07) -   1.44
     2013.............  6,536   13.45 - 14.88      92,037      0.20         0.70 - 2.20     13.42  -  15.14
     2012.............  1,140   11.68 - 13.12      12,307      2.13         0.70 - 2.20     11.36  -  13.05
     2011.............  1,320   10.33 - 11.78      12,723      1.31         0.70 - 2.20     (4.35) -   3.02
     2010.............  1,623   10.80 - 12.50      16,486      2.90         0.70 - 2.20      3.39  -   4.95

     Van Kampen UIF Growth
     2014.............  1,367   17.84 - 21.61      25,271        --         0.70 - 2.69      3.50  -   5.62
     2013.............  1,540   16.89 - 20.88      27,382      0.43         0.70 - 2.69     44.09  -  47.04
     2012.............  1,901   11.49 - 14.49      23,350        --         0.70 - 2.69     11.29  -  13.58
     2011.............  2,255   10.11 - 13.02      24,622      0.11         0.70 - 2.69     (5.41) -  (3.48)
     2010.............  2,712   10.48 - 13.77      30,980      0.12         0.70 - 2.69     19.56  -  22.00

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Mid Cap Growth
     2014.........   558   $24.51 - 28.88    $14,237        -- %        0.70 - 2.30%    (0.35) -   1.26%
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30     34.36  -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30      6.21  -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30     (9.23) -  (7.77)
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30     29.31  -  31.39

     Van Kampen UIF U.S. Real Estate
     2014.........   500    28.83 - 53.44     20,052       1.45         0.70 - 2.30     26.77  -  28.82
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30     (0.27) -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30     13.20  -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30      3.52  -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30     27.01  -  29.06

Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2014.........   425    17.57 - 25.29      9,899       5.49         1.29 - 2.59      0.23  -   1.56
     2013.........   524    17.53 - 20.19     12,012       3.91         1.29 - 2.59    (11.12) -  (9.93)
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59     14.82  -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59      4.12  -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59    (12.16) -   6.90

     Van Kampen UIF Emerging Markets Equity (Class II)
     2014.........   204    28.42 - 33.18      6,475       0.33         1.29 - 2.59     (7.03) -  (5.79)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59     (3.66) -  (2.38)
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59     16.73  -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59    (20.35) - (19.29)
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59     15.87  -  17.41

     Van Kampen UIF Global Franchise (Class II)
     2014......... 1,446    24.17 - 25.37     37,168       2.05         1.29 - 2.59      1.80  -   3.16
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59     16.56  -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59     12.59  -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59      7.65  -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59     11.10  -  12.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Global Infrastructure (Class II)
     2014 (an) (ao)...   799   $26.57 - 31.02    $14,176        -- %        1.29 - 2.59%     6.52  -   7.50%

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
     2014............. 1,923.   15.03 - 17.54..   27,193       0.76         1.29 - 2.59     (0.65) -   0.68
     2013 (ar)........ 2,266.   15.13 - 17.42..   31,979       0.12         1.29 - 2.59      8.25  -   9.24

     Van Kampen UIF Growth (Class II)
     2014.............   223    24.23 - 24.50      5,760         --         1.29 - 2.59      3.34  -   4.72
     2013.............   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59     43.90  -  45.82
     2012.............   394    16.04 - 16.29      6,732         --         1.29 - 2.59     11.09  -  12.58
     2011.............   509    14.25 - 14.67      7,708         --         1.29 - 2.59     (4.29) -   7.62
     2010.............   633    14.89 - 15.53     10,101         --         1.29 - 2.59     19.44  -  21.03

     Van Kampen UIF Mid Cap Growth (Class II)
     2014.............   802    17.00 - 28.99     18,322         --         1.29 - 2.59     (0.80) -   0.53
     2013............. 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59     33.93  -  35.71
     2012............. 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59      5.67  -   7.09
     2011............. 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59     (8.37) -  73.05
     2010............. 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59     28.85  -  30.56

     Van Kampen UIF Small Company Growth (Class II)
     2014.............   289    26.72 - 31.19      8,550         --         1.29 - 2.59    (16.10) - (14.97)
     2013.............   363    31.84 - 36.68     12,718         --         1.29 - 2.59     66.90  -  69.12
     2012.............   474    19.08 - 21.69      9,880         --         1.29 - 2.59     11.73  -  13.22
     2011.............   601    17.08 - 19.16     11,112       4.01         1.29 - 2.59    (11.08) -  (9.89)
     2010.............   752    19.20 - 21.26     15,510         --         1.29 - 2.59     23.28  -  24.93

     Van Kampen UIF U.S. Real Estate (Class II)
     2014............. 1,013    28.50 - 37.99     35,316       1.25         1.29 - 2.59     26.08  -  27.76
     2013............. 1,348    22.60 - 26.04     36,894       0.86         1.29 - 2.59     (0.88) -   0.44
     2012............. 1,553    25.88 - 25.92     42,444       0.60         1.29 - 2.59     12.79  -  13.95
     2011............. 1,894    22.71 - 22.98     45,526       0.54         1.29 - 2.59     (8.67) -   2.93
     2010............. 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69     26.05  -  27.86

(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure--Class II
(ao) For the period beginning April 25, 2014 and ended December 31, 2014
(ar) For the period beginning April 26, 2013 and ended December 31, 2013

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              Year Ended December 31,
($ in millions)                                                                               ----------------------
                                                                                               2014    2013    2012
                                                                                              ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $216, $367 and $402)                                 $  589  $  613  $  593
   Contract charges (net of reinsurance ceded of $176, $251 and $252)                            847   1,054   1,029
   Net investment income                                                                       2,081   2,485   2,597
   Realized capital gains and losses:
       Total other-than-temporary impairment ("OTTI") losses                                     (54)    (49)    (60)
       OTTI losses reclassified to (from) other comprehensive income                              (1)     (3)     (8)
                                                                                              ------  ------  ------
          Net OTTI losses recognized in earnings                                                 (55)    (52)    (68)
       Sales and other realized capital gains and losses                                         198     128      52
                                                                                              ------  ------  ------
          Total realized capital gains and losses                                                143      76     (16)
                                                                                              ------  ------  ------
                                                                                               3,660   4,228   4,203
                                                                                              ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded of $329, $331 and $644)                         1,452   1,606   1,521
   Interest credited to contractholder funds (net of reinsurance ceded of $27, $27 and $28)      891   1,251   1,289
   Amortization of deferred policy acquisition costs                                             162     240     324
   Operating costs and expenses                                                                  310     434     437
   Restructuring and related charges                                                               2       6      --
   Interest expense                                                                               16      23      45
                                                                                              ------  ------  ------
                                                                                               2,833   3,560   3,616
                                                                                              ------  ------  ------
(Loss) gain on disposition of operations                                                         (68)   (687)     18
                                                                                              ------  ------  ------
Income (loss) from operations before income tax expense                                          759     (19)    605

Income tax expense                                                                               233      19     179
                                                                                              ------  ------  ------
Net income (loss)                                                                                526     (38)    426
                                                                                              ------  ------  ------
Other comprehensive income (loss), after-tax
   Change in unrealized net capital gains and losses                                             455    (707)    821
   Change in unrealized foreign currency translation adjustments                                  (4)      2      --
                                                                                              ------  ------  ------
       Other comprehensive income (loss), after-tax                                              451    (705)    821
                                                                                              ------  ------  ------
Comprehensive income (loss)                                                                   $  977  $ (743) $1,247
                                                                                              ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                   December 31,
($ in millions, except par value data)                                                           ----------------
                                                                                                   2014     2013
                                                                                                 -------  -------
Assets
Investments
   Fixed income securities, at fair value (amortized cost $25,822 and $27,427)                   $28,117  $28,756
   Mortgage loans                                                                                  3,686    4,173
   Equity securities, at fair value (cost $927 and $565)                                             970      650
   Limited partnership interests                                                                   2,024    2,064
   Short-term, at fair value (amortized cost $857 and $590)                                          857      590
   Policy loans                                                                                      616      623
   Other                                                                                           1,196    1,088
                                                                                                 -------  -------
          Total investments                                                                       37,466   37,944
Cash                                                                                                 146       93
Deferred policy acquisition costs                                                                  1,271    1,331
Reinsurance recoverables                                                                           2,586    2,754
Accrued investment income                                                                            333      358
Other assets                                                                                         537      256
Separate Accounts                                                                                  4,396    5,039
Assets held for sale                                                                                  --   15,593
                                                                                                 -------  -------
          Total assets                                                                           $46,735  $63,368
                                                                                                 =======  =======
Liabilities
Contractholder funds                                                                             $21,816  $23,604
Reserve for life-contingent contract benefits                                                     11,566   11,589
Unearned premiums                                                                                      6        6
Payable to affiliates, net                                                                            96      100
Other liabilities and accrued expenses                                                               826      838
Deferred income taxes                                                                              1,407      941
Notes due to related parties                                                                         275      282
Separate Accounts                                                                                  4,396    5,039
Liabilities held for sale                                                                             --   14,899
                                                                                                 -------  -------
          Total liabilities                                                                       40,388   57,298
                                                                                                 -------  -------
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder's Equity

Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued       --       --

Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued       --       --

Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5        5
Additional capital paid-in                                                                         1,990    2,690
Retained income                                                                                    2,973    2,447
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on fixed income securities with OTTI                   47       31
       Other unrealized net capital gains and losses                                               1,468      997
       Unrealized adjustment to DAC, DSI and insurance reserves                                     (133)    (101)
                                                                                                 -------  -------
          Total unrealized net capital gains and losses                                            1,382      927
       Unrealized foreign currency translation adjustments                                            (3)       1
                                                                                                 -------  -------
          Total accumulated other comprehensive income                                             1,379      928
                                                                                                 -------  -------
          Total shareholder's equity                                                               6,347    6,070
                                                                                                 -------  -------
          Total liabilities and shareholder's equity                                             $46,735  $63,368
                                                                                                 =======  =======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                               Year Ended December 31,
($ in millions)                                                ----------------------
                                                                2014    2013    2012
                                                               ------  ------  ------
Common stock                                                   $    5  $    5  $    5
                                                               ------  ------  ------
Additional capital paid-in
Balance, beginning of year                                      2,690   3,190   3,190
Return of capital                                                (700)   (500)     --
                                                               ------  ------  ------
Balance, end of year                                            1,990   2,690   3,190
                                                               ------  ------  ------
Retained income
Balance, beginning of year                                      2,447   2,485   2,060
Net income (loss)                                                 526     (38)    426
Loss on reinsurance agreement with an affiliate                    --      --      (1)
                                                               ------  ------  ------
Balance, end of year                                            2,973   2,447   2,485
                                                               ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year                                        928   1,633     812
Change in unrealized net capital gains and losses                 455    (707)    821
Change in unrealized foreign currency translation adjustments      (4)      2      --
                                                               ------  ------  ------
Balance, end of year                                            1,379     928   1,633
                                                               ------  ------  ------
Total shareholder's equity                                     $6,347  $6,070  $7,313
                                                               ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                           Year Ended December 31,
($ in millions)                                                                           -------------------------
                                                                                            2014     2013     2012
                                                                                          -------  -------  -------
Cash flows from operating activities
Net income (loss)                                                                         $   526  $   (38) $   426
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                      (86)     (73)     (25)
   Realized capital gains and losses                                                         (143)     (76)      16
   Loss (gain) on disposition of operations                                                    68      687      (18)
   Interest credited to contractholder funds                                                  891    1,251    1,289
   Changes in:
       Policy benefits and other insurance reserves                                          (553)    (634)    (656)
       Unearned premiums                                                                       (1)      (2)      (3)
       Deferred policy acquisition costs                                                       (1)     (14)      62
       Reinsurance recoverables, net                                                          (25)     (54)    (157)
       Income taxes                                                                           121       33      248
       Other operating assets and liabilities                                                (134)     (65)     (35)
                                                                                          -------  -------  -------
          Net cash provided by operating activities                                           663    1,015    1,147
                                                                                          -------  -------  -------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities                                                                  3,353    4,046    6,674
   Equity securities                                                                        1,383      265       22
   Limited partnership interests                                                              521      387      201
   Mortgage loans                                                                              10       24       15
   Other investments                                                                           35       38      111
Investment collections
   Fixed income securities                                                                  1,909    4,168    3,077
   Mortgage loans                                                                           1,027      926    1,022
   Other investments                                                                           46       88       84
Investment purchases
   Fixed income securities                                                                 (3,232)  (4,348)  (7,458)
   Equity securities                                                                       (1,612)    (453)    (201)
   Limited partnership interests                                                             (711)    (597)    (507)
   Mortgage loans                                                                            (468)    (522)    (449)
   Other investments                                                                         (306)     (81)    (159)
Change in short-term investments, net                                                          79     (108)      16
Change in policy loans and other investments, net                                              60       76       56
Disposition of operations                                                                     345       --       13
                                                                                          -------  -------  -------
          Net cash provided by investing activities                                         2,439    3,909    2,517
                                                                                          -------  -------  -------
Cash flows from financing activities
Contractholder fund deposits                                                                1,065    2,062    2,061
Contractholder fund withdrawals                                                            (3,407)  (6,520)  (5,490)
Return of capital                                                                            (700)    (500)      --
Repayment of notes due to related parties                                                      (7)    (214)    (204)
                                                                                          -------  -------  -------
          Net cash used in financing activities                                            (3,049)  (5,172)  (3,633)
                                                                                          -------  -------  -------
Net increase (decrease) in cash                                                                53     (248)      31
Cash at beginning of year                                                                      93      341      310
                                                                                          -------  -------  -------
Cash at end of year                                                                       $   146  $    93  $   341
                                                                                          =======  =======  =======

                See notes to consolidated financial statements.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities, and institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes. The following table summarizes premiums and contract charges by product.

                                                       2014   2013   2012
     ($ in millions)                                  ------ ------ ------
     Premiums
     Traditional life insurance                       $  492 $  471 $  449
     Immediate annuities with life contingencies           4     37     45
     Accident and health insurance                        93    105     99
                                                      ------ ------ ------
        Total premiums                                   589    613    593

     Contract charges
     Interest-sensitive life insurance                   828  1,036  1,011
     Fixed annuities                                      19     18     18
                                                      ------ ------ ------
        Total contract charges                           847  1,054  1,029
                                                      ------ ------ ------
            Total premiums and contract charges       $1,436 $1,667 $1,622
                                                      ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2014, the top geographic locations for statutory premiums and annuity considerations were California, Texas, New York, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs ("DAC"), deferred sales inducement costs ("DSI") and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds and other funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions and income from limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds and real estate funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates all traditional life insurance products and immediate annuities with life contingencies in the analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $7 million and $8 million as of December 31, 2014 and 2013, respectively. Amortization expense of the present value of future profits was $1 million, $2 million and $3 million in 2014, 2013 and 2012, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2014 and 2013. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2014 or 2013.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the Financial Accounting Standards Board ("FASB") issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The impact of adoption is not expected to be material to the Company's results of operations and financial position.

3. Disposition

   On April 1, 2014, the Company sold Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition increased by $79 million, pre-tax, ($38 million, after-tax) in 2014. Immediately prior to the sale closing, LBL recaptured the business being sold that was previously ceded to ALIC. The applicable prior reinsurance agreements placed by LBL were novated and replicated by ALIC.

   In conjunction with the sale, the Company was required to establish a trust relating to the business that LBL continues to cede to ALIC. This trust is required to have assets greater than or equal to the statutory reserves ceded by LBL to ALIC, measured on a monthly basis. As of December 31, 2014, the trust holds $5.28 billion of investments, which are reported in the Consolidated Statement of Financial Position.

   The following table summarizes the assets and liabilities classified as held for sale as of December 31, 2013.

      ($ in millions)
      Assets
      Investments
         Fixed income securities                                 $10,167
         Mortgage loans                                            1,367
         Short-term investments                                      160
         Policy loans                                                198
         Other investments                                            91
                                                                 -------
             Total investments                                    11,983
      Cash                                                            --
      Deferred policy acquisition costs                              743
      Reinsurance recoverables, net                                1,660
      Accrued investment income                                      109
      Other assets                                                    79
      Separate Accounts                                            1,701
                                                                 -------
                Assets held for sale                              16,275
                Less: Loss accrual                                  (682)
                                                                 -------
                    Total assets held for sale                   $15,593
                                                                 =======
      Liabilities
      Reserve for life-contingent contract benefits              $ 1,894
      Contractholder funds                                        10,945
      Unearned premiums                                               12
      Deferred income taxes                                          151
      Other liabilities and accrued expenses                         196
      Separate Accounts                                            1,701
                                                                 -------
                    Total liabilities held for sale              $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale as of December 31, 2013.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $102 million, $306 million and $231 million in 2014, 2013 and 2012, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $508 million, $322 million and $543 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $2 million, $6 million and $18 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses or other investments.

   The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2014   2013   2012
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments           $(182) $ 235  $(298)
                                                     -----  -----  -----
         Operating cash flow (used) provided          (182)   235   (298)
      Net change in cash                                --     (2)    --
                                                     -----  -----  -----
         Net change in proceeds managed              $(182) $ 233  $(298)

      Net change in liabilities
      Liabilities for collateral, beginning of year  $(328) $(561) $(263)
      Liabilities for collateral, end of year         (510)  (328)  (561)
                                                     -----  -----  -----
         Operating cash flow provided (used)         $ 182  $(233) $ 298
                                                     =====  =====  =====

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $339 million, $456 million and $451 million in 2014, 2013 and 2012, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million and $35 million of structured settlement annuities, a type of immediate annuity, in 2013 and 2012, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million and $3 million related to structured settlement annuities with life contingencies and were included in premium revenue for 2013 and 2012, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.68 billion and $4.72 billion as of December 31, 2014 and 2013, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $4 million, $13 million and $11 million in 2014, 2013 and 2012, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC prior to April 1, 2014, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2014 2013
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC                    $ -- $  7
           6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                           ---- ----
              Total notes due to related parties           $275 $282
                                                           ==== ====

--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2014 and 2013.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus

3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2014, 2013 and 2012, the Company recorded net investment income on these notes of $15 million. In each of 2014, 2013 and 2012, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013 and 2012, the Company incurred interest expense on this surplus note of $7 million and $27 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2014, 2013 and 2012, the Company incurred interest expense on these notes of $84 thousand, $1 million and $1 million respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2014 or 2013.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2014 or 2013.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2014 or 2013.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2014 and 2013, no capital had been provided by AIC under this agreement.

Return of capital

   The Company approved and paid a return of capital of $700 million and $500 million to AIC in 2014 and 2013, respectively, which were recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                  Gross unrealized
                                        Amortized ---------------
                                          cost    Gains    Losses  Fair value
     ($ in millions)                    ---------  ------  ------  ----------
     December 31, 2014
     U.S. government and agencies        $   668  $  102   $  --    $   770
     Municipal                             3,156     520     (14)     3,662
     Corporate                            19,465   1,670    (150)    20,985
     Foreign government                      654      81      --        735
     ABS                                     773      13     (21)       765
     RMBS                                    554      55      (4)       605
     CMBS                                    538      43      (2)       579
     Redeemable preferred stock               14       2      --         16
                                         -------   ------  -----    -------
        Total fixed income securities    $25,822  $2,486   $(191)   $28,117
                                         =======   ======  =====    =======
     December 31, 2013
     U.S. government and agencies        $   678  $   90   $  (2)   $   766
     Municipal                             3,135     231     (62)     3,304
     Corporate                            20,397   1,214    (295)    21,316
     Foreign government                      715      83      (6)       792
     ABS                                   1,011      30     (34)     1,007
     RMBS                                    752      50     (12)       790
     CMBS                                    724      47      (7)       764
     Redeemable preferred stock               15       2      --         17
                                         -------   ------  -----    -------
        Total fixed income securities    $27,427  $1,747   $(418)   $28,756
                                         =======   ======  =====    =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2014:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less                  $ 1,338  $ 1,359
           Due after one year through five years      5,196    5,614
           Due after five years through ten years     9,950   10,475
           Due after ten years                        7,473    8,720
                                                    -------  -------
                                                     23,957   26,168
           ABS, RMBS and CMBS                         1,865    1,949
                                                    -------  -------
              Total                                 $25,822  $28,117
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                 2014    2013    2012
         ($ in millions)                        ------  ------  ------
         Fixed income securities                $1,522  $1,947  $2,084
         Mortgage loans                            242     345     345
         Equity securities                          20      12       9
         Limited partnership interests             267     175     159
         Short-term investments                      2       2       2
         Policy loans                               39      49      51
         Other                                      59      63      61
                                                ------  ------  ------
            Investment income, before expense    2,151   2,593   2,711
            Investment expense                     (70)   (108)   (114)
                                                ------  ------  ------
                Net investment income           $2,081  $2,485  $2,597
                                                ======  ======  ======

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                   2014  2013 2012
            ($ in millions)                        ----  ---- ----
            Fixed income securities                $ (4) $ 3  $(62)
            Mortgage loans                            2   20     8
            Equity securities                       134   45    --
            Limited partnership interests            (4)  (6)   --
            Derivatives                              12   14    34
            Other                                     3   --     4
                                                   ----  ---  ----
               Realized capital gains and losses   $143  $76  $(16)
                                                   ====  ===  ====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                                       2014  2013  2012
($ in millions)                                                        ----  ----  ----
Impairment write-downs                                                 $(11) $(33) $(51)
Change in intent write-downs                                            (44)  (19)  (17)
                                                                       ----  ----  ----
   Net other-than-temporary impairment losses recognized in earnings    (55)  (52)  (68)
Sales                                                                   184   114    17
Valuation and settlements of derivative instruments                      14    14    35
                                                                       ----  ----  ----
       Realized capital gains and losses                               $143  $ 76  $(16)
                                                                       ====  ====  ====

   Gross gains of $223 million, $145 million and $232 million and gross losses of $51 million, $46 million and $224 million were realized on sales of fixed income and equity securities during 2014, 2013 and 2012, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2014                 2013                 2012
($ in millions)                             -------------------  -------------------  -------------------
                                                  Included             Included             Included
                                            Gross  in OCI   Net  Gross  in OCI   Net  Gross  in OCI   Net
                                            ----- -------- ----  ----- -------- ----  ----- -------- ----
Fixed income securities:
   Municipal                                $ (1)   $--    $ (1) $ (8)   $--    $ (8) $ --    $--    $ --
   Corporate                                  (4)    --      (4)   --     --      --   (16)    (2)    (18)
   ABS                                        (5)    --      (5)   --     (2)     (2)   --     --      --
   RMBS                                        2     (1)      1    (2)     2      --   (23)    (9)    (32)
   CMBS                                       (1)    --      (1)  (32)    (3)    (35)  (22)     3     (19)
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
       Total fixed income securities          (9)    (1)    (10)  (42)    (3)    (45)  (61)    (8)    (69)
Mortgage loans                                 5     --       5    11     --      11     5     --       5
Equity securities                            (32)    --     (32)   (6)    --      (6)   (1)    --      (1)
Limited partnership interests                (18)    --     (18)   (9)    --      (9)   (3)    --      (3)
Other                                         --     --      --    (3)    --      (3)   --     --      --
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
   Other-than-temporary impairment losses   $(54)   $(1)   $(55) $(49)   $(3)   $(52) $(60)   $(8)   $(68)
                                            ====    ===    ====  ====    ===    ====  ====    ===    ====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $138 million and $164 million as of December 31, 2014 and 2013, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                    December 31, December 31,
                                        2014         2013
                   ($ in millions)  ------------ ------------
                     Municipal          $ (5)       $  (5)
                     ABS                  (1)         (10)
                     RMBS                (55)         (90)
                     CMBS                 (5)         (12)
                                        ----        -----
                       Total            $(66)       $(117)
                                        ====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                       2014   2013   2012
($ in millions)                                                                       -----  -----  -----
Beginning balance                                                                     $(299) $(345) $(581)
Additional credit loss for securities previously other-than-temporarily impaired         (6)   (13)   (33)
Additional credit loss for securities not previously other-than-temporarily impaired     (9)   (19)   (20)
Reduction in credit loss for securities disposed or collected                            44     75    288
Reduction in credit loss for securities the Company has made the decision to sell or
  more likely than not will be required to sell                                          --      2     --
Change in credit loss due to accretion of increase in cash flows                          2      1      1
Reduction in credit loss for securities sold in LBL disposition                          59     --     --
                                                                                      -----  -----  -----
Ending balance /(1)/                                                                  $(209) $(299) $(345)
                                                                                      =====  =====  =====

--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2014
Fixed income securities                                  $28,117   $2,486   $(191)      $2,295
Equity securities                                            970       57     (14)          43
Short-term investments                                       857       --      --           --
Derivative instruments /(1)/                                   2        3      (1)           2
EMA limited partnerships /(2)/                                                              (2)
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      2,338
Amounts recognized for:
   Insurance reserves /(3)/                                                                (28)
   DAC and DSI /(4)/                                                                      (176)
                                                                                        ------
       Amounts recognized                                                                 (204)
Deferred income taxes                                                                     (752)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $1,382
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $3 million classified as assets and $1 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2013
Fixed income securities                                  $28,756   $1,747   $(418)      $1,329
Equity securities                                            650       90      (5)          85
Short-term investments                                       590       --      --           --
Derivative instruments /(1)/                                 (13)       1     (14)         (13)
EMA limited partnerships                                                                    (2)
Investments classified as held for sale                                                    190
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      1,589
Amounts recognized for:
   Insurance reserves                                                                       --
   DAC and DSI                                                                            (156)
                                                                                        ------
       Amounts recognized                                                                 (156)
Deferred income taxes                                                                     (506)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $  927
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                            2014    2013    2012
($ in millions)                                                            -----  -------  ------
Fixed income securities                                                    $ 966  $(2,353) $1,735
Equity securities                                                            (42)      50      (1)
Derivative instruments                                                        15        4      (5)
EMA limited partnerships                                                      --       (3)     --
Investments classified as held for sale                                     (190)     190      --
                                                                           -----  -------  ------
   Total                                                                     749   (2,112)  1,729
Amounts recognized for:
   Insurance reserves                                                        (28)     771    (177)
   DAC and DSI                                                               (20)     252    (288)
                                                                           -----  -------  ------
       Amounts recognized                                                    (48)   1,023    (465)
Deferred income taxes                                                       (246)     382    (443)
                                                                           -----  -------  ------
Increase (decrease) in unrealized net capital gains and losses, after-tax  $ 455  $  (707) $  821
                                                                           =====  =======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                       Less than 12 months          12 months or more
                                                   --------------------------  --------------------------    Total
                                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                                   of issues value    losses   of issues value    losses     losses
($ in millions)                                    --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2014
Fixed income securities
U.S. government and agencies                            1    $    1   $  --        --    $   --   $  --      $  --
Municipal                                              17        90      (1)       10        47     (13)       (14)
Corporate                                             281     1,780     (69)       91       875     (81)      (150)
Foreign government                                     --        --      --         1        15      --         --
ABS                                                    19       168      (2)       23       217     (19)       (21)
RMBS                                                   19         3      --        45        73      (4)        (4)
CMBS                                                    8        33      --         3        32      (2)        (2)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345     2,075     (72)      173     1,259    (119)      (191)
Equity securities                                     294       327     (13)        1         6      (1)       (14)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           639    $2,402   $ (85)      174    $1,265   $(120)     $(205)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              167    $1,275   $ (28)      127    $  989   $ (79)     $(107)
Below investment grade fixed income securities        178       800     (44)       46       270     (40)       (84)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345    $2,075   $ (72)      173    $1,259   $(119)     $(191)
                                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2013
Fixed income securities
U.S. government and agencies                            4    $   76   $  (2)       --    $   --   $  --      $  (2)
Municipal                                              63       347     (24)       21        99     (38)       (62)
Corporate                                             530     5,191    (224)       48       467     (71)      (295)
Foreign government                                      7        76      (4)        1        13      (2)        (6)
ABS                                                    17       162      (1)       42       400     (33)       (34)
RMBS                                                   35        42      (2)       47       129     (10)       (12)
CMBS                                                    5        14      --         6        52      (7)        (7)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661     5,908    (257)      165     1,160    (161)      (418)
Equity securities                                      25        80      (5)       --        --      --         (5)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed income securities        135       636     (21)       55       326     (49)       (70)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2014, $147 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $147 million, $79 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2014, the remaining $58 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $28 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $58 million, $29 million are related to below investment grade fixed income securities and $1 million are related to equity securities. Of these amounts, $6 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2014.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i)subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2014, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2014, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2014 and 2013, the carrying value of equity method limited partnerships totaled $1.52 billion and $1.46 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.

   As of December 31, 2014 and 2013, the carrying value for cost method limited partnerships was $508 million and $605 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds.

   Tax credit funds were reclassified from limited partnership interests to other assets during 2014 since the return on these funds is in the form of tax credits rather than investment income. These tax credit funds totaled $277 million as of December 31, 2014.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.69 billion and $4.17 billion as of December 31, 2014 and 2013, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2014  2013
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California                         24.8% 24.0%
                       Illinois                            9.2   9.7
                       New Jersey                          8.3   7.2
                       Texas                               7.7   6.3
                       New York                            6.0   6.2
                       Florida                             4.7   5.2
                       District of Columbia                2.0   5.4

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                          2014   2013
          (% of mortgage loan portfolio carrying value)  -----  -----
                       Office buildings                   25.6%  28.3%
                       Retail                             24.1   22.9
                       Apartment complex                  20.0   19.2
                       Warehouse                          18.1   18.6
                       Other                              12.2   11.0
                                                         -----  -----
                          Total                          100.0% 100.0%
                                                         =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2014 are as follows:

                                     Number  Carrying
                                    of loans  value   Percent
                   ($ in millions)  -------- -------- -------
                     2015              21     $  236     6.4%
                     2016              27        217     5.9
                     2017              35        395    10.7
                     2018              30        345     9.4
                     Thereafter       185      2,493    67.6
                                      ---     ------   -----
                       Total          298     $3,686   100.0%
                                      ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2014.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                                    2014                            2013
($ in millions)                        ------------------------------- -------------------------------
                                       Fixed rate Variable rate        Fixed rate Variable rate
                                        mortgage    mortgage            mortgage    mortgage
Debt service coverage                    loans        loans     Total    loans        loans     Total
ratio distribution                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  110        $--      $  110   $  153        $--      $  153
1.0 - 1.25                                  387         --         387      560         --         560
1.26 - 1.50                               1,118          1       1,119    1,167          2       1,169
Above 1.50                                2,054         --       2,054    2,176         38       2,214
                                         ------        ---      ------   ------        ---      ------
   Total non-impaired mortgage loans     $3,669        $ 1      $3,670   $4,056        $40      $4,096
                                         ======        ===      ======   ======        ===      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2014 2013
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance     $16  $77
        Impaired mortgage loans without a valuation allowance   --   --
                                                               ---  ---
        Total impaired mortgage loans                          $16  $77
                                                               ===  ===
        Valuation allowance on impaired mortgage loans         $ 8  $21

   The average balance of impaired loans was $26 million, $86 million and $202 million during 2014, 2013 and 2012, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                      2014 2013  2012
          ($ in millions)                             ---- ----  ----
          Beginning balance                           $21  $ 42  $ 63
          Net decrease in valuation allowance          (5)  (11)   (5)
          Charge offs                                  (8)   (8)  (16)
          Mortgage loans classified as held for sale   --    (2)   --
                                                      ---  ----  ----
          Ending balance                              $ 8  $ 21  $ 42
                                                      ===  ====  ====

   Payments on all mortgage loans were current as of December 31, 2014 and 2013.

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2014  2013
          (% of municipal bond portfolio carrying value)  ----  ----
                           California                     17.0% 15.9%
                           Texas                          13.6  13.5
                           Oregon                          5.8   5.4
                           Illinois                        5.3   5.1
                           New Jersey                      5.1   5.2
                           New York                        4.9   5.2

Concentration of credit risk

   As of December 31, 2014, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2014 and 2013, fixed income securities with a carrying value of $492 million and $312 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2014, 2013 and 2012.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $3.31 billion and $2.89 billion as of December 31, 2014 and 2013, respectively.

   As of December 31, 2014, fixed income securities and short-term investments with a carrying value of $43 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2014, the carrying value of fixed income securities that were non-income producing was $14 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:  Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:  Assets and liabilities whose values are based on the following:
          (a)Quoted prices for similar assets or liabilities in active markets;
          (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
          (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market and are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities that were classified as held for sale as of December 31, 2013. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

.. Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts that were classified as held for sale as of December 31, 2013. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2014.

                                       Quoted prices   Significant
                                         in active        other    Significant  Counterparty
                                        markets for    observable  unobservable   and cash   Balance as of
                                      identical assets   inputs       inputs     collateral  December 31,
                                         (Level 1)      (Level 2)   (Level 3)     netting        2014
($ in millions)                       ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies                          $  147        $   623      $   --                    $   770
       Municipal                               --          3,556         106                      3,662
       Corporate                               --         20,193         792                     20,985
       Foreign government                      --            735          --                        735
       ABS                                     --            636         129                        765
       RMBS                                    --            605          --                        605
       CMBS                                    --            578           1                        579
       Redeemable preferred
         stock                                 --             16          --                         16
                                           ------        -------      ------                    -------
          Total fixed income
            securities                        147         26,942       1,028                     28,117
   Equity securities                          927              6          37                        970
   Short-term investments                      90            767          --                        857
   Other investments:
     Free-standing derivatives                 --             90           2       $  (2)            90
   Separate account assets                  4,396             --          --                      4,396
   Other assets                                 1             --           1                          2
                                           ------        -------      ------       -----        -------
          Total recurring
            basis assets                    5,561         27,805       1,068          (2)        34,432
       Non-recurring
         basis /(1)/                           --             --           9                          9
                                           ------        -------      ------       -----        -------
Total assets at fair value                 $5,561        $27,805      $1,077       $  (2)       $34,441
                                           ======        =======      ======       =====        =======
% of total assets at fair
  value                                      16.2%          80.7%        3.1%        -- %           100%

Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                         $   --        $    --      $ (323)                   $  (323)
   Other liabilities:
     Free-standing derivatives                 --            (24)         (9)      $   2            (31)
                                           ------        -------      ------       -----        -------
Total liabilities at fair
  value                                    $   --        $   (24)     $ (332)      $   2        $  (354)
                                           ======        =======      ======       =====        =======
% of total liabilities at
  fair value                                  -- %           6.8%       93.8%       (0.6)%          100%

--------
/(1)/Includes $6 million of mortgage loans and $3 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                                             Quoted prices   Significant
                                                               in active        other    Significant  Counterparty
                                                              markets for    observable  unobservable   and cash   Balance as of
                                                            identical assets   inputs       inputs     collateral  December 31,
                                                               (Level 1)      (Level 2)   (Level 3)     netting        2013
($ in millions)                                             ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and agencies                              $  145        $   621     $     --                  $    766
       Municipal                                                     --          3,185          119                     3,304
       Corporate                                                     --         20,308        1,008                    21,316
       Foreign government                                            --            792           --                       792
       ABS                                                           --            895          112                     1,007
       RMBS                                                          --            790           --                       790
       CMBS                                                          --            763            1                       764
       Redeemable preferred stock                                    --             16            1                        17
                                                                 ------        -------     --------                  --------
              Total fixed income securities                         145         27,370        1,241                    28,756
   Equity securities                                                593             51            6                       650
   Short-term investments                                           129            461           --                       590
   Other investments: Free-standing derivatives                      --            268            9      $ (11)           266
   Separate account assets                                        5,039             --           --                     5,039
   Assets held for sale                                           1,854          9,812          362                    12,028
                                                                 ------        -------     --------      -----       --------
          Total recurring basis assets                            7,760         37,962        1,618        (11)        47,329
   Non-recurring basis /(1)/                                         --             --           17                        17
                                                                 ------        -------     --------      -----       --------
Total assets at fair value                                       $7,760        $37,962     $  1,635      $ (11)      $ 47,346
                                                                 ======        =======     ========      =====       ========
% of total assets at fair value                                    16.4%          80.2%         3.4%       -- %           100%

Liabilities
   Contractholder funds: Derivatives embedded in life and
     annuity contracts                                           $   --        $    --     $   (307)                 $   (307)
   Other liabilities: Free-standing derivatives                      --           (185)         (14)     $   7           (192)
   Liabilities held for sale                                         --             --         (246)                     (246)
                                                                 ------        -------     --------      -----       --------
          Total recurring basis liabilities                          --           (185)        (567)         7           (745)
   Non-recurring basis /(2)/                                         --             --      (11,088)                  (11,088)
                                                                 ------        -------     --------      -----       --------
Total liabilities at fair value                                  $   --        $  (185)    $(11,655)     $   7       $(11,833)
                                                                 ======        =======     ========      =====       ========
% of total liabilities at fair value                                -- %           1.6%        98.5%      (0.1)%          100%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                                       Valuation               Unobservable                  Weighted
                                    Fair value         technique                   input            Range    average
($ in millions)                     ---------- --------------------------- ---------------------- ---------  --------
December 31, 2014
Derivatives embedded in life and      $(278)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.76%
  annuity contracts - Equity-
  indexed and forward starting
  options
December 31, 2013
Derivatives embedded in life and      $(247)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.75%
  annuity contracts - Equity-
  indexed and forward starting
  options
Liabilities held for sale - Equity-   $(246)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.91%
  indexed and forward starting
  options

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   As of December 31, 2014 and 2013, Level 3 fair value measurements include $914 million and $1.15 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

                                                        Total gains (losses)
                                                           included in:
                                                        -------------------
                                       Balance as of                           Transfers    Transfers
                                        December 31,        Net                  into        out of
                                            2013        income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $  119          $ --       $  18      $  --       $  (17)
       Corporate                            1,008            20         (14)        85         (114)
       ABS                                    112            --           3         16          (12)
       CMBS                                     1            --          --         --           (4)
       Redeemable preferred
         stock                                  1            --          --         --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                      1,241            20           7        101         (147)
   Equity securities                            6            --          (1)        --           (1)
   Free-standing derivatives,
     net                                       (5)           --          --         --           --
   Other assets                                --             1          --         --           --
   Assets held for sale                       362            (1)          2          4           (2)
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $1,604          $ 20       $   8      $ 105       $ (150)
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $ (307)         $ (8)      $  --      $  --       $   --
   Liabilities held for sale                 (246)           17          --         --           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $ (553)         $  9       $  --      $  --       $   --
                                           ======          ====       =====      =====       ======

                                                                                          Balance as of
                                        Sold in LBL     Purchases/                        December 31,
                                      disposition /(3)/ Issues /(4)/  Sales   Settlements     2014
                                      ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $   --          $ --       $ (11)     $  (3)      $  106
       Corporate                               --            20        (109)      (104)         792
       ABS                                     --            21          --        (11)         129
       CMBS                                     4            --          --         --            1
       Redeemable preferred
         stock                                 --            --          (1)        --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                          4            41        (121)      (118)       1,028
   Equity securities                           --            39          (6)        --           37
   Free-standing derivatives,
     net                                       --             2          --         (4)          (7)/(2)/
   Other assets                                --            --          --         --            1
   Assets held for sale                      (351)           --          (8)        (6)          --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $ (347)         $ 82       $(135)     $(128)      $1,059
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $   --          $(14)      $  --      $   6       $ (323)
   Liabilities held for sale                  230            (4)         --          3           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $  230          $(18)      $  --      $   9       $ (323)
                                           ======          ====       =====      =====       ======

--------
/(1)/The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.
/(2)/Comprises $2 million of assets and $9 million of liabilities. /(3)/Includes transfers from held for sale that took place in first quarter
     2014 of $4 million for CMBS and $(4) million for Assets held for sale. /(4)/Represents purchases for assets and issues for liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
                                                    -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
   Municipal                             $  338        $ (12)     $  19      $  --       $   --
   Corporate                              1,501           32        (32)        84         (172)
   ABS                                      199           (2)        30         17          (16)
   RMBS                                      --           --         --         --           --
   CMBS                                      21           (1)         3         --           --
   Redeemable preferred stock                 1           --         --         --           --
                                         ------        -----      -----      -----       ------
       Total fixed income
         securities                       2,060           17         20        101         (188)
Equity securities                             7           --         --         --           --
Free-standing derivatives, net              (27)          19         --         --           --
Other assets                                  1           (1)        --         --           --
Assets held for sale                         --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
       Total recurring Level
         3 assets                        $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                           $ (553)       $  89      $  --      $  --       $   --
   Liabilities held for sale                 --           20         --         --           --
                                         ------        -----      -----      -----       ------
   Total recurring Level 3
     liabilities                         $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
       Municipal                         $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate                           (244)         145       (173)      (133)       1,008
       ABS                                  (85)          --         (8)       (23)         112
       RMBS                                  --           --         --         --           --
       CMBS                                  (5)          --        (17)        --            1
       Redeemable preferred
         stock                               --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities                     (385)         145       (371)      (158)       1,241
   Equity securities                         --           --         (1)        --            6
   Free-standing derivatives,
     net                                     --            9         --         (6)          (5)/(3)/
   Other assets                              --           --         --         --           --
   Assets held for sale                     385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets               $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                       $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale                              (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities             $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                         Total gains (losses)
                                                            included in:
                                                         -------------------
                                           Balance as of                        Transfers    Transfers
                                           December 31,      Net                  into        out of
                                               2011      income /(1)/   OCI      Level 3      Level 3
($ in millions)                            ------------- -----------   ------  ----------- -------------
Assets
Fixed income securities:
   Municipal                                  $  387        $  (5)      $ 22      $  53       $  (10)
   Corporate                                   1,319           20         63        381          (64)
   ABS                                           254           24         59         42           (7)
   RMBS                                           47           --         --         --          (47)
   CMBS                                           30           (4)        10         --           --
   Redeemable preferred stock                      1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total fixed income
         securities                            2,038           35        154        476         (128)
Equity securities                                 14           --         --         --           --
Free-standing derivatives, net                   (88)          25         --         --           --
Other assets                                       1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total recurring
         Level 3 assets                       $1,965        $  60       $154      $ 476       $ (128)
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $ (723)       $ 168       $ --      $  --       $   --
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $ (723)       $ 168       $ --      $  --       $   --
                                              ======        =====       ====      =====       ======

                                                                                           Balance as of
                                                                                           December 31,
                                             Purchases      Sales      Issues  Settlements     2012
                                           ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal                              $   --        $(107)      $ --      $  (2)      $  338
       Corporate                                 125         (223)        --       (120)       1,501
       ABS                                        11         (165)        --        (19)         199
       RMBS                                       --           --         --         --           --
       CMBS                                       --           --         --        (15)          21
       Redeemable preferred
         stock                                     1           (1)        --         --            1
                                              ------        -----       ----      -----       ------
          Total fixed income
            securities                           137         (496)        --       (156)       2,060
   Equity securities                               5          (12)        --         --            7
   Free-standing derivatives,
     net                                          27           --         --          9          (27)/(2)/
   Other assets                                   --           --         --         --            1
                                              ------        -----       ----      -----       ------
              Total recurring
                Level 3 assets                $  169        $(508)      $ --      $(147)      $2,041
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $   --        $  --       $(79)     $  81       $ (553)
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $   --        $  --       $(79)     $  81       $ (553)
                                              ======        =====       ====      =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:$38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2014 or 2013. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   Transfers into Level 3 during 2014, 2013 and 2012 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level
3. Transfers out of Level 3 during 2014, 2013 and 2012 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                                              2014 2013  2012
($ in millions)                                                               ---- ----  ----
Assets
   Fixed income securities:
       Municipal                                                              $(1) $ (4) $ --
       Corporate                                                               11    13    15
       ABS                                                                     --    (2)   --
       CMBS                                                                     1    (2)   (3)
                                                                              ---  ----  ----
          Total fixed income securities                                        11     5    12
   Equity securities                                                           --    --    --
   Free-standing derivatives, net                                               5    10     6
   Other assets                                                                 1    (1)   --
   Assets held for sale                                                        --    (2)   --
                                                                              ---  ----  ----
          Total recurring Level 3 assets                                      $17  $ 12  $ 18
                                                                              ===  ====  ====
Liabilities
   Contractholder funds: Derivatives embedded in life and annuity contracts   $(8) $ 89  $168
   Liabilities held for sale                                                   17    20    --
                                                                              ---  ----  ----
          Total recurring Level 3 liabilities                                 $ 9  $109  $168
                                                                              ===  ====  ====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits. These gains and losses total $121 million in 2013 and are reported as follows:
$9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2014 December 31, 2013
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans                     $3,686   $3,922   $4,173   $4,300
       Cost method limited partnerships      508      686      605      799
       Bank loans                            431      427      160      161
       Agent loans                           368      361      341      325
       Notes due from related party          275      275      275      275
       Assets held for sale                   --       --    1,458    1,532

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans, notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                              December 31, 2014 December 31, 2013
($ in millions)                               ----------------  ----------------
                                              Carrying   Fair   Carrying   Fair
                                               value     value   value     value
                                              --------  ------- --------  -------
Contractholder funds on investment contracts  $13,708   $14,364 $15,542   $16,198
Notes due to related parties                      275       275     282       282
Liability for collateral                          510       510     328       328
Liabilities held for sale                          --        --   7,417     7,298

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014 and December 2013, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2014, the Company pledged $30 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2014.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
                                                             ------------------------------------ -------- --------- ------ -----
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments            $   85      n/a   $   3   $ 3
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                       Other investments               163      n/a       2     2
Equity and index contracts
   Options                                                            Other investments                --    3,225      83    83
   Financial futures contracts                                           Other assets                  --      704       1     1
Foreign currency contracts
   Foreign currency forwards                                          Other investments                57      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                19      n/a      --    --
   Credit default swaps - selling protection                          Other investments                80      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   3      n/a       1     1
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                       322    3,929      89    89
                                                                                                   ------    -----   -----   ---
Total asset derivatives                                                                            $  407    3,929   $  92   $92
                                                                                                   ======    =====   =====   ===
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses  $   50      n/a   $  (1)  $--
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses      11      n/a      --    --
   Financial futures contract                                Other liabilities & accrued expenses      --      200      --    --
Equity and index contracts
   Options and futures                                       Other liabilities & accrued expenses      --    3,131     (22)   --
Foreign currency contracts
   Foreign currency forwards                                 Other liabilities & accrued expenses      36      n/a       1     1
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             615      n/a     (32)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             425      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,786      n/a    (278)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses      49      n/a      (1)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a      (9)   --
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                     3,192    3,331    (353)    2
                                                                                                   ------    -----   -----   ---
Total liability derivatives                                                                         3,242    3,331    (354)  $ 2
                                                                                                   ======    =====   =====   ===
Total derivatives                                                                                  $3,649    7,260   $(262)
                                                                                                   ======    =====   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
                                                             ---------
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                        --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                   --
                                                               -----
Total asset derivatives                                        $  --
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  (1)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate cap agreements                                   --
   Financial futures contract                                     --
Equity and index contracts
   Options and futures                                           (22)
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (32)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (278)
   Other embedded derivative financial instruments                --
Credit default contracts
   Credit default swaps - buying protection                       (1)
   Credit default swaps - selling protection                      (9)
                                                               -----
       Subtotal                                                 (355)
                                                               -----
Total liability derivatives                                    $(356)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
Asset derivatives                                            ------------------------------------ -------- --------- ------ -----
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments           $    16      n/a   $   1  $  1
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                                  Other investments             1,420      n/a      --    --
   Interest rate cap agreements                                       Other investments                61      n/a       2     2
Equity and index contracts
   Options and warrants /(2)/                                         Other investments                 3   10,035     261   261
   Financial futures contracts                                           Other assets                  --      627      --    --
Foreign currency contracts
   Foreign currency forwards                                          Other investments                47      n/a      --    --
Embedded derivative financial instruments
   Credit default swaps                                            Fixed income securities             12      n/a     (12)   --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                 1      n/a      --    --
   Credit default swaps - selling protection                          Other investments                85      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   4      n/a      --    --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                     1,633   10,662     253   265
                                                                                                  -------   ------   -----  ----
Total asset derivatives                                                                           $ 1,649   10,662   $ 254  $266
                                                                                                  =======   ======   =====  ====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses $   132      n/a   $ (15) $ --
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       4     4
   Interest rate swaption agreements                         Other liabilities & accrued expenses   4,570      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses     262      n/a       4     4
Equity and index contracts
   Options                                                   Other liabilities & accrued expenses      55   10,035    (165)    2
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             738      n/a     (43)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             506      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,693      n/a    (247)   --
                                                                  Liabilities held for sale         2,363      n/a    (246)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      (4)   --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses     171      n/a      (2)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a     (15)   --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                    10,628   10,035    (726)   11
                                                                                                  -------   ------   -----  ----
Total liability derivatives                                                                        10,760   10,035    (741) $ 11
                                                                                                  =======   ======   =====  ====
Total derivatives                                                                                 $12,409   20,697   $(487)
                                                                                                  =======   ======   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
Asset derivatives                                            ---------
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options and warrants /(2)/                                     --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Credit default swaps                                          (12)
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                  (12)
                                                               -----
Total asset derivatives                                        $ (12)
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $ (15)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                      (167)
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (43)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (247)
                                                                (246)
   Other embedded derivative financial instruments                (4)
Credit default contracts
   Credit default swaps - buying protection                       (2)
   Credit default swaps - selling protection                     (15)
                                                               -----
       Subtotal                                                 (737)
                                                               -----
Total liability derivatives                                    $(752)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                     Offsets
 ($ in millions)               ------------------
                                           Cash       Net    Securities
                               Counter- collateral amount on collateral
                        Gross   party   (received)  balance  (received)  Net
                        amount netting   pledged     sheet    pledged   amount
                        ------ -------- ---------- --------- ---------- ------
 December 31, 2014
 Asset derivatives       $  7    $ (2)     $--       $  5       $(4)     $ 1
 Liability derivatives    (11)      2       --         (9)        7       (2)

 December 31, 2013
 Asset derivatives       $ 14    $(11)     $--       $  3       $(3)     $--
 Liability derivatives    (33)     11       (4)       (26)       22       (4)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2014, 2013 or 2012.

                                                                                          2014 2013  2012
($ in millions)                                                                           ---- ----  ----
Gain (loss) recognized in OCI on derivatives during the period                            $12  $  3  $ (6)
Gain (loss) recognized in OCI on derivatives during the term of the hedging relationship    2   (13)  (17)
Loss reclassified from AOCI into income (net investment income)                            (1)   (1)   --
Loss reclassified from AOCI into income (realized capital gains and losses)                (2)   --    (1)

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated

Statements of Operations and Comprehensive Income for the years ended December 31. In 2014 and 2013, the Company had no derivatives used in fair value hedging relationships.

                                                             Realized              Interest      Loss on   Total gain (loss)
                                                     Net      capital            credited to   disposition   recognized in
                                                  investment gains and Contract contractholder     of        net income on
                                                    income    losses   benefits     funds      operations     derivatives
($ in millions)                                   ---------- --------- -------- -------------- ----------- -----------------
2014
Interest rate contracts                              $--        $(3)     $--         $ --          $(4)          $ (7)
Equity and index contracts                            --         (1)      --           38           --             37
Embedded derivative financial instruments             --         --       15          (14)          --              1
Foreign currency contracts                            --         10       --           --           --             10
Credit default contracts                              --          8       --           --           --              8
Other contracts                                       --         --       --           (2)          --             (2)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $15         $ 22          $(4)          $ 47
                                                     ===        ===      ===         ====          ===           ====
2013
Interest rate contracts                              $--        $ 3      $--         $ --          $(6)          $ (3)
Equity and index contracts                            --         --       --           94           --             94
Embedded derivative financial instruments             --         (1)      74          (75)          --             (2)
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         14       --           --           --             14
Other contracts                                       --         --       --           (3)          --             (3)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $74         $ 16          $(6)          $ 98
                                                     ===        ===      ===         ====          ===           ====
2012
Derivatives in fair value accounting hedging
  relationships
Interest rate contracts                              $(1)       $--      $--         $ --          $--           $ (1)
                                                     ---        ---      ---         ----          ---           ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts                               --          2       --           --           --              2
Equity and index contracts                            --         --       --           56           --             56
Embedded derivative financial instruments             --         20       36          134           --            190
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         15       --           --           --             15
Other contracts                                       --         --       --            3           --              3
                                                     ---        ---      ---         ----          ---           ----
   Subtotal                                           --         35       36          193           --            264
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $(1)       $35      $36         $193          $--           $263
                                                     ===        ===      ===         ====          ===           ====

   Changes in fair value of the Company's fair value hedging relationships for 2012 resulted in a $3 million gain on interest rate contract derivatives and a $3 million loss on the hedged risk of investments, both of which were reported in net investment income.

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2014, counterparties pledged $4 million in cash and securities to the Company, and the Company pledged $7 million in securities to counterparties which includes $7 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                        2014                                                     2013
($ in millions) -----------------------------------------------------    -----------------------------------------------------
                  Number                                   Exposure,       Number                                   Exposure,
                of counter-  Notional       Credit          net of       of counter-  Notional       Credit          net of
 Rating /(1)/     parties   amount /(2)/ exposure /(2)/ collateral /(2)/   parties   amount /(2)/ exposure /(2)/ collateral /(2)/
--------------- ----------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
     A+              1         $164           $ 2             $ 1             1        $   22          $ 1             $ 1
     A               3           88             3               1             4         1,523            2              --
     A-              1            8            --              --             1            24            1              --
     BBB+            1           11            --              --             1             3           --              --
     BBB             1           52            --              --             1            76            1              --
                     -         ----           ---             ---             -        ------          ---             ---
     Total           7         $323           $ 5             $ 2             8        $1,648          $ 5             $ 1
                     =         ====           ===             ===             =        ======          ===             ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                            2014 2013
($ in millions)                                                                             ---- ----
Gross liability fair value of contracts containing credit-risk-contingent features          $11  $ 25
Gross asset fair value of contracts containing credit-risk-contingent features and subject
  to MNAs                                                                                    (2)   (9)
Collateral posted under MNAs for contracts containing credit-risk-contingent features        (7)  (14)
                                                                                            ---  ----
Maximum amount of additional exposure for contracts with credit-risk-contingent
  features if all features were triggered concurrently                                      $ 2  $  2
                                                                                            ===  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                       Notional amount
                                               ------------------------------
                                                            BB and       Fair
                                               AA   A   BBB lower  Total value
 ($ in millions)                               --- ---- --- ------ ----- -----
 December 31, 2014
 Single name
    Corporate debt                             $-- $ -- $--  $--   $ --  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100    (9)
 Index
    Corporate debt                              --   22  52    6     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $-- $122 $52  $ 6   $180  $ (7)
                                               === ==== ===  ===   ====  ====

 December 31, 2013
 Single name
    Corporate debt                             $-- $  5 $--  $--   $  5  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100   (15)
 Index
    Corporate debt                               1   20  55    4     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $ 1 $125 $55  $ 4   $185  $(13)
                                               === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                              2014   2013
     ($ in millions)                                         ------ ------
     Commitments to invest in limited partnership interests  $1,223 $1,366
     Commitments to extend mortgage loans                        44      1
     Private placement commitments                               25      5
     Other loan commitments                                      46     26

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2014, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2014    2013
($ in millions)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 6,682 $ 6,645
   Other immediate fixed annuities                                 2,246   2,279
Traditional life insurance                                         2,303   2,329
Accident and health insurance                                        238     236
Other                                                                 97     100
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $11,566 $11,589
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product                                              Mortality                      Interest rate          Estimation method
-------                                -------------------------------------- ------------------------- ------------------------

Structured settlement annuities        U.S. population with projected         Interest rate assumptions Present value of
                                       calendar year improvements; mortality  range from 2.7% to 9.0%   contractually specified
                                       rates adjusted for each impaired life                            future benefits
                                       based on reduction in life expectancy

Other immediate fixed annuities        1983 group annuity mortality table     Interest rate assumptions Present value of
                                       with internal modifications; 1983      range from 0% to 11.5%    expected future benefits
                                       individual annuity mortality table;                              based on historical
                                       Annuity 2000 mortality table with                                experience
                                       internal modifications; Annuity 2000
                                       mortality table; 1983 individual
                                       annuity mortality table with internal
                                       modifications

Traditional life insurance             Actual company experience plus loading Interest rate assumptions Net level premium range from 2.5% to 11.3%  reserve method using the
                                                                                                        Company's withdrawal
                                                                                                        experience rates;
                                                                                                        includes reserves for
                                                                                                        unpaid claims

Accident and health insurance          Actual company experience plus loading Interest rate assumptions Unearned premium;
                                                                              range from 3.0% to 6.0%   additional contract
                                                                                                        reserves for mortality
                                                                                                        risk and unpaid claims

                                                                                                        Projected benefit ratio
                                       Annuity 2012 mortality table with      Interest rate assumptions applied to cumulative
Other:                                 internal modifications                 range from 2.6% to 5.8%   assessments
   Variable annuity guaranteed
     minimum death benefits /(1)/

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $28 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2014. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                          2014    2013
       ($ in millions)                                   ------- -------
       Interest-sensitive life insurance                 $ 7,193 $ 7,104
       Investment contracts:
          Fixed annuities                                 14,284  16,172
          Funding agreements backing medium-term notes        85      89
          Other investment contracts                         254     239
                                                         ------- -------
              Total contractholder funds                 $21,816 $23,604
                                                         ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

Product                                            Interest rate                     Withdrawal/surrender charges
-------                                -------------------------------------  ------------------------------------------

Interest-sensitive life insurance      Interest rates credited range from 0%  Either a percentage of account balance
                                       to 9.0% for equity-indexed life        or dollar amount grading off generally
                                       (whose returns are indexed to the S&P  over 20 years
                                       500) and 1.0% to 6.0% for all other
                                       products

Fixed annuities                        Interest rates credited range from 0%  Either a declining or a level percentage
                                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 21.5% of
                                       annuities (whose returns are indexed   fixed annuities are subject to market
                                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                                       all other products                     withdrawals

Funding agreements backing             Interest rate credited is 2.49%        Not applicable
  medium-term notes

Other investment contracts:            Interest rates used in establishing    Withdrawal and surrender charges are
   Guaranteed minimum income,          reserves range from 1.7% to 10.3%      based on the terms of the related
     accumulation and withdrawal                                              interest-sensitive life insurance or fixed
     benefits on variable /(1)/ and                                           annuity contract
     fixed annuities and secondary
     guarantees on interest-sensitive
     life insurance and fixed
     annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                                 2014      2013      2012
($ in millions)                                                --------  --------  -------
Balance, beginning of year                                     $ 23,604  $ 38,634  $41,669
Classified as held for sale, beginning balance                   10,945        --       --
                                                               --------  --------  -------
Total, including those classified as held for sale               34,549    38,634   41,669

Deposits                                                          1,227     2,338    2,180
Interest credited                                                   892     1,268    1,296
Benefits                                                         (1,178)   (1,521)  (1,454)
Surrenders and partial withdrawals                               (2,253)   (3,279)  (3,969)
Maturities of and interest payments on institutional products        (2)   (1,799)    (138)
Contract charges                                                   (798)   (1,032)    (995)
Net transfers from separate accounts                                  7        12       11
Other adjustments                                                    34       (72)      34
Sold in LBL disposition                                         (10,662)       --       --
Classified as held for sale, ending balance                          --   (10,945)      --
                                                               --------  --------  -------
Balance, end of year                                           $ 21,816  $ 23,604  $38,634
                                                               ========  ========  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $3.82 billion and $5.20 billion of equity, fixed income and balanced mutual funds and $467 million and $748 million of money market mutual funds as of December 31, 2014 and 2013, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              December 31,
                                                                           -------------------
                                                                             2014      2013
($ in millions)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   4,288 $   5,951
   Net amount at risk /(1)/                                                $     581 $     636
   Average attained age of contractholders                                  69 years  68 years

At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,142 $   1,463
   Net amount at risk /(2)/                                                $     238 $     252
   Weighted average waiting period until annuitization options available        None      None

For cumulative periodic withdrawals
   Separate account value                                                  $     382 $     488
   Net amount at risk /(3)/                                                $       8 $       9

Accumulation at specified dates
   Separate account value                                                  $     480 $     732
   Net amount at risk /(4)/                                                $      24 $      27
   Weighted average waiting period until guarantee date                      4 years   5 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
     (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

                                          Liability for      Liability for   Liability for
                                      guarantees related to   guarantees   guarantees related
                                       death benefits and     related to    to accumulation
                                     interest-sensitive life    income       and withdrawal
($ in millions)                             products           benefits         benefits      Total
---------------                      ----------------------- ------------- ------------------ -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
   Less reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Net balance as of December 31, 2013             277                14                9          300
Incurred guarantee benefits                      34                --                9           43
Paid guarantee benefits                          --                --               --           --
Sold in LBL disposition                        (214)              (10)              (3)        (227)
                                              -----              ----             ----        -----
   Net change                                  (180)              (10)               6         (184)
Net balance as of December 31, 2014              97                 4               15          116
   Plus reinsurance recoverables                 98                91               45          234
                                              -----              ----             ----        -----
Balance, December 31, 2014 /(2)/              $ 195              $ 95             $ 60        $ 350
                                              =====              ====             ====        =====
Balance, December 31, 2012 /(3)/              $ 309              $235             $129        $ 673
   Less reinsurance recoverables                113               220              125          458
                                              -----              ----             ----        -----
Net balance as of December 31, 2012             196                15                4          215
Incurred guarantee benefits                      83                (1)               5           87
Paid guarantee benefits                          (2)               --               --           (2)
                                              -----              ----             ----        -----
   Net change                                    81                (1)               5           85
Net balance as of December 31, 2013             277                14                9          300
   Plus reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
                                              =====              ====             ====        =====

--------
/(1)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(2)/Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.
/(3)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business.

   The following table summarizes those retention limits by period of policy issuance.

Period                                                               Retention limits
------                            ---------------------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.46 billion and $1.51 billion as of December 31, 2014 and 2013, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In addition, as of December 31, 2014 and 2013 the Company had reinsurance recoverables of $157 million and $156 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2014, the gross life insurance in force was $424.34 billion of which $97.57 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2014    2013    2012
($ in millions)                                                ------  ------  ------
Direct                                                         $1,084  $2,093  $2,121
Assumed
   Affiliate                                                      130     124     115
   Non-affiliate                                                  614      68      40
Ceded-non-affiliate                                              (392)   (618)   (654)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,436  $1,667  $1,622
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                       2014    2013    2012
   ($ in millions)                                    ------  ------  ------
   Direct                                             $1,295  $1,805  $2,051
   Assumed
      Affiliate                                           88      82      80
      Non-affiliate                                      398      50      34
   Ceded-non-affiliate                                  (329)   (331)   (644)
                                                      ------  ------  ------
          Contract benefits, net of reinsurance       $1,452  $1,606  $1,521
                                                      ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)                                                            2014   2013    2012
---------------                                                            ----  ------  ------
Direct                                                                     $827  $1,240  $1,288
Assumed
   Affiliate                                                                  9       9      10
   Non-affiliate                                                             82      29      19
Ceded-non-affiliate                                                         (27)    (27)    (28)
                                                                           ----  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $891  $1,251  $1,289
                                                                           ====  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2014   2013
                    ($ in millions)           ------ ------
                    Annuities                 $1,594 $1,648
                    Life insurance               910  1,025
                    Long-term care insurance      80     78
                    Other                          2      3
                                              ------ ------
                       Total                  $2,586 $2,754
                                              ====== ======

   As of December 31, 2014 and 2013, approximately 92% and 92%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                       2014    2013    2012
  ($ in millions)                                     ------  ------  ------
  Balance, beginning of year                          $1,331  $1,834  $2,165
  Classified as held for sale, beginning balance         743      --      --
                                                      ------  ------  ------
  Total, including those classified as held for sale   2,074   1,834   2,165
  Acquisition costs deferred                             163     254     262
  Amortization charged to income                        (162)   (240)   (324)
  Effect of unrealized gains and losses                  (97)    226    (269)
  Sold in LBL disposition                               (707)   (743)     --
                                                      ------  ------  ------
  Balance, end of year                                $1,271  $1,331  $1,834
                                                      ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                         2014  2013  2012
     ($ in millions)                                     ----  ----  ----
     Balance, beginning of year                          $ 42  $ 41  $ 41
     Classified as held for sale, beginning balance        28    --    --
                                                         ----  ----  ----
     Total, including those classified as held for sale    70    41    41
     Sales inducements deferred                             4    24    22
     Amortization charged to income                        (4)   (7)  (14)
     Effect of unrealized gains and losses                 (3)   12    (8)
     Sold in LBL disposition                              (23)   --    --
     Classified as held for sale, ending balance           --   (28)   --
                                                         ----  ----  ----
     Balance, end of year                                $ 44  $ 42  $ 41
                                                         ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2014 and 2013, the liability balance included in other liabilities and accrued expenses was $10 million and $27 million, respectively. The related premium tax offsets included in other assets were $15 million and $31 million as of December 31, 2014 and 2013, respectively.

Guarantees

   The Company owns certain investments that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these investments, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2014. The obligations associated with these investments expire at various dates on or before March 11, 2018.

   Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. related to representations, warranties and covenants of the Company, as well as for certain liabilities specifically excluded from the transaction, subject to certain contractual limitations as to the Company's maximum obligation. Indemnifications related to representations and warranties made by the Company will expire by March 31, 2015, except for those pertaining to certain tax items. Management does not believe these indemnification provisions will have a material effect on results of operations, cash flows or financial position of the Company.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2014.

Regulation and Compliance

   The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulation Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and a final settlement related to the examination was approved by the IRS Appeals Division on September 19, 2014. The Allstate Group's tax years prior to 2009 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group's tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2014, 2013 or 2012, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                                             2014     2013
($ in millions)                                                            -------  -------
Deferred assets
Difference in tax bases of investments                                     $    31  $    44
Deferred reinsurance gain                                                       20       23
Sale of subsidiary                                                              --      173
Other assets                                                                    15        6
                                                                           -------  -------
   Total deferred assets                                                        66      246
Deferred liabilities
Unrealized net capital gains                                                  (747)    (501)
DAC                                                                           (396)    (470)
Life and annuity reserves                                                     (255)    (273)
Other liabilities                                                              (75)     (94)
                                                                           -------  -------
   Total deferred liabilities                                               (1,473)  (1,338)
       Net deferred liability before classification as held for sale        (1,407)  (1,092)
       Deferred taxes classified as held for sale                               --     (151)
                                                                           -------  -------
       Net deferred liability                                              $(1,407) $  (941)
                                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2014 2013  2012
                   ($ in millions)           ---- ----  ----
                   Current                   $101 $ 71  $(82)
                   Deferred                   132  (52)  261
                                             ---- ----  ----
                   Total income tax expense  $233 $ 19  $179
                                             ==== ====  ====

   The Company paid income taxes of $80 million in 2014 and received refunds of $11 million and $58 million in 2013 and 2012, respectively. The Company had current income tax receivable of $7 million as of December 31, 2014 and current income tax payable of $5 million as of December 31, 2013.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                         2014    2013   2012
                                                         ----  ------   ----
  Statutory federal income tax rate - (benefit) expense  35.0%  (35.0)% 35.0%
  Tax credits                                            (1.9) (181.8)  (3.8)
  Dividends received deduction                           (0.9)  (46.1)  (1.4)
  Adjustments to prior year tax liabilities              (0.2)  (14.1)  (0.3)
  Sale of subsidiary                                     (1.8)  351.3     --
  State income taxes                                      0.1    15.3     --
  Non-deductible expenses                                 0.2     6.8    0.1
  Other                                                   0.2     0.1     --
                                                         ----  ------   ----
     Effective income tax rate - expense                 30.7%   96.5%  29.6%
                                                         ====  ======   ====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2014 and 2013 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $16 million, $27 million and $48 million of interest on debt in 2014, 2013 and 2012, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income of ALIC and its insurance subsidiaries was $1.01 billion, $447 million and $382 million in 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.71 billion and $2.88 billion as of December 31, 2014 and 2013, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay dividends in 2014. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2015 is $819 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $122 million as of December 31, 2014.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.71 billion and $499 million, respectively, as of December 31, 2014. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $51 million and $36 million in 2014, 2013 and 2012, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate
401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $7 million, $6 million and $6 million in 2014, 2013 and 2012, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                    2014                 2013                  2012
                                                             ------------------  --------------------  --------------------
                                                             Pre-         After-   Pre-         After-  Pre-          After-
                                                             tax    Tax    tax     tax     Tax   tax    tax     Tax    tax
($ in millions)                                              ----  -----  ------ -------  ----  ------ ------  -----  ------
Unrealized net holding gains and losses arising during the
  period, net of related offsets                             $805  $(282)  $523  $(1,047) $367  $(680) $1,180  $(414)  $766

Less: reclassification adjustment of realized capital gains
  and losses                                                  104    (36)    68       42   (15)    27     (84)    29    (55)
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Unrealized net capital gains and losses                       701   (246)   455   (1,089)  382   (707)  1,264   (443)   821
Unrealized foreign currency translation adjustments            (6)     2     (4)       3    (1)     2      --     --     --
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Other comprehensive income (loss)                            $695  $(244)  $451  $(1,086) $381  $(705) $1,264  $(443)  $821
                                                             ====  =====   ====  =======  ====  =====  ======  =====   ====

18. Quarterly Results (unaudited)

                        First Quarter Second Quarter Third Quarter Fourth Quarter
                        ------------- -------------- -----------   --------------
                         2014   2013  2014    2013   2014   2013   2014    2013
     ($ in millions)    ------ ------ ----   ------  ----  ------  ----   ------
     Revenues           $1,049 $1,049 $851   $1,087  $823  $1,016  $937   $1,076
     Net income (loss)     127    109  132      150    84    (394)  183       97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2014 and 2013, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2014. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 4, 2015

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014

                                                                                               Amount at
                                                                             Cost/            which shown
                                                                           amortized  Fair      in the
                                                                             cost     value  Balance Sheet
($ in millions)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $   668  $   770    $   770
       States, municipalities and political subdivisions                      3,156    3,662      3,662
       Foreign governments                                                      654      735        735
       Public utilities                                                       3,736    4,235      4,235
       Convertibles and bonds with warrants attached                            178      156        156
       All other corporate bonds                                             15,551   16,594     16,594
   Asset-backed securities                                                      773      765        765
   Residential mortgage-backed securities                                       554      605        605
   Commercial mortgage-backed securities                                        538      579        579
   Redeemable preferred stocks                                                   14       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                25,822  $28,117     28,117
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          24  $    24         24
       Banks, trusts and insurance companies                                    177      177        177
       Industrial, miscellaneous and all other                                  701      743        743
   Nonredeemable preferred stocks                                                25       26         26
                                                                            -------  -------    -------
       Total equity securities                                                  927  $   970        970
                                                                                     =======
Mortgage loans on real estate                                                 3,686  $ 3,922      3,686
                                                                                     =======
Real estate (includes $5 acquired in satisfaction of debt)                       32                  32
Policy loans                                                                    616                 616
Derivative instruments                                                           87  $    90         90
                                                                            -------  =======    -------
Limited partnership interests                                                 2,024               2,024
Other long-term investments                                                   1,074               1,074
Short-term investments                                                          857  $   857        857
                                                                            -------  =======    -------
       Total investments                                                    $35,125             $37,466
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  Percentage
                                                 Ceded to      Assumed            of amount
                                      Gross       other       from other   Net     assumed
                                      amount  companies /(1)/ companies   amount    to net
($ in millions)                      -------- --------------  ---------- -------- ----------
Year ended December 31, 2014
Life insurance in force              $119,024    $ 97,574      $305,313  $326,763    93.4%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,022    $    353      $    674  $  1,343    50.2%
   Accident and health insurance           62          39            70        93    75.3%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  1,084    $    392      $    744  $  1,436    51.8%
                                     ========    ========      ========  ========
Year ended December 31, 2013
Life insurance in force              $512,105    $195,414      $ 28,060  $344,751     8.1%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,969    $    532      $    125  $  1,562     8.0%
   Accident and health insurance          124          86            67       105    63.8%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,093    $    618      $    192  $  1,667    11.5%
                                     ========    ========      ========  ========
Year ended December 31, 2012
Life insurance in force              $505,436    $208,967      $ 28,211  $324,680     8.7%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,978    $    550      $     95  $  1,523     6.2%
   Accident and health insurance          143         104            60        99    60.6%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,121    $    654      $    155  $  1,622     9.6%
                                     ========    ========      ========  ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2014, 2013 or 2012.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                Additions
($ in millions)                                             ------------------
                                                   Balance  Charged                       Balance
                                                    as of   to costs                       as of
                                                  beginning   and      Other              end of
Description                                       of period expenses additions Deductions period
-----------                                       --------- -------- --------- ---------- -------
Year ended December 31, 2014
Allowance for estimated losses on mortgage loans     $21      $ (5)     $--       $ 8       $ 8
Year ended December 31, 2013
Allowance for estimated losses on mortgage loans     $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated losses on mortgage loans     $63      $ (5)     $--       $16       $42

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

(b) Exhibits

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2) Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File
No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase
(Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(n) Form of Retirement Income Guarantee Rider 1 (Advisor,
Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(x) Form of TrueReturn Accumulation Benefit Rider (for all
Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File
No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File
No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File
No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(l) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File
No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file
No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(9)(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102934 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS       POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------      --------------------------------------
Matthew E. Winter                        Director, President and Chief
                                         Executive Officer

Don Civgin                               Director, Executive Vice President,
                                         Annuities

Judith P. Greffin                        Director, Executive Vice President
                                         and Chief Investment Officer

Angela K. Fontana                        Director, Vice President, General
                                         Counsel and Secretary

Samuel H. Pilch                          Director, Senior Group Vice President
                                         and Controller

James D. DeVries                         Director

Steven E. Shebik                         Director

Steven P. Sorenson                       Director

Thomas J. Wilson                         Director and Chairman of the Board

James A. Haskins                         Director

Wilford J. Kavanaugh                     Director and Senior Vice President

Harry R. Miller                          Director, Senior Vice President and
                                         Chief Risk Officer

Mario Imbarrato                          Director, Vice President and Chief
                                         Financial Officer

P. Kelly Noll                            Senior Vice President and Chief
                                         Privacy Officer

D. Scott Harper                          Senior Vice President and Assistant
                                         Treasurer

Jesse E. Merten                          Senior Vice President and Treasurer

P. John Rugel                            Senior Vice President

Tracy M. Kirchoff                        Chief Compliance Officer

Errol Cramer                             Vice President and Appointed Actuary

Randal DeCoursey                         Vice President

Stephanie D. Neely                       Vice President and Assistant Treasurer

Atif J. Ijaz                             Vice President

Steven M. Miller                         Vice President

Lori A. Cruz                             Assistant Secretary

Daniel G. Gordon                         Assistant Secretary

Jay A. Kallas                            Assistant Secretary

Elizabeth J. Lapham                      Assistant Secretary

Mary Jo Quinn                            Assistant Secretary

Elliot A. Stultz                         Assistant Secretary

Lisette S. Willemsen                     Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 19, 2015 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Allstate Variable Annuity Contract:

As of January 31, 2015, there were 1,579 Qualified contract owners and 2,206 Non-Qualified contract owners.

Allstate Variable Annuity-L Share Contract:

As of January 31, 2015, there were 1,017 Qualified contract owners and 1,125 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC ("Allstate Distributors") serves as principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated), principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A

See disclosure related to Morgan Stanley &Co. below.

ITEM 29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC, the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business Address of
Each Such Person*                        Positions and Offices with Underwriter
--------------------------------------   --------------------------------------
Wilford J. Kavanaugh                     Manager and Chairman of the Board

Angela K. Fontana                        Manager and Assistant Secretary


     Mario Imbarrato       Manager

     P. John Rugel         Manager

     P. Kelly Noll         Senior Vice President and Chief Privacy Officer

     Marian Goll           Vice President and Treasurer

     D. Scott Harper       Senior Vice President and Assistant Treasurer

     Stephanie D. Neely    Senior Vice President and Assistant Treasurer

     Allen R. Reed         Vice President, General Counsel and Secretary

     Mario Rizzo           Senior Vice President and Assistant Treasurer

     Dana Goldstein        Chief Compliance Officer

     Daniel G. Gordon      Assistant Secretary

     Lisette S. Willemsen  Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley Co. LLC, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                           Title
 ----                  --------------------------------------------------------

 Colm Kelleher         Director, Chairman, President & Chief Executive Officer

 Mohit Assomull        Director

 Stephen D' Antonio    Director

 Michael Stern         Director

 Thomas Wipf           Director

 Sergio Lupetin        Chief Financial Officer

 David Russo           Chief Risk Officer

 Graeme McEvoy         Chief Operations Officer

 John H. Faulkner      General Counsel

 Celeste Mellet Brown  Treasurer

 Rose-Ann Richter      Chief Compliance Officer

* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

                                            (3)
        (1)                (2)        Net Underwriting
  Name of Principal    Discounts and  Compensation on           (4)                (5)
    Underwriter         Commissions     Redemption      Brokerage Commissions  Compensation
  -----------------    -------------  ----------------  ---------------------  ------------
Allstate Distributors      N/A              N/A                      $0            N/A
Morgan Stanley & Co.
LLC                        N/A              N/A              $9,530,700            N/A

THE CONTRACT

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley & Co. Incorporated, is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 14th day of April, 2015.

                                            ALLSTATE FINANCIAL ADVISORS
                                                SEPARATE ACCOUNT I
                                                   (REGISTRANT)

                              By:         ALLSTATE LIFE INSURANCE COMPANY

                              By:              /s/ Angela K. Fontana
                                   ---------------------------------------------
                                                 Angela K. Fontana
                                   Vice President, General Counsel and Secretary

                              By:         ALLSTATE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                              By:              /s/ Angela K. Fontana
                                   ---------------------------------------------
                                                 Angela K. Fontana
                                   Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on 14th day of April, 2015.

            SIGNATURE                           TITLE

*/s/ Matthew E. Winter              Director, President and Chief
----------------------------------  Executive Officer (Principal
Matthew E. Winter                   Executive Officer)

*Thomas J. Wilson                   Director and Chairman of the
----------------------------------  Board
Thomas J. Wilson

*Angela K. Fontana                  Director, Vice President,
---------------------------------   General Counsel and Secretary
Angela K. Fontana

*Judith P. Greffin                  Director, Executive Vice
----------------------------------  President and Chief
Judith P. Greffin                   Investment Officer

*Wilford J. Kavanaugh               Director and Senior Vice
----------------------------------  President
Wilford J. Kavanaugh

*Mario Imbarrato                    Director, Vice President and
----------------------------------  Chief Financial Officer
Mario Imbarrato                     (Principal Financial Officer)

*Harry R. Miller                    Director, Senior Vice
----------------------------------  President and Chief Risk
Harry R. Miller                     Officer

*Samuel H. Pilch                    Director, Senior Group Vice
----------------------------------  President and Controller
Samuel H. Pilch                     (Principal Accounting Officer)

*Don Civgin                         Director, Executive Vice
----------------------------------  President, Annuities
Don Civgin

*Steven E. Shebik                   Director
----------------------------------
Steven E. Shebik

Steven P. Sorenson                  Director
----------------------------------
Steven P. Sorenson

*James A. Haskins                   Director
----------------------------------
James A. Haskins

*James D. DeVries                   Director
----------------------------------
James D. DeVries

*By:/s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                   EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.
(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Judith R. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson.